Brighthouse Funds Trust I

Schedule of Investments
September 30, 2023

Brighthouse Funds Trust I

Schedule of Investments as of September 30, 2023

AB Global Dynamic Allocation Portfolio	BHFTI-1

AB International Bond Portfolio	BHFTI-28

Allspring Mid Cap Value Portfolio	BHFTI-44

American Funds Balanced Allocation Portfolio	BHFTI-48

American Funds Growth Allocation Portfolio	BHFTI-49

American Funds Growth Portfolio	BHFTI-50

American Funds Moderate Allocation Portfolio	BHFTI-51

BlackRock Global Tactical Strategies Portfolio	BHFTI-52

BlackRock High Yield Portfolio	BHFTI-57

Brighthouse Asset Allocation 100 Portfolio	BHFTI-86

Brighthouse Balanced Plus Portfolio	BHFTI-87

Brighthouse Small Cap Value Portfolio	BHFTI-91

Brighthouse/abrdn Emerging Markets Equity Portfolio	BHFTI-97

Brighthouse/Artisan International Portfolio	BHFTI-101

Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-104

Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-117

Brighthouse/Templeton International Bond Portfolio	BHFTI-130

Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-134

CBRE Global Real Estate Portfolio	BHFTI-140

Harris Oakmark International Portfolio	BHFTI-144

Invesco Balanced-Risk Allocation Portfolio	BHFTI-147

Invesco Comstock Portfolio	BHFTI-151

Invesco Global Equity Portfolio	BHFTI-155

Invesco Small Cap Growth Portfolio	BHFTI-158

JPMorgan Core Bond Portfolio	BHFTI-163

JPMorgan Global Active Allocation Portfolio	BHFTI-182

JPMorgan Small Cap Value Portfolio	BHFTI-207

Loomis Sayles Global Allocation Portfolio	BHFTI-214

Loomis Sayles Growth Portfolio	BHFTI-228

MetLife Multi-Index Targeted Risk Portfolio	BHFTI-231

Morgan Stanley Discovery Portfolio	BHFTI-233

MFS® Research International Portfolio	BHFTI-238

PanAgora Global Diversified Risk Portfolio	BHFTI-242

PIMCO Inflation Protected Bond Portfolio	BHFTI-256

PIMCO Total Return Portfolio	BHFTI-269

Schroders Global Multi-Asset Portfolio	BHFTI-291

SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-309

SSGA Growth and Income ETF Portfolio	BHFTI-319

SSGA Growth ETF Portfolio	BHFTI-322

T. Rowe Price Large Cap Value Portfolio	BHFTI-325

T. Rowe Price Mid Cap Growth Portfolio	BHFTI-329

TCW Core Fixed Income Portfolio	BHFTI-335

Victory Sycamore Mid Cap Value Portfolio	BHFTI-345

Western Asset Management Government Income Portfolio	BHFTI-349

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—56.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus SE	27,074	$3,622,025
Axon Enterprise, Inc. (a)	1,229	244,559
BAE Systems PLC	139,222	1,689,997
Boeing Co. (a)	9,917	1,900,891
Dassault Aviation SA	943	177,374
Elbit Systems Ltd.	1,226	243,660
General Dynamics Corp.	3,964	875,925
Howmet Aerospace, Inc.	6,849	316,766
Huntington Ingalls Industries, Inc.	697	142,592
Kongsberg Gruppen ASA	4,038	166,286
L3Harris Technologies, Inc.	3,308	575,989
Lockheed Martin Corp.	3,920	1,603,123
Melrose Industries PLC	61,723	351,766
MTU Aero Engines AG	2,459	446,768
Northrop Grumman Corp.	2,487	1,094,753
Rheinmetall AG	1,995	514,356
Rolls-Royce Holdings PLC (a)	384,402	1,030,451
RTX Corp.	25,456	1,832,068
Saab AB - Class B	3,716	188,968
Safran SA	15,611	2,440,842
Singapore Technologies Engineering Ltd.	71,277	203,648
Textron, Inc.	3,464	270,677
Thales SA	4,801	673,644
TransDigm Group, Inc. (a)	965	813,620

		21,420,748

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc. (b)	2,036	175,361
Deutsche Post AG	45,272	1,845,128
DSV AS	8,502	1,585,040
Expeditors International of Washington, Inc. (b)	2,587	296,548
FedEx Corp.	4,047	1,072,131
Nippon Express Holdings, Inc.	3,374	176,045
SG Holdings Co. Ltd.	14,475	185,387
United Parcel Service, Inc. - Class B	12,650	1,971,755
Yamato Holdings Co. Ltd.	12,143	197,732

		7,505,127

Automobile Components—0.2%
Aisin Corp.	6,827	257,859
Aptiv PLC (a)	4,946	487,626
BorgWarner, Inc.	4,111	165,961
Bridgestone Corp.	26,077	1,016,372
Cie Generale des Etablissements Michelin SCA	30,984	949,653
Continental AG	5,065	357,853
Denso Corp.	79,172	1,270,683
Koito Manufacturing Co. Ltd.	9,485	143,074
Sumitomo Electric Industries Ltd.	32,634	392,990
Valeo	9,378	160,652

		5,202,723

Automobiles—1.4%
Bayerische Motoren Werke (BMW) AG	13,747	1,400,262
Ferrari NV	5,757	1,696,680
Ford Motor Co.	68,757	853,962
General Motors Co.	24,064	793,390

Automobiles—(Continued)
Honda Motor Co. Ltd.	210,963	$2,372,120
Isuzu Motors Ltd.	26,630	334,705
Mazda Motor Corp.	25,705	291,436
Mercedes-Benz Group AG	36,646	2,552,471
Nissan Motor Co. Ltd.	106,021	467,660
Renault SA	8,754	358,433
Stellantis NV (Milan-Traded Shares)	101,044	1,938,107
Subaru Corp.	28,103	545,919
Suzuki Motor Corp.	16,824	676,583
Tesla, Inc. (a)	48,295	12,084,375
Toyota Motor Corp.	484,334	8,703,124
Volkswagen AG (b)	1,368	180,292
Volvo Car AB - Class B (a)	26,289	106,237
Yamaha Motor Co. Ltd.	13,537	355,680

		35,711,436

Banks—3.4%
ABN AMRO Bank NV (GDR)	18,477	261,630
AIB Group PLC	65,781	296,223
ANZ Group Holdings Ltd.	137,256	2,258,233
Banco Bilbao Vizcaya Argentaria SA	271,966	2,214,493
Banco Santander SA	739,153	2,806,839
Bank Hapoalim BM	58,021	515,894
Bank Leumi Le-Israel BM	69,788	577,039
Bank of America Corp.	120,911	3,310,543
Bank of Ireland Group PLC	48,035	471,685
Banque Cantonale Vaudoise	1,382	144,981
Barclays PLC	710,454	1,375,996
BNP Paribas SA	47,918	3,050,601
BOC Hong Kong Holdings Ltd.	168,954	460,707
CaixaBank SA	188,448	753,767
Chiba Bank Ltd.	24,209	175,609
Citigroup, Inc.	33,679	1,385,217
Citizens Financial Group, Inc.	8,260	221,368
Comerica, Inc.	2,305	95,773
Commerzbank AG	48,617	554,662
Commonwealth Bank of Australia	76,553	4,877,847
Concordia Financial Group Ltd.	48,405	219,991
Credit Agricole SA	55,279	680,239
Danske Bank AS	31,502	733,771
DBS Group Holdings Ltd.	82,708	2,030,853
DNB Bank ASA	42,304	852,061
Erste Group Bank AG	15,768	544,708
Fifth Third Bancorp	11,908	301,630
FinecoBank Banca Fineco SpA	27,888	338,593
Hang Seng Bank Ltd.	34,584	429,617
HSBC Holdings PLC	902,486	7,070,103
Huntington Bancshares, Inc.	25,323	263,359
ING Groep NV - Series N	165,308	2,183,756
Intesa Sanpaolo SpA	709,751	1,823,916
Israel Discount Bank Ltd. - Class A	55,919	301,852
Japan Post Bank Co. Ltd.	65,614	570,061
JPMorgan Chase & Co.	50,826	7,370,787
KBC Group NV	11,432	712,756
KeyCorp	16,369	176,130
Lloyds Banking Group PLC	2,941,311	1,583,794

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
M&T Bank Corp.	2,901	$366,831
Mediobanca Banca di Credito Finanziario SpA	24,954	330,289
Mitsubishi UFJ Financial Group, Inc.	521,519	4,423,493
Mizrahi Tefahot Bank Ltd.	7,108	257,303
Mizuho Financial Group, Inc.	110,172	1,866,140
National Australia Bank Ltd.	143,386	2,676,724
NatWest Group PLC	265,452	759,551
Nordea Bank Abp	147,127	1,616,753
Oversea-Chinese Banking Corp. Ltd.	154,588	1,443,768
PNC Financial Services Group, Inc.	6,965	855,093
Regions Financial Corp.	16,412	282,286
Resona Holdings, Inc.	97,732	540,141
Shizuoka Financial Group, Inc.	21,378	173,870
Skandinaviska Enskilda Banken AB - Class A	72,474	863,245
Societe Generale SA	33,221	803,625
Standard Chartered PLC	108,258	1,000,514
Sumitomo Mitsui Financial Group, Inc.	58,012	2,843,933
Sumitomo Mitsui Trust Holdings, Inc.	15,039	564,848
Svenska Handelsbanken AB - A Shares	66,615	592,160
Swedbank AB - A Shares	38,775	713,853
Truist Financial Corp.	23,295	666,470
U.S. Bancorp (b)	27,230	900,224
UniCredit SpA	84,206	2,014,989
United Overseas Bank Ltd.	57,719	1,201,550
Wells Fargo & Co.	63,990	2,614,631
Westpac Banking Corp.	160,264	2,177,304
Zions Bancorp NA (b)	2,591	90,400

		86,637,072

Beverages—0.9%
Anheuser-Busch InBev SA	39,670	2,184,553
Asahi Group Holdings Ltd.	21,998	822,439
Brown-Forman Corp. - Class B	3,200	184,608
Budweiser Brewing Co. APAC Ltd. (144A)	78,554	154,135
Carlsberg AS - Class B	4,498	566,798
Coca-Cola Co.	68,067	3,810,391
Coca-Cola Europacific Partners PLC (b)	9,431	589,249
Coca-Cola HBC AG	10,130	277,254
Constellation Brands, Inc. - Class A	2,821	709,002
Davide Campari-Milano NV	23,873	281,397
Diageo PLC	102,625	3,784,690
Heineken Holding NV	5,920	445,544
Heineken NV	13,154	1,157,125
Keurig Dr Pepper, Inc.	17,595	555,474
Kirin Holdings Co. Ltd.	35,482	497,663
Molson Coors Beverage Co. - Class B	3,246	206,413
Monster Beverage Corp. (a)	13,008	688,774
PepsiCo, Inc.	24,076	4,079,437
Pernod Ricard SA	9,353	1,556,908
Remy Cointreau SA (a)	1,056	128,651
Suntory Beverage & Food Ltd.	6,425	195,927
Treasury Wine Estates Ltd.	32,396	256,710

		23,133,142

Biotechnology—0.8%
AbbVie, Inc.	30,870	4,601,482

Biotechnology—(Continued)
Amgen, Inc.	9,355	2,514,250
Argenx SE (a)	2,556	1,242,628
Biogen, Inc. (a)	2,533	651,006
CSL Ltd.	22,031	3,549,577
Genmab AS (a)	3,017	1,067,657
Gilead Sciences, Inc.	21,792	1,633,092
Grifols SA (a)	13,623	176,385
Incyte Corp. (a)	3,253	187,926
Moderna, Inc. (a)	5,791	598,152
Regeneron Pharmaceuticals, Inc. (a)	1,867	1,536,466
Swedish Orphan Biovitrum AB (a)	8,818	180,371
Vertex Pharmaceuticals, Inc. (a)	4,514	1,569,698

		19,508,690

Broadline Retail—1.0%
Amazon.com, Inc. (a)	158,797	20,186,275
eBay, Inc.	9,307	410,346
Etsy, Inc. (a) (b)	2,151	138,912
Global-e Online Ltd. (a) (b)	4,126	163,967
Next PLC	5,520	489,835
Pan Pacific International Holdings Corp.	17,391	365,210
Prosus NV (a)	69,814	2,057,388
Rakuten Group, Inc.	68,262	279,553
Wesfarmers Ltd.	51,815	1,760,310

		25,851,796

Building Products—0.4%
A.O. Smith Corp.	2,179	144,097
AGC, Inc.	8,830	310,058
Allegion PLC (b)	1,535	159,947
Assa Abloy AB - Class B	45,776	997,268
Carrier Global Corp.	14,650	808,680
Cie de Saint-Gobain SA	21,126	1,265,628
Daikin Industries Ltd.	12,049	1,890,310
Geberit AG	1,527	762,326
Johnson Controls International PLC	11,898	633,093
Kingspan Group PLC	7,101	529,377
Lixil Corp.	13,040	151,793
Masco Corp.	3,934	210,272
Nibe Industrier AB - B Shares	69,214	451,045
Rockwool AS - B Shares	423	102,060
TOTO Ltd.	6,001	155,008
Trane Technologies PLC	3,995	810,625
Xinyi Glass Holdings Ltd.	74,511	96,811

		9,478,398

Capital Markets—1.4%
3i Group PLC	44,453	1,118,901
abrdn PLC	87,056	164,553
Ameriprise Financial, Inc.	1,795	591,776
Amundi SA	2,782	156,029
ASX Ltd.	8,900	324,904
Bank of New York Mellon Corp.	13,620	580,893
BlackRock, Inc.	2,455	1,587,133
Blackstone, Inc.	12,413	1,329,929

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Cboe Global Markets, Inc.	1,845	$288,208
Charles Schwab Corp.	26,006	1,427,729
CME Group, Inc.	6,292	1,259,784
Daiwa Securities Group, Inc. (b)	60,303	347,948
Deutsche Bank AG	88,521	977,484
Deutsche Boerse AG	8,678	1,499,951
EQT AB	16,242	320,746
Euronext NV (144A)	3,923	273,007
FactSet Research Systems, Inc.	667	291,652
Franklin Resources, Inc.	4,974	122,261
Futu Holdings Ltd. (ADR) (a)	2,532	146,375
Goldman Sachs Group, Inc.	5,766	1,865,705
Hargreaves Lansdown PLC	16,247	152,420
Hong Kong Exchanges & Clearing Ltd.	55,000	2,050,505
Intercontinental Exchange, Inc.	10,010	1,101,300
Invesco Ltd.	7,846	113,924
Japan Exchange Group, Inc.	22,934	425,369
Julius Baer Group Ltd.	9,409	602,984
London Stock Exchange Group PLC	18,254	1,832,462
Macquarie Group Ltd.	16,769	1,804,334
MarketAxess Holdings, Inc.	659	140,789
Moody’s Corp.	2,760	872,629
Morgan Stanley	22,314	1,822,384
MSCI, Inc.	1,383	709,590
Nasdaq, Inc.	5,929	288,090
Nomura Holdings, Inc.	137,260	550,324
Northern Trust Corp.	3,620	251,518
Partners Group Holding AG	1,037	1,166,885
Raymond James Financial, Inc.	3,287	330,113
S&P Global, Inc.	5,691	2,079,548
SBI Holdings, Inc.	11,065	232,910
Schroders PLC	36,437	180,091
Singapore Exchange Ltd.	38,722	275,559
St. James’s Place PLC	24,788	250,030
State Street Corp.	5,573	373,168
T. Rowe Price Group, Inc.	3,923	411,405
UBS Group AG	150,213	3,712,929

		36,406,228

Chemicals—1.2%
Air Liquide SA	23,921	4,031,095
Air Products & Chemicals, Inc.	3,885	1,101,009
Akzo Nobel NV	7,791	562,234
Albemarle Corp.	2,052	348,922
Arkema SA	2,742	270,382
Asahi Kasei Corp.	57,296	360,150
BASF SE	40,824	1,853,102
Celanese Corp. (b)	1,750	219,660
CF Industries Holdings, Inc.	3,375	289,373
Chr Hansen Holding AS	4,862	297,404
Clariant AG	9,855	155,692
Corteva, Inc.	12,413	635,049
Covestro AG (a)	8,868	478,660
Croda International PLC	6,418	384,713
Dow, Inc.	12,296	633,982
DSM-Firmenich AG	8,494	717,532
DuPont de Nemours, Inc. (b)	8,029	598,883

Chemicals—(Continued)
Eastman Chemical Co.	2,073	159,041
Ecolab, Inc.	4,423	749,256
EMS-Chemie Holding AG	323	219,098
Evonik Industries AG	9,577	175,388
FMC Corp.	2,182	146,129
Givaudan SA	422	1,381,399
ICL Group Ltd.	34,969	193,579
International Flavors & Fragrances, Inc. (b)	4,464	304,311
Johnson Matthey PLC	8,297	164,542
JSR Corp.	8,029	215,493
Linde PLC	8,534	3,177,635
LyondellBasell Industries NV - Class A	4,479	424,161
Mitsubishi Chemical Group Corp.	58,475	368,542
Mitsui Chemicals, Inc.	7,898	204,720
Mosaic Co. (b)	5,811	206,872
Nippon Paint Holdings Co. Ltd.	42,864	288,247
Nippon Sanso Holdings Corp.	7,884	186,855
Nissan Chemical Corp.	5,837	248,128
Nitto Denko Corp.	6,498	425,983
Novozymes AS - B Shares	9,321	375,760
OCI NV (a)	4,857	135,098
Orica Ltd.	20,529	206,139
PPG Industries, Inc.	4,119	534,646
Sherwin-Williams Co.	4,138	1,055,397
Shin-Etsu Chemical Co. Ltd.	83,200	2,414,830
Sika AG	6,685	1,694,362
Solvay SA	3,404	376,521
Sumitomo Chemical Co. Ltd.	63,626	173,184
Symrise AG	6,065	579,311
Toray Industries, Inc.	63,335	329,438
Tosoh Corp.	11,877	152,329
Umicore SA	9,569	226,922
Wacker Chemie AG	860	123,378
Yara International ASA	7,555	286,135

		30,840,671

Commercial Services & Supplies—0.2%
Brambles Ltd.	63,451	583,980
Cintas Corp.	1,512	727,287
Copart, Inc. (a)	15,197	654,839
Dai Nippon Printing Co. Ltd.	9,978	259,523
Rentokil Initial PLC	115,093	853,211
Republic Services, Inc.	3,596	512,466
Rollins, Inc.	4,223	157,644
Secom Co. Ltd.	9,590	650,343
Securitas AB - B Shares	22,461	177,333
TOPPAN, Inc.	11,281	269,613
Waste Management, Inc.	6,447	982,781

		5,829,020

Communications Equipment—0.3%
Arista Networks, Inc. (a)	4,386	806,717
Cisco Systems, Inc.	71,271	3,831,529
F5, Inc. (a)	1,037	167,102
Juniper Networks, Inc.	5,620	156,180
Motorola Solutions, Inc.	2,921	795,213

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Nokia Oyj	244,373	$919,068
Telefonaktiebolaget LM Ericsson - B Shares (b)	133,738	649,591

		7,325,400

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios SA	10,046	361,767
Bouygues SA	8,708	304,256
Eiffage SA	3,373	320,398
Ferrovial SE	23,257	709,134
Kajima Corp.	19,118	311,125
Obayashi Corp.	29,354	258,461
Quanta Services, Inc.	2,539	474,971
Shimizu Corp.	25,473	177,097
Skanska AB - B Shares	15,540	254,806
Taisei Corp.	7,831	275,531
Vinci SA	24,273	2,687,185

		6,134,731

Construction Materials—0.2%
CRH PLC	33,140	1,827,842
Heidelberg Materials AG	6,661	517,443
Holcim AG	23,805	1,524,128
James Hardie Industries PLC (a)	20,102	524,530
Martin Marietta Materials, Inc.	1,081	443,729
Vulcan Materials Co.	2,324	469,494

		5,307,166

Consumer Finance—0.1%
American Express Co.	10,175	1,518,008
Capital One Financial Corp.	6,671	647,421
Discover Financial Services	4,371	378,660
Synchrony Financial	7,314	223,589

		2,767,678

Consumer Staples Distribution & Retail—0.8%
Aeon Co. Ltd.	29,867	591,790
Carrefour SA	27,288	469,285
Coles Group Ltd.	57,519	572,843
Costco Wholesale Corp.	7,750	4,378,440
Dollar General Corp.	3,836	405,849
Dollar Tree, Inc. (a)	3,662	389,820
Endeavour Group Ltd.	64,769	219,166
HelloFresh SE (a)	7,087	211,893
J Sainsbury PLC	74,555	229,379
Jeronimo Martins SGPS SA	12,914	289,831
Kesko Oyj - B Shares	12,546	224,415
Kobe Bussan Co. Ltd.	6,816	159,855
Koninklijke Ahold Delhaize NV	44,359	1,337,562
Kroger Co.	11,549	516,818
MatsukiyoCocokara & Co.	15,717	281,771
Ocado Group PLC (a)	26,447	192,415
Seven & i Holdings Co. Ltd.	34,413	1,347,599
Sysco Corp.	8,834	583,486
Target Corp.	8,072	892,521

Consumer Staples Distribution & Retail—(Continued)
Tesco PLC	327,393	1,052,687
Walgreens Boots Alliance, Inc.	12,531	278,689
Walmart, Inc.	24,961	3,992,013
Welcia Holdings Co. Ltd.	4,162	71,937
Woolworths Group Ltd.	55,660	1,341,018

		20,031,082

Containers & Packaging—0.1%
Amcor PLC	25,735	235,733
Avery Dennison Corp.	1,409	257,382
Ball Corp. (b)	5,510	274,288
International Paper Co.	6,051	214,629
Packaging Corp. of America	1,573	241,534
Sealed Air Corp.	2,525	82,971
SIG Group AG	14,059	346,188
Smurfit Kappa Group PLC	11,882	393,096
Westrock Co. (b)	4,482	160,456

		2,206,277

Distributors—0.0%
D’ieteren Group	984	165,536
Genuine Parts Co.	2,456	354,597
LKQ Corp.	4,679	231,657
Pool Corp.	683	243,217

		995,007

Diversified Consumer Services—0.0%
IDP Education Ltd.	11,324	155,288
Pearson PLC	29,005	306,840

		462,128

Diversified REITs—0.4%
abrdn Property Income Trust Ltd.	33,548	19,922
Activia Properties, Inc.	64	176,605
AEW U.K. REIT PLC	13,900	16,676
Alexander & Baldwin, Inc.	6,303	105,449
American Assets Trust, Inc.	4,223	82,137
Argosy Property Ltd.	73,871	49,238
Armada Hoffler Properties, Inc.	5,854	59,945
Balanced Commercial Property Trust Ltd.	47,601	39,329
British Land Co. PLC	81,471	312,992
Broadstone Net Lease, Inc.	16,386	234,320
Charter Hall Long Wale REIT	58,099	120,570
Cromwell European Real Estate Investment Trust	28,100	38,000
Custodian Property Income REIT PLC	35,796	35,847
Daiwa House REIT Investment Corp.	291	513,473
Ediston Property Investment Co. PLC	18,600	15,804
Empire State Realty Trust, Inc. - Class A (b)	11,525	92,661
Essential Properties Realty Trust, Inc. (b)	13,606	294,298
Global Net Lease, Inc.	16,982	163,198
GPT Group	255,509	642,158
Growthpoint Properties Australia Ltd.	23,916	34,032
H&R Real Estate Investment Trust (b)	23,180	157,520
Hankyu Hanshin REIT, Inc.	59	55,699
Heiwa Real Estate REIT, Inc.	88	86,126

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified REITs—(Continued)
Hulic REIT, Inc.	112	$119,661
ICADE	2,851	93,920
Land Securities Group PLC	96,790	692,184
Lar Espana Real Estate Socimi SA	5,199	30,407
LXI REIT PLC	132,676	146,171
Merlin Properties Socimi SA	29,432	247,013
Mirvac Group	525,891	722,609
Mori Trust REIT, Inc.	222	108,108
NIPPON REIT Investment Corp.	39	93,145
Nomura Real Estate Master Fund, Inc.	592	664,153
NTT UD REIT Investment Corp.	119	109,941
OUE Commercial Real Estate Investment Trust	189,300	32,586
Picton Property Income Ltd.	48,179	39,971
Schroder Real Estate Investment Trust Ltd.	43,077	21,559
Sekisui House REIT, Inc.	362	202,091
SK REITs Co. Ltd.	13,550	42,167
Star Asia Investment Corp.	152	58,818
Stockland	319,289	808,274
Stride Property Group	42,698	32,544
Sunlight Real Estate Investment Trust	95,250	29,808
Suntec Real Estate Investment Trust	186,128	157,692
Takara Leben Real Estate Investment Corp.	57	37,031
Tokyu REIT, Inc.	82	100,171
Tritax EuroBox PLC (144A)	71,096	43,539
U.K. Commercial Property REIT Ltd.	64,831	41,972
United Urban Investment Corp.	260	270,702
WP Carey, Inc. (b)	18,645	1,008,322

		9,300,558

Diversified Telecommunication Services—0.6%
AT&T, Inc. (c)	125,033	1,877,996
BT Group PLC	294,923	418,924
Cellnex Telecom SA (a)	25,813	897,554
Deutsche Telekom AG	148,030	3,108,547
Elisa Oyj	6,544	303,609
HKT Trust & HKT Ltd.	171,298	178,657
Infrastrutture Wireless Italiane SpA	15,224	180,749
Koninklijke KPN NV	147,512	486,182
Nippon Telegraph & Telephone Corp.	1,364,735	1,611,885
Orange SA	85,042	975,892
Singapore Telecommunications Ltd.	377,066	665,135
Spark New Zealand Ltd.	82,922	239,049
Swisscom AG	1,183	702,781
Telecom Italia SpA (a)	439,590	137,270
Telefonica Deutschland Holding AG	40,340	72,269
Telefonica SA	236,368	967,179
Telenor ASA	31,957	362,519
Telia Co. AB	107,751	222,460
Telstra Group Ltd.	184,697	456,732
Verizon Communications, Inc.	73,526	2,382,978

		16,248,367

Electric Utilities—0.9%
Acciona SA	1,151	146,349
Alliant Energy Corp.	4,420	214,149
American Electric Power Co., Inc.	9,010	677,732

Electric Utilities—(Continued)
BKW AG	964	169,927
Chubu Electric Power Co., Inc.	29,426	376,420
CK Infrastructure Holdings Ltd.	27,789	131,481
CLP Holdings Ltd.	74,949	552,719
Constellation Energy Corp.	5,624	613,466
Duke Energy Corp.	13,479	1,189,657
Edison International	6,703	424,233
EDP - Energias de Portugal SA	143,317	596,392
Elia Group SA	1,374	134,284
Endesa SA	14,561	295,951
Enel SpA	371,461	2,279,370
Entergy Corp.	3,698	342,065
Evergy, Inc.	4,017	203,662
Eversource Energy	6,105	355,006
Exelon Corp.	17,406	657,773
FirstEnergy Corp.	9,025	308,474
Fortum Oyj	20,506	237,928
Iberdrola SA	278,057	3,104,622
Kansai Electric Power Co., Inc.	32,155	447,336
Mercury NZ Ltd.	30,573	111,911
NextEra Energy, Inc.	35,394	2,027,722
NRG Energy, Inc.	4,007	154,350
Origin Energy Ltd.	78,680	443,864
Orsted AS	8,640	470,391
PG&E Corp. (a)	36,574	589,939
Pinnacle West Capital Corp.	1,982	146,034
Power Assets Holdings Ltd.	63,212	304,901
PPL Corp.	12,891	303,712
Redeia Corp. SA	18,534	291,086
Southern Co.	19,073	1,234,405
SSE PLC	49,798	975,784
Terna - Rete Elettrica Nazionale	64,259	483,415
Tokyo Electric Power Co. Holdings, Inc. (a)	69,013	308,597
Verbund AG	3,136	255,039
Xcel Energy, Inc.	9,646	551,944

		22,112,090

Electrical Equipment—0.6%
ABB Ltd.	73,061	2,610,926
AMETEK, Inc.	4,035	596,212
Eaton Corp. PLC	6,978	1,488,268
Emerson Electric Co.	9,995	965,217
Fuji Electric Co. Ltd.	5,838	263,313
Generac Holdings, Inc. (a)	1,089	118,658
Legrand SA	12,186	1,118,391
Mitsubishi Electric Corp.	88,259	1,091,150
Nidec Corp.	19,063	883,101
Prysmian SpA	11,994	481,195
Rockwell Automation, Inc.	2,009	574,313
Schneider Electric SE	24,855	4,097,664
Siemens Energy AG (a)	23,517	307,663
Vestas Wind Systems AS (a)	46,122	984,442

		15,580,513

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	10,406	874,000

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Azbil Corp.	5,246	$160,515
CDW Corp.	2,344	472,926
Corning, Inc.	13,426	409,090
Halma PLC	17,339	407,358
Hamamatsu Photonics KK	6,382	268,328
Hexagon AB - B Shares	94,822	807,023
Hirose Electric Co. Ltd.	1,408	163,013
Ibiden Co. Ltd.	5,187	274,968
Keyence Corp.	8,887	3,303,043
Keysight Technologies, Inc. (a)	3,120	412,807
Kyocera Corp.	14,660	743,522
Murata Manufacturing Co. Ltd.	78,708	1,438,454
Omron Corp.	8,032	357,766
Shimadzu Corp.	10,773	286,101
TDK Corp.	17,756	657,562
TE Connectivity Ltd.	5,491	678,303
Teledyne Technologies, Inc. (a)	823	336,261
Trimble, Inc. (a)	4,343	233,914
Yokogawa Electric Corp.	10,339	199,649
Zebra Technologies Corp. - Class A (a)	898	212,404

		12,697,007

Energy Equipment & Services—0.1%
Baker Hughes Co.	17,658	623,681
Halliburton Co.	15,715	636,457
Schlumberger NV	24,856	1,449,105
Tenaris SA	21,567	340,781

		3,050,024

Entertainment—0.5%
Activision Blizzard, Inc.	12,512	1,171,499
Bollore SE	33,696	180,964
Capcom Co. Ltd.	7,911	284,267
Electronic Arts, Inc.	4,312	519,165
Koei Tecmo Holdings Co. Ltd.	5,189	73,753
Konami Group Corp.	4,628	243,986
Live Nation Entertainment, Inc. (a) (b)	2,480	205,939
Netflix, Inc. (a)	7,750	2,926,400
Nexon Co. Ltd.	15,599	276,925
Nintendo Co. Ltd.	47,451	1,976,821
Sea Ltd. (ADR) (a) (b)	16,681	733,130
Square Enix Holdings Co. Ltd.	3,889	133,245
Take-Two Interactive Software, Inc. (a) (b)	2,762	387,757
Toho Co. Ltd.	5,202	177,467
Universal Music Group NV	37,420	973,098
Walt Disney Co. (a)	32,002	2,593,762
Warner Bros Discovery, Inc. (a) (b)	38,792	421,281

		13,279,459

Financial Services — 1.4%
Adyen NV (a)	992	735,337
Berkshire Hathaway, Inc. - Class B (a)	31,895	11,172,819
Edenred SE	11,399	712,213
Eurazeo SE	1,997	118,962
EXOR NV	4,966	440,202
Fidelity National Information Services, Inc.	10,362	572,708

Financial Services—(Continued)
Fiserv, Inc. (a)	10,662	1,204,380
FleetCor Technologies, Inc. (a)	1,293	330,155
Global Payments, Inc.	4,547	524,678
GMO Payment Gateway, Inc.	1,914	104,380
Groupe Bruxelles Lambert NV	4,355	323,688
Industrivarden AB - A Shares	5,928	156,250
Industrivarden AB - C Shares	6,969	183,355
Investor AB - B Shares	79,050	1,513,067
Jack Henry & Associates, Inc. (b)	1,275	192,704
L E Lundbergforetagen AB - B Shares	3,468	144,549
M&G PLC	101,365	242,754
Mastercard, Inc. - Class A	14,551	5,760,886
Mitsubishi HC Capital, Inc.	36,847	245,420
Nexi SpA (a)	26,682	162,856
ORIX Corp.	53,577	1,000,383
PayPal Holdings, Inc. (a)	19,204	1,122,666
Sofina SA	704	141,855
Visa, Inc. - Class A (b)	28,102	6,463,741
Washington H Soul Pattinson & Co. Ltd.	10,607	221,894
Wendel SE	1,224	96,717
Wise PLC - Class A (a)	27,792	230,885
Worldline SA (a)	10,972	306,802

		34,426,306

Food Products—1.1%
Ajinomoto Co., Inc.	20,567	792,657
Archer-Daniels-Midland Co.	9,376	707,138
Associated British Foods PLC	15,891	399,417
Barry Callebaut AG	163	259,115
Bunge Ltd.	2,635	285,239
Campbell Soup Co.	3,441	141,356
Chocoladefabriken Lindt & Spruengli AG	5	548,187
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	44	489,409
Conagra Brands, Inc.	8,358	229,176
Danone SA	29,407	1,620,206
General Mills, Inc.	10,234	654,874
Hershey Co.	2,621	524,410
Hormel Foods Corp. (b)	5,064	192,584
J.M. Smucker Co. (b)	1,786	219,517
JDE Peet’s NV	5,682	158,624
Kellogg Co. (b)	4,610	274,341
Kerry Group PLC - Class A	7,280	607,719
Kikkoman Corp.	6,224	326,380
Kraft Heinz Co.	13,963	469,715
Lamb Weston Holdings, Inc.	2,550	235,773
Lotus Bakeries NV	19	154,322
McCormick & Co., Inc.	4,392	332,211
MEIJI Holdings Co. Ltd.	10,722	266,542
Mondelez International, Inc. - Class A	23,793	1,651,234
Mowi ASA	19,870	351,785
Nestle SA	121,943	13,769,973
Nissin Foods Holdings Co. Ltd.	2,836	235,599
Orkla ASA	33,952	253,572
Salmar ASA	3,386	171,338
Tyson Foods, Inc. - Class A	4,994	252,147
WH Group Ltd.	380,822	198,708

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Wilmar International Ltd.	86,750	$235,891
Yakult Honsha Co. Ltd.	11,782	286,186

		27,295,345

Gas Utilities—0.1%
APA Group	57,514	306,522
Atmos Energy Corp. (b)	2,597	275,100
Enagas SA	11,229	185,822
Hong Kong & China Gas Co. Ltd.	511,333	356,254
Naturgy Energy Group SA	5,698	154,750
Osaka Gas Co. Ltd.	17,162	283,117
Snam SpA	92,097	432,361
Tokyo Gas Co. Ltd.	17,979	408,567

		2,402,493

Ground Transportation—0.4%
Aurizon Holdings Ltd.	84,067	188,389
Central Japan Railway Co.	32,930	800,708
CSX Corp.	35,090	1,079,018
East Japan Railway Co.	13,809	790,271
Grab Holdings Ltd. - Class A (a) (b)	84,365	298,652
Hankyu Hanshin Holdings, Inc.	10,423	355,571
J.B. Hunt Transport Services, Inc. (b)	1,428	269,207
Keio Corp.	4,669	160,610
Keisei Electric Railway Co. Ltd.	5,973	206,884
Kintetsu Group Holdings Co. Ltd.	8,349	236,665
MTR Corp. Ltd.	70,904	279,466
Norfolk Southern Corp.	3,970	781,812
Odakyu Electric Railway Co. Ltd.	14,305	213,781
Old Dominion Freight Line, Inc. (b)	1,567	641,122
Tobu Railway Co. Ltd.	8,713	223,929
Tokyu Corp.	22,831	263,274
Union Pacific Corp.	10,659	2,170,492
West Japan Railway Co.	10,046	415,651

		9,375,502

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	30,350	2,939,398
Alcon, Inc.	22,822	1,763,560
Align Technology, Inc. (a)	1,245	380,123
Asahi Intecc Co. Ltd.	9,849	176,977
Baxter International, Inc.	8,857	334,263
Becton Dickinson & Co.	5,074	1,311,781
BioMerieux	1,894	183,120
Boston Scientific Corp. (a)	25,608	1,352,102
Carl Zeiss Meditec AG	1,854	162,176
Cochlear Ltd.	2,999	491,605
Coloplast AS - Class B	5,426	572,542
Cooper Cos., Inc.	866	275,397
Demant AS (a)	4,603	190,618
Dentsply Sirona, Inc.	3,703	126,495
DexCom, Inc. (a)	6,784	632,947
DiaSorin SpA	1,022	93,037
Edwards Lifesciences Corp. (a)	10,632	736,585
EssilorLuxottica SA	13,466	2,340,762
Fisher & Paykel Healthcare Corp. Ltd. - Class C	26,191	338,779

Health Care Equipment & Supplies—(Continued)
GE HealthCare Technologies, Inc.	6,841	465,462
Getinge AB - B Shares	10,293	180,833
Hologic, Inc. (a)	4,284	297,310
Hoya Corp.	16,183	1,667,716
IDEXX Laboratories, Inc. (a)	1,452	634,916
Insulet Corp. (a)	1,221	194,737
Intuitive Surgical, Inc. (a)	6,145	1,796,122
Koninklijke Philips NV (b)	42,413	845,269
Medtronic PLC	23,281	1,824,299
Olympus Corp.	57,828	749,224
ResMed, Inc.	2,570	380,026
Siemens Healthineers AG	12,880	654,238
Smith & Nephew PLC	39,888	495,793
Sonova Holding AG	2,375	562,823
STERIS PLC	1,725	378,500
Straumann Holding AG	5,098	647,521
Stryker Corp.	5,911	1,615,299
Sysmex Corp.	7,726	368,453
Teleflex, Inc. (b)	822	161,449
Terumo Corp.	30,733	814,181
Zimmer Biomet Holdings, Inc.	3,655	410,164

		29,546,602

Health Care Providers & Services—0.8%
Amplifon SpA	5,646	167,206
Cardinal Health, Inc.	4,453	386,609
Cencora, Inc. (b)	2,824	508,235
Centene Corp. (a)	9,470	652,294
Chartwell Retirement Residences (b)	20,769	157,191
Cigna Group	5,177	1,480,984
CVS Health Corp.	22,463	1,568,367
DaVita, Inc. (a)	942	89,047
EBOS Group Ltd.	6,929	140,745
Elevance Health, Inc.	4,121	1,794,366
Fresenius Medical Care AG & Co. KGaA	9,399	405,952
Fresenius SE & Co. KGaA	19,343	602,965
HCA Healthcare, Inc.	3,520	865,850
Henry Schein, Inc. (a)	2,284	169,587
Humana, Inc.	2,167	1,054,289
Laboratory Corp. of America Holdings	1,550	311,627
McKesson Corp.	2,359	1,025,811
Molina Healthcare, Inc. (a)	1,020	334,448
NMC Health PLC (a) (d) (e)	8,180	0
Quest Diagnostics, Inc.	1,963	239,211
Ramsay Health Care Ltd.	8,330	277,675
Sonic Healthcare Ltd.	20,427	390,820
UnitedHealth Group, Inc.	16,201	8,168,382
Universal Health Services, Inc. - Class B	1,087	136,669

		20,928,330

Health Care REITs—0.4%
Aedifica SA	4,153	235,917
Assura PLC	256,540	132,075
CareTrust REIT, Inc.	8,728	178,924
Cofinimmo SA	2,921	200,452
Community Healthcare Trust, Inc.	2,209	65,607

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care REITs—(Continued)
Health Care & Medical Investment Corp.	31	$30,217
Healthcare Realty Trust, Inc. (b)	33,368	509,529
HealthCo REIT	39,450	36,746
Healthpeak Properties, Inc.	57,699	1,059,354
Impact Healthcare REIT PLC	28,123	28,416
Life Science REIT PLC	30,850	26,161
LTC Properties, Inc.	3,532	113,483
Medical Properties Trust, Inc. (b)	52,212	284,555
National Health Investors, Inc.	3,638	186,848
NorthWest Healthcare Properties Real Estate Investment Trust	18,723	70,026
Omega Healthcare Investors, Inc. (b)	20,564	681,902
Parkway Life Real Estate Investment Trust	34,050	91,848
Physicians Realty Trust (b)	20,753	252,979
Primary Health Properties PLC	116,286	131,792
Sabra Health Care REIT, Inc.	20,151	280,905
Target Healthcare REIT PLC	54,623	50,471
Universal Health Realty Income Trust	1,064	43,018
Ventas, Inc.	42,182	1,777,128
Vital Healthcare Property Trust	43,085	54,742
Welltower, Inc. (b)	52,794	4,324,885

		10,847,980

Health Care Technology—0.0%
M3, Inc.	20,156	365,866

Hotel & Resort REITs—0.2%
Apple Hospitality REIT, Inc. (b)	18,777	288,039
CapitaLand Ascott Trust	199,508	139,934
CDL Hospitality Trusts	77,194	58,537
DiamondRock Hospitality Co. (b)	18,333	147,214
Far East Hospitality Trust	86,000	39,919
Hoshino Resorts REIT, Inc.	23	100,786
Host Hotels & Resorts, Inc.	74,609	1,198,967
Hotel Property Investments Ltd.	16,883	29,416
Invincible Investment Corp.	592	244,757
Japan Hotel REIT Investment Corp.	394	206,277
Park Hotels & Resorts, Inc. (b)	18,748	230,975
Pebblebrook Hotel Trust (b)	10,595	143,986
RLJ Lodging Trust	13,644	133,575
Ryman Hospitality Properties, Inc.	5,037	419,481
Service Properties Trust (b)	14,373	110,528
Summit Hotel Properties, Inc.	9,112	52,850
Sunstone Hotel Investors, Inc. (b)	18,143	169,637
Xenia Hotels & Resorts, Inc.	9,577	112,817

		3,827,695

Hotels, Restaurants & Leisure—1.0%
Accor SA	8,469	285,152
Airbnb, Inc. - Class A (a)	7,457	1,023,175
Amadeus IT Group SA	20,575	1,239,926
Aristocrat Leisure Ltd.	26,873	705,181
Booking Holdings, Inc. (a)	624	1,924,385
Caesars Entertainment, Inc. (a)	3,765	174,508
Carnival Corp. (a) (b)	17,618	241,719
Chipotle Mexican Grill, Inc. (a)	482	882,942
Compass Group PLC	79,175	1,928,840

Hotels, Restaurants & Leisure—(Continued)
Darden Restaurants, Inc.	2,114	302,767
Delivery Hero SE (a)	8,000	229,763
Domino’s Pizza, Inc.	614	232,577
Entain PLC	29,171	332,027
Evolution AB	8,370	843,427
Expedia Group, Inc. (a)	2,411	248,502
Flutter Entertainment PLC (a)	8,065	1,316,394
Galaxy Entertainment Group Ltd. (a)	99,749	596,660
Genting Singapore Ltd.	276,077	170,604
Hilton Worldwide Holdings, Inc.	4,574	686,923
InterContinental Hotels Group PLC	7,688	566,779
La Francaise des Jeux SAEM	4,761	154,615
Las Vegas Sands Corp.	5,749	263,534
Lottery Corp. Ltd.	101,654	307,928
Marriott International, Inc. - Class A	4,381	861,129
McDonald’s Corp.	12,746	3,357,806
McDonald’s Holdings Co. Japan Ltd. (b)	3,933	150,444
MGM Resorts International (a) (b)	4,909	180,455
Norwegian Cruise Line Holdings Ltd. (a) (b)	7,440	122,611
Oriental Land Co. Ltd.	49,831	1,635,877
Royal Caribbean Cruises Ltd. (a) (b)	4,122	379,801
Sands China Ltd. (a)	110,814	336,982
Sodexo SA	4,004	412,361
Starbucks Corp.	20,032	1,828,321
Whitbread PLC	9,038	380,197
Wynn Resorts Ltd.	1,694	156,543
Yum! Brands, Inc.	4,901	612,331
Zensho Holdings Co. Ltd.	4,244	185,247

		25,258,433

Household Durables—0.4%
Barratt Developments PLC	44,194	237,081
Berkeley Group Holdings PLC	4,897	244,262
DR Horton, Inc.	5,325	572,278
Garmin Ltd.	2,679	281,831
Iida Group Holdings Co. Ltd.	7,170	119,208
Lennar Corp. - Class A	4,417	495,720
Mohawk Industries, Inc. (a)	924	79,288
NVR, Inc. (a)	57	339,908
Open House Group Co. Ltd.	3,579	121,428
Panasonic Holdings Corp.	100,880	1,134,343
Persimmon PLC	14,377	188,220
PulteGroup, Inc.	3,838	284,204
SEB SA	1,146	106,934
Sekisui Chemical Co. Ltd.	17,566	252,877
Sekisui House Ltd.	27,246	542,496
Sharp Corp. (a)	11,882	74,050
Sony Group Corp.	57,596	4,711,449
Taylor Wimpey PLC	159,665	227,041
Whirlpool Corp. (b)	959	128,218

		10,140,836

Household Products—0.5%
Church & Dwight Co., Inc.	4,303	394,284
Clorox Co.	2,166	283,876
Colgate-Palmolive Co.	14,458	1,028,108

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Essity AB - Class B	27,820	$599,529
Henkel AG & Co. KGaA	4,797	302,924
Kimberly-Clark Corp.	5,915	714,828
Procter & Gamble Co.	41,228	6,013,516
Reckitt Benckiser Group PLC	32,770	2,315,869
Unicharm Corp.	18,431	650,282

		12,303,216

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	11,711	178,007
Corp. ACCIONA Energias Renovables SA	3,044	78,499
EDP Renovaveis SA	14,030	229,507
Meridian Energy Ltd.	58,988	181,726
RWE AG	28,877	1,073,119

		1,740,858

Industrial Conglomerates—0.6%
3M Co.	9,654	903,807
CK Hutchison Holdings Ltd.	122,349	652,077
DCC PLC	4,543	254,689
General Electric Co.	19,035	2,104,319
Hikari Tsushin, Inc.	930	141,589
Hitachi Ltd.	42,851	2,656,520
Honeywell International, Inc.	11,612	2,145,201
Investment AB Latour - B Shares	6,780	119,012
Jardine Cycle & Carriage Ltd.	4,659	108,488
Jardine Matheson Holdings Ltd.	7,337	340,442
Keppel Corp. Ltd.	66,454	329,832
Lifco AB - B Shares	10,498	183,641
Siemens AG	34,711	4,976,283
Smiths Group PLC	15,879	312,875
Toshiba Corp.	4,004	123,319

		15,352,094

Industrial REITs—0.9%
Advance Logistics Investment Corp.	59	49,698
AIMS APAC REIT	55,650	52,888
Americold Realty Trust, Inc.	23,740	721,933
ARGAN SA	850	56,750
CapitaLand Ascendas REIT	484,310	973,469
Centuria Industrial REIT	46,233	89,828
CRE Logistics REIT, Inc.	54	59,316
Dexus Industria REIT	18,620	30,643
Dream Industrial Real Estate Investment Trust (b)	21,818	206,253
EastGroup Properties, Inc.	3,872	644,804
ESR Kendall Square REIT Co. Ltd.	10,547	29,579
ESR-LOGOS REIT	541,707	110,849
First Industrial Realty Trust, Inc.	11,597	551,901
Frasers Logistics & Commercial Trust	251,400	196,533
GLP J-REIT	624	558,377
Goodman Group	77,433	1,072,697
Goodman Property Trust	96,161	121,896
Granite Real Estate Investment Trust (b)	5,216	276,804
Industrial & Infrastructure Fund Investment Corp.	171	158,094
Innovative Industrial Properties, Inc.	2,442	184,762
Intervest Offices & Warehouses NV	2,350	33,942

Industrial REITs—(Continued)
Japan Logistics Fund, Inc.	79	153,215
LaSalle Logiport REIT	165	158,658
Lexington Realty Trust	25,235	224,592
LondonMetric Property PLC	93,082	194,754
Mapletree Industrial Trust	173,812	287,114
Mapletree Logistics Trust	447,615	549,146
Mitsubishi Estate Logistics REIT Investment Corp.	43	108,021
Mitsui Fudosan Logistics Park, Inc.	47	148,076
Montea NV	1,265	89,929
Nippon Prologis REIT, Inc.	321	601,976
Prologis, Inc.	97,424	10,931,947
Rexford Industrial Realty, Inc. (b)	18,097	893,087
Segro PLC	160,846	1,403,110
SOSiLA Logistics REIT, Inc.	62	51,224
STAG Industrial, Inc. (b)	15,793	545,016
Terreno Realty Corp.	7,125	404,700
Tritax Big Box REIT PLC	164,554	280,475
Urban Logistics REIT PLC	40,588	54,092
Warehouse REIT PLC	34,900	34,737
Warehouses De Pauw CVA	21,493	529,779

		23,824,664

Insurance—1.9%
Admiral Group PLC	9,760	282,283
Aegon NV	76,286	367,671
Aflac, Inc.	9,455	725,671
Ageas SA	7,349	303,065
AIA Group Ltd.	527,485	4,266,861
Allianz SE	18,420	4,392,460
Allstate Corp.	4,575	509,701
American International Group, Inc.	12,451	754,531
Aon PLC - Class A	3,548	1,150,333
Arch Capital Group Ltd. (a)	6,523	519,948
Arthur J. Gallagher & Co.	3,769	859,068
ASR Nederland NV	7,301	274,029
Assicurazioni Generali SpA	46,289	945,952
Assurant, Inc.	927	133,099
Aviva PLC	124,746	589,834
AXA SA	83,817	2,482,687
Baloise Holding AG	2,119	307,417
Brown & Brown, Inc.	4,117	287,531
Chubb Ltd.	7,184	1,495,565
Cincinnati Financial Corp.	2,743	280,581
Dai-ichi Life Holdings, Inc.	42,949	893,584
Everest Group Ltd.	756	280,983
Gjensidige Forsikring ASA	9,128	134,133
Globe Life, Inc.	1,521	165,378
Hannover Rueck SE	2,761	606,725
Hartford Financial Services Group, Inc.	5,349	379,298
Helvetia Holding AG	1,711	239,734
Insurance Australia Group Ltd.	110,632	404,180
Japan Post Holdings Co. Ltd.	102,746	821,401
Japan Post Insurance Co. Ltd.	8,750	147,174
Legal & General Group PLC	273,015	737,607
Loews Corp.	3,234	204,745
Marsh & McLennan Cos., Inc.	8,639	1,644,002
Medibank Pvt Ltd.	123,597	273,208

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
MetLife, Inc. (f)	11,048	$695,030
MS&AD Insurance Group Holdings, Inc.	19,583	716,256
Muenchener Rueckversicherungs-Gesellschaft AG	6,233	2,431,670
NN Group NV	11,458	367,194
Phoenix Group Holdings PLC	33,919	198,666
Poste Italiane SpA	23,617	248,327
Principal Financial Group, Inc. (b)	3,889	280,280
Progressive Corp.	10,237	1,426,014
Prudential Financial, Inc.	6,349	602,457
Prudential PLC	125,743	1,354,016
QBE Insurance Group Ltd.	68,145	689,143
Sampo Oyj - A Shares	21,004	908,049
Sompo Holdings, Inc.	13,498	577,783
Suncorp Group Ltd.	57,844	521,454
Swiss Life Holding AG	1,349	840,333
Swiss Re AG	13,776	1,414,086
T&D Holdings, Inc.	22,947	376,723
Talanx AG	2,939	186,386
Tokio Marine Holdings, Inc.	82,311	1,897,463
Travelers Cos., Inc.	4,004	653,893
Tryg AS	15,947	291,655
W.R. Berkley Corp.	3,558	225,897
Willis Towers Watson PLC	1,833	383,024
Zurich Insurance Group AG	6,872	3,149,007

		48,295,245

Interactive Media & Services—1.5%
Adevinta ASA (a)	12,856	126,807
Alphabet, Inc. - Class A (a)	103,765	13,578,688
Alphabet, Inc. - Class C (a) (c)	88,287	11,640,641
Auto Trader Group PLC	41,954	314,483
Match Group, Inc. (a)	4,864	190,547
Meta Platforms, Inc. - Class A (a) (c)	38,872	11,669,763
REA Group Ltd.	2,437	241,279
Scout24 SE	3,465	240,610
SEEK Ltd.	16,269	230,286
Z Holdings Corp.	122,023	340,671

		38,573,775

IT Services—0.5%
Accenture PLC - Class A	11,032	3,388,037
Akamai Technologies, Inc. (a)	2,658	283,183
Bechtle AG	3,726	174,506
Capgemini SE	7,532	1,307,847
Cognizant Technology Solutions Corp. - Class A	8,833	598,347
DXC Technology Co. (a)	3,588	74,738
EPAM Systems, Inc. (a)	1,014	259,270
Fujitsu Ltd.	8,036	945,490
Gartner, Inc. (a)	1,379	473,838
International Business Machines Corp.	15,933	2,235,400
NEC Corp.	11,216	619,501
Nomura Research Institute Ltd.	17,624	458,646
NTT Data Group Corp.	28,824	386,191
Obic Co. Ltd.	3,200	486,854
Otsuka Corp.	5,290	223,998
SCSK Corp.	7,189	125,397

IT Services—(Continued)
TIS, Inc.	10,092	222,136
VeriSign, Inc. (a)	1,569	317,770
Wix.com Ltd. (a)	2,495	229,041

		12,810,190

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	27,375	556,767
Hasbro, Inc.	2,281	150,865
Shimano, Inc.	3,538	477,728
Yamaha Corp.	6,491	177,258

		1,362,618

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	5,166	577,662
Bachem Holding AG	1,567	115,525
Bio-Rad Laboratories, Inc. - Class A (a)	365	130,834
Bio-Techne Corp.	2,753	187,397
Charles River Laboratories International, Inc. (a) (b)	897	175,794
Danaher Corp.	11,493	2,851,413
Eurofins Scientific SE	6,175	348,162
Illumina, Inc. (a)	2,769	380,128
IQVIA Holdings, Inc. (a)	3,203	630,190
Lonza Group AG	3,402	1,573,925
Mettler-Toledo International, Inc. (a)	382	423,283
QIAGEN NV (a)	10,485	424,349
Revvity, Inc.	2,171	240,330
Sartorius Stedim Biotech	1,272	302,706
Thermo Fisher Scientific, Inc.	6,750	3,416,648
Waters Corp. (a)	1,034	283,533
West Pharmaceutical Services, Inc.	1,292	484,771

		12,546,650

Machinery—1.2%
Alfa Laval AB	13,214	452,097
Alstom SA	13,080	310,373
Atlas Copco AB - A Shares	122,676	1,643,598
Atlas Copco AB - B Shares	71,287	832,795
Caterpillar, Inc.	8,922	2,435,706
CNH Industrial NV	46,735	566,179
Cummins, Inc.	2,477	565,895
Daifuku Co. Ltd.	13,945	263,679
Daimler Truck Holding AG	22,551	782,080
Deere & Co.	4,769	1,799,725
Dover Corp.	2,446	341,242
Epiroc AB - A Shares	30,137	570,423
Epiroc AB - B Shares	17,810	284,774
FANUC Corp.	43,533	1,136,345
Fortive Corp.	6,157	456,603
GEA Group AG	7,042	260,293
Hitachi Construction Machinery Co. Ltd.	4,944	150,406
Hoshizaki Corp.	4,932	171,321
Husqvarna AB - B Shares	15,970	121,778
IDEX Corp.	1,322	275,003
Illinois Tool Works, Inc.	4,813	1,108,482
Indutrade AB	12,402	228,906
Ingersoll Rand, Inc.	7,073	450,692

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Knorr-Bremse AG	3,354	$213,294
Komatsu Ltd.	42,236	1,141,412
Kone Oyj - Class B	15,524	654,546
Kubota Corp.	46,236	683,918
Kurita Water Industries Ltd.	4,854	169,206
Makita Corp.	10,269	254,382
Metso Oyj	29,979	314,086
MINEBEA MITSUMI, Inc.	16,590	270,602
MISUMI Group, Inc.	12,982	202,688
Mitsubishi Heavy Industries Ltd.	14,638	820,111
NGK Insulators Ltd.	10,499	139,157
Nordson Corp.	947	211,342
Otis Worldwide Corp.	7,201	578,312
PACCAR, Inc.	9,144	777,423
Parker-Hannifin Corp.	2,244	874,083
Pentair PLC	2,888	186,998
Rational AG	240	151,946
Sandvik AB	48,696	892,796
Schindler Holding AG	1,085	208,708
Schindler Holding AG (Participation Certificate)	1,866	371,940
Seatrium Ltd. (a)	2,025,628	197,907
SKF AB - B Shares	15,404	255,418
SMC Corp.	2,616	1,171,004
Snap-on, Inc.	925	235,931
Spirax-Sarco Engineering PLC	3,396	392,702
Stanley Black & Decker, Inc.	2,680	223,994
Techtronic Industries Co. Ltd.	62,835	610,063
Toyota Industries Corp.	6,720	529,023
VAT Group AG (144A)	1,233	439,064
Volvo AB - A Shares	9,076	188,760
Volvo AB - B Shares	68,920	1,418,694
Wartsila Oyj Abp	21,399	242,563
Westinghouse Air Brake Technologies Corp.	3,133	332,944
Xylem, Inc.	4,212	383,418
Yaskawa Electric Corp.	10,962	395,186

		31,342,016

Marine Transportation—0.1%
AP Moller - Maersk AS - Class A (b)	139	246,611
AP Moller - Maersk AS - Class B	222	400,068
Kawasaki Kisen Kaisha Ltd.	6,383	217,622
Kuehne & Nagel International AG	2,482	703,774
Mitsui OSK Lines Ltd. (b)	15,757	432,298
Nippon Yusen KK	22,218	575,743
SITC International Holdings Co. Ltd.	59,171	99,334

		2,675,450

Media—0.3%
Charter Communications, Inc. - Class A (a)	1,780	782,880
Comcast Corp. - Class A	71,981	3,191,638
CyberAgent, Inc.	18,972	102,270
Dentsu Group, Inc.	9,241	271,945
Fox Corp. - Class A	4,437	138,434
Fox Corp. - Class B	2,307	66,626
Hakuhodo DY Holdings, Inc.	9,750	80,124
Informa PLC	63,921	582,471

Media—(Continued)
Interpublic Group of Cos., Inc. (b)	6,732	192,939
News Corp. - Class A	6,663	133,660
News Corp. - Class B	2,020	42,157
Omnicom Group, Inc.	3,455	257,328
Paramount Global - Class B (b)	8,434	108,799
Publicis Groupe SA	10,454	789,452
Vivendi SE	30,926	271,357
WPP PLC	48,579	432,928

		7,445,008

Metals & Mining—1.0%
Anglo American PLC	58,035	1,606,776
Antofagasta PLC	18,010	311,991
ArcelorMittal SA	23,370	584,481
BHP Group Ltd.	231,363	6,560,429
BlueScope Steel Ltd.	20,847	260,351
Boliden AB	12,554	357,334
Endeavour Mining PLC	8,392	162,196
Fortescue Metals Group Ltd.	77,341	1,037,208
Freeport-McMoRan, Inc.	25,073	934,972
Glencore PLC	481,031	2,750,924
IGO Ltd.	30,587	249,287
JFE Holdings, Inc.	22,221	326,517
Mineral Resources Ltd.	7,994	346,370
Newcrest Mining Ltd.	40,841	646,914
Newmont Corp.	13,899	513,568
Nippon Steel Corp.	39,062	915,509
Norsk Hydro ASA	60,355	378,822
Northern Star Resources Ltd.	52,531	351,653
Nucor Corp.	4,350	680,122
Pilbara Minerals Ltd.	121,974	335,735
Rio Tinto Ltd.	16,954	1,245,751
Rio Tinto PLC	51,421	3,230,120
South32 Ltd.	205,864	450,386
Steel Dynamics, Inc.	2,723	291,960
Sumitomo Metal Mining Co. Ltd.	11,335	333,341
voestalpine AG (b)	5,267	142,849

		25,005,566

Multi-Utilities—0.4%
Ameren Corp.	4,595	343,844
CenterPoint Energy, Inc.	11,039	296,397
Centrica PLC	254,136	477,110
CMS Energy Corp.	5,102	270,967
Consolidated Edison, Inc.	6,033	516,003
Dominion Energy, Inc.	14,635	653,746
DTE Energy Co.	3,606	358,004
E.ON SE	102,538	1,214,619
Engie SA	83,417	1,279,067
National Grid PLC	168,165	2,007,343
NiSource, Inc.	7,228	178,387
Public Service Enterprise Group, Inc.	8,729	496,767
Sembcorp Industries Ltd.	40,800	151,679
Sempra	11,006	748,738
Veolia Environnement SA	31,039	897,962

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
WEC Energy Group, Inc.	5,517	$444,394

		10,335,027

Office REITs—0.4%
Abacus Group	44,408	29,788
Alexandria Real Estate Equities, Inc. (b)	17,831	1,784,883
Allied Properties Real Estate Investment Trust	11,079	146,252
Boston Properties, Inc. (b)	16,289	968,870
Brandywine Realty Trust (b)	14,801	67,197
Centuria Office REIT	40,709	29,825
Champion REIT	163,456	53,567
CLS Holdings PLC	14,628	21,109
Corporate Office Properties Trust (b)	9,834	234,344
Cousins Properties, Inc.	13,310	271,125
Covivio SA	6,980	309,676
Cromwell Property Group	124,935	29,370
Daiwa Office Investment Corp.	24	107,249
Derwent London PLC	9,807	229,200
Dexus	143,417	674,276
Douglas Emmett, Inc. (b)	14,284	182,264
Easterly Government Properties, Inc. (b)	8,191	93,623
Gecina SA	6,692	681,497
Global One Real Estate Investment Corp.	91	69,901
Great Portland Estates PLC	18,907	96,291
Helical PLC	9,014	23,245
Highwoods Properties, Inc. (b)	9,132	188,211
Hudson Pacific Properties, Inc. (b)	12,008	79,853
Ichigo Office REIT Investment Corp.	104	60,879
Inmobiliaria Colonial Socimi SA	27,983	158,496
Japan Excellent, Inc.	109	96,475
Japan Prime Realty Investment Corp.	81	195,615
Japan Real Estate Investment Corp.	177	690,301
JBG SMITH Properties (b)	9,531	137,818
JR Global REIT	10,148	30,576
Kenedix Office Investment Corp.	66	152,779
Keppel Pacific Oak U.S. REIT	74,600	16,406
Keppel REIT	191,532	119,722
Kilroy Realty Corp.	10,250	324,003
Mirai Corp.	144	45,667
Mori Hills REIT Investment Corp. - Class C	139	131,777
Nippon Building Fund, Inc.	206	835,130
NSI NV	1,540	29,190
One REIT, Inc.	22	38,152
Orix JREIT, Inc.	232	278,463
Paramount Group, Inc. (b)	16,107	74,414
Piedmont Office Realty Trust, Inc. - Class A	10,730	60,303
Precinct Properties New Zealand Ltd.	117,128	80,723
Prosperity REIT	104,100	19,235
Regional REIT Ltd. (144A)	38,729	13,433
Sankei Real Estate, Inc.	41	25,100
SL Green Realty Corp. (b)	5,642	210,447
Vornado Realty Trust (b)	15,502	351,585
Workspace Group PLC	12,576	74,791

		10,623,096

Oil, Gas & Consumable Fuels—2.3%
Aker BP ASA	14,379	397,393
Ampol Ltd.	10,991	238,958
APA Corp.	5,374	220,871
BP PLC	792,481	5,116,928
Chevron Corp.	31,031	5,232,447
ConocoPhillips	20,943	2,508,971
Coterra Energy, Inc.	13,247	358,331
Devon Energy Corp.	11,205	534,479
Diamondback Energy, Inc. (b)	3,127	484,310
ENEOS Holdings, Inc.	130,246	513,804
Eni SpA	107,929	1,733,497
EOG Resources, Inc.	10,183	1,290,797
EQT Corp.	6,325	256,669
Equinor ASA	41,147	1,349,070
Exxon Mobil Corp.	70,014	8,232,246
Galp Energia SGPS SA	22,481	333,015
Hess Corp.	4,833	739,449
Idemitsu Kosan Co. Ltd.	8,843	203,362
Inpex Corp.	44,331	665,294
Kinder Morgan, Inc.	33,903	562,112
Marathon Oil Corp.	10,593	283,363
Marathon Petroleum Corp.	6,993	1,058,321
Neste Oyj (b)	19,322	656,167
Occidental Petroleum Corp. (b)	11,604	752,868
OMV AG	6,721	320,934
ONEOK, Inc.	7,830	496,657
Phillips 66	7,788	935,728
Pioneer Natural Resources Co.	4,077	935,875
Repsol SA	58,340	960,370
Santos Ltd.	148,226	750,569
Shell PLC	306,198	9,721,792
Targa Resources Corp.	3,913	335,422
TotalEnergies SE	102,690	6,757,758
Valero Energy Corp. (b)	6,176	875,201
Williams Cos., Inc.	21,274	716,721
Woodside Energy Group Ltd.	86,719	2,020,424

		58,550,173

Paper & Forest Products—0.1%
Holmen AB - B Shares	4,268	165,706
Mondi PLC	22,176	369,942
Oji Holdings Corp.	38,977	165,250
Stora Enso Oyj - R Shares	26,299	329,209
Svenska Cellulosa AB SCA - Class B	27,671	378,427
UPM-Kymmene Oyj	24,377	833,788

		2,242,322

Passenger Airlines—0.1%
Alaska Air Group, Inc. (a)	2,225	82,503
American Airlines Group, Inc. (a) (b)	11,427	146,380
ANA Holdings, Inc. (a) (b)	7,277	152,493
Delta Air Lines, Inc.	11,253	416,361
Deutsche Lufthansa AG (a)	27,021	214,674
Japan Airlines Co. Ltd.	6,626	128,878
Qantas Airways Ltd. (a)	38,292	127,456
Singapore Airlines Ltd.	67,912	320,710

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Passenger Airlines—(Continued)
Southwest Airlines Co. (b)	10,417	$281,988
United Airlines Holdings, Inc. (a)	5,736	242,633

		2,114,076

Personal Care Products—0.6%
Beiersdorf AG	4,604	594,488
Estee Lauder Cos., Inc. - Class A	4,055	586,150
Haleon PLC	253,053	1,050,060
Kao Corp.	21,279	790,147
Kenvue, Inc.	30,141	605,231
Kobayashi Pharmaceutical Co. Ltd.	2,320	103,587
Kose Corp.	1,575	114,177
L’Oreal SA	11,016	4,562,159
Shiseido Co. Ltd.	18,269	641,346
Unilever PLC	114,865	5,668,374

		14,715,719

Pharmaceuticals—3.6%
Astellas Pharma, Inc.	82,650	1,141,595
AstraZeneca PLC	70,786	9,526,153
Bayer AG	44,869	2,155,054
Bristol-Myers Squibb Co.	36,537	2,120,607
Catalent, Inc. (a) (b)	3,153	143,556
Chugai Pharmaceutical Co. Ltd.	30,674	950,439
Daiichi Sankyo Co. Ltd.	84,478	2,318,568
Eisai Co. Ltd.	11,513	639,142
Eli Lilly & Co.	13,946	7,490,815
GSK PLC	187,024	3,380,960
Hikma Pharmaceuticals PLC	7,498	191,042
Ipsen SA	1,747	228,819
Johnson & Johnson	42,115	6,559,411
Kyowa Kirin Co. Ltd.	12,408	216,088
Merck & Co., Inc.	44,380	4,568,921
Merck KGaA	5,903	986,633
Novartis AG	93,615	9,552,842
Novo Nordisk AS	149,044	13,557,912
Ono Pharmaceutical Co. Ltd.	17,808	341,553
Organon & Co.	4,470	77,599
Orion Oyj - Class B	4,954	194,587
Otsuka Holdings Co. Ltd.	17,834	634,440
Pfizer, Inc.	98,745	3,275,372
Recordati Industria Chimica e Farmaceutica SpA	4,832	227,805
Roche Holding AG	32,088	8,752,489
Roche Holding AG (Bearer Shares)	1,463	430,441
Sanofi	51,890	5,567,910
Shionogi & Co. Ltd.	11,933	533,588
Takeda Pharmaceutical Co. Ltd.	72,267	2,244,320
Teva Pharmaceutical Industries Ltd. (ADR) (a)	51,169	521,924
UCB SA	5,805	475,009
Viatris, Inc.	20,979	206,853
Zoetis, Inc.	8,051	1,400,713

		90,613,160

Professional Services—0.6%
Adecco Group AG	7,323	300,380
Automatic Data Processing, Inc.	7,205	1,733,379

Professional Services—(Continued)
BayCurrent Consulting, Inc.	6,099	203,787
Broadridge Financial Solutions, Inc.	2,066	369,917
Bureau Veritas SA	13,529	335,135
Ceridian HCM Holding, Inc. (a) (b)	2,722	184,688
Computershare Ltd.	26,241	438,950
Equifax, Inc. (b)	2,146	393,104
Experian PLC	42,019	1,372,725
Intertek Group PLC	7,416	370,823
Jacobs Solutions, Inc.	2,202	300,573
Leidos Holdings, Inc.	2,402	221,368
Paychex, Inc.	5,612	647,232
Paycom Software, Inc.	861	223,232
Persol Holdings Co. Ltd.	85,200	138,608
Randstad NV	5,076	279,798
Recruit Holdings Co. Ltd.	65,839	2,027,477
RELX PLC	86,487	2,916,740
Robert Half, Inc.	1,873	137,253
SGS SA	6,847	574,794
Teleperformance SE	2,730	341,155
Verisk Analytics, Inc.	2,536	599,105
Wolters Kluwer NV	11,762	1,424,446

		15,534,669

Real Estate Management & Development—1.1%
abrdn European Logistics Income PLC (144A)	34,476	26,329
Aeon Mall Co. Ltd.	10,434	122,841
Allreal Holding AG	1,285	204,673
Amot Investments Ltd.	18,948	91,683
Aroundtown SA (a)	60,153	125,341
Atrium Ljungberg AB - B Shares	3,924	63,934
Azrieli Group Ltd.	5,143	263,434
CA Immobilien Anlagen AG	3,608	119,745
CapitaLand Investment Ltd.	341,085	771,036
Castellum AB	37,579	382,975
Catena AB	2,927	101,821
CBRE Group, Inc. - Class A (a)	5,419	400,247
Cibus Nordic Real Estate AB	4,932	48,843
City Developments Ltd.	63,748	306,994
Citycon Oyj (a)	6,359	35,673
CK Asset Holdings Ltd.	261,665	1,376,314
Corem Property Group AB - Class B	58,822	32,569
CoStar Group, Inc. (a)	7,142	549,148
Daito Trust Construction Co. Ltd.	2,839	299,053
Daiwa House Industry Co. Ltd.	27,108	727,929
Deutsche EuroShop AG	1,004	19,402
Deutsche Wohnen SE	4,296	97,640
DIC Asset AG (b)	4,600	19,068
Dios Fastigheter AB	7,781	44,380
Entra ASA (144A)	6,229	53,136
ESR Group Ltd. (144A)	99,988	140,197
Fabege AB (b)	22,072	175,520
Fastighets AB Balder - B Shares (a)	84,404	377,888
Grainger PLC	64,127	182,501
Grand City Properties SA (a)	8,679	82,063
Hang Lung Properties Ltd.	81,322	110,538
Heiwa Real Estate Co. Ltd.	2,787	74,180

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Henderson Land Development Co. Ltd.	65,576	$171,742
Hiag Immobilien Holding AG	384	33,133
Hongkong Land Holdings Ltd.	147,360	525,232
Hufvudstaden AB - A Shares	9,428	104,118
Hulic Co. Ltd.	53,948	483,834
Hysan Development Co. Ltd.	53,189	102,449
Intershop Holding AG	107	70,812
Kennedy-Wilson Holdings, Inc. (b)	10,438	153,856
Kojamo Oyj	15,943	140,632
LEG Immobilien SE (a)	9,938	686,493
Lendlease Corp. Ltd.	31,482	145,721
Lifestyle Communities Ltd.	8,262	85,791
Melisron Ltd.	2,200	137,200
Mitsubishi Estate Co. Ltd.	148,567	1,942,102
Mitsui Fudosan Co. Ltd.	119,310	2,627,851
Mobimo Holding AG	616	165,020
New World Development Co. Ltd. (b)	190,732	370,158
Nomura Real Estate Holdings, Inc.	14,447	362,595
NP3 Fastigheter AB	2,538	36,735
Nyfosa AB	15,971	85,560
Pandox AB	7,765	82,350
Peach Property Group AG (a)	1,038	15,103
Phoenix Spree Deutschland Ltd.	8,050	15,984
Platzer Fastigheter Holding AB - Class B	4,741	29,115
PSP Swiss Property AG	4,002	472,089
Sagax AB - Class B	24,690	469,729
Samhallsbyggnadsbolaget i Norden AB (b)	97,307	35,514
Shurgard Self Storage Ltd.	2,194	86,905
Sino Land Co. Ltd.	463,962	522,059
Sirius Real Estate Ltd.	101,590	106,484
StorageVault Canada, Inc. (b)	20,941	69,688
Sumitomo Realty & Development Co. Ltd.	47,882	1,243,869
Sun Hung Kai Properties Ltd.	191,240	2,034,070
Swire Pacific Ltd. - Class A	17,108	115,505
Swire Properties Ltd.	144,426	301,343
Swiss Prime Site AG	10,163	930,061
TAG Immobilien AG (a)	13,319	139,826
Tokyo Tatemono Co. Ltd.	17,432	241,064
Tricon Residential, Inc.	21,291	157,380
UOL Group Ltd.	63,918	298,730
VGP NV	887	82,333
Vonovia SE	94,800	2,284,829
Wallenstam AB - Class B	29,362	97,891
Wharf Real Estate Investment Co. Ltd.	212,598	820,489
Wihlborgs Fastigheter AB	23,336	162,839

		26,673,378

Residential REITs—0.7%
Advance Residence Investment Corp.	114	258,518
American Homes 4 Rent - Class A	29,278	986,376
Apartment Income REIT Corp.	13,075	401,403
Apartment Investment & Management Co. - Class A (b)	12,896	87,693
AvalonBay Communities, Inc.	14,959	2,569,059
Boardwalk Real Estate Investment Trust	3,256	160,157
Camden Property Trust	10,978	1,038,299
Canadian Apartment Properties REIT (b)	14,653	486,330

Residential REITs—(Continued)
Centerspace (b)	1,302	78,459
Comforia Residential REIT, Inc.	60	132,982
Daiwa Securities Living Investments Corp.	182	135,039
Elme Communities	7,659	104,469
Empiric Student Property PLC	51,672	56,213
Equity LifeStyle Properties, Inc. (b)	15,595	993,557
Equity Residential	38,830	2,279,709
Essex Property Trust, Inc. (b)	6,743	1,430,123
Home Invest Belgium SA	850	14,263
Home REIT PLC (d) (e)	72,879	33,790
Independence Realty Trust, Inc. (b)	19,649	276,461
Ingenia Communities Group	32,456	87,899
InterRent Real Estate Investment Trust (b)	11,471	105,483
Invitation Homes, Inc.	63,840	2,023,090
Irish Residential Properties REIT PLC	39,107	38,224
Kenedix Residential Next Investment Corp.	93	142,046
Killam Apartment Real Estate Investment Trust (b)	10,130	129,921
Mid-America Apartment Communities, Inc.	12,277	1,579,436
NexPoint Residential Trust, Inc.	1,955	62,912
Nippon Accommodations Fund, Inc.	41	173,085
PRS REIT PLC	45,479	37,896
Residential Secure Income PLC (144A)	16,300	11,759
Samty Residential Investment Corp.	39	30,082
Starts Proceed Investment Corp.	22	32,207
Sun Communities, Inc.	10,807	1,278,900
Triple Point Social Housing REIT PLC (144A)	31,383	19,208
UDR, Inc.	34,137	1,217,667
UNITE Group PLC	30,494	332,248
Veris Residential, Inc. (a)	6,857	113,141
Xior Student Housing NV	2,662	76,013

		19,014,117

Retail REITs—1.0%
Acadia Realty Trust (b)	8,114	116,436
AEON REIT Investment Corp.	156	152,917
Agree Realty Corp.	8,054	444,903
Ascencio	442	19,298
Brixmor Property Group, Inc. (b)	26,327	547,075
BWP Trust	42,848	92,400
CapitaLand Integrated Commercial Trust	690,317	931,692
Carmila SA	5,017	75,030
Charter Hall Retail REIT	43,174	87,363
Choice Properties Real Estate Investment Trust (b)	22,543	210,451
Crombie Real Estate Investment Trust	9,170	84,324
Eurocommercial Properties NV	4,473	99,083
Federal Realty Investment Trust	8,411	762,289
First Capital Real Estate Investment Trust	18,587	182,004
Fortune Real Estate Investment Trust	121,730	73,021
Frasers Centrepoint Trust	95,300	152,494
Frontier Real Estate Investment Corp.	43	131,593
Fukuoka REIT Corp.	64	68,082
Getty Realty Corp. (b)	3,902	108,202
Hamborner REIT AG	6,233	42,497
Hammerson PLC	341,928	104,537
HomeCo Daily Needs REIT	152,793	112,339
Immobiliare Grande Distribuzione SIIQ SpA	5,721	12,907

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Retail REITs—(Continued)
InvenTrust Properties Corp.	5,902	$140,527
Japan Metropolitan Fund Invest	928	602,240
Kenedix Retail REIT Corp.	54	104,429
Kimco Realty Corp.	64,050	1,126,639
Kite Realty Group Trust (b)	18,979	406,530
Kiwi Property Group Ltd.	138,466	70,180
Klepierre SA	27,969	684,740
Lendlease Global Commercial REIT	164,174	65,382
Link REIT	340,263	1,658,628
LOTTE REIT Co. Ltd.	10,668	25,861
Macerich Co. (b)	18,828	205,413
Mapletree Pan Asia Commercial Trust	305,764	319,969
Mercialys SA	7,804	70,331
NETSTREIT Corp. (b)	5,850	91,143
NewRiver REIT PLC	26,976	26,264
NNN REIT, Inc.	15,928	562,896
Paragon REIT	95,550	58,344
Phillips Edison & Co., Inc. (b)	10,250	343,785
Primaris Real Estate Investment Trust	8,439	83,815
Realty Income Corp. (b)	71,673	3,579,350
Regency Centers Corp.	18,757	1,114,916
Region RE Ltd.	101,155	131,178
Retail Estates NV	1,051	62,776
Retail Opportunity Investments Corp. (b)	10,693	132,379
RioCan Real Estate Investment Trust (b)	26,296	349,839
RPT Realty	7,469	78,873
Scentre Group	694,279	1,104,469
Shaftesbury Capital PLC	119,975	167,129
Simon Property Group, Inc.	34,286	3,703,917
SITE Centers Corp.	16,589	204,542
SmartCentres Real Estate Investment Trust (b)	11,392	190,894
Spirit Realty Capital, Inc.	12,369	414,733
Starhill Global REIT	126,400	44,804
Supermarket Income REIT PLC	109,500	101,245
Tanger Factory Outlet Centers, Inc. (b)	8,876	200,598
Unibail-Rodamco-Westfield (a)	14,452	711,279
Urban Edge Properties (b)	10,002	152,631
Vastned Retail NV	1,485	30,279
Vicinity Ltd.	507,079	552,671
Waypoint REIT Ltd.	59,203	85,916
Wereldhave NV	3,493	55,578

		24,428,049

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a)	28,257	2,905,385
Advantest Corp.	34,992	972,745
Analog Devices, Inc.	8,770	1,535,539
Applied Materials, Inc.	14,687	2,033,415
ASM International NV	2,145	895,750
ASML Holding NV	18,412	10,812,247
BE Semiconductor Industries NV	3,521	344,281
Broadcom, Inc. (b)	7,218	5,995,126
Disco Corp.	4,205	772,202
Enphase Energy, Inc. (a) (b)	2,385	286,558
First Solar, Inc. (a)	1,868	301,850
Infineon Technologies AG	59,643	1,978,056

Semiconductors & Semiconductor Equipment—(Continued)
Intel Corp.	73,246	2,603,895
KLA Corp.	2,391	1,096,656
Lam Research Corp.	2,331	1,461,001
Lasertec Corp.	3,459	537,034
Microchip Technology, Inc.	9,520	743,036
Micron Technology, Inc.	19,156	1,303,183
Monolithic Power Systems, Inc. (b)	836	386,232
NVIDIA Corp.	43,199	18,791,133
NXP Semiconductors NV	4,509	901,439
ON Semiconductor Corp. (a) (b)	7,547	701,494
Qorvo, Inc. (a)	1,712	163,445
QUALCOMM, Inc.	19,518	2,167,669
Renesas Electronics Corp. (a)	58,139	891,999
Rohm Co. Ltd.	16,176	306,124
Skyworks Solutions, Inc.	2,788	274,869
SolarEdge Technologies, Inc. (a) (b)	989	128,085
STMicroelectronics NV	31,215	1,344,882
SUMCO Corp.	15,830	205,880
Teradyne, Inc. (b)	2,694	270,639
Texas Instruments, Inc.	15,880	2,525,079
Tokyo Electron Ltd.	21,541	2,931,403

		68,568,331

Software—2.9%
Adobe, Inc. (a)	7,972	4,064,923
ANSYS, Inc. (a)	1,518	451,681
Autodesk, Inc. (a)	3,738	773,430
Cadence Design Systems, Inc. (a)	4,753	1,113,628
Check Point Software Technologies Ltd. (a)	4,275	569,772
CyberArk Software Ltd. (a)	1,908	312,473
Dassault Systemes SE	30,599	1,137,632
Fair Isaac Corp. (a)	435	377,811
Fortinet, Inc. (a) (b)	11,400	668,952
Gen Digital, Inc.	9,841	173,989
Intuit, Inc.	4,898	2,502,584
Microsoft Corp. (c)	129,942	41,029,187
Monday.com Ltd. (a)	993	158,105
Nemetschek SE	2,626	160,446
Nice Ltd. (a)	2,907	494,190
Oracle Corp.	27,533	2,916,295
Oracle Corp. Japan	1,769	131,893
Palo Alto Networks, Inc. (a)	5,349	1,254,020
PTC, Inc. (a)	2,078	294,411
Roper Technologies, Inc.	1,866	903,666
Sage Group PLC	46,816	563,424
Salesforce, Inc. (a)	17,035	3,454,357
SAP SE	47,692	6,190,708
ServiceNow, Inc. (a)	3,568	1,994,369
Synopsys, Inc. (a)	2,661	1,221,319
Temenos AG	2,953	207,122
Trend Micro, Inc.	6,111	231,516
Tyler Technologies, Inc. (a)	736	284,199
WiseTech Global Ltd.	7,612	317,481
Xero Ltd. (a)	6,569	476,195

		74,429,778

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialized REITs—1.1%
Abacus Storage King (a)	46,858	$31,332
American Tower Corp.	8,153	1,340,761
Arena REIT	28,676	62,110
Big Yellow Group PLC	14,903	169,979
Charter Hall Social Infrastructure REIT	29,376	47,584
Crown Castle, Inc.	7,585	698,048
CubeSmart (b)	19,651	749,293
Digital Core REIT Management Pte. Ltd.	63,750	33,757
Digital Realty Trust, Inc. (b)	31,574	3,821,085
EPR Properties (b)	6,494	269,761
Equinix, Inc.	9,902	7,191,426
Extra Space Storage, Inc.	22,105	2,687,526
Four Corners Property Trust, Inc. (b)	7,558	167,712
Gaming & Leisure Properties, Inc.	22,134	1,008,204
Iron Mountain, Inc.	5,104	303,433
Keppel DC REIT	112,507	171,354
National Storage Affiliates Trust (b)	6,984	221,672
National Storage REIT	109,493	153,741
Public Storage	16,578	4,368,635
Safehold, Inc. (b)	3,815	67,907
Safestore Holdings PLC	18,645	167,310
SBA Communications Corp.	1,896	379,522
VICI Properties, Inc. (b)	106,062	3,086,404
Weyerhaeuser Co.	12,780	391,835

		27,590,391

Specialty Retail—0.7%
AutoZone, Inc. (a)	318	807,717
Bath & Body Works, Inc.	4,004	135,335
Best Buy Co., Inc.	3,354	233,002
CarMax, Inc. (a) (b)	2,767	195,710
Dufry AG (a)	4,456	169,577
Fast Retailing Co. Ltd.	7,994	1,741,150
H & M Hennes & Mauritz AB - B Shares	29,375	417,645
Home Depot, Inc.	17,583	5,312,879
Industria de Diseno Textil SA	49,820	1,854,267
JD Sports Fashion PLC	117,153	213,428
Kingfisher PLC	86,166	233,563
Lowe’s Cos., Inc.	10,248	2,129,944
Nitori Holdings Co. Ltd.	3,656	409,371
O’Reilly Automotive, Inc. (a)	1,056	959,756
Ross Stores, Inc.	5,958	672,956
TJX Cos., Inc.	20,100	1,786,488
Tractor Supply Co. (b)	1,903	386,404
Ulta Beauty, Inc. (a)	871	347,921
USS Co. Ltd.	9,373	154,980
Zalando SE (a)	10,184	227,427
ZOZO, Inc.	6,405	117,478

		18,506,998

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	257,028	44,005,764
Brother Industries Ltd.	10,571	170,222
Canon, Inc. (b)	45,686	1,103,933
FUJIFILM Holdings Corp.	17,043	986,803
Hewlett Packard Enterprise Co.	22,588	392,353

Technology Hardware, Storage & Peripherals—(Continued)
HP, Inc.	15,174	389,972
Logitech International SA	7,511	517,601
NetApp, Inc.	3,687	279,770
Ricoh Co. Ltd.	24,798	213,943
Seagate Technology Holdings PLC (b)	3,373	222,449
Seiko Epson Corp.	13,054	205,020
Western Digital Corp. (a)	5,595	255,300

		48,743,130

Textiles, Apparel & Luxury Goods—0.9%
Adidas AG	7,399	1,302,697
Burberry Group PLC	17,279	400,743
Cie Financiere Richemont SA - Class A	23,841	2,904,846
Hermes International SCA	1,447	2,630,494
Kering SA	3,400	1,545,850
LVMH Moet Hennessy Louis Vuitton SE	12,612	9,514,830
Moncler SpA	9,407	546,034
NIKE, Inc. - Class B	21,426	2,048,754
Pandora AS	3,862	398,129
Puma SE	4,851	301,941
Ralph Lauren Corp. (b)	706	81,959
Swatch Group AG	2,404	117,472
Swatch Group AG - Bearer Shares	1,326	339,975
Tapestry, Inc.	4,054	116,552
VF Corp. (b)	5,781	102,150

		22,352,426

Tobacco—0.4%
Altria Group, Inc.	31,037	1,305,106
British American Tobacco PLC	97,031	3,046,002
Imperial Brands PLC	39,431	800,719
Japan Tobacco, Inc.	54,806	1,261,257
Philip Morris International, Inc.	27,150	2,513,547

		8,926,631

Trading Companies & Distributors—0.6%
AerCap Holdings NV (a)	7,052	441,949
Ashtead Group PLC	20,014	1,216,503
Beijer Ref AB	17,579	184,636
Brenntag SE	6,704	520,600
Bunzl PLC	15,434	547,793
Fastenal Co.	9,992	545,963
IMCD NV	2,617	330,796
ITOCHU Corp.	54,288	1,961,438
Marubeni Corp.	65,933	1,027,542
Mitsubishi Corp.	52,522	2,502,182
Mitsui & Co. Ltd.	59,970	2,173,559
MonotaRO Co. Ltd.	11,059	118,332
Reece Ltd.	10,362	124,033
Sumitomo Corp.	47,761	952,763
Toyota Tsusho Corp.	9,702	570,214
United Rentals, Inc.	1,194	530,817
WW Grainger, Inc.	778	538,251

		14,287,371

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—0.1%
Aena SME SA	3,437	$516,980
Aeroports de Paris	1,385	163,214
Auckland International Airport Ltd. (a)	56,184	266,229
Getlink SE	16,161	257,486
Transurban Group	140,693	1,145,722

		2,349,631

Water Utilities—0.0%
American Water Works Co., Inc. (b)	3,405	421,641
Severn Trent PLC	11,522	331,987
United Utilities Group PLC	31,142	359,091

		1,112,719

Wireless Telecommunication Services—0.3%
KDDI Corp.	68,359	2,092,557
SoftBank Corp.	131,227	1,484,055
SoftBank Group Corp.	46,996	1,988,944
T-Mobile U.S., Inc. (a) (b)	9,053	1,267,873
Tele2 AB - B Shares	24,150	184,566
Vodafone Group PLC	1,050,216	980,681

		7,998,676

Total Common Stocks (Cost $1,053,850,375)		1,422,425,144

U.S. Treasury & Government Agencies—31.7%

Federal Agencies—1.5%
Federal Home Loan Banks 2.500%, 02/13/24	2,175,000	2,150,866
4.625%, 06/06/25 (b)	19,160,000	19,002,265
Federal Home Loan Mortgage Corp. 6.250%, 07/15/32	2,709,000	2,997,240
Federal National Mortgage Association 6.625%, 11/15/30 (b)	1,525,000	1,688,090
7.250%, 05/15/30	10,188,000	11,587,220

		37,425,681

U.S. Treasury—30.2%
U.S. Treasury Bonds 1.125%, 05/15/40 (b)	20,163,500	11,573,534
1.250%, 05/15/50	2,815,000	1,328,108
2.250%, 08/15/46	19,880,600	12,605,543
2.250%, 08/15/49	4,197,400	2,612,881
2.250%, 02/15/52	15,608,800	9,578,682
2.375%, 11/15/49 (b)	4,579,300	2,930,931
2.375%, 05/15/51	24,855,800	15,764,014
2.500%, 02/15/45	5,470,900	3,715,083
2.750%, 08/15/47 (b)	2,337,700	1,631,916
2.875%, 05/15/43	5,028,100	3,725,115
2.875%, 08/15/45 (b)	29,768,500	21,560,069
2.875%, 05/15/49	3,659,800	2,610,753
2.875%, 05/15/52	9,094,300	6,448,072

U.S. Treasury—(Continued)
U.S. Treasury Bonds 3.000%, 05/15/45	1,329,600	987,384
3.000%, 02/15/47 (b)	3,206,300	2,354,376
3.000%, 05/15/47 (b)	3,558,700	2,610,779
3.000%, 02/15/48	1,975,100	1,445,063
3.000%, 08/15/48	9,323,800	6,815,843
3.000%, 02/15/49	2,720,900	1,988,914
3.125%, 11/15/41	703,800	553,390
3.125%, 02/15/43	8,508,800	6,587,008
3.625%, 08/15/43	11,965,600	9,984,732
3.625%, 02/15/53	2,654,000	2,194,941
3.625%, 05/15/53	6,152,000	5,093,664
3.750%, 08/15/41	3,613,400	3,127,426
3.750%, 11/15/43	487,200	413,549
4.000%, 11/15/52	3,324,500	2,946,598
4.375%, 05/15/41	530,600	500,236
4.500%, 08/15/39 (b)	301,900	292,395
5.250%, 11/15/28	10,124,300	10,395,995
5.500%, 08/15/28	5,597,100	5,800,869
6.000%, 02/15/26 (g)	31,745,700	32,459,978
6.125%, 11/15/27	18,628,100	19,627,177
6.250%, 05/15/30	854,700	932,491
6.375%, 08/15/27	2,592,500	2,741,873
U.S. Treasury Notes
0.375%, 04/30/25	5,600,800	5,192,335
0.375%, 12/31/25	11,063,100	10,001,302
0.375%, 01/31/26	27,091,900	24,388,001
0.500%, 02/28/26	11,035,000	9,934,948
0.625%, 08/15/30	4,004,800	3,073,528
0.750%, 04/30/26	6,627,600	5,970,277
0.750%, 05/31/26	9,318,100	8,368,455
0.875%, 09/30/26	9,132,700	8,149,508
1.125%, 10/31/26	9,196,500	8,240,208
1.250%, 12/31/26	6,774,600	6,068,560
1.375%, 11/15/31	7,259,500	5,690,200
1.500%, 08/15/26	2,030,700	1,851,031
1.500%, 01/31/27 (b)	6,697,800	6,030,636
1.500%, 02/15/30 (b)	6,315,400	5,234,875
1.625%, 02/15/26	11,760,100	10,893,711
1.625%, 08/15/29	9,431,400	8,003,427
1.625%, 05/15/31	25,068,500	20,352,488
1.750%, 11/15/29	11,386,000	9,684,327
1.875%, 02/28/27	13,519,000	12,304,402
1.875%, 02/15/32	19,871,900	16,142,038
2.000%, 08/15/25	5,811,700	5,491,375
2.000%, 11/15/26	33,782,600	31,073,394
2.125%, 05/15/25 (b) (g)	44,542,400	42,424,896
2.250%, 11/15/25	9,040,300	8,541,671
2.250%, 02/15/27	9,640,500	8,895,997
2.250%, 08/15/27	31,517,500	28,801,578
2.250%, 11/15/27	33,211,800	30,204,575
2.375%, 05/15/27	46,256,900	42,657,535
2.375%, 05/15/29	18,512,900	16,451,894
2.625%, 02/15/29	8,538,200	7,723,736
2.750%, 02/15/28	15,231,500	14,086,758

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.750%, 08/15/32	11,079,600	$9,594,241
2.875%, 05/15/28	3,859,700	3,576,856
2.875%, 05/15/32	22,729,000	19,950,913
3.125%, 11/15/28	9,904,400	9,222,312
3.375%, 05/15/33	11,385,800	10,325,497
3.500%, 04/30/28	3,969,500	3,783,538
3.500%, 02/15/33	11,107,900	10,191,498
3.625%, 03/31/28	10,018,000	9,603,975
3.625%, 05/31/28	1,997,800	1,914,766
3.875%, 12/31/27	8,008,100	7,761,288
3.875%, 08/15/33	2,800,800	2,646,319
4.000%, 02/29/28	3,968,200	3,865,585
4.000%, 06/30/28 (b)	8,100,500	7,884,381
4.125%, 10/31/27 (b)	5,838,000	5,713,714
4.125%, 11/15/32	9,781,100	9,433,412
4.375%, 08/31/28 (b)	13,698,500	13,562,585

		766,897,928

Total U.S. Treasury & Government Agencies (Cost $908,025,140)		804,323,609

Foreign Government—10.1%

Sovereign—10.1%
Australia Government Bonds 2.500%, 05/21/30 (AUD)	5,507,000	3,178,374
3.000%, 11/21/33 (AUD)	832,000	470,404
3.250%, 04/21/29 (AUD)	1,346,000	825,426
3.750%, 04/21/37 (AUD)	1,896,000	1,111,754
4.750%, 04/21/27 (AUD)	1,450,000	952,321
Bundesobligation 2.200%, 04/13/28 (EUR)	1,776,573	1,832,647
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 02/15/31 (EUR)	2,993,000	2,596,697
Zero Coupon, 08/15/31 (EUR)	4,356,047	3,725,379
Zero Coupon, 08/15/50 (EUR)	2,430,861	1,177,551
0.500%, 02/15/26 (EUR)	8,788,442	8,758,133
1.250%, 08/15/48 (EUR)	404,000	299,139
2.500%, 07/04/44 (EUR)	1,063,600	1,035,645
3.250%, 07/04/42 (EUR)	702,500	765,445
4.250%, 07/04/39 (EUR)	1,677,500	2,045,775
5.500%, 01/04/31 (EUR)	2,832,600	3,529,434
Canada Government Bonds 1.500%, 06/01/26 (CAD)	1,477,000	1,005,643
2.750%, 06/01/33 (CAD)	485,000	320,748
3.500%, 12/01/45 (CAD)	2,295,000	1,583,799
5.750%, 06/01/29 (CAD)	7,041,000	5,608,851
Denmark Government Bonds 0.500%, 11/15/29 (DKK)	4,004,000	490,674
4.500%, 11/15/39 (DKK)	4,060,000	669,425
Finland Government Bonds 0.125%, 09/15/31 (144A) (EUR)	1,142,000	940,432
0.500%, 04/15/26 (144A) (EUR)	1,288,000	1,271,738
1.375%, 04/15/47 (144A) (EUR)	462,000	321,073

Sovereign—(Continued)
French Republic Government Bonds OAT 0.010%, 05/25/32 (EUR)	1,458,209	1,164,919
0.500%, 05/25/25 (EUR)	3,110,000	3,136,445
0.500%, 05/25/26 (EUR)	7,888,399	7,773,691
0.750%, 02/25/28 (EUR)	1,293,302	1,234,700
1.250%, 05/25/36 (144A) (EUR)	4,886,800	3,956,105
1.500%, 05/25/50 (144A) (EUR)	1,695,715	1,105,638
2.250%, 05/25/24 (EUR)	2,032,800	2,128,408
2.500%, 05/25/30 (EUR)	11,069,117	11,238,691
3.250%, 05/25/45 (EUR)	3,894,979	3,791,124
4.000%, 04/25/60 (EUR)	292,000	315,611
Ireland Government Bonds 0.200%, 10/18/30 (EUR)	1,530,000	1,316,624
2.000%, 02/18/45 (EUR)	483,000	383,612
5.400%, 03/13/25 (EUR)	1,140,800	1,240,732
Italy Buoni Poliennali Del Tesoro 0.950%, 09/15/27 (EUR)	520,000	488,801
1.650%, 03/01/32 (144A) (EUR)	5,888,000	4,996,032
1.800%, 03/01/41 (144A) (EUR)	529,000	353,289
3.250%, 09/01/46 (144A) (EUR)	196,000	157,492
3.750%, 09/01/24 (EUR)	9,653,000	10,185,924
3.850%, 09/01/49 (144A) (EUR)	2,726,000	2,379,380
5.000%, 08/01/39 (144A) (EUR)	2,969,000	3,142,993
5.250%, 11/01/29 (EUR)	9,174,964	10,228,894
Japan Government Five Year Bond 0.100%, 09/20/24 (JPY)	148,600,000	995,871
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	111,750,000	755,606
Japan Government Ten Year Bonds 0.100%, 09/20/26 (JPY)	605,100,000	4,047,659
0.100%, 12/20/29 (JPY)	767,550,000	5,031,654
0.100%, 06/20/31 (JPY)	501,750,000	3,229,546
0.500%, 12/20/24 (JPY)	2,069,700,000	13,938,759
Japan Government Thirty Year Bonds 0.400%, 12/20/49 (JPY)	513,900,000	2,551,652
0.500%, 09/20/46 (JPY)	1,021,600,000	5,481,803
0.700%, 06/20/51 (JPY)	879,550,000	4,660,662
0.700%, 12/20/51 (JPY)	228,000,000	1,203,469
1.800%, 09/20/43 (JPY)	130,050,000	922,055
1.900%, 09/20/42 (JPY)	375,750,000	2,720,542
2.300%, 03/20/40 (JPY)	571,750,000	4,408,413
Japan Government Twenty Year Bonds 0.500%, 09/20/36 (JPY)	732,900,000	4,595,779
0.500%, 12/20/41 (JPY)	141,200,000	812,902
1.500%, 03/20/33 (JPY)	230,600,000	1,650,370
1.700%, 12/20/31 (JPY)	195,350,000	1,416,954
1.700%, 09/20/32 (JPY)	125,600,000	912,945
1.700%, 09/20/33 (JPY)	497,200,000	3,620,670
2.100%, 06/20/29 (JPY)	452,350,000	3,319,494
Japan Government Two Year Bond 0.005%, 04/01/24 (JPY)	1,369,200,000	9,167,886
Kingdom of Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	2,970,000	2,775,883
1.600%, 06/22/47 (144A) (EUR)	1,488,123	1,020,668
2.600%, 06/22/24 (144A) (EUR)	1,391,195	1,458,574
4.250%, 03/28/41 (144A) (EUR)	1,164,123	1,296,839

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Kingdom of Belgium Government Bonds
5.000%, 03/28/35 (144A) (EUR)	962,000	$1,149,905
Mexico Bonos 10.000%, 11/20/36 (MXN)	43,967,100	2,532,318
Netherlands Government Bonds Zero Coupon, 07/15/31 (144A) (EUR)	2,119,039	1,770,834
Zero Coupon, 01/15/52 (144A) (EUR)	313,000	136,331
2.750%, 01/15/47 (144A) (EUR)	486,000	471,183
3.750%, 01/15/42 (144A) (EUR)	905,600	1,015,524
5.500%, 01/15/28 (144A) (EUR)	2,276,500	2,641,058
Norway Government Bonds 1.250%, 09/17/31 (144A) (NOK)	4,362,000	331,534
3.000%, 03/14/24 (144A) (NOK)	10,370,000	963,504
Republic of Austria Government Bonds Zero Coupon, 02/20/31 (144A) (EUR)	2,207,000	1,831,783
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,496,608
3.150%, 06/20/44 (144A) (EUR)	1,328,000	1,301,590
4.150%, 03/15/37 (144A) (EUR)	267,000	296,965
Republic of Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	1,510,895
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	1,024,000	720,441
2.750%, 03/01/46 (SGD)	550,000	373,574
2.875%, 08/01/28 (SGD)	868,000	621,461
3.375%, 09/01/33 (SGD)	731,000	532,726
Spain Government Bonds 1.000%, 10/31/50 (144A) (EUR)	1,318,000	651,580
1.450%, 10/31/27 (144A) (EUR)	1,403,000	1,370,874
1.950%, 07/30/30 (144A) (EUR)	7,247,000	6,899,227
2.900%, 10/31/46 (144A) (EUR)	1,182,000	982,362
4.200%, 01/31/37 (144A) (EUR)	2,075,000	2,214,854
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,087,071
4.700%, 07/30/41 (144A) (EUR)	1,213,000	1,344,461
6.000%, 01/31/29 (EUR)	2,956,400	3,497,294
Sweden Government Bonds 1.000%, 11/12/26 (SEK)	15,990,000	1,367,888
1.500%, 11/13/23 (SEK)	3,330,000	303,998
United Kingdom Gilt 0.375%, 10/22/30 (GBP)	3,348,000	3,119,961
1.000%, 01/31/32 (GBP)	3,818,298	3,575,156
1.750%, 01/22/49 (GBP)	1,069,000	718,239
3.250%, 01/22/44 (GBP)	2,249,083	2,173,606
4.250%, 12/07/46 (GBP)	5,267,100	5,859,131
6.000%, 12/07/28 (GBP)	2,928,400	3,847,500

Total Foreign Government (Cost $341,364,276)		255,943,703

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke AG	2,640	246,489
Dr. Ing HC F Porsche AG (144A)	5,201	489,163
Porsche Automobil Holding SE	7,031	346,602
Volkswagen AG	9,418	1,084,353

		2,166,607

Household Products—0.0%
Henkel AG & Co. KGaA	7,730	551,709

Life Sciences Tools & Services—0.0%
Sartorius AG	1,198	406,523

Total Preferred Stocks (Cost $3,900,073)		3,124,839

Mutual Funds—0.0%

Investment Company Securities—0.0%
iShares U.S. Real Estate ETF	2,743	214,338
Vanguard Global ex-U.S. Real Estate ETF	3,568	138,902

Total Mutual Funds (Cost $352,200)		353,240

Short-Term Investment—0.7%

U.S. Treasury—0.7%
U.S. Treasury Bill 4.983%, 10/24/23 (h)	17,419,200	17,363,034

Total Short-Term Investments (Cost $17,361,329)		17,363,034

Securities Lending Reinvestments (i)—4.5%

Certificates of Deposit—1.4%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (j)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (j)	4,000,000	4,002,572
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (j)	3,000,000	3,000,216
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (j)	4,000,000	3,999,808
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (j)	4,000,000	4,000,392
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (j)	4,000,000	3,999,648
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/20/23	500,000	498,450
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (j)	3,000,000	3,000,147
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (j)	3,000,000	3,000,438
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (j)	1,000,000	1,000,770
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (j)	3,000,000	3,000,159
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (j)	2,000,000	2,000,210
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (j)	3,000,000	3,001,740

		36,504,820

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.4%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (j)	2,000,000	$2,000,440
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (j)	3,000,000	3,000,810
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (j)	4,000,000	4,000,000

		9,001,250

Repurchase Agreements—2.4%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $2,402,553; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $2,448,059.	2,400,000	2,400,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $8,241,322; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $8,503,770.	8,000,000	8,000,000
ING Financial Markets LLC
Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $10,820,998; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $11,032,546.	10,816,221	10,816,221
National Bank Financial, Inc.
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $1,024,780.	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $4,404,552; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $4,509,030.	4,400,000	4,400,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,319,747.	20,000,000	20,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,418.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $600,271; collateralized by various Common Stock with an aggregate market value of $667,811.	600,000	600,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $9,004,065; collateralized by various Common Stock with an aggregate market value of $9,904,479.	9,000,000	9,000,000

		61,216,221

Time Deposit—0.1%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (j)	2,000,000	2,000,000

Mutual Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (k)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (k)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (k)	2,000,000	2,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $113,714,829)		113,722,291

Total Investments—103.1% (Cost $2,438,568,222)		2,617,255,860
Other assets and liabilities (net)—(3.1)%		(78,833,438)

Net Assets—100.0%		$2,538,422,422

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $115,674,242 and the collateral received consisted of cash in the amount of $113,709,105 and non-cash collateral with a value of $8,257,467. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $45,937,092.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2023, the market value of securities pledged was $37,104,024.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(j)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(k)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $54,796,354, which is 2.2% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,566,958	GSBU	11/08/23	USD	6,172,783	$(14,363)
AUD	34,787,040	GSBU	11/08/23	USD	22,445,259	(52,226)
CAD	16,156,064	MSIP	10/27/23	USD	11,929,903	(31,173)
CHF	11,019,557	BOA	11/16/23	USD	12,343,399	(248,286)
EUR	734,743	BOA	10/12/23	USD	788,419	(11,329)
EUR	10,785,624	BOA	10/12/23	USD	11,703,944	(296,676)
EUR	13,190,617	BOA	10/12/23	USD	14,313,705	(362,829)
EUR	1,047,527	BBH	10/12/23	USD	1,119,918	(12,015)
EUR	5,529,675	GSBU	10/12/23	USD	6,102,433	(254,047)
EUR	1,169,222	HSBCU	10/12/23	USD	1,277,609	(40,997)
EUR	741,792	MSIP	10/12/23	USD	779,661	4,886
EUR	25,771,334	MSIP	10/12/23	USD	28,419,596	(1,162,895)
EUR	745,302	SSBT	10/12/23	USD	824,811	(36,552)
EUR	816,875	SSBT	10/12/23	USD	890,078	(26,121)
EUR	825,412	SSBT	10/12/23	USD	913,557	(40,571)
EUR	1,407,105	SSBT	10/12/23	USD	1,490,336	(2,130)
EUR	2,882,383	SSBT	10/12/23	USD	3,183,230	(134,717)
GBP	5,591,278	BBP	11/17/23	USD	6,928,404	(104,727)
GBP	17,594,459	JPMC	11/17/23	USD	21,925,863	(453,327)
JPY	1,606,061,485	BNP	10/19/23	USD	10,939,500	(164,871)
JPY	190,261,417	BBP	10/19/23	USD	1,318,742	(42,330)
JPY	3,830,045,210	MSIP	10/19/23	USD	26,704,223	(1,009,494)
NOK	69,899,859	BOA	12/07/23	USD	6,489,710	56,664
NZD	4,247,663	BBP	10/27/23	USD	2,523,707	22,141
NZD	8,998,342	BBP	10/27/23	USD	5,346,275	46,905
NZD	59,433,197	MSIP	10/27/23	USD	35,311,164	310,277
SEK	85,064,485	GSBU	12/07/23	USD	7,760,851	46,962
SEK	333,750,589	MSIP	12/07/23	USD	30,273,192	360,770

Contracts to Deliver
AUD	3,349,522	BNP	11/08/23	USD	2,151,575	(4,572)
AUD	34,787,040	BOA	11/08/23	USD	22,223,393	(169,640)
AUD	13,893,967	BOA	11/08/23	USD	8,876,038	(67,754)
AUD	10,128,521	BOA	11/08/23	USD	6,563,687	43,778
AUD	9,566,958	BOA	11/08/23	USD	6,199,772	41,351
AUD	34,103,461	HSBCU	11/08/23	USD	22,072,817	119,816
AUD	630,529	SSBT	11/08/23	USD	408,718	2,835
CAD	4,813,642	BBP	10/27/23	USD	3,579,289	34,104
CAD	3,411,469	BBP	10/27/23	USD	2,536,672	24,170
CAD	12,744,595	GSBU	10/27/23	USD	9,345,881	(40,346)
CAD	11,955,322	JPMC	10/27/23	USD	8,833,677	28,739
CAD	456,110	SSBT	10/27/23	USD	335,480	(439)
CHF	49,523,973	BOA	11/16/23	USD	55,534,780	1,177,057
CHF	11,991,685	MSIP	11/16/23	USD	13,197,781	35,657
DKK	8,388,626	CBNA	12/07/23	USD	1,196,047	2,732

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	27,144,639	JPMC	10/05/23	USD	29,938,501	$1,237,510
EUR	40,373,676	BNP	10/12/23	USD	43,350,733	650,063
EUR	13,190,617	BNP	10/12/23	USD	14,163,261	212,384
EUR	4,066,267	BNP	10/12/23	USD	4,447,693	147,061
EUR	12,713,114	BBP	10/12/23	USD	13,591,336	145,483
EUR	6,218,960	DBAG	10/12/23	USD	6,598,661	21,262
EUR	31,301,009	MSIP	10/12/23	USD	34,454,717	1,349,630
EUR	25,001,887	MSIP	10/12/23	USD	27,423,855	980,948
EUR	6,719,357	MSIP	10/12/23	USD	7,396,360	289,724
EUR	1,641,249	MSIP	10/12/23	USD	1,783,555	47,710
EUR	28,004,194	SSBT	10/12/23	USD	30,750,742	1,132,486
EUR	1,959,009	SSBT	10/12/23	USD	2,129,317	57,398
EUR	1,016,751	SSBT	10/12/23	USD	1,120,303	44,950
EUR	27,144,639	ANZ	10/19/23	USD	29,955,846	1,238,387
EUR	27,144,639	SSBT	10/27/23	USD	29,980,482	1,253,531
GBP	15,828,525	CBNA	11/17/23	USD	19,736,937	419,572
GBP	2,916,105	GSBU	11/17/23	USD	3,553,662	(5,196)
GBP	682,969	HSBCU	11/17/23	USD	846,755	13,250
JPY	3,756,660,532	JPMC	10/12/23	USD	26,179,560	1,005,276
JPY	4,548,988,304	BOA	10/19/23	USD	30,909,564	391,641
JPY	681,783,416	BBP	10/19/23	USD	4,596,046	22,147
JPY	3,756,660,532	MSIP	10/19/23	USD	26,192,563	990,152
JPY	19,411,792	SSBT	10/19/23	USD	133,997	3,769
JPY	145,799,291	UBSA	10/19/23	USD	978,236	109
JPY	3,756,660,532	CBNA	10/26/23	USD	26,223,536	992,934
MXN	48,302,949	BOA	11/16/23	USD	2,786,119	34,888
NOK	13,924,048	JPMC	12/07/23	USD	1,291,636	(12,401)
NZD	8,998,342	BNP	10/27/23	USD	5,365,640	(27,539)
NZD	4,099,128	BNP	10/27/23	USD	2,444,278	(12,545)
NZD	15,586,921	BOA	10/27/23	USD	9,223,010	(119,052)
NZD	43,846,276	BBP	10/27/23	USD	25,772,683	(506,697)
NZD	4,247,663	BBP	10/27/23	USD	2,496,761	(49,087)
PLN	5,470,906	CBNA	11/29/23	USD	1,282,083	31,631
SEK	18,754,590	BBP	12/07/23	USD	1,702,549	(18,878)
SGD	2,125,567	BBP	11/16/23	USD	1,561,975	4,023
SGD	834,146	SSBT	11/16/23	USD	612,128	733

Net Unrealized Appreciation						$9,541,674

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/23	10	AUD	1,119,728	$(18,524)
Canada Government Bond 10 Year Futures	12/18/23	47	CAD	5,411,110	(80,145)
MSCI EAFE Index Mini Futures	12/15/23	40	USD	4,083,000	(62,947)
MSCI Singapore Index Futures	10/30/23	30	SGD	856,950	10,558
Russell 2000 Index E-Mini Futures	12/15/23	972	USD	87,411,960	(3,588,590)
S&P 500 Index E-Mini Futures	12/15/23	3	USD	648,825	(24,822)
S&P Midcap 400 Index E-Mini Futures	12/15/23	351	USD	88,466,040	(2,850,130)
S&P TSX 60 Index Futures	12/14/23	37	CAD	8,704,620	(187,572)
TOPIX Index Futures	12/07/23	11	JPY	255,585,000	(21,767)

Futures Contracts—Short
Euro Stoxx 50 Index Futures	12/15/23	(382)	EUR	(16,059,280)	296,446
Euro-Bund Futures	12/07/23	(309)	EUR	(39,749,760)	822,534
FTSE 100 Index Futures	12/15/23	(88)	GBP	(6,750,480)	9,925
Hang Seng Index Futures	10/30/23	(6)	HKD	(5,366,700)	6,555

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Japanese Government 10 Year Bond Futures	12/13/23	(53)	JPY	(7,682,880,000)	$391,227
OMX Stockholm 30 Index Futures	10/20/23	(88)	SEK	(19,008,000)	20,924
SPI 200 Index Futures	12/21/23	(265)	AUD	(46,944,750)	671,010
United Kingdom Long Gilt Bond Futures	12/27/23	(49)	GBP	(4,613,840)	115,165

Net Unrealized Depreciation					$(4,490,153)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	SOFR	Annually	4.245%	Annually	09/27/33	USD	643,560,000	$(1,390,476)	$—	$(1,390,476)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41.V1	5.000%	Quarterly	12/20/28	4.781%	USD	50,500,000	$410,711	$434,104	$(23,393)

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.100%	Maturity	12/15/23	MLI	Bloomberg Commodity Index	USD	55,936,850	$(1,573,628)	$—	$(1,573,628)
Receive	0.000%	Maturity	12/15/23	MSC	Swiss Market Index Futures	CHF	1,758,832	(1,625)	—	(1,625)
Receive	0.000%	Maturity	12/15/23	MSC	Swiss Market Index Futures	CHF	2,321,980	12,629	—	12,629

Totals								$(1,562,624)	$—	$(1,562,624)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBH)—	Brown Brothers Harriman & Co.
(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International PLC
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,670,963	$11,749,785	$—	$21,420,748
Air Freight & Logistics	3,515,795	3,989,332	—	7,505,127
Automobile Components	653,587	4,549,136	—	5,202,723
Automobiles	13,731,727	21,979,709	—	35,711,436
Banks	18,900,742	67,736,330	—	86,637,072
Beverages	10,823,348	12,309,794	—	23,133,142
Biotechnology	13,292,072	6,216,618	—	19,508,690
Broadline Retail	20,899,500	4,952,296	—	25,851,796
Building Products	2,766,714	6,711,684	—	9,478,398
Capital Markets	17,985,903	18,420,325	—	36,406,228
Chemicals	10,584,326	20,256,345	—	30,840,671
Commercial Services & Supplies	3,035,017	2,794,003	—	5,829,020
Communications Equipment	5,756,741	1,568,659	—	7,325,400
Construction & Engineering	474,971	5,659,760	—	6,134,731
Construction Materials	913,223	4,393,943	—	5,307,166
Consumer Finance	2,767,678	—	—	2,767,678
Consumer Staples Distribution & Retail	11,437,636	8,593,446	—	20,031,082
Containers & Packaging	1,466,993	739,284	—	2,206,277
Distributors	829,471	165,536	—	995,007
Diversified Consumer Services	—	462,128	—	462,128
Diversified REITs	2,197,850	7,102,708	—	9,300,558
Diversified Telecommunication Services	4,260,974	11,987,393	—	16,248,367
Electric Utilities	9,994,323	12,117,767	—	22,112,090
Electrical Equipment	3,742,668	11,837,845	—	15,580,513
Electronic Equipment, Instruments & Components	3,629,705	9,067,302	—	12,697,007
Energy Equipment & Services	2,709,243	340,781	—	3,050,024
Entertainment	8,958,933	4,320,526	—	13,279,459
Financial Services	27,344,737	7,081,569	—	34,426,306
Food Products	6,169,715	21,125,630	—	27,295,345
Gas Utilities	275,100	2,127,393	—	2,402,493
Ground Transportation	5,240,303	4,135,199	—	9,375,502
Health Care Equipment & Supplies	16,247,375	13,299,227	—	29,546,602
Health Care Providers & Services	18,942,967	1,985,363	0	20,928,330
Health Care REITs	9,829,143	1,018,837	—	10,847,980
Health Care Technology	—	365,866	—	365,866
Hotel & Resort REITs	3,008,069	819,626	—	3,827,695
Hotels, Restaurants & Leisure	13,480,029	11,778,404	—	25,258,433
Household Durables	2,181,447	7,959,389	—	10,140,836
Household Products	8,434,612	3,868,604	—	12,303,216
Independent Power and Renewable Electricity Producers	178,007	1,562,851	—	1,740,858

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$5,153,327	$10,198,767	$—	$15,352,094
Industrial REITs	15,585,799	8,238,865	—	23,824,664
Insurance	13,657,029	34,638,216	—	48,295,245
Interactive Media & Services	37,079,639	1,494,136	—	38,573,775
IT Services	7,859,624	4,950,566	—	12,810,190
Leisure Products	150,865	1,211,753	—	1,362,618
Life Sciences Tools & Services	9,781,983	2,764,667	—	12,546,650
Machinery	11,237,793	20,104,223	—	31,342,016
Marine Transportation	—	2,675,450	—	2,675,450
Media	4,914,461	2,530,547	—	7,445,008
Metals & Mining	2,420,622	22,584,944	—	25,005,566
Multi-Utilities	4,307,247	6,027,780	—	10,335,027
Office REITs	5,175,192	5,447,904	—	10,623,096
Oil, Gas & Consumable Fuels	26,810,838	31,739,335	—	58,550,173
Paper & Forest Products	—	2,242,322	—	2,242,322
Passenger Airlines	1,169,865	944,211	—	2,114,076
Personal Care Products	1,191,381	13,524,338	—	14,715,719
Pharmaceuticals	26,365,771	64,247,389	—	90,613,160
Professional Services	4,809,851	10,724,818	—	15,534,669
Real Estate Management & Development	1,330,319	25,343,059	—	26,673,378
Residential REITs	17,402,645	1,577,682	33,790	19,014,117
Retail REITs	15,539,104	8,888,945	—	24,428,049
Semiconductors & Semiconductor Equipment	46,575,728	21,992,603	—	68,568,331
Software	64,519,171	9,910,607	—	74,429,778
Specialized REITs	26,784,556	805,835	—	27,590,391
Specialty Retail	12,968,112	5,538,886	—	18,506,998
Technology Hardware, Storage & Peripherals	45,545,608	3,197,522	—	48,743,130
Textiles, Apparel & Luxury Goods	2,349,415	20,003,011	—	22,352,426
Tobacco	3,818,653	5,107,978	—	8,926,631
Trading Companies & Distributors	2,056,980	12,230,391	—	14,287,371
Transportation Infrastructure	—	2,349,631	—	2,349,631
Water Utilities	421,641	691,078	—	1,112,719
Wireless Telecommunication Services	1,267,873	6,730,803	—	7,998,676
Total Common Stocks	714,582,699	707,808,655	33,790	1,422,425,144
Total U.S. Treasury & Government Agencies*	—	804,323,609	—	804,323,609
Total Foreign Government*	—	255,943,703	—	255,943,703
Total Preferred Stocks*	—	3,124,839	—	3,124,839
Total Mutual Funds*	353,240	—	—	353,240
Total Short-Term Investment*	—	17,363,034	—	17,363,034
Securities Lending Reinvestments
Certificates of Deposit	—	36,504,820	—	36,504,820
Commercial Paper	—	9,001,250	—	9,001,250
Repurchase Agreements	—	61,216,221	—	61,216,221
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	108,722,291	—	113,722,291
Total Investments	$719,935,939	$1,897,286,131	$33,790	$2,617,255,860

Collateral for Securities Loaned (Liability)	$—	$(113,709,105)	$—	$(113,709,105)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$15,077,496	$—	$15,077,496
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,535,822)	—	(5,535,822)
Total Forward Contracts	$—	$9,541,674	$—	$9,541,674
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,344,344	$—	$—	$2,344,344
Futures Contracts (Unrealized Depreciation)	(6,834,497)	—	—	(6,834,497)

BHFTI-26

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Futures Contracts	$(4,490,153)	$—	$—	$(4,490,153)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(1,413,869)	$—	$(1,413,869)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$12,629	$—	$12,629
OTC Swap Contracts at Value (Liabilities)	—	(1,575,253)	—	(1,575,253)
Total OTC Swap Contracts	$—	$(1,562,624)	$—	$(1,562,624)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

During the period ended September 30, 2023, a transfer into Level 3 in the amount of $33,557 was due to a trading halt on the security which resulted in the lack of observable inputs.

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—58.2% of Net Assets

Security Description	Principal Amount*	Value

Banks—1.7%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	552,000	$520,260
BNG Bank NV
0.750%, 01/24/29 (EUR)	651,000	600,444
3.500%, 07/19/27 (AUD)	2,491,000	1,531,335
Development Bank of Japan, Inc.
0.010%, 10/15/24 (EUR)	1,388,000	1,406,745
Export-Import Bank of Korea
0.829%, 04/27/25 (EUR)	705,000	707,706
Korea Housing Finance Corp.
3.714%, 04/11/27 (144A) (EUR)	680,000	710,698
Kreditanstalt fuer Wiederaufbau
4.100%, 02/20/26 (AUD)	2,360,000	1,501,869
Magyar Export-Import Bank Zrt
6.125%, 12/04/27 (144A)	856,000	841,448
Turkiye Ihracat Kredi Bankasi AS
9.375%, 01/31/26	723,000	734,367

		8,554,872

Electric—0.2%
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (144A)	1,066,000	1,060,670

Regional Government—0.6%
Japan Finance Organization for Municipalities
0.050%, 02/12/27 (EUR)	1,822,000	1,704,071
Province of Quebec
0.875%, 05/04/27 (EUR)	1,239,000	1,191,594
3.650%, 05/20/32 (CAD)	619,000	421,002

		3,316,667

Sovereign—55.4%
Abu Dhabi Government International Bond
3.125%, 09/30/49	2,340,000	1,518,520
Angola Government International Bonds
8.000%, 11/26/29	2,966,000	2,437,121
8.250%, 05/09/28	1,012,000	874,931
9.125%, 11/26/49 (144A)	200,000	143,000
9.125%, 11/26/49	562,000	401,830
Argentina Government International Bonds
0.750%, 07/09/30 (a)	5,179,390	1,472,667
1.000%, 07/09/29	1,532,610	425,301
3.625%, 07/09/35 (a)	6,717,329	1,656,866
4.250%, 01/09/38 (a)	1,965,508	575,657
Australia Government Bonds
3.000%, 11/21/33 (AUD)	3,989,000	2,255,336
3.000%, 03/21/47 (AUD)	1,419,000	676,050
Bahrain Government International Bonds
6.000%, 09/19/44	1,084,000	833,325
6.250%, 01/25/51	1,740,000	1,328,438
7.750%, 04/18/35 (144A)	484,000	483,095
Brazil Government International Bond
6.000%, 04/07/26	1,145,000	1,160,984

Sovereign—(Continued)
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	11,823,000	2,297,867
10.000%, 01/01/31 (BRL)	11,757,000	2,175,652
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/50 (EUR)	585,162	283,462
1.000%, 05/15/38 (EUR)	2,000,000	1,620,498
1.800%, 08/15/53 (EUR)	3,652,252	2,942,576
3.250%, 07/04/42 (EUR)	2,022,295	2,203,497
Caisse Francaise de Financement Local
0.010%, 02/22/28 (EUR)	800,000	722,246
0.750%, 01/11/27 (EUR)	400,000	385,130
Canada Government Bond
2.250%, 12/01/29 (CAD)	5,047,000	3,351,513
Canada Government Real Return Bond
4.000%, 12/01/31 (CAD) (c)	2,426,853	2,013,792
Canada Housing Trust No. 1
3.950%, 06/15/28 (144A) (CAD)	1,905,000	1,367,224
Chile Government International Bonds
2.750%, 01/31/27 (d)	535,000	491,050
4.125%, 07/05/34 (EUR)	650,000	651,134
5.330%, 01/05/54 (d)	1,388,000	1,238,170
China Government Bonds
2.640%, 01/15/28 (CNY)	91,110,000	12,511,508
2.750%, 06/15/29 (CNY)	7,230,000	994,052
2.800%, 11/15/32 (CNY)	37,570,000	5,161,508
3.120%, 10/25/52 (CNY)	35,190,000	4,873,591
Colombia Government International Bonds
3.125%, 04/15/31	2,234,000	1,650,604
3.250%, 04/22/32	1,701,000	1,220,711
3.875%, 02/15/61	848,000	438,350
4.125%, 02/22/42	382,000	230,412
7.500%, 02/02/34	1,685,000	1,591,011
8.000%, 04/20/33	1,525,000	1,505,759
Costa Rica Government International Bond
6.550%, 04/03/34 (144A)	943,000	916,330
Dominican Republic International Bonds
4.875%, 09/23/32	1,420,000	1,151,740
5.300%, 01/21/41 (d)	881,000	645,534
5.500%, 02/22/29 (144A) (d)	1,383,000	1,263,946
5.875%, 01/30/60	1,020,000	728,618
6.500%, 02/15/48	507,000	409,126
8.625%, 04/20/27	691,000	710,905
11.250%, 09/15/35 (144A) (DOP)	124,000,000	2,230,053
Ecuador Government International Bonds
3.500%, 07/31/35 (144A) (a)	4,020,847	1,487,277
3.500%, 07/31/35 (a)	478,709	177,070
6.000%, 07/31/30 (144A) (a)	1,531,485	778,608
Egypt Government International Bonds
3.875%, 02/16/26 (144A)	1,031,000	731,024
5.250%, 10/06/25	520,000	399,000
5.800%, 09/30/27	1,095,000	718,351
7.053%, 01/15/32	754,000	432,166
7.500%, 02/16/61 (144A)	219,000	110,161
8.500%, 01/31/47	2,058,000	1,093,168
8.700%, 03/01/49	658,000	350,747

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
El Salvador Government International Bonds
6.375%, 01/18/27	2,494,000	$2,028,063
8.625%, 02/28/29	1,540,000	1,255,689
Finland Government Bonds
Zero Coupon, 09/15/30 (144A) (EUR)	2,323,000	1,962,711
2.875%, 04/15/29 (144A) (EUR)	5,719,000	5,932,015
French Republic Government Bond OAT
0.500%, 05/25/40 (144A) (EUR)	3,637,000	2,325,550
Gabon Government International Bond
6.625%, 02/06/31	523,000	387,674
Ghana Government International Bonds
7.625%, 05/16/29	490,000	216,257
7.875%, 02/11/35 (144A)	1,046,000	463,905
8.627%, 06/16/49	1,125,000	475,407
8.750%, 03/11/61 (144A)	233,000	98,626
8.950%, 03/26/51	2,508,000	1,062,314
Guatemala Government Bonds
4.375%, 06/05/27 (d)	3,123,000	2,877,412
4.900%, 06/01/30	1,620,000	1,468,090
6.125%, 06/01/50	775,000	666,293
Hungary Government International Bonds
2.125%, 09/22/31	4,037,000	2,971,757
5.250%, 06/16/29 (144A)	498,000	474,957
5.500%, 06/16/34 (144A)	1,000,000	911,000
5.500%, 06/16/34	955,000	870,005
6.750%, 09/25/52 (144A)	593,000	562,105
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	520,000	451,070
2.850%, 02/14/30	1,163,000	988,815
4.125%, 01/15/25	555,000	545,613
4.200%, 10/15/50	648,000	496,142
4.300%, 03/31/52	359,000	276,870
Indonesia Treasury Bonds
6.500%, 02/15/31 (IDR)	18,816,000,000	1,193,668
7.250%, 02/15/26 (IDR)	36,206,000,000	2,387,277
Italy Buoni Poliennali Del Tesoro
2.800%, 06/15/29 (EUR)	869,000	851,740
4.000%, 10/30/31 (144A) (EUR)	3,874,000	3,964,344
4.000%, 04/30/35 (144A) (EUR)	2,700,000	2,653,975
4.400%, 05/01/33 (EUR)	3,390,000	3,517,163
Ivory Coast Government International Bond
6.375%, 03/03/28	1,281,000	1,194,532
Jamaica Government International Bonds
7.625%, 07/09/25	380,002	384,027
7.875%, 07/28/45 (d)	573,000	630,292
Japan Government Five Year Bond
0.005%, 09/20/26 (JPY)	529,800,000	3,533,891
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	1,314,804
0.600%, 09/20/50 (JPY)	490,100,000	2,545,083
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	1,892,500,000	11,867,257
1.400%, 12/20/42 (JPY)	569,150,000	3,796,783
1.700%, 09/20/32 (JPY)	39,600,000	287,839
Jordan Government International Bonds
7.375%, 10/10/47	1,570,000	1,292,424
7.500%, 01/13/29 (144A)	1,196,000	1,166,545

Sovereign—(Continued)
Kingdom of Belgium Government Bond
1.450%, 06/22/37 (144A) (EUR)	2,803,000	2,254,052
Korea Treasury Bonds
1.375%, 12/10/29 (KRW)	6,303,790,000	4,017,795
2.375%, 03/10/27 (KRW)	8,626,690,000	6,080,665
3.125%, 06/10/25 (KRW)	10,919,100,000	7,999,577
3.125%, 09/10/27 (KRW)	7,745,670,000	5,576,045
Lebanon Government International Bonds
6.000%, 01/27/23 (e)	6,653,000	532,213
6.200%, 02/26/25 (e)	461,000	36,501
6.650%, 11/03/28 (e)	2,006,000	158,835
Malaysia Government Bond
4.498%, 04/15/30 (MYR)	9,553,000	2,105,373
Mexico Bonos
8.000%, 11/07/47 (MXN)	16,536,400	780,302
8.000%, 07/31/53 (MXN)	91,116,700	4,265,480
8.500%, 05/31/29 (MXN)	30,030,000	1,610,756
Mexico Government International Bond
3.771%, 05/24/61	4,535,000	2,657,290
Morocco Government International Bonds
2.375%, 12/15/27	1,143,000	981,791
6.500%, 09/08/33 (144A)	416,000	407,680
Nigeria Government International Bonds
6.125%, 09/28/28 (144A)	472,000	375,240
6.125%, 09/28/28	3,696,000	2,938,320
6.500%, 11/28/27	392,000	326,293
7.143%, 02/23/30	1,033,000	813,628
7.375%, 09/28/33 (144A)	558,000	411,670
7.375%, 09/28/33	1,869,000	1,378,873
Oman Government International Bonds
4.875%, 02/01/25	709,000	696,090
5.625%, 01/17/28	1,215,000	1,182,802
6.250%, 01/25/31	490,000	483,282
Pakistan Government International Bond
8.875%, 04/08/51	687,000	316,020
Panama Bonos del Tesoro
3.362%, 06/30/31	689,000	571,181
Panama Government International Bonds
2.252%, 09/29/32 (d)	970,000	701,076
3.870%, 07/23/60	2,167,000	1,250,869
6.400%, 02/14/35 (d)	2,153,000	2,084,172
6.700%, 01/26/36	390,000	384,976
6.853%, 03/28/54	1,492,000	1,385,423
6.875%, 01/31/36	543,000	543,111
Panama Notas del Tesoro
3.750%, 04/17/26	1,775,000	1,613,848
Paraguay Government International Bonds
3.849%, 06/28/33 (144A)	209,000	171,336
3.849%, 06/28/33	690,000	565,653
4.950%, 04/28/31 (144A)	650,000	600,661
4.950%, 04/28/31	460,000	425,083
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/27	570,000	545,753
Peruvian Government International Bond
3.000%, 01/15/34 (d)	495,000	381,180

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Philippines Government International Bonds
3.200%, 07/06/46	1,794,000	$1,177,143
3.229%, 03/29/27	292,000	272,623
3.556%, 09/29/32	1,465,000	1,260,310
3.750%, 01/14/29	364,000	336,257
4.200%, 03/29/47	630,000	487,615
5.500%, 03/30/26 (d)	288,000	288,104
Qatar Government International Bonds
4.400%, 04/16/50 (144A)	1,538,000	1,252,824
4.400%, 04/16/50	1,580,000	1,287,036
4.500%, 04/23/28	678,000	666,135
4.817%, 03/14/49	980,000	849,533
5.103%, 04/23/48	200,000	180,938
Republic of Austria Government Bonds
Zero Coupon, 02/20/30 (144A) (EUR)	592,000	509,276
0.900%, 02/20/32 (144A) (EUR)	6,325,000	5,494,261
2.900%, 05/23/29 (144A) (EUR)	2,272,000	2,363,610
2.900%, 02/20/33 (144A) (EUR)	1,195,000	1,210,057
Republic of Azerbaijan International Bond
3.500%, 09/01/32	1,030,000	836,966
Republic of Kenya Government International Bonds
6.300%, 01/23/34	1,146,000	760,001
7.000%, 05/22/27	2,006,000	1,695,070
7.250%, 02/28/28	1,233,000	990,084
Republic of Poland Government International Bonds
4.875%, 10/04/33 (d)	1,147,000	1,066,710
5.500%, 04/04/53	424,000	383,211
Republic of South Africa Government Bonds
8.000%, 01/31/30 (ZAR)	23,153,995	1,066,854
8.875%, 02/28/35 (ZAR)	19,024,727	791,786
Republic of South Africa Government International Bonds
4.850%, 09/30/29	1,011,000	865,669
5.650%, 09/27/47	826,000	547,795
5.750%, 09/30/49	1,995,000	1,316,800
5.875%, 04/20/32	745,000	633,250
Romania Government International Bonds
3.000%, 02/14/31	800,000	642,864
3.625%, 03/27/32 (144A)	794,000	644,331
3.625%, 03/27/32	558,000	452,817
4.000%, 02/14/51	868,000	552,135
5.250%, 11/25/27 (144A)	1,010,000	982,164
5.250%, 11/25/27	1,150,000	1,118,306
6.000%, 05/25/34	822,000	772,557
6.625%, 09/27/29 (144A) (EUR)	365,000	396,616
Saudi Government International Bonds
2.250%, 02/02/33	2,595,000	1,986,929
3.250%, 10/22/30 (144A)	689,000	602,875
3.450%, 02/02/61	2,147,000	1,312,294
5.250%, 01/16/50	1,842,000	1,599,228
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	740,000	665,480
6.250%, 05/23/33	651,000	521,008
6.750%, 03/13/48	274,000	183,320
Serbia International Bonds
6.500%, 09/26/33 (144A)	262,000	249,038
6.500%, 09/26/33	1,925,000	1,829,766

Sovereign—(Continued)
Spain Government Bonds
3.450%, 07/30/43 (144A) (EUR)	2,034,000	1,884,669
3.900%, 07/30/39 (144A) (EUR)	2,480,000	2,507,844
Sri Lanka Government International Bonds
6.200%, 05/11/27	1,023,000	471,388
6.850%, 11/03/25	1,370,000	652,629
7.550%, 03/28/30	1,344,000	619,273
7.850%, 03/14/29	523,000	242,276
Sweden Bond Inflation-Linked
0.125%, 12/01/27 (SEK) (c)	6,330,000	701,003
Thailand Government Bond
3.350%, 06/17/33 (THB)	54,975,000	1,523,581
Turkey Government International Bonds
4.875%, 10/09/26	1,455,000	1,332,576
4.875%, 04/16/43	1,708,000	1,079,695
5.250%, 03/13/30	1,715,000	1,424,942
5.875%, 06/26/31	757,000	634,782
6.125%, 10/24/28	1,008,000	917,774
Ukraine Government International Bonds
6.750%, 06/20/28 (144A) (EUR)	442,000	119,322
6.876%, 05/21/31	1,096,000	286,352
7.375%, 09/25/34	1,234,000	324,246
7.750%, 09/01/26	4,290,000	1,269,597
7.750%, 09/01/29	1,548,000	441,889
United Kingdom Gilt
0.125%, 01/31/28 (GBP)	4,284,000	4,368,441
0.875%, 01/31/46 (GBP)	2,490,000	1,401,363
1.250%, 10/22/41 (GBP)	3,510,641	2,465,915
1.500%, 07/31/53 (GBP)	1,200,098	697,769
1.750%, 09/07/37 (GBP)	2,428,769	2,083,549
3.750%, 01/29/38 (GBP)	1,661,690	1,823,651
Uruguay Government International Bonds
4.375%, 01/23/31	676,097	646,332
4.975%, 04/20/55	857,005	740,852
7.875%, 01/15/33 (f)	535,000	621,956
Zambia Government International Bond
8.970%, 07/30/27	1,123,000	608,599

		289,453,052

Transportation—0.3%
SNCF Reseau
1.125%, 05/25/30 (EUR)	1,500,000	1,356,542

Total Foreign Government (Cost $357,453,903)		303,741,803

Corporate Bonds & Notes—30.0%

Advertising—0.1%
Interpublic Group of Cos., Inc.
5.375%, 06/15/33 (d)	488,000	455,698

Aerospace/Defense—0.1%
Embraer Netherlands Finance BV
7.000%, 07/28/30 (144A)	616,000	611,045

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.2%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	860,000	$772,735
BAT International Finance PLC
6.000%, 11/24/34 (GBP)	305,000	334,685

		1,107,420

Apparel—0.2%
VF Corp.
4.250%, 03/07/29 (EUR)	811,000	828,363

Auto Manufacturers—0.4%
Harley-Davidson Financial Services, Inc.
3.050%, 02/14/27 (144A)	330,000	294,763
Volkswagen International Finance NV
0.875%, 09/22/28 (EUR)	800,000	708,095
1.875%, 03/30/27 (EUR)	400,000	386,362
3.748%, 5Y EUR Swap + 2.924%, 12/28/27 (EUR) (b)	400,000	363,783
3.875%, 10Y EUR Swap + 3.370%, 06/14/27 (EUR) (b)	100,000	93,281

		1,846,284

Auto Parts & Equipment—0.1%
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de Real de CV
5.000%, 05/07/28	280,000	241,150
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	200,000	185,019

		426,169

Banks—6.8%
AIB Group PLC
2.250%, 1Y EUR Swap + 1.300%, 04/04/28 (EUR) (b)	885,000	856,211
Australia & New Zealand Banking Group Ltd.
0.250%, 03/17/25 (EUR)	1,045,000	1,046,673
Banco Nacional de Panama
2.500%, 08/11/30	1,055,000	817,766
Banco Santander SA
3.125%, 1Y UKG + 1.800%, 10/06/26 (GBP) (b)	300,000	341,729
6.921%, 08/08/33	400,000	382,194
Bank Hapoalim BM
3.255%, 5Y H15 + 2.155%, 01/21/32 (144A) (b)	312,000	265,976
Bank Leumi Le-Israel BM
7.129%, 5Y H15 + 3.466%, 07/18/33 (144A) (b)	365,000	358,147
Bank of America Corp.
1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (b)	1,189,000	1,177,510
8.806%, 3M TSFR + 3.397%, 10/30/23 (b)	161,000	161,067
Bank of East Asia Ltd.
6.750%, 1Y H15 + 2.100%, 03/15/27 (b)	260,000	256,385
Bank of Montreal
0.125%, 01/26/27 (EUR)	640,000	598,728
1.000%, 04/05/26 (EUR)	619,000	609,166
Bank of Nova Scotia
0.010%, 01/14/27 (EUR)	1,565,000	1,461,128
0.450%, 03/16/26 (EUR)	246,000	239,059
Banque Federative du Credit Mutuel SA
3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (b)	700,000	697,975

Banks—(Continued)
Barclays PLC
6.125%, 5Y H15 + 5.867%, 12/15/25 (b)	716,000	648,301
Cie de Financement Foncier SA
0.375%, 04/09/27 (EUR)	1,200,000	1,132,147
Citigroup, Inc.
7.625%, 5Y H15 + 3.211%, 11/15/28 (b)	137,000	133,657
9.699%, 3M TSFR + 4.330%, 10/30/23 (b)	200,000	199,618
Commonwealth Bank of Australia
0.125%, 10/15/29 (EUR)	1,015,000	862,033
0.750%, 02/28/28 (EUR)	235,000	217,926
Cooperatieve Rabobank UA
4.625%, 05/23/29 (GBP)	625,000	692,443
Deutsche Bank AG
1.875%, 3M EURIBOR + 1.380%, 02/23/28 (EUR) (b)	100,000	94,397
4.000%, SONIA + 1.939%, 06/24/26 (GBP) (b)	700,000	811,110
DNB Boligkreditt AS
0.250%, 09/07/26 (EUR)	1,314,000	1,256,472
0.625%, 06/19/25 (EUR)	433,000	433,267
Goldman Sachs Group, Inc.
0.875%, 05/09/29 (EUR)	975,000	842,406
8.501%, 3M TSFR + 3.136%, 10/30/23 (b)	202,000	201,065
HSBC Holdings PLC
4.600%, 5Y H15 + 3.649%, 12/17/30 (b)	818,000	618,155
6.364%, 5Y EUR Swap + 3.300%, 11/16/32 (EUR) (b)	650,000	701,816
ING Groep NV
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (b)	790,000	774,200
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	528,000	496,177
JPMorgan Chase & Co.
1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (b)	1,200,000	1,172,066
8.884%, 3M TSFR + 3.512%, 11/01/23 (b)	8,000	8,015
8.934%, 3M TSFR + 3.562%, 11/01/23 (b)	168,000	168,570
KBC Group NV
4.875%, 5Y EUR Swap + 2.250%, 04/25/33 (EUR) (b)	400,000	411,139
Lloyds Bank PLC
0.125%, 06/18/26 (EUR)	1,425,000	1,363,676
Morgan Stanley
4.656%, 3M EURIBOR + 1.304%, 03/02/29 (EUR) (b)	1,385,000	1,462,927
National Australia Bank Ltd.
0.010%, 01/06/29 (EUR)	1,215,000	1,052,909
NatWest Group PLC
2.000%, 3M EURIBOR + 1.737%, 03/04/25 (EUR) (b)	900,000	941,159
5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (EUR) (b)	395,000	411,260
Santander U.K. Group Holdings PLC
3.530%, 1Y EUR Swap + 1.850%, 08/25/28 (EUR) (b)	718,000	721,202
Santander U.K. PLC
0.050%, 01/12/27 (EUR)	775,000	724,658
Shinhan Financial Group Co. Ltd.
2.875%, 5Y H15 + 2.064%, 05/12/26 (b)	201,000	177,684
Stadshypotek AB
0.010%, 11/24/28 (EUR)	1,100,000	966,007
Standard Chartered PLC
1.456%, 1Y H15 + 1.000%, 01/14/27 (b)	480,000	428,514
7.141%, 3M LIBOR + 1.510%, 01/30/27 (144A) (b)	1,000,000	927,854

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Toronto-Dominion Bank
0.100%, 07/19/27 (EUR)	445,000	$409,420
3.250%, 04/27/26 (EUR)	665,000	691,271
Truist Financial Corp.
5.100%, 10Y H15 + 4.349%, 03/01/30 (b)	499,000	426,626
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/28 (144A)	585,000	582,660
UBS Group AG
4.625%, 1Y EURIBOR ICE Swap + 1.150%, 03/17/28 (EUR) (b)	654,000	684,873
7.750%, 1Y EURIBOR ICE Swap + 4.950%, 03/01/29 (EUR) (b)	586,000	683,967
UniCredit SpA
1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (b)	955,000	961,718
Westpac Banking Corp.
0.010%, 09/22/28 (EUR)	279,000	243,373
Yapi ve Kredi Bankasi AS
9.250%, 10/16/28 (144A)	600,000	602,616

		35,609,068

Chemicals—0.7%
Braskem Idesa SAPI
6.990%, 02/20/32 (144A) (d)	726,000	436,503
6.990%, 02/20/32	440,000	264,547
Braskem Netherlands Finance BV
4.500%, 01/31/30 (d)	571,000	465,381
7.250%, 02/13/33 (144A)	299,000	275,490
8.500%, 01/12/31 (144A) (d)	580,000	574,751
CNAC HK Finbridge Co. Ltd.
5.125%, 03/14/28	200,000	192,245
INEOS Quattro Finance 2 PLC
2.500%, 01/15/26 (144A) (EUR)	561,000	538,889
Sasol Financing USA LLC
8.750%, 05/03/29 (144A) (d)	285,000	274,021
UPL Corp. Ltd.
4.500%, 03/08/28	525,000	453,651

		3,475,478

Coal—0.1%
Indika Energy Capital IV Pte. Ltd.
8.250%, 10/22/25	420,000	414,748

Commercial Services—0.9%
Adani Ports & Special Economic Zone Ltd.
3.828%, 02/02/32	220,000	155,055
4.375%, 07/03/29	250,000	199,841
Autopistas del Sol SA
7.375%, 12/30/30	742,360	660,218
DP World Ltd.
6.850%, 07/02/37	1,550,000	1,598,521
DP World Salaam
6.000%, 5Y H15 + 5.750%, 10/01/25 (b)	1,024,000	1,008,640
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	468,296

Commercial Services—(Continued)
JSW Infrastructure Ltd.
4.950%, 01/21/29 (144A)	531,000	466,144

		4,556,715

Computers—0.3%
CA Magnum Holdings
5.375%, 10/31/26 (144A)	680,000	601,875
Kyndryl Holdings, Inc.
2.050%, 10/15/26 (d)	679,000	592,690
Lenovo Group Ltd.
3.421%, 11/02/30	285,000	232,414
Western Digital Corp.
3.100%, 02/01/32	246,000	181,157

		1,608,136

Diversified Financial Services—0.6%
Aviation Capital Group LLC
3.500%, 11/01/27 (144A) (d)	214,000	188,957
4.375%, 01/30/24 (144A)	459,000	454,969
BPCE SFH SA
0.010%, 01/21/27 (EUR)	800,000	749,678
0.010%, 11/10/27 (EUR)	400,000	364,648
China Great Wall International Holdings V Ltd.
2.875%, 11/23/26	270,000	225,486
Credit Mutuel Home Loan SFH SA
3.125%, 06/22/27 (EUR)	800,000	830,364
Intercorp Financial Services, Inc.
4.125%, 10/19/27	285,000	252,188
Joy Treasure Assets Holdings, Inc.
4.500%, 03/20/29	340,000	296,548

		3,362,838

Electric—2.5%
Adani Green Energy Ltd.
4.375%, 09/08/24	1,040,000	970,132
AES Andes SA
6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (b)	457,000	429,501
Alexander Funding Trust II
7.467%, 07/31/28 (144A)	277,000	277,363
Alfa Desarrollo SpA
4.550%, 09/27/51 (144A)	792,028	541,392
Cadent Finance PLC
0.625%, 03/19/30 (EUR)	660,000	547,622
China Huadian Overseas Development 2018 Ltd.
3.375%, 5Y H15 + 6.065%, 06/23/25 (b)	200,000	190,600
Colbun SA
3.950%, 10/11/27	200,000	184,444
Cometa Energia SA de CV
6.375%, 04/24/35	255,331	237,783
Comision Federal de Electricidad
3.348%, 02/09/31	745,000	580,935
4.688%, 05/15/29 (144A)	359,000	322,625
4.688%, 05/15/29	414,000	372,052
5.000%, 09/29/36	706,000	593,040

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
EDP - Energias de Portugal SA
1.500%, 5Y EUR Swap + 1.888%, 03/14/82 (EUR) (b)	400,000	$357,879
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	400,000	367,437
5.875%, 07/18/31 (GBP)	250,000	296,147
5.993%, 05/23/30 (CAD)	244,000	175,247
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	592,000	475,042
Enel SpA
6.375%, 5Y EUR Swap + 3.486%, 04/16/28 (EUR) (b)	530,000	565,825
Eskom Holdings SOC Ltd.
7.125%, 02/11/25	666,000	649,129
Iberdrola International BV
1.450%, 5Y EUR Swap + 1.832%, 11/09/26 (EUR) (b)	700,000	640,662
India Clean Energy Holdings
4.500%, 04/18/27 (144A)	665,000	551,063
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	213,000	174,979
JSW Hydro Energy Ltd.
4.125%, 05/18/31	751,800	624,776
Lamar Funding Ltd.
3.958%, 05/07/25	1,772,000	1,686,944
Minejesa Capital BV
5.625%, 08/10/37	595,000	453,902
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	47,000	40,760
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28	315,000	264,893
SSE PLC
8.375%, 11/20/28 (GBP)	545,000	739,622

		13,311,796

Electronics—0.3%
Honeywell International, Inc.
2.250%, 02/22/28 (EUR)	410,000	404,963
4.125%, 11/02/34 (EUR)	1,141,000	1,183,407

		1,588,370

Energy-Alternate Sources—0.1%
Greenko Dutch BV
3.850%, 03/29/26	370,000	332,349
Greenko Solar Mauritius Ltd.
5.950%, 07/29/26	215,000	200,219

		532,568

Engineering & Construction—1.2%
Aeropuerto Internacional de Tocumen SA
5.125%, 08/11/61	2,465,000	1,787,125
Dianjian Haiyu Ltd.
4.250%, 5Y H15 + 4.575%, 01/14/27 (b)	1,423,000	1,349,023
Gatwick Funding Ltd.
2.500%, 04/15/32 (GBP)	720,000	712,595
Heathrow Funding Ltd.
2.750%, 10/13/31 (GBP)	490,000	500,704
6.450%, 12/10/33 (GBP)	271,000	337,397

Engineering & Construction—(Continued)
Powerchina Roadbridge Group British Virgin Islands Ltd.
3.080%, 5Y H15 + 5.256%, 04/01/26 (b)	1,485,000	1,378,526
State Agency of Roads of Ukraine
6.250%, 06/24/30 (144A) †	1,144,000	303,160

		6,368,530

Entertainment—0.1%
GENM Capital Labuan Ltd.
3.882%, 04/19/31	900,000	704,207

Food—0.3%
China Modern Dairy Holdings Ltd.
2.125%, 07/14/26	310,000	265,872
MARB BondCo PLC
3.950%, 01/29/31	345,000	255,828
Metro, Inc.
4.657%, 02/07/33 (CAD)	628,000	430,332
Saputo, Inc.
2.297%, 06/22/28 (CAD)	866,000	548,967
5.250%, 11/29/29 (CAD)	377,000	270,668

		1,771,667

Gas—0.1%
CU, Inc.
5.896%, 11/20/34 (CAD)	69,000	52,489
National Grid North America, Inc.
1.054%, 01/20/31 (EUR)	850,000	705,923

		758,412

Hand/Machine Tools—0.2%
Finning International, Inc.
4.445%, 05/16/28 (CAD)	1,170,000	816,971

Healthcare-Services—0.0%
Sutter Health
5.164%, 08/15/33	190,000	182,384

Insurance—0.4%
Allianz SE
3.099%, 3M EURIBOR + 3.350%, 07/06/47 (EUR) (b)	500,000	495,054
CNP Assurances SACA
2.500%, 3M EURIBOR + 3.650%, 06/30/51 (EUR) (b)	300,000	251,988
Credit Agricole Assurances SA
4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (b)	600,000	602,823
Prudential Financial, Inc.
5.200%, 3M LIBOR + 3.040%, 03/15/44 (b) (d)	642,000	628,119

		1,977,984

Internet—0.2%
Booking Holdings, Inc.
4.500%, 11/15/31 (EUR)	388,000	415,085
Prosus NV
3.061%, 07/13/31	465,000	345,243

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Weibo Corp.
3.500%, 07/05/24	245,000	$239,412

		999,740

Investment Companies—1.1%
Fund of National Welfare Samruk-Kazyna JSC
2.000%, 10/28/26 (144A)	805,000	715,057
Gaci First Investment Co.
5.000%, 10/13/27	2,523,000	2,460,288
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV
8.500%, 01/15/31 (144A) (GBP)	120,000	149,523
Huarong Finance 2019 Co. Ltd.
3.250%, 11/13/24	400,000	375,000
3.750%, 05/29/24	208,000	200,889
Huarong Finance II Co. Ltd.
4.625%, 06/03/26	220,000	192,342
4.875%, 11/22/26	320,000	276,000
MDGH GMTN RSC Ltd.
4.500%, 11/07/28	1,356,000	1,302,975

		5,672,074

Iron/Steel—0.2%
CSN Resources SA
4.625%, 06/10/31 (d)	595,000	453,321
JSW Steel Ltd.
3.950%, 04/05/27	300,000	262,656
Vale Overseas Ltd.
3.750%, 07/08/30	275,000	234,444

		950,421

Leisure Time—0.0%
Carnival PLC
1.000%, 10/28/29 (EUR)	355,000	238,143

Lodging—0.1%
Studio City Co. Ltd.
7.000%, 02/15/27 (144A)	250,000	235,726
Studio City Finance Ltd.
6.500%, 01/15/28	200,000	169,500

		405,226

Mining—1.4%
Anglo American Capital PLC
4.750%, 09/21/32 (EUR)	265,000	272,839
Aris Mining Corp.
6.875%, 08/09/26	395,000	315,506
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	764,000	669,583
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29	1,810,000	1,533,479
3.150%, 01/14/30 (d)	369,000	311,438
3.750%, 01/15/31	950,000	815,729
5.125%, 02/02/33 (144A)	330,000	303,662
5.125%, 02/02/33	1,835,000	1,688,546

Mining—(Continued)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.450%, 05/15/30	740,000	690,975
Stillwater Mining Co.
4.000%, 11/16/26	265,000	229,376
Volcan Cia Minera SAA
4.375%, 02/11/26 (144A)	184,000	105,025
4.375%, 02/11/26	362,000	206,624

		7,142,782

Multi-National—1.1%
European Investment Bank
0.750%, 07/15/27 (AUD)	990,000	551,992
1.800%, 01/19/27 (AUD)	1,300,000	765,094
Inter-American Development Bank
2.700%, 01/29/26 (AUD)	1,005,000	619,338
4.250%, 06/11/26 (AUD)	783,000	499,235
International Bank for Reconstruction & Development
Zero Coupon, 01/15/27 (EUR)	1,237,000	1,171,931
0.010%, 04/24/28 (EUR)	1,277,000	1,161,285
3.000%, 10/19/26 (AUD)	445,000	273,579
International Finance Corp.
4.450%, 05/14/27 (AUD)	1,159,000	741,193

		5,783,647

Oil & Gas—6.4%
BP Capital Markets PLC
3.250%, 5Y EUR Swap + 3.520%, 03/22/26 (EUR) (b)	234,000	230,942
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (EUR) (b)	541,000	497,393
Canacol Energy Ltd.
5.750%, 11/24/28	450,000	356,882
Ecopetrol SA
4.625%, 11/02/31	54,000	41,228
6.875%, 04/29/30 (d)	258,000	235,569
8.625%, 01/19/29	2,145,000	2,152,587
8.875%, 01/13/33	230,000	224,662
Eni SpA
3.375%, 5Y EUR Swap + 3.641%, 07/13/29 (EUR) (b)	835,000	741,555
Geopark Ltd.
5.500%, 01/17/27	430,000	368,630
Gran Tierra Energy, Inc.
7.750%, 05/23/27 (144A)	355,000	304,411
7.750%, 05/23/27	252,000	216,089
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.550%, 09/18/33 (144A) (d)	200,000	202,000
KazMunayGas National Co. JSC
4.750%, 04/19/27	870,000	813,862
5.375%, 04/24/30	2,005,000	1,820,203
Leviathan Bond Ltd.
6.125%, 06/30/25 (144A)	324,995	315,830
6.750%, 06/30/30 (144A)	246,793	226,823
Medco Oak Tree Pte. Ltd.
7.375%, 05/14/26	580,000	575,650
NAK Naftogaz Ukraine via Kondor Finance PLC
7.625%, 11/08/28 (144A) †	505,000	235,633
7.650%, 07/19/25	1,216,950	815,357

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Oil & Gas Holding Co. BSCC
7.500%, 10/25/27	1,986,000	$2,015,790
Ovintiv, Inc.
6.250%, 07/15/33	161,000	155,673
Pertamina Persero PT
2.300%, 02/09/31	3,451,000	2,673,016
Petroleos Mexicanos
6.500%, 03/13/27	4,958,000	4,371,613
6.700%, 02/16/32	2,243,000	1,664,687
6.750%, 09/21/47	439,000	260,123
6.875%, 08/04/26	1,549,000	1,428,025
7.690%, 01/23/50	211,000	135,541
QatarEnergy
3.125%, 07/12/41	1,612,000	1,112,383
3.300%, 07/12/51 (144A)	977,000	633,213
3.300%, 07/12/51	2,605,000	1,688,353
Saudi Arabian Oil Co.
1.625%, 11/24/25	1,215,000	1,108,697
2.250%, 11/24/30	3,180,000	2,547,326
SierraCol Energy Andina LLC
6.000%, 06/15/28	215,000	170,818
6.000%, 06/15/28 (144A)	400,000	317,801
Sinopec Group Overseas Development 2018 Ltd.
2.700%, 05/13/30	678,000	585,088
State Oil Co. of the Azerbaijan Republic
6.950%, 03/18/30	701,000	706,387
Tengizchevroil Finance Co. International Ltd.
3.250%, 08/15/30 (144A)	552,000	418,205
3.250%, 08/15/30	1,250,000	947,023
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (b)	412,000	363,392

		33,678,460

Packaging & Containers—0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28 (144A)	579,000	482,766
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR)	615,000	576,279

		1,059,045

Pharmaceuticals—0.0%
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27	255,000	233,971

Pipelines—0.3%
Acu Petroleo Luxembourg Sarl
7.500%, 07/13/35 (144A)	639,034	584,258
ONEOK, Inc.
6.050%, 09/01/33 (d)	125,000	122,804
Southern Gas Corridor CJSC
6.875%, 03/24/26	454,000	451,267

Pipelines—(Continued)
TransCanada PipeLines Ltd.
5.330%, 05/12/32 (CAD)	430,000	300,378

		1,458,707

Real Estate—0.3%
Annington Funding PLC
3.184%, 07/12/29 (GBP)	365,000	370,100
Aroundtown SA
1.450%, 07/09/28 (EUR)	200,000	152,773
Sinochem Offshore Capital Co. Ltd.
2.375%, 09/23/31	345,000	262,386
Vivion Investments Sarl
3.000%, 08/08/24 (EUR)	700,000	673,468
Yango Justice International Ltd.
7.500%, 04/15/24 (e)	320,000	160
8.250%, 11/25/23 (e)	300,000	150

		1,459,037

Real Estate Investment Trusts—0.5%
Digital Euro Finco LLC
2.500%, 01/16/26 (EUR)	735,000	736,764
Digital Intrepid Holding BV
0.625%, 07/15/31 (EUR)	625,000	471,117
Equinix, Inc.
1.000%, 03/15/33 (EUR)	733,000	571,622
Trust Fibra Uno
4.869%, 01/15/30	403,000	341,297
Westfield America Management Ltd.
2.625%, 03/30/29 (GBP)	340,000	327,445

		2,448,245

Retail—0.1%
Dollarama, Inc.
5.533%, 09/26/28 (CAD)	353,000	259,329
Falabella SA
3.750%, 10/30/27	263,000	227,463

		486,792

Savings & Loans—0.3%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	941,896
2.000%, 5Y EUR Swap + 1.500%, 07/25/29 (EUR) (b)	750,000	767,782

		1,709,678

Software—0.1%
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	138,146
1.000%, 12/03/28 (EUR)	149,000	133,812
Fiserv, Inc.
1.625%, 07/01/30 (EUR)	465,000	411,865

		683,823

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.9%
Bell Telephone Co. of Canada or Bell Canada
3.000%, 03/17/31 (CAD)	170,000	$103,872
5.850%, 11/10/32 (CAD)	1,025,000	751,123
C&W Senior Financing DAC
6.875%, 09/15/27	270,000	237,419
CK Hutchison Group Telecom Finance SA
0.750%, 04/17/26 (EUR)	1,035,000	1,001,739
Corning, Inc.
3.875%, 05/15/26 (EUR)	635,000	665,106
CT Trust
5.125%, 02/03/32	290,000	226,261
Telefonica Europe BV
4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR) (b)	300,000	310,217
TELUS Corp.
5.250%, 11/15/32 (CAD)	1,113,000	775,876
5.750%, 09/08/33 (CAD)	417,000	299,736
Xiaomi Best Time International Ltd.
3.375%, 04/29/30	295,000	236,390

		4,607,739

Transportation—0.9%
Empresa de Transporte de Pasajeros Metro SA
3.650%, 05/07/30 (144A)	200,000	177,337
4.700%, 05/07/50	665,000	516,210
5.000%, 01/25/47	200,000	166,091
FedEx Corp.
0.450%, 05/04/29 (EUR)	831,000	716,453
Lima Metro Line 2 Finance Ltd.
4.350%, 04/05/36	910,289	791,466
5.875%, 07/05/34	654,841	630,088
Transnet SOC Ltd.
8.250%, 02/06/28 (144A) (d)	1,681,000	1,609,120

		4,606,765

Water—0.2%
Aegea Finance Sarl
9.000%, 01/20/31 (144A)	226,000	227,808
Thames Water Utilities Finance PLC
4.000%, 04/18/27 (EUR)	299,000	294,050
6.750%, 11/16/28 (GBP)	420,000	494,736

		1,016,594

Total Corporate Bonds & Notes (Cost $172,762,772)		156,955,740

U.S. Treasury & Government Agencies—4.7%

Agency Sponsored Mortgage-Backed—1.4%
Federal Home Loan Mortgage Corp. STACR REMIC Trust
6.065%, SOFR30A + 0.750%, 10/25/33 (144A) (b)	164,496	163,733
6.115%, SOFR30A + 0.800%, 10/25/41 (144A) (b)	45,045	44,962
6.265%, SOFR30A + 0.950%, 12/25/41 (144A) (b)	1,007,340	988,557
6.815%, SOFR30A + 1.500%, 10/25/41 (144A) (b)	675,847	666,135
6.965%, SOFR30A + 1.650%, 01/25/34 (144A) (b)	186,741	186,566
7.415%, SOFR30A + 2.100%, 03/25/43 (144A) (b)	377,123	380,587

Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
7.379%, SOFR30A + 2.064%, 10/25/49 (144A) (b)	8,069	8,079
7.479%, SOFR30A + 2.164%, 07/25/49 (144A) (b)	54,033	54,235
Federal National Mortgage Association Connecticut Avenue Securities
6.065%, SOFR30A + 0.750%, 10/25/41 (144A) (b)	8,155	8,127
6.165%, SOFR30A + 0.850%, 12/25/41 (144A) (b)	210,290	208,590
6.865%, SOFR30A + 1.550%, 10/25/41 (144A) (b)	66,676	66,550
6.965%, SOFR30A + 1.650%, 12/25/41 (144A) (b)	909,180	890,447
7.215%, SOFR30A + 1.900%, 06/25/43 (144A) (b)	347,586	348,773
7.529%, SOFR30A + 2.214%, 03/25/31 (b)	1,434,868	1,445,617
7.529%, SOFR30A + 2.214%, 10/25/39 (144A) (b)	7,894	7,906
7.579%, SOFR30A + 2.264%, 09/25/31 (144A) (b)	5,805	5,805
7.615%, SOFR30A + 2.300%, 05/25/43 (144A) (b)	447,058	452,694
7.829%, SOFR30A + 2.514%, 04/25/31 (144A) (b)	107,182	107,249
7.865%, SOFR30A + 2.550%, 07/25/42 (144A) (b)	581,054	591,719
15.679%, SOFR30A + 10.364%, 01/25/29 (b)	476,901	539,308

		7,165,639

U.S. Treasury—3.3%
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/26 (c)	4,309,484	4,007,315
U.S. Treasury Notes
2.625%, 05/31/27	7,423,400	6,900,862
3.375%, 05/15/33	109,900	99,666
3.500%, 02/15/33	716,100	657,022
3.875%, 11/30/27	742,800	720,052
3.875%, 08/15/33	3,609,900	3,410,791
4.125%, 10/31/27	176,700	172,938
4.125%, 11/15/32	1,310,800	1,264,205

		17,232,851

Total U.S. Treasury & Government Agencies (Cost $25,300,990)		24,398,490

Mortgage-Backed Securities—1.6%

Collateralized Mortgage Obligations—1.4%
Bellemeade RE Ltd.
6.315%, SOFR30A + 1.000%, 09/25/31 (144A) (b)	470,651	465,622
7.934%, 1M LIBOR + 2.500%, 10/25/29 (144A) (b)	109,719	109,991
8.284%, 1M LIBOR + 2.850%, 10/25/29 (144A) (b)	486,000	490,268
8.534%, 1M LIBOR + 3.100%, 04/25/29 (144A) (b)	750,000	766,479
Eagle RE Ltd.
7.365%, SOFR30A + 2.050%, 04/25/34 (144A) (b)	277,454	277,533
Home RE Ltd.
8.684%, 1M LIBOR + 3.250%, 05/25/29 (144A) (b)	1,600,000	1,624,820
10.684%, 1M LIBOR + 5.250%, 10/25/30 (144A) (b)	669,312	675,951
Oaktown Re III Ltd.
7.979%, SOFR30A + 2.664%, 07/25/29 (144A) (b)	1,500,000	1,510,737
PMT Credit Risk Transfer Trust
8.779%, SOFR30A + 3.464%, 02/27/23 (144A) † (b)	616,170	609,928
9.129%, SOFR30A + 3.814%, 11/27/31 (144A) (b)	19,962	19,862
9.182%, 1M TSFR + 3.864%, 05/30/25 (144A) (b)	238,991	238,700

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Triangle Re Ltd.
7.215%, SOFR30A + 1.900%, 02/25/34 (144A) (b)	221,264	$221,558

		7,011,449

Commercial Mortgage-Backed Securities—0.2%
BFLD Trust
7.048%, 1M TSFR + 1.714%, 06/15/38 (144A) (b)	310,000	296,304
JP Morgan Chase Commercial Mortgage Securities Trust
3.910%, 12/15/47 (144A) (b)	1,500,000	883,587

		1,179,891

Total Mortgage-Backed Securities (Cost $8,042,399)		8,191,340

Asset-Backed Securities—1.5%

Asset-Backed-Automobile—0.1%
BOF VII AL Funding Trust I
6.291%, 07/26/32 (144A)	389,658	387,495
Santander Bank Auto Credit-Linked Notes
5.721%, 08/16/32 (144A)	175,130	174,071

		561,566

Asset-Backed-Other—1.3%
Amur Equipment Finance Receivables XI LLC
5.300%, 06/21/28 (144A)	550,827	545,591
Amur Equipment Finance Receivables XII LLC
6.090%, 12/20/29 (144A)	240,000	240,129
Balboa Bay Loan Funding Ltd.
6.788%, 3M TSFR + 1.462%, 07/20/34 (144A) (b)	595,416	592,111
BHG Securitization Trust
5.550%, 04/17/36 (144A)	369,870	364,375
Black Diamond CLO Ltd.
7.037%, 3M TSFR + 1.692%, 07/23/32 (144A) (b)	926,980	914,955
CNH Equipment Trust
5.420%, 07/15/26	301,378	300,532
Dell Equipment Finance Trust
5.650%, 09/22/28 (144A)	201,000	200,543
DLLAA LLC
5.930%, 07/20/26 (144A)	306,000	305,850
Elmwood CLO 15 Ltd.
6.686%, 3M TSFR + 1.340%, 04/22/35 (144A) (b)	500,000	496,353
Flatiron CLO 21 Ltd.
6.692%, 3M LIBOR + 1.110%, 07/19/34 (144A) (b)	812,322	807,040
HPEFS Equipment Trust
5.260%, 08/20/29 (144A)	252,442	251,739
5.430%, 08/20/25 (144A)	201,000	200,320
Kubota Credit Owner Trust
5.400%, 02/17/26 (144A)	400,000	397,870
NMEF Funding LLC
6.570%, 06/17/30 (144A)	462,000	462,147
Pikes Peak CLO 8
6.758%, 3M TSFR + 1.432%, 07/20/34 (144A) (b)	968,631	959,117

		7,038,672

Asset-Backed-Student Loan—0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	428,020

Total Asset-Backed Securities (Cost $8,195,075)		8,028,258

Municipals—0.1%
California Earthquake Authority
5.603%, 07/01/27	275,000	273,226
State Board of Administration Finance Corp.
2.154%, 07/01/30	395,000	316,356

Total Municipals (Cost $610,525)		589,582

Short-Term Investment—2.0%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $10,297,359; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $10,501,142	10,295,214	10,295,214

Total Short-Term Investments (Cost $10,295,214)		10,295,214

Securities Lending Reinvestments (g)—0.6%

Repurchase Agreements—0.4%
BofA Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.290%, due on 10/02/23 with a maturity value of $600,265; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 11/15/23 - 11/15/41, and an aggregate market value of $612,000	600,000	600,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $185,526; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $189,153	185,444	185,444
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $62,281; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $63,461	62,215	62,215

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $227,268; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.375%, maturity dates ranging from 02/15/24 - 11/15/29, and an aggregate market value of $231,711	227,168	$227,168
HSBC Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $615,472; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 09/30/23 - 05/15/52, and an aggregate market value of $627,781	615,201	615,201
Santander U.S. Capital Markets LLC Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $210,093; collateralized by U.S. Government Agency Obligations with rates ranging from 2.250% - 6.182%, maturity dates ranging from 08/25/24 - 02/20/71, and an aggregate market value of $214,295.	210,000	210,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $180,081; collateralized by various Common Stock with an aggregate market value of $198,090	180,000	180,000

		2,080,028

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class 5.270% (h)	75,000	75,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (h)	75,000	75,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (h)	75,000	75,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (h)	50,000	50,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (h)	50,000	50,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (h)	50,000	50,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (h)	75,000	75,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (h)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (h)	200,000	200,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (h)	75,000	75,000

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (h)	50,000	50,000

		975,000

Total Securities Lending Reinvestments (Cost $3,055,028)		3,055,028

Total Investments—98.7% (Cost $585,715,906)		515,255,455
Other assets and liabilities (net)—1.3%		6,960,891

Net Assets—100.0%		$522,216,346

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $1,148,721, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $12,016,690 and the collateral received consisted of cash in the amount of $3,055,028 and non-cash collateral with a value of $9,370,506. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $95,007,753, which is 18.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/28	11/04/19	$505,000	$505,000	$235,633
PMT Credit Risk Transfer Trust, 8.779%, 02/27/23	02/11/20	616,170	616,170	609,928
State Agency of Roads of Ukraine, 6.250%, 06/24/30	06/17/21	1,144,000	1,144,000	303,160

				$1,148,721

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,057,128	ANZ	11/08/23	USD	683,568	$(3,076)
AUD	1,816,741	BNP	11/08/23	USD	1,168,940	529
AUD	85,424	SSBT	11/08/23	USD	55,300	(312)
AUD	93,286	SSBT	11/08/23	USD	60,620	(571)
AUD	102,268	SSBT	11/08/23	USD	65,620	211
BRL	23,478,150	BOA	10/03/23	USD	4,712,595	(41,767)
BRL	23,478,150	MSCS	10/03/23	USD	4,688,503	(17,676)
CAD	560,810	SSBT	10/27/23	USD	414,861	(1,832)
CAD	595,637	SSBT	10/27/23	USD	441,846	(3,167)
CNH	4,016,108	SSBT	01/11/24	USD	554,963	(2,322)
EUR	606,742	BOA	10/12/23	USD	665,523	(23,810)
EUR	552,349	CBNA	10/12/23	USD	591,688	(7,503)
EUR	967,337	MSCS	10/12/23	USD	1,066,741	(43,650)
EUR	48,744	SSBT	10/12/23	USD	52,277	(723)
EUR	60,611	SSBT	10/12/23	USD	64,263	(159)
EUR	71,632	SSBT	10/12/23	USD	75,834	(74)
EUR	82,539	SSBT	10/12/23	USD	88,237	(940)
EUR	86,874	SSBT	10/12/23	USD	94,585	(2,705)
EUR	89,896	SSBT	10/12/23	USD	98,794	(3,716)
EUR	185,823	SSBT	10/12/23	USD	204,194	(7,661)
EUR	287,188	SSBT	10/12/23	USD	303,547	193
EUR	389,297	SSBT	10/12/23	USD	412,117	(382)
EUR	394,874	SSBT	10/12/23	USD	424,079	(6,446)
EUR	476,713	SSBT	10/12/23	USD	524,467	(20,278)
EUR	627,666	SSBT	10/12/23	USD	686,864	(23,022)
EUR	1,145,993	SSBT	10/12/23	USD	1,205,496	6,549
EUR	1,232,684	SSBT	10/12/23	USD	1,305,597	(1,866)
EUR	1,720,377	UBSA	10/12/23	USD	1,805,919	13,614
GBP	859,868	SCB	11/17/23	USD	1,042,330	7,066
GBP	102,903	SSBT	11/17/23	USD	126,123	(538)
GBP	242,048	SSBT	11/17/23	USD	300,048	(4,649)
GBP	347,198	SSBT	11/17/23	USD	432,852	(9,127)
GBP	473,349	SSBT	11/17/23	USD	577,902	(220)
JPY	586,257,660	HSBCU	10/19/23	USD	3,985,852	(52,809)
JPY	573,168,461	MSCS	10/19/23	USD	3,944,796	(99,565)
JPY	57,346,150	SSBT	10/19/23	USD	386,438	(1,718)
KRW	662,801,742	HSBCU	10/26/23	USD	495,097	(3,365)
NZD	850,874	MSCS	10/27/23	USD	505,532	4,442

Contracts to Deliver
AUD	17,709,722	BOA	11/08/23	USD	11,476,609	76,547
AUD	119,500	SSBT	11/08/23	USD	77,004	80
BRL	23,478,150	BOA	10/03/23	USD	4,688,503	17,676
BRL	23,478,150	MSCS	10/03/23	USD	4,768,493	97,665
BRL	23,478,150	BOA	11/03/23	USD	4,691,783	41,263
CAD	15,525,057	JPMC	10/27/23	USD	11,471,322	37,320
CAD	954,538	MSCS	10/27/23	USD	706,908	3,903
CAD	416,091	SSBT	10/27/23	USD	304,809	(1,637)
CAD	353,000	SSBT	10/27/23	USD	262,044	2,064
CNH	176,411,521	UBSA	01/11/24	USD	24,303,125	27,841
EUR	24,224,474	JPMC	10/05/23	USD	26,717,778	1,104,382
EUR	3,846,915	CBNA	10/12/23	USD	4,117,173	48,536
EUR	3,296,510	CBNA	10/12/23	USD	3,570,211	83,701
EUR	2,058,937	JPMC	10/12/23	USD	2,272,320	94,713
EUR	623,189	MSCS	10/12/23	USD	677,224	18,116
EUR	574,617	MSCS	10/12/23	USD	633,664	25,929
EUR	1,235,505	SSBT	10/12/23	USD	1,306,331	(384)

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	226,430	SSBT	10/12/23	USD	248,808	$9,328
EUR	77,300	SSBT	10/12/23	USD	85,367	3,611
EUR	20,060,045	MSCS	10/27/23	USD	21,866,075	636,691
EUR	27,789,286	BOA	11/09/23	USD	29,885,426	460,096
EUR	24,224,474	UBSA	11/22/23	USD	25,985,521	320,422
GBP	17,167,031	CBNA	11/17/23	USD	21,405,949	455,052
GBP	469,511	HSBCU	11/17/23	USD	582,107	9,109
IDR	57,548,199,417	MSCS	10/12/23	USD	3,823,293	99,735
JPY	2,151,676,474	CBNA	10/12/23	USD	14,984,687	565,786
JPY	410,333,315	JPMC	10/19/23	USD	2,862,030	109,216
JPY	2,151,676,474	CBNA	10/26/23	USD	15,019,873	568,716
KRW	29,264,787,098	HSBCU	10/26/23	USD	22,952,879	1,241,330
KRW	3,272,030,872	MSCS	10/26/23	USD	2,515,631	88,111
MXN	31,156,329	BOA	11/16/23	USD	1,797,100	22,503
MXN	29,843,677	BOA	11/16/23	USD	1,721,386	21,555
MXN	15,691,092	BOA	11/16/23	USD	904,833	11,103
MXN	12,673,644	BOA	11/16/23	USD	730,831	8,968
MXN	6,344,627	SSBT	11/16/23	USD	356,415	(4,962)
MXN	5,124,513	SSBT	11/16/23	USD	287,874	(4,007)
MXN	4,593,518	SSBT	11/16/23	USD	257,657	(3,980)
MXN	3,967,593	SSBT	11/16/23	USD	230,029	4,044
MXN	3,710,249	SSBT	11/16/23	USD	208,692	(2,636)
MXN	3,204,687	SSBT	11/16/23	USD	186,346	3,814
MXN	3,060,120	SSBT	11/16/23	USD	173,055	(1,243)
MXN	2,471,680	SSBT	11/16/23	USD	139,778	(1,004)
MYR	11,710,830	MSCS	01/11/24	USD	2,524,865	12,415
SEK	7,694,702	BBP	12/07/23	USD	698,457	(7,816)
THB	60,111,331	SSBT	10/11/23	USD	1,744,380	92,444
ZAR	37,290,597	BNP	11/06/23	USD	1,949,457	(14,241)

Net Unrealized Appreciation						$6,028,830

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/23	90	AUD	10,077,550	$(149,245)
Canada 5 Year Government Bond Futures	12/18/23	281	CAD	30,342,380	(207,520)
Euro-Bobl Futures	12/07/23	105	EUR	12,153,750	(78,137)
Euro-Bund Futures	12/07/23	20	EUR	2,572,800	(43,800)
U.S. Treasury Long Bond Futures	12/19/23	14	USD	1,592,938	(88,716)
U.S. Treasury Note 10 Year Futures	12/19/23	33	USD	3,566,063	(68,625)
U.S. Treasury Note 2 Year Futures	12/29/23	4	USD	810,844	(1,552)
U.S. Treasury Note 5 Year Futures	12/29/23	112	USD	11,800,250	(129,426)
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	99	USD	11,044,688	(199,361)
U.S. Treasury Ultra Long Bond Futures	12/19/23	31	USD	3,679,313	(182,362)
United Kingdom Long Gilt Bond Futures	12/27/23	17	GBP	1,600,720	(3,128)

Futures Contracts—Short
Canada 10 Year Government Bond Futures	12/18/23	(9)	CAD	(1,036,170)	20,322
Euro-OAT Futures	12/07/23	(17)	EUR	(2,094,400)	51,387

Net Unrealized Depreciation					$(1,080,163)

BHFTI-40

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CNRR	Quarterly	2.418%	Quarterly	09/28/28	CNY	99,010,000	$8,411	$—	$8,411
Pay	12M CNRR	Quarterly	2.420%	Quarterly	09/28/28	CNY	99,010,000	9,816	—	9,816
Pay	12M SOFR	Annually	3.209%	Annually	03/21/33	USD	1,380,000	(113,560)	—	(113,560)
Pay	3M NZDBB	Quarterly	2.503%	Semi-Annually	11/02/24	NZD	7,847,000	(168,772)	—	(168,772)
Pay	3M NZDBB	Quarterly	2.580%	Semi-Annually	11/01/24	NZD	2,933,000	(61,196)	—	(61,196)
Pay	3M NZDBB	Quarterly	4.180%	Semi-Annually	04/26/33	NZD	5,800,000	(260,479)	—	(260,479)
Pay	6M EURIBOR	Semi-Annually	(0.017)%	Annually	09/30/50	EUR	3,800,000	(2,270,625)	—	(2,270,625)
Pay	6M EURIBOR	Semi-Annually	(0.043)%	Annually	11/10/50	EUR	3,820,000	(2,303,114)	—	(2,303,114)
Receive	12M CNRR	Quarterly	2.420%	Quarterly	09/28/28	CNY	99,010,000	(9,816)	—	(9,816)
Receive	6M BUBOR	Annually	8.698%	Semi-Annually	06/05/28	HUF	639,497,000	(64,026)	—	(64,026)
Receive	6M BUBOR	Annually	8.820%	Semi-Annually	06/02/28	HUF	680,183,000	(76,373)	—	(76,373)
Receive	6M EURIBOR	Annually	0.022%	Semi-Annually	11/10/50	EUR	3,820,000	2,256,338	27,087	2,229,251
Receive	6M EURIBOR	Annually	0.122%	Semi-Annually	09/30/50	EUR	3,800,000	2,171,732	—	2,171,732

Totals								$(881,664)	$27,087	$(908,751)

Centrally Cleared Credit Default Swaps on Sovereign Issues and Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond 4.250% due 07/01/25	(1.000%)	Quarterly	12/20/28	1.774%	USD	730,000	$27,588	$27,433	$155
CDX.EM.40.V1	(1.000%)	Quarterly	12/20/28	2.144%	USD	720,000	39,436	34,810	4,626
CDX.NA.HY.41.V1	(5.000%)	Quarterly	12/20/28	4.781%	USD	6,280,000	(51,075)	(60,193)	9,118
China Government International Bond 7.500% due 10/28/27	(1.000%)	Quarterly	12/20/28	0.753%	USD	1,020,000	(8,317)	(11,225)	2,908
Colombia Government International Bond 10.375% due 01/28/33	(1.000%)	Quarterly	12/20/28	2.218%	USD	790,000	46,863	45,277	1,586
Indonesia Government International Bond 4.125% due 01/15/25	(1.000%)	Quarterly	12/20/28	0.852%	USD	1,180,000	(3,723)	(6,629)	2,906
Mexico Government International Bond 4.150% due 03/28/27	(1.000%)	Quarterly	12/20/28	1.183%	USD	720,000	8,526	6,801	1,725
Republic of South Africa Government International Bond 5.875% due 09/16/25	(1.000%)	Quarterly	12/20/28	2.567%	USD	1,080,000	82,814	75,942	6,872
Turkey Government International Bond 11.875% due 15/01/30	(1.000%)	Quarterly	12/20/28	3.845%	USD	1,160,000	142,653	144,294	(1,641)
ITRX.AUS.40.V1	(1.000%)	Quarterly	12/20/28	0.820%	USD	4,660,000	(26,156)	(37,399)	11,243

Totals							$258,609	$219,111	$39,498

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread atSeptember 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.41.V1	1.000%	Quarterly	12/20/28	0.685%	USD	4,660,000	$55,819	$63,242	$(7,423)

BHFTI-41

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	46.833%	USD	462,847	$(66,824)	$(36,784)	$(30,040)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	46.833%	USD	694,515	(100,271)	(54,917)	(45,354)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	46.833%	USD	1,387,563	(200,329)	(112,883)	(87,446)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	46.833%	USD	462,847	(66,823)	(36,608)	(30,215)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	46.833%	USD	231,668	(33,447)	(18,319)	(15,128)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	46.833%	USD	331,339	(47,837)	(32,102)	(15,735)

Totals								$(515,531)	$(291,613)	$(223,918)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(CSI)—	Credit Suisse International
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(DOP)—	Dominican Peso
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BUBOR)—	Budapest Interbank Offered Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China 7 Day Reverse Repo Rates
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.AUS)—	Markit iTraxx Australia Index
(LIBOR)—	London Interbank Offered Rate
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-42

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$303,741,803	$—	$303,741,803
Total Corporate Bonds & Notes*	—	156,955,740	—	156,955,740
Total U.S. Treasury & Government Agencies*	—	24,398,490	—	24,398,490
Total Mortgage-Backed Securities*	—	8,191,340	—	8,191,340
Total Asset-Backed Securities*	—	8,028,258	—	8,028,258
Total Municipals*	—	589,582	—	589,582
Total Short-Term Investment*	—	10,295,214	—	10,295,214
Securities Lending Reinvestments
Repurchase Agreements	—	2,080,028	—	2,080,028
Mutual Funds	975,000	—	—	975,000
Total Securities Lending Reinvestments	975,000	2,080,028	—	3,055,028
Total Investments	$975,000	$514,280,455	$—	$515,255,455

Collateral for Securities Loaned (Liability)	$—	$(3,055,028)	$—	$(3,055,028)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,456,389	$—	$6,456,389
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(427,559)	—	(427,559)
Total Forward Contracts	$—	$6,028,830	$—	$6,028,830
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$71,709	$—	$—	$71,709
Futures Contracts (Unrealized Depreciation)	(1,151,872)	—	—	(1,151,872)
Total Futures Contracts	$(1,080,163)	$—	$—	$(1,080,163)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,460,349	$—	$4,460,349
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,337,025)	—	(5,337,025)
Total Centrally Cleared Swap Contracts	$—	$(876,676)	$—	$(876,676)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(515,531)	$—	$(515,531)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-43

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
L3Harris Technologies, Inc.	41,939	$7,302,419

Automobile Components—0.9%
Aptiv PLC (a)	31,403	3,096,022

Banks—2.5%
Fifth Third Bancorp (b)	216,980	5,496,104
Regions Financial Corp.	184,371	3,171,181

		8,667,285

Beverages—2.7%
Keurig Dr Pepper, Inc.	291,846	9,213,578

Building Products—3.2%
Carlisle Cos., Inc. (b)	42,752	11,083,884

Capital Markets—0.5%
Jefferies Financial Group, Inc.	43,799	1,604,357

Chemicals—1.6%
Ashland, Inc.	17,474	1,427,276
Huntsman Corp.	166,557	4,063,991

		5,491,267

Commercial Services & Supplies—3.5%
Republic Services, Inc.	83,824	11,945,758

Construction & Engineering—3.0%
API Group Corp. (a)	136,992	3,552,202
MasTec, Inc. (a) (b)	92,376	6,648,301

		10,200,503

Construction Materials—2.9%
Vulcan Materials Co.	50,060	10,113,121

Consumer Finance—0.5%
Discover Financial Services	21,262	1,841,927

Containers & Packaging—1.3%
AptarGroup, Inc.	26,033	3,255,166
Graphic Packaging Holding Co. (b)	53,857	1,199,934

		4,455,100

Distributors—3.0%
LKQ Corp.	210,659	10,429,727

Electric Utilities—4.2%
American Electric Power Co., Inc.	97,356	7,323,118
FirstEnergy Corp.	204,654	6,995,074

		14,318,192

Energy Equipment & Services—1.8%
Baker Hughes Co.	122,109	4,312,890
NOV, Inc. (b)	96,509	2,017,038

		6,329,928

Financial Services—1.9%
Euronet Worldwide, Inc. (a)	81,975	6,507,176

Ground Transportation—1.0%
Knight-Swift Transportation Holdings, Inc. (b)	70,595	3,540,339

Health Care Equipment & Supplies—3.9%
Alcon, Inc.	96,808	7,460,025
Zimmer Biomet Holdings, Inc.	53,665	6,022,286

		13,482,311

Health Care Providers & Services—1.0%
Laboratory Corp. of America Holdings (b)	17,453	3,508,926

Hotels, Restaurants & Leisure—2.0%
Wendy’s Co. (b)	113,357	2,313,616
Yum China Holdings, Inc.	84,764	4,723,050

		7,036,666

Household Products—4.5%
Church & Dwight Co., Inc.	78,696	7,210,915
Reynolds Consumer Products, Inc. (b)	316,640	8,115,483

		15,326,398

Insurance—10.1%
Allstate Corp.	79,560	8,863,780
Arch Capital Group Ltd. (a)	134,498	10,720,835
Axis Capital Holdings Ltd.	25,383	1,430,840
Brown & Brown, Inc.	127,193	8,883,159
Loews Corp.	79,268	5,018,457

		34,917,071

Interactive Media & Services—0.7%
Match Group, Inc. (a)	57,427	2,249,703

IT Services—2.9%
Amdocs Ltd.	116,425	9,836,748

Life Sciences Tools & Services—1.6%
Charles River Laboratories International, Inc. (a) (b)	28,581	5,601,304

Machinery—1.9%
Donaldson Co., Inc. (b)	63,218	3,770,321
Gates Industrial Corp. PLC (a)	235,644	2,735,827

		6,506,148

Metals & Mining—1.6%
Freeport-McMoRan, Inc.	149,927	5,590,778

Mortgage Real Estate Investment Trusts—2.2%
Annaly Capital Management, Inc. (b)	403,033	7,581,051

Office REITs—1.8%
Boston Properties, Inc. (b)	101,714	6,049,949

BHFTI-44

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—4.7%
Devon Energy Corp.	73,222	$3,492,689
EOG Resources, Inc.	49,452	6,268,536
Targa Resources Corp.	14,342	1,229,396
Valero Energy Corp.	35,805	5,073,927

		16,064,548

Professional Services—4.2%
Dun & Bradstreet Holdings, Inc. (b)	264,343	2,640,787
Jacobs Solutions, Inc.	86,338	11,785,137

		14,425,924

Real Estate Management & Development—2.8%
CBRE Group, Inc. - Class A (a)	131,328	9,699,886

Semiconductors & Semiconductor Equipment—2.2%
ON Semiconductor Corp. (a)	26,639	2,476,095
Teradyne, Inc. (b)	50,723	5,095,633

		7,571,728

Software—1.0%
Synopsys, Inc. (a)	7,820	3,589,145

Specialized REITs—3.8%
CubeSmart (b)	94,400	3,599,472
Gaming & Leisure Properties, Inc. (b)	124,041	5,650,067
Weyerhaeuser Co.	130,536	4,002,234

		13,251,773

Specialty Retail—0.9%
Foot Locker, Inc. (b)	66,073	1,146,366
RH (a) (b)	7,285	1,925,863

		3,072,229

Trading Companies & Distributors—4.3%
AerCap Holdings NV (a)	191,330	11,990,651
Ferguson PLC	16,629	2,734,972

		14,725,623

Water Utilities—1.7%
American Water Works Co., Inc.	46,598	5,770,230

Total Common Stocks (Cost $286,934,951)		331,998,722

Escrow Shares—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	277,348	0

Warrants—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Holdings Ltd. Expires 07/24/27 (a) (c) (d) (Cost $175,712)	30,257	0

Short-Term Investment—3.6%
Security Description	Principal Amount*	Value

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $12,491,077; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $12,738,321.	12,488,475	12,488,475

Total Short-Term Investments (Cost $12,488,475)		12,488,475

Securities Lending Reinvestments (e)—13.1%

Certificates of Deposit—4.1%
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (f)	1,000,000	1,000,643
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (f)	1,000,000	1,000,072
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (f)	1,000,000	999,952
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (f)	1,000,000	1,000,098
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (f)	1,000,000	999,912
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (f)	1,000,000	1,000,049
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (f)	1,000,000	1,000,152
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (f)	1,000,000	1,000,146
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	1,000,000	1,000,770
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (f)	1,000,000	1,000,931
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (f)	1,000,000	1,000,053
Toronto-Dominion Bank
5.730%, FEDEFF PRV + 0.400%, 02/13/24 (f)	1,000,000	1,000,580
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (f)	1,000,000	1,000,095

		14,000,353

Commercial Paper—0.3%
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (f)	1,000,000	1,000,000

Repurchase Agreements—6.7%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $2,000,887; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000

BHFTI-45

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $800,851; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $816,020.	800,000	$800,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $2,060,331; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $2,125,943.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $8,497,437; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $8,663,560.	8,493,686	8,493,686
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $1,901,965; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $1,947,081.	1,900,000	1,900,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $5,005,299; collateralized by various Common Stock with an aggregate market value of $5,579,937.	5,000,000	5,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $1,005,435; collateralized by various Common Stock with an aggregate market value of $1,111,284.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,302.	100,000	100,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,200,995.	2,000,000	2,000,000

		23,293,686

Time Deposit—0.3%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (f)	1,000,000	1,000,000

Mutual Funds—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (g)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (g)	1,000,000	1,000,000

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (g)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (g)	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $45,290,901)		45,294,039

Total Investments—113.1% (Cost $344,890,039)		389,781,236
Other assets and liabilities (net)—(13.1)%		(45,292,047)

Net Assets—100.0%		$344,489,189

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $47,975,322 and the collateral received consisted of cash in the amount of $45,279,453 and non-cash collateral with a value of $3,887,769. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-46

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$331,998,722	$—	$—	$331,998,722
Total Escrow Shares*	—	—	0	0
Total Warrants*	—	—	0	0
Total Short-Term Investment*	—	12,488,475	—	12,488,475
Securities Lending Reinvestments
Certificates of Deposit	—	14,000,353	—	14,000,353
Commercial Paper	—	1,000,000	—	1,000,000
Repurchase Agreements	—	23,293,686	—	23,293,686
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	39,294,039	—	45,294,039
Total Investments	$337,998,722	$51,782,514	$0	$389,781,236

Collateral for Securities Loaned (Liability)	$—	$(45,279,453)	$—	$(45,279,453)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTI-47

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	8,601,334	$302,594,941
American Funds American Mutual Fund (Class R-6)	5,569,279	266,434,298
American Funds Capital World Bond Fund (Class 1) (a)	12,013,181	111,962,847
American Funds Fundamental Investors Fund (Class R-6)	4,638,846	305,050,521
American Funds Growth Fund (Class 1)	3,708,748	322,809,387
American Funds Growth-Income Fund (Class 1)	6,477,947	343,266,432
American Funds High-Income Trust Fund (Class R-6)	16,988,588	153,406,951
American Funds International Fund (Class 1) (a)	15,740,694	253,582,578
American Funds International Growth & Income Fund (Class R-6) (a)	10,150,439	333,746,426
American Funds New World Fund (Class 1)	3,215,849	76,312,104
American Funds SMALLCAP World Fund (Class R-6)	1,844,358	113,096,017
American Funds The Bond Fund of America (Class 1) (a)	53,159,156	490,127,417

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	35,852,857	415,893,146
American Funds Washington Mutual Investors Fund (Class 1) (a)	23,097,520	305,349,217

Total Mutual Funds (Cost $3,985,686,648)		3,793,632,282

Total Investments—100.1% (Cost $3,985,686,648)		3,793,632,282
Other assets and liabilities (net)—(0.1)%		(2,159,439)

Net Assets—100.0%		$3,791,472,843

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,793,632,282	$—	$—	$3,793,632,282
Total Investments	$3,793,632,282	$—	$—	$3,793,632,282

BHFTI-48

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	8,480,985	$298,361,060
American Funds American Mutual Fund (Class R-6)	4,892,005	234,033,503
American Funds Capital World Bond Fund (Class 1) (a)	4,105,358	38,261,941
American Funds Fundamental Investors Fund (Class R-6)	4,365,266	287,059,900
American Funds Growth Fund (Class 1)	3,137,820	273,115,873
American Funds Growth-Income Fund (Class 1)	4,924,115	260,928,856
American Funds High-Income Trust Fund (Class R-6)	7,257,246	65,532,934
American Funds International Fund (Class 1) (a)	14,260,556	229,737,554
American Funds International Growth & Income Fund (Class R-6) (a)	8,685,905	285,592,565
American Funds New World Fund (Class 1)	3,296,156	78,217,773
American Funds SMALLCAP World Fund (Class R-6)	2,107,351	129,222,763
American Funds The Bond Fund of America (Class 1)	12,696,723	117,063,783

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,374,997	39,149,965
American Funds Washington Mutual Investors Fund (Class 1)	19,736,464	260,916,056

Total Mutual Funds (Cost $2,607,800,639)		2,597,194,526

Total Investments—100.1% (Cost $2,607,800,639)		2,597,194,526
Other assets and liabilities (net)—(0.1)%		(1,552,959)

Net Assets—100.0%		$2,595,641,567

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,597,194,526	$—	$—	$2,597,194,526
Total Investments	$2,597,194,526	$—	$—	$2,597,194,526

BHFTI-49

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,414,441,395)	17,185,181	$1,495,798,179

Total Investments— 100.1% (Cost $1,414,441,395)		1,495,798,179
Other assets and liabilities (net) — (0.1)%		(922,306)

Net Assets — 100.0%		$1,494,875,873

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,495,798,179	$—	$—	$1,495,798,179
Total Investments	$1,495,798,179	$—	$—	$1,495,798,179

BHFTI-50

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	2,721,330	$95,736,376
American Funds American Mutual Fund (Class R-6)	3,228,025	154,428,728
American Funds Capital World Bond Fund (Class 1) (a)	6,227,011	58,035,742
American Funds Fundamental Investors Fund (Class R-6)	1,468,569	96,573,095
American Funds Growth Fund (Class 1)	1,101,879	95,907,540
American Funds Growth-Income Fund (Class 1)	2,917,372	154,591,564
American Funds High-Income Trust Fund (Class R-6)	10,823,024	97,731,906
American Funds International Fund (Class 1)	6,551,409	105,543,202
American Funds International Growth & Income Fund (Class R-6)	3,819,667	125,590,664
American Funds New World Fund (Class 1)	815,353	19,348,333
American Funds SMALLCAP World Fund (Class R-6)	312,051	19,134,973
American Funds The Bond Fund of America (Class 1) (a)	40,017,327	368,959,754
American Funds U.S. Government Securities Fund (Class R-6)	33,305,579	386,344,715
American Funds Washington Mutual Investors Fund (Class 1)	11,710,079	154,807,245

Total Mutual Funds (Cost $2,093,832,696)		1,932,733,837

Total Investments—100.1% (Cost $2,093,832,696)		1,932,733,837
Other assets and liabilities (net)—(0.1)%		(1,222,805)

Net Assets—100.0%		$1,931,511,032

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,932,733,837	$—	$—	$1,932,733,837
Total Investments	$1,932,733,837	$—	$—	$1,932,733,837

BHFTI-51

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—89.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—89.9%
Communication Services Select Sector SPDR Fund (a)	876,989	$57,504,169
Consumer Discretionary Select Sector SPDR Fund (a)	418,953	67,443,054
Consumer Staples Select Sector SPDR Fund (a)	595,451	40,972,983
Energy Select Sector SPDR Fund	341,490	30,867,281
Financial Select Sector SPDR Fund (a)	2,095,451	69,506,110
Health Care Select Sector SPDR Fund (a)	672,958	86,636,613
Industrial Select Sector SPDR Fund (a)	538,391	54,582,080
iShares Core MSCI EAFE ETF (a)(b)	15,340,767	987,178,356
iShares Core S&P 500 ETF (a)(b)	1,062,010	456,058,954
iShares Core U.S. Aggregate Bond ETF (a)(b)	5,786,131	544,127,759
iShares U.S. Real Estate ETF (a)(b)	1,028,134	80,338,391
Materials Select Sector SPDR Fund (a)	216,812	17,030,583
Real Estate Select Sector SPDR Fund (a)	449,808	15,324,958
Technology Select Sector SPDR Fund (a)	1,072,358	175,791,647
Utilities Select Sector SPDR Fund (a)	277,697	16,364,684
Vanguard Total Bond Market ETF (a)	12,566,979	876,923,795

Total Mutual Funds (Cost $3,327,086,676)		3,576,651,417

Short-Term Investments—6.6%

Mutual Funds—4.6%
SSGA USD Liquidity Fund, D Shares, 5.480% (c)	183,644,274	183,644,274

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $77,898,716; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $79,440,203.	77,882,491	77,882,491

Total Short-Term Investments (Cost $261,526,765)		261,526,765

Securities Lending Reinvestments (d)—29.2%

Certificates of Deposit — 3.9%
Bank of America N.A. 5.660%, SOFR + 0.340%, 03/08/24 (e)	5,000,000	5,000,425
5.700%, FEDEFF PRV + 0.370%, 11/17/23 (e)	8,000,000	8,001,080
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (e)	10,000,000	10,000,720
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (e)	10,000,000	9,999,520
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (e)	10,000,000	10,000,980
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (e)	5,000,000	4,999,560
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/19/23	4,000,000	3,988,200
Zero Coupon, 10/20/23	2,500,000	2,492,250
Zero Coupon, 11/09/23	4,000,000	3,975,520
Zero Coupon, 02/08/24	5,000,000	4,896,150
Zero Coupon, 03/13/24	2,000,000	1,947,560
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (e)	10,000,000	10,000,490

Certificates of Deposit —(Continued)
MUFG Bank Ltd. (London)
Zero Coupon, 10/18/23	2,000,000	1,994,400
Zero Coupon, 10/30/23	2,000,000	1,990,780
Zero Coupon, 11/20/23	2,000,000	1,984,380
National Westminster Bank PLC
Zero Coupon, 02/20/24	2,000,000	1,954,640
Zero Coupon, 03/04/24	2,000,000	1,950,480
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (e)	9,000,000	9,001,368
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (e)	10,000,000	10,001,460
Royal Bank of Canada 5.710%, FEDEFF PRV + 0.380%, 11/27/23 (e)	8,000,000	8,002,016
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (e)	5,000,000	5,003,850
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (e)	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 11/10/23	1,500,000	1,490,580
Zero Coupon, 12/19/23	1,500,000	1,481,430
Svenska Handelsbanken AB 5.840%, SOFR + 0.520%, 04/19/24 (e)	10,000,000	10,006,050
Toronto-Dominion Bank 5.780%, FEDEFF PRV + 0.450%, 10/13/23 (e)	10,000,000	10,000,950
Wells Fargo Bank N.A. 5.780%, SOFR + 0.470%, 11/09/23 (e)	10,000,000	10,003,600

		155,168,439

Commercial Paper—1.9%
Bedford Row Funding Corp. 5.560%, SOFR + 0.250%, 10/17/23 (e)	10,000,000	10,000,530
Fairway Finance Co. LLC 5.760%, SOFR + 0.450%, 10/04/23 (e)	8,000,000	8,000,147
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (e)	10,000,000	10,002,200
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (e)	17,000,000	16,999,983
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (e)	8,000,000	8,002,160
5.700%, SOFR + 0.380%, 12/15/23 (e)	10,000,000	10,004,000
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (e)	14,000,000	14,000,000

		77,009,020

Repurchase Agreements—13.2%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $11,004,996; collateralized by various Common Stock with an aggregate market value of $12,231,475.	11,000,000	11,000,000
Barclays Bank PLC Repurchase Agreement dated 09/29/23 at 5.670%, due on 01/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,143,961.	10,000,000	10,000,000

BHFTI-52

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $34,693,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $35,350,324.	34,656,343	$34,656,343
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $18,098,350; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $18,361,316.	18,000,000	18,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $30,904,958; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $31,889,139.	30,000,000	30,000,000
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $25,311,216; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $25,926,925.	25,300,000	25,300,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $50,185,142; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $51,375,563.	50,133,281	50,133,281
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $152,161,078; collateralized by various Common Stock with an aggregate market value of $169,630,078.	152,000,000	152,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $114,806,127; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.875%, maturity dates ranging from 01/31/24 - 08/31/29, and an aggregate market value of $117,102,289.	114,755,635	114,755,635
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $35,015,925; collateralized by various Common Stock with an aggregate market value of $39,059,820.	35,000,000	35,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $20,108,694; collateralized by various Common Stock with an aggregate market value of $22,225,673.	20,000,000	20,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $917,034; collateralized by various Common Stock with an aggregate market value of $1,020,215.	916,620	916,620
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $23,510,614; collateralized by various Common Stock with an aggregate market value of $25,861,694.	23,500,000	23,500,000

		525,261,879

Time Deposits—2.9%
Barclays (NY) 5.330%, 10/02/23	10,000,000	10,000,000
First Abu Dhabi Bank USA NV 5.320%, 10/02/23	50,000,000	50,000,000
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (e)	54,000,000	54,000,000

		114,000,000

Mutual Funds—7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (c)	50,000,000	50,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (c)	9,120,892	9,120,892
Fidelity Investments Money Market Government Portfolio, Institutional Class 5.270% (c)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (c)	80,000,000	80,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (c)	55,136,529	55,136,529
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (c)	19,869,855	19,869,855
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (c)	35,329,273	35,329,273
STIT-Government & Agency Portfolio, Institutional Class 5.260% (c)	18,849,652	18,849,652
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (c)	10,200,000	10,200,000

		288,506,201

Total Securities Lending Reinvestments (Cost $1,159,926,053)		1,159,945,539

Total Investments—125.7% (Cost $4,748,539,494)		4,998,123,721
Other assets and liabilities (net)—(25.7)%		(1,022,103,279)

Net Assets—100.0%		$3,976,020,442

BHFTI-53

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $1,182,691,050 and the collateral received consisted of cash in the amount of $1,159,710,938 and non-cash collateral with a value of $53,919,888. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	65,330,237	GSI	12/20/23	USD	41,828,795	$288,162
CAD	57,864,550	JPMC	12/20/23	USD	42,442,617	212,324
EUR	77,112,495	JPMC	12/20/23	USD	83,054,013	(1,227,923)

Contracts to Deliver
AUD	6,550,000	GSI	12/20/23	USD	4,193,749	(28,891)
EUR	1,106,875	DBAG	12/20/23	USD	1,191,978	17,444
GBP	4,314,000	DBAG	12/20/23	USD	5,393,445	127,072
JPY	534,016,801	DBAG	12/20/23	USD	3,676,773	57,212

Net Unrealized Depreciation						$(554,600)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/15/23	177	USD	18,067,275	$(489,117)
Russell 2000 Index E-Mini Futures	12/15/23	915	USD	82,285,950	(3,585,195)

Futures Contracts—Short
S&P 500 Index E-Mini Futures	12/15/23	(101)	USD	(21,843,775)	428,717
U.S. Treasury Long Bond Futures	12/19/23	(731)	USD	(83,174,094)	4,540,981
U.S. Treasury Ultra Long Bond Futures	12/19/23	(319)	USD	(37,861,313)	2,793,162

Net Unrealized Appreciation					$3,688,548

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.225%	Annually	05/10/33	USD	617,211,771	$(50,423,467)	$399,868	$(50,823,335)
Pay	12M SOFR	Annually	3.375%	Annually	02/15/33	USD	250,000,000	(17,173,068)	3,781	(17,176,849)
Pay	12M SOFR	Annually	3.515%	Annually	06/21/33	USD	441,000,000	(26,290,237)	55,764	(26,346,001)

Totals								$(93,886,772)	$459,413	$(94,346,185)

BHFTI-54

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M SOFR	Quarterly	11/10/23	GSI	Russell 1000 Value Index	USD 84,040,268	$(3,981,705)	$—	$(3,981,705)
Pay	3M UST	Quarterly	05/31/24	JPMC	S&P GSCI Commodity Index	USD 155,281,136	6,391,125	—	6,391,125

Totals							$2,409,420	$—	$2,409,420

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-55

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,576,651,417	$—	$—	$3,576,651,417
Short-Term Investments
Mutual Funds	183,644,274	—	—	183,644,274
Repurchase Agreement	—	77,882,491	—	77,882,491
Total Short-Term Investments	183,644,274	77,882,491	—	261,526,765
Securities Lending Reinvestments
Certificates of Deposit	—	155,168,439	—	155,168,439
Commercial Paper	—	77,009,020	—	77,009,020
Repurchase Agreements	—	525,261,879	—	525,261,879
Time Deposits	—	114,000,000	—	114,000,000
Mutual Funds	288,506,201	—	—	288,506,201
Total Securities Lending Reinvestments	288,506,201	871,439,338	—	1,159,945,539
Total Investments	$4,048,801,892	$949,321,829	$—	$4,998,123,721

Collateral for Securities Loaned (Liability)	$—	$(1,159,710,938)	$—	$(1,159,710,938)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$702,214	$—	$702,214
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,256,814)	—	(1,256,814)
Total Forward Contracts	$—	$(554,600)	$—	$(554,600)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,762,860	$—	$—	$7,762,860
Futures Contracts (Unrealized Depreciation)	(4,074,312)	—	—	(4,074,312)
Total Futures Contracts	$3,688,548	$—	$—	$3,688,548
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(94,346,185)	$—	$(94,346,185)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,391,125	$—	$6,391,125
OTC Swap Contracts at Value (Liabilities)	—	(3,981,705)	—	(3,981,705)
Total OTC Swap Contracts	$—	$2,409,420	$—	$2,409,420

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—88.9% of Net Assets

Security Description	Principal Amount*	Value

Advertising—1.1%
Clear Channel International BV 6.625%, 08/01/25 (144A)	1,009,000	$997,495
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/27 (144A) (a)	2,545,000	2,259,941
7.500%, 06/01/29 (144A) (a)	2,096,000	1,602,673
7.750%, 04/15/28 (144A) (a)	490,000	391,222
9.000%, 09/15/28	2,366,000	2,343,144
CMG Media Corp. 8.875%, 12/15/27 (144A) (a)	861,000	673,922
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250%, 01/15/29 (144A)	1,048,000	831,609
4.625%, 03/15/30 (144A)	146,000	114,772
5.000%, 08/15/27 (144A) (a)	1,067,000	940,114
Stagwell Global LLC 5.625%, 08/15/29 (144A)	275,000	222,062
Summer BC Holdco B Sarl 5.750%, 10/31/26 (EUR)	100,000	96,870

		10,473,824

Aerospace/Defense—3.9%
Bombardier, Inc. 6.000%, 02/15/28 (144A)	1,515,000	1,374,402
7.125%, 06/15/26 (144A)	2,413,000	2,337,858
7.450%, 05/01/34 (144A)	374,000	423,682
7.500%, 03/15/25 (144A)	26,000	25,893
7.500%, 02/01/29 (144A)	1,573,000	1,492,724
7.875%, 04/15/27 (144A) (a)	2,287,000	2,231,533
Embraer Netherlands Finance BV 7.000%, 07/28/30 (144A)	1,071,000	1,062,385
F-Brasile SpA/F-Brasile U.S. LLC 7.375%, 08/15/26 (144A) (a)	1,600,000	1,487,184
Rolls-Royce PLC 5.750%, 10/15/27 (144A)	1,430,000	1,379,747
Spirit AeroSystems, Inc. 7.500%, 04/15/25 (144A)	88,000	86,317
9.375%, 11/30/29 (144A)	1,471,000	1,496,941
TransDigm, Inc. 6.250%, 03/15/26 (144A)	11,442,000	11,242,688
6.750%, 08/15/28 (144A)	7,543,000	7,425,997
6.875%, 12/15/30 (144A)	536,000	525,572
7.500%, 03/15/27	377,000	377,686
Triumph Group, Inc. 9.000%, 03/15/28 (144A)	2,310,000	2,284,142

		35,254,751

Agriculture—0.1%
Darling Ingredients, Inc. 6.000%, 06/15/30 (144A) (a)	1,166,000	1,103,890

Airlines—0.9%
Air Canada 3.875%, 08/15/26 (144A)	968,000	878,516
Air France-KLM 8.125%, 05/31/28 (EUR)	100,000	110,070

Airlines—(Continued)
Allegiant Travel Co. 7.250%, 08/15/27 (144A)	192,000	180,720
American Airlines, Inc. 7.250%, 02/15/28 (144A)	203,000	194,090
11.750%, 07/15/25 (144A)	121,000	130,074
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, 04/20/26 (144A)	440,339	430,063
5.750%, 04/20/29 (144A)	1,665,182	1,548,703
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.750%, 01/20/26 (144A) (a)	279,000	251,060
International Consolidated Airlines Group SA 3.750%, 03/25/29 (EUR)	100,000	91,461
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500%, 06/20/27 (144A)	1,010,155	1,000,863
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000%, 09/20/25 (144A)	277,401	277,264
United Airlines Pass-Through Trust 4.875%, 01/15/26	80,813	78,232
United Airlines, Inc. 4.375%, 04/15/26 (144A)	1,337,000	1,236,445
4.625%, 04/15/29 (144A)	1,479,000	1,271,246
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, 02/01/30 (144A)	457,000	352,966
7.875%, 05/01/27 (144A) (a)	337,000	290,241

		8,322,014

Apparel—0.2%
Crocs, Inc. 4.125%, 08/15/31 (144A)	724,000	560,155
Hanesbrands, Inc. 4.875%, 05/15/26 (144A)	335,000	307,115
9.000%, 02/15/31 (144A) (a)	444,000	423,197
Kontoor Brands, Inc. 4.125%, 11/15/29 (144A)	269,000	222,279
Levi Strauss & Co. 3.500%, 03/01/31 (144A) (a)	905,000	715,686

		2,228,432

Auto Manufacturers—1.4%
Ford Motor Co. 3.250%, 02/12/32 (a)	828,000	638,109
6.100%, 08/19/32 (a)	866,000	815,696
Ford Motor Credit Co. LLC
2.700%, 08/10/26	800,000	713,893
3.375%, 11/13/25	206,000	191,130
3.810%, 01/09/24	987,000	976,254
4.134%, 08/04/25	217,000	205,734
4.389%, 01/08/26	200,000	188,766
4.535%, 03/06/25 (GBP)	109,000	127,677
4.687%, 06/09/25	200,000	192,179
4.950%, 05/28/27	692,000	649,548
6.800%, 05/12/28 (a)	2,435,000	2,432,183
6.860%, 06/05/26 (GBP)	108,000	129,834

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
7.200%, 06/10/30 (a)	1,682,000	$1,690,410
7.350%, 11/04/27	300,000	305,900
7.350%, 03/06/30	2,027,000	2,052,698
General Motors Financial Co., Inc. 5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	270,000	230,744
Jaguar Land Rover Automotive PLC 4.500%, 07/15/28 (EUR)	100,000	92,457
RCI Banque SA 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	300,000	297,339
Wabash National Corp. 4.500%, 10/15/28 (144A)	546,000	459,929

		12,390,480

Auto Parts & Equipment—1.5%
Adient Global Holdings Ltd. 3.500%, 08/15/24 (EUR)	14,945	15,499
Clarios Global LP 6.750%, 05/15/25 (144A)	481,000	477,379
Clarios Global LP/Clarios U.S. Finance Co. 4.375%, 05/15/26 (EUR)	937,000	950,907
6.250%, 05/15/26 (144A)	1,220,000	1,193,701
6.750%, 05/15/28 (144A)	2,609,000	2,547,036
8.500%, 05/15/27 (144A) (a)	7,245,000	7,224,217
Dana Financing Luxembourg Sarl 8.500%, 07/15/31 (EUR)	100,000	106,938
Dealer Tire LLC/DT Issuer LLC 8.000%, 02/01/28 (144A)	392,000	367,500
Forvia SE 2.750%, 02/15/27 (EUR)	100,000	95,153
3.750%, 06/15/28 (EUR)	100,000	94,842
Goodyear Tire & Rubber Co. 5.000%, 07/15/29 (a)	234,000	201,549
5.625%, 04/30/33	12,000	9,821
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	96,412
Titan International, Inc. 7.000%, 04/30/28	150,000	140,191
ZF Europe Finance BV 6.125%, 03/13/29 (EUR)	100,000	105,619
ZF Finance GmbH 2.000%, 05/06/27 (EUR)	100,000	92,509
3.750%, 09/21/28 (EUR)	100,000	94,845
5.750%, 08/03/26 (EUR)	100,000	105,428

		13,919,546

Banks—1.7%
AIB Group PLC 5.250%, 5Y EUR Swap + 5.702%, 10/09/24 (EUR) (b)	200,000	201,406
Banco BPM SpA 2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	187,995
5.000%, 5Y EUR Swap + 5.419%, 09/14/30 (EUR) (b)	100,000	103,222
6.000%, 3M EURIBOR + 2.800%, 06/14/28 (EUR) (b)	150,000	157,971
Banco de Credito Social Cooperativo SA 7.500%, 1Y EUR Swap + 4.279%, 09/14/29 (EUR) (b)	100,000	104,272

Banks—(Continued)
Banco de Sabadell SA 5.250%, 1Y EUR Swap + 2.400%, 02/07/29 (EUR) (b)	100,000	103,643
Banco Espirito Santo SA 2.625%, 05/08/17 (EUR) (d)	400,000	109,954
4.750%, 01/15/18 (EUR) (d)	1,000,000	274,885
Banco Santander SA 6.921%, 08/08/33	600,000	573,290
Bank of Cyprus PLC 2.500%, 1Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	95,019
Bank of Ireland Group PLC 7.500%, 5Y EUR Swap + 7.924%, 05/19/25 (EUR) (b)	200,000	207,327
Barclays PLC
8.000%, 5Y H15 + 5.672%, 06/15/24 (b)	200,000	196,646
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	495,000	444,234
BNP Paribas SA 6.875%, 5Y EUR Swap + 4.645%, 12/06/29 (EUR) (b)	200,000	200,856
8.500%, 5Y H15 + 4.354%, 08/14/28 (144A) (b)	1,160,000	1,134,854
Citigroup, Inc. 4.150%, 5Y H15 + 3.000%, 11/15/26 (b)	10,000	8,004
6.174%, SOFR + 2.661%, 05/25/34 (b)	1,130,000	1,079,854
7.625%, 5Y H15 + 3.211%, 11/15/28 (b)	620,000	604,873
Commerzbank AG 6.125%, 5Y EUR Swap + 6.363%, 10/09/25 (EUR) (b)	200,000	190,041
Deutsche Bank AG 6.750%, 5Y EUR Swap + 5.692%, 10/30/28 (EUR) (b)	200,000	171,274
First-Citizens Bank & Trust Co. 6.000%, 04/01/36	1,604,000	1,390,748
Freedom Mortgage Corp. 12.000%, 10/01/28 (144A)	285,000	289,803
12.250%, 10/01/30	284,000	290,290
Goldman Sachs Group, Inc. 4.950%, 5Y H15 + 3.224%, 02/10/25 (b)	1,490,000	1,379,775
Intesa Sanpaolo SpA 4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	305,791
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	189,123
5.148%, 06/10/30 (GBP)	100,000	102,060
5.710%, 01/15/26 (144A) (a)	300,000	286,441
KBC Group NV 8.000%, 5Y EUR Swap + 4.928%, 09/05/28 (EUR) (b)	200,000	209,259
Lloyds Banking Group PLC 8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	640,000	573,739
Macquarie Bank Ltd. 6.798%, 01/18/33 (144A)	285,000	279,617
PNC Financial Services Group, Inc. 6.200%, 5Y H15 + 3.238%, 09/15/27 (b)	780,000	716,824
6.250%, 7Y H15 + 2.808%, 03/15/30 (b)	761,000	652,340
Societe Generale SA 7.875%, 5Y EUR Swap + 5.228%, 01/18/29 (EUR) (b)	100,000	101,011
UBS Group AG 6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (b)	589,000	582,821
6.301%, 5Y H15 + 2.000%, 09/22/34 (a) (b)	510,000	498,096
Wells Fargo & Co. 7.625%, 5Y H15 + 3.606%, 09/15/28 (b)	1,211,000	1,220,890

		15,218,248

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.0%
Cidron Aida Finco Sarl 6.250%, 04/01/28 (GBP)	100,000	$107,419

Building Materials—1.5%
Camelot Return Merger Sub, Inc. 8.750%, 08/01/28 (144A)	555,000	535,381
Emerald Debt Merger Sub LLC 6.375%, 12/15/30 (EUR)	100,000	105,338
6.375%, 12/15/30 (144A) (EUR)	415,000	437,153
6.625%, 12/15/30 (144A)	7,354,000	7,079,509
HT Troplast GmbH 9.375%, 07/15/28 (EUR)	100,000	106,402
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	660,000	633,712
Masonite International Corp.
3.500%, 02/15/30 (144A) (a)	574,000	466,390
5.375%, 02/01/28 (144A)	180,000	167,422
New Enterprise Stone & Lime Co., Inc. 5.250%, 07/15/28 (144A)	222,000	199,194
9.750%, 07/15/28 (144A)	284,000	280,450
PCF GmbH 4.750%, 04/15/26 (EUR)	100,000	82,275
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/28 (144A)	1,523,000	1,406,431
Standard Industries, Inc. 2.250%, 11/21/26 (EUR)	222,000	206,961
3.375%, 01/15/31 (144A)	638,000	493,162
4.375%, 07/15/30 (144A)	753,000	623,634
4.750%, 01/15/28 (144A) (a)	166,000	149,730
5.000%, 02/15/27 (144A)	350,000	324,433
Summit Materials LLC/Summit Materials Finance Corp. 5.250%, 01/15/29 (144A)	54,000	49,032

		13,346,609

Chemicals—2.2%
Ashland, Inc. 3.375%, 09/01/31 (144A)	327,000	254,287
Avient Corp. 7.125%, 08/01/30 (144A)	289,000	283,910
Axalta Coating Systems Dutch Holding B BV 3.750%, 01/15/25 (EUR)	200,000	208,082
Axalta Coating Systems LLC 3.375%, 02/15/29 (144A) (a)	750,000	624,444
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.750%, 06/15/27 (144A)	631,000	586,314
Celanese U.S. Holdings LLC 6.350%, 11/15/28	416,000	410,772
6.550%, 11/15/30	402,000	393,409
6.700%, 11/15/33 (a)	565,000	549,979
Chemours Co. 4.625%, 11/15/29 (144A)	244,000	196,286
5.750%, 11/15/28 (144A) (a)	384,000	333,273
Element Solutions, Inc. 3.875%, 09/01/28 (144A)	4,783,000	4,127,666

Chemicals—(Continued)
FIS Fabbrica Italiana Sintetici SpA 5.625%, 08/01/27 (EUR)	167,000	162,503
HB Fuller Co. 4.250%, 10/15/28	257,000	226,777
Herens Holdco Sarl 4.750%, 05/15/28 (144A)	1,553,000	1,205,853
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A)	933,000	881,171
INEOS Quattro Finance 2 PLC 2.500%, 01/15/26 (EUR)	100,000	96,059
Ingevity Corp. 3.875%, 11/01/28 (144A)	191,000	157,483
Kobe U.S. Midco 2, Inc. 9.250%, 10.000% PIK, 11/01/26 (144A) (c)	720,000	525,600
Kronos International, Inc. 3.750%, 09/15/25 (EUR)	100,000	95,074
LSF11 A5 HoldCo LLC 6.625%, 10/15/29 (144A)	367,000	305,124
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	334,778
Nobian Finance BV 3.625%, 07/15/26 (EUR)	100,000	95,347
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	158,181
Olympus Water U.S. Holding Corp. 9.625%, 11/15/28 (EUR)	123,000	129,709
9.750%, 11/15/28 (144A)	2,093,000	2,088,476
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/26 (144A)	662,000	604,882
9.500%, 07/15/28 (EUR)	100,000	107,669
SK Invictus Intermediate II Sarl 5.000%, 10/30/29 (144A)	1,287,000	1,031,440
Synthomer PLC 3.875%, 07/01/25 (EUR)	100,000	100,743
WR Grace Holdings LLC 4.875%, 06/15/27 (144A)	333,000	305,507
5.625%, 08/15/29 (144A)	2,574,000	2,081,722
7.375%, 03/01/31 (144A)	1,023,000	991,782

		19,654,302

Commercial Services—5.5%
ADT Security Corp. 4.125%, 08/01/29 (144A) (a)	75,000	63,413
4.875%, 07/15/32 (144A)	228,000	190,380
Albion Financing 1 Sarl/Aggreko Holdings, Inc. 6.125%, 10/15/26 (144A) (a)	481,000	454,300
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.000%, 06/01/29 (144A) (a)	4,218,000	3,144,466
6.625%, 07/15/26 (144A)	2,302,000	2,181,237
9.750%, 07/15/27 (144A)	631,000	564,375
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.625%, 06/01/28 (144A)	4,946,000	4,115,959
4.875%, 06/01/28 (GBP)	100,000	96,906
AMN Healthcare, Inc. 4.000%, 04/15/29 (144A)	212,000	179,895

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
APi Group DE, Inc. 4.125%, 07/15/29 (144A)	352,000	$295,801
4.750%, 10/15/29 (144A)	276,000	241,493
APX Group, Inc. 5.750%, 07/15/29 (144A) (a)	718,000	604,999
6.750%, 02/15/27 (144A)	230,000	220,852
Ashtead Capital, Inc. 5.950%, 10/15/33 (144A)	615,000	583,855
BCP V Modular Services Finance II PLC 4.750%, 11/30/28 (EUR)	200,000	176,821
6.125%, 11/30/28 (GBP)	100,000	99,438
Block, Inc. 2.750%, 06/01/26	2,295,000	2,064,119
3.500%, 06/01/31	3,839,000	3,015,769
Boels Topholding BV 6.250%, 02/15/29 (EUR)	100,000	105,196
CoreLogic, Inc. 4.500%, 05/01/28 (144A)	2,402,000	1,822,590
Garda World Security Corp. 4.625%, 02/15/27 (144A)	653,000	597,534
7.750%, 02/15/28 (144A) (a)	1,413,000	1,385,309
9.500%, 11/01/27 (144A)	180,000	172,101
Gartner, Inc. 4.500%, 07/01/28 (144A)	126,000	114,952
Graham Holdings Co. 5.750%, 06/01/26 (144A)	80,000	77,200
GTCR W-2 Merger Sub LLC 7.500%, 01/15/31 (144A)	3,482,000	3,486,875
Herc Holdings, Inc. 5.500%, 07/15/27 (144A) (a)	1,429,000	1,351,340
Hertz Corp. 4.625%, 12/01/26 (144A)	346,000	306,643
5.000%, 12/01/29 (144A)	271,000	212,172
La Financiere Atalian SASU 5.125%, 05/15/25 (EUR)	200,000	155,204
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.000%, 02/01/26 (144A) (a)	561,000	549,780
Loxam SAS 6.375%, 05/15/28 (EUR)	100,000	103,478
Metis Merger Sub LLC 6.500%, 05/15/29 (144A) (a)	330,000	278,756
Neptune Bidco U.S., Inc. 9.290%, 04/15/29 (144A)	774,000	700,711
NESCO Holdings II, Inc. 5.500%, 04/15/29 (144A)	593,000	520,358
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26 (144A)	665,000	645,162
6.250%, 01/15/28 (144A) (a)	1,522,000	1,409,628
Q-Park Holding I BV 1.500%, 03/01/25 (EUR)	100,000	102,289
Rekeep SpA 7.250%, 02/01/26 (EUR)	100,000	95,613
Sabre Global, Inc. 8.625%, 06/01/27	1,000,000	847,807

Commercial Services—(Continued)
Service Corp. International 4.000%, 05/15/31	1,141,000	936,740
5.125%, 06/01/29	52,000	48,074
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/26 (144A) (a)	1,590,000	1,499,147
Sotheby’s 7.375%, 10/15/27 (144A)	2,521,000	2,320,374
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/29 (144A)	1,022,000	820,155
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	87,920	90,197
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	101,978
United Rentals North America, Inc. 6.000%, 12/15/29 (144A)	5,007,000	4,875,071
Verisure Holding AB 3.250%, 02/15/27 (EUR)	148,000	140,435
3.875%, 07/15/26 (EUR)	100,000	99,382
9.250%, 10/15/27 (EUR)	100,000	112,069
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,862,000	3,862,672
Williams Scotsman International, Inc. 4.625%, 08/15/28 (144A)	251,000	224,645
6.125%, 06/15/25 (144A)	645,000	638,550
Williams Scotsman, Inc. 7.375%, 10/01/31	1,004,000	998,522

		50,102,787

Computers—1.1%
Ahead DB Holdings LLC 6.625%, 05/01/28 (144A)	382,000	322,668
Banff Merger Sub, Inc. 8.375%, 09/01/26 (EUR)	100,000	103,860
Booz Allen Hamilton, Inc. 4.000%, 07/01/29 (144A)	1,023,000	902,286
CA Magnum Holdings 5.375%, 10/31/26 (144A)	1,661,000	1,470,168
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	104,000	87,597
KBR, Inc. 4.750%, 09/30/28 (144A)	490,000	431,200
McAfee Corp. 7.375%, 02/15/30 (144A)	2,775,000	2,323,210
NCR Atleos Escrow Corp. 9.500%, 04/01/29	631,000	610,303
NCR Corp. 5.000%, 10/01/28 (144A)	569,000	509,310
Presidio Holdings, Inc. 4.875%, 02/01/27 (144A)	125,000	115,558
Science Applications International Corp. 4.875%, 04/01/28 (144A)	344,000	312,197
Seagate HDD Cayman 8.250%, 12/15/29 (144A)	996,000	1,022,890
8.500%, 07/15/31 (144A)	1,263,000	1,295,565

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.750%, 06/01/25 (144A)	322,000	$314,362

		9,821,174

Cosmetics/Personal Care—0.1%
Coty, Inc. 5.750%, 09/15/28 (EUR)	100,000	106,217
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.750%, 01/15/29 (144A) (a)	45,000	40,580
6.625%, 07/15/30 (144A) (a)	716,000	699,059

		845,856

Distribution/Wholesale—0.2%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/29 (144A)	97,000	80,832
BCPE Empire Holdings, Inc. 7.625%, 05/01/27 (144A)	1,051,000	998,166
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A) (a)	98,000	83,682
Resideo Funding, Inc. 4.000%, 09/01/29 (144A)	159,000	130,631
Rexel SA 5.250%, 09/15/30 (EUR)	100,000	104,456
Ritchie Bros Holdings, Inc. 6.750%, 03/15/28 (144A)	201,000	200,538

		1,598,305

Diversified Financial Services—2.6%
AG TTMT Escrow Issuer LLC 8.625%, 09/30/27 (144A) (a)	390,000	392,391
Aircastle Ltd. 6.500%, 07/18/28 (144A)	374,000	366,774
Capital One Financial Corp. 6.377%, SOFR + 2.860%, 06/08/34 (b)	275,000	259,522
Castlelake Aviation Finance DAC 5.000%, 04/15/27 (144A)	92,000	84,029
Enact Holdings, Inc. 6.500%, 08/15/25 (144A)	989,000	974,075
Encore Capital Group, Inc. 4.875%, 10/15/25 (EUR)	100,000	102,836
GGAM Finance Ltd. 7.750%, 05/15/26 (144A)	125,000	123,750
8.000%, 06/15/28 (144A) (a)	125,000	124,753
Global Aircraft Leasing Co. Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) † (c)	762,226	726,020
Home Point Capital, Inc. 5.000%, 02/01/26 (144A)	3,897,000	3,640,173
Intrum AB 3.125%, 07/15/24 (EUR)	52,111	53,234
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.000%, 08/15/28 (144A)	880,000	740,965
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	19,982

Diversified Financial Services—(Continued)
Lehman Brothers Holdings, Inc.
4.750%, 01/16/14 (EUR) (d)	2,140,000	9,503
5.375%, 10/17/12 (EUR) (d)	350,000	1,554
Macquarie Airfinance Holdings Ltd. 8.125%, 03/30/29	501,000	501,676
8.375%, 05/01/28 (144A)	283,000	286,891
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/30 (144A)	208,000	168,881
5.750%, 11/15/31 (144A) (a)	315,000	260,575
6.000%, 01/15/27 (144A)	594,000	561,284
Navient Corp. 5.500%, 03/15/29	573,000	481,326
5.875%, 10/25/24	149,000	146,649
9.375%, 07/25/30 (a)	398,000	392,527
NFP Corp. 4.875%, 08/15/28 (144A)	1,756,000	1,545,903
6.875%, 08/15/28 (144A)	4,895,000	4,193,440
7.500%, 10/01/30 (144A)	283,000	271,773
8.500%, 10/01/31	527,000	527,800
OneMain Finance Corp. 3.500%, 01/15/27	306,000	262,012
4.000%, 09/15/30	511,000	383,431
5.375%, 11/15/29 (a)	806,000	675,025
6.625%, 01/15/28	474,000	437,346
6.875%, 03/15/25	753,000	747,031
7.125%, 03/15/26 (a)	615,000	602,320
9.000%, 01/15/29 (a)	79,000	78,745
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A)	2,513,000	2,213,174
3.875%, 03/01/31 (144A)	307,000	244,793
4.000%, 10/15/33 (144A) (a)	220,000	166,140
SLM Corp. 3.125%, 11/02/26	481,000	417,216

		23,185,519

Electric—1.2%
Alexander Funding Trust II 7.467%, 07/31/28 (144A)	480,000	480,629
Calpine Corp. 4.625%, 02/01/29 (144A)	54,000	45,217
5.000%, 02/01/31 (144A) (a)	52,000	42,047
5.125%, 03/15/28 (144A)	1,323,000	1,178,050
5.250%, 06/01/26 (144A)	27,000	26,214
Clearway Energy Operating LLC 3.750%, 02/15/31 (144A)	63,000	49,694
3.750%, 01/15/32 (144A)	834,000	648,335
4.750%, 03/15/28 (144A)	541,000	483,849
Edison International 5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	480,000	410,244
5.375%, 5Y H15 + 4.698%, 03/15/26 (b)	1,100,000	970,439
EDP - Energias de Portugal SA 1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	93,567
5.943%, 5Y EUR Swap + 3.184%, 04/23/83 (EUR) (b)	100,000	104,668
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	183,718

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Electricite de France SA
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	$178,824
6.000%, 13Y SONIA + 4.235%, 01/29/26 (GBP) (b)	100,000	112,554
9.125%, 5Y H15 + 5.411%, 03/15/33 (144A) (b)	250,000	260,434
Naturgy Finance BV 2.374%, 5Y EUR Swap + 2.437%, 11/23/26 (EUR) (b)	100,000	93,302
NextEra Energy Operating Partners LP 3.875%, 10/15/26 (144A)	340,000	307,841
4.250%, 09/15/24 (144A)	12,000	11,490
NRG Energy, Inc. 7.000%, 03/15/33 (144A)	480,000	463,764
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (b)	1,182,000	1,157,656
Palomino Funding Trust I 7.233%, 05/17/28 (144A)	322,000	323,146
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500%, 08/15/28 (144A)	437,000	379,534
Talen Energy Supply LLC 8.625%, 06/01/30 (144A)	354,000	362,886
TransAlta Corp. 7.750%, 11/15/29	280,000	283,500
Vistra Corp. 7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	657,000	599,513
Vistra Operations Co. LLC 6.950%, 10/15/33 (144A)	580,000	568,884
7.750%, 10/15/31 (144A)	895,000	881,614

		10,701,613

Electrical Components & Equipment—0.2%
WESCO Distribution, Inc. 7.125%, 06/15/25 (144A)	400,000	400,944
7.250%, 06/15/28 (144A)	1,417,000	1,423,875

		1,824,819

Electronics—0.5%
Coherent Corp. 5.000%, 12/15/29 (144A)	1,216,000	1,054,321
Imola Merger Corp. 4.750%, 05/15/29 (144A)	786,000	688,851
Sensata Technologies BV 4.000%, 04/15/29 (144A) (a)	680,000	585,546
5.875%, 09/01/30 (144A)	439,000	408,983
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A) (a)	108,000	87,407
4.375%, 02/15/30 (144A)	1,574,000	1,359,158

		4,184,266

Energy-Alternate Sources—0.0%
TerraForm Power Operating LLC 4.750%, 01/15/30 (144A)	195,000	166,608

Engineering & Construction—0.6%
Abertis Infraestructuras Finance BV 3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	200,000	192,748
Arcosa, Inc. 4.375%, 04/15/29 (144A)	953,000	831,685

Engineering & Construction—(Continued)
Azzurra Aeroporti SpA 2.125%, 05/30/24 (EUR)	194,000	200,376
Brand Industrial Services, Inc. 10.375%, 08/01/30	3,290,000	3,295,067
Cellnex Finance Co. SA 1.000%, 09/15/27 (EUR)	100,000	91,557
1.250%, 01/15/29 (EUR)	200,000	176,388
2.000%, 09/15/32 (EUR)	100,000	82,418
Dycom Industries, Inc. 4.500%, 04/15/29 (144A)	304,000	262,960
Heathrow Finance PLC 3.875%, 03/01/27 (GBP) (e)	100,000	106,759
4.125%, 09/01/29 (GBP) (e)	100,000	98,375
Infrastrutture Wireless Italiane SpA 1.625%, 10/21/28 (EUR)	105,000	97,009
MasTec, Inc. 4.500%, 08/15/28 (144A)	88,000	79,138
Webuild SpA 7.000%, 09/27/28 (EUR)	100,000	103,599

		5,618,079

Entertainment—3.9%
Allwyn Entertainment Financing U.K. PLC 7.250%, 04/30/30 (EUR)	100,000	106,666
7.875%, 04/30/29 (144A)	400,000	404,000
Banijay Entertainment 7.000%, 05/01/29 (EUR)	100,000	104,794
8.125%, 05/01/29 (144A) (a)	254,000	252,098
Boyne USA, Inc. 4.750%, 05/15/29 (144A) (a)	908,000	794,187
Caesars Entertainment, Inc. 4.625%, 10/15/29 (144A) (a)	1,401,000	1,186,731
6.250%, 07/01/25 (144A)	2,325,000	2,293,177
7.000%, 02/15/30 (144A) (a)	3,437,000	3,344,413
8.125%, 07/01/27 (144A)	3,013,000	3,027,363
CCM Merger, Inc. 6.375%, 05/01/26 (144A)	186,000	177,903
CDI Escrow Issuer, Inc. 5.750%, 04/01/30 (144A)	2,696,000	2,435,616
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.500%, 05/01/25 (144A)	1,257,000	1,230,836
6.500%, 10/01/28	122,000	115,339
Churchill Downs, Inc. 4.750%, 01/15/28 (144A)	974,000	878,588
5.500%, 04/01/27 (144A)	439,000	418,451
6.750%, 05/01/31 (144A) (a)	1,092,000	1,031,940
Cirsa Finance International Sarl 8.185%, 3M EURIBOR + 4.500%, 07/31/28 (EUR) (b)	100,000	105,848
CPUK Finance Ltd. 4.875%, 02/28/47 (GBP)	100,000	115,452
Inter Media & Communication SpA 6.750%, 02/09/27 (EUR)	105,000	106,204
Light & Wonder International, Inc.
7.000%, 05/15/28 (144A)	296,000	290,941

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Light & Wonder International, Inc.
7.250%, 11/15/29 (144A)	290,000	$284,200
7.500%, 09/01/31	532,000	525,803
Lions Gate Capital Holdings LLC 5.500%, 04/15/29 (144A) (a)	960,000	632,935
Live Nation Entertainment, Inc. 3.750%, 01/15/28 (144A)	429,000	378,593
4.750%, 10/15/27 (144A)	1,139,000	1,042,897
4.875%, 11/01/24 (144A)	76,000	74,670
5.625%, 03/15/26 (144A)	44,000	42,246
6.500%, 05/15/27 (144A)	3,684,000	3,632,392
Lottomatica SpA 7.928%, 3M EURIBOR + 4.125%, 06/01/28 (EUR) (b)	125,000	133,180
Merlin Entertainments Ltd. 5.750%, 06/15/26 (144A)	1,000,000	954,875
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A) (a)	266,000	226,464
Motion Bondco DAC 6.625%, 11/15/27 (144A)	297,000	274,725
Ontario Gaming GTA LP 8.000%, 08/01/30	446,000	446,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/29 (144A)	307,000	236,390
5.875%, 09/01/31 (144A) (a)	315,000	232,313
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.875%, 11/01/26 (144A)	471,000	440,974
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, 03/01/30 (144A)	312,000	269,100
Six Flags Entertainment Corp. 7.250%, 05/15/31 (144A) (a)	1,880,000	1,765,094
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	245,000	244,379
Vail Resorts, Inc. 6.250%, 05/15/25 (144A)	333,000	331,205
Warnermedia Holdings, Inc. 5.141%, 03/15/52 (a)	1,563,000	1,161,372
5.391%, 03/15/62 (a)	904,000	667,680
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	2,710,000	2,368,883
7.125%, 02/15/31 (144A)	912,000	865,692

		35,652,609

Environmental Control—1.2%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A)	402,000	369,802
6.375%, 02/01/31 (144A) (a)	284,000	276,153
Covanta Holding Corp. 4.875%, 12/01/29 (144A) (a)	438,000	359,335
5.000%, 09/01/30	257,000	205,086
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	202,000	173,904
3.750%, 08/01/25 (144A)	571,000	541,240
4.000%, 08/01/28 (144A)	1,880,000	1,642,682
4.250%, 06/01/25 (144A)	233,000	223,913

Environmental Control—(Continued)
GFL Environmental, Inc.
4.375%, 08/15/29 (144A)	526,000	456,889
4.750%, 06/15/29 (144A) (a)	1,170,000	1,040,023
5.125%, 12/15/26 (144A) (a)	347,000	330,548
Madison IAQ LLC 5.875%, 06/30/29 (144A) (a)	921,000	741,628
Paprec Holding SA 4.000%, 03/31/25 (EUR)	100,000	103,647
Stericycle, Inc. 3.875%, 01/15/29 (144A)	174,000	150,049
Tervita Corp. 11.000%, 12/01/25 (144A)	167,000	174,593
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	4,027,000	3,760,317

		10,549,809

Food—1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.250%, 03/15/26 (144A)	929,000	860,498
3.500%, 03/15/29 (144A)	862,000	734,929
4.625%, 01/15/27 (144A)	985,000	930,055
4.875%, 02/15/30 (144A) (a)	930,000	837,952
6.500%, 02/15/28 (144A)	401,000	396,339
B&G Foods, Inc. 8.000%, 09/15/28	314,000	314,428
Bellis Acquisition Co. PLC 3.250%, 02/16/26 (GBP)	200,000	211,873
4.500%, 02/16/26 (GBP)	209,000	225,974
Chobani LLC/Chobani Finance Corp., Inc. 4.625%, 11/15/28 (144A)	2,288,000	2,017,970
7.500%, 04/15/25 (144A)	2,297,000	2,275,362
Darling Global Finance BV 3.625%, 05/15/26 (EUR)	229,000	234,251
Lamb Weston Holdings, Inc. 4.125%, 01/31/30 (144A)	797,000	681,554
4.375%, 01/31/32 (144A)	885,000	741,398
4.875%, 05/15/28 (144A)	333,000	307,141
Performance Food Group, Inc. 4.250%, 08/01/29 (144A)	1,056,000	912,213
5.500%, 10/15/27 (144A)	111,000	105,166
Picard Groupe SAS 3.875%, 07/01/26 (EUR)	100,000	97,806
Post Holdings, Inc. 4.500%, 09/15/31 (144A)	190,000	158,136
4.625%, 04/15/30 (144A) (a)	428,000	366,488
5.750%, 03/01/27 (144A)	2,000	1,921
Premier Foods Finance PLC 3.500%, 10/15/26 (GBP)	100,000	110,785
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, 03/01/29 (144A)	729,000	598,017
U.S. Foods, Inc.
4.625%, 06/01/30 (144A)	108,000	93,831
4.750%, 02/15/29 (144A)	1,051,000	939,350

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
U.S. Foods, Inc.
6.875%, 09/15/28	542,000	$540,862
7.250%, 01/15/32 (144A)	653,000	652,340
United Natural Foods, Inc. 6.750%, 10/15/28 (144A)	203,000	154,747

		15,501,386

Food Service—0.3%
Aramark International Finance Sarl 3.125%, 04/01/25 (EUR)	323,000	334,867
Aramark Services, Inc. 5.000%, 04/01/25 (144A)	565,000	555,344
5.000%, 02/01/28 (144A)	1,714,000	1,585,164
Elior Group SA 3.750%, 07/15/26 (EUR)	100,000	83,069

		2,558,444

Forest Products & Paper—0.0%
Ahlstrom Holding 3 Oy 3.625%, 02/04/28 (EUR)	100,000	88,624

Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%, 06/01/28 (144A)	830,000	841,412
UGI International LLC 2.500%, 12/01/29 (EUR)	100,000	87,201

		928,613

Hand/Machine Tools—0.3%
IMA Industria Macchine Automatiche SpA 3.750%, 01/15/28 (EUR)	100,000	93,461
Regal Rexnord Corp. 6.050%, 04/15/28 (144A)	1,530,000	1,488,180
6.300%, 02/15/30 (144A)	505,000	487,816
6.400%, 04/15/33 (144A)	912,000	878,445

		2,947,902

Healthcare-Products—1.2%
Avantor Funding, Inc. 2.625%, 11/01/25 (EUR)	266,000	268,343
3.875%, 07/15/28 (EUR)	100,000	96,897
3.875%, 11/01/29 (144A) (a)	850,000	726,470
4.625%, 07/15/28 (144A)	1,196,000	1,090,368
Bausch & Lomb Escrow Corp. 8.375%, 10/01/28 (144A)	3,393,000	3,403,077
Embecta Corp. 6.750%, 02/15/30 (144A)	109,000	89,107
Garden Spinco Corp. 8.625%, 07/20/30 (144A)	536,000	559,506
Medline Borrower LP 3.875%, 04/01/29 (144A)	1,140,000	963,782
5.250%, 10/01/29 (144A)	3,940,000	3,405,327
Teleflex, Inc.
4.250%, 06/01/28 (144A)	341,000	305,042

Healthcare-Products—(Continued)
Teleflex, Inc.
4.625%, 11/15/27	58,000	53,215

		10,961,134

Healthcare-Services—2.9%
Acadia Healthcare Co., Inc. 5.000%, 04/15/29 (144A)	196,000	176,222
5.500%, 07/01/28 (144A)	246,000	228,771
AHP Health Partners, Inc. 5.750%, 07/15/29 (144A)	863,000	724,920
Catalent Pharma Solutions, Inc. 2.375%, 03/01/28 (EUR)	107,000	94,460
3.125%, 02/15/29 (144A)	961,000	788,207
3.500%, 04/01/30 (144A) (a)	653,000	537,628
5.000%, 07/15/27 (144A)	293,000	268,802
Charles River Laboratories International, Inc. 4.000%, 03/15/31 (144A)	100,000	84,625
4.250%, 05/01/28 (144A)	88,000	78,916
CHS/Community Health Systems, Inc. 4.750%, 02/15/31 (144A)	1,997,000	1,413,317
5.250%, 05/15/30 (144A)	1,919,000	1,458,779
5.625%, 03/15/27 (144A)	669,000	573,811
6.000%, 01/15/29 (144A)	1,374,000	1,109,616
Clariane SE 4.125%, 5Y UKG + 9.079%, 03/15/24 (GBP) (b)	100,000	86,334
Encompass Health Corp. 4.500%, 02/01/28 (a)	54,000	49,200
4.625%, 04/01/31	582,000	493,349
4.750%, 02/01/30 (a)	886,000	783,836
Fortrea Holdings, Inc. 7.500%, 07/01/30 (144A) (a)	542,000	527,374
HealthEquity, Inc. 4.500%, 10/01/29 (144A)	1,545,000	1,330,825
IQVIA, Inc. 1.750%, 03/15/26 (EUR)	240,000	236,019
5.000%, 10/15/26 (144A)	299,000	285,859
5.000%, 05/15/27 (144A)	200,000	188,516
6.500%, 05/15/30 (144A)	384,000	375,847
Legacy LifePoint Health LLC 4.375%, 02/15/27 (144A)	258,000	221,880
LifePoint Health, Inc. 9.875%, 08/15/30 (a)	978,000	946,831
11.000%, 10/15/30	1,100,000	1,100,000
ModivCare, Inc. 5.875%, 11/15/25 (144A) (a)	904,000	859,306
Molina Healthcare, Inc. 3.875%, 05/15/32 (144A) (a)	404,000	324,002
4.375%, 06/15/28 (144A) (a)	527,000	472,217
Prime Healthcare Services, Inc. 7.250%, 11/01/25 (144A)	133,000	122,976
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750%, 12/01/26 (144A)	244,000	236,219
Star Parent, Inc. 9.000%, 10/01/30 (a)	2,473,000	2,498,973

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Surgery Center Holdings, Inc. 6.750%, 07/01/25 (144A) (a)	835,000	$828,738
10.000%, 04/15/27 (144A)	474,000	479,333
Tenet Healthcare Corp. 4.625%, 06/15/28	152,000	136,823
4.875%, 01/01/26	1,708,000	1,636,315
5.125%, 11/01/27	994,000	925,051
6.125%, 10/01/28	282,000	264,728
6.125%, 06/15/30	481,000	450,961
6.250%, 02/01/27	492,000	476,056
6.750%, 05/15/31 (144A)	2,425,000	2,338,841

		26,214,483

Home Builders—0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, 08/01/29 (144A)	270,000	227,843
4.625%, 04/01/30 (144A)	397,000	324,982
6.625%, 01/15/28 (144A)	145,000	136,796
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.875%, 02/15/30 (144A)	679,000	552,217
5.000%, 06/15/29 (144A)	548,000	451,043
Dream Finders Homes, Inc. 8.250%, 08/15/28 †	320,000	322,166
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	251,279
K Hovnanian Enterprises, Inc. 7.750%, 02/15/26 (144A) (a)	201,000	204,879
KB Home 7.250%, 07/15/30	178,000	174,851
Mattamy Group Corp. 4.625%, 03/01/30 (144A) (a)	368,000	313,197
5.250%, 12/15/27 (144A)	310,000	282,916
Meritage Homes Corp. 5.125%, 06/06/27	129,000	121,588
Taylor Morrison Communities, Inc. 5.125%, 08/01/30 (144A)	88,000	76,890
5.875%, 06/15/27 (144A)	52,000	49,436
Tri Pointe Homes, Inc. 5.250%, 06/01/27	174,000	162,824
5.700%, 06/15/28	120,000	110,111
5.875%, 06/15/24	107,000	106,240

		3,869,258

Home Furnishings—0.1%
Tempur Sealy International, Inc. 3.875%, 10/15/31 (144A)	306,000	236,066
4.000%, 04/15/29 (144A) (a)	528,000	440,669

		676,735

Household Products/Wares—0.1%
Central Garden & Pet Co.
4.125%, 10/15/30	347,000	289,299

Household Products/Wares—(Continued)
Central Garden & Pet Co.
4.125%, 04/30/31 (144A)	454,000	370,143
5.125%, 02/01/28	130,000	121,238
Spectrum Brands, Inc. 5.000%, 10/01/29 (144A)	118,000	106,920
5.500%, 07/15/30 (144A)	113,000	102,457

		990,057

Housewares—0.2%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A)	877,000	845,077
Scotts Miracle-Gro Co. 4.000%, 04/01/31	400,000	305,612
4.375%, 02/01/32 (a)	72,000	54,050
SWF Escrow Issuer Corp. 6.500%, 10/01/29 (144A)	915,000	585,326

		1,790,065

Insurance—2.7%
Acrisure LLC/Acrisure Finance, Inc. 6.000%, 08/01/29 (144A)	360,000	302,524
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.250%, 10/15/27 (144A)	3,085,000	2,762,124
5.875%, 11/01/29 (144A)	2,911,000	2,520,980
6.750%, 10/15/27 (144A) (a)	6,651,000	6,185,508
6.750%, 04/15/28 (144A)	2,015,000	1,944,584
AmWINS Group, Inc. 4.875%, 06/30/29 (144A)	760,000	665,934
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	538,000	528,832
HUB International Ltd. 7.000%, 05/01/26 (144A) (a)	2,202,000	2,197,160
7.250%, 06/15/30 (144A)	4,332,000	4,324,072
Jones Deslauriers Insurance Management, Inc. 8.500%, 03/15/30 (144A)	1,347,000	1,356,889
10.500%, 12/15/30 (144A)	673,000	684,733
Liberty Mutual Group, Inc. 3.625%, 5Y EUR Swap + 3.700%, 05/23/59 (EUR) (b)	140,000	140,638
MGIC Investment Corp. 5.250%, 08/15/28	332,000	309,164
Ryan Specialty LLC 4.375%, 02/01/30 (144A)	457,000	397,966

		24,321,108

Internet—1.4%
Acuris Finance U.S., Inc./Acuris Finance Sarl 5.000%, 05/01/28 (144A)	1,260,000	1,036,350
ANGI Group LLC 3.875%, 08/15/28 (144A)	576,000	450,706
Arches Buyer, Inc. 4.250%, 06/01/28 (144A)	241,000	205,475
Cablevision Lightpath LLC 3.875%, 09/15/27 (144A)	359,000	299,765
5.625%, 09/15/28 (144A)	532,000	408,275

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Engineering - Ingegneria Informatica - SpA 11.125%, 05/15/28 (EUR)	100,000	$105,765
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%, 03/01/29 (144A) (a)	532,000	447,600
5.250%, 12/01/27 (144A)	172,000	162,247
iliad SA 5.375%, 06/14/27 (EUR)	100,000	102,744
5.625%, 02/15/30 (EUR)	100,000	100,703
ION Trading Technologies Sarl 5.750%, 05/15/28 (144A) †	706,000	615,575
Match Group Holdings II LLC 3.625%, 10/01/31 (144A)	839,000	662,072
4.125%, 08/01/30 (144A)	41,000	33,831
4.625%, 06/01/28 (144A)	439,000	393,570
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.750%, 04/30/27 (144A)	784,000	697,760
Uber Technologies, Inc. 4.500%, 08/15/29 (144A) (a)	3,601,000	3,218,778
6.250%, 01/15/28 (144A)	1,046,000	1,022,847
7.500%, 05/15/25 (144A)	1,516,000	1,525,475
8.000%, 11/01/26 (144A)	903,000	913,615

		12,403,153

Investment Companies—0.7%
Ares Capital Corp. 7.000%, 01/15/27	390,000	389,995
Blackstone Private Credit Fund 3.250%, 03/15/27	196,000	170,252
7.050%, 09/29/25	205,000	205,315
Blue Owl Capital Corp. 3.400%, 07/15/26	167,000	149,726
3.750%, 07/22/25	476,000	445,981
Blue Owl Credit Income Corp. 3.125%, 09/23/26	113,000	99,328
5.500%, 03/21/25	471,000	455,600
7.750%, 09/16/27	892,000	884,827
Compass Group Diversified Holdings LLC 5.250%, 04/15/29 (144A)	534,000	466,870
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.500%, 01/15/31 (GBP)	100,000	124,603
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/29	1,142,000	913,211
4.750%, 09/15/24	301,000	289,913
5.250%, 05/15/27	1,781,000	1,565,463
6.250%, 05/15/26	348,000	323,307

		6,484,391

Iron/Steel—0.9%
ATI, Inc. 4.875%, 10/01/29	277,000	243,686
5.125%, 10/01/31	746,000	645,557
5.875%, 12/01/27	440,000	416,900
7.250%, 08/15/30	1,457,000	1,446,072
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/29 (144A)	3,739,000	3,694,282

Iron/Steel—(Continued)
Carpenter Technology Corp. 6.375%, 07/15/28	718,000	692,486
7.625%, 03/15/30 (a)	606,000	606,757
Mineral Resources Ltd. 9.250%, 10/01/28 (144A)	80,000	80,800

		7,826,540

Leisure Time—3.1%
Acushnet Co. 7.375%, 10/15/28	240,000	241,200
Carnival Corp. 4.000%, 08/01/28 (144A)	1,898,000	1,645,711
5.750%, 03/01/27 (144A)	2,485,000	2,249,482
6.000%, 05/01/29 (144A) (a)	1,595,000	1,360,508
7.000%, 08/15/29 (144A)	461,000	454,558
7.625%, 03/01/26 (144A) (a)	435,000	423,161
7.625%, 03/01/26 (EUR)	107,000	111,037
9.875%, 08/01/27 (144A)	630,000	657,673
Carnival Holdings Bermuda Ltd. 10.375%, 05/01/28 (144A)	7,258,000	7,782,528
Life Time, Inc. 5.750%, 01/15/26 (144A)	886,000	858,520
8.000%, 04/15/26 (144A)	704,000	691,680
Lindblad Expeditions Holdings, Inc. 9.000%, 05/15/28 (144A)	650,000	648,583
Lindblad Expeditions LLC 6.750%, 02/15/27 (144A)	842,000	788,322
MajorDrive Holdings IV LLC 6.375%, 06/01/29 (144A)	511,000	420,539
NCL Corp. Ltd. 5.875%, 03/15/26 (144A)	968,000	893,699
7.750%, 02/15/29 (144A) (a)	119,000	110,447
8.375%, 02/01/28 (144A)	348,000	353,000
NCL Finance Ltd. 6.125%, 03/15/28 (144A)	367,000	323,878
Pinnacle Bidco PLC 10.000%, 10/11/28 (GBP)	100,000	121,667
Royal Caribbean Cruises Ltd. 4.250%, 07/01/26 (144A)	239,000	219,137
5.375%, 07/15/27 (144A)	451,000	417,401
5.500%, 08/31/26 (144A)	369,000	348,299
5.500%, 04/01/28 (144A)	280,000	256,758
7.250%, 01/15/30 (144A)	1,319,000	1,307,251
8.250%, 01/15/29 (144A)	509,000	528,068
9.250%, 01/15/29 (144A)	1,028,000	1,086,017
11.625%, 08/15/27 (144A)	472,000	512,072
Viking Cruises Ltd. 5.875%, 09/15/27 (144A)	736,000	671,747
7.000%, 02/15/29 (144A)	141,000	129,720
9.125%, 07/15/31 (144A)	1,830,000	1,830,842
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/29 (144A)	432,000	390,960

		27,834,465

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—1.0%
Accor SA 4.375%, 5Y EUR Swap + 4.561%, 01/31/24 (EUR) (b)	100,000	$104,664
Boyd Gaming Corp. 4.750%, 12/01/27	269,000	247,638
4.750%, 06/15/31 (144A) (a)	399,000	339,540
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/32 (144A)	181,000	145,922
3.750%, 05/01/29 (144A) (a)	394,000	340,734
4.000%, 05/01/31 (144A)	81,000	68,095
4.875%, 01/15/30 (a)	445,000	404,984
5.375%, 05/01/25 (144A)	131,000	128,716
5.750%, 05/01/28 (144A)	332,000	320,952
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	343,402
Melco Resorts Finance Ltd. 4.875%, 06/06/25 (144A)	800,000	755,450
5.375%, 12/04/29 (144A) (a)	1,400,000	1,148,390
5.750%, 07/21/28 (144A) (a)	200,000	174,440
MGM China Holdings Ltd. 4.750%, 02/01/27 (144A)	200,000	179,500
5.250%, 06/18/25 (144A)	200,000	191,015
5.875%, 05/15/26 (144A)	200,000	190,224
MGM Resorts International 5.750%, 06/15/25	61,000	59,582
Station Casinos LLC 4.500%, 02/15/28 (144A)	422,000	368,123
4.625%, 12/01/31 (144A)	764,000	611,111
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A)	314,000	282,029
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A)	426,000	396,263
Wynn Macau Ltd. 5.625%, 08/26/28 (144A) (a)	2,317,000	2,008,729

		8,809,503

Machinery-Construction & Mining—0.4%
BWX Technologies, Inc. 4.125%, 06/30/28 (144A)	597,000	527,811
4.125%, 04/15/29 (144A)	545,000	476,875
Terex Corp. 5.000%, 05/15/29 (144A)	839,000	751,345
Vertiv Group Corp. 4.125%, 11/15/28 (144A) (a)	1,892,000	1,663,089

		3,419,120

Machinery-Diversified—1.3%
ATS Corp. 4.125%, 12/15/28 (144A) (a)	237,000	209,448
Chart Industries, Inc. 7.500%, 01/01/30 (144A)	1,609,000	1,617,817
9.500%, 01/01/31 (144A)	242,000	257,199
GrafTech Finance, Inc. 4.625%, 12/15/28 (144A)	127,000	98,208
GrafTech Global Enterprises, Inc. 9.875%, 12/15/28 (144A)	1,025,000	971,188

Machinery-Diversified—(Continued)
Husky III Holding Ltd. 13.000%, 13.750% PIK, 02/15/25 (144A) (c)	720,000	712,814
Mueller Water Products, Inc. 4.000%, 06/15/29 (144A)	186,000	161,988
OT Merger Corp. 7.875%, 10/15/29 (144A)	317,000	193,980
Renk AG 5.750%, 07/15/25 (EUR)	100,000	104,922
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.750%, 04/15/26 (144A)	1,931,000	1,892,380
TK Elevator Holdco GmbH 6.625%, 07/15/28 (EUR)	444,600	409,534
7.625%, 07/15/28 (144A) (a)	1,313,000	1,195,129
TK Elevator Midco GmbH 4.375%, 07/15/27 (EUR)	673,000	643,721
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	3,845,000	3,524,052

		11,992,380

Media—4.6%
Altice Financing SA 5.000%, 01/15/28 (144A) (a)	205,000	175,046
5.750%, 08/15/29 (144A) (a)	2,799,000	2,293,875
AMC Networks, Inc. 4.750%, 08/01/25 (a)	508,000	468,666
Cable One, Inc. 4.000%, 11/15/30 (144A) (a)	1,153,000	878,355
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A)	2,122,000	1,689,194
4.250%, 01/15/34 (144A)	768,000	565,462
4.500%, 08/15/30 (144A)	544,000	446,522
4.750%, 03/01/30 (144A) (a)	992,000	832,736
4.750%, 02/01/32 (144A) (a)	2,106,000	1,684,800
5.000%, 02/01/28 (144A)	506,000	459,518
5.375%, 06/01/29 (144A) (a)	557,000	499,745
6.375%, 09/01/29 (144A)	1,503,000	1,401,496
7.375%, 03/01/31 (144A) (a)	4,198,000	4,054,550
CSC Holdings LLC 4.125%, 12/01/30 (144A)	814,000	576,079
4.500%, 11/15/31 (144A)	677,000	479,166
5.375%, 02/01/28 (144A)	223,000	181,547
5.500%, 04/15/27 (144A)	900,000	771,368
6.500%, 02/01/29 (144A)	287,000	237,761
11.250%, 05/15/28 (144A)	5,281,000	5,260,334
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875%, 08/15/27 (144A) (a)	463,000	409,375
DISH DBS Corp. 5.125%, 06/01/29	788,000	436,851
5.250%, 12/01/26 (144A)	1,195,000	1,015,572
5.750%, 12/01/28 (144A)	450,000	345,938
DISH Network Corp. 11.750%, 11/15/27 (144A)	2,884,000	2,905,532
GCI LLC 4.750%, 10/15/28 (144A)	286,000	246,675

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Gray Television, Inc. 5.875%, 07/15/26 (144A)	447,000	$401,620
7.000%, 05/15/27 (144A)	353,000	303,580
LCPR Senior Secured Financing DAC 6.750%, 10/15/27 (144A)	1,573,000	1,444,801
Midcontinent Communications/Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	338,550
Nexstar Media, Inc. 5.625%, 07/15/27 (144A)	147,000	130,818
Radiate Holdco LLC/Radiate Finance, Inc. 4.500%, 09/15/26 (144A)	629,000	477,829
6.500%, 09/15/28 (144A)	2,735,000	1,435,875
RCS & RDS SA 2.500%, 02/05/25 (EUR)	100,000	101,555
Sinclair Television Group, Inc. 4.125%, 12/01/30 (144A)	992,000	615,109
Sirius XM Radio, Inc. 5.000%, 08/01/27 (144A)	2,941,000	2,686,309
Summer BidCo BV 9.000%, 9.750% PIK, 11/15/25 (EUR) (c)	120,973	123,674
TEGNA, Inc. 4.750%, 03/15/26 (144A)	117,000	110,858
Tele Columbus AG 3.875%, 05/02/25 (EUR) †	209,000	127,055
Telenet Finance Luxembourg Notes Sarl 5.500%, 03/01/28 (144A)	800,000	720,000
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (a)	174,000	169,592
6.625%, 06/01/27 (144A)	341,000	317,582
7.375%, 06/30/30 (144A) (a)	477,000	435,929
8.000%, 08/15/28 (144A) (a)	949,000	920,056
UPC Broadband Finco BV 4.875%, 07/15/31 (144A)	760,000	616,725
Virgin Media Secured Finance PLC 5.000%, 04/15/27 (GBP)	207,000	233,979
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/28 (144A)	1,272,000	1,097,634
VZ Secured Financing BV 3.500%, 01/15/32 (EUR)	100,000	81,125
Ziggo Bond Co. BV 5.125%, 02/28/30 (144A) (a)	248,000	185,012
6.000%, 01/15/27 (144A) (a)	351,000	321,337
Ziggo BV 4.875%, 01/15/30 (144A)	385,000	313,642

		42,026,409

Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A)	1,163,000	1,086,450
6.375%, 06/15/30 (144A)	1,106,000	1,062,258
Roller Bearing Co. of America, Inc. 4.375%, 10/15/29 (144A)	335,000	288,154
Vallourec SA 8.500%, 06/30/26 (EUR)	94,000	99,382

		2,536,244

Mining—1.5%
Arsenal AIC Parent LLC 8.000%, 10/01/30 (144A) (a)	384,000	382,088
Constellium SE 3.750%, 04/15/29 (144A) (a)	2,576,000	2,158,473
4.250%, 02/15/26 (EUR)	279,000	287,643
5.625%, 06/15/28 (144A)	762,000	716,906
5.875%, 02/15/26 (144A)	270,000	263,698
ERO Copper Corp. 6.500%, 02/15/30 (144A)	553,000	475,733
First Quantum Minerals Ltd. 8.625%, 06/01/31 (144A)	925,000	920,543
Kaiser Aluminum Corp. 4.500%, 06/01/31 (144A)	1,360,000	1,077,295
4.625%, 03/01/28 (144A)	395,000	344,910
New Gold, Inc. 7.500%, 07/15/27 (144A)	1,102,000	1,028,699
Novelis Corp. 3.250%, 11/15/26 (144A)	2,798,000	2,498,884
3.875%, 08/15/31 (144A)	1,664,000	1,328,845
4.750%, 01/30/30 (144A)	1,324,000	1,145,855
Novelis Sheet Ingot GmbH 3.375%, 04/15/29 (EUR)	422,000	384,711
Vedanta Resources Finance II PLC 8.950%, 03/11/25 (144A)	287,000	210,944

		13,225,227

Miscellaneous Manufacturing—0.1%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	319,512
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	154,358
Gates Global LLC/Gates Corp. 6.250%, 01/15/26 (144A)	887,000	864,370

		1,338,240

Oil & Gas—7.2%
Aethon United BR LP/Aethon United Finance Corp. 8.250%, 02/15/26 (144A)	1,462,000	1,450,465
Antero Resources Corp. 7.625%, 02/01/29 (144A) (a)	161,000	163,166
Apache Corp. 5.350%, 07/01/49	499,000	382,296
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/29 (144A)	1,251,000	1,124,917
8.250%, 12/31/28 (144A)	2,327,000	2,302,784
9.000%, 11/01/27 (144A)	1,618,000	2,038,680
Baytex Energy Corp. 8.500%, 04/30/30 (144A)	368,000	372,352
Callon Petroleum Co. 6.375%, 07/01/26	1,160,000	1,138,437
7.500%, 06/15/30 (144A)	1,766,000	1,712,273
8.000%, 08/01/28 (144A)	1,491,000	1,493,129
Chesapeake Energy Corp. 5.875%, 02/01/29 (144A)	42,000	39,520
6.750%, 04/15/29 (144A)	1,133,000	1,108,757

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
CITGO Petroleum Corp. 6.375%, 06/15/26 (144A)	581,000	$573,747
7.000%, 06/15/25 (144A)	600,000	591,077
8.375%, 01/15/29 (144A)	1,418,000	1,416,157
Civitas Resources, Inc. 8.375%, 07/01/28 (144A)	2,268,000	2,307,690
8.750%, 07/01/31 (144A)	1,780,000	1,818,215
CNX Resources Corp. 7.375%, 01/15/31 (144A)	256,000	250,970
Comstock Resources, Inc. 5.875%, 01/15/30 (144A)	2,073,000	1,794,451
6.750%, 03/01/29 (144A)	727,000	668,762
Crescent Energy Finance LLC 7.250%, 05/01/26 (144A)	1,646,000	1,613,080
9.250%, 02/15/28 (144A)	1,239,000	1,264,957
CrownRock LP/CrownRock Finance, Inc. 5.000%, 05/01/29 (144A)	311,000	291,395
5.625%, 10/15/25 (144A)	2,097,000	2,063,343
Diamond Foreign Asset Co./Diamond Finance LLC 8.500%, 10/01/30	617,000	617,086
Earthstone Energy Holdings LLC 8.000%, 04/15/27 (144A)	742,000	759,452
9.875%, 07/15/31 (144A)	863,000	938,488
EnQuest PLC 11.625%, 11/01/27 (144A)	200,000	188,494
Gulfport Energy Corp. 8.000%, 05/17/26 (144A)	102,000	102,128
Harbour Energy PLC 5.500%, 10/15/26 (144A)	215,000	200,488
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, 02/01/29 (144A)	713,000	643,834
6.000%, 04/15/30 (144A)	60,000	54,099
6.250%, 11/01/28 (144A)	394,000	369,460
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.000%, 08/01/26 (144A)	86,000	83,001
Matador Resources Co. 5.875%, 09/15/26	634,000	611,890
6.875%, 04/15/28 (144A)	793,000	778,601
Murphy Oil Corp. 5.750%, 08/15/25	24,000	23,970
5.875%, 12/01/27	160,000	155,265
5.875%, 12/01/42	64,000	51,742
Nabors Industries Ltd. 7.250%, 01/15/26 (144A)	436,000	421,285
7.500%, 01/15/28 (144A)	565,000	522,336
Nabors Industries, Inc.
5.750%, 02/01/25	2,211,000	2,164,016
7.375%, 05/15/27 (144A)	488,000	472,080
Noble Finance II LLC 8.000%, 04/15/30 (144A)	826,000	836,802
Northern Oil & Gas, Inc. 8.125%, 03/01/28 (144A)	2,741,000	2,737,711
8.750%, 06/15/31 (144A)	1,359,000	1,369,193
Occidental Petroleum Corp. 6.200%, 03/15/40	654,000	623,396

Oil & Gas—(Continued)
Patterson-UTI Energy, Inc. 7.150%, 10/01/33	265,000	265,952
PBF Holding Co. LLC/PBF Finance Corp. 7.875%, 09/15/30 (144A)	373,000	371,499
PDC Energy, Inc. 5.750%, 05/15/26	57,000	56,803
Permian Resources Operating LLC 5.875%, 07/01/29 (144A)	1,053,000	990,541
6.875%, 04/01/27 (144A)	1,303,000	1,284,396
7.000%, 01/15/32 (144A)	506,000	499,024
7.750%, 02/15/26 (144A)	1,178,000	1,185,626
Precision Drilling Corp. 6.875%, 01/15/29 (144A)	32,000	30,310
Rockcliff Energy II LLC 5.500%, 10/15/29 (144A)	330,000	296,989
Seadrill Finance Ltd. 8.375%, 08/01/30 (a)	635,000	646,506
Shelf Drilling Holdings Ltd. 9.625%, 04/15/29 (144A)	567,000	561,124
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.875%, 11/01/28 (144A)	947,000	949,368
SM Energy Co. 5.625%, 06/01/25	449,000	439,436
6.500%, 07/15/28	344,000	330,240
6.625%, 01/15/27	59,000	57,820
6.750%, 09/15/26	535,000	525,167
Southwestern Energy Co. 4.750%, 02/01/32 (a)	10,000	8,583
5.375%, 02/01/29	1,003,000	923,750
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/28	282,000	270,527
6.000%, 04/15/27 (a)	131,000	126,970
7.000%, 09/15/28	534,000	526,921
Transocean Aquila Ltd. 8.000%, 09/30/28 (144A)	359,000	359,000
Transocean Titan Financing Ltd. 8.375%, 02/01/28 (144A)	451,000	458,893
Transocean, Inc. 7.500%, 01/15/26 (144A)	1,864,000	1,821,724
8.000%, 02/01/27 (144A)	551,000	530,338
8.750%, 02/15/30 (144A)	2,851,900	2,916,068
11.500%, 01/30/27 (144A)	1,430,000	1,499,712
Valaris Ltd. 8.375%, 04/30/30 (144A)	2,021,000	2,022,516
Vantage Drilling International 9.500%, 02/15/28 (144A)	737,000	722,260
Vermilion Energy, Inc. 6.875%, 05/01/30 (144A)	438,000	414,434
Vital Energy, Inc. 9.750%, 10/15/30	629,000	643,016
10.125%, 01/15/28	629,000	641,112

		65,082,062

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.8%
Archrock Partners LP/Archrock Partners Finance Corp. 6.250%, 04/01/28 (144A)	2,191,000	$2,039,874
6.875%, 04/01/27 (144A)	1,045,000	1,010,872
Enerflex Ltd. 9.000%, 10/15/27 (144A) (a)	682,000	673,475
Nine Energy Service, Inc. 13.000%, 02/01/28	219,000	199,741
Oceaneering International, Inc. 6.000%, 02/01/28 (144A)	196,000	184,645
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 04/01/26	1,082,000	1,059,866
6.875%, 09/01/27	898,000	870,569
Weatherford International Ltd. 6.500%, 09/15/28 (144A) (a)	445,000	445,044
8.625%, 04/30/30 (144A)	836,000	842,400

		7,326,486

Packaging & Containers—3.1%
ARD Finance SA 6.500%, 7.250% PIK, 06/30/27 (144A) (a) (c)	2,033,336	1,534,032
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.000%, 09/01/29 (EUR)	300,000	240,285
3.250%, 09/01/28 (144A)	200,000	166,758
4.000%, 09/01/29 (144A)	4,008,000	3,136,545
6.000%, 06/15/27 (144A)	999,000	960,006
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/26 (EUR)	677,000	634,376
4.125%, 08/15/26 (144A)	400,000	365,607
4.750%, 07/15/27 (GBP)	100,000	96,209
5.250%, 04/30/25 (144A)	700,000	682,326
5.250%, 08/15/27 (144A)	200,000	166,899
Ball Corp. 3.125%, 09/15/31	394,000	308,534
6.000%, 06/15/29	500,000	485,409
Canpack SA/Canpack U.S. LLC 3.125%, 11/01/25 (144A)	249,000	229,698
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/29 (144A)	1,605,000	1,492,309
8.750%, 04/15/30 (144A)	1,542,000	1,322,511
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750%, 02/01/26	71,000	68,193
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	80,185
Fiber Bidco Spa 11.000%, 10/25/27 (EUR)	100,000	112,729
Graphic Packaging International LLC 2.625%, 02/01/29 (EUR)	300,000	275,140
3.500%, 03/15/28 (144A)	244,000	214,072
Kleopatra Finco Sarl 4.250%, 03/01/26 (EUR)	110,000	97,014
LABL, Inc. 5.875%, 11/01/28 (144A)	638,000	572,745
6.750%, 07/15/26 (144A)	97,000	94,007
9.500%, 11/01/28 (144A) (a)	1,199,000	1,228,975

Packaging & Containers—(Continued)
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/26 (144A) (a)	8,203,000	7,913,729
9.250%, 04/15/27 (144A)	240,000	209,780
OI European Group BV 6.250%, 05/15/28 (EUR)	425,000	456,700
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/27 (144A)	109,000	106,262
7.250%, 05/15/31 (144A)	650,000	635,375
Sealed Air Corp. 4.000%, 12/01/27 (144A)	179,000	159,721
5.000%, 04/15/29 (144A)	165,000	148,355
6.125%, 02/01/28 (144A)	428,000	414,527
Trident TPI Holdings, Inc. 12.750%, 12/31/28 (144A)	280,000	292,600
Trivium Packaging Finance BV 5.500%, 08/15/26 (144A)	1,247,000	1,162,744
8.500%, 08/15/27 (144A) (a)	2,556,000	2,335,890

		28,400,247

Pharmaceuticals—1.0%
AdaptHealth LLC 5.125%, 03/01/30 (144A)	72,000	55,755
6.125%, 08/01/28 (144A)	154,000	132,926
Bayer AG 4.500%, 5Y EUR Swap + 3.751%, 03/25/82 (EUR) (b)	200,000	197,692
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (EUR) (b)	100,000	104,376
7.000%, 5Y EUR Swap + 3.896%, 09/25/83 (EUR) (b)	100,000	104,453
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (EUR)	100,000	96,210
Grifols SA 3.875%, 10/15/28 (EUR)	100,000	89,500
Gruenenthal GmbH 4.125%, 05/15/28 (EUR)	200,000	195,073
Jazz Securities DAC 4.375%, 01/15/29 (144A)	200,000	174,377
Option Care Health, Inc. 4.375%, 10/31/29 (144A)	676,000	583,895
Organon & Co./Organon Foreign Debt Co.-Issuer BV 2.875%, 04/30/28 (EUR)	100,000	90,865
4.125%, 04/30/28 (144A)	848,000	736,835
5.125%, 04/30/31 (144A) (a)	800,000	641,082
PRA Health Sciences, Inc. 2.875%, 07/15/26 (144A)	1,042,000	940,165
Prestige Brands, Inc. 3.750%, 04/01/31 (144A)	590,000	474,950
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	148,998
Teva Pharmaceutical Finance Netherlands II BV 7.375%, 09/15/29 (EUR)	122,000	130,935
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26 (a)	1,680,000	1,497,334
4.750%, 05/09/27 (a)	400,000	367,013
6.750%, 03/01/28	200,000	196,399
7.125%, 01/31/25	394,000	395,362
7.875%, 09/15/29	810,000	820,582

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/31	507,000	$524,518

		8,699,295

Pipelines—4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/29 (144A)	546,000	499,911
5.750%, 03/01/27 (144A) (a)	393,000	375,100
Buckeye Partners LP 4.125%, 03/01/25 (144A)	67,000	63,645
5.600%, 10/15/44	215,000	152,978
5.850%, 11/15/43	318,000	232,138
CNX Midstream Partners LP 4.750%, 04/15/30 (144A)	287,000	238,896
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, 06/15/31 (144A) (a)	2,622,000	2,324,005
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625%, 05/01/27 (144A)	144,000	138,015
6.000%, 02/01/29 (144A)	1,183,000	1,141,950
7.375%, 02/01/31 (144A)	252,000	256,649
8.000%, 04/01/29 (144A)	123,000	126,166
DT Midstream, Inc. 4.125%, 06/15/29 (144A)	871,000	753,451
4.375%, 06/15/31 (144A)	1,037,000	872,028
Enbridge, Inc. 8.500%, 5Y H15 + 4.431%, 01/15/84 (b)	547,000	542,499
Energy Transfer LP 6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,210,000	1,111,809
EnLink Midstream LLC 5.375%, 06/01/29	1,046,000	967,551
5.625%, 01/15/28 (144A)	830,000	784,753
6.500%, 09/01/30 (144A)	551,000	534,488
EnLink Midstream Partners LP 4.150%, 06/01/25	16,000	15,273
4.850%, 07/15/26	30,000	28,244
5.600%, 04/01/44	458,000	380,140
EQM Midstream Partners LP 4.125%, 12/01/26	103,000	95,342
4.500%, 01/15/29 (144A)	50,000	44,498
4.750%, 01/15/31 (144A) (a)	678,000	583,581
6.000%, 07/01/25 (144A)	943,000	928,359
6.500%, 07/01/27 (144A)	783,000	764,581
7.500%, 06/01/30 (144A)	229,000	229,973
FTAI Infra Escrow Holdings LLC 10.500%, 06/01/27 (144A) (a)	285,000	283,575
Genesis Energy LP/Genesis Energy Finance Corp. 6.500%, 10/01/25	282,000	277,154
7.750%, 02/01/28	370,000	350,748
8.875%, 04/15/30	403,000	393,485
Harvest Midstream I LP 7.500%, 09/01/28 (144A)	131,000	126,629
Hess Midstream Operations LP 4.250%, 02/15/30 (144A)	650,000	548,105
Howard Midstream Energy Partners LLC 8.875%, 07/15/28 (144A)	735,000	741,431

Pipelines—(Continued)
ITT Holdings LLC 6.500%, 08/01/29 (144A)	917,000	777,271
Kinetik Holdings LP 5.875%, 06/15/30 (144A) (a)	835,000	782,812
New Fortress Energy, Inc. 6.500%, 09/30/26 (144A)	612,000	563,488
6.750%, 09/15/25 (144A)	2,399,000	2,290,100
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.500%, 02/01/26 (144A) (a)	744,000	735,844
NuStar Logistics LP 5.750%, 10/01/25	302,000	293,695
6.000%, 06/01/26	239,000	231,882
6.375%, 10/01/30	53,000	50,205
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A)	136,000	121,134
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.500%, 01/15/28 (144A)	164,000	149,240
6.000%, 03/01/27 (144A) (a)	115,000	108,084
6.000%, 12/31/30 (144A)	79,000	69,734
6.000%, 09/01/31 (144A)	361,000	314,675
7.500%, 10/01/25 (144A)	35,000	34,904
Venture Global Calcasieu Pass LLC 3.875%, 08/15/29 (144A)	2,366,000	1,990,937
3.875%, 11/01/33 (144A)	2,334,000	1,812,176
4.125%, 08/15/31 (144A)	1,078,000	884,629
Venture Global LNG, Inc. 8.125%, 06/01/28 (144A) (a)	3,658,000	3,621,943
8.375%, 06/01/31 (144A)	5,610,000	5,514,978
Western Midstream Operating LP 5.250%, 02/01/50	1,227,000	955,875
5.300%, 03/01/48	833,000	650,192
5.450%, 04/01/44	466,000	375,645
5.500%, 08/15/48	243,000	193,214

		39,429,807

Real Estate—0.4%
ADLER Group SA 21.000%, 07/31/25 (EUR)	100,000	105,725
Agps Bondco PLC 5.500%, 11/13/26 (EUR)	200,000	83,755
6.000%, 08/05/25 (EUR)	200,000	91,431
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. 7.000%, 04/15/30 (144A) (a)	1,359,227	1,226,702
Cushman & Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	840,000	774,984
8.875%, 09/01/31	413,000	399,578
Fastighets AB Balder 2.873%, 5Y EUR Swap + 3.188%, 06/02/81 (EUR) (b)	100,000	72,710
Greystar Real Estate Partners LLC 7.750%, 09/01/30	58,000	57,297
Heimstaden Bostad AB 2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	45,726
Heimstaden Bostad Treasury BV 1.375%, 03/03/27 (EUR)	100,000	84,939

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Howard Hughes Corp. 4.125%, 02/01/29 (144A)	382,000	$305,600
4.375%, 02/01/31 (144A)	308,000	236,322
5.375%, 08/01/28 (144A)	7,000	6,168
SBB Treasury Oyj 1.125%, 11/26/29 (EUR)	100,000	60,152
Tropicana Entertainment LLC/Tropicana Finance Corp. 9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. PLC 6.464%, 03/30/32 (GBP)	17,000	19,904

		3,570,993

Real Estate Investment Trusts—2.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.500%, 04/01/27 (144A)	441,000	367,512
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%, 12/15/27 (144A)	252,000	195,110
GLP Capital LP/GLP Financing II, Inc. 3.250%, 01/15/32 (a)	960,000	745,045
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/26 (144A) (a)	513,000	455,971
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/32 (144A)	480,000	394,528
Iron Mountain U.K. PLC 3.875%, 11/15/25 (GBP)	100,000	114,995
Iron Mountain, Inc. 5.625%, 07/15/32 (144A)	214,000	184,747
7.000%, 02/15/29 (144A)	1,558,000	1,523,776
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%, 02/01/27 (144A) (a)	384,000	335,858
4.750%, 06/15/29 (144A)	178,000	143,789
5.250%, 10/01/25 (144A)	116,000	111,685
MPT Operating Partnership LP/MPT Finance Corp. 2.500%, 03/24/26 (GBP)	737,000	681,136
2.550%, 12/05/23 (GBP)	271,000	320,886
3.500%, 03/15/31	2,335,000	1,458,137
4.625%, 08/01/29 (a)	979,000	693,390
RHP Hotel Properties LP/RHP Finance Corp. 4.500%, 02/15/29 (144A)	482,000	413,052
4.750%, 10/15/27	1,222,000	1,112,020
7.250%, 07/15/28	907,000	891,121
RLJ Lodging Trust LP 3.750%, 07/01/26 (144A) (a)	353,000	319,250
4.000%, 09/15/29 (144A) (a)	268,000	219,476
SBA Communications Corp. 3.125%, 02/01/29	1,897,000	1,582,235
3.875%, 02/15/27	1,475,000	1,351,507
Service Properties Trust 7.500%, 09/15/25 (a)	461,000	452,903
Starwood Property Trust, Inc. 4.375%, 01/15/27 (144A)	101,000	88,097
5.500%, 11/01/23 (144A)	68,000	67,861
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.500%, 02/15/28 (144A)	1,988,000	1,947,152

Real Estate Investment Trusts—(Continued)
VICI Properties LP 4.950%, 02/15/30	523,000	478,528
5.625%, 05/15/52	807,000	668,273
VICI Properties LP/VICI Note Co., Inc. 4.125%, 08/15/30 (144A)	624,000	530,637
4.625%, 12/01/29 (144A)	1,248,000	1,107,038

		18,955,715

Retail—2.3%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/28 (144A)	412,000	369,581
4.000%, 10/15/30 (144A)	163,000	135,449
4.375%, 01/15/28 (144A)	455,000	410,113
5.750%, 04/15/25 (144A)	296,000	293,730
Arko Corp. 5.125%, 11/15/29 (144A)	502,000	404,883
Asbury Automotive Group, Inc.
4.500%, 03/01/28	282,000	252,450
4.750%, 03/01/30 (a)	57,000	48,713
5.000%, 02/15/32 (144A)	365,000	302,417
Beacon Roofing Supply, Inc. 4.125%, 05/15/29 (144A)	323,000	276,165
6.500%, 08/01/30 (144A)	708,000	686,130
Constellation Automotive Financing PLC 4.875%, 07/15/27 (GBP)	100,000	92,728
eG Global Finance PLC 6.750%, 02/07/25 (144A)	635,000	623,887
8.500%, 10/30/25 (144A)	485,000	477,325
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/29 (144A)	124,000	105,090
6.750%, 01/15/30 (144A) (a)	177,000	144,273
Foundation Building Materials, Inc. 6.000%, 03/01/29 (144A)	201,000	167,281
Goldstory SAS 5.375%, 03/01/26 (EUR)	100,000	102,514
GYP Holdings III Corp. 4.625%, 05/01/29 (144A)	967,000	833,003
IRB Holding Corp. 7.000%, 06/15/25 (144A)	315,000	315,082
Ken Garff Automotive LLC 4.875%, 09/15/28 (144A)	286,000	244,241
LCM Investments Holdings II LLC 4.875%, 05/01/29 (144A)	761,000	647,007
8.250%, 08/01/31 (144A)	699,000	679,023
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	345,000	290,766
Murphy Oil USA, Inc. 4.750%, 09/15/29	302,000	272,289
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/26 (144A)	309,000	289,875
Penske Automotive Group, Inc. 3.500%, 09/01/25	423,000	400,279
PetSmart, Inc./PetSmart Finance Corp. 4.750%, 02/15/28 (144A)	250,000	218,860
7.750%, 02/15/29 (144A)	2,183,000	2,034,313

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/26 (144A)	235,000	$219,759
SRS Distribution, Inc. 4.625%, 07/01/28 (144A)	2,132,000	1,841,843
6.000%, 12/01/29 (144A) (a)	2,286,000	1,920,240
6.125%, 07/01/29 (144A) (a)	1,360,000	1,158,249
Staples, Inc. 7.500%, 04/15/26 (144A) (a)	446,000	366,765
Stonegate Pub Co. Financing 2019 PLC 8.250%, 07/31/25 (GBP)	100,000	115,312
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A)	238,000	198,666
White Cap Buyer LLC 6.875%, 10/15/28 (144A) (a)	3,961,000	3,500,774
White Cap Parent LLC 8.250%, 9.000% PIK, 03/15/26 (144A) (c)	538,000	519,077

		20,958,152

Semiconductors—0.7%
Entegris Escrow Corp. 4.750%, 04/15/29 (144A)	5,959,000	5,357,190
Entegris, Inc. 4.375%, 04/15/28 (144A) (a)	306,000	272,363
Synaptics, Inc. 4.000%, 06/15/29 (144A)	437,000	360,525

		5,990,078

Software—4.7%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	954,000	924,874
Alteryx, Inc. 8.750%, 03/15/28 (144A) (a)	637,000	634,157
AthenaHealth Group, Inc. 6.500%, 02/15/30 (144A) (a)	6,400,000	5,353,646
Boxer Parent Co., Inc. 6.500%, 10/02/25 (EUR)	200,000	209,494
7.125%, 10/02/25 (144A)	689,000	685,556
9.125%, 03/01/26 (144A)	1,989,000	1,983,431
Camelot Finance SA 4.500%, 11/01/26 (144A)	609,000	562,222
Capstone Borrower, Inc. 8.000%, 06/15/30 (144A)	869,000	848,361
Cedacri Mergeco SPA 9.281%, 3M EURIBOR + 5.500%, 05/15/28 (EUR) (b)	100,000	104,800
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000%, 06/15/29 (144A)	1,257,000	1,252,349
Central Parent, Inc./CDK Global, Inc. 7.250%, 06/15/29 (144A)	1,262,000	1,223,525
Clarivate Science Holdings Corp. 3.875%, 07/01/28 (144A)	3,154,000	2,730,419
4.875%, 07/01/29 (144A)	1,857,000	1,582,809
Cloud Software Group, Inc. 6.500%, 03/31/29 (144A) (a)	9,622,000	8,509,030
9.000%, 09/30/29 (144A) (a)	3,832,000	3,330,011

Software—(Continued)
Consensus Cloud Solutions, Inc. 6.000%, 10/15/26 (144A)	197,000	181,328
6.500%, 10/15/28 (144A)	179,000	152,551
Dun & Bradstreet Corp. 5.000%, 12/15/29 (144A) (a)	1,923,000	1,657,890
Elastic NV 4.125%, 07/15/29 (144A) (a)	1,009,000	859,320
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	725,000	648,207
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.625%, 05/01/28 (144A)	250,000	215,245
MicroStrategy, Inc. 6.125%, 06/15/28 (144A)	1,471,000	1,306,454
Open Text Corp. 6.900%, 12/01/27 (144A)	2,404,000	2,409,471
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	215,000	179,525
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	2,197,000	2,073,177
Twilio, Inc. 3.625%, 03/15/29	396,000	331,509
3.875%, 03/15/31	743,000	604,121
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.500%, 09/01/25 (144A)	576,000	481,256
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%, 02/01/29 (144A)	2,200,000	1,833,579

		42,868,317

Telecommunications—4.7%
Altice France SA 2.500%, 01/15/25 (EUR)	100,000	99,910
5.125%, 07/15/29 (144A)	2,295,000	1,631,529
5.500%, 10/15/29 (144A)	1,120,000	805,409
5.875%, 02/01/27 (EUR)	100,000	90,730
8.125%, 02/01/27 (144A)	1,876,000	1,663,630
British Telecommunications PLC 8.375%, 5Y UKG + 3.820%, 12/20/83 (GBP) (b)	100,000	121,704
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	1,324,000	1,260,386
CommScope, Inc. 4.750%, 09/01/29 (144A)	1,472,000	1,082,721
6.000%, 03/01/26 (144A) (a)	346,000	322,897
Connect Finco Sarl/Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	5,256,000	4,902,259
Eutelsat SA 1.500%, 10/13/28 (EUR)	100,000	78,230
Frontier Communications Holdings LLC 5.000%, 05/01/28 (144A)	1,753,000	1,496,751
5.875%, 10/15/27 (144A) (a)	603,000	548,409
8.750%, 05/15/30 (144A)	3,507,000	3,329,810
Global Switch Holdings Ltd. 2.250%, 05/31/27 (EUR)	100,000	97,371
Hughes Satellite Systems Corp. 5.250%, 08/01/26	263,000	236,486

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Iliad Holding SASU 5.625%, 10/15/28 (EUR)	100,000	$98,194
6.500%, 10/15/26 (144A)	2,309,000	2,169,336
7.000%, 10/15/28 (144A)	742,000	675,425
Level 3 Financing, Inc. 3.400%, 03/01/27 (144A)	2,078,000	1,945,797
3.625%, 01/15/29 (144A)	252,000	141,120
4.625%, 09/15/27 (144A)	2,780,000	1,999,284
10.500%, 05/15/30 (144A)	2,318,000	2,333,271
Liberty Costa Rica Senior Secured Finance 10.875%, 01/15/31 (144A)	301,000	301,752
Ligado Networks LLC 15.500%, 11/01/23 (144A) (c)	720,170	259,261
Lorca Telecom Bondco SA 4.000%, 09/18/27 (EUR)	200,000	196,232
Lumen Technologies, Inc. 4.000%, 02/15/27 (144A)	1,203,000	792,115
Sable International Finance Ltd. 5.750%, 09/07/27 (144A)	273,000	247,747
SES SA 5.625%, 5Y EUR Swap + 5.401%, 01/29/24 (EUR) (b)	100,000	104,980
SoftBank Group Corp. 2.125%, (EUR)	100,000	102,421
3.875%, (EUR)	100,000	80,606
4.500%, (EUR)	200,000	207,750
Telecom Italia Capital SA 6.000%, 09/30/34	1,133,000	944,674
6.375%, 11/15/33	506,000	438,739
7.200%, 07/18/36	179,000	159,271
7.721%, 06/04/38	211,000	193,065
Telecom Italia Finance SA 7.750%, 01/24/33 (EUR)	42,000	47,071
Telecom Italia SpA 1.625%, 01/18/29 (EUR)	152,000	125,544
5.303%, 05/30/24 (144A) (a)	271,000	266,444
6.875%, 02/15/28 (EUR)	100,000	106,269
7.875%, 07/31/28 (EUR)	226,000	247,348
Telefonica Europe BV 6.135%, 7Y EUR Swap + 3.347%, 02/03/30 (EUR) (b)	200,000	203,017
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (EUR) (b)	100,000	104,281
7.125%, 6Y EUR Swap + 4.322%, 08/23/28 (EUR) (b)	100,000	108,368
Viasat, Inc. 5.625%, 09/15/25 (144A)	1,733,000	1,600,859
5.625%, 04/15/27 (144A)	299,000	259,043
7.500%, 05/30/31	144,000	95,112
Viavi Solutions, Inc. 3.750%, 10/01/29 (144A)	602,000	489,366
Vmed O2 U.K. Financing I PLC 4.000%, 01/31/29 (GBP)	100,000	99,438
4.250%, 01/31/31 (144A)	213,000	169,613
4.500%, 07/15/31 (GBP)	134,000	127,734
4.750%, 07/15/31 (144A)	673,000	543,699
Vodafone Group PLC 2.625%, 5Y EUR Swap + 3.002%, 08/27/80 (EUR) (b)	100,000	96,226
3.000%, 5Y EUR Swap + 3.477%, 08/27/80 (EUR) (b)	100,000	85,658
6.500%, 5Y EUR Swap + 3.489%, 08/30/84 (EUR) (b)	125,000	133,133

Telecommunications—(Continued)
Zayo Group Holdings, Inc. 4.000%, 03/01/27 (144A) (a)	7,354,000	5,455,826
6.125%, 03/01/28 (144A)	1,823,000	1,171,678

		42,694,999

Toys/Games/Hobbies—0.1%
Mattel, Inc. 5.450%, 11/01/41	462,000	381,070
6.200%, 10/01/40	659,000	586,951

		968,021

Transportation—0.1%
Forward Air Corp. 9.500%, 10/15/31	1,017,000	1,016,288
Poste Italiane SpA 2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	122,095
XPO Escrow Sub LLC 7.500%, 11/15/27 (144A)	223,000	225,462

		1,363,845

Trucking & Leasing—0.5%
Fortress Transportation & Infrastructure Investors LLC 5.500%, 05/01/28 (144A)	2,362,000	2,141,357
6.500%, 10/01/25 (144A)	1,261,000	1,239,367
9.750%, 08/01/27 (144A)	1,125,000	1,163,632

		4,544,356

Total Corporate Bonds & Notes (Cost $860,105,580)		805,866,813

Floating Rate Loans (h)—8.6%

Advertising—0.2%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 8.851%, 3M TSFR + 3.500%, 08/21/26	2,305,398	2,244,561

Aerospace/Defense—0.1%
Bleriot U.S. Bidco, Inc.
2023 Term Loan B, 9.652%, 3M TSFR + 4.000%, 10/31/28	166,577	166,948
Dynasty Acquisition Co., Inc.
2023 Term Loan B1, 9.316%, 1M TSFR + 4.000%, 08/24/28	554,945	554,740
2023 Term Loan B2, 9.316%, 1M TSFR + 4.000%, 08/24/28	237,834	237,746

		959,434

Airlines—0.2%
Air Canada Term Loan B, 9.128%, 3M TSFR + 3.500%, 08/11/28	172,942	173,312
American Airlines, Inc. Term Loan, 10.338%, 3M TSFR + 4.750%, 04/20/28	1,554,660	1,604,119
United Airlines, Inc. Term Loan B, 9.182%, 1M TSFR + 3.750%, 04/21/28	550,096	553,659

		2,331,090

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Apparel—0.0%
Hanesbrands, Inc. Term Loan B, 9.066%, 1M TSFR + 3.750%, 03/08/30	204,232	$200,658

Auto Parts & Equipment—0.0%
Tenneco, Inc.
2022 Term Loan B, 10.477%, 3M TSFR + 5.000%, 11/17/28	496,000	422,376

Beverages—0.0%
Naked Juice LLC
2nd Lien Term Loan, 11.490%, 3M TSFR + 6.000%, 01/24/30	83,000	68,208
Term Loan, 8.740%, 3M TSFR + 3.250%, 01/24/29	68,826	65,669

		133,877

Building Materials—0.1%
Chamberlain Group, Inc. Term Loan B, 8.568%, 1M TSFR + 3.250%, 11/03/28	463,095	457,065

Chemicals—0.4%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, 13.166%, 1M TSFR + 7.750%, 11/24/28	237,600	222,305
Ascend Performance Materials Operations LLC Term Loan B, 10.150%, 3M TSFR + 4.750%, 08/27/26	16,212	15,922
Discovery Purchaser Corp. Term Loan, 9.765%, 3M TSFR + 4.375%, 10/04/29	1,370,643	1,324,383
Lonza Group AG
USD Term Loan B, 9.325%, 3M TSFR + 3.925%, 07/03/28	377,719	336,170
Momentive Performance Materials, Inc. Term Loan, 9.816%, 1M TSFR + 4.500%, 03/29/28	574,115	560,240
New Arclin U.S. Holding Corp. Term Loan, 9.166%, 1M TSFR + 3.750%, 09/30/28	510,227	505,603
Nouryon Finance BV
USD Term Loan B, 9.427%, 1M TSFR + 4.000%, 04/03/28	656,355	651,268
Olympus Water U.S. Holding Corp.
2023 Incremental Term Loan, 10.390%, 3M TSFR + 5.000%, 11/09/28	68,035	68,018

		3,683,909

Commercial Services—0.9%
AVSC Holding Corp.
2nd Lien Term Loan, 12.681%, 1M TSFR + 7.250%, 09/01/25	328,784	306,591
CoreLogic, Inc.
2nd Lien Term Loan, 11.931%, 1M TSFR + 6.500%, 06/04/29	524,226	440,022
Term Loan, 8.818%, 1M TSFR + 3.500%, 06/02/28	336,284	311,553
Galaxy U.S. Opco, Inc. Term Loan, 10.066%, 1M TSFR + 4.750%, 04/29/29	344,398	330,191
GTCR W Merger Sub LLC
USD Term Loan B, 09/20/30 (i)	1,178,000	1,178,462
OMNIA Partners LLC
Delayed Draw Term Loan, 07/25/30 (j)	23,994	24,036
Term Loan B, 9.601%, 3M TSFR + 4.250%, 07/25/30	251,993	252,426

Commercial Services—(Continued)
PECF USS Intermediate Holding III Corp. Term Loan B, 9.568%, 3M TSFR + 4.250%, 12/15/28	320,700	258,381
Sabre GLBL, Inc. Term Loan B1, 8.931%, 1M TSFR + 3.500%, 12/17/27	145,697	128,396
Term Loan B2, 8.931%, 1M TSFR + 3.500%, 12/17/27	228,561	201,419
TruGreen LP
2nd Lien Term Loan, 14.131%, 3M TSFR + 8.500%, 11/02/28	378,000	257,985
Verscend Holding Corp.
2nd Lien Term Loan, 12.318%, 1M TSFR + 7.000%, 04/02/29	2,161,960	2,166,014
Term Loan B, 9.431%, 1M TSFR + 4.000%, 08/27/25	2,339,963	2,343,803

		8,199,279

Computers—0.7%
Amentum Government Services Holdings LLC Term Loan B, 9.431%, 1M TSFR + 4.000%, 01/29/27	139,320	138,624
Magenta Buyer LLC
USD 1st Lien Term Loan, 10.631%, 3M TSFR + 5.000%, 07/27/28	1,651,202	1,239,580
USD 2nd Lien Term Loan, 13.881%, 3M TSFR + 8.250%, 07/27/29	1,089,000	506,385
McAfee LLC
USD Term Loan B, 9.180%, 1M TSFR + 3.750%, 03/01/29	1,430,754	1,401,245
Peraton Corp.
2nd Lien Term Loan B1, 13.233%, 3M TSFR + 7.750%, 02/01/29	1,532,017	1,503,291
Term Loan B, 9.166%, 1M TSFR + 3.750%, 02/01/28	1,315,923	1,314,141

		6,103,266

Cosmetics/Personal Care—0.1%
KDC/ONE Development Corp., Inc.
2023 USD Term Loan B, 10.316%, 1M TSFR + 5.000%, 08/15/28	533,000	515,094

Diversified Financial Services—0.2%
AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 12.030%, 3M TSFR + 6.500%, 08/02/29	485,964	464,096
Deerfield Dakota Holding LLC
USD 2nd Lien Term Loan, 12.402%, 3M TSFR + 6.750%, 04/07/28	558,000	529,170
USD Term Loan B, 9.140%, 3M TSFR + 3.750%, 04/09/27	526,858	515,882

		1,509,148

Electronics—0.1%
Roper Industrial Products Investment Co. LLC
USD Term Loan, 9.890%, 3M TSFR + 4.500%, 11/22/29	669,305	671,516

Engineering & Construction—0.4%
Brand Industrial Services, Inc.
2023 Term Loan B, 10.872%, 3M TSFR + 5.500%, 08/01/30	3,232,000	3,156,248

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Brown Group Holding LLC
Incremental Term Loan B2, 9.066%, 3M TSFR + 3.750%, 07/02/29	318,198	$318,348
KKR Apple Bidco LLC
Incremental Term Loan, 9.316%, 1M TSFR + 4.000%, 09/22/28	445,754	445,977

		3,920,573

Entertainment—0.0%
Ontario Gaming GTA LP Term Loan B, 9.640%, 3M TSFR + 4.250%, 08/01/30	330,000	330,645

Environmental Control—0.1%
Madison IAQ LLC Term Loan, 8.689%, 1M TSFR + 3.250%, 06/21/28	660,055	649,659

Food—0.0%
Chobani LLC Term Loan B, 8.931%, 1M TSFR + 3.500%, 10/25/27	128,634	128,875

Healthcare-Products—0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, 09/14/28 (i)	568,000	561,610
Term Loan, 8.755%, 3M TSFR + 3.250%, 05/10/27	682,445	663,800

		1,225,410

Healthcare-Services—0.3%
Quorum Health Corp. Term Loan, 13.631%, 3M TSFR + 8.250%, 04/29/25 †	563,516	395,870
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 9.072%, 3M TSFR + 3.750%, 11/16/25	570,333	569,824
Star Parent, Inc.
2023 Term Loan B, 09/19/30 (i)	1,593,000	1,559,609
Surgery Center Holdings, Inc. Term Loan, 9.189%, 1M TSFR + 3.750%, 08/31/26	275,683	276,217

		2,801,520

Housewares—0.2%
Solis IV BV
USD Term Loan B1, 8.891%, 3M TSFR + 3.500%, 02/26/29	594,475	580,356
Springs Windows Fashions LLC Term Loan B, 9.318%, 1M TSFR + 4.000%, 10/06/28	1,143,585	974,907

		1,555,263

Insurance—0.0%
Jones Deslauriers Insurance Management, Inc.
2023 Term Loan B, 9.615%, 3M TSFR + 4.250%, 03/15/30	357,000	359,236

Internet—0.4%
I-Logic Technologies Bidco Ltd. Term Loan B, 9.540%, 3M TSFR + 4.000%, 02/16/28	242,396	239,729

Internet—(Continued)
MH Sub I LLC
2nd Lien Term Loan, 11.566%, 1M TSFR + 6.250%, 02/23/29	129,000	115,032
Term Loan, 9.566%, 1M TSFR + 4.250%, 05/03/28	1,675,800	1,623,790
Proofpoint, Inc.
2nd Lien Term Loan, 11.681%, 1M TSFR + 6.250%, 08/31/29	969,225	974,071
PUG LLC
USD Term Loan, 8.931%, 1M TSFR + 3.500%, 02/12/27	369,564	349,585

		3,302,207

Investment Companies—0.0%
GIP Pilot Acquisition Partners LP Term Loan, 09/18/30 (i)	339,000	338,576

Leisure Time—0.0%
Peloton Interactive, Inc. Term Loan, 12.263%, 6M TSFR + 6.500%, 05/25/27	279,463	280,685

Lodging—0.1%
Fertitta Entertainment LLC Term Loan B, 9.316%, 1M TSFR + 4.000%, 01/27/29	738,806	732,761

Machinery-Diversified—0.4%
SPX Flow, Inc. Term Loan, 9.916%, 1M TSFR + 4.500%, 04/05/29	1,035,358	1,034,953
Titan Acquisition Ltd. Term Loan B, 8.652%, 3M LIBOR + 3.000%, 03/28/25	2,321,214	2,304,000

		3,338,953

Media—0.3%
DirecTV Financing LLC Term Loan, 10.431%, 1M TSFR + 5.000%, 08/02/27	2,235,912	2,187,891
Radiate Holdco LLC Term Loan B, 8.681%, 1M TSFR + 3.250%, 09/25/26	560,594	460,213

		2,648,104

Metal Fabricate/Hardware—0.0%
Grinding Media, Inc. Term Loan B, 9.530%, 3M TSFR + 4.000%, 10/12/28	255,782	254,184

Mining—0.1%
Arsenal AIC Parent LLC Term Loan, 9.879%, 3M TSFR + 4.500%, 08/18/30	557,000	556,861

Oil & Gas Services—0.0%
Lealand Finance Co. BV
Make Whole Term Loan, 8.318%, 1M TSFR + 3.000%, 06/28/24	31,220	22,634

Packaging & Containers—0.1%
Mauser Packaging Solutions Holding Co. Term Loan B, 9.330%, 1M TSFR + 4.000%, 08/14/26	185,115	185,166

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Trident TPI Holdings, Inc.
USD Term Loan, 9.890%, 3M TSFR + 4.500%, 09/15/28	669,323	$669,323

		854,489

Pharmaceuticals—0.1%
Amneal Pharmaceuticals LLC Term Loan B, 8.818%, 1M TSFR + 3.500%, 05/04/25	186,501	183,646
Gainwell Acquisition Corp. Term Loan B, 9.490%, 3M TSFR + 4.000%, 10/01/27	617,712	603,813

		787,459

Pipelines—0.1%
Freeport LNG Investments LLLP Term Loan B, 9.088%, 3M TSFR + 3.500%, 12/21/28	805,298	799,007

Real Estate—0.1%
Cushman & Wakefield U.S. Borrower LLC
2023 Term Loan B, 9.316%, 1M TSFR + 4.000%, 01/31/30	544,000	540,600

Retail—0.2%
SRS Distribution, Inc.
Incremental Term Loan, 8.916%, 1M TSFR + 3.500%, 06/02/28	613,969	608,982
White Cap Buyer LLC Term Loan B, 9.066%, 1M TSFR + 3.750%, 10/19/27	917,792	917,271

		1,526,253

Software—2.0%
Ascend Learning LLC
2nd Lien Term Loan, 11.166%, 1M TSFR + 5.750%, 12/10/29	345,000	297,907
Term Loan, 8.916%, 3M TSFR + 3.500%, 12/11/28	416,395	397,657
Athenahealth Group, Inc. Term Loan B, 8.568%, 1M TSFR + 3.250%, 02/15/29	4,722,374	4,643,666
Banff Merger Sub, Inc.
2021 USD Term Loan, 9.181%, 1M TSFR + 3.750%, 10/02/25	180,633	180,658
USD 2nd Lien Term Loan, 10.931%, 1M TSFR + 5.500%, 02/27/26	1,141,000	1,141,000
CDK Global, Inc.
USD Term Loan B, 9.640%, 3M TSFR + 4.250%, 07/06/29	265,990	266,350
Cloud Software Group, Inc.
USD Term Loan, 9.990%, 3M TSFR + 4.500%, 03/30/29	2,060,717	1,985,629
Cloudera, Inc.
2nd Lien Term Loan, 11.416%, 1M TSFR + 6.000%, 10/08/29	941,564	897,624
Term Loan, 9.166%, 1M TSFR + 3.750%, 10/08/28	549,232	543,190
Epicor Software Corp.
2nd Lien Term Loan, 13.166%, 1M TSFR + 7.750%, 07/31/28	210,000	211,334
Term Loan, 8.681%, 1M TSFR + 3.250%, 07/30/27	268,049	268,113
Helios Software Holdings, Inc.
USD Term Loan B, 9.290%, 3M TSFR + 3.750%, 03/11/28	213,374	211,741
Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Planview Parent, Inc.
2nd Lien Term Loan, 12.740%, 3M TSFR + 7.250%, 12/18/28	370,000	336,700
Polaris Newco LLC
USD Term Loan B, 9.431%, 1M TSFR + 4.000%, 06/02/28	610,738	586,309
Realpage, Inc.
2nd Lien Term Loan, 11.931%, 1M TSFR + 6.500%, 04/23/29	1,610,154	1,618,707
Sophia LP
2nd Lien Term Loan, 13.416%, 1M TSFR + 8.000%, 10/09/28	1,828,000	1,839,425
Term Loan B, 8.816%, 1M TSFR + 3.500%, 10/07/27	704,228	703,700
Sovos Compliance LLC Term Loan, 9.931%, 1M TSFR + 4.500%, 08/11/28	468,323	461,562
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, 10.618%, 3M TSFR + 5.250%, 05/03/27	1,214,500	1,214,934
Term Loan B, 9.219%, 3M TSFR + 3.750%, 05/04/26	227,887	227,997

		18,034,203

Telecommunications—0.5%
Altice France SA
USD Term Loan B14, 10.808%, 3M TSFR + 5.500%, 08/15/28	284,623	258,385
Delta TopCo, Inc. Term Loan B, 9.069%, 6M TSFR + 3.750%, 12/01/27	456,737	453,029
Digicel International Finance Ltd.
Exit Term Loan B, 8.981%, 6M LIBOR + 3.250%, 05/28/24	1,517,404	1,375,147
Intelsat Jackson Holdings SA
Exit Term Loan B, 9.772%, 3M TSFR + 4.250%, 02/01/29	1,298,257	1,297,953
ViaSat, Inc.
2023 Term Loan, 05/30/30 (i)	672,000	638,400
Zayo Group Holdings, Inc.
USD Term Loan, 8.431%, 1M TSFR + 3.000%, 03/09/27	844,358	689,543

		4,712,457

Transportation—0.1%
Forward Air Corp. Term Loan B, 09/20/30 (i)	568,000	555,694

Total Floating Rate Loans (Cost $79,202,223)		77,687,581

Common Stocks—0.5%

Chemicals—0.1%
Element Solutions, Inc.	23,823	467,169

Containers & Packaging—0.0%
Ardagh Metal Packaging SA	75,788	237,217

Energy Equipment & Services—0.0%
Nine Energy Service, Inc. (a) (k)	1,095	4,512

Financial Services—0.0%
Block, Inc. (k)	2,424	107,286

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Ground Transportation—0.0%
Uber Technologies, Inc. (k)	8,003	$368,058

Hotels, Restaurants & Leisure—0.1%
Aramark	8,912	309,246
Carnival Corp. (a) (k)	31,083	426,459

		735,705

IT Services—0.0%
Twilio, Inc. - Class A (k)	1,208	70,704

Metals & Mining—0.1%
Constellium SE (k)	71,641	1,303,866

Pharmaceuticals—0.1%
Catalent, Inc. (a) (k)	14,942	680,309

Real Estate Management & Development—0.0%
ADLER Group SA † (f) (k)	2,353	1,167
ADLER Group SA (k)	5,211	2,667

		3,834

Software—0.1%
Informatica, Inc. - Class A (k)	27,646	582,501

Total Common Stocks (Cost $5,094,586)		4,561,161

Convertible Bonds—0.2%

Commercial Services—0.0%
Nexi SpA
Zero Coupon, 02/24/28 (EUR)	200,000	160,698

Computers—0.0%
Atos SE
Zero Coupon, 11/06/24 (EUR)	200,000	176,742

Engineering & Construction—0.0%
Cellnex Telecom SA 0.750%, 11/20/31 (EUR)	100,000	81,086
2.125%, 08/11/30 (EUR)	100,000	100,496

		181,582

Internet—0.1%
Uber Technologies, Inc.
Zero Coupon, 12/15/25	777,000	724,876

Media—0.1%
Cable One, Inc.
Zero Coupon, 03/15/26	230,000	188,140
1.125%, 03/15/28	532,000	395,808

		583,948

Total Convertible Bonds (Cost $2,164,119)		1,827,846

Escrow Shares—0.0%
Security Description	Principal Amount*	Value

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc.	2,229,000	$3,343

Total Escrow Shares (Cost $0)		3,343

Short-Term Investment—1.4%

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $12,332,127; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $12,576,187.	12,329,559	12,329,559

Total Short-Term Investments (Cost $12,329,559)		12,329,559

Securities Lending Reinvestments (l)—7.6%

Certificates of Deposit—1.7%
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (b)	1,000,000	1,000,643
Bank of Nova Scotia 5.600%, SOFR + 0.290%, 11/20/23 (b)	1,000,000	1,000,075
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (b)	1,000,000	1,000,072
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (b)	1,000,000	999,952
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (b)	1,000,000	1,000,098
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (b)	1,000,000	1,000,075
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (b)	1,000,000	1,000,049
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (b)	1,000,000	1,000,152
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (b)	1,000,000	1,000,146
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (b)	1,000,000	1,000,770
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (b)	1,000,000	1,000,931
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (b)	1,000,000	1,000,053
Toronto-Dominion Bank 5.780%, FEDEFF PRV + 0.450%, 10/13/23 (b)	1,000,000	1,000,095
Wells Fargo Bank N.A. 5.780%, SOFR + 0.470%, 11/09/23 (b)	1,000,000	1,000,360

		15,000,371

Commercial Paper—0.2%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (b)	1,000,000	1,000,220

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (b)	1,000,000	$1,000,000

		2,000,220

Repurchase Agreements—2.3%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $2,000,887; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $1,201,276; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $1,224,030.	1,200,000	1,200,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $8,617,861; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $8,786,338.	8,614,056	8,614,056
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $1,024,780.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $1,801,862; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $1,844,603.	1,800,000	1,800,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $5,002,275; collateralized by various Common Stock with an aggregate market value of $5,579,974.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $400,181; collateralized by various Common Stock with an aggregate market value of $445,208.	400,000	400,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,498.	1,000,000	1,000,000

		21,014,056

Mutual Funds—3.4%
Allspring Government Money Market Fund, Select Class 5.270% (m)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (m)	7,000,000	7,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (m)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (m)	7,000,000	7,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (m)	5,000,000	5,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (m)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (m)	4,000,000	4,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (m)	5,000,000	5,000,000

		31,000,000

Total Securities Lending Reinvestments (Cost $69,011,605)		69,014,647

Total Purchased Options—0.0% (n) (Cost $3,811)		4,130
Total Investments—107.2% (Cost $1,027,911,483)		971,295,080
Unfunded Loan Commitments—(0.0)% (Cost $(36,994))		(36,994)
Net Investments—107.2% (Cost $1,027,874,489)		971,258,086
Other assets and liabilities (net)—(7.2)%		(64,911,456)

Net Assets—100.0%		$906,346,630

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $2,187,853, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $85,594,387 and the collateral received consisted of cash in the amount of $69,001,412 and non-cash collateral with a value of $19,921,610. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after September 30, 2023, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(m)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(n)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $665,697,670, which is 73.4% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
ADLER Group SA	04/26/23	2,353	$3	$1,167
Dream Finders Homes, Inc., 8.250%, 08/15/28	08/08/23	320,000	320,000	322,166
Global Aircraft Leasing Co. Ltd., 6.500%, 09/15/24	07/26/19-09/15/22	762,226	773,451	726,020
ION Trading Technologies Sarl, 5.750%, 05/15/28	05/03/21-10/14/21	706,000	712,000	615,575
Quorum Health Corp., 13.631%, 04/29/25	07/07/20-07/10/23	563,516	556,506	395,870
Tele Columbus AG, 3.875%, 05/02/25	12/14/21-01/24/22	209,000	233,423	127,055

				$2,187,853

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	86,000	NWM	10/04/23	USD	104,880	$49

Contracts to Deliver
EUR	2,000	BMO	12/20/23	USD	2,160	37
EUR	200,000	DBAG	12/20/23	USD	213,581	1,356
EUR	100,000	DBAG	12/20/23	USD	107,350	1,237
EUR	78,000	DBAG	12/20/23	USD	83,639	871
EUR	200,000	JPMC	12/20/23	USD	213,565	1,340
EUR	7,564,644	TDB	12/20/23	USD	8,106,992	79,950
EUR	93,000	TDB	12/20/23	USD	99,536	851
EUR	13,256,356	UBSA	12/20/23	USD	14,201,600	134,934
GBP	86,000	BNP	12/20/23	USD	106,976	1,990
GBP	3,000,000	BBP	12/20/23	USD	3,714,891	52,601
GBP	86,000	NWM	12/20/23	USD	104,923	(63)

Net Unrealized Appreciation						$275,153

BHFTI-80

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	12/29/23	135	USD	14,223,516	$(106,078)

Purchased Options

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Euro STOXX 50 Index Futures Contracts	EUR	4,100.000	11/17/23	7	EUR	70	$3,811	$4,130	$319

Written Options

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Euro STOXX 50 Index Futures Contracts	EUR	3,900.000	11/17/23	(7)	EUR	(70)	$(1,689)	$(1,761)	$(72)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41.V1	5.000%	Quarterly	12/20/28	4.781%	USD	9,000,000	$95,454	$104,199	$(8,745)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Intrum AB 3.125%, due 07/15/2024	(5.000%)	Quarterly	06/20/28	JPMC	10.711%	EUR	94,000	$18,582	$20,950	$(2,368)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	12.398%	EUR	1,762	$(322)	$(339)	$17
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	12.398%	EUR	4,952	(904)	(952)	48
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	CBNA	12.398%	EUR	1,437	(262)	(284)	22
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	JPMC	12.398%	EUR	1,849	(338)	(360)	22
CMA CGM SA 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	CSI	1.457%	EUR	77,000	9,782	2,656	7,126
Intrum AB 3.125% due 07/15/24	5.000%	Quarterly	12/20/26	CSI	10.535%	EUR	100,000	(14,994)	5,388	(20,382)

BHFTI-81

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Jaguar Land Rover Automotive PLC 2.200%, due 01/15/24	5.000%	Quarterly	12/20/26	BBP	3.982%	EUR	25,380	$431	$735	$(304)
Jaguar Land Rover Automotive PLC 2.200%, due 01/15/24	5.000%	Quarterly	12/20/26	CSI	3.982%	EUR	24,671	419	756	(337)
Ladbrokes Group Finance PLC 5.125%, due 09/08/23	1.000%	Quarterly	06/20/28	JPMC	1.753%	EUR	15,000	(706)	(986)	280
Ladbrokes Group Finance PLC 5.125%, due 09/08/23	1.000%	Quarterly	06/20/27	JPMC	1.460%	EUR	30,000	(778)	(2,482)	1,704
Ladbrokes Group Finance PLC 5.125%, due 09/16/22	1.000%	Quarterly	06/20/27	JPMC	1.460%	EUR	110,000	(2,854)	(19,461)	16,607
Rolls Royce PLC 2.125%, due 06/18/21	1.000%	Quarterly	06/20/25	CBNA	0.809%	EUR	10,755	16	(670)	686
ThyssenKrupp AG 2.500%, due 02/25/25	5.000%	Quarterly	12/20/23	BBP	0.256%	EUR	50,000	568	155	413
United Group BV 3.625%, due 02/15/28	5.000%	Quarterly	12/20/27	JPMC	5.359%	EUR	41,000	(1,129)	(5,790)	4,661
Virgin Media Finance PLC 3.750%, due 7/15/30	5.000%	Quarterly	12/20/25	JPMC	1.941%	EUR	30,000	2,073	1,991	82

Totals								$(8,998)	$(19,643)	$10,645

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BMO)—	Bank of Montreal
(BNP)—	BNP Paribas SA
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(JPMC)—	JPMorgan Chase Bank N.A.
(NWM)—	NatWest Markets PLC
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(DAC)—	Designated Activity Company
(REIT)—	Real Estate Investment Trust

BHFTI-82

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$10,473,824	$—	$10,473,824
Aerospace/Defense	—	35,254,751	—	35,254,751
Agriculture	—	1,103,890	—	1,103,890
Airlines	—	8,322,014	—	8,322,014
Apparel	—	2,228,432	—	2,228,432
Auto Manufacturers	—	12,390,480	—	12,390,480
Auto Parts & Equipment	—	13,919,546	—	13,919,546
Banks	—	15,218,248	—	15,218,248
Biotechnology	—	107,419	—	107,419
Building Materials	—	13,346,609	—	13,346,609
Chemicals	—	19,654,302	—	19,654,302
Commercial Services	—	50,102,787	—	50,102,787
Computers	—	9,821,174	—	9,821,174
Cosmetics/Personal Care	—	845,856	—	845,856
Distribution/Wholesale	—	1,598,305	—	1,598,305
Diversified Financial Services	—	23,185,519	—	23,185,519
Electric	—	10,701,613	—	10,701,613
Electrical Components & Equipment	—	1,824,819	—	1,824,819
Electronics	—	4,184,266	—	4,184,266
Energy-Alternate Sources	—	166,608	—	166,608
Engineering & Construction	—	5,618,079	—	5,618,079
Entertainment	—	35,652,609	—	35,652,609
Environmental Control	—	10,549,809	—	10,549,809
Food	—	15,501,386	—	15,501,386
Food Service	—	2,558,444	—	2,558,444
Forest Products & Paper	—	88,624	—	88,624
Gas	—	928,613	—	928,613
Hand/Machine Tools	—	2,947,902	—	2,947,902
Healthcare-Products	—	10,961,134	—	10,961,134
Healthcare-Services	—	26,214,483	—	26,214,483
Home Builders	—	3,869,258	—	3,869,258
Home Furnishings	—	676,735	—	676,735
Household Products/Wares	—	990,057	—	990,057
Housewares	—	1,790,065	—	1,790,065
Insurance	—	24,321,108	—	24,321,108
Internet	—	12,403,153	—	12,403,153
Investment Companies	—	6,484,391	—	6,484,391
Iron/Steel	—	7,826,540	—	7,826,540
Leisure Time	—	27,834,465	—	27,834,465
Lodging	—	8,809,503	—	8,809,503
Machinery-Construction & Mining	—	3,419,120	—	3,419,120
Machinery-Diversified	—	11,992,380	—	11,992,380

BHFTI-83

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$—	$42,026,409	$—	$42,026,409
Metal Fabricate/Hardware	—	2,536,244	—	2,536,244
Mining	—	13,225,227	—	13,225,227
Miscellaneous Manufacturing	—	1,338,240	—	1,338,240
Oil & Gas	—	65,082,062	—	65,082,062
Oil & Gas Services	—	7,326,486	—	7,326,486
Packaging & Containers	—	28,400,247	—	28,400,247
Pharmaceuticals	—	8,699,295	—	8,699,295
Pipelines	—	39,429,807	—	39,429,807
Real Estate	—	3,570,993	0	3,570,993
Real Estate Investment Trusts	—	18,955,715	—	18,955,715
Retail	—	20,958,152	—	20,958,152
Semiconductors	—	5,990,078	—	5,990,078
Software	—	42,868,317	—	42,868,317
Telecommunications	—	42,694,999	—	42,694,999
Toys/Games/Hobbies	—	968,021	—	968,021
Transportation	—	1,363,845	—	1,363,845
Trucking & Leasing	—	4,544,356	—	4,544,356
Total Corporate Bonds & Notes	—	805,866,813	0	805,866,813
Total Floating Rate Loans (Less Unfunded Loan Commitments of $36,994)*	—	77,650,587	—	77,650,587
Common Stocks
Chemicals	467,169	—	—	467,169
Containers & Packaging	237,217	—	—	237,217
Energy Equipment & Services	4,512	—	—	4,512
Financial Services	107,286	—	—	107,286
Ground Transportation	368,058	—	—	368,058
Hotels, Restaurants & Leisure	735,705	—	—	735,705
IT Services	70,704	—	—	70,704
Metals & Mining	1,303,866	—	—	1,303,866
Pharmaceuticals	680,309	—	—	680,309
Real Estate Management & Development	—	3,834	—	3,834
Software	582,501	—	—	582,501
Total Common Stocks	4,557,327	3,834	—	4,561,161
Total Convertible Bonds*	—	1,827,846	—	1,827,846
Total Escrow Shares*	—	3,343	—	3,343
Total Short-Term Investment*	—	12,329,559	—	12,329,559
Securities Lending Reinvestments
Certificates of Deposit	—	15,000,371	—	15,000,371
Commercial Paper	—	2,000,220	—	2,000,220
Repurchase Agreements	—	21,014,056	—	21,014,056
Mutual Funds	31,000,000	—	—	31,000,000
Total Securities Lending Reinvestments	31,000,000	38,014,647	—	69,014,647
Total Purchased Options at Value	4,130	—	—	4,130
Total Net Investments	$35,561,457	$935,696,629	$0	$971,258,086

Collateral for Securities Loaned (Liability)	$—	$(69,001,412)	$—	$(69,001,412)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$275,216	$—	$275,216
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(63)	—	(63)
Total Forward Contracts	$—	$275,153	$—	$275,153
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(106,078)	$—	$—	$(106,078)
Total Written Options at Value	$(1,761)	$—	$—	$(1,761)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(8,745)	$—	$(8,745)

BHFTI-84

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$31,871	$—	$31,871
OTC Swap Contracts at Value (Liabilities)	—	(22,287)	—	(22,287)
Total OTC Swap Contracts	$—	$9,584	$—	$9,584

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTI-85

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,505,582	$15,477,378
Baillie Gifford International Stock Portfolio (Class A) (b)	7,303,508	66,388,884
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,877,786	58,662,031
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,710,446	46,528,988
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	4,969,723	40,702,035
Brighthouse/Artisan International Portfolio (Class A) (a)	6,981,413	65,415,841
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	39,979	7,818,202
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,423,745	76,740,314
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	2,979,705	77,055,160
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,775,777	58,551,021
CBRE Global Real Estate Portfolio (Class A) (a)	4,895,707	43,865,536
Frontier Mid Cap Growth Portfolio (Class A) (b) (c)	681,044	15,405,211
Harris Oakmark International Portfolio (Class A) (a)	6,988,122	83,997,221
Invesco Comstock Portfolio (Class A) (a)	7,672,955	90,310,678
Invesco Global Equity Portfolio (Class A) (a)	1,870,765	39,042,871
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	3,627,468	26,915,816
Jennison Growth Portfolio (Class A) (b) (c)	7,004,707	86,297,990
JPMorgan Small Cap Value Portfolio (Class A) (a)	3,168,145	31,301,275
Loomis Sayles Growth Portfolio (Class A) (a)	7,170,517	97,447,320
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	4,323,660	42,501,579
MFS Research International Portfolio (Class A) (a)	4,688,847	51,999,310
MFS Value Portfolio (Class A) (b)	7,623,250	96,967,737
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	1,585,914	7,548,950
Neuberger Berman Genesis Portfolio (Class A) (b)	1,056,505	17,886,634
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,871,332	35,112,980
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	4,903,378	90,124,095
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,757,775	88,946,535
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,378,749	11,746,945
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,541,771	27,227,672
VanEck Global Natural Resources Portfolio (Class A) (b)	2,576,173	30,862,550
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	645,223	11,336,577

Total Mutual Funds (Cost $1,752,105,119)		1,540,185,336

Total Investments—100.0% (Cost $1,752,105,119)		1,540,185,336
Other assets and liabilities (net)—0.0%		(534,592)

Net Assets—100.0%		$1,539,650,744

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,540,185,336	$—	$—	$1,540,185,336
Total Investments	$1,540,185,336	$—	$—	$1,540,185,336

BHFTI-86

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—71.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—71.0%
AB International Bond Portfolio (Class A) (a)	12,628,889	$93,580,068
Allspring Mid Cap Value Portfolio (Class A) (a)	10,737,048	110,376,848
Baillie Gifford International Stock Portfolio (Class A) (b)	22,196,133	201,762,848
BlackRock Bond Income Portfolio (Class A) (b)	6,306,211	544,604,408
BlackRock Capital Appreciation Portfolio (Class A) (b)	514,877	16,084,758
BlackRock High Yield Portfolio (Class A) (a)	10,891,945	75,154,422
Brighthouse Small Cap Value Portfolio (Class A) (a)	7,172,647	89,944,990
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	8,978,441	73,533,430
Brighthouse/Artisan International Portfolio (Class A) (a)	15,851,934	148,532,618
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	568,740	111,222,725
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	11,389,187	103,755,494
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	11,655,533	112,942,112
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	22,102,746	188,757,450
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	13,395,898	96,852,342
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,111,829	28,751,892
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	2,675,990	32,807,643
CBRE Global Real Estate Portfolio (Class A) (a)	7,338,662	65,754,410
Frontier Mid Cap Growth Portfolio (Class A) (b) (c)	4,137,354	93,586,939
Harris Oakmark International Portfolio (Class A) (a)	23,355,964	280,738,685
Invesco Comstock Portfolio (Class A) (a)	696,194	8,194,201
Invesco Global Equity Portfolio (Class A) (a)	3,552,375	74,138,065
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	8,585,898	63,707,360
Jennison Growth Portfolio (Class A) (b) (c)	1,884,695	23,219,444
JPMorgan Core Bond Portfolio (Class A) (a)	37,541,875	319,856,778
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,416,832	63,398,304
Loomis Sayles Growth Portfolio (Class A) (a)	1,329,826	18,072,338
MFS Research International Portfolio (Class A) (a)	17,249,195	191,293,577
MFS Value Portfolio (Class A) (b)	1,854,737	23,592,252
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	7,180,921	34,181,185
Neuberger Berman Genesis Portfolio (Class A) (b)	3,045,477	51,559,933
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	16,460,672	149,792,112
PIMCO Total Return Portfolio (Class A) (a)	44,332,395	410,961,299
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	7,389,092	67,019,069
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	780,515	18,474,786
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	6,492,933	55,319,786
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	5,089,527	89,881,046
TCW Core Fixed Income Portfolio (Class A) (a)	53,041,079	439,710,542
VanEck Global Natural Resources Portfolio (Class A) (b)	8,606,524	103,106,162
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	24,144,072	246,269,539
Western Asset Management U.S. Government Portfolio (Class A) (b)	26,222,388	262,748,330

Total Mutual Funds (Cost $5,992,730,250)		5,183,240,190

U.S. Treasury & Government Agencies—27.8%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—2.7%
Federal Home Loan Mortgage Corp. 4.000%, 05/01/48	4,727	4,265
4.000%, 03/01/50	96,203	86,941
4.000%, 05/01/50	26,198	23,525
5.000%, 08/01/53	29,612,927	27,949,918
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.176%, 11/25/28	2,817,632	2,695,911
Federal National Mortgage Association 2.920%, 03/01/35	2,950,000	2,240,413
3.000%, 12/01/51	29,539,415	24,441,998
3.180%, 07/01/35	2,472,802	2,033,486
4.000%, 08/01/47	22,316	20,251
4.000%, 06/01/48	94,527	85,698
4.000%, 11/01/48	5,469	4,957
4.000%, 03/01/49	964,757	871,835
4.000%, 08/01/49	117,615	106,117
4.000%, 03/01/50	20,430,461	18,355,451
4.000%, 07/01/50	4,119,342	3,722,512
Government National Mortgage Association, TBA 4.000%, TBA (d)	110,000,000	99,098,827
Uniform Mortgage-Backed Security, TBA 4.000%, TBA (d)	16,000,000	14,243,750

		195,985,855

Federal Agencies—0.3%
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 04/15/30	19,500,000	13,997,761
Tennessee Valley Authority 2.875%, 02/01/27	1,700,000	1,596,603
4.250%, 09/15/65	10,000,000	7,929,504

		23,523,868

U.S. Treasury—24.8%
U.S. Treasury Bonds 1.375%, 08/15/50	358,500,000	174,936,797
1.625%, 11/15/50	144,200,000	75,530,382
1.875%, 02/15/51	173,000,000	96,961,094
2.000%, 08/15/51 (e)	57,600,000	33,237,000
2.750%, 11/15/42	132,600,000	96,803,179
2.875%, 05/15/43	126,000,000	93,348,282
2.875%, 11/15/46	114,100,000	81,946,976
2.875%, 05/15/52	56,900,000	40,343,434
3.000%, 11/15/44	80,000,000	59,709,375
3.125%, 02/15/43	89,700,000	69,440,414
3.375%, 05/15/44	99,895,000	79,713,088
3.625%, 02/15/53 (e)	50,000,000	41,351,562
3.625%, 05/15/53 (e)	37,700,000	31,214,422
U.S. Treasury Notes 0.375%, 09/30/27 (f)	125,000,000	105,512,695
0.500%, 02/28/26 (f) (g)	21,100,000	18,996,594
0.750%, 05/31/26	300,000,000	269,425,782
1.375%, 10/31/28	37,900,000	32,334,918
2.750%, 07/31/27 (f) (g)	29,400,000	27,386,789
3.500%, 01/31/28 (f)	75,000,000	71,575,195

BHFTI-87

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 3.500%, 04/30/30	100,000,000	$93,589,844
3.750%, 05/31/30	138,000,000	131,013,750
4.125%, 10/31/27	34,900,000	34,157,012
4.125%, 08/31/30	50,000,000	48,531,250

		1,807,059,834

Total U.S. Treasury & Government Agencies (Cost $2,613,354,743)		2,026,569,557

Corporate Bonds & Notes—2.1%

Banks—2.0%
Bank of America Corp. 3.419%, 3M TSFR + 1.302%, 12/20/28 (h)	20,000,000	17,940,971
Citigroup, Inc. 3.887%, 3M TSFR + 1.825%, 01/10/28 (h)	20,000,000	18,643,771
Cooperatieve Rabobank UA 4.375%, 08/04/25	5,000,000	4,824,954
Goldman Sachs Group, Inc. 3.691%, 3M TSFR + 1.772%, 06/05/28 (h)	10,000,000	9,215,921
3.750%, 02/25/26	19,500,000	18,537,258
HSBC Holdings PLC 4.300%, 03/08/26	20,000,000	19,200,168
5.250%, 03/14/44	3,000,000	2,498,901
JPMorgan Chase & Co. 3.540%, 3M TSFR + 1.642%, 05/01/28 (h)	10,000,000	9,194,946
4.000%, 3M TSFR + 2.745%, 04/01/25 (h)	8,000,000	7,286,723
6.125%, 3M TSFR + 3.592%, 04/30/24 (h)	3,000,000	2,967,674
Mitsubishi UFJ Financial Group, Inc. 2.852%, 1Y H15 + 1.100%, 01/19/33 (h)	5,100,000	4,008,438
Mizuho Financial Group, Inc. 4.254%, 3M TSFR + 1.532%, 09/11/29 (h)	5,000,000	4,593,851
Morgan Stanley 3.591%, 3M TSFR + 1.340%, 07/22/28 (h)	20,000,000	18,247,596
UBS Group AG 3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (h)	3,000,000	1,940,378
Wells Fargo & Co. 5.900%, 3M TSFR + 3.110%, 06/15/24 (h)	8,600,000	8,427,614

		147,529,164

Diversified Financial Services—0.0%
Blackstone Holdings Finance Co. LLC 3.200%, 01/30/52 (144A)	1,300,000	776,747

Electric—0.0%
Israel Electric Corp. Ltd. 3.750%, 02/22/32 (144A)	900,000	739,350
MidAmerican Energy Co. 2.700%, 08/01/52	800,000	453,141

		1,192,491

Telecommunications—0.1%
AT&T, Inc. 3.500%, 09/15/53	2,045,000	1,263,502
3.800%, 12/01/57	1,556,000	985,766

		2,249,268

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,119,000	1,876,379

Total Corporate Bonds & Notes (Cost $168,789,992)		153,624,049

Mortgage-Backed Securities—0.5%

Collateralized Mortgage Obligations—0.2%
Citigroup Mortgage Loan Trust, Inc. 3.000%, 11/27/51 (144A) (h)	19,990,580	15,773,827

Commercial Mortgage-Backed Securities—0.3%
BANK 4.493%, 06/15/55 (h)	15,000,000	13,511,104
BBCMS Mortgage Trust 2.299%, 02/15/54	11,400,000	8,943,844

		22,454,948

Total Mortgage-Backed Securities (Cost $44,540,273)		38,228,775

Municipals—0.0%
Los Angeles Community College District 6.750%, 08/01/49	400,000	454,205
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	1,519,940

Total Municipals (Cost $2,512,922)		1,974,145

Short-Term Investments—1.2%

Repurchase Agreements—1.2%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.370%, due on 10/03/23 with a maturity value of $40,105,982; collateralized by U.S. Treasury Inflated Protected Note at 0.375%, maturing 01/15/27, with a market value of $41,069,957.	40,100,000	40,100,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $5,038,434; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $5,138,161.	5,037,384	5,037,384

BHFTI-88

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Goldman Sachs & Co. LLC Repurchase Agreement dated 09/29/23 at 5.360%, due on 10/02/23 with a maturity value of $7,503,350; collateralized by U.S. Government Agency Obligation at 3.00%, maturing 08/01/52, with a market value of $7,674,152.	7,500,000	$7,500,000
JPMorgan Securities LLC Repurchase Agreement dated 09/29/23 at 5.380%, due on 10/02/23 with a maturity value of $33,815,154; collateralized by U.S. Treasury Bond at 2.375% maturing 05/15/51, with a market value of $33,932,606.	33,800,000	33,800,000

Total Short-Term Investments (Cost $86,437,384)		86,437,384

Total Investments—102.6% (Cost $8,908,365,564)		7,490,074,100

Other assets and liabilities (net)—(2.6)%		(187,050,295)

Net Assets—100.0%		$7,303,023,805

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2023, the market value of securities pledged amounted to $42,661,540.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $72,560,149.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2023, the value of securities pledged amounted to $2,529,343.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $19,230,302, which is 0.3% of net assets.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc	5.430%	09/26/23	10/05/23	USD	10,981,125	$10,981,125
JPMorgan Securities LLC	5.320%	09/22/23	10/06/23	USD	32,422,000	32,422,000

Total						$43,403,125

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Futures Contracts

Futures Contracts – Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/15/23	6,076	USD	1,314,086,900	$(68,114,310)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(TSFR)—	Term Secured Overnight Financing Rate

BHFTI-89

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$5,183,240,190	$—	$—	$5,183,240,190
Total U.S. Treasury & Government Agencies*	—	2,026,569,557	—	2,026,569,557
Total Corporate Bonds & Notes*	—	153,624,049	—	153,624,049
Total Mortgage-Backed Securities*	—	38,228,775	—	38,228,775
Total Municipals*	—	1,974,145	—	1,974,145
Total Short-Term Investments*	—	86,437,384	—	86,437,384
Total Investments	$5,183,240,190	$2,306,833,910	$—	$7,490,074,100

Total Reverse Repurchase Agreements (Liability)	$—	$(43,403,125)	$—	$(43,403,125)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(68,114,310)	$—	$—	$(68,114,310)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-90

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks — 97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.3%
Leonardo DRS, Inc. (a)(b)	178,900	$2,987,630

Automobile Components — 0.9%
Adient PLC (a)	108,000	3,963,600
Atmus Filtration Technologies, Inc. (a)	37,573	783,397
Holley, Inc. (a)(b)	550,747	2,748,228

		7,495,225

Banks — 10.4%
Associated Banc-Corp. (b)	204,618	3,501,014
Bank of NT Butterfield & Son Ltd. (b)	93,400	2,529,272
Cadence Bank	153,400	3,255,148
Columbia Banking System, Inc.	215,441	4,373,452
Comerica, Inc.	51,800	2,152,290
CVB Financial Corp. (b)	40,724	674,797
East West Bancorp, Inc.	98,100	5,170,851
First Financial Bancorp	168,316	3,298,994
First Hawaiian, Inc. (b)	102,379	1,847,941
First Interstate BancSystem, Inc. - Class A (b)	107,487	2,680,726
FNB Corp.	492,950	5,318,930
Hancock Whitney Corp. (b)	318,745	11,790,377
Hope Bancorp, Inc.	303,740	2,688,099
Renasant Corp. (b)	110,440	2,892,424
Sandy Spring Bancorp, Inc.	79,525	1,704,221
SouthState Corp. (b)	89,661	6,039,565
Synovus Financial Corp.	154,350	4,290,930
UMB Financial Corp. (b)	136,947	8,497,561
Valley National Bancorp (b)	685,500	5,867,880
Washington Federal, Inc. (b)	107,100	2,743,902
Webster Financial Corp.	225,088	9,073,297

		90,391,671

Beverages — 0.4%
Primo Water Corp.	282,786	3,902,447

Building Products — 4.5%
CSW Industrials, Inc. (b)	50,182	8,793,894
Griffon Corp.	110,988	4,402,894
Janus International Group, Inc. (a)(b)	243,531	2,605,782
Quanex Building Products Corp. (b)	251,621	7,088,163
Simpson Manufacturing Co., Inc.	30,841	4,620,290
UFP Industries, Inc.	63,919	6,545,306
Zurn Elkay Water Solutions Corp. - Class C (b)	176,700	4,951,134

		39,007,463

Capital Markets — 1.6%
B Riley Financial, Inc. (b)	20,380	835,376
GlassBridge Enterprises, Inc. (a)	572	6,292
MidCap Financial Investment Corp.	172,853	2,376,729
New Mountain Finance Corp.	229,588	2,973,165
Stifel Financial Corp. (b)	112,153	6,890,680
Westwood Holdings Group, Inc.	42,205	428,381

		13,510,623

Chemicals — 6.9%
Ashland, Inc.	31,800	$2,597,424
Avient Corp.	410,298	14,491,725
Ecovyst, Inc. (a)(b)	395,521	3,891,927
Element Solutions, Inc.	48,158	944,378
HB Fuller Co. (b)	76,650	5,258,957
Huntsman Corp.	135,850	3,314,740
Innospec, Inc.	152,201	15,554,942
Mativ Holdings, Inc. (b)	307,776	4,388,886
Minerals Technologies, Inc.	32,980	1,805,985
NewMarket Corp.	17,510	7,967,750

		60,216,714

Commercial Services & Supplies — 1.4%
ACCO Brands Corp.	381,156	2,187,836
Ennis, Inc. (b)	124,388	2,639,513
Matthews International Corp. - Class A (b)	23,170	901,545
UniFirst Corp.	24,740	4,032,867
Viad Corp. (a)(b)	103,830	2,720,346

		12,482,107

Communications Equipment — 0.6%
NetScout Systems, Inc. (a)	111,390	3,121,148
Viavi Solutions, Inc. (a)	262,700	2,401,078

		5,522,226

Construction & Engineering — 1.6%
API Group Corp. (a)	253,429	6,571,414
MasTec, Inc. (a)(b)	77,195	5,555,724
MDU Resources Group, Inc.	106,032	2,076,107

		14,203,245

Construction Materials — 1.9%
Eagle Materials, Inc. (b)	75,305	12,539,789
Knife River Corp. (a)(b)	17,439	851,546
Summit Materials, Inc. - Class A (a)	113,153	3,523,584

		16,914,919

Consumer Finance — 0.3%
Bread Financial Holdings, Inc.	67,600	2,311,920

Consumer Staples Distribution & Retail — 0.4%
Performance Food Group Co. (a)	54,281	3,194,980

Containers & Packaging — 2.3%
Berry Global Group, Inc.	89,103	5,516,367
Myers Industries, Inc. (b)	160,626	2,880,024
Silgan Holdings, Inc. (b)	157,969	6,810,044
TriMas Corp.	204,277	5,057,898

		20,264,333

Electric Utilities — 0.9%
ALLETE, Inc.	68,550	3,619,440
IDACORP, Inc. (b)	9,030	845,659

BHFTI-91

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks —(Continued)

Security Description	Shares	Value

Electric Utilities —(Continued)
OGE Energy Corp.	96,200	$3,206,346

		7,671,445

Electrical Equipment — 1.9%
Atkore, Inc. (a)(b)	85,610	12,772,156
Babcock & Wilcox Enterprises, Inc. (a)(b)	58,511	246,331
Regal Rexnord Corp.	25,956	3,708,593

		16,727,080

Electronic Equipment, Instruments & Components — 3.9%
Belden, Inc.	164,224	15,855,827
Flex Ltd. (a)	234,937	6,338,600
Knowles Corp. (a)(b)	15,939	236,057
TD SYNNEX Corp.	31,500	3,145,590
TTM Technologies, Inc. (a)	306,676	3,949,987
Vishay Intertechnology, Inc. (b)	170,000	4,202,400

		33,728,461

Energy Equipment & Services — 2.3%
Forum Energy Technologies, Inc. (a)(b)	18,776	450,999
Liberty Energy, Inc.	481,358	8,914,750
Patterson-UTI Energy, Inc. (b)	784,576	10,858,532

		20,224,281

Financial Services — 1.1%
Essent Group Ltd.	90,695	4,288,966
Euronet Worldwide, Inc. (a)	26,873	2,133,179
Jackson Financial, Inc. - Class A (b)	79,835	3,051,294

		9,473,439

Food Products — 4.0%
Flowers Foods, Inc.	114,600	2,541,828
Hostess Brands, Inc. (a)	147,500	4,913,225
J & J Snack Foods Corp. (b)	127,995	20,946,382
Nomad Foods Ltd. (a)	348,871	5,309,817
Tootsie Roll Industries, Inc. (b)	51,255	1,530,474

		35,241,726

Gas Utilities — 0.4%
Southwest Gas Holdings, Inc. (b)	57,700	3,485,657

Ground Transportation — 1.2%
Saia, Inc. (a)	5,000	1,993,250
Werner Enterprises, Inc.	215,754	8,403,618

		10,396,868

Health Care Equipment & Supplies — 1.9%
Enovis Corp. (a)(b)	49,982	2,635,551
Globus Medical, Inc. - Class A (a)	58,649	2,911,923
Integer Holdings Corp. (a)(b)	53,100	4,164,633
Integra LifeSciences Holdings Corp. (a)	85,100	3,249,969
Varex Imaging Corp. (a)(b)	167,546	3,148,189

		16,110,265

Health Care Providers & Services — 0.9%
AMN Healthcare Services, Inc. (a)(b)	12,603	$1,073,523
Patterson Cos., Inc.	168,834	5,004,240
Premier, Inc. - Class A	86,608	1,862,072

		7,939,835

Health Care REITs — 0.4%
National Health Investors, Inc. (b)	60,750	3,120,120

Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. (b)	260,700	3,999,138

Hotels, Restaurants & Leisure — 1.9%
Choice Hotels International, Inc. (b)	24,400	2,989,244
Denny’s Corp. (a)	433,228	3,669,441
Dine Brands Global, Inc. (b)	90,101	4,455,495
Jack in the Box, Inc. (b)	33,849	2,337,612
Texas Roadhouse, Inc. Class A (b)	31,750	3,051,175

		16,502,967

Household Durables — 1.8%
Helen of Troy Ltd. (a)(b)	51,962	6,056,691
KB Home (b)	92,200	4,267,016
Meritage Homes Corp.	42,900	5,250,531

		15,574,238

Household Products — 2.3%
Central Garden & Pet Co. (Voting Shares) (a)(b)	90,711	4,003,984
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	104,678	4,196,541
Spectrum Brands Holdings, Inc. (b)	147,350	11,544,872

		19,745,397

Industrial REITs — 0.4%
LXP Industrial Trust	431,300	3,838,570

Insurance — 5.0%
Assurant, Inc.	34,519	4,956,238
Axis Capital Holdings Ltd.	75,500	4,255,935
Enstar Group Ltd. (a)	30,095	7,282,990
Hanover Insurance Group, Inc. (b)	93,957	10,427,348
National Western Life Group, Inc. - Class A (b)	6,329	2,768,874
ProAssurance Corp.	109,945	2,076,861
Selective Insurance Group, Inc.	35,136	3,624,981
Stewart Information Services Corp. (b)	195,520	8,563,776

		43,957,003

Interactive Media & Services — 0.2%
Ziff Davis, Inc. (a)	31,489	2,005,534

IT Services — 0.6%
Kyndryl Holdings, Inc. (a)	279,461	4,219,861
Perficient, Inc. (a)(b)	11,830	684,484

		4,904,345

BHFTI-92

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks —(Continued)

Security Description	Shares	Value

Leisure Products — 0.5%
Acushnet Holdings Corp. (b)	74,800	$3,967,392

Life Sciences Tools & Services — 0.5%
Azenta, Inc. (a)(b)	78,032	3,916,426

Machinery — 8.4%
Alamo Group, Inc.	20,936	3,618,997
Barnes Group, Inc.	106,600	3,621,202
Columbus McKinnon Corp. (b)	73,922	2,580,617
Douglas Dynamics, Inc. (b)	176,968	5,340,894
Franklin Electric Co., Inc.	147,563	13,167,047
Hillenbrand, Inc. (b)	40,385	1,708,689
Hillman Group (a)	502,200	4,143,150
Hillman Solutions Corp. (a)(b)	80,588	664,851
ITT, Inc.	78,708	7,706,300
Kadant, Inc. (b)	25,311	5,708,896
Mayville Engineering Co., Inc. (a)	146,602	1,608,224
Mueller Industries, Inc. (b)	192,575	14,473,937
Terex Corp. (b)	80,950	4,664,339
Timken Co.	53,900	3,961,111

		72,968,254

Marine Transportation — 0.4%
Kirby Corp. (a)	44,100	3,651,480

Media — 0.2%
DallasNews Corp. (b)	43,318	199,263
TEGNA, Inc.	15,774	229,827
Thryv Holdings, Inc. (a)(b)	83,781	1,572,569

		2,001,659

Metals & Mining — 0.2%
Ryerson Holding Corp.	71,000	2,065,390

Mortgage Real Estate Investment Trusts — 1.6%
AGNC Investment Corp. (b)	486,223	4,589,945
Apollo Commercial Real Estate Finance, Inc. (b)	183,517	1,859,027
New York Mortgage Trust, Inc. (b)	288,946	2,453,152
Two Harbors Investment Corp.	386,441	5,116,479

		14,018,603

Multi-Utilities — 0.5%
Black Hills Corp.	79,891	4,041,686

Oil, Gas & Consumable Fuels — 6.4%
Berry Corp.	204,199	1,674,432
Callon Petroleum Co. (a)(b)	42,881	1,677,505
Chord Energy Corp. (b)	32,275	5,230,809
CNX Resources Corp. (a)(b)	121,200	2,736,696
Enerplus Corp.	67,508	1,190,166
EnLink Midstream LLC (a)(b)	393,800	4,812,236
Magnolia Oil & Gas Corp. - Class A (b)	455,674	10,439,491
Matador Resources Co.	86,880	5,167,622
Murphy Oil Corp.	132,550	6,011,143
Nordic American Tankers Ltd. (b)	300,509	1,238,097
Northern Oil & Gas, Inc. (b)	98,106	3,946,804

Oil, Gas & Consumable Fuels —(Continued)
PBF Energy, Inc. - Class A	80,900	$4,330,577
SM Energy Co.	41,254	1,635,721
Southwestern Energy Co. (a)(b)	929,046	5,992,347

		56,083,646

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	75,634	4,180,291

Pharmaceuticals — 1.1%
Perrigo Co. PLC (b)	50,211	1,604,242
Prestige Consumer Healthcare, Inc. (a)	133,960	7,661,172

		9,265,414

Professional Services — 3.5%
CACI International, Inc. - Class A (a)	15,300	4,803,129
CBIZ, Inc. (a)	73,650	3,822,435
Concentrix Corp. (b)	55,347	4,433,848
KBR, Inc. (b)	89,160	5,255,090
Korn Ferry (b)	104,387	4,952,119
Maximus, Inc. (b)	53,383	3,986,643
Parsons Corp. (a)(b)	63,653	3,459,541

		30,712,805

Real Estate Management & Development — 0.3%
Tricon Residential, Inc.	393,000	2,908,200

Residential REITs — 0.6%
Elme Communities	161,450	2,202,178
Independence Realty Trust, Inc. (b)	228,510	3,215,136

		5,417,314

Retail REITs — 1.3%
Agree Realty Corp.	84,176	4,649,882
Kite Realty Group Trust (b)	151,063	3,235,769
Spirit Realty Capital, Inc.	102,750	3,445,208

		11,330,859

Semiconductors & Semiconductor Equipment — 1.6%
Cirrus Logic, Inc. (a)(b)	52,000	3,845,920
Diodes, Inc. (a)(b)	66,650	5,254,686
Power Integrations, Inc. (b)	61,400	4,685,434

		13,786,040

Software — 0.5%
E2open Parent Holdings, Inc. (a)(b)	365,876	1,661,077
Everbridge, Inc. (a)	36,416	816,447
NCR Corp. (a)(b)	56,424	1,521,755
Synchronoss Technologies, Inc. (a)(b)	439,304	421,732

		4,421,011

Specialized REITs — 0.3%
Outfront Media, Inc. (b)	228,750	2,310,375

BHFTI-93

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—0.7%
Academy Sports & Outdoors, Inc. (b)	21,654	$1,023,585
Group 1 Automotive, Inc. (b)	17,950	4,823,344

		5,846,929

Technology Hardware, Storage & Peripherals—0.1%
Diebold Nixdorf, Inc. (a)(b)	43,319	820,462

Textiles, Apparel & Luxury Goods—1.5%
Columbia Sportswear Co. (b)	48,300	3,579,030
Delta Apparel, Inc. (a)(b)	59,102	391,846
Levi Strauss & Co. - Class A (b)	99,140	1,346,321
Oxford Industries, Inc. (b)	21,600	2,076,408
Steven Madden Ltd. (b)	188,423	5,986,199

		13,379,804

Trading Companies & Distributors—1.6%
Air Lease Corp.	87,510	3,448,769
Core & Main, Inc. - Class A (a)(b)	24,441	705,123
Custom Truck One Source, Inc. (a)(b)	450,634	2,793,931
H&E Equipment Services, Inc.	84,700	3,658,193
WESCO International, Inc.	24,450	3,516,399

		14,122,415

Total Common Stocks (Cost $738,776,658)		848,268,327

Escrow Shares—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings Ltd. (a)(c)(d) (Cost $0)	140,969	0

Short-Term Investment—2.5%

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $21,738,281; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 2.875%, maturing 04/30/26 - 08/15/45, and an aggregate market value of $22,168,526.	21,733,753	21,733,753

Total Short-Term Investments (Cost $21,733,753)		21,733,753

Securities Lending Reinvestments (e)—20.8%

Certificates of Deposit—6.1%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (f)	2,000,000	2,000,270
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (f)	3,000,000	3,000,216

Certificates of Deposit —(Continued)
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (f)	3,000,000	3,000,294
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (f)	3,000,000	3,000,225
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	3,000,000	3,000,399
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (f)	4,000,000	3,999,648
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/19/23	2,000,000	1,994,100
Zero Coupon, 10/20/23	500,000	498,450
Zero Coupon, 03/13/24	2,000,000	1,947,560
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (f)	5,000,000	5,000,245
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (f)	2,000,000	2,000,304
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (f)	4,000,000	4,000,584
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	3,000,000	3,002,310
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (f)	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (f)	3,000,000	3,002,793
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 12/19/23	1,500,000	1,481,430
5.580%, SOFR + 0.270%, 10/23/23 (f)	4,000,000	4,000,212
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (f)	1,000,000	1,000,105
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (f)	2,000,000	2,001,160
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (f)	3,000,000	3,000,285

		52,930,590

Commercial Paper—1.4%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (f)	3,000,000	3,000,660
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (f)	2,000,000	1,999,998
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (f)	3,000,000	3,000,810
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (f)	4,000,000	4,000,000

		12,001,468

Repurchase Agreements—8.0%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $3,804,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $3,876,094.	3,800,000	3,800,000

BHFTI-94

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $7,038,247; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $7,140,512.	7,000,000	$7,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $13,751,262; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $14,020,096.	13,745,191	13,745,191
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $5,806,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $5,943,722.	5,800,000	5,800,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,319,747.	20,000,000	20,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $10,004,550; collateralized by various Common Stock with an aggregate market value of $11,159,949.	10,000,000	10,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $1,000,445; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 5.403%, maturity dates ranging from 01/31/24 - 02/15/37, and an aggregate market value of $1,022,422.	1,000,000	1,000,000
Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $700,316; collateralized by various Common Stock with an aggregate market value of $779,113.	700,000	700,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,502,488.	5,000,000	5,000,000

		70,045,191

Time Deposit—0.6%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (f)	5,000,000	5,000,000

Mutual Funds—4.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (g)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (g)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (g)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (g)	5,000,000	5,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (g)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (g)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (g)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (g)	5,000,000	5,000,000

		41,000,000

Total Securities Lending Reinvestments (Cost $180,968,593)		180,977,249

Total Investments— 120.7% (Cost $941,479,004)		1,050,979,329
Other assets and liabilities (net)—(20.7)%		(180,102,643)

Net Assets—100.0%		$870,876,686

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $205,622,859 and the collateral received consisted of cash in the amount of $180,930,599 and non-cash collateral with a value of $30,736,977. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

BHFTI-95

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$848,268,327	$—	$—	$848,268,327
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	21,733,753	—	21,733,753
Securities Lending Reinvestments
Certificates of Deposit	—	52,930,590	—	52,930,590
Commercial Paper	—	12,001,468	—	12,001,468
Repurchase Agreements	—	70,045,191	—	70,045,191
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	41,000,000	—	—	41,000,000
Total Securities Lending Reinvestments	41,000,000	139,977,249	—	180,977,249
Total Investments	$889,268,327	$161,711,002	$0	$1,050,979,329

Collateral for Securities Loaned (Liability)	$—	$(180,930,599)	$—	$(180,930,599)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—91.7% of Net Assets

Security Description	Shares	Value

Austria—0.9%
Mondi PLC	453,751	$7,575,142

Brazil—5.9%
B3 SA - Brasil Bolsa Balcao	5,009,122	12,247,388
MercadoLibre, Inc. (a)	7,982	10,120,218
PRIO SA (a)	650,023	6,083,115
Raia Drogasil SA	2,664,404	14,640,427
WEG SA	788,779	5,691,581

		48,782,729

Chile—0.6%
Sociedad Quimica y Minera de Chile SA (ADR) (b)	78,778	4,700,683

China—25.0%
Alibaba Group Holding Ltd. (a)	3,557,700	38,570,431
Budweiser Brewing Co. APAC Ltd.	3,296,000	6,467,277
China International Capital Corp. Ltd. - Class H	4,036,800	7,366,118
China Resources Land Ltd.	2,270,000	8,946,048
China Tourism Group Duty Free Corp. Ltd. - Class A	344,583	5,069,255
China Tourism Group Duty Free Corp. Ltd. - Class H (b)	350,800	4,611,277
Kweichow Moutai Co. Ltd. - Class A	66,066	16,391,036
Li Auto, Inc. - Class A (a)	565,400	10,111,870
Meituan - Class B (a)	815,290	11,835,843
Midea Group Co. Ltd. - Class A	1,732,688	13,171,735
NARI Technology Co. Ltd. - Class A	3,275,056	9,954,021
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	296,077	10,964,515
Tencent Holdings Ltd.	1,249,600	48,428,318
Wuxi Biologics Cayman, Inc. (a)	1,767,500	10,380,882
Zhongsheng Group Holdings Ltd.	1,629,000	4,585,839

		206,854,465

France—2.0%
TotalEnergies SE	254,972	16,779,034

Hong Kong—3.0%
AIA Group Ltd.	2,048,400	16,569,644
Hong Kong Exchanges & Clearing Ltd.	230,590	8,596,835

		25,166,479

India—16.5%
HDFC Bank Ltd.	1,700,306	31,127,944
Hindustan Unilever Ltd.	515,221	15,270,191
Kotak Mahindra Bank Ltd.	684,817	14,321,378
Maruti Suzuki India Ltd.	87,279	11,129,173
Power Grid Corp. of India Ltd.	7,050,979	16,990,999
SBI Life Insurance Co. Ltd.	1,436,958	22,652,406
Tata Consultancy Services Ltd.	320,387	13,576,660
UltraTech Cement Ltd.	119,204	11,864,850

		136,933,601

Indonesia—4.0%
Bank Central Asia Tbk PT	10,296,900	5,874,574
Bank Negara Indonesia Persero Tbk PT	3,697,600	2,469,255
Bank Rakyat Indonesia Persero Tbk PT	46,964,311	15,871,549
Telkom Indonesia Persero Tbk PT	38,233,700	9,273,162

		33,488,540

Kazakhstan—1.6%
Kaspi.KZ JSC (GDR)	137,443	13,304,482

Mexico—6.6%
Fomento Economico Mexicano SAB de CV (ADR)	155,560	16,979,374
Grupo Aeroportuario del Sureste SAB de CV - Class B	324,888	7,961,178
Grupo Financiero Banorte SAB de CV - Class O	1,925,931	16,142,346
Southern Copper Corp.	177,066	13,331,299

		54,414,197

Netherlands—1.9%
ASM International NV	21,363	8,921,172
ASML Holding NV	11,802	6,930,596

		15,851,768

Peru—0.5%
Credicorp Ltd.	34,022	4,353,795

Russia—0.0%
Lukoil PJSC (a) (c) (d)	255,685	0
Novatek PJSC (a) (c) (d)	928,138	0
Sberbank of Russia PJSC † (a) (c) (d)	1,645,424	0

		0

Saudi Arabia—2.2%
Al Rajhi Bank	560,089	10,141,365
Saudi Arabian Oil Co.	858,250	8,009,909

		18,151,274

South Africa—1.9%
Anglo American Platinum Ltd.	148,626	5,541,179
Sanlam Ltd.	2,888,342	9,992,999

		15,534,178

South Korea—3.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	46,238	3,801,991
LG Chem Ltd.	40,813	15,005,271
Samsung Engineering Co. Ltd. (a)	389,218	8,720,934

		27,528,196

Taiwan—13.6%
Accton Technology Corp.	611,000	9,332,533
Delta Electronics, Inc.	938,000	9,430,055
Hon Hai Precision Industry Co. Ltd.	3,266,000	10,528,516
MediaTek, Inc.	506,000	11,559,805
Taiwan Semiconductor Manufacturing Co. Ltd.	4,451,000	72,231,237

		113,082,146

United Arab Emirates—1.1%
Americana Restaurants International PLC	8,503,148	9,493,287

United States—1.0%
Globant SA (a) (b)	42,321	8,373,210

Total Common Stocks (Cost $836,975,224)		760,367,206

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Preferred Stocks—7.6%

Security Description	Shares/ Principal Amount*	Value

Brazil—1.4%
Itausa SA (a)	6,407,002	$11,535,421

South Korea—6.2%
Samsung Electronics Co. Ltd.	1,278,618	51,621,197

Total Preferred Stocks (Cost $66,912,339)		63,156,618

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $7,380,368; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $7,526,455.	7,378,830	7,378,830

Total Short-Term Investments (Cost $7,378,830)		7,378,830

Securities Lending Reinvestments (e)—0.3%

Repurchase Agreements—0.3%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $500,222; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $510,000.	500,000	500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $100,106; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $102,002.	100,000	100,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $135,730; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $138,383.	135,670	135,670
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $500,222; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $512,390.	500,000	500,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $500,530; collateralized by various Common Stock with an aggregate market value of $557,994.	500,000	500,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $500,226; collateralized by various Common Stock with an aggregate market value of $556,509.	500,000	500,000

		2,235,670

Mutual Funds — 0.0%
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (f)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (f)	100,000	100,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (f)	100,000	100,000

		300,000

Total Securities Lending Reinvestments (Cost $2,535,670)		2,535,670

Total Investments—100.5% (Cost $913,802,063)		833,438,324
Other assets and liabilities (net)—(0.5)%		(4,490,638)

Net Assets—100.0%		$828,947,686

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $6,472,265 and the collateral received consisted of cash in the amount of $2,535,670 and non-cash collateral with a value of $4,182,247. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	1,645,424	$5,699,395	$0

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Banks	13.5
Semiconductors & Semiconductor Equipment	12.0
Technology Hardware, Storage & Peripherals	6.2
Insurance	5.9
Broadline Retail	5.9
Interactive Media & Services	5.8
Beverages	4.8
Oil, Gas & Consumable Fuels	3.7
Capital Markets	3.4
IT Services	2.6

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$7,575,142	$—	$7,575,142
Brazil	48,782,729	—	—	48,782,729
Chile	4,700,683	—	—	4,700,683
China	—	206,854,465	—	206,854,465
France	—	16,779,034	—	16,779,034
Hong Kong	—	25,166,479	—	25,166,479
India	—	136,933,601	—	136,933,601
Indonesia	—	33,488,540	—	33,488,540
Kazakhstan	13,304,482	—	—	13,304,482
Mexico	54,414,197	—	—	54,414,197
Netherlands	—	15,851,768	—	15,851,768
Peru	4,353,795	—	—	4,353,795
Russia	—	—	0	0
Saudi Arabia	—	18,151,274	—	18,151,274
South Africa	—	15,534,178	—	15,534,178
South Korea	—	27,528,196	—	27,528,196
Taiwan	—	113,082,146	—	113,082,146
United Arab Emirates	—	9,493,287	—	9,493,287
United States	8,373,210	—	—	8,373,210
Total Common Stocks	133,929,096	626,438,110	0	760,367,206
Preferred Stocks
Brazil	11,535,421	—	—	11,535,421
South Korea	—	51,621,197	—	51,621,197
Total Preferred Stocks	11,535,421	51,621,197	—	63,156,618
Total Short-Term Investment*	—	7,378,830	—	7,378,830
Securities Lending Reinvestments
Repurchase Agreements	—	2,235,670	—	2,235,670
Mutual Funds	300,000	—	—	300,000
Total Securities Lending Reinvestments	300,000	2,235,670	—	2,535,670
Total Investments	$145,764,517	$687,673,807	$0	$833,438,324

Collateral for Securities Loaned (Liability)	$—	$(2,535,670)	$—	$(2,535,670)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks — 90.5% of Net Assets

Security Description	Shares	Value

Belgium — 1.8%
UCB SA	192,677	$15,766,279

Canada — 5.7%
Canadian National Railway Co. (a)	169,400	18,344,963
Canadian Pacific Kansas City Ltd. (a)	365,300	27,153,093
Kinaxis, Inc. (b)	27,600	3,112,658

		48,610,714

Denmark — 8.2%
Ascendis Pharma AS (ADR) (b)	111,715	10,460,993
Carlsberg AS—Class B	53,490	6,740,333
Danske Bank AS	458,982	10,690,990
Novo Nordisk AS	358,460	32,607,614
Novo Nordisk AS (ADR)	109,170	9,927,920

		70,427,850

France — 12.2%
Air Liquide SA	242,532	40,870,766
Airbus SE	98,555	13,184,927
AXA SA	172,057	5,096,385
BNP Paribas SA	404,462	25,749,241
Pernod Ricard SA	27,600	4,594,320
Safran SA	59,533	9,308,223
Schneider Electric SE	32,849	5,415,577

		104,219,439

Germany — 10.1%
Allianz SE	104,658	24,956,900
Deutsche Boerse AG	145,090	25,078,123
Deutsche Telekom AG	1,545,922	32,463,491
RWE AG	115,908	4,307,339

		86,805,853

Hong Kong — 0.4%
AIA Group Ltd.	443,600	3,588,310

Ireland — 0.4%
CRH PLC	55,570	3,064,972

Japan — 3.1%
Daiichi Sankyo Co. Ltd.	689,900	18,934,874
Nippon Sanso Holdings Corp.	305,133	7,231,833

		26,166,707

Netherlands — 4.2%
Argenx SE (b)	1,601	778,344
Argenx SE (ADR) (b)	28,744	14,131,413
Ferrovial SE	342,112	10,431,404
Heineken NV	124,662	10,966,212

		36,307,373

Russia — 0.0%
MMC Norilsk Nickel PJSC (ADR) (b) (c) (d)	680,186	0
Sberbank of Russia PJSC † (b) (c) (d)	5,306,492	0

		0

Security Description	Shares/ Principal Amount*	Value

Singapore — 2.3%
DBS Group Holdings Ltd.	415,129	10,193,282
United Overseas Bank Ltd.	467,442	9,730,851

		19,924,133

Switzerland — 16.4%
Alcon, Inc.	217,164	16,781,255
Cie Financiere Richemont SA—Class A	219,806	26,781,700
Lonza Group AG	5,393	2,495,055
Medacta Group SA	67,748	8,560,120
Nestle SA	303,013	34,216,649
UBS Group AG	2,086,290	51,568,414

		140,403,193

United Kingdom — 10.3%
AstraZeneca PLC	84,035	11,309,161
AstraZeneca PLC (ADR)	178,604	12,095,063
BAE Systems PLC	1,069,731	12,985,318
Diageo PLC	183,532	6,768,445
Experian PLC	109,014	3,561,395
Reckitt Benckiser Group PLC	206,081	14,563,825
RELX PLC	462,034	15,581,917
Unilever PLC	221,471	10,929,182

		87,794,306

United States — 15.4%
Amazon.com, Inc. (b)	301,912	38,379,053
Aon PLC—Class A	88,352	28,645,485
CRH PLC	7,639	418,083
Linde PLC	116,591	43,412,659
Schlumberger NV	368,470	21,481,801

		132,337,081

Total Common Stocks (Cost $751,465,505)		775,416,210

Equity Linked Security — 2.7%

United Kingdom — 2.7%
Ryanair Holdings PLC (HSBC Bank PLC) Expires 10/31/23 (b)(e) (Cost $16,101,114)	1,394,045	23,456,389

Short-Term Investment — 6.5%

Repurchase Agreement — 6.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $55,551,993; collateralized by U.S. Treasury Notes with rates ranging from 0.750%—3.625%, maturity dates ranging from 04/30/26—05/15/26, and an aggregate market value of $56,651,279.	55,540,422	55,540,422

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investment—(Continued)

Security Description	Value
Total Short-Term Investments (Cost $55,540,422)	$55,540,422

Total Investments— 99.7% (Cost $823,107,041)	854,413,021
Other assets and liabilities (net) — 0.3%	2,898,846

Net Assets — 100.0%	857,311,867

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $5,312,085 and the collateral received consisted of non-cash collateral with a value of $6,039,836. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Pharmaceuticals	11.7
Chemicals	10.7
Banks	9.3
Capital Markets	8.9
Insurance	7.3
Ground Transportation	5.3
Broadline Retail	4.5
Aerospace & Defense	4.1
Food Products	4.0
Diversified Telecommunication Services	3.8

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$15,766,279	$—	$15,766,279
Canada	48,610,714	—	—	48,610,714
Denmark	20,388,913	50,038,937	—	70,427,850
France	—	104,219,439	—	104,219,439
Germany	—	86,805,853	—	86,805,853
Hong Kong	—	3,588,310	—	3,588,310
Ireland	—	3,064,972	—	3,064,972
Japan	—	26,166,707	—	26,166,707
Netherlands	14,131,413	22,175,960	—	36,307,373
Russia	—	—	0	0
Singapore	—	19,924,133	—	19,924,133
Switzerland	—	140,403,193	—	140,403,193
United Kingdom	12,095,063	75,699,243	—	87,794,306
United States	132,337,081	—	—	132,337,081
Total Common Stocks	227,563,184	547,853,026	0	775,416,210
Total Equity Linked Security*	—	23,456,389	—	23,456,389
Total Short-Term Investment*	—	55,540,422	—	55,540,422

Total Investments	$227,563,184	$626,849,837	$0	$854,413,021

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—94.4% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—2.1%
Barnes Group, Inc. Term Loan B, 8.416%, 3M TSFR + 3.000%, 09/03/30	525,000	$526,406
Dynasty Acquisition Co., Inc.
2023 Term Loan B1, 9.316%, 1M TSFR + 4.000%, 08/24/28	2,367,796	2,366,920
2023 Term Loan B2, 9.316%, 1M TSFR + 4.000%, 08/24/28	1,014,770	1,014,394
TransDigm, Inc.
2022 Term Loan H, 8.640%, 3M TSFR + 3.250%, 02/22/27	1,613,358	1,617,009
Term Loan I, 8.640%, 3M TSFR + 3.250%, 08/24/28	4,077,784	4,083,273
WP CPP Holdings LLC Term Loan, 9.270%, 3M SOFR + 3.750%, 04/30/25	2,552,790	2,410,107

		12,018,109

Agriculture—0.1%
Alltech, Inc. Term Loan B, 9.318%, 1M TSFR + 4.000%, 10/13/28	515,813	501,628

Airlines—0.3%
American Airlines, Inc. Term Loan, 10.338%, 3M TSFR + 4.750%, 04/20/28	950,000	980,222
Mileage Plus Holdings LLC Term Loan B, 10.798%, 3M TSFR + 5.250%, 06/21/27	543,750	565,908

		1,546,130

Apparel—0.3%
Hanesbrands, Inc. Term Loan B, 9.066%, 1M TSFR + 3.750%, 03/08/30	1,492,500	1,466,381

Auto Parts & Equipment—1.4%
Adient U.S. LLC Term Loan B, 8.568%, 1M TSFR + 3.250%, 04/10/28	571,500	572,368
Autokiniton U.S. Holdings, Inc. Term Loan B, 9.818%, 1M TSFR + 4.500%, 04/06/28	2,206,818	2,165,440
Clarios Global LP
Incremental Term Loan, 9.066%, 1M TSFR + 3.750%, 05/06/30	2,325,000	2,325,291
DexKo Global, Inc.
2021 USD Term Loan B, 9.402%, 3M TSFR + 3.750%, 10/04/28	886,500	866,415
Garrett LX I Sarl Term Loan B, 10.131%, 3M TSFR + 4.500%, 04/30/28	732,143	733,973
USD Term Loan B, 8.881%, 3M TSFR + 3.250%, 04/30/28	661,501	659,847
RealTruck Group, Inc.
2023 Incremental Term Loan, 01/31/28	700,000	686,000

		8,009,334

Banks—0.3%
Walker & Dunlop, Inc.
2022 Incremental Term Loan B, 8.416%, 1M TSFR + 3.000%, 12/16/28	771,125	774,017
Term Loan, 7.666%, 1M TSFR + 2.250%, 12/16/28	1,179,000	1,178,263

		1,952,280

Beverages—0.6%
Arterra Wines Canada, Inc. Term Loan, 9.152%, 3M TSFR + 3.500%, 11/24/27	899,563	867,114
City Brewing Co. LLC
Closing Date Term Loan, 9.070%, 3M TSFR + 3.500%, 04/05/28	660,884	438,827
Triton Water Holdings, Inc. Term Loan, 8.650%, 3M TSFR + 3.250%, 03/31/28	2,067,944	2,026,770

		3,332,711

Building Materials—2.7%
ACProducts, Inc. Term Loan B, 9.902%, 3M TSFR + 4.250%, 05/17/28	2,812,762	2,333,186
Chamberlain Group, Inc. Term Loan B, 8.568%, 1M TSFR + 3.250%, 11/03/28	1,694,813	1,672,744
Cornerstone Building Brands, Inc. Term Loan B, 8.682%, 1M TSFR + 3.250%, 04/12/28	780,000	761,232
CPG International, Inc. Term Loan B, 7.816%, 1M TSFR + 2.500%, 04/28/29	965,250	965,250
Emrld Borrower LP Term Loan B, 8.316%, 3M TSFR + 3.000%, 05/31/30	1,125,000	1,124,825
Icebox Holdco III, Inc.
1st Lien Term Loan, 9.150%, 3M TSFR + 3.750%, 12/22/28	909,607	906,385
Janus International Group LLC
2023 Term Loan B, 8.677%, 1M TSFR + 3.250%, 07/25/30	250,000	249,531
MI Windows & Doors LLC Term Loan, 8.818%, 1M TSFR + 3.500%, 12/18/27	258,054	258,699
Oscar Acquisition Co. LLC Term Loan B, 9.990%, 3M TSFR + 4.500%, 04/29/29	940,500	931,330
Quikrete Holdings, Inc.
1st Lien Term Loan, 8.056%, 1M TSFR + 2.625%, 02/01/27	4,149,379	4,148,603
2023 Term Loan B, 8.181%, 1M TSFR + 2.750%, 03/19/29	2,265,500	2,267,861

		15,619,646

Chemicals—5.0%
Aruba Investments, Inc.
USD Term Loan, 9.416%, 1M TSFR + 4.000%, 11/24/27	658,193	647,497
Axalta Coating Systems U.S. Holdings, Inc.
2023 USD Term Loan B4, 7.900%, 3M TSFR + 2.500%, 12/20/29	1,426,300	1,430,659
CPC Acquisition Corp. Term Loan, 9.150%, 3M TSFR + 3.750%, 12/29/27	608,550	505,097
INEOS Enterprises Holdings U.S. Finco LLC
2023 USD 1st Lien Term Loan B, 9.273%, 3M TSFR + 3.750%, 06/23/30	500,000	498,125
INEOS Quattro Holdings U.K. Ltd.
2023 USD Term Loan, 9.166%, 1M TSFR + 3.750%, 03/14/30	448,875	448,314
INEOS Styrolution U.S. Holding LLC
2021 USD Term Loan B, 8.181%, 1M TSFR + 2.750%, 01/29/26	2,248,250	2,244,034
INEOS U.S. Finance LLC
2022 USD Term Loan B, 9.068%, 1M TSFR + 3.750%, 11/08/27	2,961,680	2,954,275
USD Term Loan B, 7.818%, 1M TSFR + 2.500%, 11/08/28	664,875	660,067
USD Term Loan B, 8.818%, 1M TSFR + 3.500%, 02/18/30	1,321,688	1,315,079

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Kraton Corp.
USD Term Loan, 8.921%, 3M TSFR + 3.250%, 03/15/29	492,500	$486,497
Lonza Group AG
USD Term Loan B, 9.325%, 3M TSFR + 3.925%, 07/03/28	1,786,914	1,590,353
Messer Industries GmbH
USD Term Loan, 8.152%, 3M TSFR + 2.500%, 03/02/26	1,372,077	1,372,898
Momentive Performance Materials, Inc. Term Loan, 9.816%, 1M TSFR + 4.500%, 03/29/28	3,261,617	3,182,794
Olympus Water U.S. Holding Corp.
Incremental Term Loan, 9.990%, 3M TSFR + 4.500%, 11/09/28	394,000	392,954
USD Term Loan B, 9.402%, 3M TSFR + 3.750%, 11/09/28	2,481,061	2,453,471
PMHC II, Inc. Term Loan B, 9.699%, 3M TSFR + 4.250%, 04/23/29	1,736,842	1,648,070
PQ Corp. Term Loan B, 7.969%, 3M TSFR + 2.500%, 06/09/28	2,258,025	2,253,439
Starfruit Finco BV
2018 USD Term Loan B, 8.427%, 1M TSFR + 3.000%, 10/01/25	771,867	773,315
2023 Term Loan, 9.347%, 3M TSFR + 4.000%, 04/03/28	673,313	666,159
Tronox Finance LLC
2023 Incremental Term Loan B, 8.832%, 3M TSFR + 3.500%, 08/16/28	500,000	496,094
Incremental Term Loan, 8.550%, 3M TSFR + 3.250%, 04/04/29	270,875	267,941
Term Loan B, 7.931%, 1M TSFR + 2.500%, 03/10/28	1,353,000	1,331,578
W.R. Grace & Co.-Conn. Term Loan B, 9.402%, 3M TSFR + 3.750%, 09/22/28	1,228,125	1,224,441

		28,843,151

Coal—0.1%
Oxbow Carbon LLC Term Loan B, 9.416%, 3M TSFR + 4.000%, 05/10/30	573,563	573,204

		573,204

Commercial Services—10.2%
AEA International Holdings Sarl Term Loan B, 9.402%, 3M TSFR + 3.750%, 09/07/28	3,094,875	3,089,072
Albion Financing 3 Sarl
USD Add on Term Loan B, 10.883%, 3M TSFR + 5.500%, 08/17/26	298,500	299,246
USD Term Loan, 10.857%, 3M TSFR + 5.250%, 08/17/26	2,186,063	2,192,439
AlixPartners LLP
USD Term Loan B, 8.068%, 1M TSFR + 2.750%, 02/04/28	573,529	573,808
Allied Universal Holdco LLC
USD Incremental Term Loan B, 9.166%, 1M TSFR + 3.750%, 05/12/28	2,782,281	2,693,279
American Residential Services LLC Term Loan B, 8.900%, 3M TSFR + 3.500%, 10/15/27	534,875	534,206
APFS Staffing Holdings, Inc. Term Loan, 9.316%, 1M TSFR + 4.000%, 12/29/28	295,500	292,037
APi Group DE, Inc.
Incremental Term Loan B, 8.181%, 1M TSFR + 2.750%, 01/03/29	805,887	808,204

Commercial Services—(Continued)
ASGN, Inc.
2023 Term Loan B, 7.650%, 3M TSFR + 2.250%, 08/30/30	375,000	376,563
Belron Finance U.S. LLC Term Loan, 8.160%, 3M TSFR + 2.750%, 04/18/29	872,813	874,722
USD Term Loan B, 8.057%, 3M TSFR + 2.425%, 04/13/28	853,125	852,725
CCRR Parent, Inc. Term Loan B, 9.181%, 1M TSFR + 3.750%, 03/06/28	1,507,147	1,441,209
CHG Healthcare Services, Inc.
2023 Incremental Term Loan, 09/29/28	400,000	400,417
Term Loan, 8.568%, 1M TSFR + 3.250%, 09/29/28	1,176,000	1,172,325
CoreLogic, Inc. Term Loan, 8.818%, 1M TSFR + 3.500%, 06/02/28	2,378,931	2,203,979
Corp. Service Co. Term Loan B, 8.568%, 1M TSFR + 3.250%, 11/02/29	357,188	357,589
EAB Global, Inc. Term Loan, 8.872%, 3M LIBOR + 3.500%, 08/16/28	2,245,112	2,233,186
Electro Rent Corp.
2022 Term Loan, 11.002%, 3M TSFR + 5.500%, 11/01/24	1,864,871	1,804,263
Employbridge Holding Co.
2021 Term Loan B, 10.259%, 3M TSFR + 4.750%, 07/19/28	1,592,500	1,440,964
Ensemble RCM LLC Term Loan, 9.219%, 3M TSFR + 3.750%, 08/03/26	2,579,234	2,585,414
Foundational Education Group, Inc.
1st Lien Term Loan, 9.881%, 3M TSFR + 4.250%, 08/31/28	589,500	560,025
Garda World Security Corp. Term Loan B, 9.746%, 3M TSFR + 4.250%, 10/30/26	1,803,894	1,806,826
Term Loan B, 9.746%, 3M TSFR + 4.250%, 02/01/29	497,487	497,976
GTCR W Merger Sub LLC
USD Term Loan B, 09/20/30	3,000,000	3,001,176
Hertz Corp. Term Loan B, 8.568%, 1M TSFR + 3.250%, 06/30/28	1,898,667	1,899,984
Term Loan C, 8.568%, 1M TSFR + 3.250%, 06/30/28	366,062	366,316
KUEHG Corp. Term Loan, 10.390%, 3M TSFR + 5.000%, 06/12/30	1,375,000	1,379,125
Monitronics International, Inc.
2023 Exit Term Loan, 13.078%, 3M TSFR + 7.500%, 06/30/28	929,872	940,379
NAB Holdings LLC Term Loan, 8.540%, 3M TSFR + 3.000%, 11/23/28	3,480,169	3,474,576
Neptune Bidco U.S., Inc.
USD Term Loan B, 10.399%, 3M TSFR + 5.000%, 04/11/29	1,895,250	1,710,124
PECF USS Intermediate Holding III Corp. Term Loan B, 9.568%, 3M TSFR + 4.250%, 12/15/28	687,750	554,104
Prime Security Services Borrower LLC Term Loan, 8.192%, 1M TSFR + 2.750%, 09/23/26	1,752,259	1,752,060
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 10.869%, 3M TSFR + 5.500%, 03/29/30	522,378	484,506
Sotheby’s Term Loan B, 10.070%, 3M TSFR + 4.500%, 01/15/27	770,819	753,154
Spin Holdco, Inc. Term Loan, 9.664%, 3M TSFR + 4.000%, 03/04/28	3,948,750	3,426,157
Spring Education Group, Inc. Term Loan, 09/28/30	350,000	345,625
TMF Sapphire Bidco BV
2023 USD Term Loan B, 10.370%, 1M TSFR + 5.000%, 05/03/28	400,000	401,500

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Trans Union LLC Term Loan B5, 7.166%, 1M TSFR + 1.750%, 11/16/26	1,970,779	$1,970,881
Term Loan B6, 7.681%, 1M TSFR + 2.250%, 12/01/28	2,529,197	2,532,116
TruGreen Ltd. Partnership Term Loan, 9.416%, 1M TSFR + 4.000%, 11/02/27	534,875	510,471
TTF Holdings LLC Term Loan, 9.431%, 1M TSFR + 4.000%, 03/31/28	539,106	540,005
Vaco Holdings LLC Term Loan, 10.393%, 3M TSFR + 5.000%, 01/21/29	743,608	717,272
Verscend Holding Corp. Term Loan B, 9.431%, 1M TSFR + 4.000%, 08/27/25	2,017,747	2,021,058
Wex, Inc. Term Loan, 7.681%, 1M TSFR + 2.250%, 03/31/28	438,750	439,744

		58,310,807

Computers—2.9%
Imprivata, Inc.
Incremental Term Loan, 9.550%, 1M TSFR + 4.250%, 12/01/27	246,875	247,801
Term Loan, 9.181%, 1M TSFR + 3.750%, 12/01/27	1,048,125	1,049,435
Magenta Buyer LLC
USD 1st Lien Term Loan, 10.631%, 3M SOFR + 5.000%, 07/27/28	1,728,617	1,297,697
USD 2nd Lien Term Loan, 13.881%, 3M SOFR + 8.250%, 07/27/29	1,075,000	499,875
McAfee LLC
USD Term Loan B, 9.180%, 1M TSFR + 3.750%, 03/01/29	2,514,394	2,462,535
NCR Atleos LLC Term Loan B, 03/27/29	1,325,000	1,277,797
NCR Corp. Term Loan, 7.931%, 1M TSFR + 2.500%, 08/28/26	1,361,673	1,362,694
Redstone Holdco 2 LP Term Loan, 10.184%, 1M TSFR + 4.750%, 04/27/28	1,467,677	1,262,203
SITEL Worldwide Corp.
USD Term Loan, 9.181%, 1M TSFR + 3.750%, 08/28/28	1,984,500	1,934,060
Tempo Acquisition LLC
2023 Term Loan B, 8.480%, 1M TSFR + 3.000%, 08/31/28	1,525,052	1,526,482
Verifone Systems, Inc.
1st Lien Term Loan, 9.653%, 3M TSFR + 4.000%, 08/20/25	2,719,880	2,536,853
Vision Solutions, Inc.
Incremental Term Loan, 9.863%, 3M TSFR + 4.000%, 04/24/28	1,348,667	1,312,421

		16,769,853

Cosmetics/Personal Care—0.8%
Conair Holdings LLC Term Loan B, 9.402%, 3M TSFR + 3.750%, 05/17/28	1,568,000	1,503,320
Journey Personal Care Corp. Term Loan B, 9.981%, 6M LIBOR + 4.250%, 03/01/28	1,545,749	1,459,767
Sunshine Luxembourg VII Sarl Term Loan B3, 9.240%, 3M TSFR + 3.750%, 10/01/26	1,901,250	1,900,986

		4,864,073

Distribution/Wholesale—0.7%
Core & Main LP Term Loan B, 7.691%, 3M TSFR + 2.500%, 07/27/28	1,421,000	1,422,954
Gloves Buyer, Inc. Term Loan, 9.431%, 1M TSFR + 4.000%, 12/29/27	1,654,087	1,608,600
Windsor Holdings III LLC
USD Term Loan B, 9.830%, 1M TSFR + 4.500%, 08/01/30	1,075,000	1,071,417

		4,102,971

Diversified Financial Services—4.9%
Advisor Group, Inc.
2023 Term Loan B, 9.900%, 3M TSFR + 4.500%, 08/17/28	1,448,709	1,451,124
Aretec Group, Inc.
2023 Incremental Term Loan, 9.818%, 1M TSFR + 4.500%, 08/09/30	798,000	793,810
Term Loan, 9.568%, 1M TSFR + 4.250%, 10/01/25	3,560,387	3,564,282
Astra Acquisition Corp.
1st Lien Term Loan, 10.902%, 3M TSFR + 5.250%, 10/25/28	1,187,371	895,723
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B5, 7.675%, 1M TSFR + 2.250%, 12/01/27	1,653,250	1,655,110
Citadel Securities LP
2023 Term Loan B, 7.817%, 3M TSFR + 2.500%, 07/29/30	748,125	747,541
Deerfield Dakota Holding LLC
USD Term Loan B, 9.140%, 3M TSFR + 3.750%, 04/09/27	1,838,250	1,799,954
Ditech Holding Corp. Term Loan, 06/30/24 (b) (c)	1,717,471	188,922
Edelman Financial Center LLC Term Loan B, 8.818%, 1M TSFR + 3.500%, 04/07/28	1,710,625	1,695,977
Fiserv Investment Solutions, Inc. Term Loan B, 9.383%, 3M TSFR + 4.000%, 02/18/27	483,750	456,337
Focus Financial Partners LLC
2022 Term Loan B5, 8.566%, 1M TSFR + 3.250%, 06/30/28	346,500	346,476
2023 Term Loan B6, 06/30/28 (d)	650,000	650,406
Term Loan B4, 7.816%, 1M TSFR + 2.500%, 06/30/28	1,002,408	1,000,797
Franklin Square Holdings LP Term Loan B, 7.666%, 1M TSFR + 2.250%, 08/01/25	474,997	476,185
Guggenheim Partners LLC
2022 Term Loan B, 8.650%, 3M TSFR + 3.250%, 12/12/29	4,478,877	4,491,006
HighTower Holdings LLC Term Loan B, 9.612%, 3M TSFR + 4.000%, 04/21/28	2,481,013	2,474,810
Hudson River Trading LLC Term Loan, 8.631%, 3M TSFR + 3.000%, 03/20/28	2,293,645	2,283,133
LHS Borrower LLC
2022 Term Loan B, 10.060%, 1M TSFR + 4.750%, 02/16/29	634,438	581,303
NFP Corp. Term Loan, 8.681%, 1M TSFR + 3.250%, 02/16/27	1,096,059	1,084,300
Victory Capital Holdings, Inc.
Incremental Term Loan B, 7.619%, 3M TSFR + 2.250%, 12/29/28	482,673	482,472
Term Loan B, 7.619%, 3M TSFR + 2.250%, 07/01/26	768,058	768,538

		27,888,206

Electric—0.2%
Calpine Corp. Term Loan B5, 7.931%, 1M TSFR + 2.500%, 12/16/27	1,419,176	1,419,927

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electrical Components & Equipment—0.3%
Creation Technologies, Inc. Term Loan, 11.012%, 3M TSFR + 5.500%, 10/05/28	1,086,250	$1,031,937
Energizer Holdings, Inc. Term Loan, 7.688%, 1M TSFR + 2.250%, 12/22/27	813,104	812,765

		1,844,702

Electronics—0.7%
II-VI, Inc. Term Loan B, 8.181%, 1M TSFR + 2.750%, 07/02/29	1,028,421	1,029,064
Mirion Technologies, Inc. Term Loan, 8.402%, 3M TSFR + 2.750%, 10/20/28	648,596	649,001
Roper Industrial Products Investment Co. LLC
USD Term Loan, 9.890%, 3M TSFR + 4.500%, 11/22/29	1,619,369	1,624,719
TTM Technologies, Inc. Term Loan B, 8.080%, 1M TSFR + 2.750%, 05/30/30	525,000	526,312

		3,829,096

Engineering & Construction—0.7%
Aegion Corp. Term Loan, 10.181%, 1M TSFR + 4.750%, 05/17/28	465,638	464,182
Brown Group Holding LLC
Incremental Term Loan B2, 9.066%, 3M TSFR + 3.750%, 07/02/29	247,500	247,616
Term Loan B, 8.068%, 1M TSFR + 2.750%, 06/07/28	1,319,047	1,309,862
Centuri Group, Inc. Term Loan B, 7.931%, 1M TSFR + 2.500%, 3M TSFR + 1500%, 08/27/28	805,517	803,720
KKR Apple Bidco LLC Term Loan, 8.181%, 1M TSFR + 2.750%, 09/22/28	171,938	171,042
Rockwood Service Corp. Term Loan, 9.431%, 1M TSFR + 4.000%, 01/23/27	920,900	925,274

		3,921,696

Entertainment—2.5%
Bally’s Corp. Term Loan B, 9.099%, 3M TSFR + 3.250%, 10/02/28	1,252,688	1,230,465
Crown Finance U.S., Inc.
2023 Exit Term Loan, 14.381%, 3M TSFR + 8.500%, 07/31/28	312,463	320,119
Great Canadian Gaming Corp. Term Loan, 9.658%, 3M TSFR + 4.000%, 11/01/26	567,813	568,948
Ontario Gaming GTA LP Term Loan B, 9.640%, 3M TSFR + 4.250%, 08/01/30	750,000	751,465
Scientific Games Holdings LP
USD Term Loan B, 04/04/29 (d)	2,489,943	2,478,704
Scientific Games International, Inc.
USD Term Loan, 8.434%, 1M TSFR + 3.000%, 04/14/29	1,989,924	1,991,168
SeaWorld Parks & Entertainment, Inc. Term Loan B, 8.431%, 1M TSFR + 3.000%, 08/25/28	980,000	979,183
Stars Group Holdings BV
2022 USD Term Loan B, 8.902%, 3M TSFR + 3.250%, 07/22/28	1,485,000	1,487,507
USD Incremental Term Loan, 7.902%, 3M TSFR + 2.250%, 07/21/26	2,376,500	2,378,149

Entertainment—(Continued)
UFC Holdings LLC Term Loan B, 8.369%, 3M TSFR + 2.750%, 04/29/26	2,017,528	2,017,906

		14,203,614

Environmental Control—2.0%
Covanta Holding Corp. Term Loan B, 7.816%, 1M TSFR + 2.500%, 11/30/28	1,823,805	1,816,510
Term Loan B, 8.334%, 1M TSFR + 3.000%, 11/30/28	488,372	488,677
Term Loan C, 7.816%, 1M TSFR + 2.500%, 11/30/28	138,695	138,140
Term Loan C, 8.334%, 1M TSFR + 3.000%, 11/30/28	36,628	36,651
EnergySolutions, LLC
2023 Term Loan B, 9.324%, 3M TSFR + 4.000%, 10/23/30	932,932	928,268
GFL Environmental, Inc.
2023 First Lien Term Loan, 7.902%, 1M TSFR + 2.500%, 05/31/27	1,751,230	1,752,324
Madison IAQ LLC Term Loan, 8.689%, 1M TSFR + 3.250%, 06/21/28	2,987,746	2,940,689
Northstar Group Services, Inc. Term Loan, 10.945%, 1M TSFR + 5.500%, 11/12/26	984,336	985,566
Term Loan B, 10.931%, 1M TSFR + 5.500%, 11/12/26	1,526,557	1,530,373
Robertshaw U.S. Holding Corp.
First Out New Money Term Loan, 8.490%, 3M TSFR + 3.000%, 02/28/27 (e)	247,047	249,517
Second Out Term Loan, 12.490%, 3M TSFR + 7.000%, 02/28/27	1,043,346	912,928

		11,779,643

Food—1.2%
Cardenas Markets, Inc. Term Loan, 08/01/29 (d)	422,864	423,085
Del Monte Foods, Inc. Term Loan, 9.668%, 1M TSFR + 4.250%, 05/16/29	1,891,956	1,842,883
Froneri International Ltd.
USD Term Loan, 7.666%, 1M TSFR + 2.250%, 01/29/27	1,814,063	1,804,270
Nomad Foods U.S. LLC Term Loan B4, 8.469%, 6M TSFR + 3.000%, 03/22/24	1,296,551	1,299,388
Sovos Brands Intermediate, Inc. Term Loan, 9.131%, 3M TSFR + 3.500%, 06/08/28	538,828	539,669
U.S. Foods, Inc. Term Loan B, 7.431%, 1M TSFR + 2.000%, 09/13/26	1,101,333	1,102,907

		7,012,202

Food Service—0.3%
Aramark Services, Inc.
2023 Term Loan B6, 7.931%, 1M TSFR + 2.500%, 06/22/30	536,304	536,081
Term Loan B4, 7.181%, 1M TSFR + 1.750%, 01/15/27	932,500	932,354

		1,468,435

Forest Products & Paper—0.2%
Asplundh Tree Expert LLC Term Loan B, 7.166%, 1M TSFR + 1.750%, 09/07/27	1,067,000	1,067,166

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Hand/Machine Tools—0.4%
Alliance Laundry Systems LLC Term Loan B, 8.901%, 3M TSFR + 3.500%, 10/08/27	991,125	$992,020
Apex Tool Group LLC Term Loan, 10.674%, 1M TSFR + 5.250%, 02/08/29	1,654,686	1,518,174

		2,510,194

Healthcare-Products—0.6%
Artivion, Inc. Term Loan B, 8.900%, 1M TSFR + 3.500%, 06/01/27	447,688	435,656
Avantor Funding, Inc. Term Loan B5, 7.666%, 1M TSFR + 2.250%, 11/08/27	693,059	693,886
Curia Global, Inc. Term Loan, 9.219%, 1M TSFR + 3.750%, 08/30/26	1,340,131	1,115,659
ICU Medical, Inc. Term Loan B, 8.040%, 3M TSFR + 2.500%, 01/08/29	640,250	641,317
Sotera Health Holdings LLC Term Loan, 8.181%, 1M TSFR + 2.750%, 12/11/26	575,000	573,832

		3,460,350

Healthcare-Services—3.2%
BW NHHC Holdco, Inc.
2018 1st Lien Term Loan, 13.390%, 3M TSFR + 8.000%, 01/15/26	894,709	764,976
Cambrex Corp. Term Loan, 8.916%, 1M TSFR + 3.500%, 12/04/26	264,937	264,192
Cano Health LLC Term Loan, 9.416%, 1M TSFR + 4.000%, 11/23/27	2,794,083	1,820,812
Catalent Pharma Solutions, Inc. Term Loan B3, 7.438%, 1M TSFR + 2.000%, 02/22/28	816,380	800,971
Electron BidCo, Inc. Term Loan, 8.431%, 1M TSFR + 3.000%, 11/01/28	861,875	859,644
Envision Healthcare Corp.
First Out Term Loan, 03/31/27	474,965	568,770
Second Out Term Loan, 03/31/27	3,352,518	779,460
ICON Luxembourg Sarl
LUX Term Loan, 7.902%, 3M TSFR + 2.250%, 07/03/28	203,291	203,460
Loire Finco Luxembourg Sarl Term Loan, 8.818%, 1M TSFR + 3.500%, 04/21/27	290,395	287,128
Midwest Physician Administrative Services LLC Term Loan, 8.902%, 3M SOFR + 3.250%, 03/12/28	463,125	435,999
National Mentor Holdings, Inc. Term Loan, 9.166%, 3M TSFR + 3.750%, 03/02/28	1,616,678	1,459,726
Term Loan C, 9.150%, 3M TSFR + 3.750%, 03/02/28	45,933	41,473
Pacific Dental Services LLC Term Loan, 8.818%, 1M TSFR + 3.500%, 05/05/28	713,188	712,742
Phoenix Guarantor, Inc.
Term Loan B, 8.681%, 1M TSFR + 3.250%, 03/05/26	1,580,184	1,572,566
Term Loan B3, 8.931%, 1M TSFR + 3.500%, 03/05/26	1,314,909	1,308,570
Radiology Partners, Inc.
1st Lien Term Loan B, 10.179%, 1M TSFR + 4.250%, 07/09/25	427,594	324,437
Radnet Management, Inc. Term Loan, 8.431%, 1M TSFR + 3.000%, 04/21/28	1,050,813	1,050,649
Select Medical Corp.
2023 Term Loan B1, 8.316%, 1M TSFR + 3.000%, 03/06/27	2,451,802	2,452,567

Healthcare-Services—(Continued)
Sound Inpatient Physicians
1st Lien Term Loan, 8.631%, 3M TSFR + 3.000%, 06/27/25	402,688	191,277
Star Parent, Inc.
2023 Term Loan B, 09/19/30	1,425,000	1,395,131
Surgery Center Holdings, Inc. Term Loan, 9.189%, 1M TSFR + 3.750%, 08/31/26	1,236,556	1,238,950

		18,533,500

Holding Companies-Diversified—0.3%
Belfor Holdings, Inc.
Incremental Term Loan, 9.550%, 1M TSFR + 4.250%, 04/06/26	174,118	174,553
Term Loan B, 9.318%, 1M TSFR + 4.000%, 04/06/26	1,507,871	1,510,698

		1,685,251

Home Furnishings—0.8%
AI Aqua Merger Sub, Inc.
1st Lien Term Loan B, 9.084%, 1M TSFR + 3.750%, 07/31/28	2,229,318	2,209,812
Mattress Firm, Inc. Term Loan B, 9.950%, 6M LIBOR + 4.250%, 09/25/28	2,243,095	2,230,758

		4,440,570

Household Products/Wares—0.4%
Kronos Acquisition Holdings, Inc.
1st Lien Term Loan, 11.567%, 3M TSFR + 6.000%, 12/22/26	442,125	442,678
Term Loan B, 9.402%, 3M TSFR + 3.750%, 12/22/26	2,140,130	2,131,531

		2,574,209

Housewares—0.4%
Libbey Glass, Inc.
2022 Term Loan, 11.924%, 1M TSFR + 3.750%, 11/22/27	546,787	522,181
Solis IV BV
USD Term Loan B1, 8.891%, 3M TSFR + 3.500%, 02/26/29	1,887,183	1,842,363

		2,364,544

Insurance—3.9%
Alliant Holdings Intermediate LLC Term Loan B5, 8.831%, 1M TSFR + 3.500%, 11/05/27	1,267,274	1,266,640
AmWINS Group, Inc.
Incremental Term Loan B, 8.196%, 1M TSFR + 2.750%, 02/19/28	719,563	720,333
Term Loan B, 7.570%, 1M TSFR + 2.250%, 02/19/28	3,841,426	3,821,021
AssuredPartners, Inc. Term Loan B, 8.818%, 1M TSFR + 3.500%, 02/12/27	1,557,778	1,556,255
Asurion LLC
2nd Lien Term Loan B3, 10.568%, 1M TSFR + 5.250%, 01/31/28	1,160,000	1,044,725
Term Loan B10, 9.318%, 1M TSFR + 4.000%, 08/19/28	1,002,748	973,919
Term Loan B8, 8.650%, 3M TSFR + 3.250%, 12/23/26	5,251,500	5,163,611
HUB International Ltd. Term Loan B, 9.584%, 3M TSFR + 4.250%, 06/20/30	3,051,249	3,064,260
Ryan Specialty Group LLC Term Loan, 8.416%, 1M TSFR + 3.000%, 09/01/27	1,624,750	1,627,965

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Sedgwick Claims Management Services, Inc. Term Loan B, 9.066%, 1M TSFR + 3.750%, 02/24/28	1,549,467	$1,547,772
USI, Inc.
2022 Incremental Term Loan, 9.140%, 3M TSFR + 3.750%, 11/22/29	1,554,533	1,555,747

		22,342,248

Internet—3.4%
Adevinta ASA
USD Term Loan B, 8.322%, 3M SOFR + 2.750%, 06/26/28	715,393	716,511
Buzz Finco LLC Term Loan B, 8.166%, 1M TSFR + 2.750%, 01/29/27	482,500	482,199
Term Loan B, 8.666%, 1M TSFR + 3.250%, 01/29/27	53,545	53,612
CNT Holdings I Corp. Term Loan, 8.800%, 3M TSFR + 3.500%, 11/08/27	633,750	632,844
Endure Digital, Inc. Term Loan, 8.792%, 3M LIBOR + 3.500%, 02/10/28	4,026,357	3,922,344
Getty Images, Inc.
2019 USD Term Loan B, 9.990%, 3M TSFR + 4.500%, 02/19/26	1,686,293	1,692,616
Go Daddy Operating Co. LLC Term Loan B4, 7.431%, 1M TSFR + 2.000%, 08/10/27	1,040,063	1,040,604
Hoya Midco LLC Term Loan, 8.619%, 1M TSFR + 3.250%, 02/03/29	510,353	511,416
Imperva, Inc.
1st Lien Term Loan, 9.627%, 3M TSFR + 4.000%, 01/12/26	533,291	534,958
Magnite, Inc. Term Loan, 10.431%, 3M SOFR + 5.000%, 04/28/28	659,812	663,524
Match Group, Inc. Term Loan B, 7.298%, 3M TSFR + 1.750%, 02/13/27	675,000	673,313
Olaplex, Inc Term Loan, 8.916%, 1M TSFR + 3.500%, 02/23/29	992,443	837,064
Proofpoint, Inc.
1st Lien Term Loan, 8.681%, 1M TSFR + 3.250%, 08/31/28	2,603,625	2,585,001
Uber Technologies, Inc. Term Loan B, 8.159%, 3M TSFR + 2.750%, 03/03/30	4,981,770	4,986,752

		19,332,758

Investment Companies—0.7%
Campfire Bidco Ltd.
USD Opco Term Loan, 9.856%, 3M TSFR + 4.250%, 10/23/23 (e)	327,573	307,716
Campfire Topco Ltd.
USD First Lien HoldCo Facility, 5.706%, 3M TSFR + 0.100%, 10/23/23 (e)	155,128	111,305
USD Second Lien HoldCo Facility, 6.303%, PIK + 6.900%, 12/31/27 (e)	206,872	45,512
EIG Management Co. LLC Term Loan B, 9.166%, 1M TSFR + 3.750%, 02/22/25	236,250	236,250
FinCo I LLC
2023 Term Loan, 8.369%, 3M LIBOR + 3.000%, 06/27/29	1,271,813	1,274,197
GIP Pilot Acquisition Partners LP Term Loan, 10/04/30	475,000	474,406

Investment Companies—(Continued)
Mariner Wealth Advisors LLC Term Loan B, 8.901%, 3M TSFR + 3.250%, 08/18/28	1,330,894	1,320,912

		3,770,298

Leisure Time—2.0%
Bombardier Recreational Products, Inc. Term Loan, 7.318%, 1M TSFR + 2.000%, 05/24/27	1,565,155	1,557,004
Carnival Corp.
Incremental Term Loan B, 8.681%, 1M TSFR + 3.250%, 10/18/28	2,922,938	2,912,888
City Football Group Ltd. Term Loan, 8.439%, 1M TSFR + 3.000%, 07/21/28	1,424,625	1,421,954
ClubCorp Holdings, Inc. Term Loan B, 8.403%, 1M LIBOR + 2.750%, 09/18/24	1,598,000	1,576,694
Fender Musical Instruments Corp. Term Loan B, 9.424%, 1M TSFR + 4.000%, 12/01/28	344,258	336,512
Hayward Industries, Inc. Term Loan, 8.181%, 1M TSFR + 2.750%, 05/30/28	1,523,216	1,513,221
MajorDrive Holdings IV LLC
2022 Incremental Term Loan B, 11.040%, 3M TSFR + 5.500%, 06/01/29	498,734	497,487
Term Loan B, 9.652%, 3M TSFR + 4.000%, 06/01/28	1,107,130	1,098,827
Recess Holdings, Inc.
2023 Term Loan, 9.383%, 3M TSFR + 4.000%, 03/29/27	600,000	600,000
SRAM LLC Term Loan B, 8.181%, 1M TSFR + 2.750%, 05/18/28	199,091	198,904

		11,713,491

Lodging—0.7%
Fertitta Entertainment LLC Term Loan B, 9.316%, 1M TSFR + 4.000%, 01/27/29	1,930,626	1,914,830
Four Seasons Hotels Ltd.
2023 Term Loan B, 7.916%, 1M TSFR + 2.500%, 11/30/29	829,367	832,010
Playa Resorts Holding BV
2022 Term Loan B, 9.581%, 1M TSFR + 4.250%, 01/05/29	1,389,500	1,391,473

		4,138,313

Machinery-Construction & Mining—0.7%
Brookfield WEC Holdings, Inc. Term Loan, 8.181%, 1M TSFR + 2.750%, 08/01/25	3,912,282	3,914,504

Machinery-Diversified—1.9%
Ali Group North America Corp. Term Loan B, 7.431%, 1M TSFR + 2.000%, 07/30/29	1,403,000	1,403,438
Clark Equipment Co. Term Loan B, 7.990%, 3M TSFR + 2.500%, 04/20/29	715,566	716,729
CPM Holdings, Inc.
2023 Term Loan, 9.900%, 3M TSFR + 4.500%, 09/28/28	1,703,116	1,701,523
DXP Enterprises, Inc. Term Loan, 10.627%, 3M SOFR + 5.250%, 12/23/27	807,076	807,580
Engineered Machinery Holdings, Inc.
USD Incremental Term Loan, 9.152%, 3M TSFR + 3.500%, 05/19/28	2,192,332	2,183,837
LSF12 Badger Bidco LLC Term Loan B, 11.400%, 3M TSFR + 6.000%, 08/30/30	300,000	299,625

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
SPX Flow, Inc. Term Loan, 9.916%, 1M TSFR + 4.500%, 04/05/29	1,263,549	$1,263,055
Titan Acquisition Ltd. Term Loan B, 8.652%, 3M LIBOR + 3.000%, 03/28/25	1,637,993	1,625,846
Vertical U.S. Newco, Inc. Term Loan B, 9.381%, 6M TSFR + 3.500%, 07/30/27	997,500	996,461

		10,998,094

Media—2.0%
CSC Holdings LLC Term Loan B5, 7.947%, 1M TSFR + 2.500%, 04/15/27	545,075	495,337
GEE Holdings 2 LLC
2nd Lien Takeback Term Loan, 13.912%, 3M SOFR + 8.250%, 03/23/26	349,320	209,592
Exit Term Loan, 13.662%, 3M SOFR + 8.000%, 03/24/25	158,328	155,161
Gray Television, Inc. Term Loan D, 8.444%, 1M TSFR + 3.000%, 12/01/28	1,056,188	1,031,103
Term Loan E, 7.944%, 1M TSFR + 2.500%, 01/02/26	552,268	549,621
Hubbard Radio LLC Term Loan B, 9.690%, 1M LIBOR + 4.250%, 03/28/25	419,390	381,645
iHeartCommunications, Inc.
Incremental Term Loan, 8.681%, 1M TSFR + 3.250%, 05/01/26	334,350	301,417
Mission Broadcasting, Inc. Term Loan B, 7.946%, 1M TSFR + 2.500%, 06/02/28	392,000	391,918
MJH Healthcare Holdings LLC Term Loan B, 8.916%, 1M TSFR + 3.500%, 01/28/29	295,500	294,946
Nexstar Broadcasting, Inc. Term Loan B4, 7.931%, 1M TSFR + 2.500%, 09/18/26	229,229	229,208
Recorded Books, Inc. Term Loan, 9.316%, 1M TSFR + 4.000%, 08/29/25	135,134	135,279
Sinclair Television Group, Inc. Term Loan B2B, 7.931%, 1M TSFR + 2.500%, 09/30/26	527,966	459,859
Term Loan B3, 8.431%, 1M TSFR + 3.000%, 04/01/28	1,703,925	1,215,911
Telenet Financing USD LLC
USD Term Loan AR, 7.447%, 1M TSFR + 2.000%, 04/30/28	375,000	365,937
Univision Communications, Inc.
First Lien Term Loan B, 8.681%, 1M TSFR + 3.250%, 03/15/26	3,526,144	3,523,666
Virgin Media Bristol LLC Term Loan N, 7.947%, 1M TSFR + 2.500%, 01/31/28	850,000	828,020
Term Loan Q, 8.697%, 1M TSFR + 3.250%, 01/31/29	1,125,000	1,101,357

		11,669,977

Metal Fabricate/Hardware—1.1%
Ameriforge Group, Inc.
Exit Term Loan, 13.402%, 1M TSFR + 8.000%, 12/29/23 (e) (f) (g)	879,465	701,989
Term Loan, 18.444%, 1M TSFR + 13.000%, 12/29/23 (c) (f)	111,802	89,240
Dynacast International LLC
First Out Term Loan, 10.017%, 3M TSFR + 4.500%, 07/22/25	1,341,209	1,254,030
WireCo WorldGroup, Inc. Term Loan, 9.695%, 1M TSFR + 4.250%, 11/13/28	490,824	491,131
Zekelman Industries, Inc. Term Loan, 7.445%, 1M TSFR + 2.000%, 01/24/27	3,564,469	3,566,451

		6,102,841

Mining—0.2%
Arsenal AIC Parent LLC Term Loan, 9.879%, 3M TSFR + 4.500%, 08/18/30	775,000	774,806
Phoenix Services International LLC
2023 Exit PIK Term Loan, 11.531%, 1M TSFR + 6.100%, 06/30/28	306,293	286,193

		1,060,999

Miscellaneous Manufacturing—1.3%
Delachaux Group SA
USD Term Loan B2, 9.869%, 3M TSFR + 4.500%, 04/16/26	280,000	275,917
Gates Global LLC Term Loan B3, 7.931%, 1M TSFR + 2.500%, 03/31/27	3,587,630	3,583,705
Gemini HDPE LLC Term Loan B, 8.631%, 3M TSFR + 3.000%, 12/31/27	626,401	626,466
Groupe Solmax, Inc. Term Loan, 10.680%, 1M TSFR + 4.750%, 05/29/28	1,051,364	987,406
LTI Holdings, Inc.
1st Lien Term Loan, 8.931%, 1M TSFR + 3.500%, 09/06/25	692,023	675,731
Term Loan, 10.181%, 1M TSFR + 4.750%, 07/24/26	1,174,269	1,149,316

		7,298,541

Oil & Gas—0.1%
QuarterNorth Energy Holding, Inc.
Exit 2nd Lien Term Loan, 13.431%, 1M TSFR + 8.000%, 08/27/26	360,142	359,467

Oil & Gas Services—0.0%
Lealand Finance Co. BV
Take Back Term Loan, 6.431%, 1M TSFR + 1.000%, 06/30/25 (e)	290,893	152,719

Packaging & Containers—2.2%
Berlin Packaging LLC Term Loan B5, 9.194%, 3M SOFR + 3.750%, 03/11/28	1,347,500	1,335,468
Charter NEX U.S., Inc. Term Loan, 9.181%, 1M TSFR + 3.750%, 12/01/27	2,006,212	1,990,270
Clydesdale Acquisition Holdings, Inc. Term Loan B, 9.591%, 1M TSFR + 4.175%, 04/13/29	2,592,188	2,560,158
LABL, Inc.
USD 1st Lien Term Loan, 10.318%, 1M TSFR + 5.000%, 10/29/28	1,768,500	1,766,792
Pregis TopCo Corp.
1st Lien Term Loan, 9.066%, 1M TSFR + 3.750%, 07/31/26	553,438	553,481
Pretium PKG Holdings, Inc.
1st Lien Term Loan, 9.318%, 3M LIBOR + 4.000%, 10/02/28	663,188	409,850
Proampac PG Borrower LLC
2023 Term Loan, 09/26/28	1,150,000	1,138,500
Reynolds Group Holdings, Inc. Term Loan B, 8.681%, 1M TSFR + 3.250%, 09/24/28	1,053,500	1,053,500
Term Loan B2, 8.681%, 1M TSFR + 3.250%, 02/05/26	753,215	753,497
Trident TPI Holdings, Inc.
Incremental Term Loan B3, 9.652%, 3M TSFR + 4.000%, 09/15/28	336,038	335,382
USD Term Loan, 9.890%, 3M TSFR + 4.500%, 09/15/28	573,563	573,563

		12,470,461

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—3.3%
Alkermes, Inc. Term Loan B, 7.945%, 1M TSFR + 2.500%, 03/12/26	337,747	$333,525
Bausch Health Cos., Inc. Term Loan B, 10.674%, 1M TSFR + 5.250%, 02/01/27	1,818,632	1,484,133
Bayou Intermediate II LLC Term Loan B, 9.966%, 3M TSFR + 4.500%, 08/02/28	761,438	742,402
Covis Finco Sarl
USD Term Loan B, 11.810%, 3M TSFR + 6.500%, 02/18/27	762,115	549,993
Gainwell Acquisition Corp. Term Loan B, 9.490%, 3M TSFR + 4.000%, 10/01/27	4,881,230	4,771,402
Grifols Worldwide Operations USA, Inc.
USD Term Loan B, 7.416%, 1M TSFR + 2.000%, 11/15/27	550,161	541,515
Horizon Therapeutics USA, Inc. Term Loan B, 7.434%, 1M TSFR + 2.000%, 05/22/26	988,299	989,457
Term Loan B2, 7.184%, 1M TSFR + 1.750%, 03/15/28	1,051,326	1,051,720
Jazz Financing Lux Sarl
USD Term Loan, 8.931%, 1M TSFR + 3.500%, 05/05/28	1,475,216	1,476,343
LSCS Holdings, Inc.
1st Lien Term Loan, 9.931%, 1M TSFR + 4.614%, 12/16/28	810,563	799,924
Mallinckrodt International Finance SA
2023 DIP Delayed Draw Term Loan, 13.398%, 3M TSFR + 8.000%, 08/28/24	259,400	269,776
2023 DIP Final Term Loan, 13.400%, 3M TSFR + 8.000%, 08/28/24	137,279	137,279
USD Exit Term Loan, 12.939%, 1M TSFR + 7.500%, 09/30/27	495,193	372,787
USD Term Loan, 12.689%, 1M TSFR + 7.250%, 09/30/27	3,375,631	2,528,206
Option Care Health, Inc. Term Loan B, 8.181%, 1M TSFR + 2.750%, 10/27/28	442,125	443,783
Packaging Coordinators Midco, Inc.
1st Lien Term Loan, 9.152%, 3M TSFR + 3.500%, 11/30/27	1,342,095	1,338,740
Padagis LLC Term Loan B, 10.280%, 3M TSFR + 4.750%, 07/06/28	1,166,176	1,136,536
PRA Health Sciences, Inc.
US Term Loan, 7.902%, 3M TSFR + 2.250%, 07/03/28	50,650	50,692

		19,018,213

Pipelines—0.9%
CQP Holdco LP Term Loan B, 8.818%, 1M TSFR + 3.500%, 06/05/28	1,392,580	1,394,320
Freeport LNG Investments LLLP Term Loan B, 9.088%, 3M SOFR + 3.500%, 12/21/28	757,581	751,663
ITT Holdings LLC Term Loan, 8.068%, 1M TSFR + 2.750%, 07/10/28	416,500	416,864
Oryx Midstream Services Permian Basin LLC
Incremental Term Loan, 8.692%, 1M TSFR + 3.250%, 10/05/28	1,123,253	1,125,078
UGI Energy Services LLC Term Loan B, 8.666%, 1M TSFR + 3.250%, 02/22/30	1,341,450	1,341,929

		5,029,854

Real Estate—0.7%
Cushman & Wakefield U.S. Borrower LLC
2023 Term Loan B, 9.316%, 1M TSFR + 4.000%, 01/31/30	518,615	515,373
Term Loan, 8.666%, 1M TSFR + 3.250%, 01/31/30	1,261,190	1,241,484
Term Loan B, 8.068%, 1M TSFR + 2.750%, 08/21/25	59,666	59,694

Real Estate—(Continued)
Greystar Real Estate Partners LLC Term Loan, 9.147%, 3M TSFR + 3.750%, 08/21/30	625,000	625,000
RE/MAX International, Inc. Term Loan B, 7.931%, 1M TSFR + 2.500%, 07/21/28	1,661,750	1,624,361

		4,065,912

Retail—3.1%
Dave & Buster’s, Inc.
2023 Term Loan B5, 09/20/30	1,800,000	1,796,812
Great Outdoors Group LLC Term Loan B1, 9.181%, 1M TSFR + 3.750%, 03/06/28	2,455,941	2,454,406
Harbor Freight Tools USA, Inc. Term Loan B, 8.181%, 1M TSFR + 2.750%, 10/19/27	814,157	809,012
IRB Holding Corp. Term Loan B, 8.316%, 1M TSFR + 3.000%, 12/15/27	487,538	486,251
Les Schwab Tire Centers Term Loan B, 8.692%, 1M TSFR + 3.250%, 11/02/27	3,817,263	3,807,720
LIDS Holdings, Inc. Term Loan, 11.060%, 3M TSFR + 5.500%, 12/14/26	449,219	431,250
Medical Solutions Holdings, Inc.
1st Lien Term Loan, 8.773%, 3M TSFR + 3.250%, 11/01/28	1,601,913	1,554,657
PetSmart, Inc. Term Loan B, 9.166%, 1M TSFR + 3.750%, 02/11/28	1,795,962	1,793,530
Phillips Feed Service, Inc. Term Loan, 12.320%, 1M TSFR + 7.000%, 11/13/24 (f) (g)	11,259	9,007
Serta Simmons Bedding LLC
2023 New Term Loan, 12.900%, 3M TSFR + 7.500%, 06/29/28	1,340,146	1,342,239
SRS Distribution, Inc.
Incremental Term Loan, 8.916%, 1M TSFR + 3.500%, 06/02/28	418,625	415,224
Term Loan B, 8.931%, 1M TSFR + 3.500%, 06/02/28	1,029,000	1,020,639
White Cap Buyer LLC Term Loan B, 9.066%, 1M TSFR + 3.750%, 10/19/27	1,969,692	1,968,574

		17,889,321

Semiconductors—0.6%
Altar Bidco, Inc. Term Loan, 7.993%, 6M TSFR + 3.100%, 02/01/29	1,382,500	1,379,908
Bright Bidco BV
2022 Exit Term Loan, 6.366%, 3M TSFR + 1.000%, 10/31/27 (e)	370,679	151,052
MKS Instruments, Inc.
USD Term Loan B, 8.066%, 1M TSFR + 2.750%, 08/17/29	1,388,438	1,390,824
Synaptics, Inc. Term Loan B, 7.914%, 3M TSFR + 2.250%, 12/02/28	441,000	440,242

		3,362,026

Software—16.1%
Applied Systems, Inc.
2022 Extended 1st Lien Term Loan, 9.890%, 3M TSFR + 4.500%, 09/18/26	4,977,148	4,997,365
AppLovin Corp.
2023 Term Loan B, 8.500%, 3M TSFR + 3.100%, 08/14/30	2,187,249	2,183,422

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Aptean, Inc. Term Loan, 9.568%, 1M TSFR + 4.250%, 04/23/26	2,695,905	$2,687,901
AQA Acquisition Holding, Inc.
1st Lien Term Loan, 9.568%, 3M TSFR + 4.250%, 03/03/28	782,000	778,253
Ascend Learning LLC Term Loan, 8.916%, 3M TSFR + 3.500%, 12/11/28	1,984,848	1,895,530
Banff Merger Sub, Inc.
2021 USD Term Loan, 9.181%, 1M TSFR + 3.750%, 10/02/25	3,984,668	3,985,217
Camelot U.S. Acquisition LLC
Incremental Term Loan B, 8.431%, 1M TSFR + 3.000%, 10/30/26	865,659	865,968
Term Loan B, 8.431%, 1M TSFR + 3.000%, 10/30/26	846,518	847,198
CDK Global, Inc.
USD Term Loan B, 9.640%, 3M TSFR + 4.250%, 07/06/29	2,977,500	2,981,532
CentralSquare Technologies LLC
1st Lien Term Loan, 9.290%, 3M TSFR + 3.750%, 08/29/25	1,485,102	1,412,084
Ceridian HCM Holding, Inc. Term Loan B, 7.931%, 1M TSFR + 2.500%, 04/30/25	2,794,501	2,801,487
Cloud Software Group, Inc.
2022 USD Term Loan A, 9.990%, 3M TSFR + 4.500%, 09/29/28	500,000	480,729
USD Term Loan, 9.990%, 3M TSFR + 4500%, 03/30/29	1,493,747	1,439,318
Cloudera, Inc.
2nd Lien Term Loan, 11.416%, 1M TSFR + 6.000%, 10/08/29	850,000	810,333
Term Loan, 9.166%, 1M TSFR + 3.750%, 10/08/28	3,004,250	2,971,203
ConnectWise LLC Term Loan B, 8.931%, 1M TSFR + 3.500%, 09/29/28	883,729	872,682
Constant Contact, Inc. Term Loan, 9.561%, 3M TSFR + 4.000%, 02/10/28	1,768,076	1,719,179
Cornerstone OnDemand, Inc. Term Loan, 9.181%, 3M TSFR + 3.750%, 10/16/28	2,048,341	1,953,605
E2open LLC Term Loan B, 8.931%, 1M TSFR + 3.500%, 02/04/28	2,144,361	2,145,030
ECI Macola Max Holdings LLC Term Loan, 9.150%, 3M TSFR + 3.750%, 11/09/27	1,265,472	1,263,732
EP Purchaser LLC Term Loan B, 8.900%, 3M TSFR + 3.500%, 11/06/28	443,250	438,263
Epicor Software Corp. Term Loan, 8.681%, 1M TSFR + 3.250%, 07/30/27	6,141,601	6,143,075
Genuine Financial Holdings, LLC
2023 Term Loan B, 09/20/30	400,000	396,333
Grab Holdings, Inc. Term Loan B, 9.931%, 1M TSFR + 4.500%, 01/29/26	936,018	943,428
Greeneden U.S. Holdings II LLC
USD Term Loan B4, 9.431%, 1M TSFR + 4.000%, 12/01/27	780,000	781,571
Informatica LLC
USD Term Loan B, 8.068%, 1M TSFR + 2.750%, 10/27/28	2,905,750	2,902,571
Ivanti Software, Inc. Term Loan B, 9.758%, 3M TSFR + 4.250%, 12/01/27	1,008,298	874,699
Marcel LUX IV Sarl
USD Term Loan B, 9.415%, 1M TSFR + 4.000%, 12/31/27	94,905	94,668
USD Term Loan B1, 8.665%, 1M TSFR + 3.250%, 03/15/26	957,500	955,106
Maverick Bidco, Inc. Term Loan, 9.269%, 3M TSFR + 3.750%, 05/18/28	1,834,651	1,790,313

Software—(Continued)
MedAssets Software Intermediate Holdings, Inc.
2nd Lien Term Loan 2, 12.181%, 1M TSFR + 6.750%, 12/17/29	775,000	501,328
Term Loan, 9.431%, 1M TSFR + 4.000%, 12/18/28	1,206,625	983,399
Mediaocean LLC Term Loan, 8.916%, 1M TSFR + 3.500%, 12/15/28	689,500	661,920
Mosel Bidco SE
USD Term Loan B, 09/16/30 (d)	250,000	250,313
Navicure, Inc. Term Loan B, 9.431%, 1M TSFR + 4.000%, 10/22/26	2,615,425	2,621,556
Open Text Corp.
2023 Term Loan B, 8.068%, 1M TSFR + 2.750%, 01/31/30	2,406,813	2,409,070
Playtika Holding Corp. Term Loan, 8.181%, 1M TSFR + 2.750%, 03/13/28	1,870,891	1,871,243
PointClickCare Technologies, Inc. Term Loan B, 8.400%, 3M TSFR + 3.000%, 12/29/27	536,250	535,580
Project Ruby Ultimate Parent Corp. Term Loan, 8.681%, 1M TSFR + 3.250%, 03/10/28	1,048,125	1,036,596
Quartz Acquireco LLC Term Loan B, 06/28/30 (d)	825,000	825,000
Quest Software U.S. Holdings, Inc. Term Loan, 02/01/29 (d)	498,741	417,161
Rackspace Technology Global, Inc. Term Loan B, 8.194%, 1M TSFR + 2.750%, 02/15/28	2,817,898	1,299,228
Realpage, Inc.
1st Lien Term Loan, 8.431%, 1M TSFR + 3.000%, 04/24/28	2,940,000	2,910,191
Renaissance Holding Corp.
1st Lien Term Loan, 10.150%, 3M TSFR + 4.750%, 04/05/30	1,000,000	993,542
SkillSoft Corp. Term Loan, 10.698%, 1M TSFR + 5.250%, 07/14/28	1,130,451	1,069,925
Skopima Merger Sub, Inc. Term Loan B, 9.431%, 1M TSFR + 4.000%, 05/12/28	949,561	925,975
SolarWinds Holdings, Inc.
2022 Term Loan B, 9.066%, 1M TSFR + 3.750%, 02/05/27	1,741,250	1,745,504
Sophia LP
Incremental Term Loan B, 9.566%, 1M TSFR + 4.250%, 10/07/27	496,231	495,053
Term Loan B, 8.816%, 1M TSFR + 3.500%, 10/07/27	3,329,060	3,326,563
SS&C Technologies, Inc. Term Loan B5, 7.180%, 1M TSFR + 1.750%, 04/16/25	1,516,676	1,518,267
Symplr Software, Inc. Term Loan, 9.969%, 3M TSFR + 4.500%, 12/22/27	1,350,413	1,212,559
Turing Midco LLC
2021 Term Loan B, 7.931%, 1M TSFR + 2.500%, 03/24/28	166,224	165,690
Ultimate Software Group, Inc. Term Loan, 8.618%, 3M TSFR + 3.250%, 05/04/26	4,963,906	4,958,828
Term Loan B, 9.219%, 3M TSFR + 3.750%, 05/04/26	1,416,000	1,416,681
Veritas U.S., Inc.
USD Term Loan B, 10.318%, 1M TSFR + 5.000%, 09/01/25	2,812,720	2,446,062
VS Buyer LLC Term Loan B, 8.666%, 1M TSFR + 3.250%, 02/28/27	1,454,807	1,451,170

		92,460,199

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—2.2%
Altice France SA
USD Term Loan B14, 10.808%, 3M TSFR + 5.500%, 08/15/28	779,759	$707,874
CenturyLink, Inc. Term Loan B, 7.681%, 1M TSFR + 2.250%, 03/15/27	1,037,884	741,763
Ciena Corp. Term Loan B, 7.825%, 1M TSFR + 2.500%, 01/18/30	696,500	698,677
CommScope, Inc. Term Loan B, 8.568%, 1M TSFR + 3.250%, 04/06/26	1,488,000	1,362,759
Cyxtera DC Holdings, Inc.
DIP Term Loan, 13.942%, 1M TSFR + 8.614%, 12/07/23	398,500	402,153
Term Loan B, 05/01/24 (b)	1,437,313	845,319
Delta TopCo, Inc. Term Loan B, 9.069%, 6M TSFR + 3.750%, 12/01/27	3,760,750	3,730,217
Digicel International Finance Ltd.
Exit Term Loan B, 8.981%, 6M LIBOR + 3.250%, 05/28/24	1,433,521	1,299,128
GoTo Group, Inc. Term Loan B, 10.269%, 3M TSFR + 4.750%, 08/31/27	2,706,036	1,812,200
Level 3 Financing, Inc. Term Loan B, 7.181%, 1M TSFR + 1.750%, 03/01/27	1,333,212	1,262,135

		12,862,225

Transportation—0.7%
First Student Bidco, Inc.
Incremental Term Loan B, 07/21/28 (d)	1,402,291	1,382,718
Incremental Term Loan C, 07/21/28 (d)	97,709	96,208
Kenan Advantage Group, Inc. Term Loan B1, 9.477%, 3M TSFR + 3.750%, 03/24/26	2,261,063	2,258,589
N-Able International Holdings II LLC Term Loan B, 8.434%, 3M TSFR + 2.750%, 07/19/28	441,000	440,449

		4,177,964

Total Floating Rate Loans (Cost $557,546,215)		542,104,008

Corporate Bonds & Notes—3.2%

Aerospace/Defense—0.3%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	1,000,000	982,581
6.875%, 12/15/30 (144A)	500,000	490,272

		1,472,853

Airlines—0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, 04/20/26 (144A)	1,833,333	1,790,548
5.750%, 04/20/29 (144A)	1,500,000	1,395,075

		3,185,623

Auto Parts & Equipment—0.2%
Clarios Global LP 6.750%, 05/15/25 (144A)	225,000	223,306
Clarios Global LP/Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A)	1,215,000	1,188,809

		1,412,115

Commercial Services—0.1%
Garda World Security Corp. 4.625%, 02/15/27 (144A)	850,000	777,801

Computers—0.1%
NCR Atleos Escrow Corp. 9.500%, 04/01/29	500,000	483,600

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	275,000	243,753

Diversified Financial Services—0.1%
AG Issuer LLC 6.250%, 03/01/28 (144A)	425,000	396,901

Electric—0.2%
Calpine Corp. 4.500%, 02/15/28 (144A)	300,000	270,368
5.250%, 06/01/26 (144A)	988,000	959,230

		1,229,598

Entertainment—0.1%
SeaWorld Parks & Entertainment, Inc. 8.750%, 05/01/25 (144A)	250,000	252,500
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	126,000	125,681

		378,181

Environmental Control—0.1%
GFL Environmental, Inc. 4.250%, 06/01/25 (144A)	625,000	600,625

Machinery-Diversified—0.1%
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	500,000	458,264

Media—0.2%
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	250,000	191,119
5.250%, 08/15/27 (144A)	200,000	158,504
6.375%, 05/01/26	105,163	90,617
8.375%, 05/01/27	190,609	136,736
Virgin Media Secured Finance PLC 4.500%, 08/15/30 (144A)	800,000	660,880

		1,237,856

Oil & Gas—0.2%
CITGO Petroleum Corp. 7.000%, 06/15/25 (144A)	1,275,000	1,256,038

Real Estate—0.1%
Cushman & Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	375,000	345,975

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—0.2%
Boxer Parent Co., Inc. 7.125%, 10/02/25 (144A)	500,000	$497,501
Cloud Software Group, Inc. 9.000%, 09/30/29 (144A)	500,000	434,500

		932,001

Telecommunications—0.6%
Altice France SA 5.500%, 01/15/28 (144A)	475,000	365,853
CommScope, Inc. 6.000%, 03/01/26 (144A)	2,000,000	1,866,458
Level 3 Financing, Inc. 3.875%, 11/15/29 (144A)	1,500,000	1,381,953

		3,614,264

Total Corporate Bonds & Notes (Cost $18,924,069)		18,025,448

Common Stocks—0.5%

Commercial Services—0.1%
IAP Worldwide Services LLC (f) (g) (h) (i)	44	0
Monitronics International, Inc. (h) (i)	16,872	337,440

		337,440

Electric Utilities—0.0%
Longview Intermediate Holdings C LLC (f) (g) (h) (i)	39,089	276,359

Energy Equipment & Services—0.0%
Mcdermott International Ltd. (h) (i)	117,431	29,358

Entertainment—0.1%
New Cineworld Ltd. (h) (i)	14,581	336,578

Health Care Equipment & Supplies—0.0%
Akorn Holding Co. LLC (f) (g) (h) (i)	56,220	0

Household Products—0.2%
LG Parent Holding Co. (h) (i)	9,472	66,659
Serta Simmons Bedding, Inc. (h) (i)	90,899	1,266,905
Serta SSB Equipment Co. (f) (g) (h) (i)	90,899	0

		1,333,564

Investment Company Securities—0.0%
Aegletes BV (h) (i)	11,991	17,837

Media—0.0%
Global Eagle Entertainment (f) (g) (h) (i)	17,940	0

Metals & Mining—0.1%
AFG Holdings, Inc. (f) (g) (h) (i)	24,746	50,977
American Consolidated Natural Resources, Inc. (h) (i)	3,147	272,740
Phoenix Services International LLC (h) (i)	2,332	20,988

Metals & Mining—(Continued)
Phoenix Services International LLC (f) (h) (i)	25,563	230,067

		574,772

Pharmaceuticals—0.0%
Covis Midco 1 Sarl - Class A (f) (h) (i)	619	315
Covis Midco 1 Sarl - Class B (f) (h) (i)	619	315
Covis Midco 1 Sarl - Class C (f) (h) (i)	619	316
Covis Midco 1 Sarl - Class D (f) (h) (i)	619	316
Covis Midco 1 Sarl - Class E (f) (h) (i)	619	316

		1,578

Professional Services—0.0%
Skillsoft Corp. (h) (i)	66,881	59,283

Specialty Retail—0.0%
Phillips Feed Service, Inc. (f) (g) (h) (i)	62	2,959

Total Common Stocks (Cost $6,055,359)		2,969,728

Preferred Stock—0.1%

Metals & Mining—0.1%
American Consolidated Natural Resources, Inc. (h) (i) (Cost $0)	1,486	780,150

Warrants—0.0%

Specialty Retail—0.0%
David’s Bridal LLC, Expires 11/26/22 (f) (g) (h) (i) (Cost $0)	3,478	0

Short-Term Investment—1.7%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $9,681,215; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $9,872,838.	9,679,199	9,679,199

Total Short-Term Investments (Cost $9,679,199)		9,679,199

Total Investments—99.9% (Cost $592,204,842)		573,558,533
Unfunded Loan Commitments—(0.0)% (Cost $(10,114))		(10,114)
Net Investments—99.9% (Cost $592,194,728)		573,548,419
Other assets and liabilities (net)—0.1%		774,817

Net Assets—100.0%		$574,323,236

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(c)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(d)	This loan will settle after September 30, 2023, at which time the interest rate will be determined.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 0.2% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Non-income producing security.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $17,314,495, which is 3.0% of net assets.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Aerospace/Defense	$—	$12,018,109	$—	$12,018,109
Agriculture	—	501,628	—	501,628
Airlines	—	1,546,130	—	1,546,130
Apparel	—	1,466,381	—	1,466,381
Auto Parts & Equipment	—	8,009,334	—	8,009,334
Banks	—	1,952,280	—	1,952,280
Beverages	—	3,332,711	—	3,332,711
Building Materials	—	15,619,646	—	15,619,646
Chemicals	—	28,843,151	—	28,843,151
Coal	—	573,204	—	573,204
Commercial Services	—	58,310,807	—	58,310,807
Computers	—	16,769,853	—	16,769,853
Cosmetics/Personal Care	—	4,864,073	—	4,864,073
Distribution/Wholesale	—	4,102,971	—	4,102,971
Diversified Financial Services	—	27,888,206	—	27,888,206
Electric	—	1,419,927	—	1,419,927
Electrical Components & Equipment	—	1,844,702	—	1,844,702

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electronics	$—	$3,829,096	$—	$3,829,096
Engineering & Construction	—	3,921,696	—	3,921,696
Entertainment	—	14,203,614	—	14,203,614
Environmental Control	—	11,779,643	—	11,779,643
Food	—	7,012,202	—	7,012,202
Food Service	—	1,468,435	—	1,468,435
Forest Products & Paper	—	1,067,166	—	1,067,166
Hand/Machine Tools	—	2,510,194	—	2,510,194
Healthcare-Products	—	3,460,350	—	3,460,350
Healthcare-Services	—	18,533,500	—	18,533,500
Holding Companies-Diversified	—	1,685,251	—	1,685,251
Home Furnishings	—	4,440,570	—	4,440,570
Household Products/Wares	—	2,574,209	—	2,574,209
Housewares	—	2,364,544	—	2,364,544
Insurance	—	22,342,248	—	22,342,248
Internet	—	19,332,758	—	19,332,758
Investment Companies	—	3,770,298	—	3,770,298
Leisure Time	—	11,713,491	—	11,713,491
Lodging	—	4,138,313	—	4,138,313
Machinery-Construction & Mining	—	3,914,504	—	3,914,504
Machinery-Diversified	—	10,998,094	—	10,998,094
Media	—	11,669,977	—	11,669,977
Metal Fabricate/Hardware (Less Unfunded Loan Commitments of $10,114)	—	5,390,738	701,989	6,092,727
Mining	—	1,060,999	—	1,060,999
Miscellaneous Manufacturing	—	7,298,541	—	7,298,541
Oil & Gas	—	359,467	—	359,467
Oil & Gas Services	—	152,719	—	152,719
Packaging & Containers	—	12,470,461	—	12,470,461
Pharmaceuticals	—	19,018,213	—	19,018,213
Pipelines	—	5,029,854	—	5,029,854
Real Estate	—	4,065,912	—	4,065,912
Retail	—	17,880,314	9,007	17,889,321
Semiconductors	—	3,362,026	—	3,362,026
Software	—	92,460,199	—	92,460,199
Telecommunications	—	12,862,225	—	12,862,225
Transportation	—	4,177,964	—	4,177,964
Total Floating Rate Loans (Less Unfunded Loan Commitments of $10,114)	—	541,382,898	710,996	542,093,894
Total Corporate Bonds & Notes*	—	18,025,448	—	18,025,448
Common Stocks
Commercial Services	—	337,440	0	337,440
Electric Utilities	—	—	276,359	276,359
Energy Equipment & Services	29,358	—	—	29,358
Entertainment	—	336,578	—	336,578
Health Care Equipment & Supplies	—	—	0	0
Household Products	—	1,333,564	0	1,333,564
Investment Company Securities	—	17,837	—	17,837
Media	—	—	0	0
Metals & Mining	—	523,795	50,977	574,772
Pharmaceuticals	—	1,578	—	1,578
Professional Services	59,283	—	—	59,283
Specialty Retail	—	—	2,959	2,959
Total Common Stocks	88,641	2,550,792	330,295	2,969,728
Total Preferred Stock*	—	780,150	—	780,150
Total Warrants*	—	—	0	0
Total Short-Term Investment*	—	9,679,199	—	9,679,199
Total Net Investments	$88,641	$572,418,487	$1,041,291	$573,548,419

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

During the period ended September 30, 2023, transfers into Level 3 in the amount of $932,846 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—44.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—2.9%
Federal Home Loan Mortgage Corp. 3.000%, 10/01/37	3,434,047	$3,106,154
3.500%, 10/01/37	3,638,294	3,363,986
Federal Home Loan Mortgage Corp. STACR REMIC Trust 7.315%, SOFR30A + 2.000%, 04/25/42 (144A) (a)	1,156,188	1,164,435
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 9.179%, SOFR30A + 3.864%, 09/25/24 (a)	1,697,609	1,734,639
9.429%, SOFR30A + 4.114%, 08/25/24 (a)	51,159	51,539
9.979%, SOFR30A + 4.664%, 10/25/24 (a)	697,119	705,833
10.079%, SOFR30A + 4.764%, 10/25/28 (a)	1,414,545	1,485,163
10.579%, SOFR30A + 5.264%, 11/25/28 (a)	1,004,488	1,064,666
Federal National Mortgage Association
3.795%, 1Y RFUCCT + 1.420%, 03/01/36 (a)	4,212	4,134
3.800%, 1Y H15 + 1.675%, 11/01/32 (a)	7,029	6,874
3.800%, 1Y RFUCCT + 1.550%, 02/01/44 (a)	25,304	24,770
3.821%, 1Y RFUCCT + 1.571%, 11/01/36 (a)	202	199
3.845%, 6M RFUCCT + 0.845%, 11/01/33 (a)	357	350
3.901%, 1Y RFUCCT + 1.651%, 10/01/33 (a)	13,893	13,665
3.905%, 1Y RFUCCT + 1.655%, 08/01/34 (a)	760	746
3.928%, 1Y H15 + 2.161%, 03/01/30 (a)	152	147
3.960%, 1Y RFUCCT + 1.585%, 02/01/36 (a)	9,070	8,914
3.973%, 1Y RFUCCT + 1.723%, 10/01/36 (a)	949	942
4.028%, 1Y RFUCCT + 1.778%, 12/01/35 (a)	99,124	97,629
4.030%, 1Y RFUCCT + 1.530%, 02/01/33 (a)	24,964	24,549
4.038%, 6M RFUCCT + 1.538%, 09/01/35 (a)	4,138	4,066
4.123%, 1Y H15 + 1.998%, 10/01/32 (a)	8,487	8,366
4.166%, 1Y H15 + 2.270%, 08/01/30 (a)	8,361	8,012
4.210%, 1Y RFUCCT + 1.835%, 03/01/36 (a)	13,160	12,918
4.266%, 1Y RFUCCT + 1.711%, 09/01/35 (a)	661,360	669,682
4.277%, 1Y H15 + 2.152%, 12/01/33 (a)	33,039	32,419
4.290%, 1Y H15 + 2.165%, 07/01/33 (a)	16,907	16,148
4.290%, 6M RFUCCT + 1.413%, 11/01/34 (a)	2,637	2,590
4.323%, 1Y RFUCCT + 1.815%, 03/01/36 (a)	8,538	8,397
4.374%, 1Y H15 + 1.886%, 02/01/25 (a)	3,727	3,701
4.386%, 1Y RFUCCT + 1.580%, 03/01/33 (a)	11,451	11,258
4.395%, 1Y H15 + 2.270%, 01/01/29 (a)	1,459	1,392
4.395%, 1Y H15 + 2.270%, 01/01/32 (a)	4,480	4,372
4.410%, 1Y H15 + 2.285%, 02/01/35 (a)	25,549	25,002
4.438%, 1Y H15 + 2.196%, 09/01/33 (a)	1,340	1,319
4.500%, 09/01/24	18,265	17,646
4.500%, 03/01/25	89,525	86,526
4.525%, 1Y H15 + 2.275%, 06/01/35 (a)	34,179	33,336
4.540%, 6M RFUCCT + 1.415%, 12/01/32 (a)	36,854	36,032
4.560%, 1Y RFUCCT + 1.810%, 04/01/40 (a)	605	595
4.641%, 6M RFUCCT + 1.570%, 11/01/35 (a)	22,797	22,877
4.643%, 1Y H15 + 2.431%, 04/01/36 (a)	1,391	1,360
4.662%, 6M RFUCCT + 1.790%, 06/01/28 (a)	714	703
4.665%, 6M RFUCCT + 1.415%, 06/01/32 (a)	6,486	6,352
4.709%, 6M RFUCCT + 1.399%, 03/01/35 (a)	9,298	9,203
4.758%, 6M RFUCCT + 1.635%, 03/01/37 (a)	1,374	1,384
4.764%, 1Y H15 + 1.895%, 08/01/29 (a)	263	260
4.783%, 1Y H15 + 2.182%, 04/01/27 (a)	13	13
4.783%, 1Y RFUCCT + 1.615%, 01/01/36 (a)	17,829	17,585
4.805%, 1Y H15 + 2.090%, 07/01/33 (a)	13,320	13,195
4.956%, 1Y H15 + 2.178%, 11/01/35 (a)	671,805	679,441

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.000%, 6M RFUCCT + 2.250%, 10/01/33 (a)	15,032	14,761
5.010%, 1Y H15 + 2.010%, 06/01/25 (a)	513	509
5.014%, 1Y RFUCCT + 1.680%, 11/01/36 (a)	505,745	503,659
5.069%, 1Y RFUCCT + 1.905%, 11/01/35 (a)	221,117	224,804
5.105%, 1Y H15 + 2.232%, 09/01/36 (a)	245	240
5.125%, 1Y RFUCCT + 1.750%, 04/01/34 (a)	13,575	13,250
5.185%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	143,753	140,519
5.255%, 1Y H15 + 2.278%, 01/01/32 (a)	444	442
5.364%, 1Y H15 + 2.510%, 07/01/28 (a)	667	658
5.390%, 1Y H15 + 2.360%, 11/01/34 (a)	719,416	734,104
5.481%, 6M RFUCCT + 2.106%, 09/01/33 (a)	17,570	17,203
5.512%, 1Y H15 + 2.468%, 09/01/33 (a)	370	364
5.525%, 6M RFUCCT + 2.275%, 08/01/32 (a)	13,190	12,901
5.583%, 1Y RFUCCT + 1.833%, 08/01/32 (a)	27,627	27,127
5.604%, 1Y H15 + 2.244%, 03/01/38 (a)	3,956	3,920
5.625%, 1Y RFUCCT + 1.375%, 07/01/33 (a)	10,357	10,145
5.641%, 1Y RFUCCT + 1.637%, 05/01/33 (a)	5,561	5,446
5.752%, 1Y RFUCCT + 1.502%, 07/01/33 (a)	23,667	23,299
5.859%, 1Y RFUCCT + 1.690%, 11/01/35 (a)	4,984	4,899
5.895%, 1Y RFUCCT + 1.645%, 09/01/39 (a)	1,541	1,515
5.942%, 1Y RFUCCT + 1.692%, 08/01/37 (a)	2,933	2,920
6.094%, 1Y RFUCCT + 1.844%, 09/01/37 (a)	631	625
6.120%, 6M RFUCCT + 1.620%, 11/01/32 (a)	2,931	2,919
6.150%, 1Y H15 + 2.150%, 08/01/33 (a)	34,831	34,567
6.161%, 1Y H15 + 2.223%, 07/01/35 (a)	5,708	5,732
6.290%, 1Y H15 + 2.290%, 08/01/32 (a)	3,381	3,344
6.386%, 6M RFUCCT + 1.157%, 03/01/28 (a)	1,314	1,311
6.443%, 6M RFUCCT + 1.112%, 11/01/33 (a)	591	588
6.526%, 6M RFUCCT + 1.689%, 04/01/36 (a)	12,403	12,531
6.736%, 6M RFUCCT + 1.430%, 02/01/36 (a)	16,812	16,932
6.847%, 6M RFUCCT + 1.570%, 12/01/34 (a)	15,732	15,890
7.223%, 6M RFUCCT + 1.585%, 03/01/36 (a)	44,170	44,712
Federal National Mortgage Association Connecticut Avenue Securities 8.329%, SOFR30A + 3.014%, 07/25/24 (a)	473,094	477,216
9.429%, SOFR30A + 4.114%, 05/25/25 (a)	770,245	793,353
9.729%, SOFR30A + 4.414%, 02/25/25 (a)	678,982	699,351
10.429%, SOFR30A + 5.114%, 11/25/24 (a)	10,859	10,896
10.429%, SOFR30A + 5.114%, 07/25/25 (a)	690,137	725,431
10.679%, SOFR30A + 5.364%, 10/25/23 (a)	918,168	924,251
12.379%, SOFR30A + 7.064%, 08/25/28 (a)	717,953	753,760

		20,861,578

U.S. Treasury—41.3%
U.S. Treasury Inflation-Indexed Notes 0.125%, 04/15/26 (b)	8,275,547	7,731,171
U.S. Treasury Notes
0.250%, 05/31/25	40,000,000	36,884,375
0.375%, 04/30/25 (c)	5,000,000	4,635,352
0.625%, 10/15/24	25,000,000	23,794,922
1.000%, 12/15/24 (d)	34,000,000	32,285,391
1.250%, 12/31/26	1,642,000	1,470,873
1.500%, 02/15/25	39,000,000	37,046,953
1.625%, 02/15/26	36,500,000	33,810,976

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.625%, 04/15/25	34,000,000	$32,699,766
2.875%, 05/31/25 (c)	35,000,000	33,710,742
2.875%, 11/30/25	36,000,000	34,439,062
4.625%, 06/30/25 (c)	20,000,000	19,828,906

		298,338,489

Total U.S. Treasury & Government Agencies (Cost $324,802,342)		319,200,067

Corporate Bonds & Notes—35.2%

Aerospace/Defense—1.2%
Boeing Co. 2.196%, 02/04/26	2,600,000	2,387,277
General Dynamics Corp. 3.250%, 04/01/25 (c)	3,300,000	3,191,107
RTX Corp. 4.125%, 11/16/28 (c)	2,700,000	2,517,630
TransDigm, Inc. 6.250%, 03/15/26 (144A) (c)	300,000	294,774

		8,390,788

Agriculture—0.7%
Altria Group, Inc. 2.350%, 05/06/25 (c)	2,200,000	2,080,933
Imperial Brands Finance PLC 3.125%, 07/26/24 (144A)	300,000	292,353
4.250%, 07/21/25 (144A)	800,000	770,599
Philip Morris International, Inc. 4.875%, 02/15/28 (c)	900,000	871,898
5.250%, 09/07/28 (c)	900,000	881,297

		4,897,080

Airlines—0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, 04/20/26 (144A)	916,667	895,274
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500%, 10/20/25 (144A)	3,967,760	3,853,879
United Airlines Pass-Through Trust 4.875%, 01/15/26	129,300	125,172

		4,874,325

Auto Manufacturers—0.3%
Mercedes-Benz Finance North America LLC 4.950%, 03/30/25 (144A)	2,100,000	2,081,858

Banks—11.9%
ABN AMRO Bank NV 6.339%, 5Y H15 + 1.650%, 09/18/27 (a)	600,000	598,496
Bank of America Corp. 3.384%, SOFR + 1.330%, 04/02/26 (a) (c)	2,800,000	2,679,868
Bank of Montreal 4.250%, 09/14/24 (c)	3,000,000	2,948,977

Banks—(Continued)
Bank of New York Mellon 5.224%, SOFR + 0.800%, 11/21/25 (a) (c)	2,300,000	2,279,423
Bank of Nova Scotia 2.951%, 03/11/27 (c)	2,300,000	2,097,883
BNP Paribas SA 2.219%, SOFR + 2.074%, 06/09/26 (144A) (a) (c)	700,000	653,249
2.819%, 3M TSFR + 1.373%, 11/19/25 (144A) (a)	1,500,000	1,440,646
BPCE SA 2.375%, 01/14/25 (144A) (c)	3,000,000	2,842,698
Citigroup, Inc. 3.290%, SOFR + 1.528%, 03/17/26 (a)	1,900,000	1,818,263
4.600%, 03/09/26	4,000,000	3,861,649
Deutsche Bank AG 4.162%, 05/13/25 (c)	2,000,000	1,939,350
Goldman Sachs Group, Inc. 2.640%, SOFR + 1.114%, 02/24/28 (a)	2,000,000	1,783,409
3.750%, 02/25/26 (c)	2,000,000	1,901,257
4.250%, 10/21/25	3,000,000	2,890,994
4.387%, SOFR + 1.510%, 06/15/27 (a) (c)	900,000	866,029
5.700%, 11/01/24 (c)	1,600,000	1,593,886
HSBC Holdings PLC 0.976%, SOFR + 0.708%, 05/24/25 (a)	900,000	867,080
1.645%, SOFR + 1.538%, 04/18/26 (a)	1,500,000	1,394,129
4.180%, SOFR + 1.510%, 12/09/25 (a)	1,900,000	1,848,656
Huntington National Bank 5.699%, SOFR + 1.215%, 11/18/25 (a)	1,700,000	1,661,599
JPMorgan Chase & Co. 2.083%, SOFR + 1.850%, 04/22/26 (a) (c)	5,400,000	5,068,469
3.845%, SOFR + 0.980%, 06/14/25 (a) (c)	1,700,000	1,669,989
3.875%, 09/10/24	2,500,000	2,448,620
KeyBank NA 4.150%, 08/08/25	1,600,000	1,506,735
Manufacturers & Traders Trust Co. 5.400%, 11/21/25 (c)	2,300,000	2,230,367
Mitsubishi UFJ Financial Group, Inc. 5.063%, 1Y H15 + 1.550%, 09/12/25 (a) (c)	3,200,000	3,164,996
Mizuho Financial Group, Inc. 5.778%, 1Y H15 + 1.650%, 07/06/29 (a)	1,400,000	1,380,557
Morgan Stanley 2.188%, SOFR + 1.990%, 04/28/26 (a) (c)	2,900,000	2,724,238
4.350%, 09/08/26	2,200,000	2,097,654
National Bank of Canada 3.750%, SOFR + 1.009%, 06/09/25 (a)	2,300,000	2,256,158
Nordea Bank Abp 4.750%, 09/22/25 (144A) (c)	1,200,000	1,174,889
Santander U.K. Group Holdings PLC 1.673%, SOFR + 0.989%, 06/14/27 (a)	1,800,000	1,574,457
Shinhan Bank Co. Ltd. 1.375%, 10/21/26 (144A)	2,500,000	2,196,331
Societe Generale SA 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	1,500,000	1,322,189
2.226%, 1Y H15 + 1.050%, 01/21/26 (144A) (a) (c)	1,700,000	1,600,322
Toronto-Dominion Bank 4.285%, 09/13/24 (c)	4,200,000	4,132,363
Truist Financial Corp. 5.900%, SOFR + 1.626%, 10/28/26 (a) (c)	2,000,000	1,977,929

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG 4.550%, 04/17/26	1,200,000	$1,152,545
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a) (c)	1,900,000	1,875,875
Wells Fargo & Co. 2.188%, SOFR + 2.000%, 04/30/26 (a) (c)	2,500,000	2,347,334
4.100%, 06/03/26 (c)	3,000,000	2,849,485
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,188,060

		85,907,103

Beverages—0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.650%, 02/01/26 (c)	1,400,000	1,344,504
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29 (c)	1,500,000	1,454,347
Coca-Cola Europacific Partners PLC 1.500%, 01/15/27 (144A)	1,600,000	1,399,177

		4,198,028

Biotechnology—0.5%
Amgen, Inc. 5.150%, 03/02/28 (c)	2,300,000	2,262,040
Bio-Rad Laboratories, Inc. 3.300%, 03/15/27	300,000	276,491
Illumina, Inc. 5.800%, 12/12/25 (c)	1,200,000	1,192,251

		3,730,782

Commercial Services—0.1%
Grand Canyon University 4.125%, 10/01/24 (c)	600,000	572,700

Computers—0.2%
Hewlett Packard Enterprise Co. 5.900%, 10/01/24	1,700,000	1,698,620

Cosmetics/Personal Care—0.9%
Estee Lauder Cos., Inc. 4.375%, 05/15/28 (c)	950,000	915,007
Haleon U.S. Capital LLC 3.375%, 03/24/27 (c)	3,400,000	3,154,347
Kenvue, Inc. 5.050%, 03/22/28 (144A) (c)	2,300,000	2,269,549

		6,338,903

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28 (c)	1,000,000	857,478
6.100%, 01/15/27 (c)	1,000,000	995,104
Capital One Financial Corp. 3.800%, 01/31/28 (c)	2,500,000	2,254,788

		4,107,370

Electric—2.9%
Berkshire Hathaway Energy Co. 4.050%, 04/15/25	1,700,000	1,655,994
Dominion Energy, Inc. 1.450%, 04/15/26 (c)	2,000,000	1,799,378
DTE Energy Co. 4.875%, 06/01/28 (c)	1,500,000	1,449,659
Electricite de France SA 5.700%, 05/23/28 (144A)	300,000	297,088
Exelon Corp. 3.400%, 04/15/26 (c)	2,000,000	1,894,293
4.050%, 04/15/30 (c)	2,400,000	2,160,024
Florida Power & Light Co. 4.400%, 05/15/28	910,000	877,467
Korea East-West Power Co. Ltd. 1.750%, 05/06/25 (144A)	2,500,000	2,345,248
3.600%, 05/06/25 (144A) (c)	1,600,000	1,544,999
NextEra Energy Capital Holdings, Inc. 5.749%, 09/01/25	1,700,000	1,695,226
6.051%, 03/01/25	900,000	901,362
Southern Co. 3.250%, 07/01/26 (c)	3,000,000	2,812,957
5.500%, 03/15/29 (c)	1,700,000	1,689,256

		21,122,951

Electronics—0.2%
Flex Ltd. 3.750%, 02/01/26	1,300,000	1,235,800

Entertainment—0.0%
Banijay Entertainment 8.125%, 05/01/29 (c)	300,000	297,753

Food—0.1%
Hershey Co. 4.250%, 05/04/28 (c)	900,000	871,588

Healthcare-Products—0.6%
Baxter International, Inc. 1.915%, 02/01/27 (c)	3,000,000	2,645,864
GE HealthCare Technologies, Inc. 5.550%, 11/15/24 (c)	900,000	895,489
5.650%, 11/15/27 (c)	1,000,000	998,359

		4,539,712

Healthcare-Services—0.8%
Centene Corp. 3.375%, 02/15/30 (c)	900,000	750,665
Elevance Health, Inc. 1.500%, 03/15/26 (c)	3,000,000	2,717,071
Quest Diagnostics, Inc. 3.450%, 06/01/26	2,100,000	1,988,326

		5,456,062

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—2.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750%, 04/15/28 (144A)	500,000	$482,527
Corebridge Global Funding 5.900%, 09/19/28 (144A) (c)	1,600,000	1,594,484
GA Global Funding Trust 3.850%, 04/11/25 (144A) (c)	3,800,000	3,650,923
Marsh & McLennan Cos., Inc. 4.375%, 03/15/29	2,600,000	2,465,837
New York Life Global Funding 3.600%, 08/05/25 (144A)	3,200,000	3,092,173
Northwestern Mutual Global Funding 4.900%, 06/12/28 (144A)	1,500,000	1,460,746
Pricoa Global Funding I 5.100%, 05/30/28 (144A) (c)	1,500,000	1,473,541
Protective Life Global Funding 3.218%, 03/28/25 (144A) (c)	1,500,000	1,436,571

		15,656,802

Internet—0.8%
Meta Platforms, Inc. 4.600%, 05/15/28 (c)	3,100,000	3,032,463
Netflix, Inc. 3.625%, 06/15/25 (144A) (c)	800,000	771,848
4.375%, 11/15/26 (c)	700,000	674,898
5.750%, 03/01/24	400,000	398,540
Tencent Holdings Ltd. 1.810%, 01/26/26 (144A)	900,000	825,528

		5,703,277

Lodging—0.3%
Sands China Ltd. 2.550%, 03/08/27	1,200,000	1,041,029
Studio City Finance Ltd. 6.000%, 07/15/25 (144A) (c)	1,000,000	951,700

		1,992,729

Media—1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25 (c)	3,000,000	2,931,457
Comcast Corp. 4.550%, 01/15/29 (c)	2,000,000	1,920,681
DISH DBS Corp. 5.250%, 12/01/26 (144A)	800,000	679,881
Fox Corp. 3.050%, 04/07/25 (c)	1,700,000	1,631,247
TWDC Enterprises 18 Corp. 3.150%, 09/17/25 (c)	3,000,000	2,870,497
Walt Disney Co. 1.750%, 01/13/26 (c)	1,300,000	1,197,283

		11,231,046

Miscellaneous Manufacturing—0.2%
Parker-Hannifin Corp. 3.650%, 06/15/24 (c)	1,600,000	1,575,220

Multi-National—0.2%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,151,886

Oil & Gas—1.9%
Aker BP ASA 2.000%, 07/15/26 (144A)	1,010,000	901,411
BP Capital Markets America, Inc. 3.410%, 02/11/26 (c)	2,000,000	1,911,517
3.796%, 09/21/25 (c)	3,200,000	3,102,621
CITGO Petroleum Corp. 6.375%, 06/15/26	1,100,000	1,086,268
Endeavor Energy Resources LP/EER Finance, Inc. 5.750%, 01/30/28 (144A)	900,000	868,467
Equinor ASA 1.750%, 01/22/26 (c)	1,300,000	1,199,778
2.875%, 04/06/25 (c)	4,700,000	4,525,439
Petroleos Mexicanos 6.875%, 10/16/25 (c)	350,000	335,275

		13,930,776

Pharmaceuticals—1.8%
AstraZeneca PLC 0.700%, 04/08/26 (c)	200,000	178,520
Bayer U.S. Finance II LLC 3.875%, 12/15/23 (144A) (c)	3,000,000	2,987,395
Cigna Group 1.250%, 03/15/26 (c)	4,000,000	3,600,372
CVS Health Corp. 4.300%, 03/25/28 (c)	1,600,000	1,514,258
5.000%, 01/30/29 (c)	1,500,000	1,451,103
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/28 (c)	2,700,000	2,603,111
Teva Pharmaceutical Finance Netherlands III BV 4.750%, 05/09/27 (c)	800,000	734,027

		13,068,786

Pipelines—1.5%
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	2,500,000	2,481,400
Energy Transfer LP 4.050%, 03/15/25 (c)	1,800,000	1,750,361
EnLink Midstream Partners LP 4.850%, 07/15/26 (c)	1,100,000	1,035,604
MPLX LP 4.875%, 12/01/24	2,500,000	2,464,564
Sabine Pass Liquefaction LLC 5.625%, 03/01/25 (c)	1,700,000	1,689,286
5.750%, 05/15/24 (c)	221,000	220,533
Venture Global LNG, Inc. 8.125%, 06/01/28 (144A) (c)	600,000	594,086

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Cos., Inc. 4.000%, 09/15/25 (c)	500,000	$481,754

		10,717,588

Real Estate Investment Trusts—0.5%
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27 (c)	1,300,000	1,007,400
Prologis LP 4.875%, 06/15/28	2,250,000	2,192,319
Public Storage Operating Co. 5.125%, 01/15/29 (c)	400,000	393,659

		3,593,378

Retail—0.0%
Advance Auto Parts, Inc. 5.900%, 03/09/26 (c)	150,000	144,867
5.950%, 03/09/28	150,000	141,769
KSouth Africa Ltd. 3.000%, 12/31/22 (144A) † (e) (f) (g)	712,186	0
25.000%, 12/31/22 (144A) † (e) (f) (g)	313,720	0
Party City Holdings, Inc. 10.821%, 07/15/25 (144A) (c) (e)	195,885	25,465

		312,101

Semiconductors—0.4%
SK Hynix, Inc. 1.500%, 01/19/26 (144A)	3,400,000	3,054,888

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27 (c)	1,000,000	887,449

Telecommunications—1.4%
AT&T, Inc. 1.650%, 02/01/28 (c)	2,700,000	2,278,790
2.300%, 06/01/27	400,000	354,179
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	300,000	285,586
Iliad Holding SASU 6.500%, 10/15/26 (144A) (c)	700,000	657,659
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	112,500	111,307
T-Mobile USA, Inc. 4.950%, 03/15/28 (c)	3,000,000	2,911,394
Verizon Communications, Inc. 1.450%, 03/20/26 (c)	4,300,000	3,882,474

		10,481,389

Trucking & Leasing—0.1%
DAE Funding LLC 1.550%, 08/01/24 (144A)	600,000	574,581

Total Corporate Bonds & Notes (Cost $269,755,498)		254,253,319

Asset-Backed Securities—7.4%
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—2.3%
American Express Credit Account Master Trust 3.750%, 08/15/27	5,496,000	5,319,877
BA Credit Card Trust 3.530%, 11/15/27	1,200,000	1,159,631
Capital One Multi-Asset Execution Trust 3.490%, 05/15/27	3,070,000	2,965,872
Chase Issuance Trust 3.970%, 09/15/27	2,047,000	1,988,708
Discover Card Execution Note Trust 3.560%, 07/15/27	5,710,000	5,511,492

		16,945,580

Asset-Backed - Other—5.1%
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,128,814	2,048,101
Bain Capital Credit CLO Ltd. 6.757%, 3M TSFR + 1.412%, 04/23/31 (144A) (a)	1,000,000	986,005
Carlyle Direct Lending CLO LLC 7.770%, 3M TSFR + 2.462%, 10/15/31 (144A) (a)	1,000,000	968,760
CF Hippolyta Issuer LLC 1.690%, 07/15/60 (144A)	1,142,304	1,037,616
Cook Park CLO Ltd. 6.690%, 3M TSFR + 1.382%, 04/17/30 (144A) (a)	1,500,000	1,473,579
Countrywide Asset-Backed Certificates Trust 6.184%, 1M TSFR + 0.864%, 03/25/34 (a)	28,314	27,691
Dryden 45 Senior Loan Fund 6.970%, 3M TSFR + 1.662%, 10/15/30 (144A) (a)	3,000,000	2,955,951
FirstKey Homes Trust 1.266%, 10/19/37 (144A)	1,405,333	1,275,056
Home Partners of America Trust 2.649%, 01/17/41 (144A)	487,926	411,859
Neuberger Berman CLO XVIII Ltd. 6.995%, 3M TSFR + 1.662%, 10/21/30 (144A) (a)	1,700,000	1,683,785
New Economy Assets Phase 1 Sponsor LLC 1.910%, 10/20/61 (144A)	5,010,000	4,320,110
Octagon 58 Ltd. 7.658%, 3M TSFR + 2.350%, 07/15/37 (144A) (a)	3,000,000	2,936,595
Octagon Investment Partners 28 Ltd. 7.057%, 3M TSFR + 1.712%, 10/24/30 (144A) (a)	2,000,000	1,972,832
Octagon Investment Partners 35 Ltd. 6.688%, 3M TSFR + 1.362%, 01/20/31 (144A) (a)	600,000	594,163
OHA Credit Partners VII Ltd. 6.711%, 3M TSFR + 1.332%, 02/20/34 (144A) (a)	6,398,000	6,356,151
RAAC Trust 6.134%, 1M TSFR + 0.814%, 03/25/34 (a)	45,257	44,397
RR 14 Ltd. 6.690%, 3M TSFR + 1.382%, 04/15/36 (144A) (a)	5,382,000	5,344,111
Voya CLO Ltd. 6.972%, 3M TSFR + 1.662%, 10/18/31 (144A) (a)	2,454,544	2,401,023

		36,837,785

Total Asset-Backed Securities (Cost $55,719,174)		53,783,365

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—4.8%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.4%
Adjustable Rate Mortgage Trust 4.674%, 02/25/35 (a)	636,717	$617,522
BRAVO Residential Funding Trust 3.500%, 10/25/44 (144A) (a)	1,005,080	935,370
CHL Mortgage Pass-Through Trust 4.525%, 07/25/34 (a)	170,395	156,853
COLT Mortgage Loan Trust 4.301%, 03/25/67 (144A) (a)	957,103	896,431
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	34,444	19,671
JP Morgan Mortgage Trust 2.500%, 10/25/51 (144A) (a)	4,231,135	3,585,630
2.500%, 04/25/52 (144A) (a)	3,821,939	3,227,202
2.500%, 06/25/52 (144A) (a)	751,178	624,123
Merrill Lynch Mortgage Investors Trust 6.174%, 1M TSFR + 0.854%, 03/25/28 (a)	70,056	64,696
Mill City Mortgage Loan Trust 3.250%, 05/25/62 (144A) (a)	591,452	570,373
3.500%, 04/25/66 (144A) (a)	1,260,343	1,198,076
New York Mortgage Trust 6.109%, 1M TSFR + 0.789%, 02/25/36 (a)	44,109	42,246
OBX Trust 2.500%, 05/25/51 (144A) (a)	2,523,044	2,134,968
2.500%, 10/25/51 (144A) (a)	675,563	568,802
6.084%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	312,944	296,634
Provident Funding Mortgage Trust 2.500%, 10/25/51 (144A) (a)	2,584,008	2,153,588
PSMC Trust 2.500%, 08/25/51 (144A) (a)	3,906,894	3,328,547
Sequoia Mortgage Trust 6.079%, 1M TSFR + 0.754%, 11/20/34 (a)	111,347	100,752
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (a)	207,952	205,630
3.000%, 06/25/58 (144A) (a)	1,412,842	1,265,444
3.750%, 03/25/58 (144A) (a)	357,756	332,863
3.750%, 05/25/58 (144A) (a)	2,045,346	1,935,663
WaMu Mortgage Pass-Through Certificates Trust 5.894%, 1M TSFR + 0.574%, 04/25/45 (a)	457,360	438,530

		24,699,614

Commercial Mortgage-Backed Securities—1.4%
BX Commercial Mortgage Trust 6.147%, 1M TSFR + 0.814%, 09/15/36 (144A) (a)	1,950,000	1,897,376
BX Mortgage Trust 6.136%, 1M TSFR + 0.804%, 10/15/36 (144A) (a)	2,643,000	2,583,293
BX Trust 6.823%, 1M TSFR + 1.491%, 04/15/37 (144A) (a)	2,631,008	2,610,880
Commercial Mortgage Trust 6.214%, 07/10/38 (a)	357,974	150,349
DBCG Mortgage Trust 8.500%, 06/15/34 (144A) (a)	2,550,000	2,523,219

		9,765,117

Total Mortgage-Backed Securities (Cost $38,531,437)		34,464,731

Floating Rate Loans (h)—2.0%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
Alloy Finco Ltd. Holdco PIK Term Loan, 13.500%, 03/06/25 (i)	508,315	489,571

Airlines—0.1%
United Airlines, Inc. Term Loan B, 9.182%, 1M TSFR + 3.750%, 04/21/28	584,692	588,479

Auto Parts & Equipment—0.1%
First Brands Group LLC Term Loan, 10.881%, 6M TSFR + 5.000%, 03/30/27	428,110	423,650

Beverages—0.0%
Triton Water Holdings, Inc. Term Loan, 8.650%, 3M TSFR + 3.250%, 03/31/28	346,514	339,614

Chemicals—0.0%
INEOS Styrolution U.S. Holding LLC
2021 USD Term Loan B, 8.181%, 1M TSFR + 2.750%, 01/29/26	345,412	344,764

Commercial Services—0.1%
Allied Universal Holdco LLC
USD Incremental Term Loan B, 9.166%, 1M TSFR + 3.750%, 05/12/28	264,772	256,302
Verscend Holding Corp. Term Loan B, 9.431%, 1M TSFR + 4.000%, 08/27/25	232,422	232,804

		489,106

Computers—0.1%
Magenta Buyer LLC
USD 1st Lien Term Loan, 10.631%, 3M TSFR + 5.000%, 07/27/28	206,281	154,858
Peraton Corp. Term Loan B, 9.166%, 1M TSFR + 3.750%, 02/01/28	317,606	317,176

		472,034

Diversified Financial Services—0.1%
Citadel Securities LP
2023 Term Loan B, 7.888%, 3M TSFR + 2.500%, 07/29/30	380,272	379,975
Edelman Financial Center LLC Term Loan B, 8.818%, 1M TSFR + 3.500%, 04/07/28	335,143	332,273

		712,248

Entertainment—0.1%
Bally’s Corp. Term Loan B, 9.099%, 3M TSFR + 3.250%, 10/02/28	528,763	519,383
Scientific Games Holdings LP
USD Term Loan B, 8.768%, 3M TSFR + 3.500%, 04/04/29	269,439	268,222

		787,605

Home Furnishings—0.1%
AI Aqua Merger Sub, Inc.
1st Lien Term Loan B, 9.084%, 1M TSFR + 3.750%, 07/31/28	403,457	399,927

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.2%
Alliant Holdings Intermediate LLC Term Loan B4, 8.931%, 1M LIBOR + 3.500%, 11/05/27	265,958	$265,807
AssuredPartners, Inc. Term Loan B, 8.818%, 1M TSFR + 3.500%, 02/12/27	335,786	335,636
Asurion LLC
Second Lien Term Loan B4, 10.681%, 1M TSFR + 5.250%, 01/20/29	544,707	482,577
Sedgwick Claims Management Services, Inc. Term Loan B, 9.066%, 1M TSFR + 3.750%, 02/24/28	224,180	223,935

		1,307,955

Machinery-Diversified—0.1%
Vertical U.S. Newco, Inc. Term Loan B, 9.381%, 6M TSFR + 3.500%, 07/30/27	375,350	374,959

Media—0.2%
CSC Holdings LLC
2022 Term Loan B6, 9.832%, 1M TSFR + 4.500%, 01/18/28	353,997	335,855
Gray Television, Inc. Term Loan D, 8.444%, 1M TSFR + 3.000%, 12/01/28	294,750	287,749
McGraw-Hill Global Education Holdings LLC Term Loan, 9.985%, 1M TSFR + 4.750%, 07/28/28	468,557	459,576
Radiate Holdco LLC Term Loan B, 8.681%, 1M TSFR + 3.250%, 09/25/26	293,273	240,759
Univision Communications, Inc.
First Lien Term Loan B, 8.681%, 1M TSFR + 3.250%, 03/15/26	416,420	416,127

		1,740,066

Metal Fabricate/Hardware—0.0%
Tiger Acquisition LLC Term Loan, 8.666%, 1M TSFR + 3.250%, 06/01/28	335,150	331,631

Office/Business Equipment—0.1%
Pitney Bowes, Inc. Term Loan B, 9.318%, 1M TSFR + 4.000%, 03/17/28	439,658	425,369

Oil & Gas—0.0%
QuarterNorth Energy Holding, Inc.
Exit 2nd Lien Term Loan, 13.431%, 1M TSFR + 8.000%, 08/27/26	360,484	359,808

Pharmaceuticals—0.2%
Gainwell Acquisition Corp. Term Loan B, 9.490%, 3M TSFR + 4.000%, 10/01/27	244,712	239,206
Jazz Financing Lux Sarl
USD Term Loan, 8.931%, 1M TSFR + 3.500%, 05/05/28	579,325	579,767
Organon & Co.
USD Term Loan, 8.442%, 1M TSFR + 3.000%, 06/02/28	344,355	344,441

		1,163,414

Retail—0.1%
General Nutrition Centers, Inc.
2nd Lien Term Loan, 6.250%, 1M LIBOR + 6.000%, 10/07/26	194,089	$175,655
Great Outdoors Group LLC Term Loan B1, 9.181%, 1M TSFR + 3.750%, 03/06/28	213,337	213,204
Highline Aftermarket Acquisition LLC Term Loan B, 9.818%, 1M TSFR + 4.500%, 11/09/27	247,392	245,227
Michaels Cos., Inc. Term Loan B, 9.902%, 3M TSFR + 4.250%, 04/15/28	224,825	205,940
Staples, Inc.
7 Year Term Loan, 10.634%, 3M TSFR + 5.000%, 04/16/26	303,881	261,053

		1,101,079

Software—0.2%
Ivanti Software, Inc. Term Loan B, 9.758%, 3M TSFR + 4.250%, 12/01/27	284,245	246,583
Navicure, Inc. Term Loan B, 9.431%, 1M TSFR + 4.000%, 10/22/26	250,900	251,488
Polaris Newco LLC
USD Term Loan B, 9.431%, 1M TSFR + 4.000%, 06/02/28	213,288	204,757
Quest Software U.S. Holdings, Inc. Term Loan, 9.769%, 3M TSFR + 4.250%, 02/01/29	443,717	371,137
Rocket Software, Inc. Term Loan, 9.681%, 1M TSFR + 4.250%, 11/28/25	265,938	266,033

		1,339,998

Telecommunications—0.1%
Global Tel*Link Corp.
1st Lien Term Loan, 9.769%, 3M TSFR + 4.250%, 11/29/25	823,218	801,168
GoTo Group, Inc. Term Loan B, 10.269%, 3M TSFR + 4.750%, 08/31/27	296,581	198,616

		999,784

Transportation—0.0%
Kenan Advantage Group, Inc. Term Loan B1, 9.477%, 3M TSFR + 3.750%, 03/24/26	261,983	261,696

Total Floating Rate Loans (Cost $14,882,618)		14,452,757

Municipals—1.6%
City & County Honolulu Wastewater System Revenue 2.233%, 07/01/24	710,000	692,476
Curators of the University of Missouri 2.012%, 11/01/27	2,000,000	1,779,884
Golden State Tobacco Securitization Corp. 3.850%, 06/01/50	1,980,000	1,795,967
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	703,780
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	5,516,171
Texas State University System 2.351%, 03/15/26	1,385,000	1,296,518

Total Municipals (Cost $12,810,613)		11,784,796

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—0.8%

Security Description	Shares/ Principal Amount*	Value

Electric—0.1%
Korea Electric Power Corp. 5.375%, 04/06/26 (144A)	800,000	$795,952

Sovereign—0.7%
Colombia Government International Bond 8.125%, 05/21/24 (c)	1,910,000	1,935,084
Peru Government International Bond 2.783%, 01/23/31	600,000	491,330
Philippines Government International Bond 4.200%, 01/21/24	600,000	596,607
Romania Government International Bond 4.875%, 01/22/24 (144A)	2,300,000	2,292,866

		5,315,887

Total Foreign Government (Cost $6,940,951)		6,111,839

Common Stocks—0.2%

Oil, Gas & Consumable Fuels—0.2%
QuarterNorth Energy Fieldwood (j)	10,939	1,433,018

Retail—0.0%
KSouth Africa Ltd. (f) (g) (j)	8,217,950	0
KSouth Africa Ltd. - Class B (f) (g) (j)	817,800	0
KSouth Africa Ltd./EdCon (f) (g) (j)	40,457	0

		0

Total Common Stocks (Cost $1,683,554)		1,433,018

Escrow Shares—0.0%

Oil & Gas—0.0%
Sanchez Energy Corp. (Cost $1,200,000)	1,200,000	84,000

Short-Term Investment—2.4%

Discount Note—2.4%
Federal Home Loan Bank 2.637%, 10/02/23 (k)	17,030,000	17,030,000

Total Short-Term Investments (Cost $17,027,540)		17,030,000

Securities Lending Reinvestments (l)—12.6%

Certificates of Deposit—2.3%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (a)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (a)	1,000,000	1,000,643
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (a)	1,000,000	1,000,072

Certificates of Deposit—(Continued)
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (a)	2,000,000	1,999,904
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (a)	2,000,000	2,000,196
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (a)	2,000,000	2,000,150
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/20/23	500,000	498,450
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (a)	2,000,000	2,000,098
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (a)	1,000,000	1,000,146
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (a)	1,000,000	1,000,053
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (a)	1,000,000	1,000,580
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (a)	1,000,000	1,000,095

		16,500,657

Commercial Paper—0.6%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (a)	1,000,000	1,000,220
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (a)	2,000,000	2,000,540
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (a)	1,000,000	1,000,000

		4,000,760

Repurchase Agreements—5.5%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $1,601,702; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $1,632,039.	1,600,000	1,600,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $4,021,856; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $4,080,292.	4,000,000	4,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $2,060,331; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $2,125,943.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $16,555,872; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $16,879,536.	16,548,563	16,548,563

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Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,500,665; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $1,537,169.	1,500,000	$1,500,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $3,403,517; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $3,484,251.	3,400,000	3,400,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $6,006,358; collateralized by various Common Stock with an aggregate market value of $6,695,924.	6,000,000	6,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $2,000,910; collateralized by various Common Stock with an aggregate market value of $2,231,990.	2,000,000	2,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $2,010,869; collateralized by various Common Stock with an aggregate market value of $2,222,567.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $300,136; collateralized by various Common Stock with an aggregate market value of $333,906.	300,000	300,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $500,226; collateralized by various Common Stock with an aggregate market value of $550,249.	500,000	500,000

		39,848,563

Mutual Funds—4.2%
Allspring Government Money Market Fund, Select Class 5.270% (m)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (m)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (m)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (m)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (m)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (m)	3,000,000	3,000,000

Mutual Funds—(Continued)
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (m)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (m)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (m)	5,000,000	5,000,000

		30,000,000

Total Securities Lending Reinvestments (Cost $90,347,171)		90,349,980

Total Investments—111.2% (Cost $833,700,898)		802,947,872
Other assets and liabilities (net)—(11.2)%		(80,783,759)

Net Assets—100.0%		$722,164,113

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $127,522,016 and the collateral received consisted of cash in the amount of $90,341,447 and non-cash collateral with a value of $41,556,759. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2023, the market value of securities pledged was $2,373,926.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with

BHFTI-125

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Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Non-income producing security.
(k)	The rate shown represents current yield to maturity.
(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(m)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $132,951,038, which is 18.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$313,720	$313,720	$0
KSouth Africa Ltd., 3.000%, 12/31/22	04/15/13-12/31/18	712,186	1,372,248	0

				$0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	778,200	JPMC	02/26/24	USD	849,229	$(20,650)
EUR	13,498,000	JPMC	02/26/24	USD	14,283,854	87,977

Contracts to Deliver
EUR	14,295,000	JPMC	02/26/24	USD	15,651,839	431,412

Net Unrealized Appreciation						$498,739

Securities in the amount of $515,441 have been received at the custodian bank and held as collateral for forward foreign currency exchange contracts.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/29/23	851	USD	172,507,008	$(403,388)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/23	(189)	USD	(20,423,813)	379,209
U.S. Treasury Note 5 Year Futures	12/29/23	(407)	USD	(42,881,266)	230,712

Net Unrealized Appreciation					$206,533

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.38	(1.000%)	Quarterly	12/20/27	2.070%	USD	2,105,000	$82,259	$141,874	$(59,615)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.40	5.000%	Quarterly	06/20/28	4.323%	USD	1,940,000	$30,407	$30,822	$(415)

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	4.425%	USD	1,985,000	$(256,867)	$(268,151)	$11,284

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bespoke Kenai 0-5% CDX Tranche (e)	0.000%	Quarterly	12/20/23	CBNA	194.496%	USD	1,666,875	$(271,222)	$(55,903)	$(215,319)
Bespoke Rotorua 0-5% CDX Tranche (e)	0.000%	Quarterly	12/20/23	CBNA	189.193%	USD	2,228,454	(440,317)	(75,685)	(364,632)
Bespoke Rotorua 5-10% CDX Tranche (e)	3.600%	Quarterly	12/20/23	CBNA	2.854%	USD	1,800,000	4,073	—	4,073
CDX.NA.HY.31	5.000%	Quarterly	12/20/23	CBNA	3.605%	USD	4,500,000	(5,357)	(36,849)	31,492
CDX.NA.HY.31	5.000%	Quarterly	12/20/23	CBNA	3.605%	USD	8,100,000	(9,643)	(47,911)	38,268
CDX.NA.HY.33	5.000%	Quarterly	12/20/24	CBNA	2.839%	USD	5,700,000	118,603	(127,897)	246,500
CDX.NA.IG.31	1.000%	Quarterly	12/20/23	CBNA	0.123%	USD	1,800,000	3,511	(11,435)	14,946
CDX.NA.IG.31	1.000%	Quarterly	12/20/23	CBNA	0.123%	USD	400,000	780	(2,730)	3,510

Totals								$(599,572)	$(358,410)	$(241,162)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Represents a custom index comprised of a basket of underlying issues.

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(EUR)—	Euro
(USD)—	United States Dollar

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$319,200,067	$—	$319,200,067
Corporate Bonds & Notes
Aerospace/Defense	—	8,390,788	—	8,390,788
Agriculture	—	4,897,080	—	4,897,080
Airlines	—	4,874,325	—	4,874,325
Auto Manufacturers	—	2,081,858	—	2,081,858
Banks	—	85,907,103	—	85,907,103
Beverages	—	4,198,028	—	4,198,028
Biotechnology	—	3,730,782	—	3,730,782
Commercial Services	—	572,700	—	572,700
Computers	—	1,698,620	—	1,698,620
Cosmetics/Personal Care	—	6,338,903	—	6,338,903
Diversified Financial Services	—	4,107,370	—	4,107,370
Electric	—	21,122,951	—	21,122,951
Electronics	—	1,235,800	—	1,235,800
Entertainment	—	297,753	—	297,753
Food	—	871,588	—	871,588
Healthcare-Products	—	4,539,712	—	4,539,712
Healthcare-Services	—	5,456,062	—	5,456,062
Insurance	—	15,656,802	—	15,656,802
Internet	—	5,703,277	—	5,703,277
Lodging	—	1,992,729	—	1,992,729
Media	—	11,231,046	—	11,231,046
Miscellaneous Manufacturing	—	1,575,220	—	1,575,220
Multi-National	—	1,151,886	—	1,151,886
Oil & Gas	—	13,930,776	—	13,930,776
Pharmaceuticals	—	13,068,786	—	13,068,786
Pipelines	—	10,717,588	—	10,717,588
Real Estate Investment Trusts	—	3,593,378	—	3,593,378
Retail	—	312,101	0	312,101
Semiconductors	—	3,054,888	—	3,054,888
Software	—	887,449	—	887,449
Telecommunications	—	10,481,389	—	10,481,389
Trucking & Leasing	—	574,581	—	574,581
Total Corporate Bonds & Notes	—	254,253,319	0	254,253,319
Total Asset-Backed Securities*	—	53,783,365	—	53,783,365
Total Mortgage-Backed Securities*	—	34,464,731	—	34,464,731
Total Floating Rate Loans*	—	14,452,757	—	14,452,757
Total Municipals*	—	11,784,796	—	11,784,796
Total Foreign Government*	—	6,111,839	—	6,111,839

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$—	$1,433,018	$—	$1,433,018
Retail	—	—	0	0
Total Common Stocks	—	1,433,018	0	1,433,018
Total Escrow Shares*	—	84,000	—	84,000
Total Short-Term Investment*	—	17,030,000	—	17,030,000
Securities Lending Reinvestments
Certificates of Deposit	—	16,500,657	—	16,500,657
Commercial Paper	—	4,000,760	—	4,000,760
Repurchase Agreements	—	39,848,563	—	39,848,563
Mutual Funds	30,000,000	—	—	30,000,000
Total Securities Lending Reinvestments	30,000,000	60,349,980	—	90,349,980
Total Investments	$30,000,000	$772,947,872	$0	$802,947,872

Collateral for Securities Loaned (Liability)	$—	$(90,341,447)	$—	$(90,341,447)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$519,389	$—	$519,389
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(20,650)	—	(20,650)
Total Forward Contracts	$—	$498,739	$—	$498,739
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$609,921	$—	$—	$609,921
Futures Contracts (Unrealized Depreciation)	(403,388)	—	—	(403,388)
Total Futures Contracts	$206,533	$—	$—	$206,533
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(60,030)	$—	$(60,030)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$126,967	$—	$126,967
OTC Swap Contracts at Value (Liabilities)	—	(983,406)	—	(983,406)
Total OTC Swap Contracts	$—	$(856,439)	$—	$(856,439)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—83.9% of Net Assets

Security Description	Principal Amount*	Value

Australia—8.9%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD)	6,419,000	$3,002,852
2.000%, 03/08/33 (AUD)	27,953,000	13,899,168
Queensland Treasury Corp.
1.750%, 07/20/34 (144A) (AUD)	15,808,000	7,350,053
2.000%, 08/22/33 (AUD)	17,830,000	8,791,472
Treasury Corp. of Victoria
2.250%, 09/15/33 (AUD)	20,302,000	10,146,276
2.250%, 11/20/34 (AUD)	10,817,000	5,209,231

		48,399,052

Brazil—6.5%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	91,060,000	17,698,024
10.000%, 01/01/29 (BRL)	43,635,000	8,460,956
10.000%, 01/01/31 (BRL)	35,111,000	6,497,348
10.000%, 01/01/33 (BRL)	14,645,000	2,657,955

		35,314,283

Colombia—5.9%
Colombia TES
6.000%, 04/28/28 (COP)	6,119,000,000	1,236,919
6.250%, 07/09/36 (COP)	4,082,000,000	642,019
7.000%, 03/26/31 (COP)	9,039,100,000	1,735,612
7.000%, 06/30/32 (COP)	19,600,000,000	3,620,346
7.250%, 10/18/34 (COP)	11,954,000,000	2,130,246
7.500%, 08/26/26 (COP)	8,103,100,000	1,826,721
7.750%, 09/18/30 (COP)	54,694,100,000	11,189,186
9.250%, 05/28/42 (COP)	18,685,000,000	3,640,215
13.250%, 02/09/33 (COP)	22,995,000,000	6,088,278

		32,109,542

Germany—4.7%
Bundesobligation
Zero Coupon, 10/18/24 (EUR)	3,560,000	3,629,518
Bundesrepublik Deutschland Bundesanleihe
6.250%, 01/04/24 (EUR)	3,491,000	3,714,607
Bundesschatzanweisungen
0.400%, 09/13/24 (EUR)	7,724,000	7,925,542
German Treasury Bills
2.525%, 10/18/23 (EUR) (a)	8,309,000	8,770,460
3.756%, 03/20/24 (EUR) (a)	1,594,000	1,656,236

		25,696,363

Ghana—0.4%
Republic of Ghana Government Bonds
8.350%, 3.350% PIK, 02/16/27 (GHS) (b)	6,955,604	337,492
8.500%, 3.500% PIK, 02/15/28 (GHS) (b)	6,960,734	291,441
8.650%, 3.650% PIK, 02/13/29 (GHS) (b)	6,640,373	243,780
8.800%, 3.800% PIK, 02/12/30 (GHS) (b)	6,645,264	217,648
8.950%, 3.950% PIK, 02/11/31 (GHS) (b)	6,418,318	195,408
9.100%, 4.100% PIK, 02/10/32 (GHS) (b)	6,423,039	185,035
9.250%, 4.250% PIK, 02/08/33 (GHS) (b)	6,427,759	177,867
9.400%, 4.400% PIK, 02/07/34 (GHS) (b)	1,858,798	50,021

Ghana —(Continued)
Republic of Ghana Government Bonds
9.550%, 4.550% PIK, 02/06/35 (GHS) (b)	1,860,162	$49,165
9.700%, 4.700% PIK, 02/05/36 (GHS) (b)	1,861,526	48,699
9.850%, 4.850% PIK, 02/03/37 (GHS) (b)	1,862,890	48,527
10.000%, 5.000% PIK, 02/02/38 (GHS) (b)	1,864,254	48,574

		1,893,657

India—4.7%
India Government Bonds
6.790%, 05/15/27 (INR)	1,349,610,000	15,987,542
7.100%, 04/18/29 (INR)	131,600,000	1,570,751
7.260%, 08/22/32 (INR)	658,300,000	7,897,658

		25,455,951

Indonesia—8.7%
Indonesia Treasury Bonds
6.125%, 05/15/28 (IDR)	10,805,000,000	688,863
6.375%, 08/15/28 (IDR)	10,805,000,000	694,135
6.375%, 04/15/32 (IDR)	26,515,000,000	1,672,118
6.500%, 02/15/31 (IDR)	9,445,000,000	599,181
7.000%, 09/15/30 (IDR)	29,766,000,000	1,947,858
7.000%, 02/15/33 (IDR)	575,334,000,000	37,448,641
8.375%, 03/15/34 (IDR)	56,926,000,000	4,101,434

		47,152,230

Japan—4.5%
Japan Treasury Bills
Zero Coupon, 11/10/23 (JPY) (a)	695,200,000	4,653,048
Zero Coupon, 12/20/23 (JPY) (a)	314,000,000	2,102,015
Zero Coupon, 02/20/24 (JPY) (a)	2,642,300,000	17,691,992

		24,447,055

Malaysia—7.8%
Malaysia Government Bonds
3.478%, 06/14/24 (MYR)	8,500,000	1,813,100
3.502%, 05/31/27 (MYR)	3,400,000	718,411
3.582%, 07/15/32 (MYR)	18,020,000	3,710,793
3.733%, 06/15/28 (MYR)	7,220,000	1,533,798
3.882%, 03/14/25 (MYR)	24,840,000	5,327,592
3.899%, 11/16/27 (MYR)	81,570,000	17,505,150
3.900%, 11/30/26 (MYR)	10,200,000	2,189,132
3.955%, 09/15/25 (MYR)	3,200,000	686,688
4.059%, 09/30/24 (MYR)	16,230,000	3,476,012
4.181%, 07/15/24 (MYR)	14,360,000	3,075,052
4.498%, 04/15/30 (MYR)	10,830,000	2,386,809

		42,422,537

Mexico—9.5%
Mexico Bonos
7.500%, 05/26/33 (MXN)	266,740,000	12,998,056
7.750%, 05/29/31 (MXN)	550,280,000	27,797,389
7.750%, 11/23/34 (MXN)	55,470,000	2,711,927
7.750%, 11/13/42 (MXN)	70,400,000	3,252,720
8.500%, 05/31/29 (MXN)	41,400,000	2,220,622

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Mexico —(Continued)
Mexico Bonos
8.500%, 11/18/38 (MXN)	32,710,000	$1,653,697
10.000%, 11/20/36 (MXN)	17,840,000	1,027,508

		51,661,919

Norway—4.2%
Norway Government Bonds
1.500%, 02/19/26 (144A) (NOK)	20,165,000	1,772,965
1.750%, 03/13/25 (144A) (NOK)	33,998,000	3,067,543
3.000%, 03/14/24 (144A) (NOK)	196,347,000	18,243,118

		23,083,626

Panama—2.0%
Panama Government International Bonds
2.252%, 09/29/32	1,050,000	758,897
6.400%, 02/14/35	10,330,000	9,999,766

		10,758,663

Singapore—4.7%
Singapore Government Bonds
2.625%, 08/01/32 (SGD)	19,920,000	13,726,876
2.875%, 09/01/30 (SGD)	3,770,000	2,666,855
3.375%, 09/01/33 (SGD)	12,460,000	9,080,396

		25,474,127

South Korea—8.1%
Korea Treasury Bonds
2.375%, 03/10/27 (KRW)	11,114,000,000	7,833,887
3.125%, 09/10/27 (KRW)	50,373,000,000	36,263,114

		44,097,001

Thailand—3.3%
Bank of Thailand Bond
0.660%, 11/22/23 (THB)	113,580,000	3,111,678
Thailand Government Bonds
0.750%, 09/17/24 (THB)	319,810,000	8,640,613
1.000%, 06/17/27 (THB)	244,740,000	6,314,308

		18,066,599

Total Foreign Government (Cost $500,557,680)		456,032,605

U.S. Treasury & Government Agencies—8.0%

U.S. Treasury—8.0%
U.S. Treasury Notes 1.750%, 12/31/24 (Cost $45,723,177)	45,091,000	43,142,928

Short-Term Investment—7.0%
Security Description	Principal Amount*	Value

Repurchase Agreement—7.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $38,183,864; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $38,939,464.	38,175,911	$38,175,911

Total Short-Term Investments (Cost $38,175,911)		38,175,911

Total Purchased Options—0.0% (c) (Cost $194,742)		127,917
Total Investments—98.9% (Cost $584,651,510)		537,479,361
Other assets and liabilities (net)—1.1%		5,984,248

Net Assets—100.0%		$543,463,609

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $30,433,679, which is 5.6% of net assets.

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,390,000	CBNA	11/08/23	USD	2,944,241	$(118,321)
AUD	4,390,000	DBAG	11/08/23	USD	2,943,363	(117,443)
AUD	8,821,000	DBAG	11/22/23	USD	5,867,959	(187,084)
AUD	8,269,000	JPMC	11/22/23	USD	5,500,952	(175,575)
CLP	1,631,447,676	JPMC	10/16/23	USD	1,988,722	(154,336)
INR	102,619,900	HSBC	10/05/23	USD	1,246,900	(11,183)
INR	113,234,200	JPMC	10/10/23	USD	1,375,687	(12,449)
INR	768,000,000	HSBC	12/20/23	USD	9,251,897	(35,881)
INR	314,834,500	JPMC	12/20/23	USD	3,776,534	1,487
INR	102,619,900	HSBC	01/08/24	USD	1,229,835	507
INR	251,201,100	CBNA	03/20/24	USD	3,004,439	(3,315)
JPY	787,664,730	JPMC	11/21/23	USD	5,468,546	(156,376)
JPY	2,667,975,460	BOA	12/14/23	USD	18,456,792	(393,064)
JPY	3,472,722,990	DBAG	12/14/23	USD	24,040,188	(527,857)
JPY	2,505,000,000	GSBU	12/15/23	USD	18,428,603	(1,465,220)
JPY	5,514,310,940	BNP	12/20/23	USD	37,867,241	(491,302)
JPY	785,700,000	MSCS	12/20/23	USD	5,395,884	(70,418)
JPY	1,508,625,880	BOA	03/21/24	USD	10,574,975	(193,123)
KRW	3,637,500,000	DBAG	12/20/23	USD	2,755,932	(48,098)
KRW	45,700,000	HSBC	12/20/23	USD	34,603	(583)
KRW	14,900,000,000	HSBC	03/20/24	USD	11,248,679	(92,809)
NZD	4,480,000	BOA	03/20/24	USD	2,656,416	28,285
NZD	5,280,000	CBNA	03/20/24	USD	3,132,033	32,079
NZD	20,030,000	JPMC	03/20/24	USD	11,854,555	148,695

Contracts to Deliver
CLP	1,631,447,676	JPMC	10/16/23	USD	1,993,474	159,089
INR	102,619,900	HSBC	10/05/23	USD	1,235,194	(523)
MXN	229,278,920	BBP	02/06/24	USD	13,000,000	121,810

Net Unrealized Depreciation						$(3,763,008)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
MXN Call / USD Put	MXN	16.039	BBP	02/01/24	15,250,000	USD	15,250,000	$73,657	$17,629	$(56,028)
USD Call / MXN Put	MXN	18.396	BBP	11/01/23	30,500,000	USD	30,500,000	121,085	110,288	(10,797)

Totals								$194,742	$127,917	$(66,825)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
MXN Call / USD Put	MXN	16.758	BBP	02/01/24	(30,500,000)	USD	(30,500,000)	$(477,020)	$(172,203)	$304,817

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank PLC
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$456,032,605	$—	$456,032,605
Total U.S. Treasury & Government Agencies*	—	43,142,928	—	43,142,928
Total Short-Term Investment*	—	38,175,911	—	38,175,911
Total Purchased Options at Value	$—	$127,917	$—	$127,917
Total Investments	$—	$537,479,361	$—	$537,479,361

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$491,952	$—	$491,952
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,254,960)	—	(4,254,960)
Total Forward Contracts	$—	$(3,763,008)	$—	$(3,763,008)
Total Written Options at Value	$—	$(172,203)	$—	$(172,203)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks — 99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.0%
Boeing Co. (a)	44,614	$8,551,612
General Dynamics Corp.	62,331	13,773,281
Lockheed Martin Corp.	24,527	10,030,562
RTX Corp.	124,317	8,947,094

		41,302,549

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. (b)	76,638	6,600,831

Automobiles — 0.4%
Ford Motor Co.	161,720	2,008,562
Tesla, Inc. (a)	22,895	5,728,787

		7,737,349

Banks — 2.5%
JPMorgan Chase & Co.	271,596	39,386,852
Wells Fargo & Co.	306,242	12,513,048

		51,899,900

Beverages — 2.3%
Constellation Brands, Inc.—Class A	83,768	21,053,411
Monster Beverage Corp. (a)	515,511	27,296,308

		48,349,719

Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc. (a)	4,808	851,497
Apellis Pharmaceuticals, Inc. (a)(b)	12,609	479,646
Ascendis Pharma AS (ADR) (a)(b)	10,646	996,891
Biogen, Inc. (a)	13,083	3,362,462
Bridgebio Pharma, Inc. (a)(b)	21,268	560,837
Celldex Therapeutics, Inc. (a)(b)	17,943	493,791
Crinetics Pharmaceuticals, Inc. (a)(b)	21,170	629,596
Cytokinetics, Inc. (a)(b)	58,344	1,718,814
Genmab AS (ADR) (a)	27,077	955,006
Gilead Sciences, Inc.	29,788	2,232,313
Immunocore Holdings PLC (ADR) (a)(b)	12,922	670,652
ImmunoGen, Inc. (a)(b)	48,029	762,220
Karuna Therapeutics, Inc. (a)(b)	9,839	1,663,677
Moderna, Inc. (a)	10,071	1,040,234
Prothena Corp. PLC (a)(b)	5,961	287,618
PTC Therapeutics, Inc. (a)(b)	13,942	312,440
Regeneron Pharmaceuticals, Inc. (a)	6,284	5,171,481
Revolution Medicines, Inc. (a)(b)	25,676	710,712
Roivant Sciences Ltd. (a)(b)	46,407	542,034
Sage Therapeutics, Inc. (a)(b)	42,097	866,356
Sarepta Therapeutics, Inc. (a)(b)	7,281	882,603
United Therapeutics Corp. (a)	4,522	1,021,384
Vaxcyte, Inc. (a)(b)	10,694	545,180
Vertex Pharmaceuticals, Inc. (a)	20,854	7,251,770

		34,009,214

Broadline Retail — 5.1%
Amazon.com, Inc. (a)	825,073	104,883,280

Building Products — 1.0%
Azek Co., Inc. (a)	129,588	$3,853,947
Builders FirstSource, Inc. (a)	42,963	5,348,464
Fortune Brands Innovations, Inc.	51,027	3,171,838
Johnson Controls International PLC	41,264	2,195,657
Trane Technologies PLC	22,684	4,602,811
Zurn Elkay Water Solutions Corp.—Class C (b)	48,946	1,371,467

		20,544,184

Capital Markets — 3.0%
Ares Management Corp.—Class A	279,223	28,723,670
KKR & Co., Inc.	108,305	6,671,588
S&P Global, Inc.	60,145	21,977,584
Tradeweb Markets, Inc.—Class A	66,128	5,303,466

		62,676,308

Chemicals — 2.5%
Cabot Corp. (b)	122,288	8,470,890
Celanese Corp. (b)	50,413	6,327,840
FMC Corp. (b)	84,023	5,627,020
Ingevity Corp. (a)	52,981	2,522,425
Linde PLC	48,485	18,053,390
Livent Corp. (a)(b)	98,064	1,805,358
PPG Industries, Inc.	68,884	8,941,143

		51,748,066

Commercial Services & Supplies — 0.6%
Clean Harbors, Inc. (a)(b)	35,616	5,960,694
Waste Connections, Inc.	49,339	6,626,227

		12,586,921

Construction & Engineering — 0.3%
Fluor Corp. (a)(b)	189,735	6,963,275

Consumer Finance — 0.5%
American Express Co.	75,435	11,254,148

Consumer Staples Distribution & Retail — 0.7%
Performance Food Group Co. (a)	234,285	13,790,015

Containers & Packaging — 0.1%
Ball Corp. (b)	45,672	2,273,552

Electric Utilities — 2.2%
Edison International	152,041	9,622,675
Exelon Corp.	258,690	9,775,895
NextEra Energy, Inc.	208,572	11,949,090
PG&E Corp. (a)(b)	868,146	14,003,195

		45,350,855

Electrical Equipment — 0.3%
AMETEK, Inc.	17,426	2,574,866
Emerson Electric Co.	30,349	2,930,803

		5,505,669

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.5%
Schlumberger NV	182,704	$10,651,643

Entertainment—1.4%
Roku, Inc. (a)(b)	111,041	7,838,384
Spotify Technology SA (a)	83,649	12,935,481
Walt Disney Co. (a)(b)	111,771	9,059,040

		29,832,905

Financial Services—5.0%
Berkshire Hathaway, Inc. - Class B (a)	138,871	48,646,511
Block, Inc. (a)	215,861	9,554,008
FleetCor Technologies, Inc. (a)	27,833	7,106,878
Global Payments, Inc.	83,334	9,615,910
PayPal Holdings, Inc. (a)	70,403	4,115,760
Visa, Inc. - Class A (b)	57,814	13,297,798
WEX, Inc. (a)	58,323	10,969,973

		103,306,838

Food Products—0.2%
Lamb Weston Holdings, Inc.	54,270	5,017,804

Gas Utilities—0.4%
Atmos Energy Corp. (b)	81,934	8,679,269

Ground Transportation—1.4%
Knight-Swift Transportation Holdings, Inc. (b)	179,460	8,999,919
Uber Technologies, Inc. (a)	426,469	19,613,309

		28,613,228

Health Care Equipment & Supplies—2.3%
Abbott Laboratories	113,099	10,953,638
Boston Scientific Corp. (a)	232,541	12,278,165
Dexcom, Inc. (a)(b)	74,237	6,926,312
Edwards Lifesciences Corp. (a)	124,248	8,607,901
Insulet Corp. (a)	30,406	4,849,453
Stryker Corp.	16,663	4,553,498

		48,168,967

Health Care Providers & Services—3.8%
Agilon health, Inc. (a)(b)	290,391	5,157,344
Cencora, Inc. (b)	69,129	12,441,146
Centene Corp. (a)	100,536	6,924,920
Elevance Health, Inc.	19,122	8,326,101
HCA Healthcare, Inc.	35,099	8,633,652
Humana, Inc.	26,819	13,047,980
Molina Healthcare, Inc. (a)	34,943	11,457,460
UnitedHealth Group, Inc.	24,160	12,181,231

		78,169,834

Health Care REITs—0.5%
Welltower, Inc. (b)	117,215	9,602,253

Health Care Technology—0.1%
Veeva Systems, Inc. - Class A (a)	12,824	2,609,043

Hotel & Resort REITs—0.4%
Ryman Hospitality Properties, Inc.	98,648	$8,215,405

Hotels, Restaurants & Leisure—2.3%
Airbnb, Inc. - Class A (a)	151,299	20,759,736
Chipotle Mexican Grill, Inc. (a)	8,703	15,942,416
Hyatt Hotels Corp. - Class A (b)	95,314	10,110,909

		46,813,061

Household Durables—0.6%
DR Horton, Inc.	21,971	2,361,224
Lennar Corp. - Class A	47,732	5,356,962
Skyline Champion Corp. (a)(b)	76,758	4,891,020

		12,609,206

Industrial Conglomerates—0.3%
Honeywell International, Inc.	34,749	6,419,530

Industrial REITs—0.4%
EastGroup Properties, Inc. (b)	46,479	7,740,148

Insurance—2.8%
Arch Capital Group Ltd. (a)	111,219	8,865,267
Assured Guaranty Ltd.	56,964	3,447,461
Chubb Ltd.	55,891	11,635,388
Everest Group Ltd.	14,057	5,224,565
Marsh & McLennan Cos., Inc.	70,026	13,325,948
Progressive Corp.	66,457	9,257,460
Trupanion, Inc. (a)(b)	181,231	5,110,714

		56,866,803

Interactive Media & Services—9.5%
Alphabet, Inc. - Class A (a)	943,777	123,502,658
Bumble, Inc. - Class A (a)(b)	567,115	8,461,356
Meta Platforms, Inc. - Class A (a)	213,984	64,240,137

		196,204,151

IT Services—1.7%
Shopify, Inc. - Class A (a)	331,619	18,096,449
Snowflake, Inc. - Class A (a)	18,515	2,828,536
Squarespace, Inc. - Class A (a)(b)	277,400	8,036,278
VeriSign, Inc. (a)	31,692	6,418,581

		35,379,844

Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	66,457	7,431,222
Danaher Corp.	76,977	19,097,993
ICON PLC (a)(b)	37,084	9,131,935
Illumina, Inc. (a)	35,492	4,872,342

		40,533,492

Machinery—1.1%
Caterpillar, Inc.	4,462	1,218,126
Flowserve Corp.	134,019	5,329,935
Fortive Corp.	70,648	5,239,256

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Ingersoll Rand, Inc. (b)	43,847	$2,793,931
Middleby Corp. (a)(b)	39,293	5,029,504
Westinghouse Air Brake Technologies Corp.	28,753	3,055,581

		22,666,333

Media—0.8%
New York Times Co. - Class A	186,631	7,689,197
Omnicom Group, Inc.	118,677	8,839,063

		16,528,260

Oil, Gas & Consumable Fuels—5.0%
BP PLC (ADR)	730,105	28,269,666
ConocoPhillips	137,723	16,499,215
EOG Resources, Inc.	50,766	6,435,098
EQT Corp.	122,900	4,987,282
Marathon Petroleum Corp.	83,424	12,625,388
Shell PLC (ADR) (b)	415,810	26,769,848
Targa Resources Corp.	79,929	6,851,514

		102,438,011

Passenger Airlines—0.3%
Delta Air Lines, Inc.	141,137	5,222,069

Personal Care Products—0.3%
Haleon PLC (ADR)	713,448	5,943,022

Pharmaceuticals—5.3%
AstraZeneca PLC (ADR)	216,151	14,637,746
Elanco Animal Health, Inc. (a)	162,968	1,831,760
Eli Lilly & Co.	69,674	37,423,996
GSK PLC (ADR) (b)	119,749	4,340,901
Merck & Co., Inc.	218,094	22,452,777
Novartis AG (ADR)	56,048	5,709,049
Pfizer, Inc.	485,004	16,087,583
Zoetis, Inc.	37,144	6,462,313

		108,946,125

Professional Services—1.0%
Ceridian HCM Holding, Inc. (a)(b)	132,603	8,997,114
Genpact Ltd. (b)	96,266	3,484,829
Science Applications International Corp.	58,897	6,215,989
TriNet Group, Inc. (a)	10,964	1,277,087

		19,975,019

Real Estate Management & Development—0.1%
CoStar Group, Inc. (a)	34,762	2,672,850

Residential REITs—0.3%
AvalonBay Communities, Inc. (b)	35,201	6,045,420

Semiconductors & Semiconductor Equipment—6.3%
Advanced Micro Devices, Inc. (a)	261,631	26,900,899
First Solar, Inc. (a)	23,767	3,840,510

Semiconductors & Semiconductor Equipment—(Continued)
KLA Corp.	27,075	12,418,219
Marvell Technology, Inc.	159,892	8,654,954
Micron Technology, Inc.	171,514	11,668,097
NVIDIA Corp.	53,729	23,371,578
ON Semiconductor Corp. (a)	111,968	10,407,426
Teradyne, Inc. (b)	81,696	8,207,180
Texas Instruments, Inc.	149,754	23,812,384

		129,281,247

Software—9.9%
Aurora Innovation, Inc. (a)(b)	402,376	945,584
HashiCorp, Inc. - Class A (a)(b)	104,553	2,386,945
HubSpot, Inc. (a)	11,189	5,510,582
Klaviyo, Inc. - Class A (a)(b)	10,100	348,450
Microsoft Corp.	456,681	144,197,026
Palo Alto Networks, Inc. (a)(b)	23,249	5,450,496
Salesforce, Inc. (a)	74,193	15,044,856
ServiceNow, Inc. (a)	25,741	14,388,189
Synopsys, Inc. (a)	18,572	8,523,991
Workday, Inc. - Class A (a)	33,187	7,130,227

		203,926,346

Specialty Retail—2.5%
AutoZone, Inc. (a)	7,731	19,636,663
TJX Cos., Inc.	351,676	31,256,963

		50,893,626

Technology Hardware, Storage & Peripherals—2.7%
Apple, Inc.	320,280	54,835,139

Tobacco—1.7%
Philip Morris International, Inc.	371,094	34,355,883

Trading Companies & Distributors—0.1%
WESCO International, Inc.	11,515	1,656,087

Wireless Telecommunication Services—1.1%
T-Mobile U.S., Inc. (a)(b)	162,554	22,765,688

Total Common Stocks (Cost $1,788,313,050)		2,051,060,384

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $16,389,024; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $16,713,362.	16,385,610	16,385,610

Total Short-Term Investments (Cost $16,385,610)		16,385,610

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—8.5%

Security Description	Principal Amount*	Value

Certificates of Deposit—2.8%
Bank of America N.A.
5.660%, SOFR + 0.340%, 03/08/24 (d)	2,000,000	$2,000,170
5.700%, FEDEFF PRV + 0.370%, 11/17/23 (d)	2,000,000	2,000,270
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (d)	4,000,000	4,000,288
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (d)	3,000,000	2,999,856
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.380%, 12/12/23 (d)	2,000,000	2,000,972
5.710%, SOFR + 0.400%, 10/13/23 (d)	5,000,000	5,000,490
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (d)	4,000,000	4,000,300
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (d)	5,000,000	4,999,560
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/20/23	1,000,000	996,900
Zero Coupon, 03/13/24	3,000,000	2,921,340
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (d)	4,000,000	4,000,196
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (d)	4,000,000	4,000,608
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (d)	5,000,000	5,000,730
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	3,000,000	3,002,310
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (d)	3,000,000	3,000,315
Toronto-Dominion Bank
5.730%, FEDEFF PRV + 0.400%, 02/13/24 (d)	3,000,000	3,001,740
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (d)	4,000,000	4,000,380

		56,926,425

Commercial Paper—0.9%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (d)	5,000,000	5,001,100
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (d)	3,000,000	2,999,997
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (d)	4,000,000	4,001,080
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (d)	7,000,000	7,000,000

		19,002,177

Repurchase Agreements—3.8%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $5,002,217; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $3,717,145; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $3,787,551.	3,713,196	3,713,196
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $10,301,653; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $10,629,713.	10,000,000	10,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $14,238,875; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $14,517,242.	14,232,589	14,232,589
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $6,907,138; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $7,070,979.	6,900,000	6,900,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,319,747.	20,000,000	20,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $10,004,550; collateralized by various Common Stock with an aggregate market value of $11,159,949.	10,000,000	10,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $900,407; collateralized by various Common Stock with an aggregate market value of $1,001,717.	900,000	900,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,502,488.	5,000,000	5,000,000

		78,745,785

Time Deposit—0.4%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (d)	8,000,000	8,000,000

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (e)	2,000,000	$2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (e)	75,000	75,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (e)	1,000,000	1,000,000

		12,075,000

Total Securities Lending Reinvestments (Cost $174,740,308)		174,749,387

Total Investments—108.8% (Cost $1,979,438,968)		2,242,195,381
Other assets and liabilities (net)—(8.8)%		(181,457,175)

Net Assets—100.0%		$2,060,738,206

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $191,983,190 and the collateral received consisted of cash in the amount of $174,719,803 and non-cash collateral with a value of $21,659,849. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,051,060,384	$—	$—	$2,051,060,384
Total Short-Term Investment*	—	16,385,610	—	16,385,610
Securities Lending Reinvestments
Certificates of Deposit	—	56,926,425	—	56,926,425
Commercial Paper	—	19,002,177	—	19,002,177
Repurchase Agreements	—	78,745,785	—	78,745,785
Time Deposit	—	8,000,000	—	8,000,000
Mutual Funds	12,075,000	—	—	12,075,000
Total Securities Lending Reinvestments	12,075,000	162,674,387	—	174,749,387
Total Investments	$2,063,135,384	$179,059,997	$—	$2,242,195,381

Collateral for Securities Loaned (Liability)	$—	$(174,719,803)	$—	$(174,719,803)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-139

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—3.9%
Goodman Group (REIT)	968,005	$13,409,993
Rural Funds Group (REIT)	2,369,789	2,688,673
Scentre Group (REIT)	7,004,183	11,142,355
Stockland (REIT)	2,912,366	7,372,600

		34,613,621

Austria—0.3%
CA Immobilien Anlagen AG	70,884	2,352,545

Belgium—1.7%
Cofinimmo SA (REIT)	50,380	3,457,293
Montea NV (REIT)	39,305	2,794,196
Shurgard Self Storage Ltd. (REIT)	74,760	2,961,277
Warehouses De Pauw CVA (REIT)	249,208	6,142,700

		15,355,466

Canada—2.2%
Boardwalk Real Estate Investment Trust (REIT) (a)	35,972	1,769,401
Chartwell Retirement Residences (a)	593,568	4,492,457
Granite Real Estate Investment Trust (REIT) (a)	68,817	3,652,000
H&R Real Estate Investment Trust (REIT) (a)	642,804	4,368,181
Tricon Residential, Inc. (a)	636,893	4,713,008

		18,995,047

France—3.2%
ICADE (REIT)	82,753	2,726,123
Klepierre SA (REIT)	408,126	9,991,777
Mercialys SA (REIT)	323,456	2,915,062
Unibail-Rodamco-Westfield (REIT) (b)	257,223	12,659,661

		28,292,623

Germany—0.3%
TAG Immobilien AG (b)	268,547	2,819,278

Hong Kong—5.0%
CK Asset Holdings Ltd.	2,434,702	12,806,125
Link REIT (REIT) (a)	4,735,883	23,085,280
Wharf Real Estate Investment Co. Ltd.	2,140,067	8,259,252

		44,150,657

Japan—9.3%
Activia Properties, Inc. (REIT)	2,316	6,390,898
Aeon Mall Co. Ltd. (REIT)	156,700	1,844,853
AEON REIT Investment Corp.	3,085	3,024,032
Daiwa Office Investment Corp. (REIT)	1,219	5,447,370
Invincible Investment Corp. (REIT)	13,678	5,655,034
Japan Hotel REIT Investment Corp. (REIT)	12,587	6,589,853
Japan Metropolitan Fund Invest (REIT)	17,528	11,375,075
Kenedix Office Investment Corp. (REIT)	3,828	8,861,192
LaSalle Logiport (REIT)	11,237	10,805,116
Mitsui Fudosan Co. Ltd.	110,457	2,432,860
Orix JREIT, Inc. (REIT)	9,339	11,209,349
Tokyu Fudosan Holdings Corp. (a)	1,442,068	8,861,793

		82,497,425

Netherlands—0.3%
Eurocommercial Properties NV (REIT)	119,917	$2,656,331

Singapore—3.5%
CapitaLand Ascendas REIT (REIT)	9,005,690	18,101,549
Frasers Logistics & Commercial Trust (REIT)	11,930,540	9,326,732
Keppel REIT (REIT)	5,766,900	3,604,747

		31,033,028

Spain—0.5%
Merlin Properties Socimi SA (REIT)	486,980	4,087,054

Sweden—1.0%
Catena AB	83,782	2,914,517
Hufvudstaden AB - A Shares	264,572	2,921,787
Pandox AB	287,822	3,052,421

		8,888,725

Switzerland—1.3%
PSP Swiss Property AG	99,702	11,761,171

United Kingdom—4.8%
Grainger PLC	1,831,512	5,212,347
Land Securities Group PLC (REIT)	1,306,757	9,345,147
LondonMetric Property PLC (REIT)	2,113,716	4,422,493
NewRiver REIT PLC (REIT)	3,280,208	3,193,685
Safestore Holdings PLC (REIT)	570,723	5,121,345
Shaftesbury Capital PLC (REIT)	3,444,068	4,797,697
Tritax Big Box REIT PLC (REIT)	2,931,512	4,996,638
UNITE Group PLC (REIT)	500,302	5,451,047

		42,540,399

United States—61.8%
Acadia Realty Trust (REIT) (a)	250,883	3,600,171
Alexandria Real Estate Equities, Inc. (REIT) (a)	181,903	18,208,490
American Tower Corp. (REIT)	25,658	4,219,458
Apartment Income REIT Corp. (REIT) (a)	365,046	11,206,912
AvalonBay Communities, Inc. (REIT)	87,616	15,047,172
Brixmor Property Group, Inc. (REIT)	593,458	12,332,057
Camden Property Trust (REIT)	136,858	12,944,030
CubeSmart (REIT)	522,601	19,926,776
Empire State Realty Trust, Inc. - Class A (REIT) (a)	339,000	2,725,560
EPR Properties (REIT) (a)	188,570	7,833,198
Equinix, Inc. (REIT)	53,214	38,647,200
Essential Properties Realty Trust, Inc. (REIT) (a)	375,443	8,120,832
Essex Property Trust, Inc. (REIT) (a)	136,146	28,875,205
Four Corners Property Trust, Inc. (REIT) (a)	194,904	4,324,920
Healthpeak Properties, Inc. (REIT)	346,584	6,363,282
Hilton Worldwide Holdings, Inc.	61,977	9,307,706
Host Hotels & Resorts, Inc. (REIT) (a)	565,077	9,080,787
Invitation Homes, Inc. (REIT) (a)	1,183,879	37,517,125
Kilroy Realty Corp. (REIT) (a)	173,951	5,498,591
Macerich Co. (REIT) (a)	669,211	7,301,092
Marriott International, Inc. - Class A	42,116	8,278,321
NNN REIT, Inc. (REIT) (a)	230,349	8,140,534
Park Hotels & Resorts, Inc. (REIT) (a)	526,218	6,483,006

BHFTI-140

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Prologis, Inc. (REIT)	255,293	$28,646,427
Public Storage (REIT) (a)	213,338	56,218,830
Retail Opportunity Investments Corp. (REIT)	313,505	3,881,192
Rexford Industrial Realty, Inc. (REIT) (a)	500,582	24,703,722
SBA Communications Corp. (REIT)	21,805	4,364,707
Simon Property Group, Inc. (REIT)	456,889	49,357,719
SITE Centers Corp. (REIT)	280,575	3,459,490
Spirit Realty Capital, Inc. (REIT) (a)	358,674	12,026,339
Sunstone Hotel Investors, Inc. (REIT) (a)	630,573	5,895,858
Tanger Factory Outlet Centers, Inc. (REIT) (a)	271,022	6,125,097
Ventas, Inc. (REIT)	207,493	8,741,680
Vornado Realty Trust (REIT) (a)	259,147	5,877,454
Welltower, Inc. (REIT) (a)	618,334	50,653,921

		545,934,861

Total Common Stocks (Cost $981,989,124)		875,978,231

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $3,715,264; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $3,788,790.	3,714,490	3,714,490

Total Short-Term Investments (Cost $3,714,490)		3,714,490

Securities Lending Reinvestments (c)—13.5%

Certificates of Deposit—2.5%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (d)	1,000,000	1,000,135
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (d)	1,000,000	1,000,643
Bank of Nova Scotia 5.600%, SOFR + 0.290%, 11/20/23 (d)	2,000,000	2,000,150
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (d)	1,000,000	1,000,072
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (d)	1,000,000	999,952
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (d)	1,000,000	1,000,098
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (d)	2,000,000	2,000,150
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (d)	1,000,000	999,912
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/19/23	1,000,000	997,050
Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (d)	1,000,000	1,000,049
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (d)	1,000,000	1,000,152

Certificates of Deposit—(Continued)
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (d)	1,000,000	$1,000,146
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	1,000,000	1,000,770
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (d)	1,000,000	1,000,931
Sumitomo Mitsui Trust Bank, Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (d)	1,000,000	1,000,053
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (d)	1,000,000	1,000,105
Toronto-Dominion Bank
5.730%, FEDEFF PRV + 0.400%, 02/13/24 (d)	1,000,000	1,000,580
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (d)	1,000,000	1,000,095
Wells Fargo Bank N.A. 5.780%, SOFR + 0.470%, 11/09/23 (d)	1,000,000	1,000,360

		21,998,303

Commercial Paper—0.7%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (d)	1,000,000	1,000,220
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (d)	1,000,000	999,999
Skandinaviska Enskilda Banken AB
5.680%, SOFR + 0.360%, 11/15/23 (d)	1,000,000	1,000,270
5.700%, SOFR + 0.380%, 12/15/23 (d)	2,000,000	2,000,800
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (d)	1,000,000	1,000,000

		6,001,289

Repurchase Agreements—6.9%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,111,952.	1,000,000	1,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $14,006,207; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $14,280,000.	14,000,000	14,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $1,401,489; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $1,428,035.	1,400,000	1,400,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $2,010,928; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $2,040,146.	2,000,000	2,000,000

BHFTI-141

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $2,060,331; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $2,125,943.	2,000,000	$2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $3,587,193; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $3,657,322.	3,585,609	3,585,609
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $2,000,887; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $2,049,559.	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $3,503,621; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $3,586,729.	3,500,000	3,500,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $8,008,478; collateralized by various Common Stock with an aggregate market value of $8,927,899.	8,000,000	8,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $20,008,800; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.875%, maturity dates ranging from 01/31/24 - 08/31/29, and an aggregate market value of $20,408,983.	20,000,000	20,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $300,136; collateralized by various Common Stock with an aggregate market value of $333,906.	300,000	300,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,301,493.	3,000,000	3,000,000

		60,785,609

Time Deposits—0.8%
Barclays (NY) 5.330%, 10/02/23	2,000,000	2,000,000

Time Deposits—(Continued)
First Abu Dhabi Bank USA NV 5.320%, 10/02/23	5,000,000	5,000,000

		7,000,000

Mutual Funds—2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (e)	12,000,000	12,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (e)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (e)	10,000,000	10,000,000

		23,000,000

Total Securities Lending Reinvestments (Cost $118,780,547)		118,785,201

Total Investments—113.0% (Cost $1,104,484,161)		998,477,922
Other assets and liabilities (net)—(13.0)%		(114,536,254)

Net Assets—100.0%		$883,941,668

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $141,740,927 and the collateral received consisted of cash in the amount of $118,758,767 and non-cash collateral with a value of $27,283,404. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Retail REIT’s	21.6
Industrial REIT’s	14.4
Self Storage REITs	9.2
Multi-Family Residential REITs	8.5
Health Care REITs	7.8
Office REIT’s	6.6
Real Estate Operating Companies	5.5
Diversified REIT’s	5.1
Data Center REITs	4.4
Single-Family Residential REITs	4.2

BHFTI-142

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$34,613,621	$—	$34,613,621
Austria	—	2,352,545	—	2,352,545
Belgium	—	15,355,466	—	15,355,466
Canada	18,995,047	—	—	18,995,047
France	—	28,292,623	—	28,292,623
Germany	—	2,819,278	—	2,819,278
Hong Kong	—	44,150,657	—	44,150,657
Japan	—	82,497,425	—	82,497,425
Netherlands	—	2,656,331	—	2,656,331
Singapore	—	31,033,028	—	31,033,028
Spain	—	4,087,054	—	4,087,054
Sweden	—	8,888,725	—	8,888,725
Switzerland	—	11,761,171	—	11,761,171
United Kingdom	—	42,540,399	—	42,540,399
United States	545,934,861	—	—	545,934,861
Total Common Stocks	564,929,908	311,048,323	—	875,978,231
Total Short-Term Investment*	—	3,714,490	—	3,714,490

Securities Lending Reinvestments
Certificates of Deposit	—	21,998,303	—	21,998,303
Commercial Paper	—	6,001,289	—	6,001,289
Repurchase Agreements	—	60,785,609	—	60,785,609
Time Deposits	—	7,000,000	—	7,000,000
Mutual Funds	23,000,000	—	—	23,000,000
Total Securities Lending Reinvestments	23,000,000	95,785,201	—	118,785,201
Total Investments	$587,929,908	$410,548,014	$—	$998,477,922

Collateral for Securities Loaned (Liability)	$—	$(118,758,767)	$—	$(118,758,767)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-143

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Belgium—1.6%
Anheuser-Busch InBev SA	602,800	$33,195,069

Canada—1.6%
Open Text Corp.	980,686	34,418,775

China—4.0%
Alibaba Group Holding Ltd. (a)(b)	3,226,400	34,978,677
Prosus NV (a)	1,429,233	42,118,881
Vipshop Holdings Ltd. (a)	496,355	7,946,643

		85,044,201

Denmark—0.8%
DSV AS	90,900	16,946,614

France—15.9%
Accor SA	1,091,080	36,736,807
BNP Paribas SA	1,076,875	68,557,031
Capgemini SE	239,530	41,591,680
Danone SA	495,100	27,277,987
Edenred	330,128	20,626,500
Kering SA	105,600	48,012,298
Publicis Groupe SA	400,851	30,270,942
Valeo	1,569,671	26,889,633
Worldline SA (a)	1,400,600	39,164,013

		339,126,891

Germany—26.4%
adidas AG	164,107	28,893,316
Allianz SE	209,100	49,862,293
Bayer AG	1,144,660	54,977,920
Bayerische Motoren Werke (BMW) AG	444,607	45,287,425
Brenntag SE	331,400	25,734,906
Continental AG	707,455	49,983,234
Daimler Truck Holding AG	1,291,813	44,800,704
Fresenius Medical Care AG & Co. KGaA	1,045,500	45,156,194
Fresenius SE & Co. KGaA	1,642,923	51,213,661
Henkel AG & Co. KGaA	383,055	24,189,401
Mercedes-Benz Group AG	854,493	59,517,237
SAP SE	237,285	30,801,019
Siemens AG	238,100	34,134,801
ThyssenKrupp AG	2,428,851	18,548,910

		563,101,021

Indonesia—0.1%
Bank Mandiri Persero Tbk PT	7,794,200	3,038,545

Ireland—1.8%
Ryanair Holdings PLC (ADR) (a)	396,370	38,531,128

Italy—2.7%
Intesa Sanpaolo SpA	22,672,700	58,264,225

Japan—3.5%
Fujitsu Ltd.	247,900	29,167,115
Komatsu Ltd. (b)	801,100	21,649,431

Japan—(Continued)
Recruit Holdings Co. Ltd.	742,200	$22,855,654

		73,672,200

Luxembourg—1.2%
Eurofins Scientific SE (b)	444,979	25,089,029

Netherlands—2.7%
Akzo Nobel NV	240,900	17,384,436
EXOR NV (b)	441,352	39,122,797

		56,507,233

South Korea—2.0%
NAVER Corp.	287,100	42,843,349

Spain—1.4%
Amadeus IT Group SA	498,500	30,041,452

Sweden—4.1%
Sandvik AB	786,800	14,425,244
SKF AB - B Shares	2,222,899	36,858,483
Volvo AB - B Shares	1,714,573	35,293,883

		86,577,610

Switzerland—8.2%
Cie Financiere Richemont SA - Class A	111,013	13,526,095
Glencore PLC	6,784,965	38,801,907
Holcim AG (a)	518,840	33,219,010
Novartis AG	272,100	27,766,152
Roche Holding AG	100,000	27,276,518
Schindler Holding AG (Participation Certificate)	75,856	15,119,979
Swatch Group AG - Bearer Shares	78,377	20,095,172

		175,804,833

United Kingdom—17.4%
Ashtead Group PLC	327,700	19,918,456
Bunzl PLC	36,800	1,306,129
CNH Industrial NV	4,891,669	59,260,921
Compass Group PLC	647,300	15,769,351
Informa PLC	1,704,100	15,528,373
Liberty Global PLC - Class A (a)	1,423,500	24,370,320
Lloyds Banking Group PLC	148,713,800	80,077,248
Prudential PLC	4,417,162	47,564,536
Reckitt Benckiser Group PLC	305,100	21,561,536
Schroders PLC	8,301,941	41,032,640
Smiths Group PLC	555,909	10,953,474
WPP PLC	3,774,994	33,642,117

		370,985,101

Total Common Stocks (Cost $1,943,619,574)		2,033,187,276

Preferred Stock—1.7%

South Korea—1.7%
Samsung Electronics Co. Ltd. (Cost $46,736,958)	874,800	35,317,994

BHFTI-144

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investment — 2.8%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $58,973,541; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $60,140,553.	58,961,257	$58,961,257

Total Short-Term Investments (Cost $58,961,257)		58,961,257

Securities Lending Reinvestments(c)—1.9%

Repurchase Agreements—0.3%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $2,000,887; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $800,851; collateralized by U.S. Treasury Obligations with rates ranging from 0.250%—5.403%, maturity dates ranging from 01/31/24—10/31/25, and various Common Stock with an aggregate market value of $816,020.	800,000	800,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $4,174,875; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $4,256,493.	4,173,032	4,173,032
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $34,963; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $35,814.	34,948	34,948
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $35,494; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $36,336.	35,457	35,457
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $8,406; collateralized by various Common Stock with an aggregate market value of $9,352.	8,402	8,402

		7,051,839

Mutual Funds—1.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (d)	6,000,000	$6,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (d)	6,000,000	6,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (d)	7,000,000	7,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (d)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (d)	4,000,000	4,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (d)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (d)	6,000,000	6,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (d)	6,000,000	6,000,000

		35,200,000

Total Securities Lending Reinvestments (Cost $42,251,839)		42,251,839

Total Investments—101.8% (Cost $2,091,569,628)		2,169,718,366
Other assets and liabilities (net)—(1.8)%		(38,893,283)

Net Assets—100.0%		$2,130,825,083

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $43,744,297 and the collateral received consisted of cash in the amount of $42,251,839 and non-cash collateral with a value of $3,679,279. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Machinery	10.7
Banks	9.8
Textiles, Apparel & Luxury Goods	5.2
Pharmaceuticals	5.2
Automobiles	4.9
Financial Services	4.6
Insurance	4.6
Health Care Providers & Services	4.5
Broadline Retail	4.0
Hotels, Restaurants & Leisure	3.9

BHFTI-145

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$33,195,069	$—	$33,195,069
Canada	34,418,775	—	—	34,418,775
China	7,946,643	77,097,558	—	85,044,201
Denmark	—	16,946,614	—	16,946,614
France	—	339,126,891	—	339,126,891
Germany	—	563,101,021	—	563,101,021
Indonesia	—	3,038,545	—	3,038,545
Ireland	38,531,128	—	—	38,531,128
Italy	—	58,264,225	—	58,264,225
Japan	—	73,672,200	—	73,672,200
Luxembourg	—	25,089,029	—	25,089,029
Netherlands	—	56,507,233	—	56,507,233
South Korea	—	42,843,349	—	42,843,349
Spain	—	30,041,452	—	30,041,452
Sweden	—	86,577,610	—	86,577,610
Switzerland	—	175,804,833	—	175,804,833
United Kingdom	24,370,320	346,614,781	—	370,985,101
Total Common Stocks	105,266,866	1,927,920,410	—	2,033,187,276
Total Preferred Stock*	—	35,317,994	—	35,317,994
Total Short-Term Investment*	—	58,961,257	—	58,961,257
Securities Lending Reinvestments
Repurchase Agreements	—	7,051,839	—	7,051,839
Mutual Funds	35,200,000	—	—	35,200,000
Total Securities Lending Reinvestments	35,200,000	7,051,839	—	42,251,839
Total Investments	$140,466,866	$2,029,251,500	$—	$2,169,718,366

Collateral for Securities Loaned (Liability)	$—	$(42,251,839)	$—	$(42,251,839)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-146

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—5.4% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—5.4%
U.S. Treasury Floating Rate Notes 5.328%, 3M USTBMM - 0.075%, 04/30/24 (a)	30,700,000	$30,690,424
5.440%, 3M USTBMM + 0.037%, 07/31/24 (a)	29,400,000	29,406,423

Total U.S. Treasury & Government Agencies (Cost $60,099,984)		60,096,847

Corporate Bonds & Notes—1.6%

Commercial Services—1.6%
Altoona-Blair County Development Corp. 3.390%, 09/01/38 (144A) (a) (Cost $17,850,008)	17,850,000	17,850,000

Municipals—0.9%
New York State Housing Finance Agency 5.310%, 11/01/46 (a) (Cost $9,800,000)	9,800,000	9,800,000

Short-Term Investments—87.9%

Certificate of Deposit—11.4%
Citibank N.A. 6.000%, 09/20/24	5,000,000	5,000,844
Korea Development Bank 5.610%, SOFR + 0.300%, 11/21/23 (a)	25,000,000	25,005,969
Mizuho Bank Ltd. 5.720%, SOFR + 0.410%, 02/14/24 (a)	10,000,000	10,003,274
MUFG Bank Ltd.
5.740%, SOFR + 0.430%, 11/08/23 (a)	15,000,000	15,004,224
5.760%, SOFR + 0.450%, 01/05/24 (a)	15,500,000	15,509,472
Oversea-Chinese Banking Corp. Ltd. 5.730%, SOFR + 0.420%, 02/01/24 (a)	20,000,000	20,006,755
Sumitomo Mitsui Trust Bank Ltd.
5.580%, 12/04/23	10,000,000	10,001,250
5.600%, 11/27/23	5,000,000	5,000,941
5.600%, SOFR + 0.290%, 10/23/23 (a)	10,000,000	10,000,660
Svenska Handelsbanken AB 5.560%, SOFR + 0.250%, 02/23/24 (a)	10,000,000	9,996,502

		125,529,891

Commercial Paper—51.0%
Anglesea Funding LLC 5.720%, OBFR + 0.400%, 02/21/24 (144A) (a)	15,000,000	15,000,000
Banque et Caisse d’Epargne de l’Etat 5.696%, 02/06/24 (b)	3,375,000	3,307,932
Barclays Bank PLC 5.650%, 02/09/24 (144A) (b)	12,500,000	12,242,451
Britannia Funding Co. LLC 5.486%, 11/06/23 (144A) (b)	10,000,000	9,942,799
Caisse des Depots et Consignations 5.295%, 11/02/23 (b)	20,000,000	19,898,793
CDP Financial, Inc.
5.098%, 10/17/23 (b)	5,500,000	5,485,332
6.120%, SOFR + 0.800%, 11/01/23 (144A) (a)	25,000,000	25,013,648

Commercial Paper—(Continued)
Collateralized Commercial Paper V Co LLC 5.790%, SOFR + 0.480%, 03/01/24 (a)	15,000,000	15,005,040
Dexia Credit Local SA 5.688%, 01/31/24 (144A) (b)	20,000,000	19,620,216
Export Development Canada
4.973%, 11/10/23 (b)	10,000,000	9,937,420
5.216%, 10/24/23 (b)	12,000,000	11,955,742
Fairway Finance Co. LLC 5.798%, 03/19/24 (144A) (b)	10,000,000	9,730,629
FMS Wertmanagement 5.370%, 11/09/23 (b)	33,450,000	33,246,492
Goldman Sachs International
5.508%, 11/27/23 (b)	11,000,000	10,901,965
5.618%, 12/27/23 (b)	15,000,000	14,797,191
Halkin Finance LLC 3.719%, 10/03/23 (144A) (b)	15,000,000	14,991,115
JP Morgan Securities LLC 5.930%, 08/09/24 (144A)	8,000,000	7,961,376
L’Oreal SA
5.351%, 11/21/23 (144A) (b)	8,500,000	8,433,151
5.427%, 12/06/23 (b)	20,500,000	20,291,752
Lexington Parker Capital Co. LLC 5.610%, SOFR + 0.300%, 01/08/24 (144A) (a)	15,000,000	15,001,305
LMA-Americas LLC 5.878%, 04/02/24 (144A) (b)	15,600,000	15,148,318
LVMH Moet Hennessy Louis Vuitton SE 5.226%, 10/25/23 (144A) (b)	20,000,000	19,923,112
LVMH Moet Hennessy Louis Vuitton, Inc. 5.419%, 12/07/23 (b)	15,000,000	14,846,303
Microsoft Corp. 5.251%, 11/03/23 (144A) (b)	29,000,000	28,849,949
Nestle Finance International Ltd. 5.104%, 10/19/23 (b)	20,000,000	19,941,867
Nordea Bank Abp 5.562%, 12/18/23 (b)	10,000,000	9,881,578
Old Line Funding LLC 5.660%, FEDL01 + 0.330%, 11/13/23 (144A) (a)	30,000,000	30,007,890
PACCAR Financial Corp. 4.943%, 10/12/23 (b)	7,000,000	6,986,509
Pacific Life Short Term Funding LLC
3.665%, 10/03/23 (144A) (b)	10,000,000	9,994,099
5.245%, 10/20/23 (b)	14,000,000	13,956,406
5.469%, 11/20/23 (b)	9,200,000	9,128,227
Procter & Gamble Co. 5.384%, 11/28/23 (b)	30,000,000	29,741,000
Sanofi 4.978%, 10/13/23 (b)	6,288,000	6,275,035
Santander U.K. PLC 5.673%, 01/05/24 (b)	10,000,000	9,849,434
Toyota Finance Australia Ltd. 5.590%, 11/20/23 (b)	15,000,000	14,883,455
Toyota Motor Credit Corp. 5.637%, 01/16/24 (b)	14,500,000	14,261,915
Walmart, Inc.
5.217%, 10/30/23 (144A) (b)	20,000,000	19,908,378
5.291%, 11/07/23 (144A) (b)	7,000,000	6,959,634

		563,307,458

BHFTI-147

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—21.4%
Invesco U.S. Dollar Liquidity Portfolio, Agency Class 5.180% (c) (d)	191,986,777	$191,986,777
STIT-Government & Agency Portfolio, Institutional Class 5.260% (c) (d)	27,128,987	27,128,987
STIT-Treasury Portfolio, Institutional Class 5.260% (c) (d)	17,316,182	17,316,182

		236,431,946

U.S. Treasury—4.1%
U.S. Treasury Bills
3.560%, 10/03/23 (b)	21,000,000	20,996,931
4.537%, 01/25/24 (b)	24,300,000	23,887,617

		44,884,548

Total Short-Term Investments (Cost $970,300,095)		970,153,843

Total Investments—95.8% (Cost $1,058,050,087)		1,057,900,690
Other assets and liabilities (net)—4.2%		46,570,327

Net Assets—100.0%		$1,104,471,017

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(d)	Affiliated Issuer.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $286,578,070, which is 25.9% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/23	973	AUD	108,949,515	$(1,824,700)
Brent Crude Oil Futures	11/30/23	217	USD	19,608,120	461,284
Canada Government Bond 10 Year Futures	12/18/23	855	CAD	98,436,150	(1,722,776)
Euro STOXX 50 Index Futures	12/15/23	1,050	EUR	44,142,000	(810,492)
Euro-Bund Futures	12/07/23	836	EUR	107,543,040	(2,272,516)
FTSE 100 Index Futures	12/15/23	485	GBP	37,204,350	634,019
Japanese Government 10 Year Bond Futures	12/13/23	164	JPY	23,773,440,000	(1,220,876)
MSCI Emerging Markets Index Mini Futures	12/15/23	1,155	USD	55,180,125	(1,704,098)
New York Harbor ULSD Futures	11/30/23	186	USD	24,668,734	5,949,075
RBOB Gasoline Futures	10/31/23	230	USD	23,179,170	(2,077,785)
Russell 2000 Index E-Mini Futures	12/15/23	632	USD	56,835,760	(2,406,383)
S&P 500 Index E-Mini Futures	12/15/23	135	USD	29,197,125	(1,214,876)
Silver Futures	12/27/23	124	USD	13,919,000	(413,719)
TOPIX Index Futures	12/07/23	574	JPY	13,336,890,000	(1,288,707)
U.S. Treasury Long Bond Futures	12/19/23	627	USD	71,340,844	(3,608,408)
United Kingdom Long Gilt Bond Futures	12/27/23	593	GBP	55,836,880	(211,927)
WTI Light Sweet Crude Oil Futures	11/20/23	130	USD	11,544,000	598,548

Net Unrealized Depreciation					$(13,134,337)

BHFTI-148

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.170%	Monthly	06/20/24	BBP	Barclays Copper Excess Return Index	USD	15,675,641	$(276,507)	$—	$(276,507)
Pay	0.190%	Monthly	02/21/24	BBP	Barclays Soybeans Seasonal Excess Return Index	USD	7,860,689	(382,699)	—	(382,699)
Pay	0.190%	Monthly	02/21/24	BBP	Barclays Soymeal Seasonal Excess Return Index	USD	6,236,043	(173,368)	—	(173,368)
Pay	0.270%	Monthly	02/06/24	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	22,707,381	(204,173)	—	(204,173)
Pay	0.280%	Monthly	02/21/24	CIBC	CIBC Seasonal Enhanced Cotton Index	USD	6,688,386	(48,003)	—	(48,003)
Pay	0.260%	Monthly	02/21/24	CIBC	CIBC Seasonally Enhanced Soybean Oil Index	USD	1,251,585	(96,610)	—	(96,610)
Pay	0.140%	Monthly	02/21/24	CIBC	CIBC Soymeal Commodity Index	USD	9,371,025	(548,516)	—	(548,516)
Pay	0.200%	Monthly	07/03/24	CG	Cargill Coffee Front Index	USD	476,327	(23,692)	—	(23,692)
Pay	0.210%	Monthly	08/01/24	CG	Cargill Lean Hogs Index	USD	11,968	(430)	—	(430)
Pay	0.210%	Monthly	08/01/24	CG	Cargill Live Cattle Index	USD	21,023	161	—	161
Pay	0.240%	Monthly	02/21/24	CG	Cargill Soybean Oil Index	USD	8,043,034	(844,539)	—	(844,539)
Pay	0.200%	Monthly	02/21/24	CG	Cargill Sugar Index 2	USD	13,933,755	5,256	—	5,256
Pay	0.220%	Monthly	07/03/24	CG	Cargill Wheat Index	USD	865,157	(95,893)	—	(95,893)
Pay	0.250%	Monthly	02/21/24	GSI	S&P GSCI Soybean Oil Excess Return Index	USD	7,820,468	(636,914)	—	(636,914)
Pay	0.140%	Monthly	02/21/24	GSI	S&P GSCI Soybeans Excess Return Strategy Index	USD	4,647,758	(268,124)	—	(268,124)
Pay	0.250%	Monthly	02/06/24	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	23,355,678	345,251	—	345,251
Pay	0.090%	Monthly	11/01/23	JPMC	S&P GSCI Gold Official Close Index	USD	16,028,189	(654,922)	—	(654,922)
Pay	0.300%	Monthly	02/08/24	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	16,150,665	738,081	—	738,081
Pay	0.170%	Monthly	02/21/24	MBL	Macquarie Soymeal Excess Return Index	USD	9,036,643	(199,370)	—	(199,370)
Pay	0.120%	Monthly	02/21/24	MLI	Merrill Lynch Corn Excess Return Strategy Index	USD	4,528,885	—	—	—
Pay	0.180%	Monthly	02/21/24	MLI	Merrill Lynch Cotton Excess Return Strategy Index	USD	6,718,130	—	—	—
Pay	0.120%	Monthly	07/03/24	MLI	Merrill Lynch Gold Excess Return Index	USD	9,621,178	—	—	—
Pay	0.250%	Monthly	06/24/24	MLI	MLCX Natural Gas Excess Return Index	USD	3,597,931	—	—	—
Pay	0.280%	Monthly	09/25/24	MLI	MLCX Aluminum Excess Return Strategy	USD	167,445	8,882	—	8,882
Pay	0.300%	Monthly	07/08/24	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	15,970,223	831,427	—	831,427
Pay	0.280%	Monthly	02/21/24	RBC	RBC Enhanced Cotton Excess Return Index	USD	6,381,785	—	—	—
Pay	0.180%	Monthly	02/21/24	RBC	RBC Enhanced Soybean Excess Return Index	USD	7,644,257	—	—	—
Pay	0.200%	Monthly	02/21/24	RBC	RBC Enhanced Sugar Excess Return Index	USD	3,702,617	—	—	—

Totals								$(2,524,702)	$—	$(2,524,702)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Cash in the amount of $710,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MBL)—	Macquarie Bank Ltd.
(MLI)—	Merrill Lynch International
(MSCS)—	Morgan Stanley Capital Services LLC
(RBC)—	Royal Bank of Canada

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

BHFTI-149

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$60,096,847	$—	$60,096,847
Total Corporate Bonds & Notes*	—	17,850,000	—	17,850,000
Total Municipals*	—	9,800,000	—	9,800,000
Short-Term Investments
Certificate of Deposit	—	125,529,891	—	125,529,891
Commercial Paper	—	563,307,458	—	563,307,458
Mutual Funds	236,431,946	—	—	236,431,946
U.S. Treasury	—	44,884,548	—	44,884,548
Total Short-Term Investments	236,431,946	733,721,897	—	970,153,843
Total Investments	$236,431,946	$821,468,744	$—	$1,057,900,690

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,642,926	$—	$—	$7,642,926
Futures Contracts (Unrealized Depreciation)	(20,777,263)	—	—	(20,777,263)
Total Futures Contracts	$(13,134,337)	$—	$—	$(13,134,337)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,929,058	$—	$1,929,058
OTC Swap Contracts at Value (Liabilities)	—	(4,453,760)	—	(4,453,760)
Total OTC Swap Contracts	$—	$(2,524,702)	$—	$(2,524,702)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-150

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Textron, Inc.	251,636	$19,662,837

Air Freight & Logistics—2.0%
FedEx Corp.	137,901	36,532,733

Automobiles—1.5%
General Motors Co.	812,348	26,783,114

Banks—11.0%
Bank of America Corp.	1,435,793	39,312,012
Citigroup, Inc.	484,825	19,940,852
Citizens Financial Group, Inc.	616,591	16,524,639
Fifth Third Bancorp	732,643	18,557,847
Huntington Bancshares, Inc.	1,733,275	18,026,060
JPMorgan Chase & Co.	170,009	24,654,705
M&T Bank Corp.	130,210	16,465,055
Wells Fargo & Co.	1,090,775	44,569,067

		198,050,237

Beverages—1.6%
Coca-Cola Co.	189,028	10,581,787
Keurig Dr Pepper, Inc.	562,249	17,750,201

		28,331,988

Biotechnology—0.3%
AbbVie, Inc.	35,044	5,223,659

Broadline Retail—0.8%
eBay, Inc.	337,027	14,859,520

Building Products—1.7%
Johnson Controls International PLC (a)	576,272	30,663,433

Capital Markets—3.5%
Goldman Sachs Group, Inc.	71,041	22,986,737
Morgan Stanley	97,888	7,994,513
State Street Corp.	486,592	32,582,200

		63,563,450

Chemicals—1.3%
CF Industries Holdings, Inc.	270,326	23,177,751

Communications Equipment—3.4%
Cisco Systems, Inc.	692,176	37,211,382
F5, Inc. (b)	149,111	24,027,746

		61,239,128

Consumer Staples Distribution & Retail—0.9%
Sysco Corp.	252,005	16,644,930

Containers & Packaging—1.5%
International Paper Co.	743,534	26,373,151

Electrical Equipment—3.2%
Eaton Corp. PLC	126,452	26,969,683
Emerson Electric Co.	328,397	31,713,298

		58,682,981

Entertainment—1.3%
Walt Disney Co. (b)	187,715	15,214,301
Warner Bros Discovery, Inc. (b)	750,678	8,152,363

		23,366,664

Food Products—1.4%
Kraft Heinz Co. (a)	583,529	19,629,916
Tyson Foods, Inc. - Class A	125,274	6,325,084

		25,955,000

Health Care Equipment & Supplies—3.1%
Baxter International, Inc.	289,856	10,939,165
Becton Dickinson & Co.	67,743	17,513,598
Dentsply Sirona, Inc.	237,353	8,107,978
Medtronic PLC	238,152	18,661,591

		55,222,332

Health Care Providers & Services—6.7%
CVS Health Corp.	432,058	30,166,290
Elevance Health, Inc.	87,375	38,044,822
Henry Schein, Inc. (b)	271,151	20,132,962
Humana, Inc.	33,641	16,367,019
Universal Health Services, Inc. - Class B	130,712	16,434,420

		121,145,513

Hotels, Restaurants & Leisure—2.4%
Booking Holdings, Inc. (b)	2,268	6,994,399
Las Vegas Sands Corp.	440,824	20,207,372
Starbucks Corp.	169,031	15,427,459

		42,629,230

Household Products—1.2%
Kimberly-Clark Corp.	185,431	22,409,336

Industrial Conglomerates—1.2%
General Electric Co.	194,179	21,466,489

Insurance—3.0%
Allstate Corp.	131,383	14,637,380
American International Group, Inc.	663,718	40,221,311

		54,858,691

Interactive Media & Services—4.2%
Alphabet, Inc. - Class A (b)	232,506	30,425,735
Meta Platforms, Inc. - Class A (b)	150,190	45,088,540

		75,514,275

BHFTI-151

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—2.4%
Cognizant Technology Solutions Corp. - Class A	365,679	$24,771,095
DXC Technology Co. (b)	878,289	18,294,760

		43,065,855

Machinery—2.9%
Caterpillar, Inc.	105,589	28,825,797
Westinghouse Air Brake Technologies Corp.	230,670	24,513,301

		53,339,098

Media—1.6%
Charter Communications, Inc. - Class A (b)	12,616	5,548,769
Comcast Corp. - Class A	511,629	22,685,630

		28,234,399

Multi-Utilities—1.3%
Dominion Energy, Inc. (a)	526,951	23,538,901

Oil, Gas & Consumable Fuels—11.9%
Cheniere Energy, Inc.	85,175	14,135,643
Chevron Corp.	279,253	47,087,641
ConocoPhillips	224,472	26,891,746
Exxon Mobil Corp.	208,639	24,531,774
Hess Corp.	120,828	18,486,684
Marathon Oil Corp.	783,058	20,946,801
Pioneer Natural Resources Co.	69,521	15,958,545
Shell PLC (ADR)	115,342	7,425,718
Suncor Energy, Inc.	1,122,932	38,606,402

		214,070,954

Personal Care Products—0.9%
Haleon PLC	3,998,154	16,590,599

Pharmaceuticals—6.1%
Bristol-Myers Squibb Co. (a)	316,530	18,371,401
Johnson & Johnson	179,159	27,904,014
Merck & Co., Inc.	289,939	29,849,220
Sanofi (ADR)	629,584	33,770,886

		109,895,521

Semiconductors & Semiconductor Equipment—4.5%
Intel Corp.	670,580	23,839,119
NXP Semiconductors NV	158,291	31,645,537
QUALCOMM, Inc.	240,419	26,700,934

		82,185,590

Software—2.3%
Microsoft Corp.	128,969	40,721,962

Specialized REITs—0.3%
SBA Communications Corp.	28,628	5,730,467

Textiles, Apparel & Luxury Goods—0.6%
Ralph Lauren Corp.	91,861	10,664,144

Tobacco—2.6%
Philip Morris International, Inc.	505,752	46,822,520

Wireless Telecommunication Services—1.3%
T-Mobile U.S., Inc. (a) (b)	163,320	22,872,966

Total Common Stocks (Cost $1,411,025,935)		1,750,089,418

Short-Term Investment—2.7%

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $47,747,617; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $48,692,440.	47,737,672	47,737,672

Total Short-Term Investments (Cost $47,737,672)		47,737,672

Total Investments—99.7% (Cost $1,458,763,607)		1,797,827,090
Other assets and liabilities (net)—0.3%		6,003,014

Net Assets—100.0%		$1,803,830,104

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $13,381,342 and the collateral received consisted of non-cash collateral with a value of $13,665,360. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.

BHFTI-152

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
CAD	25,656,553	DBAG	10/27/23	USD	19,029,207	$133,491
CAD	920,955	DBAG	10/27/23	USD	682,323	4,052
EUR	15,975,447	CIBC	10/27/23	USD	16,930,957	24,271
GBP	9,733,509	RBC	10/27/23	USD	11,880,682	3,083

Net Unrealized Appreciation						$164,897

Glossary of Abbreviations

Counterparties

(CIBC)—	Canadian Imperial Bank of Commerce
(DBAG)—	Deutsche Bank AG
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-153

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,662,837	$—	$—	$19,662,837
Air Freight & Logistics	36,532,733	—	—	36,532,733
Automobiles	26,783,114	—	—	26,783,114
Banks	198,050,237	—	—	198,050,237
Beverages	28,331,988	—	—	28,331,988
Biotechnology	5,223,659	—	—	5,223,659
Broadline Retail	14,859,520	—	—	14,859,520
Building Products	30,663,433	—	—	30,663,433
Capital Markets	63,563,450	—	—	63,563,450
Chemicals	23,177,751	—	—	23,177,751
Communications Equipment	61,239,128	—	—	61,239,128
Consumer Staples Distribution & Retail	16,644,930	—	—	16,644,930
Containers & Packaging	26,373,151	—	—	26,373,151
Electrical Equipment	58,682,981	—	—	58,682,981
Entertainment	23,366,664	—	—	23,366,664
Food Products	25,955,000	—	—	25,955,000
Health Care Equipment & Supplies	55,222,332	—	—	55,222,332
Health Care Providers & Services	121,145,513	—	—	121,145,513
Hotels, Restaurants & Leisure	42,629,230	—	—	42,629,230
Household Products	22,409,336	—	—	22,409,336
Industrial Conglomerates	21,466,489	—	—	21,466,489
Insurance	54,858,691	—	—	54,858,691
Interactive Media & Services	75,514,275	—	—	75,514,275
IT Services	43,065,855	—	—	43,065,855
Machinery	53,339,098	—	—	53,339,098
Media	28,234,399	—	—	28,234,399
Multi-Utilities	23,538,901	—	—	23,538,901
Oil, Gas & Consumable Fuels	214,070,954	—	—	214,070,954
Personal Care Products	—	16,590,599	—	16,590,599
Pharmaceuticals	109,895,521	—	—	109,895,521
Semiconductors & Semiconductor Equipment	82,185,590	—	—	82,185,590
Software	40,721,962	—	—	40,721,962
Specialized REITs	5,730,467	—	—	5,730,467
Textiles, Apparel & Luxury Goods	10,664,144	—	—	10,664,144
Tobacco	46,822,520	—	—	46,822,520
Wireless Telecommunication Services	22,872,966	—	—	22,872,966
Total Common Stocks	1,733,498,819	16,590,599	—	1,750,089,418
Total Short-Term Investment*	—	47,737,672	—	47,737,672
Total Investments	$1,733,498,819	$64,328,271	$—	$1,797,827,090

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$164,897	$—	$164,897

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-154

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Canada—0.6%
Canadian Pacific Kansas City Ltd. (a)	86,444	$6,432,298

China—3.6%
JD.com, Inc. (ADR) (a)	828,026	24,120,398
Meituan - Class B (b)	417,800	6,065,345
Tencent Holdings Ltd.	148,200	5,743,499
Yum China Holdings, Inc.	17,039	949,413

		36,878,655

Denmark—4.1%
Novo Nordisk AS	466,258	42,413,550

France—12.0%
Airbus SE	343,056	45,894,864
Dassault Systemes SE	113,284	4,211,755
EssilorLuxottica SA	44,714	7,772,526
Kering SA	39,330	17,881,853
LVMH Moet Hennessy Louis Vuitton SE	61,785	46,612,255
Pernod Ricard SA	7,985	1,329,190

		123,702,443

Germany—2.6%
Allianz SE	14,276	3,404,276
SAP SE	182,260	23,658,443

		27,062,719

India—6.5%
DLF Ltd.	7,338,043	46,875,269
HDFC Bank Ltd.	275,714	5,047,568
ICICI Bank Ltd. (ADR)	641,134	14,823,018

		66,745,855

Israel—0.9%
Nice Ltd. (ADR) (a) (b)	55,024	9,354,080

Italy—0.9%
Brunello Cucinelli SpA	98,224	7,465,889
Ferrari NV	5,136	1,513,662

		8,979,551

Japan—5.4%
Hoya Corp.	43,900	4,524,051
Keyence Corp.	71,900	26,723,171
Murata Manufacturing Co. Ltd.	603,600	11,031,292
Omron Corp.	45,100	2,008,869
TDK Corp.	322,700	11,950,625

		56,238,008

Netherlands—1.4%
ASML Holding NV	20,645	12,123,552
Universal Music Group NV	107,085	2,784,720

		14,908,272

Spain—1.3%
Amadeus IT Group SA	219,565	13,231,798

Sweden—4.3%
Assa Abloy AB - Class B	792,031	17,255,045
Atlas Copco AB - A Shares	1,994,573	26,723,041

		43,978,086

Switzerland—0.7%
Lonza Group AG	16,514	7,640,152

United States—55.2%
Adobe, Inc. (b)	81,864	41,742,454
Agilent Technologies, Inc.	27,851	3,114,299
Alphabet, Inc. - Class A (b)	970,825	127,042,159
Amazon.com, Inc. (b)	93,229	11,851,270
Analog Devices, Inc.	281,548	49,296,239
Avantor, Inc. (b)	183,400	3,866,072
Boston Scientific Corp. (b)	70,567	3,725,938
Charles River Laboratories International, Inc. (a) (b)	17,251	3,380,851
Charter Communications, Inc. - Class A (b)	14,556	6,402,020
Danaher Corp.	22,440	5,567,364
Ecolab, Inc.	21,575	3,654,805
Equifax, Inc. (a)	77,200	14,141,496
Fidelity National Information Services, Inc.	44,329	2,450,064
IDEXX Laboratories, Inc. (b)	9,151	4,001,458
Illumina, Inc. (b)	37,854	5,196,597
Intuit, Inc.	87,635	44,776,227
Intuitive Surgical, Inc. (b)	33,399	9,762,194
IQVIA Holdings, Inc. (b)	51,132	10,060,221
Lam Research Corp.	3,555	2,228,167
Marriott International, Inc. - Class A	43,261	8,503,382
Marvell Technology, Inc.	307,077	16,622,078
Meta Platforms, Inc. - Class A (b)	248,221	74,518,426
Microsoft Corp.	62,148	19,623,231
NVIDIA Corp.	32,412	14,098,896
Phathom Pharmaceuticals, Inc. (a) (b)	220,272	2,284,221
S&P Global, Inc.	113,224	41,373,182
Splunk, Inc. (b)	47,813	6,992,651
Thermo Fisher Scientific, Inc.	3,016	1,526,609
United Parcel Service, Inc. - Class B	54,520	8,498,032
Visa, Inc. - Class A (a)	100,876	23,202,489

		569,503,092

Total Common Stocks (Cost $632,198,841)		1,027,068,559

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $5,866,424; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $5,982,523.	5,865,202	5,865,202

Total Short-Term Investments (Cost $5,865,202)		5,865,202

BHFTI-155

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—2.7%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.1%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (d)	1,000,000	$1,000,135
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (d)	1,000,000	1,000,643
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (d)	1,000,000	1,000,072
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (d)	1,000,000	999,952
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (d)	1,000,000	1,000,098
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (d)	1,000,000	1,000,152
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (d)	1,000,000	1,000,146
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (d)	2,000,000	2,001,862
Toronto-Dominion Bank
5.730%, FEDEFF PRV + 0.400%, 02/13/24 (d)	1,000,000	1,000,580
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (d)	2,000,000	2,000,190

		12,003,830

Commercial Paper—0.3%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (d)	1,000,000	1,000,220
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (d)	1,000,000	1,000,270
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (d)	1,000,000	1,000,000

		3,000,490

Repurchase Agreements—1.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $3,001,330; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $1,001,064; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $1,020,025.	1,000,000	1,000,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $2,010,928; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $2,040,146.	2,000,000	2,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $2,060,331; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $2,125,943.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $2,041,461; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $2,081,371.	2,040,560	2,040,560
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $2,002,119; collateralized by various Common Stock with an aggregate market value of $2,231,975.	2,000,000	2,000,000

		12,040,560

Time Deposit—0.1%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (d)	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $28,040,560)		28,044,880

Total Investments—102.8% (Cost $666,104,603)		1,060,978,641
Other assets and liabilities (net)—(2.8)%		(28,808,478)

Net Assets—100.0%		$1,032,170,163

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $35,773,511 and the collateral received consisted of cash in the amount of $28,040,560 and non-cash collateral with a value of $8,491,256. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Interactive Media & Services	20.1
Software	14.6
Semiconductors & Semiconductor Equipment	9.1
Textiles, Apparel & Luxury Goods	7.0
Electronic Equipment, Instruments & Components	5.0
Real Estate Management & Development	4.5
Aerospace & Defense	4.5
Pharmaceuticals	4.3
Capital Markets	4.0
Life Sciences Tools & Services	3.9

BHFTI-156

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$6,432,298	$—	$—	$6,432,298
China	25,069,811	11,808,844	—	36,878,655
Denmark	—	42,413,550	—	42,413,550
France	—	123,702,443	—	123,702,443
Germany	—	27,062,719	—	27,062,719
India	14,823,018	51,922,837	—	66,745,855
Israel	9,354,080	—	—	9,354,080
Italy	—	8,979,551	—	8,979,551
Japan	—	56,238,008	—	56,238,008
Netherlands	—	14,908,272	—	14,908,272
Spain	—	13,231,798	—	13,231,798
Sweden	—	43,978,086	—	43,978,086
Switzerland	—	7,640,152	—	7,640,152
United States	569,503,092	—	—	569,503,092
Total Common Stocks	625,182,299	401,886,260	—	1,027,068,559
Total Short-Term Investment*	—	5,865,202	—	5,865,202
Total Securities Lending Reinvestments*	—	28,044,880	—	28,044,880
Total Investments	$625,182,299	$435,796,342	$—	$1,060,978,641

Collateral for Securities Loaned (Liability)	$—	$(28,040,560)	$—	$(28,040,560)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-157

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
BWX Technologies, Inc.	139,116	$10,430,918
Moog, Inc. - Class A	40,088	4,528,340

		14,959,258

Air Freight & Logistics—1.1%
GXO Logistics, Inc. (a) (b)	154,763	9,076,850

Automobile Components—0.5%
Gentherm, Inc. (a) (b)	85,203	4,623,115

Biotechnology—4.2%
Apellis Pharmaceuticals, Inc. (a) (b)	73,646	2,801,494
Ascendis Pharma AS (ADR) (a) (b)	48,703	4,560,549
Cytokinetics, Inc. (a) (b)	92,341	2,720,366
Halozyme Therapeutics, Inc. (a)	180,670	6,901,594
Karuna Therapeutics, Inc. (a)	26,000	4,396,340
Natera, Inc. (a)	237,230	10,497,427
Xenon Pharmaceuticals, Inc. (a)	121,423	4,147,810

		36,025,580

Broadline Retail—0.6%
Global-e Online Ltd. (a) (b)	121,528	4,829,523

Building Products—2.4%
AAON, Inc.	121,637	6,917,496
Azek Co., Inc. (a)	298,423	8,875,100
Simpson Manufacturing Co., Inc.	32,992	4,942,532

		20,735,128

Capital Markets—2.8%
LPL Financial Holdings, Inc.	28,116	6,681,767
Morningstar, Inc.	34,883	8,170,994
TMX Group Ltd. (b)	438,971	9,433,877

		24,286,638

Chemicals—1.0%
Element Solutions, Inc.	425,207	8,338,309

Commercial Services & Supplies—1.1%
Clean Harbors, Inc. (a)	55,797	9,338,186

Construction & Engineering—3.2%
AECOM	113,078	9,389,997
Construction Partners, Inc. - Class A (a)	355,323	12,990,609
Valmont Industries, Inc.	23,749	5,704,747

		28,085,353

Construction Materials—0.8%
Eagle Materials, Inc.	41,480	6,907,250

Consumer Staples Distribution & Retail—1.4%
Grocery Outlet Holding Corp. (a) (b)	140,545	4,054,723
Performance Food Group Co. (a)	143,157	8,426,221

		12,480,944

Diversified Consumer Services—1.8%
Bright Horizons Family Solutions, Inc. (a) (b)	81,760	6,660,170
Stride, Inc. (a) (b)	193,405	8,709,027

		15,369,197

Diversified Telecommunication Services—0.7%
Iridium Communications, Inc.	131,625	5,987,621

Electrical Equipment—1.5%
nVent Electric PLC	151,235	8,013,943
Shoals Technologies Group, Inc. - Class A (a) (b)	275,888	5,034,956

		13,048,899

Electronic Equipment, Instruments & Components—4.0%
Arrow Electronics, Inc. (a)	52,847	6,618,558
Fabrinet (a)	21,975	3,661,475
Flex Ltd. (a)	450,777	12,161,963
Littelfuse, Inc.	25,874	6,399,158
Novanta, Inc. (a)	42,325	6,071,098

		34,912,252

Energy Equipment & Services—2.0%
ChampionX Corp.	304,419	10,843,405
TechnipFMC PLC (b)	316,175	6,430,999

		17,274,404

Financial Services—1.7%
Flywire Corp. (a)	298,522	9,519,866
Shift4 Payments, Inc. - Class A (a)	100,226	5,549,514

		15,069,380

Food Products—2.6%
Freshpet, Inc. (a) (b)	116,230	7,657,232
Post Holdings, Inc. (a) (b)	90,532	7,762,214
Simply Good Foods Co. (a) (b)	202,058	6,975,042

		22,394,488

Gas Utilities—0.2%
New Jersey Resources Corp.	50,754	2,062,135

Ground Transportation—1.3%
Saia, Inc. (a)	27,585	10,996,760

Health Care Equipment & Supplies—4.6%
Axonics, Inc. (a)	106,412	5,971,841
Glaukos Corp. (a)	135,812	10,219,853
iRhythm Technologies, Inc. (a) (b)	50,743	4,783,035
Lantheus Holdings, Inc. (a) (b)	97,626	6,783,055
Penumbra, Inc. (a)	31,710	7,670,966
TransMedics Group, Inc. (a) (b)	86,096	4,713,756

		40,142,506

Health Care Providers & Services—3.6%
Acadia Healthcare Co., Inc. (a)	128,230	9,015,851
R1 RCM, Inc. (a)	605,391	9,123,242

BHFTI-158

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Surgery Partners, Inc. (a) (b)	214,793	$6,282,695
Tenet Healthcare Corp. (a)	96,414	6,352,719

		30,774,507

Hotels, Restaurants & Leisure—4.7%
International Game Technology PLC	258,748	7,845,239
Shake Shack, Inc. - Class A (a)	104,630	6,075,864
Texas Roadhouse, Inc.	65,986	6,341,255
Wingstop, Inc.	73,970	13,302,765
Wyndham Hotels & Resorts, Inc.	98,060	6,819,092

		40,384,215

Household Durables—1.4%
Cavco Industries, Inc. (a) (b)	23,850	6,335,991
Installed Building Products, Inc. (b)	45,113	5,634,163

		11,970,154

Industrial REITs—1.9%
EastGroup Properties, Inc.	62,681	10,438,267
Terreno Realty Corp.	110,560	6,279,808

		16,718,075

Insurance—3.0%
BRP Group, Inc. - Class A (a) (b)	352,607	8,191,060
Kinsale Capital Group, Inc.	21,859	9,052,468
Selective Insurance Group, Inc.	85,153	8,785,235

		26,028,763

IT Services—1.4%
DigitalOcean Holdings, Inc. (a) (b)	174,091	4,183,407
Globant SA (a) (b)	40,166	7,946,843

		12,130,250

Life Sciences Tools & Services—2.1%
10X Genomics, Inc. - Class A (a)	167,480	6,908,550
Repligen Corp. (a) (b)	69,119	10,990,612

		17,899,162

Machinery—4.1%
Chart Industries, Inc. (a) (b)	36,215	6,124,681
Federal Signal Corp.	105,617	6,308,504
Nordson Corp.	32,854	7,332,027
RBC Bearings, Inc. (a) (b)	31,595	7,397,337
Terex Corp.	136,660	7,874,349

		35,036,898

Oil, Gas & Consumable Fuels—3.9%
Chord Energy Corp.	48,594	7,875,629
Matador Resources Co.	144,989	8,623,946
Permian Resources Corp. (b)	732,246	10,222,154
Range Resources Corp. (b)	228,509	7,405,977

		34,127,706

Personal Care Products—0.0%
Oddity Tech Ltd. - Class A (a) (b)	14,939	423,521

Pharmaceuticals—2.0%
Intra-Cellular Therapies, Inc. (a)	105,875	5,515,029
Pacira BioSciences, Inc. (a) (b)	78,516	2,408,871
Prestige Consumer Healthcare, Inc. (a)	124,525	7,121,585
Revance Therapeutics, Inc. (a) (b)	202,316	2,320,564

		17,366,049

Professional Services—3.4%
ASGN, Inc. (a)	83,596	6,828,121
KBR, Inc. (b)	118,752	6,999,243
Parsons Corp. (a)	29,889	1,624,467
Paycor HCM, Inc. (a)	251,576	5,743,480
Verra Mobility Corp. (a)	426,994	7,984,788

		29,180,099

Semiconductors & Semiconductor Equipment—6.0%
Allegro MicroSystems, Inc. (a) (b)	140,226	4,478,819
Axcelis Technologies, Inc. (a)	24,433	3,983,801
Diodes, Inc. (a)	73,517	5,796,080
Lattice Semiconductor Corp. (a)	145,476	12,500,753
MKS Instruments, Inc.	79,745	6,901,132
Onto Innovation, Inc. (a)	53,248	6,790,185
Power Integrations, Inc. (b)	85,765	6,544,727
Silicon Laboratories, Inc. (a)	43,198	5,006,216

		52,001,713

Software—13.1%
Altair Engineering, Inc. - Class A (a) (b)	179,722	11,243,408
Blackline, Inc. (a) (b)	100,947	5,599,530
CCC Intelligent Solutions Holdings, Inc. (a)	743,906	9,931,145
Clearwater Analytics Holdings, Inc. - Class A (a)	294,730	5,700,078
Confluent, Inc. - Class A (a) (b)	253,514	7,506,550
CyberArk Software Ltd. (a)	49,040	8,031,281
Descartes Systems Group, Inc. (a)	100,853	7,400,593
DoubleVerify Holdings, Inc. (a)	188,746	5,275,451
Gitlab, Inc. - Class A (a)	147,131	6,653,264
Guidewire Software, Inc. (a)	120,034	10,803,060
Manhattan Associates, Inc. (a)	74,541	14,733,774
Procore Technologies, Inc. (a)	162,705	10,627,891
Workiva, Inc. (a) (b)	94,633	9,590,108

		113,096,133

Specialty Retail—1.4%
Academy Sports & Outdoors, Inc.	120,725	5,706,671
Wayfair, Inc. - Class A (a) (b)	112,284	6,801,042

		12,507,713

Textiles, Apparel & Luxury Goods—1.1%
Crocs, Inc. (a)	59,712	5,268,390
ON Holding AG - Class A (a) (b)	159,367	4,433,590

		9,701,980

BHFTI-159

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—2.1%
Applied Industrial Technologies, Inc.	19,577	$3,026,800
SiteOne Landscape Supply, Inc. (a) (b)	52,097	8,515,254
WESCO International, Inc.	45,667	6,567,828

		18,109,882

Water Utilities—0.3%
American States Water Co.	27,617	2,172,906

Total Common Stocks (Cost $792,787,787)		836,573,502

Short-Term Investment—3.6%

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $31,287,399; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $31,906,547.	31,280,882	31,280,882

Total Short-Term Investments (Cost $31,280,882)		31,280,882

Securities Lending Reinvestments (c)—7.7%

Certificates of Deposit—2.4%
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (d)	1,000,000	1,000,643
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (d)	1,000,000	1,000,072
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (d)	2,000,000	1,999,904
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (d)	2,000,000	2,000,196
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (d)	1,000,000	1,000,075
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (d)	2,000,000	1,999,824
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (d)	2,000,000	2,000,098
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (d)	1,000,000	1,000,152
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (d)	2,000,000	2,000,292
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (d)	1,000,000	1,000,053
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (d)	1,000,000	1,000,580
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (d)	2,000,000	2,000,190
Wells Fargo Bank N.A. 5.780%, SOFR + 0.470%, 11/09/23 (d)	2,000,000	2,000,720

		20,999,699

Commercial Paper—0.5%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (d)	1,000,000	1,000,220
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (d)	1,000,000	999,999
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (d)	2,000,000	2,000,000

		4,000,219

Repurchase Agreements—4.2%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,111,952.	1,000,000	1,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $7,003,103; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $7,140,000.	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $1,902,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $1,938,047.	1,900,000	1,900,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $3,016,392; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $3,060,219.	3,000,000	3,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $2,060,331; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $2,125,943.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $2,172,687; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $2,215,162.	2,171,727	2,171,727
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $2,000,887; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $2,049,559.	2,000,000	2,000,000

BHFTI-160

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $3,003,103; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $3,074,339.	3,000,000	$3,000,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $6,006,358; collateralized by various Common Stock with an aggregate market value of $6,695,924.	6,000,000	6,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $3,001,365; collateralized by various Common Stock with an aggregate market value of $3,347,985.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $300,136; collateralized by various Common Stock with an aggregate market value of $333,906.	300,000	300,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $5,052,281; collateralized by various Common Stock with an aggregate market value of $5,557,513.	5,050,000	5,050,000

		36,421,727

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (e)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (e)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (e)	400,000	400,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (e)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (e)	500,000	500,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (e)	950,000	950,000

		5,350,000

Total Securities Lending Reinvestments (Cost $66,769,570)		66,771,645

Total Investments—108.0% (Cost $890,838,239)		934,626,029
Other assets and liabilities (net)—(8.0)%		(69,574,476)

Net Assets—100.0%		$865,051,553

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $88,864,925 and the collateral received consisted of cash in the amount of $66,760,598 and non-cash collateral with a value of $24,127,291. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-161

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$836,573,502	$—	$—	$836,573,502
Total Short-Term Investment*	—	31,280,882	—	31,280,882
Securities Lending Reinvestments
Certificates of Deposit	—	20,999,699	—	20,999,699
Commercial Paper	—	4,000,219	—	4,000,219
Repurchase Agreements	—	36,421,727	—	36,421,727
Mutual Funds	5,350,000	—	—	5,350,000
Total Securities Lending Reinvestments	5,350,000	61,421,645	—	66,771,645
Total Investments	$841,923,502	$92,702,527	$—	$934,626,029

Collateral for Securities Loaned (Liability)	$—	$(66,760,598)	$—	$(66,760,598)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-162

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—55.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.9%
Federal Home Loan Mortgage Corp. 2.500%, 07/01/50	10,180,860	$8,134,722
2.500%, 05/01/51	2,387,423	1,905,287
3.000%, 02/01/52	2,884,370	2,400,111
3.500%, 03/01/32	335,743	309,910
3.500%, 12/01/32	1,146,000	1,055,851
3.500%, 01/01/33	1,656,558	1,523,021
3.500%, 03/01/33	1,806,239	1,660,042
3.500%, 04/01/33	2,617,916	2,403,462
3.500%, 05/01/33	658,622	603,978
3.500%, 06/01/43	822,349	725,155
3.700%, 06/01/34	3,300,000	2,897,697
3.750%, 08/01/32	3,500,000	3,119,868
4.000%, 09/01/32	210,220	192,707
4.000%, 11/01/32	960,146	899,939
4.000%, 12/01/32	481,913	446,340
4.000%, 01/01/33	44,900	41,294
4.000%, 02/01/33	173,984	160,316
4.000%, 08/01/42	876,535	803,935
4.000%, 08/01/43	1,453,759	1,333,835
4.000%, 01/01/46	1,147,995	1,044,938
4.000%, 07/01/48	1,420,153	1,290,437
4.000%, 05/01/52	1,057,457	942,275
5.000%, 02/01/34	153,852	150,924
5.000%, 08/01/39	479,349	469,418
5.247%, 1Y RFUCCT + 1.841%, 07/01/40 (a)	288,832	293,598
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk 7.115%, SOFR30A + 1.800%, 07/25/41 (144A) (a)	1,492,203	1,396,811
9.565%, SOFR30A + 4.250%, 05/25/52 (144A) (a)	1,375,475	1,385,316
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.920%, 06/25/32	3,100,000	2,597,549
3.117%, 06/25/27	2,487,000	2,314,481
3.243%, 04/25/27	1,996,000	1,872,804
3.303%, 11/25/27 (a)	1,755,000	1,635,749
3.326%, 05/25/27	1,072,000	1,003,235
3.336%, 04/25/28 (a)	1,790,000	1,648,539
3.690%, 01/25/29	397,000	370,974
3.710%, 09/25/32 (a)	3,035,000	2,697,678
3.800%, 10/25/32 (a)	2,100,000	1,878,227
3.820%, 12/25/32 (a)	2,800,000	2,504,489
3.850%, 05/25/28 (a)	7,385,000	6,963,056
3.900%, 08/25/28 (a)	3,170,000	3,014,762
Federal Home Loan Mortgage Corp. REMICS
0.942%, SOFR30A + 6.256%, 10/15/37 (a) (b)	1,510,366	116,276
0.972%, SOFR30A + 6.286%, 11/15/36 (a) (b)	747,859	40,172
3.000%, 02/15/26	170,934	166,374
5.000%, 08/15/35	606,019	592,726
5.878%, SOFR30A + 0.564%, 08/15/42 (a)	1,748,271	1,707,575
6.000%, 07/15/35	1,518,733	1,497,228
6.000%, 03/15/36	1,356,467	1,373,222
6.108%, SOFR30A + 0.794%, 11/15/37 (a)	283,549	281,345
6.128%, SOFR30A + 0.814%, 03/15/24 (a)	5,923	5,924
6.500%, 05/15/28	70,424	70,520
6.500%, 03/15/37	284,226	286,537
6.778%, SOFR30A + 1.464%, 03/15/38 (a)	600,000	614,298

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 09/15/43 (c)	349,434	249,749
3.000%, 01/15/43	1,140,253	998,099
Federal National Mortgage Association
1.754%, 03/01/32 (a)	5,046,655	3,893,002
1.800%, 10/01/33	3,484,000	2,594,995
1.930%, 11/01/31	4,300,000	3,353,459
2.010%, 01/01/32	4,050,000	3,188,371
2.440%, 06/01/30	2,944,214	2,490,274
2.500%, 05/01/50	3,678,414	2,962,503
2.500%, 09/01/51	3,564,976	2,830,069
2.500%, 10/01/51	3,058,184	2,434,142
2.500%, 01/01/52	2,895,336	2,307,606
2.500%, 03/01/52	4,034,285	3,241,085
2.500%, 03/01/62	2,646,324	2,030,938
2.510%, 10/01/30	3,150,000	2,637,436
2.730%, 07/01/28	2,825,625	2,525,734
2.810%, 09/01/31	1,390,863	1,196,844
2.970%, 06/01/30	2,750,000	2,412,287
2.980%, 09/01/36	1,222,810	1,068,999
3.000%, 01/01/43	1,533,521	1,307,955
3.000%, 01/01/52	2,718,338	2,249,280
3.000%, 07/01/60	2,662,873	2,130,530
3.000%, 03/01/61	3,358,159	2,731,050
3.500%, 08/01/26	44,003	41,179
3.500%, 02/01/33	1,045,796	960,340
3.500%, 05/01/33	1,281,410	1,175,106
3.500%, 07/01/42	744,783	660,728
3.500%, 08/01/42	244,388	216,934
3.500%, 07/01/43	1,023,507	901,487
3.500%, 01/01/50	2,999,261	2,628,945
3.500%, 07/01/50	2,194,497	1,909,238
3.500%, 12/01/51	1,899,574	1,637,068
3.500%, 02/01/52	4,568,355	3,935,570
3.500%, 03/01/60	2,100,870	1,786,593
3.500%, 03/01/61	1,595,488	1,357,007
3.500%, 03/01/62	3,318,386	2,821,769
3.540%, 06/01/32	4,357,000	3,841,395
3.550%, 02/01/30	1,500,000	1,374,894
3.730%, 10/01/32	2,463,120	2,188,622
3.800%, 09/01/32	3,411,180	3,050,651
3.805%, 11/01/32	2,025,000	1,809,050
3.895%, 02/01/33	3,450,000	3,098,626
3.970%, 08/01/33	4,844,445	4,276,847
4.000%, 02/01/31	368,433	342,086
4.000%, 10/01/32	245,045	225,121
4.000%, 12/01/40	85,378	77,671
4.000%, 07/01/42	555,373	506,005
4.000%, 06/01/47	628,192	570,934
4.000%, 04/01/52	5,400,355	4,813,234
4.000%, 05/01/52	7,924,862	7,063,614
4.170%, 05/01/33	3,000,000	2,751,314
4.185%, 04/01/33	3,000,000	2,758,562
4.190%, 04/01/33	2,000,000	1,838,889
4.330%, 01/01/33	2,700,000	2,518,414

BHFTI-163

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.420%, 02/01/33	4,075,000	$3,819,131
4.500%, 02/01/40	166,238	156,823
4.500%, 06/01/62	2,121,596	1,953,851
4.520%, 06/01/33	1,577,778	1,488,553
4.520%, 09/01/33	1,300,000	1,230,735
4.550%, 09/01/33	3,180,000	3,014,362
4.590%, 04/01/33	3,350,000	3,179,972
4.735%, 02/01/33	3,100,000	2,978,151
5.000%, 09/01/35	293,202	284,138
5.000%, 06/01/53	3,984,007	3,760,289
5.080%, 02/01/32	3,145,000	3,103,549
5.290%, 12/01/32	2,539,248	2,545,992
5.500%, 01/01/58	1,891,161	1,887,534
6.000%, 07/01/28	63,748	62,942
6.000%, 12/01/39	121,667	123,693
Federal National Mortgage Association Benchmark REMIC 5.500%, 06/25/37	296,421	291,510
Federal National Mortgage Association Grantor Trust 2.898%, 06/25/27	3,910,777	3,582,235
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (c)	593,351	427,663
Zero Coupon, 10/25/43 (c)	344,383	240,084
Zero Coupon, 12/25/43 (c)	621,181	453,313
1.101%, -1x SOFR30A + 6.416%, 01/25/41 (a) (b)	1,700,617	163,448
3.270%, 03/25/27 (a)	3,309	3,273
3.500%, 02/25/43	1,458,463	1,314,096
3.500%, 11/25/57	2,275,273	2,120,383
5.000%, 03/25/40	1,941,672	1,896,308
5.410%, SOFR30A + 0.614%, 05/25/35 (a)	60,809	60,805
5.500%, 12/25/35	526,906	521,815
5.929%, SOFR30A + 0.614%, 10/25/42 (a)	216,026	209,374
6.000%, 01/25/36	787,814	764,388
6.029%, SOFR30A + 0.714%, 10/25/43 (a)	773,353	752,706
6.029%, SOFR30A + 0.714%, 12/25/43 (a)	740,905	722,029
6.329%, SOFR30A + 1.014%, 03/25/38 (a)	89,568	89,273
6.429%, SOFR30A + 1.114%, 08/25/32 (a)	230,668	232,542
6.500%, 07/18/28	32,651	32,748
Federal National Mortgage Association-Aces
1.000%, 11/25/33	570,912	536,417
1.200%, 10/25/30	982,481	862,819
1.764%, 11/25/31 (a)	7,400,000	5,709,148
1.933%, 10/25/30 (a) (b)	13,891,447	1,012,762
2.003%, 01/25/32 (a)	5,000,000	3,896,736
2.048%, 11/25/33 (a) (b)	6,981,475	578,269
2.488%, 05/25/26	1,302,292	1,214,217
2.548%, 12/25/26 (a)	675,576	623,060
3.061%, 05/25/27 (a)	2,454,636	2,281,841
3.164%, 06/25/27 (a)	2,111,202	1,968,871
3.166%, 03/25/28 (a)	1,598,365	1,473,652
3.171%, 02/25/30 (a)	1,247,295	1,115,776
3.172%, 04/25/29 (a)	1,925,276	1,754,468
3.346%, 03/25/24 (a)	583,072	575,326
3.469%, 07/25/28 (a)	3,757,000	3,496,487
3.501%, 01/25/24 (a)	149,437	148,066

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association-Aces
3.665%, 09/25/28 (a)	2,684,544	2,509,755
3.876%, 08/25/32 (a)	2,600,000	2,336,403
FREMF Mortgage Trust 3.700%, 11/25/49 (144A) (a)	1,700,000	1,581,346
3.786%, 04/25/28 (144A) (a)	3,100,000	2,750,573
3.799%, 11/25/49 (144A) (a)	2,000,000	1,932,680
4.188%, 11/25/47 (144A) (a)	1,577,000	1,535,572
Government National Mortgage Association 2.500%, 10/20/51	2,567,450	2,099,790
3.000%, 02/20/51	1,590,043	1,348,266
3.500%, 01/20/51	2,664,081	2,281,296
3.500%, 02/20/52	3,170,128	2,788,542
3.875%, 1Y H15 + 1.500%, 04/20/41 (a)	116,399	114,338
4.000%, 01/20/52	2,877,063	2,602,569
4.000%, 02/20/52	3,354,730	3,021,607
4.000%, 08/20/52	6,733,429	6,067,439
4.500%, 11/20/49	1,765,763	1,632,013
5.000%, 05/20/52	3,382,121	3,154,041
5.500%, 07/20/53	2,683,740	2,615,467
6.858%, 1Y H15 + 1.787%, 09/20/71 (a)	2,979,120	3,068,491
6.860%, 1Y H15 + 1.751%, 10/20/71 (a)	3,150,539	3,238,196
6.908%, 1Y H15 + 1.837%, 08/20/71 (a)	3,025,816	3,122,186
6.919%, 1Y H15 + 1.753%, 11/20/71 (a)	3,346,515	3,444,839
6.962%, 1Y H15 + 1.699%, 04/20/72 (a)	3,536,396	3,638,056
6.963%, 1Y H15 + 1.706%, 03/20/72 (a)	2,909,385	2,994,731
6.981%, 1Y H15 + 1.730%, 04/20/72 (a)	2,815,788	2,897,191
7.000%, 1Y H15 + 1.778%, 12/20/71 (a)	2,980,845	3,072,374
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,487	16,459
1.650%, 04/20/63	50,925	46,744
3.948%, 1M TSFR + 0.664%, 04/20/62 (a)	1,378	1,357
4.441%, 04/20/43 (a)	939,861	873,627
4.500%, 01/16/25	159,236	157,795
4.694%, 1M TSFR + 0.614%, 01/20/63 (a)	10,444	10,204
4.895%, 11/20/42 (a)	3,078,567	2,948,390
4.967%, 1M TSFR + 0.514%, 02/20/62 (a)	18,978	18,525
5.000%, 12/20/33	415,621	408,028
5.000%, 06/16/39	61,124	59,635
5.000%, 07/20/39	830,342	803,752
5.000%, 10/20/39	842,718	815,777
5.077%, 1M TSFR + 0.414%, 11/20/62 (a)	612	604
5.109%, 06/20/40 (a)	1,227,817	1,195,149
5.500%, 07/16/33 (b)	361,050	30,941
5.590%, 1M TSFR + 0.414%, 08/20/60 (a)	345	342
5.772%, 1M TSFR + 0.454%, 12/20/62 (a)	728,050	722,787
5.842%, 1M TSFR + 0.524%, 03/20/63 (a)	161,584	160,557
5.852%, 1M TSFR + 0.534%, 02/20/63 (a)	724,615	719,092
5.902%, 1M TSFR + 0.584%, 03/20/63 (a)	592,013	588,518
5.902%, 1M TSFR + 0.584%, 07/20/64 (a)	719,257	716,054
5.902%, 1M TSFR + 0.584%, 09/20/64 (a)	746,949	742,062
5.912%, 1M TSFR + 0.594%, 04/20/63 (a)	836,953	831,984
5.932%, 1M TSFR + 0.614%, 04/20/63 (a)	2,456,098	2,443,204
5.932%, 1M TSFR + 0.614%, 06/20/64 (a)	2,670,305	2,653,181
5.932%, 1M TSFR + 0.614%, 07/20/64 (a)	1,194,527	1,184,197
5.939%, 1M TSFR + 0.614%, 09/20/37 (a)	87,488	86,821

BHFTI-164

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association REMICS
6.032%, 1M TSFR + 0.714%, 04/20/64 (a)	5,395,324	$5,371,784
6.082%, 1M TSFR + 0.764%, 07/20/63 (a)	226,362	225,795
6.082%, 1M TSFR + 0.764%, 01/20/64 (a)	281,102	280,470
6.082%, 1M TSFR + 0.764%, 02/20/64 (a)	1,162,530	1,160,280
6.082%, 1M TSFR + 0.764%, 03/20/64 (a)	374,765	373,728
6.122%, 1M TSFR + 0.804%, 02/20/64 (a)	1,142,617	1,139,554
6.132%, 1M TSFR + 0.814%, 09/20/63 (a)	739,596	738,443
6.182%, 1M TSFR + 0.864%, 09/20/63 (a)	252,789	252,590
6.432%, 1M TSFR + 1.114%, 12/20/66 (a)	793,983	790,283
Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	3,153,511	2,559,951
3.250%, 11/25/61	2,375,138	1,965,678
3.500%, 05/25/57	3,414,340	3,064,751
3.500%, 06/25/57	3,166,026	2,888,333
3.500%, 07/25/58	2,875,622	2,442,283
3.500%, 10/25/58	1,307,967	994,221
4.000%, 11/25/57	2,455,960	2,271,829
Uniform Mortgage-Backed Security, TBA 2.500%, TBA (d)	1,949,441	1,547,137

		369,683,507

Federal Agencies—0.3%
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	1,704,832
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32	1,000,000	651,121
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 11/01/25	1,000,000	893,802
Zero Coupon, 06/15/35	750,000	403,423

		3,653,178

U.S. Treasury—26.0%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	318,561
1.250%, 05/15/50	528,000	249,109
1.375%, 08/15/50	380,000	185,428
1.625%, 11/15/50	6,800,000	3,561,766
1.750%, 08/15/41	2,740,000	1,706,292
1.875%, 02/15/51	13,028,900	7,302,291
1.875%, 11/15/51	8,840,000	4,927,264
2.000%, 11/15/41	5,000	3,245
2.000%, 02/15/50	5,127,000	2,992,085
2.000%, 08/15/51	3,675,000	2,120,590
2.250%, 05/15/41	12,370,000	8,486,980
2.250%, 08/15/46	7,787,000	4,937,445
2.250%, 08/15/49	170,000	105,825
2.250%, 02/15/52	10,400,000	6,382,188
2.375%, 02/15/42	11,600,000	8,018,047
2.375%, 11/15/49	4,475,000	2,864,175
2.500%, 02/15/45	6,750,000	4,583,672
2.750%, 11/15/42	9,475,000	6,917,120
2.750%, 08/15/47	8,000,000	5,584,688
2.875%, 05/15/43	10,415,000	7,716,050
2.875%, 08/15/45	7,840,000	5,678,181
2.875%, 05/15/49	27,000	19,261
2.875%, 05/15/52	2,280,000	1,616,573
3.000%, 11/15/44	238,000	177,635

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 02/15/47	276,000	202,666
3.000%, 02/15/48	470,000	343,871
3.125%, 05/15/48	1,942,000	1,454,224
3.500%, 02/15/39	859,700	742,667
3.625%, 08/15/43	4,950,000	4,130,543
3.625%, 02/15/44	4,325,000	3,596,170
3.625%, 02/15/53	23,981,000	19,833,036
3.750%, 11/15/43	2,908,000	2,468,392
3.875%, 08/15/40	5,950,000	5,282,949
3.875%, 02/15/43	435,000	378,586
3.875%, 05/15/43	215,000	186,916
4.000%, 11/15/42	4,600,000	4,082,859
4.250%, 05/15/39	2,850,000	2,686,348
4.375%, 02/15/38	720,000	697,641
4.375%, 05/15/41	1,200,000	1,131,328
5.250%, 02/15/29	500,000	513,672
U.S. Treasury Inflation-Indexed Bond 1.750%, 01/15/28 (e)	729,540	708,537
U.S. Treasury Notes 0.375%, 01/31/26	755,000	679,647
0.375%, 09/30/27	3,560,000	3,005,002
0.500%, 02/28/26	4,520,000	4,069,413
0.625%, 08/15/30	1,850,000	1,419,803
0.750%, 01/31/28	8,565,000	7,262,183
1.000%, 07/31/28	9,750,000	8,224,658
1.250%, 03/31/28	7,080,000	6,110,648
1.250%, 06/30/28	7,779,500	6,661,805
1.250%, 08/15/31	770,000	601,833
1.375%, 11/15/31	2,148,500	1,684,055
1.500%, 02/15/30	1,105,000	915,941
1.625%, 05/15/31	3,640,000	2,955,225
1.875%, 02/28/29	9,200,000	7,989,625
1.875%, 02/15/32	18,050,000	14,662,100
2.000%, 11/15/26	910,000	837,022
2.250%, 02/15/27	550,000	507,525
2.500%, 02/28/26	405,000	382,946
2.750%, 04/30/27	15,000,000	14,026,758
2.750%, 07/31/27	6,113,000	5,694,403
2.750%, 05/31/29	1,080,000	978,413
2.875%, 05/15/28	6,936,100	6,427,814
2.875%, 04/30/29	23,000,000	21,004,570
2.875%, 05/15/32	3,365,000	2,953,708
3.125%, 08/31/27	6,570,000	6,200,694
3.125%, 08/31/29	6,485,000	5,976,333
3.375%, 05/15/33	10,280,000	9,322,675
4.000%, 10/31/29	13,000,000	12,551,602
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/26	1,014,129	874,299
Zero Coupon, 08/15/27	400,000	333,946
Zero Coupon, 11/15/27	570,000	470,505
Zero Coupon, 05/15/28	15,030,000	12,130,262
Zero Coupon, 08/15/28	250,000	199,657
Zero Coupon, 02/15/30	6,300,000	4,684,150
Zero Coupon, 05/15/30	700,000	514,861
Zero Coupon, 08/15/30	3,925,000	2,849,727
Zero Coupon, 11/15/30	5,425,000	3,893,867
Zero Coupon, 02/15/31	1,775,000	1,260,614

BHFTI-165

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/31	3,000,000	$2,055,216
Zero Coupon, 02/15/32	12,900,000	8,725,688
Zero Coupon, 05/15/32	800,000	534,661
Zero Coupon, 08/15/33	400,000	250,705
Zero Coupon, 11/15/33	1,000,000	619,827
Zero Coupon, 02/15/34	2,000,000	1,221,966
Zero Coupon, 08/15/34	2,600,000	1,549,954
Zero Coupon, 05/15/35	4,000,000	2,296,073

		332,467,255

Total U.S. Treasury & Government Agencies (Cost $827,785,498)		705,803,940

Corporate Bonds & Notes—28.1%

Aerospace/Defense—0.6%
BAE Systems PLC 1.900%, 02/15/31 (144A)	720,000	555,545
3.000%, 09/15/50 (144A)	332,000	203,579
Boeing Co. 2.196%, 02/04/26	905,000	830,956
2.750%, 02/01/26	592,000	552,949
3.100%, 05/01/26	360,000	336,137
3.250%, 03/01/28	659,000	592,203
4.875%, 05/01/25	435,000	427,526
5.040%, 05/01/27 (f)	335,000	327,081
5.150%, 05/01/30 (f)	675,000	644,961
5.705%, 05/01/40	550,000	507,431
L3Harris Technologies, Inc. 5.400%, 07/31/33	704,000	676,736
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	135,509
RTX Corp. 2.820%, 09/01/51	1,260,000	721,388
3.750%, 11/01/46	550,000	389,459
4.350%, 04/15/47	133,000	103,509
4.500%, 06/01/42	550,000	449,931
5.150%, 02/27/33	582,000	551,134

		8,006,034

Agriculture—0.3%
Altria Group, Inc. 2.450%, 02/04/32	1,250,000	942,972
BAT Capital Corp. 2.259%, 03/25/28 (f)	465,000	393,264
3.734%, 09/25/40	310,000	207,888
4.390%, 08/15/37	660,000	505,037
4.540%, 08/15/47	544,000	374,458
BAT International Finance PLC 1.668%, 03/25/26 (f)	345,000	310,833
Bunge Ltd. Finance Corp. 2.750%, 05/14/31	1,205,000	975,987
Reynolds American, Inc. 7.000%, 08/04/41	570,000	533,483

		4,243,922

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	380,928	333,259
3.550%, 01/15/30 (144A)	540,144	459,262
4.125%, 05/15/25 (144A)	649,722	618,877
British Airways Pass-Through Trust 3.300%, 12/15/32 (144A)	480,509	413,606
3.800%, 09/20/31 (144A)	436,684	401,300
4.125%, 09/20/31 (144A)	586,703	518,590
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	105,945	103,407
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	213,273	185,193
United Airlines Pass-Through Trust 3.100%, 10/07/28	684,435	587,733
3.500%, 03/01/30	985,894	873,751
3.700%, 03/01/30	930,447	797,012
4.000%, 04/11/26	336,524	319,712
4.150%, 08/25/31	1,017,741	922,254
4.300%, 08/15/25	461,412	441,472
4.600%, 03/01/26	451,423	425,504

		7,400,932

Auto Manufacturers—0.5%
General Motors Financial Co., Inc. 1.200%, 10/15/24	410,000	389,681
1.250%, 01/08/26	1,376,000	1,229,834
2.350%, 01/08/31	424,000	320,709
2.700%, 06/10/31	1,050,000	803,629
Hyundai Capital America 1.300%, 01/08/26 (144A)	325,000	292,640
1.500%, 06/15/26 (144A)	645,000	572,870
1.800%, 10/15/25 (144A)	380,000	349,415
1.800%, 01/10/28 (144A)	635,000	531,987
2.375%, 10/15/27 (144A)	400,000	346,294
3.000%, 02/10/27 (144A)	240,000	217,439
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A)	606,000	467,068
Volkswagen Group of America Finance LLC 1.625%, 11/24/27 (144A)	300,000	255,697

		5,777,263

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	355,000	268,031

Banks—8.4%
ABN AMRO Bank NV 2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a) (f)	200,000	165,158
AIB Group PLC 4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (a)	425,000	418,949
Australia & New Zealand Banking Group Ltd. 4.400%, 05/19/26 (144A)	200,000	190,711
Banco Nacional de Panama 2.500%, 08/11/30 (144A) (f)	950,000	736,377

BHFTI-166

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Santander SA 1.722%, 1Y H15 + 0.900%, 09/14/27 (a)	200,000	$174,881
1.849%, 03/25/26	600,000	539,596
2.746%, 05/28/25	600,000	565,066
5.147%, 08/18/25	200,000	195,801
5.588%, 08/08/28	1,600,000	1,565,184
Bank of America Corp. 1.658%, SOFR + 0.910%, 03/11/27 (a)	2,045,000	1,834,760
1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	338,136
2.087%, SOFR + 1.060%, 06/14/29 (a)	1,018,000	852,203
2.572%, SOFR + 1.210%, 10/20/32 (a)	855,000	656,976
3.366%, 3M TSFR + 1.072%, 01/23/26 (a)	600,000	576,804
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	2,500,000	2,302,482
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	382,000	349,922
4.250%, 10/22/26	520,000	493,980
4.376%, SOFR + 1.580%, 04/27/28 (a)	1,100,000	1,038,680
5.080%, SOFR + 1.290%, 01/20/27 (a)	864,000	844,519
5.202%, SOFR + 1.630%, 04/25/29 (a)	1,460,000	1,406,423
5.288%, SOFR + 1.910%, 04/25/34 (a)	1,600,000	1,488,818
5.819%, SOFR + 1.570%, 09/15/29 (a)	1,580,000	1,560,609
Bank of Ireland Group PLC 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	573,829
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (a)	862,000	856,597
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	378,218
5.717%, 09/25/28	960,000	949,799
Bank of Nova Scotia 4.850%, 02/01/30 (f)	1,040,000	979,360
Banque Federative du Credit Mutuel SA 1.604%, 10/04/26 (144A)	840,000	739,779
5.790%, 07/13/28 (144A)	855,000	848,446
5.896%, 07/13/26 (144A)	995,000	989,507
Barclays PLC 1.007%, 1Y H15 + 0.800%, 12/10/24 (a)	1,102,000	1,090,001
2.894%, 1Y H15 + 1.300%, 11/24/32 (a)	460,000	346,156
6.496%, SOFR + 1.880%, 09/13/27 (a)	1,655,000	1,650,609
BNP Paribas SA 2.159%, SOFR + 1.218%, 09/15/29 (144A) (a)	1,346,000	1,109,808
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	402,000	375,151
3.132%, SOFR + 1.561%, 01/20/33 (144A) (a)	586,000	460,412
BPCE SA 1.000%, 01/20/26 (144A)	570,000	509,739
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a)	534,000	484,621
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	310,459
3.375%, 12/02/26	700,000	647,924
4.625%, 07/11/24 (144A)	400,000	392,352
Citigroup, Inc. 2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	708,299
3.057%, SOFR + 1.351%, 01/25/33 (a)	527,000	416,613
3.668%, 3M TSFR + 1.652%, 07/24/28 (a)	1,952,000	1,790,596
3.878%, 3M TSFR + 1.430%, 01/24/39 (a)	150,000	116,152
4.300%, 11/20/26	750,000	711,085
4.400%, 06/10/25 (f)	566,000	549,209
4.450%, 09/29/27	1,294,000	1,214,870
Commonwealth Bank of Australia 3.305%, 03/11/41 (144A) †	355,000	227,149

Banks—(Continued)
Cooperatieve Rabobank UA 3.750%, 07/21/26	513,000	477,681
4.375%, 08/04/25	424,000	409,156
Credit Agricole SA 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	2,283,000	2,039,122
1.907%, SOFR + 1.676%, 06/16/26 (144A) (a)	750,000	697,215
2.811%, 01/11/41 (144A) †	410,000	251,980
4.375%, 03/17/25 (144A)	295,000	285,058
Credit Suisse AG 1.250%, 08/07/26	1,750,000	1,529,432
7.950%, 01/09/25	1,073,000	1,091,973
Danske Bank AS 6.466%, 1Y H15 + 2.100%, 01/09/26 (144A) (a)	440,000	439,195
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	615,000	556,176
3.035%, SOFR + 1.718%, 05/28/32 (a)	1,351,000	1,033,834
Discover Bank 4.250%, 03/13/26	1,229,000	1,163,232
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a)	1,030,000	884,732
Federation des Caisses Desjardins du Quebec 5.700%, 03/14/28 (144A)	700,000	690,981
Fifth Third Bancorp 8.250%, 03/01/38	200,000	213,179
Goldman Sachs Group, Inc. 1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,780,579
1.948%, SOFR + 0.913%, 10/21/27 (a)	781,000	689,586
1.992%, SOFR + 1.090%, 01/27/32 (a)	950,000	712,142
2.640%, SOFR + 1.114%, 02/24/28 (a)	920,000	820,368
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	2,614,000	2,409,042
4.411%, 3M TSFR + 1.692%, 04/23/39 (a)	445,000	366,264
HSBC Holdings PLC 2.206%, SOFR + 1.285%, 08/17/29 (a)	630,000	519,266
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	683,612
3.900%, 05/25/26	200,000	189,232
4.041%, 3M TSFR + 1.808%, 03/13/28 (a)	432,000	399,793
4.292%, 3M TSFR + 1.609%, 09/12/26 (a)	300,000	288,234
6.100%, 01/14/42 (f)	370,000	368,611
6.500%, 09/15/37	930,000	873,031
7.390%, SOFR + 3.350%, 11/03/28 (a)	910,000	941,433
ING Groep NV 1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	254,987
6.083%, SOFR + 1.560%, 09/11/27 (a)	930,000	925,867
KeyCorp 4.789%, SOFR + 2.060%, 06/01/33 (a)	170,000	141,704
Lloyds Banking Group PLC 1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	638,589
4.500%, 11/04/24	685,000	669,563
4.582%, 12/10/25	400,000	382,534
Macquarie Bank Ltd. 3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	615,225
Macquarie Group Ltd. 5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	1,737,044
6.207%, 11/22/24 (144A)	913,000	912,590
Mitsubishi UFJ Financial Group, Inc.
1.538%, 1Y H15 + 0.750%, 07/20/27 (a)	660,000	584,581

BHFTI-167

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30	1,020,000	$794,657
3.751%, 07/18/39 (f)	615,000	480,300
5.242%, 1Y H15 + 1.700%, 04/19/29 (a) (f)	430,000	417,961
Mizuho Financial Group, Inc. 1.234%, 1Y H15 + 0.670%, 05/22/27 (a)	772,000	681,272
2.226%, 3M TSFR + 1.092%, 05/25/26 (a)	795,000	743,032
2.869%, 3M TSFR + 1.572%, 09/13/30 (a)	539,000	449,165
5.778%, 1Y H15 + 1.650%, 07/06/29 (a)	790,000	779,029
Morgan Stanley 2.720%, SOFR + 1.152%, 07/22/25 (a)	251,000	243,591
3.591%, 07/22/28 (a)	1,067,000	973,509
3.772%, 3M TSFR + 1.402%, 01/24/29 (a)	278,000	253,495
4.300%, 01/27/45	400,000	316,042
4.431%, 3M TSFR + 1.890%, 01/23/30 (a)	1,157,000	1,070,392
4.457%, 3M TSFR + 1.693%, 04/22/39 (a)	850,000	709,753
5.123%, SOFR + 1.730%, 02/01/29 (a)	380,000	365,946
5.164%, SOFR + 1.590%, 04/20/29 (a)	1,215,000	1,168,897
5.449%, SOFR + 1.630%, 07/20/29 (a)	275,000	267,979
National Australia Bank Ltd. 2.332%, 08/21/30 (144A)	470,000	355,368
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	683,560
NatWest Group PLC 3.754%, 5Y H15 + 2.100%, 11/01/29 (a)	700,000	666,500
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	474,859
4.800%, 04/05/26	1,037,000	1,001,632
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	271,236
5.808%, 1Y H15 + 1.950%, 09/13/29 (a)	570,000	552,936
6.016%, 1Y H15 + 2.100%, 03/02/34 (a)	565,000	542,244
Nordea Bank Abp 5.375%, 09/22/27 (144A)	555,000	541,965
PNC Financial Services Group, Inc. 5.068%, SOFR + 1.933%, 01/24/34 (a)	964,000	874,203
Santander U.K. Group Holdings PLC 1.673%, SOFR + 0.989%, 06/14/27 (a)	680,000	594,795
6.534%, SOFR + 2.600%, 01/10/29 (a)	1,300,000	1,287,965
6.833%, SOFR + 2.749%, 11/21/26 (a)	871,000	875,878
Societe Generale SA 1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,385,573
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	634,651
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,263,559
4.250%, 04/14/25 (144A)	785,000	753,913
Standard Chartered PLC 1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a)	1,073,000	957,908
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (a)	740,000	703,909
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a)	300,000	268,506
Sumitomo Mitsui Financial Group, Inc. 3.010%, 10/19/26	212,000	195,187
3.040%, 07/16/29	1,020,000	871,330
5.520%, 01/13/28	960,000	946,890
5.710%, 01/13/30	960,000	939,282
Swedbank AB 6.136%, 09/12/26 (144A)	885,000	881,387
Toronto-Dominion Bank 5.523%, 07/17/28	520,000	513,260
5.532%, 07/17/26	1,390,000	1,379,869

Banks—(Continued)
Truist Financial Corp. 6.047%, SOFR + 2.050%, 06/08/27 (a)	900,000	890,210
UBS Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	810,000	718,314
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	334,821
2.593%, SOFR + 1.560%, 09/11/25 (144A) (a)	314,000	302,219
3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (a)	905,000	819,734
4.282%, 01/09/28 (144A)	783,000	719,914
UniCredit SpA 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	304,763
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	650,415
5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (a)	455,000	414,123
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a)	230,000	216,667
Wells Fargo & Co. 4.650%, 11/04/44	595,000	462,651
5.375%, 11/02/43	1,005,000	871,330
5.557%, SOFR + 1.990%, 07/25/34 (a)	425,000	402,425
5.574%, SOFR + 1.740%, 07/25/29 (a)	1,220,000	1,190,222
Westpac Banking Corp. 3.133%, 11/18/41	693,000	425,871
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	972,553

		107,219,215

Beverages—0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,103,000	1,010,939
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	158,383
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	1,300,000	1,127,006
4.439%, 10/06/48	950,000	782,247
Coca-Cola Femsa SAB de CV 1.850%, 09/01/32	515,000	383,145
2.750%, 01/22/30	276,000	234,592
Constellation Brands, Inc. 5.250%, 11/15/48	180,000	159,540
Molson Coors Beverage Co. 4.200%, 07/15/46	249,000	187,261

		4,043,113

Biotechnology—0.4%
Amgen, Inc. 1.650%, 08/15/28	430,000	362,011
3.000%, 01/15/52 (f)	595,000	359,440
5.250%, 03/02/33	955,000	912,941
5.600%, 03/02/43	500,000	464,841
5.650%, 03/02/53	515,000	482,000
Baxalta, Inc. 5.250%, 06/23/45 (f)	27,000	24,048
Gilead Sciences, Inc. 2.600%, 10/01/40	945,000	623,769
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	1,000,000	769,450
Royalty Pharma PLC 1.200%, 09/02/25	303,000	275,352
2.150%, 09/02/31	447,000	334,501

		4,608,353

BHFTI-168

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—0.2%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	$197,601
Lennox International, Inc. 1.350%, 08/01/25	1,630,000	1,501,258
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	463,162
Masco Corp. 2.000%, 10/01/30	260,000	199,044
6.500%, 08/15/32	720,000	725,296

		3,086,361

Chemicals—0.2%
Albemarle Corp. 5.450%, 12/01/44	350,000	301,031
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	883,952
EIDP, Inc. 4.500%, 05/15/26	802,000	781,167
International Flavors & Fragrances, Inc. 1.832%, 10/15/27 (144A)	330,000	274,090
Nutrien Ltd. 3.000%, 04/01/25	200,000	191,136
4.125%, 03/15/35	620,000	516,198

		2,947,574

Commercial Services—0.6%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	500,000	541,151
Ford Foundation 2.815%, 06/01/70	275,000	151,103
Global Payments, Inc. 2.900%, 05/15/30 (f)	211,000	172,983
2.900%, 11/15/31 (f)	404,000	316,926
3.200%, 08/15/29	1,437,000	1,222,049
5.300%, 08/15/29	272,000	259,392
Pepperdine University 3.301%, 12/01/59	450,000	272,713
Quanta Services, Inc. 2.350%, 01/15/32	855,000	641,583
2.900%, 10/01/30	1,110,000	905,361
S&P Global, Inc. 2.900%, 03/01/32	581,000	478,175
4.250%, 05/01/29	1,056,000	996,881
Triton Container International Ltd. 1.150%, 06/07/24 (144A)	850,000	817,980
University of Southern California 3.226%, 10/01/2120	440,000	241,615
Verisk Analytics, Inc. 5.750%, 04/01/33	635,000	631,439

		7,649,351

Computers—0.3%
Apple, Inc. 2.700%, 08/05/51	965,000	587,610
3.750%, 11/13/47	200,000	155,087
3.850%, 08/04/46	362,000	286,441

Computers—(Continued)
CGI, Inc. 1.450%, 09/14/26	659,000	581,307
2.300%, 09/14/31	1,184,000	888,686
Dell International LLC/EMC Corp. 6.020%, 06/15/26	610,000	612,378
Leidos, Inc. 2.300%, 02/15/31	365,000	280,695

		3,392,204

Cosmetics/Personal Care—0.2%
Estee Lauder Cos., Inc. 2.600%, 04/15/30	1,470,000	1,233,360
Haleon U.S. Capital LLC 3.375%, 03/24/29 (f)	780,000	699,470

		1,932,830

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	162,543

Diversified Financial Services—1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, 01/30/26	393,000	354,671
2.450%, 10/29/26	390,000	349,321
2.875%, 08/14/24	770,000	747,893
3.000%, 10/29/28	485,000	415,877
3.300%, 01/30/32	460,000	365,659
4.450%, 04/03/26	478,000	458,902
6.100%, 01/15/27	990,000	985,153
6.500%, 07/15/25	208,000	208,240
Air Lease Corp. 2.875%, 01/15/26	600,000	558,642
3.250%, 03/01/25	484,000	463,246
3.250%, 10/01/29	1,065,000	906,063
3.375%, 07/01/25	1,266,000	1,202,693
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	698,000	686,194
Avolon Holdings Funding Ltd. 2.125%, 02/21/26 (144A)	445,000	398,624
2.528%, 11/18/27 (144A)	5,211,000	4,398,874
2.875%, 02/15/25 (144A)	1,839,000	1,736,196
4.250%, 04/15/26 (144A)	885,000	831,808
4.375%, 05/01/26 (144A)	540,000	507,026
5.250%, 05/15/24 (144A)	805,000	797,258
5.500%, 01/15/26 (144A)	1,140,000	1,103,620
BOC Aviation Ltd. 3.500%, 10/10/24 (144A)	385,000	374,555
Brookfield Finance, Inc. 3.900%, 01/25/28 (f)	358,000	329,737
4.700%, 09/20/47	84,000	65,425
4.850%, 03/29/29	485,000	459,055
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (a)	324,000	281,960
2.618%, SOFR + 1.265%, 11/02/32 (a)	735,000	538,592
4.200%, 10/29/25	200,000	190,709

BHFTI-169

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Capital One Financial Corp.
4.985%, SOFR + 2.160%, 07/24/26 (a) (f)	540,000	$523,937
6.312%, SOFR + 2.640%, 06/08/29 (a)	570,000	557,059
LSEGA Financing PLC 2.000%, 04/06/28 (144A)	1,445,000	1,227,222
Nasdaq, Inc. 5.550%, 02/15/34	300,000	286,336
Nomura Holdings, Inc. 2.648%, 01/16/25	845,000	806,103
2.679%, 07/16/30	540,000	428,753
Park Aerospace Holdings Ltd. 5.500%, 02/15/24 (144A)	96,000	95,522

		23,640,925

Electric—2.7%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	144,292
Alexander Funding Trust 1.841%, 11/15/23 (144A)	800,000	794,711
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,422,827
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	326,506
CenterPoint Energy, Inc. 1.450%, 06/01/26	699,000	626,063
Cleveland Electric Illuminating Co. 4.550%, 11/15/30 (144A)	250,000	227,496
Constellation Energy Generation LLC 5.750%, 10/01/41	260,000	234,584
5.800%, 03/01/33	790,000	770,277
6.250%, 10/01/39	160,000	154,982
Consumers Energy Co. 4.350%, 08/31/64	191,000	140,477
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	376,627
Dominion Energy, Inc. 2.850%, 08/15/26	183,000	169,019
DTE Electric Co. 5.700%, 10/01/37	300,000	282,475
Duke Energy Corp. 6.100%, 09/15/53	660,000	640,079
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	247,022
Duke Energy Progress LLC 2.900%, 08/15/51	470,000	277,168
4.100%, 03/15/43	200,000	154,195
4.375%, 03/30/44	247,000	197,204
5.700%, 04/01/35	360,000	351,137
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	349,948
2.775%, 01/07/32 (144A)	280,000	208,227
3.616%, 08/01/27 (144A)	1,050,000	940,185
Edison International 3.550%, 11/15/24	1,180,000	1,146,648

Electric—(Continued)
Emera U.S. Finance LP 4.750%, 06/15/46	500,000	368,865
Enel Finance International NV 3.500%, 04/06/28 (144A)	465,000	417,868
Entergy Arkansas LLC 2.650%, 06/15/51	285,000	158,785
Entergy Corp. 2.950%, 09/01/26	194,000	179,318
Entergy Louisiana LLC 2.400%, 10/01/26	414,000	377,316
2.900%, 03/15/51	390,000	229,393
3.050%, 06/01/31	195,000	162,020
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	284,899
Fells Point Funding Trust 3.046%, 01/31/27 (144A)	1,895,000	1,718,352
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,251,415
Fortis, Inc. 3.055%, 10/04/26	929,000	851,432
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	273,702
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	196,242
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	274,549
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	316,399
Nevada Power Co. 5.375%, 09/15/40	223,000	200,705
6.650%, 04/01/36	360,000	369,056
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	199,136
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	398,957
NextEra Energy Capital Holdings, Inc. 5.749%, 09/01/25	1,340,000	1,336,237
Niagara Mohawk Power Corp. 1.960%, 06/27/30 (144A)	700,000	545,096
Northern States Power Co. 6.500%, 03/01/28	628,000	643,575
NRG Energy, Inc. 2.000%, 12/02/25 (144A)	560,000	506,764
2.450%, 12/02/27 (144A)	625,000	529,792
Ohio Power Co. 2.900%, 10/01/51	635,000	376,392
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	425,296
Pacific Gas & Electric Co. 2.950%, 03/01/26	1,905,000	1,754,573
3.450%, 07/01/25	600,000	569,178
3.750%, 08/15/42	245,000	157,162
4.300%, 03/15/45	420,000	284,213
6.400%, 06/15/33	615,000	592,758
PacifiCorp 5.500%, 05/15/54 (f)	45,000	38,165

BHFTI-170

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	$101,391
PG&E Recovery Funding LLC 5.536%, 07/15/47	630,000	593,239
PG&E Wildfire Recovery Funding LLC 4.263%, 06/01/36	465,000	420,012
5.099%, 06/01/52	675,000	604,714
5.212%, 12/01/47	360,000	327,933
Progress Energy, Inc. 7.000%, 10/30/31	200,000	210,682
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	605,844
Puget Energy, Inc. 2.379%, 06/15/28	853,000	729,673
San Diego Gas & Electric Co. 2.950%, 08/15/51	635,000	384,518
SCE Recovery Funding LLC 4.697%, 06/15/40	650,000	605,055
Sigeco Securitization I LLC 5.026%, 11/15/38	616,000	587,649
Southern California Edison Co. 3.650%, 03/01/28	500,000	460,951
5.550%, 01/15/36	500,000	463,704
5.875%, 12/01/53	713,000	670,064
Southern Power Co. 5.150%, 09/15/41	400,000	342,962
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	200,137
Tampa Electric Co. 4.450%, 06/15/49	500,000	389,216
Toledo Edison Co. 6.150%, 05/15/37	400,000	400,681
Virginia Electric & Power Co. 4.450%, 02/15/44	126,000	100,310
6.000%, 05/15/37	685,000	678,933

		35,047,427

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	376,000	342,873

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	152,126

Food—0.5%
Bimbo Bakeries USA, Inc. 4.000%, 05/17/51 (144A) (f)	695,000	491,892
Campbell Soup Co. 3.125%, 04/24/50	287,000	174,583
Conagra Brands, Inc. 5.300%, 11/01/38	205,000	180,283
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl 6.750%, 03/15/34 (144A)	910,000	885,421
Kellogg Co. 5.250%, 03/01/33	747,000	713,781

Food—(Continued)
Kraft Heinz Foods Co. 4.375%, 06/01/46	460,000	358,451
4.625%, 10/01/39	600,000	506,792
Kroger Co. 8.000%, 09/15/29	610,000	680,394
McCormick & Co., Inc. 2.500%, 04/15/30	1,239,000	1,011,459
Smithfield Foods, Inc. 3.000%, 10/15/30 (144A)	1,160,000	886,715
5.200%, 04/01/29 (144A)	1,100,000	1,004,709

		6,894,480

Gas—0.4%
APA Infrastructure Ltd. 4.200%, 03/23/25 (144A)	700,000	680,786
4.250%, 07/15/27 (144A)	687,000	647,942
Atmos Energy Corp. 4.150%, 01/15/43	460,000	367,249
Brooklyn Union Gas Co. 4.273%, 03/15/48 (144A)	500,000	347,239
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	314,188
NiSource, Inc. 1.700%, 02/15/31 (f)	570,000	426,272
2.950%, 09/01/29	465,000	400,774
Southern California Gas Co. 2.550%, 02/01/30	829,000	685,890
Southern Co. Gas Capital Corp. 3.950%, 10/01/46	212,000	147,960
4.400%, 06/01/43	375,000	284,303
6.000%, 10/01/34	1,000,000	938,631
Southwest Gas Corp. 3.800%, 09/29/46	332,000	222,177

		5,463,411

Healthcare-Products—0.1%
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31 (f)	1,065,000	826,009

Healthcare-Services—0.9%
Aetna, Inc. 6.625%, 06/15/36	297,000	306,036
Bon Secours Mercy Health, Inc. 3.205%, 06/01/50	625,000	391,456
Children’s Hospital Corp. 2.585%, 02/01/50	430,000	246,619
2.928%, 07/15/50	540,000	317,388
CommonSpirit Health 1.547%, 10/01/25	435,000	399,011
2.782%, 10/01/30	430,000	353,938
3.910%, 10/01/50	425,000	301,416
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	330,436
Elevance Health, Inc.
4.101%, 03/01/28	460,000	433,373

BHFTI-171

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Elevance Health, Inc.
4.650%, 08/15/44	324,000	$268,067
Hackensack Meridian Health, Inc. 2.675%, 09/01/41	1,180,000	774,386
2.875%, 09/01/50	700,000	419,568
Hartford HealthCare Corp. 3.447%, 07/01/54	1,100,000	710,465
HCA, Inc. 3.500%, 07/15/51	397,000	247,922
5.125%, 06/15/39 (f)	565,000	489,431
5.250%, 06/15/26	1,540,000	1,507,641
5.500%, 06/15/47	445,000	379,834
Memorial Health Services 3.447%, 11/01/49	995,000	682,282
MultiCare Health System 2.803%, 08/15/50	365,000	204,230
MyMichigan Health 3.409%, 06/01/50	245,000	157,133
Nationwide Children’s Hospital, Inc. 4.556%, 11/01/52	181,000	153,351
NYU Langone Hospitals 3.380%, 07/01/55	410,000	260,568
Piedmont Healthcare, Inc. 2.864%, 01/01/52	620,000	362,522
Providence St Joseph Health Obligated Group 2.746%, 10/01/26	210,000	191,925
Texas Health Resources 2.328%, 11/15/50	340,000	181,095
4.330%, 11/15/55	250,000	202,657
UnitedHealth Group, Inc. 3.250%, 05/15/51	900,000	591,442
5.875%, 02/15/53	405,000	406,441
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	580,000	311,110

		11,581,743

Insurance—0.8%
AIA Group Ltd. 3.600%, 04/09/29 (144A)	495,000	450,017
3.900%, 04/06/28 (144A)	415,000	389,623
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	518,317
Athene Global Funding 1.450%, 01/08/26 (144A)	420,000	374,301
2.500%, 01/14/25 (144A)	115,000	108,685
2.750%, 06/25/24 (144A)	890,000	866,130
2.950%, 11/12/26 (144A)	2,125,000	1,907,093
Berkshire Hathaway Finance Corp. 3.850%, 03/15/52 (f)	620,000	462,465
4.300%, 05/15/43	831,000	703,629
Corebridge Financial, Inc. 3.850%, 04/05/29	390,000	350,331
F&G Global Funding 1.750%, 06/30/26 (144A)	585,000	516,474
Guardian Life Insurance Co. of America 4.850%, 01/24/77 (144A)	156,000	117,025

Insurance—(Continued)
Hanover Insurance Group, Inc. 2.500%, 09/01/30	380,000	291,261
Hartford Financial Services Group, Inc. 4.300%, 04/15/43	400,000	308,876
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	809,430
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	438,742
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	458,945
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	620,000	523,809
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) † (a)	200,000	140,400

		9,735,553

Internet—0.3%
Amazon.com, Inc. 3.950%, 04/13/52	1,270,000	981,643
eBay, Inc. 2.600%, 05/10/31	2,500,000	2,003,641
Meta Platforms, Inc. 5.600%, 05/15/53	835,000	790,294

		3,775,578

Iron/Steel—0.2%
Nucor Corp. 2.979%, 12/15/55	250,000	142,180
Reliance Steel & Aluminum Co. 1.300%, 08/15/25	1,810,000	1,658,952
Steel Dynamics, Inc. 1.650%, 10/15/27	630,000	534,966

		2,336,098

Machinery-Diversified—0.2%
Deere & Co. 8.100%, 05/15/30	400,000	460,429
Nvent Finance Sarl 4.550%, 04/15/28	562,000	526,336
Otis Worldwide Corp. 2.565%, 02/15/30	1,110,000	920,270
5.250%, 08/16/28	770,000	756,887

		2,663,922

Media—0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500%, 03/01/42	775,000	478,926
3.700%, 04/01/51	840,000	488,790
4.800%, 03/01/50	935,000	653,814
6.834%, 10/23/55	400,000	353,460
Comcast Corp.
2.887%, 11/01/51	1,131,000	666,543
2.937%, 11/01/56	663,000	376,800

BHFTI-172

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
2.987%, 11/01/63	42,000	$23,228
3.900%, 03/01/38	591,000	482,679
4.200%, 08/15/34	556,000	485,727
4.250%, 01/15/33	1,880,000	1,690,951
Cox Communications, Inc. 2.950%, 10/01/50 (144A)	630,000	347,596
Discovery Communications LLC 5.200%, 09/20/47 (f)	485,000	367,701
Paramount Global 4.850%, 07/01/42	255,000	171,710
5.900%, 10/15/40	125,000	97,365
TCI Communications, Inc. 7.125%, 02/15/28	801,000	848,880
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	782,233

		8,316,403

Mining—0.3%
Barrick Gold Corp. 6.450%, 10/15/35	300,000	303,901
BHP Billiton Finance USA Ltd. 5.250%, 09/08/30	1,130,000	1,103,653
Glencore Funding LLC 2.500%, 09/01/30 (144A)	2,270,000	1,794,297

		3,201,851

Miscellaneous Manufacturing—0.0%
Parker-Hannifin Corp. 4.450%, 11/21/44	333,000	269,687

Oil & Gas—0.8%
Aker BP ASA 2.000%, 07/15/26 (144A)	262,000	233,831
BP Capital Markets America, Inc. 2.939%, 06/04/51	1,260,000	769,305
Coterra Energy, Inc. 3.900%, 05/15/27	710,000	666,745
Ecopetrol SA 4.125%, 01/16/25	433,000	417,908
EQT Corp. 3.900%, 10/01/27 (f)	200,000	184,995
Exxon Mobil Corp. 2.995%, 08/16/39	690,000	503,255
3.095%, 08/16/49	860,000	569,204
HF Sinclair Corp. 5.875%, 04/01/26	409,000	407,743
Jonah Energy LLC 7.800%, 11/10/37 (144A)	1,693,047	1,626,849
Phillips 66 Co. 3.150%, 12/15/29	330,000	285,450
3.550%, 10/01/26	100,000	94,189
4.900%, 10/01/46	560,000	464,638
Pioneer Natural Resources Co. 1.900%, 08/15/30	800,000	627,641

Oil & Gas—(Continued)
Saudi Arabian Oil Co. 1.625%, 11/24/25 (144A)	220,000	200,752
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	642,946
7.875%, 06/15/26	544,000	568,180
TotalEnergies Capital International SA 2.986%, 06/29/41	900,000	627,238
3.127%, 05/29/50	870,000	567,037
3.461%, 07/12/49	660,000	458,698
Valero Energy Corp. 2.150%, 09/15/27	391,000	344,696
7.500%, 04/15/32	126,000	137,160

		10,398,460

Oil & Gas Services—0.0%
Halliburton Co. 4.750%, 08/01/43	215,000	175,749
4.850%, 11/15/35	270,000	242,810

		418,559

Packaging & Containers—0.1%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	894,000	796,401

Pharmaceuticals—0.9%
AbbVie, Inc. 3.200%, 11/21/29	1,583,000	1,396,916
4.050%, 11/21/39	1,682,000	1,376,081
4.400%, 11/06/42	600,000	498,877
4.450%, 05/14/46	220,000	179,728
AstraZeneca PLC 6.450%, 09/15/37	350,000	378,110
Becton Dickinson & Co. 3.794%, 05/20/50	103,000	74,210
Bristol-Myers Squibb Co. 4.125%, 06/15/39	527,000	439,487
4.550%, 02/20/48	427,000	356,344
Cigna Group 4.800%, 07/15/46	156,000	129,542
CVS Health Corp. 4.300%, 03/25/28 (f)	179,000	169,408
5.050%, 03/25/48 (f)	2,065,000	1,715,696
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	614,275	551,423
5.773%, 01/10/33 (144A)	569,285	554,617
8.353%, 07/10/31 (144A)	112,302	119,365
Mylan, Inc. 4.550%, 04/15/28	350,000	321,935
5.400%, 11/29/43	400,000	310,705
Pfizer Investment Enterprises Pte. Ltd. 5.300%, 05/19/53 (f)	1,265,000	1,175,378
Takeda Pharmaceutical Co. Ltd. 3.025%, 07/09/40	945,000	656,131
3.175%, 07/09/50	440,000	278,431
Viatris, Inc. 3.850%, 06/22/40	412,000	268,331

BHFTI-173

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Zoetis, Inc. 2.000%, 05/15/30	590,000	$472,280

		11,422,995

Pipelines—0.8%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	225,347
Boardwalk Pipelines LP 3.400%, 02/15/31	630,000	523,159
Buckeye Partners LP 5.850%, 11/15/43	575,000	419,747
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	591,278
Enbridge, Inc. 5.700%, 03/08/33	680,000	651,439
Energy Transfer LP 3.900%, 07/15/26	117,000	110,733
4.150%, 09/15/29	443,000	401,225
4.950%, 05/15/28	290,000	277,443
4.950%, 01/15/43	394,000	305,785
5.300%, 04/01/44	200,000	162,770
5.500%, 06/01/27	167,000	164,378
6.000%, 06/15/48	270,000	239,635
6.100%, 02/15/42	500,000	450,091
Enterprise Products Operating LLC 4.950%, 10/15/54	179,000	151,222
5.100%, 02/15/45	200,000	176,966
Flex Intermediate Holdco LLC 3.363%, 06/30/31 (144A)	1,100,000	854,969
4.317%, 12/30/39 (144A)	425,000	291,933
Galaxy Pipeline Assets Bidco Ltd. 2.940%, 09/30/40 (144A)	759,880	584,852
Gray Oak Pipeline LLC 2.600%, 10/15/25 (144A)	1,300,000	1,198,122
Kinder Morgan, Inc. 5.050%, 02/15/46	250,000	199,952
ONEOK Partners LP 6.650%, 10/01/36	950,000	942,931
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (f)	400,000	366,824
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	186,921
TransCanada PipeLines Ltd. 4.750%, 05/15/38	300,000	250,446

		9,728,168

Real Estate—0.1%
GAIF Bond Issuer Pty. Ltd. 3.400%, 09/30/26 (144A)	632,000	583,428
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	554,183

		1,137,611

Real Estate Investment Trusts—1.6%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33	410,000	290,256
2.000%, 05/18/32 (f)	710,000	516,181
3.800%, 04/15/26	175,000	166,892
4.000%, 02/01/50	566,000	394,797
American Tower Corp. 1.500%, 01/31/28	965,000	799,774
1.875%, 10/15/30	845,000	639,431
2.100%, 06/15/30	470,000	365,789
2.950%, 01/15/51	255,000	143,793
3.100%, 06/15/50	390,000	227,400
3.375%, 10/15/26	287,000	267,188
3.700%, 10/15/49	665,000	434,591
Brixmor Operating Partnership LP 2.250%, 04/01/28	600,000	505,250
2.500%, 08/16/31 (f)	325,000	245,731
3.850%, 02/01/25	500,000	481,686
Corporate Office Properties LP 2.750%, 04/15/31	1,153,000	865,389
Equinix, Inc. 2.000%, 05/15/28	1,388,000	1,170,558
2.900%, 11/18/26	875,000	803,205
Essex Portfolio LP 2.650%, 03/15/32	565,000	434,838
Extra Space Storage LP 2.400%, 10/15/31	390,000	298,572
3.500%, 07/01/26	1,000,000	935,630
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	346,941
Healthcare Realty Holdings LP 2.000%, 03/15/31	470,000	352,248
Healthpeak OP LLC 3.500%, 07/15/29	600,000	529,248
Mid-America Apartments LP 1.700%, 02/15/31	470,000	359,285
NNN REIT, Inc. 3.600%, 12/15/26	453,000	420,980
Physicians Realty LP 2.625%, 11/01/31	405,000	305,031
Prologis LP 2.250%, 04/15/30	200,000	163,218
Public Storage Operating Co. 1.950%, 11/09/28	490,000	414,981
2.250%, 11/09/31	411,000	321,438
Realty Income Corp. 3.000%, 01/15/27	200,000	183,336
Regency Centers LP 2.950%, 09/15/29 (f)	560,000	476,614
Sabra Health Care LP 3.200%, 12/01/31	660,000	493,853
Safehold GL Holdings LLC 2.800%, 06/15/31	2,220,000	1,659,122
Scentre Group Trust 1/Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	694,283
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (a)	635,000	570,269

BHFTI-174

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
SITE Centers Corp. 4.700%, 06/01/27	226,000	$209,224
UDR, Inc. 2.100%, 08/01/32	470,000	338,941
2.950%, 09/01/26	233,000	215,506
3.000%, 08/15/31 (f)	95,000	77,151
3.200%, 01/15/30	625,000	535,377
Ventas Realty LP 3.500%, 02/01/25	197,000	189,566
3.850%, 04/01/27	369,000	342,236
Welltower OP LLC 3.100%, 01/15/30	445,000	376,719
6.500%, 03/15/41	225,000	220,923
WP Carey, Inc. 2.250%, 04/01/33 (f)	845,000	602,811
4.250%, 10/01/26	285,000	272,002

		20,658,254

Retail—0.4%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	400,000	303,279
2.500%, 02/10/41 (144A)	409,000	250,193
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	780,000	518,826
3.625%, 05/13/51 (144A)	870,000	538,212
3.800%, 01/25/50 (144A)	625,000	405,831
AutoZone, Inc. 1.650%, 01/15/31	530,000	398,491
Home Depot, Inc. 4.950%, 09/15/52 (f)	596,000	533,056
Lowe’s Cos., Inc. 1.700%, 10/15/30	1,085,000	831,990
2.625%, 04/01/31	700,000	566,227
McDonald’s Corp. 4.450%, 03/01/47 (f)	180,000	146,617
4.700%, 12/09/35	84,000	76,636
6.300%, 10/15/37	152,000	158,331
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	461,323

		5,189,012

Semiconductors—0.6%
Analog Devices, Inc. 2.800%, 10/01/41	722,000	481,955
Broadcom, Inc. 1.950%, 02/15/28 (144A)	1,800,000	1,534,499
3.137%, 11/15/35 (144A)	1,685,000	1,228,503
3.187%, 11/15/36 (144A)	465,000	333,864
Intel Corp. 5.625%, 02/10/43	795,000	758,112
5.700%, 02/10/53	490,000	459,498
KLA Corp. 3.300%, 03/01/50	610,000	405,373
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.500%, 05/11/31	1,085,000	847,178
3.250%, 05/11/41	1,115,000	750,164

Semiconductors—(Continued)
QUALCOMM, Inc. 4.500%, 05/20/52	460,000	377,204
Texas Instruments, Inc. 5.050%, 05/18/63	681,000	603,589

		7,779,939

Software—0.4%
Fiserv, Inc. 3.200%, 07/01/26	305,000	285,180
4.400%, 07/01/49	295,000	225,981
Microsoft Corp. 3.041%, 03/17/62	149,000	94,335
Oracle Corp. 2.300%, 03/25/28	630,000	545,808
3.800%, 11/15/37	900,000	686,706
3.850%, 07/15/36	124,000	98,042
3.900%, 05/15/35	106,000	86,626
4.300%, 07/08/34	103,000	88,585
4.900%, 02/06/33	820,000	755,819
5.550%, 02/06/53	580,000	508,175
VMware, Inc. 1.400%, 08/15/26	1,306,000	1,152,031
4.650%, 05/15/27	425,000	409,858
Workday, Inc. 3.500%, 04/01/27	852,000	794,946

		5,732,092

Telecommunications—0.6%
AT&T, Inc. 2.750%, 06/01/31 (f)	620,000	496,002
3.550%, 09/15/55	396,000	242,415
3.650%, 06/01/51	2,795,000	1,802,199
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	276,000	188,515
NBN Co. Ltd. 2.625%, 05/05/31 (144A)	1,600,000	1,289,527
Rogers Communications, Inc. 4.550%, 03/15/52	545,000	397,534
Sprint Capital Corp. 6.875%, 11/15/28	362,000	373,764
Sprint LLC 7.625%, 03/01/26	248,000	254,874
T-Mobile USA, Inc. 3.600%, 11/15/60	385,000	238,163
5.050%, 07/15/33	905,000	839,669
Verizon Communications, Inc. 2.100%, 03/22/28	250,000	214,735
2.650%, 11/20/40	779,000	493,121
4.125%, 03/16/27	113,000	107,469
Vodafone Group PLC 5.625%, 02/10/53 (f)	275,000	243,699
6.150%, 02/27/37	500,000	492,407

		7,674,093

BHFTI-175

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.2%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	233,000	$165,578
7.950%, 08/15/30	1,185,000	1,340,295
Canadian Pacific Railway Co. 4.700%, 05/01/48	597,000	494,157
CSX Corp. 4.750%, 11/15/48	404,000	341,608
6.000%, 10/01/36	300,000	304,322
Norfolk Southern Corp. 3.942%, 11/01/47	219,000	162,900
Union Pacific Corp. 4.100%, 09/15/67	200,000	144,950

		2,953,810

Water—0.0%
American Water Capital Corp. 2.800%, 05/01/30	750,000	634,343

Total Corporate Bonds & Notes (Cost $420,035,265)		359,509,549

Asset-Backed Securities—12.3%

Asset-Backed - Automobile—3.5%
Carvana Auto Receivables Trust 3.040%, 04/15/25 (144A)	374,103	373,311
5.920%, 07/10/29 (144A)	1,805,000	1,760,236
6.160%, 09/10/29 (144A)	1,430,000	1,427,866
Credit Acceptance Auto Loan Trust 0.960%, 02/15/30 (144A)	942,177	929,981
6.390%, 08/15/33 (144A)	1,600,000	1,595,650
8.450%, 02/15/33 (144A)	2,600,000	2,649,497
Credito Real USA Auto Receivables Trust 1.350%, 02/16/27 (144A)	120,284	119,277
Drive Auto Receivables Trust 1.020%, 06/15/27	330,447	326,554
1.450%, 01/16/29	1,600,000	1,514,226
3.180%, 10/15/26	499,547	498,913
DT Auto Owner Trust 1.100%, 02/16/27 (144A)	1,432,000	1,400,312
4.220%, 01/15/27 (144A)	3,290,000	3,236,569
5.790%, 02/15/29 (144A)	2,391,000	2,353,367
Exeter Automobile Receivables Trust 5.980%, 12/15/28	2,800,000	2,745,618
6.210%, 06/15/28	1,600,000	1,588,643
Flagship Credit Auto Trust 1.960%, 12/15/27 (144A)	3,650,000	3,405,376
2.180%, 02/16/27 (144A)	650,000	608,369
GLS Auto Receivables Issuer Trust 1.200%, 01/15/27 (144A)	197,058	195,609
1.420%, 04/15/27 (144A)	2,250,000	2,091,241
1.480%, 07/15/27 (144A)	4,400,000	4,048,443
1.680%, 01/15/27 (144A)	1,200,000	1,144,942
6.010%, 05/15/29 (144A)	1,251,000	1,242,522
OneMain Direct Auto Receivables Trust 7.070%, 02/14/33 (144A)	1,838,000	1,814,650
Santander Drive Auto Receivables Trust 4.140%, 02/16/27	3,495,486	3,463,843

Asset-Backed - Automobile—(Continued)
Sonoran Auto Receivables Trust 4.750%, 07/15/24	232,795	228,721
4.750%, 06/15/25	407,497	404,277
U.S. Auto Funding LLC 1.490%, 03/17/25 (144A)	995,991	987,657
Westlake Automobile Receivables Trust 5.740%, 08/15/28 (144A)	2,105,000	2,080,315

		44,235,985

Asset-Backed - Credit Card—0.2%
Consumer Receivables Asset Investment Trust 9.058%, 3M TSFR + 3.750%, 12/15/24 (144A) (a)	446,959	447,832
Continental Finance Credit Card ABS Master Trust 2.240%, 12/15/28 (144A)	1,500,000	1,457,246

		1,905,078

Asset-Backed - Other—8.6%
Accelerated Assets LLC 1.900%, 10/20/40 (144A)	996,196	895,513
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,050,955	1,011,109
3.678%, 12/17/36 (144A)	83,555	81,299
4.201%, 12/17/36 (144A)	400,000	389,814
4.290%, 10/17/36 (144A)	300,000	294,032
4.596%, 12/17/36 (144A)	250,000	243,889
5.036%, 10/17/52 (144A)	1,900,000	1,844,272
5.639%, 04/17/52 (144A)	500,000	491,380
6.231%, 10/17/36 (144A)	650,000	643,238
6.418%, 12/17/36 (144A)	300,000	297,457
AMSR Trust 1.355%, 11/17/37 (144A)	2,300,000	2,087,126
2.327%, 10/17/38 (144A)	1,694,000	1,438,375
4.387%, 03/17/39 (144A)	3,000,000	2,685,522
Bridge Trust 4.450%, 11/17/37 (144A)	2,257,000	2,118,084
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	871,824	792,866
2.918%, 04/15/36 (144A)	1,813,993	1,611,012
2.981%, 11/15/35 (144A)	492,062	461,323
BXG Receivables Note Trust 6.310%, 11/15/38 (144A)	2,196,196	2,135,855
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	591,750	480,374
CFIN Issuer LLC 3.250%, 02/16/26 (144A)	2,576,434	2,411,285
COOF Securitization Trust Ltd. 2.847%, 06/25/40 (144A) (a) (b)	297,269	20,739
CoreVest American Finance Trust. 2.705%, 10/15/52 (144A)	923,778	878,873
3.880%, 03/15/52 (144A)	2,470,000	2,445,324
Crossroads Asset Trust 1.440%, 01/20/26 (144A)	1,533,904	1,516,372
DataBank Issuer 2.060%, 02/27/51 (144A)	1,950,000	1,712,422
Diversified Abs Phase III LLC 4.875%, 04/28/39 (144A)	3,524,781	3,108,504
Diversified Abs Phase VI LLC 7.500%, 11/28/39	1,615,737	1,554,824
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	3,700,000	3,367,728

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
FirstKey Homes Trust
5.197%, 05/17/39 (144A)	1,320,000	$1,223,846
FMC GMSR Issuer Trust 3.620%, 07/25/26 (144A) (a)	3,300,000	2,706,017
3.690%, 02/25/24	5,000,000	4,755,000
3.850%, 10/25/26 (144A) (a)	2,680,000	2,199,250
4.450%, 01/25/26 (144A) (a)	3,100,000	2,684,215
Foundation Finance Trust 3.860%, 11/15/34 (144A)	167,119	165,123
9.100%, 06/15/49 (144A)	2,000,000	1,999,740
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	4,671	4,645
Goodgreen Trust 2.760%, 04/15/55 (144A)	984,644	829,857
3.260%, 10/15/53 (144A)	1,103,382	978,955
3.740%, 10/15/52 (144A)	228,638	204,650
5.000%, 10/20/51	1,080,628	1,029,947
5.900%, 01/17/61 (144A)	1,941,606	1,813,630
HERO Funding Trust 3.080%, 09/20/42 (144A)	181,408	156,100
3.950%, 09/20/48 (144A)	696,118	599,941
4.460%, 09/20/47 (144A)	577,211	508,485
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	108,730	108,314
Jonah Energy Abs I LLC 7.200%, 12/10/37 (144A)	1,360,399	1,325,328
KGS-Alpha SBA COOF Trust 0.544%, 05/25/39 (144A) (a) (b)	1,214,912	14,355
0.799%, 08/25/38 (144A) (a) (b)	913,693	15,766
1.608%, 03/25/39 (144A) (a) (b)	894,823	28,890
2.980%, 04/25/40 (144A) (a) (b)	231,632	16,525
Lendmark Funding Trust 5.600%, 05/20/33 (144A)	2,055,000	1,995,137
6.160%, 05/20/33 (144A)	1,065,000	1,041,902
LFT CRE Ltd. 7.397%, 1M TSFR + 2.064%, 06/15/39 (144A) (a)	3,280,000	3,063,110
NRZ Excess Spread-Collateralized Notes 3.104%, 07/25/26 (144A)	3,120,471	2,787,622
3.228%, 05/25/26 (144A)	1,636,712	1,488,541
3.474%, 11/25/26 (144A)	2,106,971	1,897,624
3.844%, 12/25/25 (144A)	1,231,200	1,148,467
Oportun Funding XIV LLC 1.210%, 03/08/28 (144A)	615,292	591,382
Oportun Issuance Trust 5.050%, 06/09/31 (144A)	3,600,000	3,504,432
PNMAC GMSR Issuer Trust 9.565%, SOFR30A + 4.250%, 05/25/27 (144A) (a)	2,650,000	2,659,525
PRET LLC 2.487%, 10/25/51 (144A) (a)	4,083,485	3,702,439
Progress Residential Trust 2.409%, 05/17/38 (144A)	1,960,000	1,702,216
2.425%, 07/17/38 (144A)	2,535,000	2,191,893
3.930%, 02/17/41 (144A)	3,150,000	2,638,566
5.200%, 04/17/39 (144A)	2,435,000	2,235,433
Regional Management Issuance Trust 3.040%, 03/17/31 (144A)	3,409,000	2,944,320

Asset-Backed - Other—(Continued)
Renew Financial Group LLC 3.670%, 09/20/52 (144A)	282,688	250,146
Sierra Timeshare Receivables Funding LLC 1.330%, 07/20/37 (144A)	505,616	473,571
SOL SpA 4.160%, 02/09/30	392,727	382,218
Upstart Securitization Trust 1.890%, 03/20/31 (144A)	51,898	51,742
VM Debt Trust 7.460%, 07/18/27 (g) (h)	3,999,346	3,649,403
VOLT C LLC 1.992%, 05/25/51 (144A) (i)	974,123	900,516
VOLT CI LLC 1.992%, 05/25/51 (144A) (i)	1,300,383	1,187,578
VOLT XCII LLC 1.893%, 02/27/51 (144A) (i)	781,483	734,564
VOLT XCIII LLC 1.893%, 02/27/51 (144A) (i)	2,604,203	2,419,349
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (i)	1,953,300	1,840,491
VOLT XCV LLC 2.240%, 03/27/51 (144A) (i)	676,446	648,042
VOLT XCVII LLC 2.240%, 04/25/51 (144A) (i)	1,714,236	1,596,611
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	281,001	272,447

		110,386,477

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 6.229%, SOFR30A + 0.914%, 12/26/44 (144A) (a)	440,152	426,124

Total Asset-Backed Securities (Cost $167,667,617)		156,953,664

Mortgage-Backed Securities—3.5%

Collateralized Mortgage Obligations—1.2%
Ajax Mortgage Loan Trust 2.239%, 06/25/66 (144A) (i)	1,813,449	1,714,780
Global Mortgage Securitization Ltd. 5.754%, 1M TSFR + 0.434%, 11/25/32 (144A) (a)	87,874	84,583
HarborView Mortgage Loan Trust 4.278%, 05/19/34 (a)	279,248	265,342
Impac CMB Trust 6.174%, 1M TSFR + 0.854%, 11/25/34 (a)	548,605	533,274
JP Morgan Mortgage Trust 5.594%, 08/25/34 (a)	40,470	40,173
LHOME Mortgage Trust 2.090%, 02/25/26 (144A) (a)	353,807	352,020
Merrill Lynch Mortgage Investors Trust 5.894%, 1M TSFR + 0.574%, 04/25/29 (a)	100,160	93,214
5.934%, 1M TSFR + 0.614%, 05/25/29 (a)	187,757	179,267
6.054%, 1M TSFR + 0.734%, 10/25/28 (a)	117,664	107,904
6.074%, 1M TSFR + 0.754%, 10/25/28 (a)	154,222	143,365
6.184%, 6M TSFR + 1.108%, 01/25/29 (a)	122,396	117,595

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Preston Ridge Partners Mortgage LLC 1.867%, 04/25/26 (144A) (i)	1,029,604	$965,898
2.115%, 01/25/26 (144A) (a)	1,851,163	1,743,481
Sequoia Mortgage Trust 6.039%, 1M TSFR + 0.714%, 12/20/34 (a)	335,818	297,676
6.079%, 1M TSFR + 0.754%, 01/20/34 (a)	172,245	160,400
6.099%, 1M TSFR + 0.774%, 07/20/33 (a)	253,998	230,774
6.119%, 1M TSFR + 0.794%, 10/20/34 (a)	373,081	334,256
6.199%, 1M TSFR + 0.874%, 04/20/33 (a)	181,761	162,959
Structured Asset Mortgage Investments II Trust 6.142%, 1M TSFR + 0.814%, 01/19/34 (a)	433,475	405,031
6.142%, 1M TSFR + 0.814%, 03/19/34 (a)	369,428	338,659
Structured Asset Mortgage Investments Trust 6.342%, 1M TSFR + 1.014%, 05/19/33 (a)	285,328	265,527
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.476%, 11/25/33 (a)	91,613	89,891
Thornburg Mortgage Securities Trust 3.805%, 12/25/44 (a)	252,257	232,723
3.901%, 04/25/45 (a)	450,647	420,133
6.074%, 1M TSFR + 0.754%, 09/25/43 (a)	198,188	184,630
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (a)	4,344,026	3,425,825
VM Master Issuer LLC 5.163%, 05/24/25 (144A) (a)	2,900,000	2,834,320

		15,723,700

Commercial Mortgage-Backed Securities—2.3%
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	741,123
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,950,000	2,705,208
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	3,566,067
Commercial Mortgage Trust 0.882%, 07/10/45 (144A) (a) (b)	29,477,272	247,314
2.896%, 02/10/37 (144A)	3,050,000	2,877,678
3.942%, 04/10/33 (144A) (a)	1,450,000	1,294,327
CSMC Trust 4.373%, 09/15/37 (144A)	1,000,000	713,035
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	2,754,907
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	652,323
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	1,198,632
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	521,822	469,738
RR Trust
Zero Coupon, 04/26/48 (144A) (c)	8,830,000	7,894,004
SLG Office Trust 2.585%, 07/15/41 (144A)	3,090,000	2,409,681

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust 6.598%, 1M TSFR + 1.264%, 02/15/40 (144A) (a)	973,498	929,588
WFRBS Commercial Mortgage Trust 4.195%, 03/15/45 (144A) (a)	300,000	210,170

		28,663,795

Total Mortgage-Backed Securities (Cost $48,292,460)		44,387,495

Foreign Government—0.5%

Sovereign—0.5%
Chile Government International Bond 2.550%, 01/27/32 (f)	394,000	318,148
Israel Government AID Bond
Zero Coupon, 08/15/25	2,500,000	2,241,905
Mexico Government International Bonds 2.659%, 05/24/31 (f)	848,000	669,101
3.500%, 02/12/34	577,000	451,160
3.771%, 05/24/61	625,000	366,220
4.350%, 01/15/47	228,000	160,805
4.600%, 01/23/46	959,000	706,396
4.600%, 02/10/48	200,000	145,574
5.750%, 10/12/10	500,000	396,710
Panama Government International Bond 4.500%, 04/16/50	350,000	237,757
Saudi Government International Bond 2.250%, 02/02/33 (144A)	490,000	375,181

Total Foreign Government (Cost $7,676,558)		6,068,957

Municipals—0.1%
Texas Natural Gas Securitization Finance Corp. 5.169%, 04/01/41 (Cost $720,000)	720,000	687,454

Short-Term Investment—0.0%

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $474,611; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $484,054.	474,512	474,512

Total Short-Term Investments (Cost $474,512)		474,512

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (j)—0.2%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.1%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $400,177; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $408,000.	400,000	$400,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $50,830; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $51,793.	50,776	50,776
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $217,356; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $221,605.	217,260	217,260
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $200,089; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $204,956.	200,000	200,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $200,207; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $204,956.	200,000	200,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $51,522; collateralized by various Common Stock with an aggregate market value of $57,319.	51,499	51,499
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $250,113; collateralized by various Common Stock with an aggregate market value of $275,124.	250,000	250,000

		1,369,535

Mutual Funds—0.1%
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (k)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (k)	300,000	300,000

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (k)	300,000	300,000

		900,000

Total Securities Lending Reinvestments (Cost $2,269,535)		2,269,535

Total Investment—99.9% (Cost $1,474,921,445)		1,276,155,106
Other assets and liabilities (net)—0.1%		1,501,911

Net Assets—100.0%		$1,277,657,017

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $619,529, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $9,080,707 and the collateral received consisted of cash in the amount of $2,269,535 and non-cash collateral with a value of $7,097,001. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(g)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 0.3% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(k)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $273,472,336, which is 21.4% of net assets.

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Commonwealth Bank of Australia, 3.305%, 03/11/41	09/27/21	$355,000	$369,157	$227,149
Credit Agricole SA, 2.811%, 01/11/41	01/05/21	410,000	410,000	251,980
Pacific Life Insurance Co., 4.300%, 10/24/67	10/17/17	200,000	199,838	140,400

				$619,529

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$705,803,940	$—	$705,803,940
Total Corporate Bonds & Notes*	—	359,509,549	—	359,509,549
Asset-Backed Securities
Asset-Backed - Automobile	—	44,235,985	—	44,235,985
Asset-Backed - Credit Card	—	1,905,078	—	1,905,078
Asset-Backed - Other	—	106,737,074	3,649,403	110,386,477
Asset-Backed - Student Loan	—	426,124	—	426,124
Total Asset-Backed Securities	—	153,304,261	3,649,403	156,953,664
Total Mortgage-Backed Securities*	—	44,387,495	—	44,387,495
Total Foreign Government*	—	6,068,957	—	6,068,957
Total Municipals*	—	687,454	—	687,454
Total Short-Term Investment*	—	474,512	—	474,512
Securities Lending Reinvestments
Repurchase Agreements	—	1,369,535	—	1,369,535
Mutual Funds	900,000	—	—	900,000
Total Securities Lending Reinvestments	900,000	1,369,535	—	2,269,535
Total Investments	$900,000	$1,271,605,703	$3,649,403	$1,276,155,106

Collateral for Securities Loaned (Liability)	$—	$(2,269,535)	$—	$(2,269,535)

*	See Schedule of Investments for additional detailed categorizations.

During the period ended September 30, 2023, transfers out of Level 3 in the amount of $8,325,631 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Sales	Transfers Out	Balance as of September 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2023
Corporate Bonds
Oil & Gas	$1,765,145	$—	$—	$—	$(1,765,145)	$—	$—
Asset-Backed Securities
Asset-Backed - Other	14,577,427	3	(109,946)	(4,257,595)	(6,560,486)	3,649,403	(109,946)

Total	$16,342,572	$3	$(109,946)	$(4,257,595)	$(8,325,631)	$3,649,403	$(109,946)

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—40.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Airbus SE	12,610	$1,686,996
General Dynamics Corp.	2,481	548,227
Northrop Grumman Corp.	850	374,162
RTX Corp.	7,857	565,468
Safran SA	35,130	5,492,716

		8,667,569

Air Freight & Logistics—0.2%
DHL Group	34,063	1,388,288
FedEx Corp.	1,726	457,252
United Parcel Service, Inc. - Class B	1,360	211,983

		2,057,523

Automobile Components—0.1%
Bridgestone Corp.	39,100	1,523,953

Automobiles—0.3%
Stellantis NV (Milan-Traded Shares)	81,351	1,560,379
Tesla, Inc. (a)	11,731	2,935,331

		4,495,710

Banks—3.2%
Bank Central Asia Tbk PT	2,091,000	1,192,955
Bank of America Corp.	174,556	4,779,343
Bank Rakyat Indonesia Persero Tbk PT	4,834,914	1,633,955
BNP Paribas SA	20,671	1,315,977
Capitec Bank Holdings Ltd.	9,445	849,515
Citigroup, Inc.	5,316	218,647
Citizens Financial Group, Inc.	15,960	427,728
Credicorp Ltd. (b)	4,296	549,759
DBS Group Holdings Ltd.	211,200	5,185,909
Erste Group Bank AG	23,379	807,631
First Citizens BancShares, Inc. - Class A	372	513,397
Grupo Financiero Banorte SAB de CV - Class O	133,520	1,119,109
HDFC Bank Ltd.	139,300	2,550,201
HDFC Bank Ltd. (ADR) (b)	34,895	2,059,154
Itau Unibanco Holding SA (ADR) (b)	154,643	830,433
KBC Group NV	22,394	1,396,209
Kotak Mahindra Bank Ltd.	93,661	1,958,705
Lloyds Banking Group PLC	3,297,361	1,775,515
M&T Bank Corp.	10,171	1,286,123
Mitsubishi UFJ Financial Group, Inc.	184,900	1,568,311
PNC Financial Services Group, Inc.	4,722	579,720
Regions Financial Corp.	38,932	669,630
Sberbank of Russia PJSC † (a) (c) (d)	2,160	0
Societe Generale SA	37,647	910,691
Sumitomo Mitsui Financial Group, Inc.	23,800	1,166,752
Svenska Handelsbanken AB - A Shares	116,176	1,032,721
Toronto-Dominion Bank (b)	34,390	2,071,882
U.S. Bancorp (b)	24,581	812,648
UniCredit SpA	85,929	2,056,219
Wells Fargo & Co.	74,453	3,042,150

		44,360,989

Beverages—1.2%
Ambev SA (ADR)	198,072	511,026

Beverages—(Continued)
Budweiser Brewing Co. APAC Ltd.	385,800	757,001
Carlsberg AS - Class B	13,596	1,713,247
Coca-Cola Co.	123,092	6,890,690
Constellation Brands, Inc. - Class A	2,007	504,419
Diageo PLC	42,246	1,557,983
Fomento Economico Mexicano SAB de CV (ADR)	9,740	1,063,121
Keurig Dr Pepper, Inc.	18,254	576,279
Kweichow Moutai Co. Ltd. - Class A	7,056	1,750,600
Pernod Ricard SA	4,330	720,775
Wuliangye Yibin Co. Ltd. - Class A	23,100	498,886

		16,544,027

Biotechnology—1.0%
AbbVie, Inc.	31,318	4,668,261
Alnylam Pharmaceuticals, Inc. (a)	2,883	510,579
Exact Sciences Corp. (a)	8,882	605,930
Genmab AS (a)	1,812	641,231
Natera, Inc. (a)	7,361	325,724
Regeneron Pharmaceuticals, Inc. (a)	7,265	5,978,805
Vertex Pharmaceuticals, Inc. (a)	1,112	386,687

		13,117,217

Broadline Retail—1.4%
Alibaba Group Holding Ltd. (a)	98,100	1,063,541
Amazon.com, Inc. (a)	116,600	14,822,192
JD.com, Inc. - Class A	48,750	708,576
MercadoLibre, Inc. (a)	1,940	2,459,687

		19,053,996

Building Products—0.3%
Carlisle Cos., Inc.	1,777	460,705
Daikin Industries Ltd.	11,000	1,725,738
Fortune Brands Innovations, Inc.	7,620	473,659
Trane Technologies PLC	5,330	1,081,510

		3,741,612

Capital Markets—1.9%
3i Group PLC	80,963	2,037,874
B3 SA - Brasil Bolsa Balcao	253,543	619,917
Blackstone, Inc. (b)	10,264	1,099,685
Charles Schwab Corp.	44,094	2,420,761
CME Group, Inc.	33,557	6,718,783
Deutsche Boerse AG	9,974	1,723,959
Hong Kong Exchanges & Clearing Ltd.	24,000	894,766
Japan Exchange Group, Inc.	63,300	1,174,058
London Stock Exchange Group PLC	16,463	1,652,669
Morgan Stanley	15,696	1,281,892
Northern Trust Corp.	5,592	388,532
S&P Global, Inc.	15,346	5,607,582
State Street Corp.	4,567	305,806
T. Rowe Price Group, Inc.	2,544	266,789

		26,193,073

Chemicals—0.7%
Air Liquide SA	11,651	1,963,392

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Axalta Coating Systems Ltd. (a)	14,401	$387,387
Dow, Inc. (b)	37,406	1,928,653
LG Chem Ltd.	2,026	744,877
Shin-Etsu Chemical Co. Ltd.	142,800	4,144,684

		9,168,993

Commercial Services & Supplies—0.1%
Copart, Inc. (a)	21,558	928,934

Communications Equipment—0.1%
Arista Networks, Inc. (a)	2,163	397,841
Cisco Systems, Inc.	7,273	390,996

		788,837

Construction & Engineering—0.5%
AECOM	4,945	410,633
Quanta Services, Inc.	5,716	1,069,292
Vinci SA	47,346	5,241,522

		6,721,447

Construction Materials—0.1%
Martin Marietta Materials, Inc.	2,153	883,763
Vulcan Materials Co.	1,327	268,081

		1,151,844

Consumer Finance—0.1%
American Express Co.	3,307	493,371
Capital One Financial Corp.	15,800	1,533,390

		2,026,761

Consumer Staples Distribution & Retail—0.4%
Albertsons Cos., Inc. - Class A	19,239	437,687
Bid Corp. Ltd.	45,793	1,015,812
Dollar General Corp.	1,533	162,192
President Chain Store Corp.	100,000	813,415
Raia Drogasil SA	102,369	562,500
Seven & i Holdings Co. Ltd.	33,900	1,327,510
Wal-Mart de Mexico SAB de CV (b)	298,430	1,126,422

		5,445,538

Containers & Packaging—0.1%
Packaging Corp. of America	5,293	812,740
Silgan Holdings, Inc.	5,545	239,045
Westrock Co. (b)	8,677	310,637

		1,362,422

Distributors—0.0%
Pool Corp.	926	329,749

Diversified Telecommunication Services—0.2%
Nippon Telegraph & Telephone Corp.	2,065,500	2,439,557
Verizon Communications, Inc.	10,473	339,430

		2,778,987

Electric Utilities—0.6%
Edison International	5,795	366,766
Entergy Corp.	2,150	198,875
Iberdrola SA	183,519	2,049,066
NextEra Energy, Inc.	55,152	3,159,658
PG&E Corp. (a) (b)	31,305	504,950
SSE PLC	64,373	1,261,379
Xcel Energy, Inc.	8,600	492,092

		8,032,786

Electrical Equipment—0.4%
AMETEK, Inc.	5,471	808,395
Eaton Corp. PLC	2,457	524,029
Hubbell, Inc.	1,969	617,104
Legrand SA	28,227	2,590,582
WEG SA	130,744	943,407

		5,483,517

Electronic Equipment, Instruments & Components—0.4%
CDW Corp.	1,259	254,016
Delta Electronics, Inc.	152,867	1,536,827
Jabil, Inc.	5,016	636,480
Keyence Corp.	7,800	2,899,037
Largan Precision Co. Ltd.	6,000	397,447
TD SYNNEX Corp.	4,367	436,089

		6,159,896

Energy Equipment & Services—0.1%
Baker Hughes Co.	17,947	633,888
TechnipFMC PLC (b)	46,015	935,945

		1,569,833

Entertainment—0.3%
Liberty Media Corp.-Liberty Live - Class C (a)	5,350	171,735
NetEase, Inc.	78,975	1,585,467
Netflix, Inc. (a)	2,070	781,632
Sea Ltd. (ADR) (a) (b)	8,364	367,598
Take-Two Interactive Software, Inc. (a)	3,677	516,214

		3,422,646

Financial Services—0.9%
Berkshire Hathaway, Inc. - Class B (a)	6,720	2,354,016
FleetCor Technologies, Inc. (a) (b)	1,582	403,948
Mastercard, Inc. - Class A	22,565	8,933,709
MGIC Investment Corp.	22,329	372,671

		12,064,344

Food Products—0.5%
Ajinomoto Co., Inc. (b)	23,400	901,841
Foshan Haitian Flavouring & Food Co. Ltd. - Class A	65,772	345,081
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	147,200	534,989
Kraft Heinz Co.	15,878	534,136
Nestle SA	37,982	4,288,980
Post Holdings, Inc. (a)	6,521	559,111

		7,164,138

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ground Transportation—0.6%
J.B. Hunt Transport Services, Inc. (b)	3,061	$577,060
Norfolk Southern Corp.	853	167,981
Old Dominion Freight Line, Inc.	1,337	547,020
Uber Technologies, Inc. (a)	123,482	5,678,937
Union Pacific Corp.	2,762	562,426

		7,533,424

Health Care Equipment & Supplies—0.6%
Align Technology, Inc. (a)	1,195	364,857
Boston Scientific Corp. (a)	16,648	879,014
Cooper Cos., Inc.	1,673	532,031
Hoya Corp.	33,000	3,400,767
Intuitive Surgical, Inc. (a)	2,809	821,043
Medtronic PLC	4,139	324,332
Straumann Holding AG	4,150	527,111
Terumo Corp.	36,500	966,961
Zimmer Biomet Holdings, Inc.	2,884	323,643

		8,139,759

Health Care Providers & Services—1.1%
Cencora, Inc. (b)	5,670	1,020,430
Cigna Group	1,734	496,045
CVS Health Corp.	6,398	446,708
HCA Healthcare, Inc.	2,524	620,854
Henry Schein, Inc. (a)	5,010	371,993
Laboratory Corp. of America Holdings	2,421	486,742
McKesson Corp.	1,141	496,164
Quest Diagnostics, Inc.	2,497	304,284
UnitedHealth Group, Inc.	20,718	10,445,808

		14,689,028

Health Care REITs—0.0%
Welltower, Inc. (b)	3,003	246,006

Hotel & Resort REITs—0.0%
Apple Hospitality REIT, Inc. (b)	18,811	288,561

Hotels, Restaurants & Leisure—1.3%
Booking Holdings, Inc. (a)	518	1,597,486
H World Group Ltd. (ADR) (a)	10,153	400,333
Hilton Worldwide Holdings, Inc.	21,126	3,172,703
InterContinental Hotels Group PLC	17,526	1,292,061
Marriott International, Inc. - Class A	9,154	1,799,310
McDonald’s Corp.	16,369	4,312,250
Sands China Ltd. (a)	428,000	1,301,534
Texas Roadhouse, Inc. (b)	4,372	420,149
Yum China Holdings, Inc.	18,635	1,038,342
Yum! Brands, Inc.	24,600	3,073,524

		18,407,692

Household Durables—0.3%
Garmin Ltd.	4,126	434,055
Midea Group Co. Ltd. - Class A	138,600	1,053,624
Mohawk Industries, Inc. (a)	5,334	457,711
Newell Brands, Inc.	33,425	301,828

Household Durables—(Continued)
Sony Group Corp.	28,400	2,323,168

		4,570,386

Household Products—0.1%
Energizer Holdings, Inc. (b)	9,673	309,923
Procter & Gamble Co.	5,361	781,955
Unilever Indonesia Tbk PT	487,400	118,023

		1,209,901

Independent Power and Renewable Electricity Producers—0.3%
RWE AG	103,328	3,839,845

Industrial Conglomerates—0.1%
Bidvest Group Ltd.	27,559	395,296
Honeywell International, Inc.	2,430	448,918
Jardine Matheson Holdings Ltd.	9,900	459,367

		1,303,581

Industrial REITs—0.3%
EastGroup Properties, Inc.	1,245	207,330
Prologis, Inc.	39,427	4,424,104

		4,631,434

Insurance—2.2%
AIA Group Ltd.	685,800	5,547,482
Allianz SE	11,836	2,822,430
Chubb Ltd.	2,345	488,182
CNA Financial Corp. (b)	6,569	258,490
Fairfax Financial Holdings Ltd.	578	473,353
Hartford Financial Services Group, Inc.	3,591	254,638
HDFC Life Insurance Co. Ltd.	111,849	861,129
Loews Corp.	20,914	1,324,065
Muenchener Rueckversicherungs-Gesellschaft AG	10,041	3,917,279
Ping An Insurance Group Co. of China Ltd. - Class H	212,000	1,200,810
Progressive Corp.	43,069	5,999,512
Prudential PLC	115,614	1,244,946
Tokio Marine Holdings, Inc.	132,600	3,056,743
Travelers Cos., Inc.	4,432	723,790
W.R. Berkley Corp.	5,884	373,575
Zurich Insurance Group AG	4,073	1,866,401

		30,412,825

Interactive Media & Services—1.4%
Alphabet, Inc. - Class C (a)	38,451	5,069,764
IAC, Inc. (a)	8,801	443,483
Meta Platforms, Inc. - Class A (a)	33,961	10,195,432
NAVER Corp.	5,028	750,318
Tencent Holdings Ltd.	84,300	3,267,051

		19,726,048

IT Services—0.7%
Capgemini SE	7,510	1,304,027
EPAM Systems, Inc. (a)	3,535	903,864
Infosys Ltd. (ADR) (b)	167,141	2,859,782

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
International Business Machines Corp.	2,617	$367,165
MongoDB, Inc. (a) (b)	2,058	711,780
Snowflake, Inc. - Class A (a)	3,763	574,874
Tata Consultancy Services Ltd.	73,155	3,100,003

		9,821,495

Leisure Products—0.1%
Shimano, Inc.	9,000	1,215,250

Life Sciences Tools & Services—0.1%
Fortrea Holdings, Inc. (a) (b)	4,367	124,852
Mettler-Toledo International, Inc. (a)	212	234,911
Thermo Fisher Scientific, Inc.	1,431	724,329
Wuxi Biologics Cayman, Inc. (a)	160,500	942,649

		2,026,741

Machinery—1.1%
Atlas Copco AB - A Shares	100,499	1,346,473
Deere & Co.	9,219	3,479,066
Dover Corp.	4,247	592,499
Ingersoll Rand, Inc.	11,269	718,061
ITT, Inc.	1,615	158,125
Middleby Corp. (a)	2,715	347,520
Sandvik AB	66,453	1,218,354
SMC Corp. (b)	2,300	1,029,552
Techtronic Industries Co. Ltd.	179,000	1,737,906
Timken Co. (b)	4,202	308,805
Volvo AB - B Shares	199,060	4,097,580

		15,033,941

Media—0.2%
Charter Communications, Inc. - Class A (a)	2,104	925,381
Liberty Broadband Corp. - Class C (a) (b)	5,427	495,594
Liberty Media Corp.-Liberty SiriusXM - Class C (a)	18,241	464,416
Nexstar Media Group, Inc.	2,028	290,754
Trade Desk, Inc. - Class A (a) (b)	11,170	872,936

		3,049,081

Metals & Mining—0.3%
Anglo American PLC	35,460	981,758
BHP Group Ltd.	89,646	2,541,963
Freeport-McMoRan, Inc.	8,134	303,317

		3,827,038

Multi-Utilities—0.3%
Dominion Energy, Inc.	10,033	448,174
Engie SA	112,624	1,726,910
Public Service Enterprise Group, Inc.	32,593	1,854,867

		4,029,951

Oil, Gas & Consumable Fuels—2.2%
BP PLC	694,992	4,487,456
Cheniere Energy, Inc.	4,080	677,117
Chevron Corp.	22,717	3,830,541

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips	29,532	3,537,934
Coterra Energy, Inc.	12,615	341,236
EOG Resources, Inc.	25,037	3,173,690
Kinder Morgan, Inc.	41,884	694,437
Phillips 66	6,250	750,937
Shell PLC	270,623	8,592,285
TotalEnergies SE	32,792	2,157,955
Williams Cos., Inc.	22,302	751,354
Woodside Energy Group Ltd.	51,653	1,203,438

		30,198,380

Personal Care Products—0.2%
Kenvue, Inc.	21,951	440,776
L’Oreal SA	3,672	1,520,720
LG H&H Co. Ltd.	657	216,338

		2,177,834

Pharmaceuticals—2.0%
AstraZeneca PLC	42,970	5,782,765
Bristol-Myers Squibb Co.	52,000	3,018,080
Eli Lilly & Co.	2,866	1,539,415
Johnson & Johnson (b)	19,246	2,997,564
Kyowa Kirin Co. Ltd.	39,400	686,160
Merck & Co., Inc.	4,661	479,850
Novo Nordisk AS	79,096	7,195,034
Roche Holding AG	18,131	4,945,505
Royalty Pharma PLC - Class A	14,205	385,524
Sanofi	5,998	643,598

		27,673,495

Professional Services—0.4%
Recruit Holdings Co. Ltd.	37,500	1,154,793
RELX PLC	133,133	4,491,354

		5,646,147

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (a)	7,036	519,679

Residential REITs—0.1%
American Homes 4 Rent - Class A	14,866	500,835
Mid-America Apartment Communities, Inc.	4,178	537,500

		1,038,335

Retail REITs—0.1%
Brixmor Property Group, Inc.	22,896	475,779
Federal Realty Investment Trust	4,338	393,153
Kimco Realty Corp.	36,879	648,701

		1,517,633

Semiconductors & Semiconductor Equipment—3.2%
Advanced Micro Devices, Inc. (a)	25,704	2,642,885
Analog Devices, Inc.	22,179	3,883,321
ASML Holding NV	13,146	7,719,845

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Broadcom, Inc.	1,446	$1,201,019
Entegris, Inc.	5,348	502,231
Infineon Technologies AG	46,904	1,555,568
Lam Research Corp.	1,474	923,859
NVIDIA Corp.	23,089	10,043,484
NXP Semiconductors NV	27,229	5,443,622
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (b)	77,097	6,699,729
Teradyne, Inc. (b)	10,790	1,083,963
Texas Instruments, Inc.	4,286	681,517
Tokyo Electron Ltd.	9,100	1,238,372

		43,619,415

Software—2.4%
Adobe, Inc. (a)	5,264	2,684,114
Cadence Design Systems, Inc. (a)	2,124	497,653
Confluent, Inc. - Class A (a) (b)	19,015	563,034
Crowdstrike Holdings, Inc. - Class A (a) (b)	2,957	494,943
HashiCorp, Inc. - Class A (a)	9,548	217,981
HubSpot, Inc. (a)	1,641	808,192
Intuit, Inc.	3,207	1,638,584
Microsoft Corp.	72,045	22,748,209
Oracle Corp.	6,089	644,947
Palo Alto Networks, Inc. (a) (b)	4,900	1,148,756
Synopsys, Inc. (a)	1,386	636,132
Workday, Inc. - Class A (a) (b)	2,541	545,934

		32,628,479

Specialized REITs—0.2%
Lamar Advertising Co. - Class A (b)	5,010	418,185
Public Storage (b)	2,079	547,858
Rayonier, Inc.	15,897	452,428
Weyerhaeuser Co.	27,592	845,971

		2,264,442

Specialty Retail—0.8%
AutoZone, Inc. (a)	295	749,297
Bath & Body Works, Inc.	10,396	351,385
Best Buy Co., Inc.	4,192	291,218
Dick’s Sporting Goods, Inc. (b)	3,365	365,372
Home Depot, Inc.	1,422	429,672
Industria de Diseno Textil SA	50,932	1,895,654
Lojas Renner SA	100,315	267,424
Lowe’s Cos., Inc.	7,496	1,557,969
Murphy USA, Inc.	1,271	434,339
Ross Stores, Inc.	34,697	3,919,026
TJX Cos., Inc.	9,314	827,828

		11,089,184

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc.	72,756	12,456,555
Samsung Electronics Co. Ltd. (GDR)	3,554	4,478,040

		16,934,595

Textiles, Apparel & Luxury Goods—0.7%
Cie Financiere Richemont SA - Class A	11,014	1,341,973
Columbia Sportswear Co. (b)	4,884	361,904
Kering SA	2,059	936,149
Lululemon Athletica, Inc. (a)	1,323	510,162
LVMH Moet Hennessy Louis Vuitton SE	8,599	6,487,315
Ralph Lauren Corp.	4,406	511,493

		10,148,996

Tobacco—0.2%
ITC Ltd.	308,529	1,648,455
Philip Morris International, Inc.	6,517	603,344

		2,251,799

Trading Companies & Distributors—0.1%
Air Lease Corp.	7,752	305,506
Ferguson PLC	7,892	1,297,647

		1,603,153

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (a) (b)	2,180	305,309

Total Common Stocks (Cost $523,804,402)		557,975,203

Convertible Bonds—18.4%

Aerospace/Defense—1.2%
Rheinmetall AG 1.875%, 02/07/28 (EUR)	1,300,000	1,391,904
Safran SA
Zero Coupon, 04/01/28 (EUR)	867,100	1,621,470
0.875%, 05/15/27 (EUR)	8,178,400	13,361,243

		16,374,617

Airlines—0.7%
Southwest Airlines Co. 1.250%, 05/01/25	9,490,000	9,418,825

Banks—2.1%
Barclays Bank PLC
Zero Coupon, 01/24/25 (EUR)	2,700,000	2,844,420
Zero Coupon, 02/04/25	7,968,000	12,772,943
Zero Coupon, 02/18/25	9,000,000	9,147,600
BNP Paribas SA Zero Coupon, 05/13/25 (EUR)	2,700,000	3,359,221

		28,124,184

Beverages—0.4%
Fomento Economico Mexicano SAB de CV 2.625%, 02/24/26 (EUR)	5,500,000	5,733,351

Chemicals—0.4%
LG Chem Ltd. 1.250%, 07/18/28	5,800,000	5,634,700

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—1.5%
Amadeus IT Group SA 1.500%, 04/09/25 (EUR)	7,900,000	$9,585,112
Edenred
Zero Coupon, 09/06/24 (EUR)	2,870,100	1,908,925
Zero Coupon, 06/14/28 (EUR)	6,501,262	4,560,344
Euronet Worldwide, Inc. 0.750%, 03/15/49	4,424,000	4,064,550

		20,118,931

Diversified Financial Services—1.0%
Citigroup Global Markets Funding Luxembourg SCA Zero Coupon, 03/15/28 (EUR)	5,400,000	5,783,040
Merrill Lynch BV Zero Coupon, 01/30/26 (EUR)	3,000,000	3,209,241
SBI Holdings, Inc. Zero Coupon, 07/25/25 (JPY)	610,000,000	4,771,748

		13,764,029

Electric—1.0%
CenterPoint Energy, Inc. 4.250%, 08/15/26	4,486,000	4,376,093
Iberdrola Finanzas SA 0.800%, 12/07/27 (EUR)	3,000,000	3,028,116
Southern Co. 3.875%, 12/15/25 (b)	6,000,000	5,832,000

		13,236,209

Electrical Components & Equipment—0.5%
Schneider Electric SE Zero Coupon, 06/15/26 (EUR)	3,942,300	7,465,022

Food—0.3%
Mondelez International Holdings Netherlands BV Zero Coupon, 09/20/24 (EUR)	4,200,000	4,250,797

Internet—1.6%
Booking Holdings, Inc. 0.750%, 05/01/25	8,475,000	14,153,250
Expedia Group, Inc. Zero Coupon, 02/15/26	6,824,000	5,928,691
Palo Alto Networks, Inc. 0.375%, 06/01/25	906,000	2,134,083

		22,216,024

Investment Companies—0.9%
Ares Capital Corp. 4.625%, 03/01/24	4,923,000	4,993,768
Groupe Bruxelles Lambert NV 2.125%, 11/29/25 (EUR)	4,400,000	4,461,992
Wendel SE 2.625%, 03/27/26 (EUR)	3,300,000	3,371,272

		12,827,032

Iron/Steel—0.7%
POSCO Holdings, Inc. Zero Coupon, 09/01/26 (EUR)	6,900,000	9,042,451

Mining—0.5%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	6,762,598

Oil & Gas—0.9%
Pioneer Natural Resources Co. 0.250%, 05/15/25	5,100,000	12,491,940

Real Estate—0.4%
LEG Immobilien SE 0.875%, 09/01/25 (EUR)	5,300,000	5,175,195

Real Estate Investment Trusts—0.6%
DEXUS Finance Pty. Ltd. 3.500%, 11/24/27 (AUD)	3,400,000	2,245,381
Welltower OP LLC 2.750%, 05/15/28 (b)	5,264,000	5,372,098

		7,617,479

Retail—0.4%
Zalando SE 0.050%, 08/06/25 (EUR)	6,400,000	6,097,320

Semiconductors—1.7%
Microchip Technology, Inc. 0.125%, 11/15/24 (b)	6,060,000	6,363,000
SK Hynix, Inc. 1.750%, 04/11/30	2,400,000	2,895,600
STMicroelectronics NV Zero Coupon, 08/04/25	13,000,000	14,403,828

		23,662,428

Software—0.7%
Akamai Technologies, Inc. 0.375%, 09/01/27 (b)	6,129,000	6,383,353
1.125%, 02/15/29 (144A)	3,007,000	3,032,560

		9,415,913

Telecommunications—0.6%
America Movil BV Zero Coupon, 03/02/24 (EUR)	8,200,000	8,853,662

Water—0.3%
American Water Capital Corp. 3.625%, 06/15/26	4,456,000	4,294,693

Total Convertible Bonds (Cost $257,464,113)		252,577,400

U.S. Treasury & Government Agencies—12.5%

Agency Sponsored Mortgage - Backed—6.6%
Federal Home Loan Mortgage Corp.
1.800%, 11/01/28	1,000,000	848,376
2.500%, 07/01/50	2,251,714	1,799,417

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 02/01/52	378,278	$314,769
3.500%, 10/01/49	144,160	126,154
3.700%, 06/01/34	750,000	658,567
4.000%, 12/01/47	155,355	140,529
4.500%, 06/01/47	330,347	310,433
4.500%, 06/01/48	182,933	171,212
5.000%, 12/01/48	128,604	123,421
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk 9.565%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	589,489	593,707
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.600%, 02/25/28	1,000,000	937,125
3.820%, 12/25/32 (e)	600,000	536,676
3.850%, 05/25/28 (e)	585,000	551,576
4.660%, 01/25/31	485,000	463,998
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	16,610
3.000%, 07/25/49	242,807	207,452
3.500%, 03/15/35	600,000	544,710
4.000%, 07/15/38	250,000	236,414
4.500%, 10/15/41	683,946	625,998
5.000%, 02/15/40	117,000	109,439
5.000%, 02/15/41	426,517	412,708
5.500%, 03/15/37	148,777	147,672
Federal National Mortgage Association
1.500%, 01/01/31	500,000	385,691
1.800%, 10/01/33	500,000	372,416
1.930%, 11/01/31	900,000	701,887
1.960%, 09/01/33	750,000	557,872
2.000%, 01/01/32	1,800,000	1,404,062
2.130%, 11/01/28	1,213,962	1,047,633
2.140%, 12/01/33	450,000	348,766
2.160%, 12/01/33	500,000	382,210
2.500%, 05/01/50	774,403	623,685
2.500%, 07/01/50	1,335,118	1,066,254
2.500%, 09/01/51	484,133	384,330
2.500%, 11/01/51	737,568	586,889
2.500%, 01/01/52	391,618	312,123
2.500%, 07/01/61	390,215	300,201
2.500%, 09/01/61	892,756	686,812
2.500%, 03/01/62	572,178	439,122
2.510%, 10/01/30	1,050,000	879,145
2.580%, 03/01/32	498,686	405,973
2.600%, 10/01/31	350,000	292,438
2.730%, 09/01/29	1,149,393	1,008,136
2.770%, 08/01/33	921,000	746,836
3.000%, 05/01/51	1,300,286	1,082,110
3.000%, 01/01/52	602,733	499,816
3.000%, 03/01/61	751,167	610,893
3.230%, 01/01/30	453,107	407,638
3.330%, 04/01/35	470,350	403,587
3.500%, 01/01/50	580,337	508,683
3.500%, 05/01/52	979,288	849,348
3.500%, 03/01/61	377,115	320,747

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.500%, 09/01/61	867,379	737,574
3.500%, 03/01/62	646,917	559,728
3.500%, 06/01/62	598,748	506,545
3.510%, 09/01/32	300,000	262,049
3.540%, 11/01/32	600,000	524,610
3.620%, 05/01/32	978,860	873,777
3.660%, 03/01/27	702,979	667,434
3.680%, 09/01/32	613,000	542,933
3.740%, 02/01/29	800,000	745,013
3.750%, 09/01/32	1,030,000	925,023
3.800%, 09/01/32	720,672	644,504
3.810%, 10/01/32	790,000	706,529
3.870%, 06/01/37	764,000	649,181
3.895%, 02/01/33	750,000	673,614
3.970%, 10/01/32	739,670	676,165
4.000%, 06/01/46	425,740	388,458
4.000%, 07/01/47	523,866	475,446
4.000%, 11/01/47	186,403	169,106
4.000%, 12/01/47	314,179	284,929
4.000%, 01/01/48	323,545	293,573
4.000%, 09/01/48	100,316	90,635
4.000%, 06/01/49	398,033	363,274
4.000%, 10/01/52	836,938	746,719
4.000%, 08/01/59	586,659	522,281
4.000%, 12/01/61	879,208	783,028
4.090%, 07/01/30	700,000	654,817
4.210%, 02/01/33	1,000,000	921,587
4.330%, 01/01/33	800,000	746,197
4.420%, 09/01/29	180,000	172,724
4.500%, 04/01/39	93,275	87,048
4.500%, 12/01/40	111,529	105,363
4.500%, 05/01/48	42,932	40,011
4.500%, 06/01/48	72,283	67,594
4.500%, 07/01/48	18,834	17,603
4.500%, 11/01/48	1,378,872	1,288,355
4.500%, 01/01/49	165,104	155,858
4.500%, 06/01/49	109,584	102,024
4.500%, 06/01/62	515,666	474,894
4.510%, 10/01/35 (c) (d)	800,000	789,500
4.550%, 04/01/33	992,306	938,949
4.550%, 09/01/33	1,605,000	1,519,765
4.590%, 04/01/33	882,000	837,234
4.680%, 10/01/29	800,000	775,570
4.700%, 09/01/33	781,469	748,185
4.970%, 12/01/30	544,154	534,168
5.000%, 07/01/44	290,355	288,552
5.000%, 06/01/48	41,760	39,919
5.000%, 07/01/48	186,656	181,019
5.000%, 08/01/48	210,703	202,134
5.000%, 10/01/48	112,554	107,340
5.000%, 01/01/49	246,925	237,152
5.000%, 03/01/53	479,056	452,142
5.000%, 06/01/53	996,002	940,072
5.230%, 12/01/32	1,000,000	996,301
Federal National Mortgage Association REMICS
3.500%, 06/25/46	114,736	105,657

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association REMICS
3.500%, 05/25/49	438,134	$389,515
4.000%, 04/25/42	153,873	141,672
4.000%, 05/25/43	97,003	94,064
5.000%, 04/25/37	27,801	26,274
5.000%, 07/25/39	250,000	241,186
5.000%, 05/25/40	65,000	61,271
6.000%, 01/25/34	91,594	91,619
Federal National Mortgage Association Trust 5.620%, 11/25/33	206,459	201,371
Federal National Mortgage Association-Aces
0.750%, 09/25/28	194,305	182,624
1.000%, 11/25/33	689,032	647,400
1.200%, 10/25/30	78,993	69,372
1.764%, 11/25/31 (e)	1,000,000	771,506
1.933%, 10/25/30 (e) (f)	1,165,364	84,961
2.048%, 11/25/33 (e) (f)	8,420,694	697,479
2.064%, 07/25/30 (e) (f)	1,917,894	144,542
2.152%, 04/25/32 (e)	1,620,000	1,277,858
2.680%, 06/25/32 (e)	966,000	782,766
3.876%, 08/25/32 (e)	800,000	718,893
FREMF Mortgage Trust 3.652%, 12/25/51 (144A) (e)	500,000	434,134
Government National Mortgage Association
1.500%, 03/20/36	722,295	598,344
2.500%, 08/20/51	431,212	352,697
2.500%, 10/20/51	118,433	96,860
3.000%, 12/20/51	462,384	403,049
3.000%, 03/20/52	752,372	636,279
3.500%, 02/20/52	521,237	455,475
4.000%, 10/20/49	245,568	224,836
4.000%, 01/20/52	371,988	329,682
4.000%, 08/20/52	507,736	457,517
4.200%, 01/20/49	1,174,270	1,063,536
4.250%, 07/20/47	599,265	551,378
4.250%, 10/20/48	1,495,879	1,369,856
4.250%, 12/20/48	510,513	463,406
4.250%, 02/20/50	845,543	765,633
4.500%, 07/15/39	219,623	210,038
4.500%, 02/20/48	2,035,864	1,890,644
4.500%, 05/20/48	60,042	55,343
4.500%, 06/20/48	694,672	646,253
4.500%, 12/20/48	255,427	236,576
4.500%, 07/20/49	242,162	224,669
4.500%, 09/20/49	606,898	571,572
4.500%, 06/20/52	735,425	679,613
5.000%, 07/20/48	86,264	82,666
5.000%, 12/20/48	284,461	274,363
5.000%, 03/20/49	668,128	640,774
5.000%, 05/20/49	617,447	603,190
5.000%, 06/20/52	1,235,973	1,173,144
5.500%, 04/20/53	992,340	980,237
5.500%, 07/20/53	653,476	636,852
6.000%, 04/20/53	1,204,754	1,203,781
6.707%, 1Y H15 + 1.565%, 11/20/71 (e)	439,919	448,560
6.757%, 1Y H15 + 1.639%, 11/20/71 (e)	496,936	508,386
6.858%, 1Y H15 + 1.787%, 09/20/71 (e)	397,217	409,133
6.860%, 1Y H15 + 1.751%, 10/20/71 (e)	492,273	505,969
6.908%, 1Y H15 + 1.837%, 08/20/71 (e)	396,829	409,468

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
6.919%, 1Y H15 + 1.753%, 11/20/71 (e)	463,364	476,978
6.936%, 1Y H15 + 1.679%, 04/20/72 (e)	459,719	472,781
6.960%, 1Y H15 + 1.702%, 02/20/72 (e)	606,455	623,476
7.000%, 1Y H15 + 1.778%, 12/20/71 (e)	411,223	423,850
7.204%, 1Y H15 + 1.953%, 03/20/72 (e)	346,664	359,977
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,545	11,351
3.500%, 04/20/49	311,418	279,077
4.358%, 1M TSFR + 0.724%, 03/20/70 (e)	385,808	379,370
4.500%, 04/20/53	745,101	683,827
5.500%, 02/20/37	74,867	74,236
5.500%, 04/16/37	78,221	77,889
5.500%, 11/16/39	200,000	195,530
6.000%, 04/17/34	42,546	42,676
Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	788,378	639,988
3.250%, 11/25/61	351,872	291,211
3.500%, 05/25/57	383,242	344,003
3.500%, 06/25/57	386,101	352,236
3.500%, 03/25/58	564,944	518,488
3.500%, 07/25/58	386,079	327,899
Uniform Mortgage-Backed Security, TBA 2.500%, TBA (g)	463,531	367,873

		89,993,130

U.S. Treasury—5.9%
U.S. Treasury Bonds 1.125%, 05/15/40 (b)	1,365,000	783,489
1.250%, 05/15/50	831,000	392,063
1.375%, 08/15/50	135,000	65,876
1.750%, 08/15/41	560,000	348,731
1.875%, 02/15/51 (b)	2,298,000	1,287,957
1.875%, 11/15/51	1,545,000	861,156
2.000%, 11/15/41 (b)	135,000	87,608
2.000%, 02/15/50	367,000	214,179
2.000%, 08/15/51	500,000	288,516
2.250%, 08/15/46	236,000	149,639
2.250%, 08/15/49	115,000	71,588
2.375%, 02/15/42	625,000	432,007
2.375%, 11/15/49 (b)	570,000	364,822
2.375%, 05/15/51	175,000	110,988
2.500%, 02/15/45	2,810,000	1,908,166
2.750%, 08/15/42	1,600,000	1,173,000
2.750%, 11/15/42	8,895,000	6,493,697
2.875%, 05/15/43	1,000,000	740,859
2.875%, 08/15/45 (b)	5,000	3,621
2.875%, 05/15/52	7,240,000	5,133,330
3.000%, 11/15/44 (b)	79,000	58,963
3.000%, 02/15/47 (b)	65,000	47,729
3.250%, 05/15/42 (b)	1,400,000	1,115,625
3.750%, 11/15/43	852,000	723,202
3.875%, 08/15/40	410,000	364,035
3.875%, 05/15/43	265,000	230,384
U.S. Treasury Notes
0.375%, 01/31/26	120,000	108,023
0.375%, 09/30/27	2,330,000	1,966,757
0.500%, 02/28/26	1,780,000	1,602,556
0.625%, 08/15/30	250,000	191,865

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.875%, 06/30/26	1,305,000	$1,174,194
0.875%, 09/30/26	147,000	131,175
1.250%, 03/31/28	8,655,000	7,470,009
1.250%, 06/30/28	9,590,000	8,212,187
1.375%, 11/15/31	127,000	99,546
1.500%, 02/15/30 (b)	2,430,000	2,014,242
1.625%, 05/15/31	610,000	495,244
1.875%, 02/28/29	1,300,000	1,128,969
1.875%, 02/15/32	7,675,000	6,234,439
2.250%, 11/15/25	3,065,000	2,895,946
2.500%, 02/28/26	30,000	28,366
2.625%, 05/31/27	7,670,000	7,130,104
2.750%, 07/31/27	1,850,000	1,723,318
2.875%, 04/30/29	4,865,000	4,442,923
3.125%, 08/31/27	2,485,000	2,345,316
3.125%, 08/31/29	2,455,000	2,262,436
3.500%, 02/15/33	4,340,000	3,981,950
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/32	2,375,000	1,606,474
Zero Coupon, 11/15/40	720,000	301,333
Zero Coupon, 02/15/41	462,776	191,059

		81,189,661

Total U.S. Treasury & Government Agencies (Cost $194,847,945)		171,182,791

Corporate Bonds & Notes—5.8%

Aerospace/Defense—0.2%
BAE Systems PLC 1.900%, 02/15/31 (144A)	200,000	154,318
Boeing Co. 2.196%, 02/04/26	1,165,000	1,069,684
2.750%, 02/01/26	102,000	95,272
3.100%, 05/01/26	80,000	74,697
3.250%, 03/01/28	100,000	89,864
5.150%, 05/01/30	150,000	143,325
L3Harris Technologies, Inc. 4.854%, 04/27/35	50,000	45,477
5.400%, 07/31/33	171,000	164,378
RTX Corp. 4.150%, 05/15/45	253,000	191,555
4.350%, 04/15/47	140,000	108,956
5.150%, 02/27/33	126,000	119,318

		2,256,844

Agriculture—0.1%
Altria Group, Inc. 2.450%, 02/04/32	170,000	128,244
BAT Capital Corp. 2.259%, 03/25/28	95,000	80,344
3.734%, 09/25/40	65,000	43,589
4.390%, 08/15/37	65,000	49,738
4.540%, 08/15/47	146,000	100,498

Agriculture—(Continued)
BAT International Finance PLC 1.668%, 03/25/26 (b)	70,000	63,068
Bunge Ltd. Finance Corp. 2.750%, 05/14/31	250,000	202,487
Viterra Finance BV 3.200%, 04/21/31 (144A)	200,000	161,025

		828,993

Airlines—0.2%
Air Canada Pass-Through Trust 3.550%, 01/15/30 (144A)	520,800	442,815
3.750%, 12/15/27 (144A)	397,470	363,732
American Airlines Pass-Through Trust 3.200%, 06/15/28	278,800	250,767
3.600%, 09/22/27	128,941	118,781
British Airways Pass-Through Trust 3.300%, 12/15/32 (144A)	110,560	95,166
4.125%, 09/20/31 (144A)	399,118	352,782
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	444,337	433,692
Delta Air Lines Pass-Through Trust 3.625%, 07/30/27	84,690	78,959
United Airlines Pass-Through Trust 3.450%, 12/01/27	330,765	302,911
3.700%, 03/01/30	53,168	45,543
4.150%, 04/11/24	294,531	290,535
4.150%, 08/25/31	163,566	148,219

		2,923,902

Auto Manufacturers—0.1%
General Motors Financial Co., Inc. 1.250%, 01/08/26	209,000	186,799
2.350%, 01/08/31	50,000	37,819
2.700%, 06/10/31	135,000	103,324
3.800%, 04/07/25	65,000	62,653
Hyundai Capital America 1.300%, 01/08/26 (144A)	50,000	45,022
1.500%, 06/15/26 (144A)	35,000	31,086
1.800%, 10/15/25 (144A)	250,000	229,878
1.800%, 01/10/28 (144A)	100,000	83,778
2.375%, 10/15/27 (144A)	70,000	60,601
5.650%, 06/26/26 (144A)	749,000	742,621
Stellantis Finance U.S., Inc. 1.711%, 01/29/27 (144A)	200,000	173,994

		1,757,575

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	45,000	33,976

Banks—1.9%
ABN AMRO Bank NV 2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (b) (e)	300,000	247,737
AIB Group PLC 6.608%, SOFR + 2.330%, 09/13/29 (e)	200,000	199,168

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
ANZ New Zealand International Ltd. 5.355%, 08/14/28 (144A)	200,000	$196,350
Banco Santander SA 2.746%, 05/28/25	200,000	188,355
5.588%, 08/08/28	600,000	586,944
Bank of America Corp. 2.551%, SOFR + 1.050%, 02/04/28 (e)	780,000	695,506
2.572%, SOFR + 1.210%, 10/20/32 (e)	670,000	514,823
2.676%, SOFR + 1.930%, 06/19/41 (b) (e)	130,000	83,249
2.687%, SOFR + 1.320%, 04/22/32 (e)	240,000	188,626
2.972%, SOFR + 1.330%, 02/04/33 (e)	105,000	82,798
3.705%, 3M TSFR + 1.774%, 04/24/28 (e)	300,000	276,298
3.824%, 3M TSFR + 1.837%, 01/20/28 (e)	300,000	278,592
4.376%, SOFR + 1.580%, 04/27/28 (e)	145,000	136,917
5.080%, SOFR + 1.290%, 01/20/27 (e)	187,000	182,784
5.202%, SOFR + 1.630%, 04/25/29 (e)	360,000	346,789
5.288%, SOFR + 1.910%, 04/25/34 (b) (e)	390,000	362,899
5.819%, SOFR + 1.570%, 09/15/29 (e)	240,000	237,055
Bank of Ireland Group PLC 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	175,215
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (e)	200,000	198,746
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (e)	100,000	87,348
5.717%, 09/25/28	220,000	217,662
Bank of Nova Scotia 4.850%, 02/01/30	225,000	211,881
Banque Federative du Credit Mutuel SA 4.935%, 01/26/26 (144A)	200,000	194,661
5.790%, 07/13/28 (144A)	200,000	198,467
5.896%, 07/13/26 (144A)	230,000	228,730
Barclays PLC 1.007%, 1Y H15 + 0.800%, 12/10/24 (e)	200,000	197,822
6.224%, SOFR + 2.980%, 05/09/34 (e)	230,000	217,877
BNP Paribas SA 2.159%, SOFR + 1.218%, 09/15/29 (144A) (e)	200,000	164,905
3.132%, SOFR + 1.561%, 01/20/33 (144A) (b) (e)	270,000	212,135
BPCE SA 3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	500,000	372,426
5.975%, SOFR + 2.100%, 01/18/27 (144A) (e)	250,000	247,298
CaixaBank SA 6.684%, SOFR + 2.080%, 09/13/27 (144A) (e)	210,000	209,907
Citigroup, Inc. 2.520%, SOFR + 1.177%, 11/03/32 (e)	365,000	277,692
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	185,783
3.057%, SOFR + 1.351%, 01/25/33 (e)	71,000	56,128
3.668%, 3M TSFR + 1.652%, 07/24/28 (e)	745,000	683,399
3.887%, 3M TSFR + 1.825%, 01/10/28 (b) (e)	300,000	279,657
4.400%, 06/10/25	120,000	116,440
Cooperatieve Rabobank UA 3.750%, 07/21/26	315,000	293,313
Credit Agricole SA 1.247%, SOFR + 0.892%, 01/26/27 (144A) (e)	250,000	223,294
6.316%, SOFR + 1.860%, 10/03/29 (144A) (e)	280,000	280,032
Credit Suisse AG 1.250%, 08/07/26 (b)	750,000	655,471
7.950%, 01/09/25	250,000	254,421

Banks—(Continued)
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (e)	150,000	135,653
6.720%, SOFR + 3.180%, 01/18/29 (e)	150,000	149,109
Federation des Caisses Desjardins du Quebec 4.400%, 08/23/25 (144A)	200,000	193,566
5.700%, 03/14/28 (144A) (b)	200,000	197,423
Goldman Sachs Group, Inc. 1.948%, SOFR + 0.913%, 10/21/27 (e)	1,050,000	927,101
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	304,635
2.640%, SOFR + 1.114%, 02/24/28 (e)	124,000	110,571
3.272%, 3M TSFR + 1.463%, 09/29/25 (e)	350,000	339,148
4.411%, 3M TSFR + 1.692%, 04/23/39 (e)	140,000	115,229
HSBC Holdings PLC 2.206%, SOFR + 1.285%, 08/17/29 (e)	200,000	164,846
2.357%, SOFR + 1.947%, 08/18/31 (e)	200,000	153,621
4.292%, 3M TSFR + 1.609%, 09/12/26 (e)	250,000	240,195
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	298,458
6.500%, 09/15/37 (b)	100,000	97,644
7.390%, SOFR + 3.350%, 11/03/28 (e)	200,000	206,908
Huntington National Bank 5.650%, 01/10/30	267,000	251,605
ING Groep NV 6.083%, SOFR + 1.560%, 09/11/27 (e)	245,000	243,911
Lloyds Banking Group PLC 1.627%, 1Y H15 + 0.850%, 05/11/27 (e)	200,000	177,386
4.375%, 03/22/28 (b)	283,000	263,768
5.871%, 1Y H15 + 1.700%, 03/06/29 (b) (e)	210,000	205,337
Macquarie Group Ltd. 1.340%, SOFR + 1.069%, 01/12/27 (144A) (e)	60,000	53,677
Mitsubishi UFJ Financial Group, Inc. 1.538%, 1Y H15 + 0.750%, 07/20/27 (e)	270,000	239,147
3.751%, 07/18/39 (b)	250,000	195,244
5.441%, 1Y H15 + 1.630%, 02/22/34 (b) (e)	200,000	190,747
Mizuho Financial Group, Inc. 1.234%, 1Y H15 + 0.670%, 05/22/27 (e)	200,000	176,495
2.869%, 3M TSFR + 1.572%, 09/13/30 (e)	200,000	166,666
5.739%, 1Y H15 + 1.650%, 05/27/31 (e)	230,000	223,346
Morgan Stanley 1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	325,841
3.591%, 07/22/28	1,000,000	912,380
4.300%, 01/27/45	70,000	55,307
5.164%, SOFR + 1.590%, 04/20/29 (e)	295,000	283,806
National Australia Bank Ltd. 3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (e)	390,000	333,235
NatWest Group PLC 3.754%, 5Y H15 + 2.100%, 11/01/29 (e)	200,000	190,429
4.269%, 3M LIBOR + 1.762%, 03/22/25 (e)	200,000	197,858
4.892%, 3M LIBOR + 1.754%, 05/18/29 (e)	200,000	187,059
6.016%, 1Y H15 + 2.100%, 03/02/34 (e)	200,000	191,945
7.472%, 1Y H15 + 2.850%, 11/10/26 (e)	200,000	204,022
Nordea Bank Abp 5.375%, 09/22/27 (144A)	200,000	195,303
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (e)	100,000	88,227
PNC Financial Services Group, Inc. 5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	189,532

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Santander U.K. Group Holdings PLC 1.673%, SOFR + 0.989%, 06/14/27 (e)	200,000	$174,940
6.534%, SOFR + 2.600%, 01/10/29 (e)	300,000	297,223
6.833%, SOFR + 2.749%, 11/21/26 (e)	400,000	402,240
Societe Generale SA 1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	200,000	178,553
4.250%, 04/14/25 (144A)	350,000	336,139
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (e)	200,000	197,689
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (b) (e)	200,000	199,951
State Street Corp. 4.821%, SOFR + 1.567%, 01/26/34 (e)	120,000	109,415
Sumitomo Mitsui Financial Group, Inc. 5.520%, 01/13/28	330,000	325,494
5.710%, 01/13/30	330,000	322,878
Swedbank AB 6.136%, 09/12/26 (144A)	215,000	214,122
Toronto-Dominion Bank 5.156%, 01/10/28	150,000	146,399
5.523%, 07/17/28	60,000	59,222
5.532%, 07/17/26 (b)	160,000	158,834
Truist Financial Corp. 5.122%, SOFR + 1.852%, 01/26/34 (e)	110,000	98,334
6.047%, SOFR + 2.050%, 06/08/27 (e)	135,000	133,532
UBS Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (e)	250,000	221,702
4.282%, 01/09/28 (144A)	380,000	349,384
UniCredit SpA 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	200,000	176,674
Wells Fargo & Co. 4.400%, 06/14/46	115,000	85,107
5.557%, SOFR + 1.990%, 07/25/34 (e)	180,000	170,439
5.574%, SOFR + 1.740%, 07/25/29 (e)	530,000	517,064
Westpac Banking Corp. 3.133%, 11/18/41	593,000	364,418
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (e)	100,000	92,624
Westpac New Zealand Ltd. 4.902%, 02/15/28 (144A)	320,000	308,748

		26,263,105

Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	425,000	389,528
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	235,000	193,503
Constellation Brands, Inc. 4.750%, 05/09/32	60,000	55,583
5.250%, 11/15/48	25,000	22,158
Keurig Dr Pepper, Inc. 3.430%, 06/15/27	75,000	69,682
Molson Coors Beverage Co. 4.200%, 07/15/46	56,000	42,115

		772,569

Biotechnology—0.1%
Amgen, Inc. 2.300%, 02/25/31	200,000	160,278
5.250%, 03/02/33	210,000	200,751

Biotechnology—(Continued)
Gilead Sciences, Inc. 2.600%, 10/01/40	150,000	99,011
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	250,000	192,362
Royalty Pharma PLC 1.200%, 09/02/25	54,000	49,073
2.150%, 09/02/31	80,000	59,866

		761,341

Building Materials—0.0%
Martin Marietta Materials, Inc. 3.200%, 07/15/51	50,000	31,240
3.450%, 06/01/27	100,000	92,818
Masco Corp. 2.000%, 10/01/30	50,000	38,278
6.500%, 08/15/32	150,000	151,103
Trane Technologies Financing Ltd. 5.250%, 03/03/33	100,000	96,685

		410,124

Chemicals—0.1%
Celanese U.S. Holdings LLC 6.050%, 03/15/25	38,000	37,863
CF Industries, Inc. 4.950%, 06/01/43	190,000	154,078
DuPont de Nemours, Inc. 5.319%, 11/15/38	120,000	112,248
Eastman Chemical Co. 4.500%, 12/01/28	150,000	141,089
EIDP, Inc. 4.500%, 05/15/26	196,000	190,909
4.800%, 05/15/33	205,000	191,101
Nutrien Ltd. 4.200%, 04/01/29	50,000	46,309
5.000%, 04/01/49	75,000	61,633

		935,230

Commercial Services—0.1%
Ford Foundation 2.815%, 06/01/70	55,000	30,220
Global Payments, Inc. 2.900%, 05/15/30 (b)	42,000	34,433
2.900%, 11/15/31 (b)	83,000	65,111
3.200%, 08/15/29	99,000	84,191
5.300%, 08/15/29	57,000	54,358
Pepperdine University 3.301%, 12/01/59	100,000	60,603
Quanta Services, Inc. 2.350%, 01/15/32	115,000	86,295
2.900%, 10/01/30	180,000	146,815
S&P Global, Inc. 2.900%, 03/01/32	81,000	66,665
Triton Container International Ltd. 1.150%, 06/07/24 (144A)	115,000	110,668
University of Southern California 3.226%, 10/01/2120	100,000	54,912

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Verisk Analytics, Inc. 5.750%, 04/01/33	140,000	$139,215

		933,486

Computers—0.0%
CGI, Inc. 2.300%, 09/14/31	156,000	117,090
Dell International LLC/EMC Corp. 5.250%, 02/01/28	252,000	248,153
6.020%, 06/15/26	73,000	73,285
Leidos, Inc. 2.300%, 02/15/31	55,000	42,297
5.750%, 03/15/33	90,000	86,252

		567,077

Cosmetics/Personal Care—0.0%
Haleon U.S. Capital LLC 3.375%, 03/24/29	250,000	224,189

Diversified Financial Services—0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, 01/30/26	551,000	497,261
4.450%, 04/03/26	150,000	144,007
6.100%, 01/15/27	230,000	228,874
6.500%, 07/15/25	837,000	837,965
Air Lease Corp. 2.875%, 01/15/26 (b)	50,000	46,553
3.250%, 10/01/29	150,000	127,615
3.375%, 07/01/25	261,000	247,949
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	80,000	76,104
Avolon Holdings Funding Ltd. 2.125%, 02/21/26 (144A)	70,000	62,705
2.528%, 11/18/27 (144A)	382,000	322,466
2.875%, 02/15/25 (144A)	164,000	154,832
4.250%, 04/15/26 (144A)	105,000	98,689
4.375%, 05/01/26 (144A)	145,000	136,146
5.500%, 01/15/26 (144A)	185,000	179,096
Brookfield Finance, Inc. 4.850%, 03/29/29	137,000	129,671
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	310,971
Mitsubishi HC Capital, Inc. 3.559%, 02/28/24 (144A)	200,000	197,718
Nasdaq, Inc. 5.550%, 02/15/34	75,000	71,584
Nomura Holdings, Inc. 2.648%, 01/16/25	375,000	357,738
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	92,682
Park Aerospace Holdings Ltd. 5.500%, 02/15/24 (144A)	10,000	9,950

		4,330,576

Electric—0.7%
AEP Transmission Co. LLC 3.150%, 09/15/49	30,000	19,239
Alexander Funding Trust 1.841%, 11/15/23 (144A)	200,000	198,678
Ameren Illinois Co. 4.500%, 03/15/49	225,000	185,433
Arizona Public Service Co. 4.700%, 01/15/44	50,000	37,918
Baltimore Gas & Electric Co. 3.200%, 09/15/49	205,000	132,025
5.400%, 06/01/53	235,000	215,959
Cleveland Electric Illuminating Co. 4.550%, 11/15/30 (144A)	60,000	54,599
Consolidated Edison Co. of New York, Inc. 4.650%, 12/01/48	150,000	121,482
6.150%, 11/15/52	150,000	150,964
Constellation Energy Generation LLC 5.750%, 10/01/41	120,000	108,269
5.800%, 03/01/33	171,000	166,731
6.500%, 10/01/53	180,000	180,420
Consumers Energy Co. 4.625%, 05/15/33	220,000	204,797
DTE Electric Co. 5.400%, 04/01/53	215,000	200,959
DTE Energy Co. 4.875%, 06/01/28	200,000	193,288
Duke Energy Corp. 4.500%, 08/15/32	150,000	134,934
6.100%, 09/15/53	210,000	203,661
Duke Energy Florida LLC 5.950%, 11/15/52	190,000	186,610
Duke Energy Progress LLC 2.900%, 08/15/51	315,000	185,762
3.700%, 10/15/46	120,000	83,260
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	150,000	134,312
Edison International 5.750%, 06/15/27	55,000	54,491
Emera U.S. Finance LP 4.750%, 06/15/46	110,000	81,150
Entergy Louisiana LLC 2.900%, 03/15/51	145,000	85,287
Entergy Mississippi LLC 3.850%, 06/01/49	120,000	86,127
5.000%, 09/01/33	280,000	263,135
Evergy Missouri West, Inc. 5.150%, 12/15/27 (144A)	223,000	216,993
Evergy, Inc. 2.900%, 09/15/29	235,000	200,714
Eversource Energy 4.600%, 07/01/27	209,000	201,016
5.125%, 05/15/33	190,000	176,723
Fells Point Funding Trust 3.046%, 01/31/27 (144A)	245,000	222,162
Florida Power & Light Co. 5.300%, 04/01/53 (b)	120,000	111,352

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	170,000	$140,998
4.950%, 09/22/27 (144A)	385,000	375,107
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	115,000	110,811
6.150%, 06/01/37	100,000	98,121
MidAmerican Energy Co. 5.850%, 09/15/54	100,000	98,587
NextEra Energy Capital Holdings, Inc. 5.000%, 07/15/32 (b)	365,000	341,104
Northern States Power Co. 5.100%, 05/15/53	280,000	250,521
NRG Energy, Inc. 2.000%, 12/02/25 (144A)	90,000	81,444
2.450%, 12/02/27 (144A)	100,000	84,767
4.450%, 06/15/29 (144A)	100,000	86,724
Ohio Power Co. 5.000%, 06/01/33	210,000	197,038
Pacific Gas & Electric Co. 2.950%, 03/01/26	265,000	244,074
3.450%, 07/01/25	90,000	85,377
3.750%, 08/15/42	37,000	23,735
4.300%, 03/15/45	60,000	40,602
6.400%, 06/15/33 (b)	235,000	226,501
PacifiCorp 5.500%, 05/15/54	11,000	9,329
PG&E Recovery Funding LLC 5.536%, 07/15/47	135,000	127,123
PG&E Wildfire Recovery Funding LLC 4.263%, 06/01/36	65,000	58,711
5.099%, 06/01/52	165,000	147,819
5.212%, 12/01/47	85,000	77,428
PPL Electric Utilities Corp. 5.250%, 05/15/53	130,000	118,717
Public Service Co. of Oklahoma 3.150%, 08/15/51	155,000	93,519
5.250%, 01/15/33	190,000	180,559
6.625%, 11/15/37	100,000	100,974
Puget Energy, Inc. 2.379%, 06/15/28	60,000	51,325
San Diego Gas & Electric Co. 2.950%, 08/15/51	230,000	139,274
SCE Recovery Funding LLC 4.697%, 06/15/40	160,000	148,937
5.112%, 12/15/47	65,000	58,759
Sigeco Securitization I LLC 5.026%, 11/15/38	150,000	143,096
Southern California Edison Co. 4.050%, 03/15/42	150,000	112,260
5.700%, 03/01/53	65,000	59,719
5.850%, 11/01/27	229,000	230,229
5.875%, 12/01/53	176,000	165,402
Southern Co. 5.700%, 03/15/34 (b)	110,000	107,728
Southern Power Co. 5.150%, 09/15/41	100,000	85,740

Electric—(Continued)
Southwestern Electric Power Co. 3.900%, 04/01/45	40,000	27,776
Tucson Electric Power Co. 4.850%, 12/01/48	150,000	121,840
5.500%, 04/15/53	235,000	213,446
Union Electric Co. 5.450%, 03/15/53	140,000	129,130

		9,992,801

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	80,000	72,952

Food—0.1%
Campbell Soup Co. 3.125%, 04/24/50	28,000	17,032
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl 6.750%, 03/15/34 (144A)	230,000	223,788
Kellogg Co. 5.250%, 03/01/33	161,000	153,840
Kraft Heinz Foods Co. 4.375%, 06/01/46	64,000	49,871
4.625%, 10/01/39	85,000	71,796
Kroger Co. 4.450%, 02/01/47 (b)	120,000	93,930
Smithfield Foods, Inc. 3.000%, 10/15/30 (144A)	200,000	152,882
5.200%, 04/01/29 (144A)	150,000	137,006

		900,145

Gas—0.1%
APA Infrastructure Ltd. 4.200%, 03/23/25 (144A)	100,000	97,255
4.250%, 07/15/27 (144A)	70,000	66,020
Atmos Energy Corp. 4.125%, 03/15/49	145,000	111,632
Brooklyn Union Gas Co. 3.865%, 03/04/29 (144A)	170,000	151,106
NiSource, Inc. 1.700%, 02/15/31	100,000	74,785
ONE Gas, Inc. 4.500%, 11/01/48	142,000	109,037
Southern California Gas Co. 6.350%, 11/15/52 (b)	225,000	229,990
Southern Co. Gas Capital Corp. 3.950%, 10/01/46	185,000	129,116

		968,941

Healthcare-Products—0.0%
Boston Scientific Corp. 4.550%, 03/01/39	60,000	51,617
DH Europe Finance II Sarl 3.250%, 11/15/39	115,000	86,323

		137,940

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.1%
AHS Hospital Corp. 5.024%, 07/01/45	110,000	$98,162
Children’s Hospital Corp. 2.928%, 07/15/50	100,000	58,776
CommonSpirit Health 1.547%, 10/01/25	65,000	59,622
2.782%, 10/01/30	70,000	57,618
3.910%, 10/01/50	65,000	46,099
Cottage Health Obligated Group 3.304%, 11/01/49	110,000	72,696
Elevance Health, Inc. 4.101%, 03/01/28	140,000	131,896
Hartford HealthCare Corp. 3.447%, 07/01/54	240,000	155,010
HCA, Inc. 3.500%, 07/15/51	21,000	13,114
5.125%, 06/15/39	110,000	95,287
5.250%, 06/15/26	335,000	327,961
5.500%, 06/01/33	330,000	312,089
5.500%, 06/15/47	85,000	72,553
MyMichigan Health 3.409%, 06/01/50	40,000	25,654
NYU Langone Hospitals 3.380%, 07/01/55	90,000	57,198
Piedmont Healthcare, Inc. 2.864%, 01/01/52	95,000	55,548
UnitedHealth Group, Inc. 5.875%, 02/15/53	90,000	90,320
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	110,000	59,004

		1,788,607

Home Builders—0.0%
MDC Holdings, Inc. 2.500%, 01/15/31	146,000	109,024

Insurance—0.1%
Athene Global Funding 1.450%, 01/08/26 (144A)	65,000	57,927
2.500%, 01/14/25 (144A)	16,000	15,121
2.950%, 11/12/26 (144A)	370,000	332,059
Berkshire Hathaway Finance Corp. 3.850%, 03/15/52	85,000	63,402
Corebridge Financial, Inc. 3.850%, 04/05/29	55,000	49,406
F&G Global Funding 1.750%, 06/30/26 (144A)	80,000	70,629
Hanover Insurance Group, Inc. 2.500%, 09/01/30	70,000	53,653
Hartford Financial Services Group, Inc. 4.300%, 04/15/43	25,000	19,305
6.100%, 10/01/41	25,000	24,247
Mutual of Omaha Cos Global Funding 5.800%, 07/27/26 (144A)	150,000	148,526
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	75,000	55,073

Insurance—(Continued)
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	85,000	71,813
Pacific Life Insurance Co. 4.300%, 10/24/67 (144A) †	97,000	68,094
Prudential Insurance Co. of America 8.300%, 07/01/25 (144A)	250,000	256,043
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	76,205

		1,361,503

Internet—0.0%
Amazon.com, Inc. 3.950%, 04/13/52 (b)	280,000	216,425
Meta Platforms, Inc. 5.600%, 05/15/53	205,000	194,024

		410,449

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30	235,000	194,832

Media—0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500%, 03/01/42	105,000	64,887
3.700%, 04/01/51	285,000	165,839
4.800%, 03/01/50	240,000	167,824
Comcast Corp. 2.887%, 11/01/51	439,000	258,720
2.937%, 11/01/56	58,000	32,963
2.987%, 11/01/63	22,000	12,167
3.250%, 11/01/39	115,000	84,011
3.450%, 02/01/50	190,000	128,464
5.350%, 05/15/53 (b)	200,000	182,360
Discovery Communications LLC 5.200%, 09/20/47	215,000	163,001
Time Warner Cable LLC 6.550%, 05/01/37	50,000	45,351
6.750%, 06/15/39	265,000	242,572

		1,548,159

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	51,433

Mining—0.0%
BHP Billiton Finance USA Ltd. 5.250%, 09/08/30	280,000	273,471
Glencore Funding LLC 2.500%, 09/01/30 (144A)	200,000	158,088
5.400%, 05/08/28 (144A)	210,000	204,704

		636,263

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.0%
Eaton Corp. 5.800%, 03/15/37	100,000	$97,584

Oil & Gas—0.1%
BP Capital Markets America, Inc. 2.939%, 06/04/51 (b)	505,000	308,332
4.812%, 02/13/33 (b)	180,000	168,458
Eni USA, Inc. 7.300%, 11/15/27	100,000	106,054
Exxon Mobil Corp. 2.995%, 08/16/39	140,000	102,110
3.095%, 08/16/49	175,000	115,826
HF Sinclair Corp. 2.625%, 10/01/23	120,000	120,000
5.875%, 04/01/26	56,000	55,828
Phillips 66 Co. 3.150%, 12/15/29	40,000	34,600
4.900%, 10/01/46	100,000	82,971
Pioneer Natural Resources Co. 1.900%, 08/15/30	150,000	117,683
TotalEnergies Capital International SA 2.986%, 06/29/41	200,000	139,386
3.127%, 05/29/50	95,000	61,918
3.461%, 07/12/49	55,000	38,225

		1,451,391

Oil & Gas Services—0.0%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.138%, 11/07/29	170,000	147,585
Schlumberger Holdings Corp. 3.900%, 05/17/28 (144A)	80,000	74,310

		221,895

Packaging & Containers—0.0%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	115,000	102,446
Packaging Corp. of America 4.050%, 12/15/49 (b)	135,000	98,123

		200,569

Pharmaceuticals—0.2%
AbbVie, Inc. 4.050%, 11/21/39 (b)	300,000	245,437
4.400%, 11/06/42	205,000	170,450
4.450%, 05/14/46	45,000	36,763
4.550%, 03/15/35	60,000	54,575
4.625%, 10/01/42	90,000	75,800
AstraZeneca PLC 6.450%, 09/15/37	50,000	54,016
Bristol-Myers Squibb Co. 4.125%, 06/15/39	105,000	87,564
4.550%, 02/20/48	150,000	125,180
CVS Health Corp.
4.300%, 03/25/28 (b)	66,000	62,463
5.050%, 03/25/48	175,000	145,398
5.300%, 12/05/43	200,000	174,523

Pharmaceuticals—(Continued)
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	238,885	214,442
5.880%, 01/10/28	218,002	211,945
8.353%, 07/10/31 (144A)	112,302	119,365
Merck & Co., Inc. 5.000%, 05/17/53 (b)	135,000	122,777
5.150%, 05/17/63	105,000	95,757
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 05/19/33	145,000	137,065
5.300%, 05/19/53 (b)	315,000	292,683
Takeda Pharmaceutical Co. Ltd. 3.025%, 07/09/40	515,000	357,574
3.175%, 07/09/50	200,000	126,560
Zoetis, Inc. 2.000%, 05/15/30	140,000	112,066

		3,022,403

Pipelines—0.2%
Cameron LNG LLC 3.701%, 01/15/39 (144A)	163,000	125,329
DT Midstream, Inc. 4.300%, 04/15/32 (144A)	160,000	135,968
Enbridge, Inc. 5.700%, 03/08/33	150,000	143,700
Energy Transfer LP 4.150%, 09/15/29	90,000	81,513
4.400%, 03/15/27 (b)	70,000	66,346
4.750%, 01/15/26	46,000	44,760
4.950%, 05/15/28	80,000	76,536
4.950%, 01/15/43	150,000	116,416
5.500%, 06/01/27	36,000	35,435
6.250%, 04/15/49 (b)	70,000	64,227
Flex Intermediate Holdco LLC 3.363%, 06/30/31 (144A)	140,000	108,814
4.317%, 12/30/39 (144A)	60,000	41,214
Gray Oak Pipeline LLC 3.450%, 10/15/27 (144A)	500,000	442,965
Kinder Morgan Energy Partners LP 5.000%, 08/15/42	170,000	137,454
Kinder Morgan, Inc. 5.050%, 02/15/46	80,000	63,985
5.200%, 06/01/33	200,000	184,985
ONEOK Partners LP 6.650%, 10/01/36	140,000	138,958
Plains All American Pipeline LP/PAA Finance Corp. 3.850%, 10/15/23	113,000	112,802
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (b)	185,000	169,656
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	102,000	78,139
8.000%, 03/01/32	70,000	76,889
TransCanada PipeLines Ltd. 6.200%, 10/15/37	130,000	127,330
Williams Cos., Inc. 2.600%, 03/15/31	100,000	79,645
5.650%, 03/15/33	115,000	111,124

		2,764,190

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	$223,327

Real Estate Investment Trusts—0.3%
Alexandria Real Estate Equities, Inc. 3.800%, 04/15/26	23,000	21,934
4.000%, 02/01/50	111,000	77,425
American Tower Corp. 1.500%, 01/31/28	150,000	124,317
1.875%, 10/15/30	130,000	98,374
2.950%, 01/15/51	39,000	21,992
3.100%, 06/15/50	61,000	35,568
3.700%, 10/15/49	210,000	137,239
American Tower Trust 3.652%, 03/15/48 (144A)	160,000	146,329
Brixmor Operating Partnership LP 2.250%, 04/01/28	80,000	67,367
2.500%, 08/16/31	45,000	34,024
3.850%, 02/01/25	60,000	57,802
Corporate Office Properties LP 2.750%, 04/15/31	132,000	99,073
Crown Castle, Inc. 4.450%, 02/15/26	100,000	96,828
Equinix, Inc. 2.900%, 11/18/26	135,000	123,923
ERP Operating LP 4.150%, 12/01/28	120,000	112,564
Essex Portfolio LP 2.650%, 03/15/32 (b)	120,000	92,355
Extra Space Storage LP 2.400%, 10/15/31	55,000	42,106
4.000%, 06/15/29	137,000	122,871
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	110,000	98,614
Healthcare Realty Holdings LP 2.000%, 03/15/31	80,000	59,957
3.100%, 02/15/30	200,000	166,529
Healthpeak OP LLC 2.125%, 12/01/28	142,000	119,271
3.000%, 01/15/30 (b)	110,000	92,936
3.500%, 07/15/29	118,000	104,086
NNN REIT, Inc. 4.000%, 11/15/25	100,000	95,697
5.600%, 10/15/33	100,000	94,223
Physicians Realty LP 2.625%, 11/01/31	55,000	41,424
Public Storage Operating Co. 2.250%, 11/09/31	55,000	43,015
Realty Income Corp. 4.850%, 03/15/30	170,000	160,216
Regency Centers LP 2.950%, 09/15/29	195,000	165,964
Sabra Health Care LP 3.200%, 12/01/31	90,000	67,344
Safehold GL Holdings LLC 2.850%, 01/15/32	167,000	122,672

Real Estate Investment Trusts—(Continued)
SITE Centers Corp. 4.700%, 06/01/27	60,000	55,546
UDR, Inc. 3.000%, 08/15/31 (b)	40,000	32,485
3.500%, 01/15/28	100,000	90,285
Ventas Realty LP 4.875%, 04/15/49	88,000	67,179
Welltower OP LLC 3.100%, 01/15/30	90,000	76,191
WP Carey, Inc. 2.250%, 04/01/33 (b)	135,000	96,307
2.450%, 02/01/32	70,000	52,762

		3,414,794

Retail—0.1%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	60,000	45,492
2.500%, 02/10/41 (144A)	196,000	119,897
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	20,000	13,303
3.625%, 05/13/51 (144A)	25,000	15,466
3.800%, 01/25/50 (144A)	135,000	87,660
AutoZone, Inc. 1.650%, 01/15/31	180,000	135,337
Home Depot, Inc. 4.950%, 09/15/52 (b)	126,000	112,693
Lowe’s Cos., Inc. 3.000%, 10/15/50	105,000	62,008
4.250%, 04/01/52	100,000	73,769
McDonald’s Corp. 6.300%, 10/15/37	90,000	93,748
Starbucks Corp. 4.800%, 02/15/33	250,000	235,238

		994,611

Semiconductors—0.1%
Analog Devices, Inc. 2.800%, 10/01/41	96,000	64,083
Broadcom, Inc. 1.950%, 02/15/28 (144A)	265,000	225,912
3.137%, 11/15/35 (144A)	270,000	196,852
3.187%, 11/15/36 (144A)	120,000	86,159
Intel Corp. 5.625%, 02/10/43	65,000	61,984
5.700%, 02/10/53 (b)	105,000	98,464
KLA Corp. 3.300%, 03/01/50	100,000	66,455
Marvell Technology, Inc. 2.950%, 04/15/31	70,000	56,631
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.500%, 05/11/31	145,000	113,217
3.250%, 05/11/41	150,000	100,919
5.000%, 01/15/33	200,000	184,009
QUALCOMM, Inc. 4.500%, 05/20/52	100,000	82,001

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Texas Instruments, Inc. 5.050%, 05/18/63	167,000	$148,017

		1,484,703

Software—0.1%
Fiserv, Inc. 4.400%, 07/01/49	60,000	45,962
Oracle Corp. 3.600%, 04/01/40	300,000	216,763
4.900%, 02/06/33	180,000	165,912
5.550%, 02/06/53	130,000	113,901
Roper Technologies, Inc. 2.000%, 06/30/30	240,000	189,783
VMware, Inc. 1.400%, 08/15/26	172,000	151,722
4.650%, 05/15/27	55,000	53,041

		937,084

Telecommunications—0.2%
AT&T, Inc. 1.650%, 02/01/28	50,000	42,200
2.250%, 02/01/32	505,000	380,078
2.300%, 06/01/27 (b)	210,000	185,944
2.750%, 06/01/31 (b)	155,000	124,000
3.500%, 06/01/41 (b)	115,000	79,894
3.550%, 09/15/55	173,000	105,903
5.400%, 02/15/34	120,000	112,308
Corning, Inc. 3.900%, 11/15/49	252,000	179,821
Crown Castle Towers LLC 3.663%, 05/15/45 (144A)	225,000	214,510
Rogers Communications, Inc. 4.550%, 03/15/52 (b)	75,000	54,707
Sprint Capital Corp. 6.875%, 11/15/28	90,000	92,925
Sprint LLC 7.625%, 03/01/26	62,000	63,719
T-Mobile USA, Inc. 3.875%, 04/15/30	190,000	168,334
5.050%, 07/15/33	415,000	385,041
Telefonica Emisiones SA 4.665%, 03/06/38	150,000	120,562
Verizon Communications, Inc. 2.100%, 03/22/28	140,000	120,252
2.650%, 11/20/40	119,000	75,329
4.125%, 03/16/27	56,000	53,259
5.050%, 05/09/33	315,000	294,271
Vodafone Group PLC 6.250%, 11/30/32	160,000	161,936

		3,014,993

Toys/Games/Hobbies—0.0%
Hasbro, Inc. 3.900%, 11/19/29	149,000	131,808

Transportation—0.1%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	69,000	49,034
Canadian Pacific Railway Co. 4.700%, 05/01/48	80,000	66,219
5.750%, 03/15/33	120,000	117,918
CSX Corp. 4.750%, 11/15/48	95,000	80,329
6.150%, 05/01/37	60,000	61,565
Norfolk Southern Corp. 3.050%, 05/15/50	150,000	93,049
Union Pacific Corp. 4.100%, 09/15/67	70,000	50,732
4.950%, 05/15/53 (b)	145,000	129,771

		648,617

Trucking & Leasing—0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. 6.050%, 08/01/28 (144A)	200,000	197,491

Total Corporate Bonds & Notes (Cost $90,333,327)		79,977,496

Mutual Funds—4.2%

Investment Company Securities—4.2%
SPDR Bloomberg High Yield Bond ETF (b) (Cost $57,524,468)	633,557	57,273,553

Asset-Backed Securities—2.7%

Asset-Backed - Automobile—0.9%
American Credit Acceptance Receivables Trust 4.410%, 06/13/28 (144A)	550,000	542,645
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	497,468
CarNow Auto Receivables Trust 1.300%, 01/15/26 (144A)	67,662	67,392
Carvana Auto Receivables Trust 5.920%, 07/10/29 (144A)	440,000	429,088
Credit Acceptance Auto Loan Trust 8.450%, 02/15/33 (144A)	600,000	611,422
DT Auto Owner Trust 0.870%, 05/17/27 (144A)	266,000	256,846
4.220%, 01/15/27 (144A)	600,000	590,256
5.790%, 02/15/29 (144A)	685,000	674,218
Exeter Automobile Receivables Trust 3.110%, 08/15/25 (144A)	143,158	142,064
4.920%, 12/15/28	700,000	685,600
5.300%, 09/15/27	560,000	551,676
5.980%, 12/15/28	600,000	588,347
6.760%, 09/15/28	700,000	695,984
Flagship Credit Auto Trust
4.080%, 02/18/25 (144A)	231,899	230,837

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Flagship Credit Auto Trust
5.810%, 05/15/29 (144A)	890,000	$871,762
7.710%, 10/16/28 (144A)	600,000	615,411
GLS Auto Receivables Issuer Trust 3.970%, 01/18/28 (144A)	500,000	472,272
Santander Drive Auto Receivables Trust 6.690%, 03/17/31	825,000	831,266
Sonoran Auto Receivables Trust 4.750%, 06/15/25	62,689	62,193
U.S. Auto Funding Trust 5.130%, 12/15/25 (144A)	700,000	658,566
Westlake Automobile Receivables Trust 2.120%, 01/15/27 (144A)	1,000,000	932,038
5.480%, 09/15/27 (144A)	1,000,000	976,254

		11,983,605

Asset-Backed - Credit Card—0.1%
Continental Finance Credit Card ABS Master Trust 6.190%, 10/15/30 (144A)	575,000	555,254

Asset-Backed - Other—1.7%
American Homes 4 Rent Trust 3.786%, 10/17/36 (144A)	172,277	168,198
4.691%, 10/17/52 (144A)	100,000	96,973
4.705%, 10/17/36 (144A)	100,000	97,963
AMSR Trust 1.355%, 11/17/37 (144A)	782,000	709,623
3.218%, 04/17/37 (144A)	700,000	656,068
Bridge Trust 4.450%, 11/17/37 (144A)	700,000	656,916
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	116,581	106,023
2.981%, 11/15/35 (144A)	66,150	62,018
BXG Receivables Note Trust 4.440%, 02/02/34 (144A)	196,759	185,844
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	128,213	104,081
CoreVest American Finance Trust 2.705%, 10/15/52 (144A)	302,053	287,370
3.163%, 10/15/52 (144A)	650,000	548,541
3.880%, 03/15/52 (144A)	320,000	316,803
Diamond Resorts Owner Trust 3.530%, 02/20/32 (144A)	142,484	142,407
FirstKey Homes Trust 1.266%, 10/19/37 (144A)	786,200	713,318
2.668%, 10/19/37 (144A)	1,250,000	1,137,746
4.500%, 07/17/38 (144A)	496,000	465,915
4.500%, 07/17/39 (144A)	750,000	668,505
FMC GMSR Issuer Trust 3.620%, 07/25/26 (144A) (e)	400,000	328,002
3.690%, 02/25/24	1,065,000	1,012,815
3.850%, 10/25/26 (144A) (e)	360,000	295,422
4.450%, 01/25/26 (144A) (e)	500,000	432,938
6.190%, 04/25/27 (144A)	400,000	371,133

Asset-Backed - Other—(Continued)
Foundation Finance Trust 3.860%, 11/15/34 (144A)	22,789	22,517
FREED ABS Trust 2.370%, 11/20/28 (144A)	500,000	472,070
5.790%, 08/20/29 (144A)	460,300	459,474
7.580%, 12/18/29 (144A)	606,953	609,596
Lendmark Funding Trust 1.900%, 11/20/31 (144A)	1,100,000	949,763
5.600%, 05/20/33 (144A)	500,000	485,435
6.160%, 05/20/33 (144A)	260,000	254,361
6.600%, 07/20/32 (144A)	700,000	690,692
LL ABS Trust 5.050%, 11/15/29 (144A)	400,000	387,452
LP LMS Asset Securitization Trust 1.750%, 01/15/29 (144A)	69,954	69,067
Marlette Funding Trust 1.810%, 12/15/31 (144A)	650,000	603,653
MVW Owner Trust 6.540%, 10/20/40 (144A)	744,342	723,104
NRZ Excess Spread-Collateralized Notes 3.474%, 11/25/26 (144A)	291,734	262,748
3.844%, 12/25/25 (144A)	198,581	185,237
Oportun Issuance Trust 5.050%, 06/09/31 (144A)	500,000	486,727
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	312,163	295,707
Pagaya AI Technology in Housing Trust 4.250%, 08/25/25 (144A)	1,000,000	951,348
PRET LLC 2.487%, 07/25/51 (144A) (h)	189,359	179,881
Pretium Mortgage Credit Partners I LLC 2.240%, 09/27/60 (144A) (h)	264,844	255,575
Progress Residential Trust 1.052%, 04/17/38 (144A)	630,843	555,722
4.550%, 04/17/27 (144A)	750,000	677,932
5.200%, 04/17/39 (144A)	330,000	302,954
6.618%, 06/17/39 (144A)	724,000	694,168
SCF Equipment Leasing LLC 3.790%, 11/20/31 (144A)	220,000	195,714
Sierra Timeshare Receivables Funding LLC 2.750%, 08/20/36 (144A)	143,151	134,986
3.120%, 05/20/36 (144A)	81,608	78,950
3.940%, 10/20/38 (144A)	98,749	92,466
6.280%, 04/20/40 (144A)	226,800	224,999
Tricon American Homes Trust 3.198%, 03/17/38 (144A)	525,000	485,546
VM Debt Trust 7.460%, 07/18/27 (c) (d)	499,918	456,175
VOLT CI LLC 1.992%, 05/25/51 (144A) (h)	185,769	169,654
VOLT XCII LLC 1.893%, 02/27/51 (144A) (h)	264,553	248,670
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (h)	654,591	616,787

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
VOLT XCVI LLC 2.116%, 03/27/51 (144A) (h)	877,760	$830,619
VOLT XCVII LLC 2.240%, 04/25/51 (144A) (h)	214,280	199,576

		23,873,947

Total Asset-Backed Securities (Cost $37,198,086)		36,412,806

Convertible Preferred Stocks—0.9%

Banks—0.8%
Bank of America Corp. 7.250%, 12/31/49	9,275	10,315,748

Diversified Financial Services—0.1%
AMG Capital Trust II 5.150%, 10/15/37	39,936	1,956,864

Total Convertible Preferred Stocks (Cost $12,879,293)		12,272,612

Mortgage-Backed Securities—0.5%

Collateralized Mortgage Obligations—0.2%
GS Mortgage-Backed Securities Corp. Trust 1.750%, 12/25/60 (144A) (e)	582,097	520,410
Home RE Ltd. 8.165%, SOFR30A + 2.850%, 10/25/34 (144A) (e)	282,696	284,813
Seasoned Loans Structured Transaction 3.500%, 11/25/28	860,552	803,984
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (e)	543,003	428,228
VM Master Issuer LLC 5.163%, 05/24/25 (144A) (e)	400,000	390,941

		2,428,376

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust 2.896%, 02/10/37 (144A)	650,000	613,276
3.402%, 02/10/37 (144A)	420,000	389,619
CSMC Trust 3.953%, 09/15/37 (144A)	655,000	558,928
GS Mortgage Securities Trust 3.932%, 10/10/35 (144A) (e)	440,000	392,092
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,420,000	1,158,867
SBALR Commercial Mortgage Trust 2.825%, 02/13/53 (144A)	773,606	606,280

Commercial Mortgage-Backed Securities—(Continued)
SLG Office Trust 2.585%, 07/15/41 (144A)	390,000	304,135

		4,023,197

Total Mortgage-Backed Securities (Cost $7,356,625)		6,451,573

Preferred Stock—0.4%

Electric Utilities—0.4%
NextEra Energy, Inc., 6.926%, 09/01/25 (Cost $6,639,907)	136,750	5,173,252

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp. 5.169%, 04/01/41 (Cost $155,000)	155,000	147,994

Short-Term Investments—14.1%

Mutual Funds—0.0%
State Street U.S. Treasury Liquidity Fund 5.290% (i)	26,405	26,405

Repurchase Agreement—12.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $168,021,219; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $171,346,034.	167,986,222	167,986,222

U.S. Treasury—1.9%
U.S. Treasury Bill 5.311%, 03/21/24 (j) (k)	27,000,000	26,317,582

Total Short-Term Investments (Cost $194,327,572)		194,330,209

Securities Lending Reinvestments (l)—2.1%

Certificates of Deposit—1.1%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (e)	1,000,000	1,000,135
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (e)	1,000,000	1,000,643
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (e)	1,000,000	1,000,072
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (e)	2,000,000	1,999,904

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (e)	1,000,000	$1,000,098
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (e)	1,000,000	999,912
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/20/23	500,000	498,450
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (e)	2,000,000	2,000,098
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (e)	1,000,000	1,000,152
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (e)	1,000,000	1,000,146
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (e)	1,000,000	1,000,053
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (e)	2,000,000	2,000,210
Toronto-Dominion Bank 5.780%, FEDEFF PRV + 0.450%, 10/13/23 (e)	1,000,000	1,000,095

		15,499,968

Commercial Paper—0.4%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (e)	2,000,000	2,000,440
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (e)	1,000,000	999,999
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (e)	2,000,000	2,000,540
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (e)	1,000,000	1,000,000

		6,000,979

Repurchase Agreements—0.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $2,060,331; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $2,125,943.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $307,577; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $313,590.	307,441	307,441
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $3,003,179; collateralized by various Common Stock with an aggregate market value of $3,347,962.	3,000,000	3,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $2,010,869; collateralized by various Common Stock with an aggregate market value of $2,222,567.	2,000,000	2,000,000

		7,307,441

Mutual Funds—0.1%
HSBC U.S. Government Money Market Fund, Class I 5.270% (i)	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $29,806,049)		29,808,388

Total Investments—102.2% (Cost $1,412,336,787)		1,403,583,277
Other assets and liabilities (net)—(2.2)%		(30,748,956)

Net Assets—100.0%		$1,372,834,321

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $68,094, which is less than 0.05% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $60,703,600 and the collateral received consisted of cash in the amount of $29,800,324 and non-cash collateral with a value of $32,617,403. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 0.1% of net assets.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2023, the market value of securities pledged was $21,473,197.
(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $79,269,476 which is 5.8% of net assets.

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Pacific Life Insurance Co., 4.300%, 10/24/67	10/17/17-06/24/19	97,000	$95,466	$68,094
Sberbank of Russia PJSC	06/15/17	2,160	5,440	0

				$68,094

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	1,313,629	RBC	10/30/23	USD	1,501,759	$(62,536)
CHF	22,221	SSBT	10/30/23	USD	25,253	(907)
CHF	7,303,320	SSBT	10/30/23	USD	8,295,040	(293,462)
EUR	1,332,877	CBNA	10/30/23	USD	1,415,254	(4,507)
EUR	3,926,546	CBNA	10/30/23	USD	4,333,482	(177,536)
EUR	6,444,486	CBNA	10/30/23	USD	6,912,600	(91,607)
EUR	8,037,579	CBNA	10/30/23	USD	8,745,331	(238,172)
EUR	2,053,578	RBC	10/30/23	USD	2,257,867	(84,311)
EUR	8,802,000	RBC	10/30/23	USD	9,843,989	(527,749)
EUR	921,892	SSBT	10/30/23	USD	999,037	(23,285)
EUR	1,560,599	SSBT	10/30/23	USD	1,701,252	(49,478)

Contracts to Deliver
AUD	3,549,222	SSBT	10/30/23	USD	2,409,181	125,179
CHF	8,639,170	SSBT	10/30/23	USD	10,117,780	652,633
EUR	1,423,748	CBNA	10/30/23	USD	1,554,938	48,010
EUR	1,821,853	RBC	10/30/23	USD	2,030,075	101,783
EUR	1,583,611	RBC	10/30/23	USD	1,752,777	76,646
EUR	126,243,733	SSBT	10/30/23	USD	140,386,982	6,767,697
EUR	2,060,929	SSBT	10/30/23	USD	2,286,948	105,614
JPY	836,434,644	CBNA	10/30/23	USD	6,049,158	427,877

Net Unrealized Appreciation						$6,751,889

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/23	995	AUD	111,412,916	$(2,218,525)
MSCI EAFE Index Mini Futures	12/15/23	1,161	USD	118,509,075	(4,042,683)
S&P 500 Index E-Mini Futures	12/15/23	122	USD	26,385,550	(1,132,994)
TOPIX Index Futures	12/07/23	180	JPY	4,182,300,000	(290,632)
U.S. Treasury Long Bond Futures	12/19/23	268	USD	30,493,375	(1,771,883)
U.S. Treasury Note 10 Year Futures	12/19/23	1,110	USD	119,949,375	(1,265,475)
United Kingdom Long Gilt Bond Futures	12/27/23	265	GBP	24,952,400	(108,932)

Futures Contracts—Short
Euro STOXX 50 Index Futures	12/15/23	(715)	EUR	(30,058,600)	460,326
FTSE 100 Index Futures	12/15/23	(3)	GBP	(230,130)	(2,822)
Russell 2000 Index E-Mini Futures	12/15/23	(396)	USD	(35,612,280)	1,458,126
U.S. Treasury Note 10 Year Futures	12/19/23	(246)	USD	(26,583,375)	139,920
U.S. Treasury Note 2 Year Futures	12/29/23	(998)	USD	(202,305,516)	606,653

Net Unrealized Depreciation					$(8,168,921)

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.282%	Annually	04/19/33	USD	87,000,000	$(6,708,083)	$(39,698)	$(6,668,385)
Pay	12M SOFR	Annually	3.441%	Annually	05/26/33	USD	97,600,000	(6,373,514)	(4,400)	(6,369,114)
Pay	12M SOFR	Annually	3.619%	Annually	07/07/33	USD	113,000,000	(5,854,247)	11,879	(5,866,126)
Pay	12M SOFR	Annually	3.963%	Annually	09/15/33	USD	49,900,000	(1,239,571)	137	(1,239,708)
Pay	12M SOFR	Annually	4.076%	Annually	08/23/33	USD	95,500,000	(1,508,289)	9,419	(1,517,708)

Totals								$(21,683,704)	$(22,663)	$(21,661,041)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,487,857	$7,179,712	$—	$8,667,569
Air Freight & Logistics	669,235	1,388,288	—	2,057,523
Automobile Components	—	1,523,953	—	1,523,953
Automobiles	2,935,331	1,560,379	—	4,495,710
Banks	18,959,723	25,401,266	0	44,360,989
Beverages	9,545,535	6,998,492	—	16,544,027
Biotechnology	12,475,986	641,231	—	13,117,217
Broadline Retail	17,281,879	1,772,117	—	19,053,996
Building Products	2,015,874	1,725,738	—	3,741,612
Capital Markets	18,709,747	7,483,326	—	26,193,073
Chemicals	2,316,040	6,852,953	—	9,168,993
Commercial Services & Supplies	928,934	—	—	928,934
Communications Equipment	788,837	—	—	788,837
Construction & Engineering	1,479,925	5,241,522	—	6,721,447
Construction Materials	1,151,844	—	—	1,151,844
Consumer Finance	2,026,761	—	—	2,026,761
Consumer Staples Distribution & Retail	2,288,801	3,156,737	—	5,445,538
Containers & Packaging	1,362,422	—	—	1,362,422
Distributors	329,749	—	—	329,749
Diversified Telecommunication Services	339,430	2,439,557	—	2,778,987
Electric Utilities	4,722,341	3,310,445	—	8,032,786
Electrical Equipment	2,892,935	2,590,582	—	5,483,517
Electronic Equipment, Instruments & Components	1,326,585	4,833,311	—	6,159,896
Energy Equipment & Services	1,569,833	—	—	1,569,833
Entertainment	1,837,179	1,585,467	—	3,422,646
Financial Services	12,064,344	—	—	12,064,344
Food Products	1,093,247	6,070,891	—	7,164,138
Ground Transportation	7,533,424	—	—	7,533,424
Health Care Equipment & Supplies	3,244,920	4,894,839	—	8,139,759
Health Care Providers & Services	14,689,028	—	—	14,689,028
Health Care REITs	246,006	—	—	246,006
Hotel & Resort REITs	288,561	—	—	288,561
Hotels, Restaurants & Leisure	15,814,097	2,593,595	—	18,407,692
Household Durables	1,193,594	3,376,792	—	4,570,386
Household Products	1,091,878	118,023	—	1,209,901
Independent Power and Renewable Electricity Producers	—	3,839,845	—	3,839,845
Industrial Conglomerates	448,918	854,663	—	1,303,581
Industrial REITs	4,631,434	—	—	4,631,434
Insurance	9,895,605	20,517,220	—	30,412,825
Interactive Media & Services	15,708,679	4,017,369	—	19,726,048
IT Services	5,417,465	4,404,030	—	9,821,495

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$—	$1,215,250	$—	$1,215,250
Life Sciences Tools & Services	1,084,092	942,649	—	2,026,741
Machinery	5,604,076	9,429,865	—	15,033,941
Media	3,049,081	—	—	3,049,081
Metals & Mining	303,317	3,523,721	—	3,827,038
Multi-Utilities	2,303,041	1,726,910	—	4,029,951
Oil, Gas & Consumable Fuels	13,757,246	16,441,134	—	30,198,380
Personal Care Products	440,776	1,737,058	—	2,177,834
Pharmaceuticals	8,420,433	19,253,062	—	27,673,495
Professional Services	—	5,646,147	—	5,646,147
Real Estate Management & Development	519,679	—	—	519,679
Residential REITs	1,038,335	—	—	1,038,335
Retail REITs	1,517,633	—	—	1,517,633
Semiconductors & Semiconductor Equipment	33,105,630	10,513,785	—	43,619,415
Software	32,628,479	—	—	32,628,479
Specialized REITs	2,264,442	—	—	2,264,442
Specialty Retail	9,193,530	1,895,654	—	11,089,184
Technology Hardware, Storage & Peripherals	16,934,595	—	—	16,934,595
Textiles, Apparel & Luxury Goods	1,383,559	8,765,437	—	10,148,996
Tobacco	603,344	1,648,455	—	2,251,799
Trading Companies & Distributors	305,506	1,297,647	—	1,603,153
Wireless Telecommunication Services	305,309	—	—	305,309
Total Common Stocks	337,566,086	220,409,117	0	557,975,203
Total Convertible Bonds*	—	252,577,400	—	252,577,400
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	—	89,203,630	789,500	89,993,130
U.S. Treasury	—	81,189,661	—	81,189,661
Total U.S. Treasury & Government Agencies	—	170,393,291	789,500	171,182,791
Total Corporate Bonds & Notes*	—	79,977,496	—	79,977,496
Total Mutual Funds*	57,273,553	—	—	57,273,553
Asset-Backed Securities
Asset-Backed - Automobile	—	11,983,605	—	11,983,605
Asset-Backed - Credit Card	—	555,254	—	555,254
Asset-Backed - Other	—	23,417,772	456,175	23,873,947
Total Asset-Backed Securities	—	35,956,631	456,175	36,412,806
Total Convertible Preferred Stocks*	12,272,612	—	—	12,272,612
Total Mortgage-Backed Securities*	—	6,451,573	—	6,451,573
Total Preferred Stock*	5,173,252	—	—	5,173,252
Total Municipals*	—	147,994	—	147,994
Short-Term Investments
Mutual Funds	26,405	—	—	26,405
Repurchase Agreement	—	167,986,222	—	167,986,222
U.S. Treasury	—	26,317,582	—	26,317,582
Total Short-Term Investments	26,405	194,303,804	—	194,330,209
Securities Lending Reinvestments
Certificates of Deposit	—	15,499,968	—	15,499,968
Commercial Paper	—	6,000,979	—	6,000,979
Repurchase Agreements	—	7,307,441	—	7,307,441
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	28,808,388	—	29,808,388
Total Investments	$413,311,908	$989,025,694	$1,245,675	$1,403,583,277

Collateral for Securities Loaned (Liability)	$—	$(29,800,324)	$—	$(29,800,324)

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,305,439	$—	$8,305,439
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,553,550)	—	(1,553,550)
Total Forward Contracts	$—	$6,751,889	$—	$6,751,889
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,665,025	$—	$—	$2,665,025
Futures Contracts (Unrealized Depreciation)	(10,833,946)	—	—	(10,833,946)
Total Futures Contracts	$(8,168,921)	$—	$—	$(8,168,921)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(21,661,041)	$—	$(21,661,041)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Archer Aviation, Inc. - Class A (a)(b)	58,666	$296,850
V2X, Inc. (a)	16,430	848,774

		1,145,624

Air Freight & Logistics—0.7%
Hub Group, Inc. - Class A (a)	26,266	2,062,931
Radiant Logistics, Inc. (a)	63,398	358,199

		2,421,130

Automobile Components—0.7%
Adient PLC (a)	57,100	2,095,570
Dana, Inc.	29,731	436,154

		2,531,724

Banks—14.3%
Ameris Bancorp	46,291	1,777,112
Axos Financial, Inc. (a)	18,987	718,848
Banc of California, Inc.	52,811	653,800
Bancorp, Inc. (a)	13,323	459,644
Bank of NT Butterfield & Son Ltd.	61,443	1,663,876
Banner Corp.	23,544	997,795
Brookline Bancorp, Inc.	44,438	404,830
Business First Bancshares, Inc.	21,361	400,732
Byline Bancorp, Inc.	58,815	1,159,244
Capital City Bank Group, Inc.	32,390	966,194
Capstar Financial Holdings, Inc.	12,286	174,338
Central Pacific Financial Corp.	20,513	342,157
Columbia Banking System, Inc.	17,357	352,347
Community Trust Bancorp, Inc.	6,439	220,600
ConnectOne Bancorp, Inc.	108,411	1,932,968
Customers Bancorp, Inc. (a)	88,800	3,059,160
CVB Financial Corp.	75,961	1,258,674
Eastern Bankshares, Inc.	103,589	1,299,006
Enterprise Financial Services Corp.	34,797	1,304,888
Financial Institutions, Inc.	9,163	154,213
First BanCorp/Puerto Rico	247,647	3,333,329
First Bancshares, Inc.	9,575	258,238
First Citizens BancShares, Inc. - Class A	1,283	1,770,668
First Commonwealth Financial Corp.	18,684	228,132
First Financial Corp.	19,157	647,698
First Merchants Corp.	29,066	808,616
FNB Corp.	15,419	166,371
Hancock Whitney Corp.	16,159	597,721
Heritage Commerce Corp.	52,569	445,259
Home BancShares, Inc.	14,812	310,163
HomeTrust Bancshares, Inc.	16,167	350,339
Independent Bank Corp./MI	7,280	133,515
Mercantile Bank Corp.	2,492	77,028
Mid Penn Bancorp, Inc.	4,512	90,827
Midland States Bancorp, Inc.	7,492	153,886
MVB Financial Corp.	3,322	75,011
National Bank Holdings Corp. - Class A	10,821	322,033
OceanFirst Financial Corp.	150,303	2,174,884
OFG Bancorp	132,077	3,943,819
Old National Bancorp	151,762	2,206,619
Old Second Bancorp, Inc.	88,252	1,201,110

Banks—(Continued)
Orrstown Financial Services, Inc.	5,592	$117,488
Pathward Financial, Inc.	42,831	1,974,081
Peapack-Gladstone Financial Corp.	24,886	638,326
Peoples Bancorp, Inc.	2,326	59,034
Pinnacle Financial Partners, Inc.	7,308	489,928
Popular, Inc.	14,534	915,787
Preferred Bank	1,828	113,793
Premier Financial Corp.	22,172	378,254
QCR Holdings, Inc.	23,193	1,125,324
Seacoast Banking Corp. of Florida	9,253	203,196
Sierra Bancorp	6,671	126,482
SmartFinancial, Inc.	4,363	93,237
South Plains Financial, Inc.	2,713	71,732
Southside Bancshares, Inc. (b)	10,287	295,237
SouthState Corp.	23,490	1,582,286
Towne Bank	13,063	299,535
TriCo Bancshares	17,504	560,653
Univest Financial Corp.	9,313	161,860
Veritex Holdings, Inc.	52,141	935,931
Washington Federal, Inc.	32,406	830,242
Wintrust Financial Corp.	24,105	1,819,928

		51,388,026

Beverages—0.2%
Primo Water Corp.	59,019	814,462

Biotechnology—4.9%
2seventy bio, Inc. (a)	57,276	224,522
Agios Pharmaceuticals, Inc. (a)(b)	26,935	666,641
Akero Therapeutics, Inc. (a)	15,970	807,763
Allogene Therapeutics, Inc. (a)(b)	109,954	348,554
Allovir, Inc. (a)(b)	96,616	207,724
Arcellx, Inc. (a)	26,675	957,099
Avidity Biosciences, Inc. (a)	58,852	375,476
BioCryst Pharmaceuticals, Inc. (a)	47,420	335,734
Biohaven Ltd. (a)	1,522	39,587
Bluebird Bio, Inc. (a)	129,434	393,479
Cytokinetics, Inc. (a)(b)	19,461	573,321
EQRx, Inc. (a)	173,846	385,938
Fate Therapeutics, Inc. (a)	159,068	337,224
Generation Bio Co. (a)	161,100	610,569
Geron Corp. (a)	169,753	359,876
Iovance Biotherapeutics, Inc. (a)	110,812	504,195
Kezar Life Sciences, Inc. (a)(b)	128,150	152,499
Kymera Therapeutics, Inc. (a)	58,576	814,206
Lexicon Pharmaceuticals, Inc. (a)(b)	386,070	420,816
MacroGenics, Inc. (a)	143,895	670,551
MoonLake Immunotherapeutics (a)(b)	38,894	2,216,958
Prothena Corp. PLC (a)	21,794	1,051,561
Recursion Pharmaceuticals, Inc. - Class A (a)(b)	43,912	335,927
Relay Therapeutics, Inc. (a)	91,002	765,327
SpringWorks Therapeutics, Inc. (a)(b)	39,254	907,552
Syndax Pharmaceuticals, Inc. (a)	48,539	704,786
Twist Bioscience Corp. (a)	59,995	1,215,499
Veracyte, Inc. (a)	21,969	490,568
Verve Therapeutics, Inc. (a)(b)	63,300	839,358

		17,713,310

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—1.0%
Gibraltar Industries, Inc. (a)	12,318	$831,588
Resideo Technologies, Inc. (a)	26,796	423,377
UFP Industries, Inc.	24,782	2,537,677

		3,792,642

Capital Markets—1.3%
AssetMark Financial Holdings, Inc. (a)	12,568	315,205
Piper Sandler Cos.	3,303	479,959
Stifel Financial Corp.	3,068	188,498
StoneX Group, Inc. (a)	10,366	1,004,673
Victory Capital Holdings, Inc. - Class A	50,952	1,698,740
Virtus Investment Partners, Inc.	4,909	991,569

		4,678,644

Chemicals—1.1%
AdvanSix, Inc.	23,413	727,676
Avient Corp.	14,534	513,341
Ecovyst, Inc. (a)	15,280	150,355
HB Fuller Co. (b)	8,028	550,801
Minerals Technologies, Inc.	9,301	509,323
Sensient Technologies Corp.	8,395	490,940
Tronox Holdings PLC	69,483	933,851

		3,876,287

Commercial Services & Supplies—0.9%
ABM Industries, Inc.	55,191	2,208,192
ACCO Brands Corp.	30,217	173,445
Heritage-Crystal Clean, Inc. (a)	22,976	1,041,962

		3,423,599

Communications Equipment—0.3%
Aviat Networks, Inc. (a)	9,329	291,065
NETGEAR, Inc. (a)	61,381	772,787

		1,063,852

Construction & Engineering—1.7%
API Group Corp. (a)	44,303	1,148,777
Argan, Inc.	20,299	924,010
Comfort Systems USA, Inc.	7,253	1,235,984
MasTec, Inc. (a)	4,916	353,804
MYR Group, Inc. (a)	12,734	1,716,034
Primoris Services Corp.	23,060	754,754

		6,133,363

Construction Materials—0.1%
Summit Materials, Inc. - Class A (a)	11,720	364,961

Consumer Finance—2.4%
Encore Capital Group, Inc. (a)(b)	27,461	1,311,537
Enova International, Inc. (a)	63,788	3,244,896
FirstCash Holdings, Inc.	13,089	1,313,874
Navient Corp.	15,471	266,411
Nelnet, Inc. - Class A	6,472	578,079

Consumer Finance—(Continued)
PROG Holdings, Inc. (a)	53,055	$1,761,956

		8,476,753

Consumer Staples Distribution & Retail—1.0%
Andersons, Inc.	23,392	1,204,922
BJ’s Wholesale Club Holdings, Inc. (a)	8,917	636,406
Sprouts Farmers Market, Inc. (a)(b)	33,578	1,437,139
United Natural Foods, Inc. (a)	28,107	397,433

		3,675,900

Containers & Packaging—0.3%
Greif, Inc. - Class A	10,270	686,139
Myers Industries, Inc.	4,706	84,379
O-I Glass, Inc. (a)	19,654	328,811

		1,099,329

Diversified Consumer Services—0.5%
Laureate Education, Inc.	70,263	990,708
Stride, Inc. (a)	16,527	744,211

		1,734,919

Diversified REITs—0.8%
Alexander & Baldwin, Inc. (a)	13,332	223,044
American Assets Trust, Inc.	10,104	196,523
Armada Hoffler Properties, Inc.	21,426	219,402
Broadstone Net Lease, Inc.	99,767	1,426,668
Essential Properties Realty Trust, Inc. (b)	40,011	865,438

		2,931,075

Diversified Telecommunication Services—0.6%
ATN International, Inc.	4,288	135,329
EchoStar Corp. - Class A (a)	37,494	628,024
Liberty Latin America Ltd. - Class A (a)	25,385	207,142
Liberty Latin America Ltd. - Class C (a)	152,622	1,245,396

		2,215,891

Electric Utilities—1.3%
IDACORP, Inc.	14,463	1,354,460
MGE Energy, Inc.	17,156	1,175,357
Portland General Electric Co.	49,641	2,009,468

		4,539,285

Electrical Equipment—1.3%
Encore Wire Corp. (b)	20,163	3,678,941
Powell Industries, Inc.	10,570	876,253

		4,555,194

Electronic Equipment, Instruments & Components—1.8%
Belden, Inc.	4,819	465,275
Benchmark Electronics, Inc.	39,247	952,132
Knowles Corp. (a)	186,430	2,761,028
OSI Systems, Inc. (a)	13,417	1,583,743
ScanSource, Inc. (a)	25,787	781,604

		6,543,782

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.8%
ChampionX Corp.	12,510	$445,606
Helmerich & Payne, Inc.	23,014	970,270
Liberty Energy, Inc.	83,887	1,553,587
Noble Corp. PLC (a)(b)	22,039	1,116,276
Oil States International, Inc. (a)	69,322	580,225
Patterson-UTI Energy, Inc. (b)	73,982	1,023,911
Select Water Solutions, Inc.	91,677	728,832

		6,418,707

Financial Services—5.1%
Essent Group Ltd.	70,967	3,356,029
Federal Agricultural Mortgage Corp. - Class C	2,200	339,460
Jackson Financial, Inc. - Class A	43,330	1,656,073
Merchants Bancorp	59,842	1,658,820
Mr. Cooper Group, Inc. (a)	67,770	3,629,761
NMI Holdings, Inc. - Class A (a)	51,795	1,403,127
PennyMac Financial Services, Inc. (b)	14,223	947,252
Radian Group, Inc. (b)	81,521	2,046,992
Repay Holdings Corp. (a)	224,159	1,701,367
StoneCo Ltd. - Class A (a)	153,612	1,639,040
Waterstone Financial, Inc.	897	9,822

		18,387,743

Food Products—1.2%
Darling Ingredients, Inc. (a)	16,747	874,193
Hostess Brands, Inc. (a)	69,880	2,327,703
John B Sanfilippo & Son, Inc.	9,647	953,124

		4,155,020

Gas Utilities—1.2%
Chesapeake Utilities Corp.	7,474	730,584
New Jersey Resources Corp.	17,465	709,603
Northwest Natural Holding Co.	21,870	834,559
ONE Gas, Inc.	16,273	1,111,121
Southwest Gas Holdings, Inc. (a)	1,301	78,593
Spire, Inc. (b)	18,326	1,036,885

		4,501,345

Ground Transportation—0.6%
ArcBest Corp.	22,727	2,310,199

Health Care Equipment & Supplies—1.4%
Alphatec Holdings, Inc. (a)(b)	100,999	1,309,957
Inari Medical, Inc. (a)	21,105	1,380,267
RxSight, Inc. (a)	69,344	1,934,004
Sight Sciences, Inc. (a)	147,503	497,085

		5,121,313

Health Care Providers & Services—0.8%
AdaptHealth Corp. (a)	80,667	734,070
Fulgent Genetics, Inc. (a)	18,172	485,919
ModivCare, Inc. (a)	14,214	447,883
NeoGenomics, Inc. (a)	70,951	872,698
Surgery Partners, Inc. (a)(b)	13,781	403,094

		2,943,664

Health Care REITs—1.0%
CareTrust REIT, Inc.	27,653	$566,887
Community Healthcare Trust, Inc.	12,312	365,667
Global Medical REIT, Inc.	16,056	144,022
Physicians Realty Trust (b)	124,827	1,521,641
Sabra Health Care REIT, Inc.	70,645	984,791

		3,583,008

Health Care Technology—1.0%
Evolent Health, Inc. - Class A (a)	49,256	1,341,241
Health Catalyst, Inc. (a)	127,825	1,293,589
Phreesia, Inc. (a)	22,976	429,192
Veradigm, Inc. (a)	30,146	396,118

		3,460,140

Hotel & Resort REITs—1.7%
Apple Hospitality REIT, Inc.	144,774	2,220,833
DiamondRock Hospitality Co.	61,744	495,804
RLJ Lodging Trust	113,928	1,115,355
Ryman Hospitality Properties, Inc.	22,729	1,892,871
Xenia Hotels & Resorts, Inc.	19,557	230,382

		5,955,245

Hotels, Restaurants & Leisure—2.3%
Bloomin’ Brands, Inc. (b)	33,578	825,683
Bluegreen Vacations Holding Corp.	34,824	1,277,344
Dine Brands Global, Inc.	16,139	798,074
Full House Resorts, Inc. (a)	69,676	297,517
International Game Technology PLC	22,483	681,685
Light & Wonder, Inc. (a)	31,267	2,230,275
Marriott Vacations Worldwide Corp.	5,813	584,962
SeaWorld Entertainment, Inc. (a)	31,478	1,455,857

		8,151,397

Household Durables—3.2%
GoPro, Inc. - Class A (a)	231,314	726,326
M/I Homes, Inc. (a)	36,453	3,063,510
Meritage Homes Corp.	28,032	3,430,836
Taylor Morrison Home Corp. (a)	63,223	2,693,932
Tri Pointe Homes, Inc. (a)	56,505	1,545,412

		11,460,016

Household Products—0.7%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	63,448	2,543,630

Independent Power and Renewable Electricity Producers—0.3%
Clearway Energy, Inc. - Class A	26,939	536,625
Clearway Energy, Inc. - Class C	33,773	714,637

		1,251,262

Industrial REITs—1.5%
First Industrial Realty Trust, Inc.	7,890	375,485

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial REITs—(Continued)
Innovative Industrial Properties, Inc.	5,837	$441,627
LXP Industrial Trust	87,475	778,528
Plymouth Industrial REIT, Inc.	34,429	721,288
STAG Industrial, Inc.	52,820	1,822,818
Terreno Realty Corp.	21,264	1,207,795

		5,347,541

Insurance—1.1%
American Equity Investment Life Holding Co.	24,041	1,289,559
CNO Financial Group, Inc.	17,218	408,583
Employers Holdings, Inc.	7,992	319,280
James River Group Holdings Ltd.	26,454	406,069
RLI Corp.	8,498	1,154,793
Skyward Specialty Insurance Group, Inc. (a)(b)	11,971	327,527

		3,905,811

Interactive Media & Services—0.2%
Cars.com, Inc. (a)	16,997	286,570
QuinStreet, Inc. (a)	37,620	337,451

		624,021

IT Services—0.4%
Information Services Group, Inc.	217,254	951,572
Unisys Corp. (a)	190,319	656,601

		1,608,173

Leisure Products—0.3%
Topgolf Callaway Brands Corp. (a)(b)	91,379	1,264,685

Life Sciences Tools & Services—0.2%
Pacific Biosciences of California, Inc. (a)(b)	71,919	600,524

Machinery—1.5%
3D Systems Corp. (a)	62,108	304,950
AGCO Corp.	12,568	1,486,543
Albany International Corp. - Class A	2,353	203,017
EnPro Industries, Inc.	3,183	385,748
Luxfer Holdings PLC	7,447	97,183
Mueller Industries, Inc. (b)	27,497	2,066,675
Terex Corp.	16,250	936,325

		5,480,441

Marine Transportation—0.5%
Matson, Inc.	19,046	1,689,761
Safe Bulkers, Inc.	54,230	175,705

		1,865,466

Media—0.8%
AMC Networks, Inc. - Class A (a)	32,831	386,749
Entravision Communications Corp. - Class A	146,599	535,086
Gray Television, Inc.	117,388	812,325
John Wiley & Sons, Inc. - Class A	5,146	191,277
Magnite, Inc. (a)(b)	70,702	533,093
Thryv Holdings, Inc. (a)	24,084	452,057

		2,910,587

Metals & Mining—2.3%
Alpha Metallurgical Resources, Inc.	6,918	1,796,812
Arch Resources, Inc.	5,505	939,483
Commercial Metals Co.	63,515	3,138,276
Constellium SE (a)	39,792	724,215
Olympic Steel, Inc.	3,516	197,634
Ryerson Holding Corp.	20,402	593,494
Schnitzer Steel Industries, Inc. - Class A	16,582	461,809
SunCoke Energy, Inc.	32,964	334,585
Warrior Met Coal, Inc.	4,900	250,292

		8,436,600

Mortgage Real Estate Investment Trusts—1.8%
Blackstone Mortgage Trust, Inc. - Class A (b)	26,476	575,853
BrightSpire Capital, Inc.	37,500	234,750
Dynex Capital, Inc. (b)	46,661	557,132
Ellington Financial, Inc. (b)	7,011	87,427
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	7,222	153,107
KKR Real Estate Finance Trust, Inc.	31,122	369,418
Ladder Capital Corp.	87,250	895,185
MFA Financial, Inc.	237,994	2,287,123
PennyMac Mortgage Investment Trust (b)	84,190	1,043,956
Ready Capital Corp. (b)	21,703	219,417

		6,423,368

Multi-Utilities—0.6%
Black Hills Corp.	2,377	120,252
NorthWestern Corp.	18,326	880,748
Unitil Corp.	28,835	1,231,543

		2,232,543

Office REITs—1.1%
Brandywine Realty Trust	127,546	579,059
Corporate Office Properties Trust (b)	71,947	1,714,497
Equity Commonwealth	23,829	437,739
Piedmont Office Realty Trust, Inc. - Class A	88,042	494,796
SL Green Realty Corp. (b)	16,400	611,720

		3,837,811

Oil, Gas & Consumable Fuels—7.0%
Berry Corp.	8,083	66,281
California Resources Corp.	38,318	2,146,191
Chord Energy Corp.	13,907	2,253,908
Civitas Resources, Inc.	10,998	889,408
CNX Resources Corp. (a)(b)	50,447	1,139,093
CONSOL Energy, Inc.	3,800	398,658
CVR Energy, Inc. (b)	29,497	1,003,783
Delek U.S. Holdings, Inc.	4,324	122,845
Dorian LPG Ltd.	45,870	1,317,845
Green Plains, Inc. (a)	21,493	646,939
Gulfport Energy Corp. (a)	9,539	1,131,898
International Seaways, Inc.	24,942	1,122,390
Magnolia Oil & Gas Corp. - Class A (b)	7,900	180,989
Matador Resources Co.	37,040	2,203,139
Murphy Oil Corp.	53,898	2,444,274
Ovintiv, Inc.	26,526	1,261,842
Par Pacific Holdings, Inc. (a)	8,997	323,352

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
PBF Energy, Inc. - Class A	18,042	$965,788
Peabody Energy Corp. (b)	36,427	946,738
REX American Resources Corp. (a)	5,260	214,187
SM Energy Co.	74,915	2,970,380
Teekay Tankers Ltd. - Class A	17,105	712,081
World Kinect Corp.	28,320	635,218

		25,097,227

Paper & Forest Products—0.0%
Louisiana-Pacific Corp.	3,211	177,472

Passenger Airlines—0.8%
Hawaiian Holdings, Inc. (a)(b)	91,461	578,948
Joby Aviation, Inc. (a)(b)	56,300	363,135
SkyWest, Inc. (a)	47,345	1,985,649

		2,927,732

Personal Care Products—0.6%
BellRing Brands, Inc. (a)	8,080	333,138
Edgewell Personal Care Co.	24,077	889,886
Herbalife Ltd. (a)(b)	69,629	974,110

		2,197,134

Pharmaceuticals—0.4%
ANI Pharmaceuticals, Inc. (a)	8,734	507,096
Intra-Cellular Therapies, Inc. (a)	14,312	745,512
NGM Biopharmaceuticals, Inc. (a)	51,904	55,537

		1,308,145

Professional Services—0.3%
Heidrick & Struggles International, Inc.	19,622	490,942
KBR, Inc.	9,023	531,816

		1,022,758

Real Estate Management & Development—0.7%
Forestar Group, Inc. (a)	93,340	2,514,580

Residential REITs—0.3%
Independence Realty Trust, Inc.	26,282	369,788
UMH Properties, Inc.	26,876	376,801
Veris Residential, Inc.	24,600	405,900

		1,152,489

Retail REITs—2.5%
Agree Realty Corp.	54,856	3,030,245
Kite Realty Group Trust	94,155	2,016,800
Phillips Edison & Co., Inc.	14,589	489,315
Regency Centers Corp.	2,776	165,005
Retail Opportunity Investments Corp.	158,354	1,960,423
RPT Realty	43,438	458,705
SITE Centers Corp.	85,096	1,049,234

		9,169,727

Semiconductors & Semiconductor Equipment—2.2%
ACM Research, Inc. - Class A (a)	99,131	1,794,767
Cohu, Inc. (a)	33,269	1,145,784
Photronics, Inc. (a)	85,330	1,724,519
Synaptics, Inc. (a)	25,671	2,296,014
Veeco Instruments, Inc. (a)(b)	28,615	804,368

		7,765,452

Software—2.0%
Adeia, Inc.	78,608	839,533
C3.ai, Inc. - Class A (a)(b)	6,598	168,381
E2open Parent Holdings, Inc. (a)	194,534	883,184
LiveRamp Holdings, Inc. (a)	96,584	2,785,483
Marathon Digital Holdings, Inc. (a)(b)	22,621	192,279
ON24, Inc.	87,809	555,831
Riot Platforms, Inc. (a)(b)	67,470	629,495
Verint Systems, Inc. (a)	31,292	719,403
Xperi, Inc. (a)	62,152	612,819

		7,386,408

Specialized REITs—0.4%
PotlatchDeltic Corp.	32,100	1,457,019

Specialty Retail—2.1%
Academy Sports & Outdoors, Inc.	16,133	762,607
Asbury Automotive Group, Inc. (a)	7,209	1,658,575
Group 1 Automotive, Inc.	8,477	2,277,855
ODP Corp. (a)	27,350	1,262,202
Sally Beauty Holdings, Inc. (a)	61,677	516,853
Signet Jewelers Ltd. (b)	14,666	1,053,165

		7,531,257

Technology Hardware, Storage & Peripherals—0.4%
Avid Technology, Inc. (a)	49,025	1,317,302

Textiles, Apparel & Luxury Goods—0.3%
G-III Apparel Group Ltd. (a)	44,431	1,107,220

Trading Companies & Distributors—4.8%
Beacon Roofing Supply, Inc. (a)	40,536	3,128,163
BlueLinx Holdings, Inc. (a)	10,950	898,885
Boise Cascade Co.	15,366	1,583,313
GATX Corp.	3,405	370,566
GMS, Inc. (a)	18,929	1,210,888
MRC Global, Inc. (a)	90,626	928,916
NOW, Inc. (a)	179,742	2,133,537
Rush Enterprises, Inc. - Class A	101,755	4,154,657
Titan Machinery, Inc. (a)	13,979	371,562
Veritiv Corp.	2,381	402,151
WESCO International, Inc. (b)	13,980	2,010,604

		17,193,242

Water Utilities—0.3%
American States Water Co.	11,682	919,140

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.2%
Gogo, Inc. (a)	50,712	$604,994

Total Common Stocks (Cost $355,921,749)		350,749,310

Short-Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $7,826,791; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $7,981,695.	7,825,160	7,825,160

Total Short-Term Investments (Cost $7,825,160)		7,825,160

Securities Lending Reinvestments (c)—2.2%

Repurchase Agreements—0.9%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $100,106; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $102,002.	100,000	100,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $936,286; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $954,590.	935,873	935,873
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $200,207; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $204,956.	200,000	200,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $1,000,455; collateralized by various Common Stock with an aggregate market value of $1,115,995.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $65,674; collateralized by various Common Stock with an aggregate market value of $73,063.	65,644	65,644
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $150,068; collateralized by various Common Stock with an aggregate market value of $165,075.	150,000	150,000

		3,451,517

Mutual Funds—1.3%
Allspring Government Money Market Fund, Select Class 5.270% (d)	700,000	700,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (d)	700,000	700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (d)	700,000	700,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (d)	100,000	100,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (d)	700,000	700,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (d)	700,000	700,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (d)	1,000,000	1,000,000

		4,600,000

Total Securities Lending Reinvestments (Cost $8,051,517)		8,051,517

Total Investments—101.8% (Cost $371,798,426)		366,625,987
Other assets and liabilities (net)—(1.8)%		(6,481,724)

Net Assets—100.0%		$360,144,263

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $25,906,696 and the collateral received consisted of cash in the amount of $8,051,517 and non-cash collateral with a value of $19,038,233. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/15/23	94	USD	8,453,420	$(299,200)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$350,749,310	$—	$—	$350,749,310
Total Short-Term Investment*	—	7,825,160	—	7,825,160
Securities Lending Reinvestments
Repurchase Agreements	—	3,451,517	—	3,451,517
Mutual Funds	4,600,000	—	—	4,600,000
Total Securities Lending Reinvestments	4,600,000	3,451,517	—	8,051,517
Total Investments	$355,349,310	$11,276,677	$—	$366,625,987

Collateral for Securities Loaned (Liability)	$—	$(8,051,517)	$—	$(8,051,517)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(299,200)	$—	$—	$(299,200)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-213

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—67.5% of Net Assets

Security Description	Shares	Value

Banks—2.4%
JPMorgan Chase & Co.	40,505	$5,874,035
Zions Bancorp NA	78,461	2,737,504

		8,611,539

Broadline Retail—3.3%
Amazon.com, Inc. (a)	91,514	11,633,260

Building Products—0.6%
Trane Technologies PLC	10,890	2,209,690

Capital Markets—6.6%
BlackRock, Inc.	9,283	6,001,367
Goldman Sachs Group, Inc.	13,439	4,348,457
London Stock Exchange Group PLC	27,762	2,786,941
S&P Global, Inc.	28,262	10,327,217

		23,463,982

Chemicals—2.8%
Linde PLC	26,789	9,974,884

Construction & Engineering—1.0%
Vinci SA	31,575	3,495,566

Consumer Staples Distribution & Retail—2.1%
Costco Wholesale Corp.	13,240	7,480,070

Electrical Equipment—0.5%
Schneider Electric SE	10,764	1,774,583

Electronic Equipment, Instruments & Components—0.8%
Halma PLC	116,000	2,725,277

Financial Services—2.9%
Mastercard, Inc. - Class A	26,120	10,341,169

Health Care Providers & Services—2.7%
UnitedHealth Group, Inc.	18,853	9,505,494

Hotels, Restaurants & Leisure—2.6%
Airbnb, Inc. - Class A (a) (b)	68,021	9,333,161

Interactive Media & Services—3.3%
Alphabet, Inc. - Class A (a)	89,656	11,732,384

IT Services—4.4%
Accenture PLC - Class A	30,807	9,461,138
Nomura Research Institute Ltd.	236,300	6,149,463

		15,610,601

Life Sciences Tools & Services—5.4%
Danaher Corp.	31,707	7,866,507
IQVIA Holdings, Inc. (a)	30,202	5,942,243
Mettler-Toledo International, Inc. (a)	4,799	5,317,628

		19,126,378

Machinery—5.8%
Atlas Copco AB - A Shares	633,619	8,489,149
Cummins, Inc.	28,092	6,417,898
Parker-Hannifin Corp.	14,881	5,796,447

		20,703,494

Oil, Gas & Consumable Fuels—1.1%
Diamondback Energy, Inc. (b)	25,873	4,007,210

Semiconductors & Semiconductor Equipment—6.8%
ASML Holding NV	14,982	8,798,017
NVIDIA Corp.	14,604	6,352,594
Taiwan Semiconductor Manufacturing Co. Ltd.	342,000	5,550,007
Texas Instruments, Inc.	22,730	3,614,297

		24,314,915

Software—5.5%
Adobe, Inc. (a)	10,083	5,141,322
Roper Technologies, Inc.	15,655	7,581,404
Salesforce, Inc. (a)	34,253	6,945,823

		19,668,549

Specialty Retail—3.5%
Home Depot, Inc.	26,216	7,921,427
O’Reilly Automotive, Inc. (a) (b)	4,922	4,473,409

		12,394,836

Textiles, Apparel & Luxury Goods—3.4%
LVMH Moet Hennessy Louis Vuitton SE	9,169	6,917,339
NIKE, Inc.—Class B	56,154	5,369,445

		12,286,784

Total Common Stocks (Cost $196,675,651)		240,393,826

Corporate Bonds & Notes—18.5%

Aerospace/Defense—0.1%
Embraer Netherlands Finance BV 7.000%, 07/28/30 (144A)	200,000	198,391
TransDigm, Inc. 6.250%, 03/15/26 (144A)	55,000	54,042
6.750%, 08/15/28 (144A)	30,000	29,535

		281,968

Airlines—0.2%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	171,120	149,706
4.125%, 12/15/27 (144A)	115,929	104,135
American Airlines Pass-Through Trust 3.700%, 10/15/25	59,336	56,345
3.750%, 10/15/25	128,473	120,478
4.950%, 02/15/25	72,250	69,997

BHFTI-214

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500%, 06/20/27 (144A)	112,000	$110,970
United Airlines Pass-Through Trust 3.650%, 10/07/25	52,894	49,846
5.875%, 10/15/27	177,537	176,020

		837,497

Auto Manufacturers—0.6%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	96,899
General Motors Co. 5.200%, 04/01/45	245,000	190,492
6.250%, 10/02/43	55,000	49,277
General Motors Financial Co., Inc. 3.100%, 01/12/32	70,000	54,158
6.400%, 01/09/33 (b)	235,000	229,502
General Motors Financial of Canada Ltd. 3.250%, 11/07/23 (CAD)	110,000	80,807
Hyundai Capital America 0.875%, 06/14/24 (144A)	350,000	337,509
2.650%, 02/10/25 (144A)	110,000	105,053
2.750%, 09/27/26 (144A)	500,000	455,853
6.375%, 04/08/30 (144A)	175,000	174,811
Kia Corp. 1.750%, 10/16/26 (144A)	200,000	176,841
Toyota Motor Corp. 5.123%, 07/13/33	240,000	234,149

		2,185,351

Auto Parts & Equipment—0.0%
Aptiv PLC 1.600%, 09/15/28 (EUR)	100,000	93,146

Banks—2.4%
ANZ New Zealand International Ltd. 1.250%, 06/22/26 (144A)	375,000	332,968
Banco de Chile 2.990%, 12/09/31 (144A)	200,000	163,394
Banco Santander Chile 3.177%, 10/26/31 (144A)	250,000	207,306
Banco Santander SA 1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	174,880
Bank of America Corp. 2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	102,000	74,223
Bank of Montreal 0.949%, SOFR + 0.603%, 01/22/27 (b) (c)	500,000	445,819
Barclays PLC 3.650%, 03/16/25	225,000	216,617
BNP Paribas SA 4.625%, 03/13/27 (144A)	355,000	336,576
CaixaBank SA 6.250%, 5Y EUR Swap + 3.550%, 02/23/33 (EUR) (c)	100,000	105,915
Credit Agricole SA 4.375%, 03/17/25 (144A)	200,000	193,260

Banks—(Continued)
Deutsche Bank AG
2.552%, SOFR + 1.318%, 01/07/28 (b) (c)	170,000	148,352
3.729%, SOFR + 2.757%, 01/14/32 (c)	404,000	300,735
DNB Bank ASA 1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	361,984
ING Groep NV 1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	188,429
Kookmin Bank 1.375%, 05/06/26 (144A)	315,000	283,322
Lloyds Banking Group PLC 3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	196,106
Macquarie Group Ltd. 1.629%, SOFR + 0.910%, 09/23/27 (144A) (c)	425,000	371,279
2.871%, SOFR + 1.532%, 01/14/33 (144A) (c)	505,000	381,678
Mitsubishi UFJ Financial Group, Inc. 1.640%, 1Y H15 + 0.670%, 10/13/27 (c)	300,000	264,508
2.341%, 1Y H15 + 0.830%, 01/19/28 (c)	245,000	217,942
Mizuho Financial Group, Inc. 2.564%, 09/13/31	205,000	155,149
Santander Holdings USA, Inc. 3.450%, 06/02/25	100,000	95,110
Societe Generale SA 4.750%, 11/24/25 (144A)	260,000	248,691
Standard Chartered PLC 3.125%, 11/19/24 (EUR)	250,000	260,068
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (c)	200,000	192,528
Sumitomo Mitsui Financial Group, Inc. 1.402%, 09/17/26	310,000	272,622
5.766%, 01/13/33	200,000	195,463
Swedbank AB 6.136%, 09/12/26 (144A)	200,000	199,184
Toronto-Dominion Bank 1.950%, 01/12/27	730,000	650,206
UBS Group AG 2.193%, SOFR + 2.044%, 06/05/26 (144A) (c)	250,000	232,515
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	260,000	205,361
9.016%, SOFR + 5.020%, 11/15/33 (144A) (c)	250,000	288,704
UniCredit SpA 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	306,160
Westpac Banking Corp. 1.953%, 11/20/28	400,000	338,467

		8,605,521

Beverages—0.1%
Anheuser-Busch InBev SA 2.000%, 01/23/35 (EUR)	345,000	295,822
Diageo Capital PLC 2.125%, 04/29/32	200,000	154,581

		450,403

Building Materials—0.2%
Cemex SAB de CV 3.875%, 07/11/31 (144A)	600,000	502,569
JELD-WEN, Inc. 4.875%, 12/15/27 (144A) (b)	75,000	66,178

BHFTI-215

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Masco Corp. 6.500%, 08/15/32	8,000	$8,059
7.750%, 08/01/29	94,000	101,918

		678,724

Chemicals—0.3%
Albemarle Corp. 5.050%, 06/01/32	200,000	181,445
Ashland, Inc. 3.375%, 09/01/31 (144A)	55,000	42,770
Braskem Netherlands Finance BV 4.500%, 01/10/28 (b)	200,000	176,896
4.500%, 01/31/30	200,000	163,006
Celanese U.S. Holdings LLC 6.330%, 07/15/29	40,000	39,208
6.379%, 07/15/32	30,000	28,906
6.700%, 11/15/33	25,000	24,335
Orbia Advance Corp. SAB de CV 1.875%, 05/11/26 (144A)	210,000	186,999
4.000%, 10/04/27	200,000	183,728

		1,027,293

Commercial Services—0.0%
Block, Inc. 3.500%, 06/01/31	55,000	43,206
Gartner, Inc. 3.625%, 06/15/29 (144A)	10,000	8,555
TriNet Group, Inc. 3.500%, 03/01/29 (144A)	30,000	25,265

		77,026

Computers—0.0%
Seagate HDD Cayman 4.091%, 06/01/29	10,000	8,627
9.625%, 12/01/32 (144A)	7,650	8,243
Western Digital Corp. 2.850%, 02/01/29	10,000	8,028
3.100%, 02/01/32	10,000	7,364

		32,262

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	160,000	137,197
3.300%, 01/30/32	260,000	206,677
Aircastle Ltd. 5.250%, 5Y H15 + 4.410%, 06/15/26 (144A) (c)	35,000	27,522
Ally Financial, Inc. 4.700%, 5Y H15 + 3.868%, 05/15/26 (c)	125,000	85,780
4.700%, 7Y H15 + 3.481%, 05/15/28 (c)	150,000	93,929
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%, 01/30/32	175,000	131,353
Brookfield Finance, Inc. 3.900%, 01/25/28	185,000	170,395

Diversified Financial Services—(Continued)
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/30 (144A)	55,000	44,656
5.500%, 08/15/28 (144A)	110,000	97,027
Nomura Holdings, Inc. 2.710%, 01/22/29	245,000	204,926
OneMain Finance Corp. 3.500%, 01/15/27	305,000	261,156
4.000%, 09/15/30	50,000	37,518
5.375%, 11/15/29	20,000	16,750
8.250%, 10/01/23	65,000	65,000
Power Finance Corp. Ltd. 3.950%, 04/23/30 (144A)	200,000	173,764
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A)	1,270,000	1,118,476
3.625%, 03/01/29 (144A) (b)	365,000	301,758
3.625%, 03/01/29	720,000	595,249
3.875%, 03/01/31 (144A)	1,330,000	1,060,502
4.000%, 10/15/33 (144A)	370,000	279,418
Shriram Finance Ltd. 4.400%, 03/13/24	245,000	241,448
Unifin Financiera SAB de CV 7.250%, 09/27/23 (d)	245,000	2,940
9.875%, 01/28/29 (d)	250,000	4,938

		5,358,379

Electric—0.6%
AES Corp. 3.950%, 07/15/30 (144A)	20,000	17,238
CEZ AS 0.875%, 12/02/26 (EUR)	175,000	164,828
3.000%, 06/05/28 (EUR)	125,000	123,860
Colbun SA 3.150%, 03/06/30	295,000	246,165
EDP Finance BV 1.710%, 01/24/28 (144A)	205,000	172,873
Electricite de France SA 4.875%, 09/21/38 (144A)	200,000	162,588
Empresas Publicas de Medellin ESP 4.250%, 07/18/29 (144A)	200,000	160,487
Enel Chile SA 4.875%, 06/12/28	110,000	104,630
Engie Energia Chile SA 3.400%, 01/28/30	305,000	253,680
Engie SA 1.250%, 10/24/41 (EUR)	200,000	123,103
Korea East-West Power Co. Ltd. 1.750%, 05/06/25 (144A)	200,000	187,620
Naturgy Finance BV 1.500%, 01/29/28 (EUR)	200,000	191,573
Orsted AS 2.125%, 05/17/27 (GBP)	215,000	233,559
Pacific Gas & Electric Co. 5.450%, 06/15/27	35,000	33,685

		2,175,889

BHFTI-216

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.2%
Cellnex Telecom SA 1.750%, 10/23/30 (EUR)	400,000	$343,069
Fraport AG Frankfurt Airport Services Worldwide 1.875%, 03/31/28 (EUR)	355,000	336,561
Sydney Airport Finance Co. Pty. Ltd. 3.375%, 04/30/25 (144A)	40,000	38,391
TopBuild Corp. 4.125%, 02/15/32 (144A)	40,000	32,474

		750,495

Entertainment—0.2%
Everi Holdings, Inc. 5.000%, 07/15/29 (144A)	10,000	8,607
Light & Wonder International, Inc. 7.000%, 05/15/28 (144A)	160,000	157,266
7.250%, 11/15/29 (144A)	60,000	58,800
7.500%, 09/01/31 (144A)	30,000	29,650
Warnermedia Holdings, Inc. 4.279%, 03/15/32 (b)	320,000	271,622

		525,945

Environmental Control—0.1%
Covanta Holding Corp. 4.875%, 12/01/29 (144A)	230,000	188,692

Food—0.2%
Fonterra Co.-operative Group Ltd. 5.500%, 02/26/24 (AUD)	500,000	322,360
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.750%, 12/01/31	85,000	68,088
Pilgrim’s Pride Corp. 3.500%, 03/01/32	125,000	96,663
4.250%, 04/15/31	40,000	33,368
Post Holdings, Inc. 4.500%, 09/15/31 (144A)	105,000	87,391
Sigma Alimentos SA de CV 4.125%, 05/02/26	200,000	189,956

		797,826

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion SA 4.500%, 08/01/24	200,000	195,830
Suzano Austria GmbH 2.500%, 09/15/28	255,000	211,875
3.125%, 01/15/32	125,000	96,001
3.750%, 01/15/31	60,000	49,318

		553,024

Healthcare-Products—0.0%
DH Europe Finance II Sarl 0.750%, 09/18/31 (EUR)	140,000	115,706

Healthcare-Services—0.1%
Centene Corp. 2.500%, 03/01/31	275,000	211,260
2.625%, 08/01/31	5,000	3,830
3.000%, 10/15/30	185,000	149,223
Charles River Laboratories International, Inc. 3.750%, 03/15/29 (144A)	20,000	17,149
4.000%, 03/15/31 (144A)	20,000	16,925
Molina Healthcare, Inc. 3.875%, 05/15/32 (144A)	55,000	44,109

		442,496

Holding Companies-Diversified—0.1%
CK Hutchison International 19 Ltd. 3.625%, 04/11/29 (144A) (b)	225,000	203,394

Home Builders—0.0%
Beazer Homes USA, Inc. 7.250%, 10/15/29	120,000	112,599

Household Products/Wares—0.0%
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/31	200,000	163,129

Insurance—0.2%
AIA Group Ltd. 3.200%, 03/11/25 (144A)	200,000	193,191
3.600%, 04/09/29	200,000	181,825
3.900%, 04/06/28 (144A)	260,000	244,101
Athene Global Funding 1.608%, 06/29/26 (144A)	100,000	87,372

		706,489

Internet—1.1%
Alibaba Group Holding Ltd. 3.400%, 12/06/27 (b)	240,000	220,658
Expedia Group, Inc. 2.950%, 03/15/31	400,000	322,258
Netflix, Inc. 4.875%, 06/15/30 (144A)	265,000	250,878
5.375%, 11/15/29 (144A)	30,000	29,272
Tencent Holdings Ltd. 3.280%, 04/11/24 (144A)	200,000	197,351
Uber Technologies, Inc. 4.500%, 08/15/29 (144A) (b)	1,285,000	1,148,606
6.250%, 01/15/28 (144A)	780,000	762,735
7.500%, 09/15/27 (144A)	730,000	736,062
8.000%, 11/01/26 (144A)	15,000	15,176
Weibo Corp. 3.500%, 07/05/24	200,000	195,438

		3,878,434

Investment Companies—0.8%
Ares Capital Corp. 3.200%, 11/15/31	235,000	179,809
Barings BDC, Inc. 3.300%, 11/23/26	60,000	52,643

BHFTI-217

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Investment Companies—(Continued)
Blue Owl Capital Corp. 2.875%, 06/11/28	225,000	$185,012
4.250%, 01/15/26	570,000	533,256
Blue Owl Technology Finance Corp. 2.500%, 01/15/27	160,000	134,333
4.750%, 12/15/25 (144A)	295,000	272,863
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/29	1,185,000	947,596
4.750%, 09/15/24	20,000	19,263
5.250%, 05/15/27	475,000	417,516
6.375%, 12/15/25	45,000	42,807

		2,785,098

Iron/Steel—0.0%
ArcelorMittal SA 6.750%, 03/01/41	95,000	90,542

Leisure Time—0.5%
Carnival Corp. 5.750%, 03/01/27 (144A)	95,000	85,996
7.000%, 08/15/29 (144A)	20,000	19,721
NCL Corp. Ltd. 5.875%, 03/15/26 (144A)	425,000	392,378
5.875%, 02/15/27 (144A)	220,000	209,213
NCL Finance Ltd. 6.125%, 03/15/28 (144A) (b)	240,000	211,800
Royal Caribbean Cruises Ltd. 4.250%, 07/01/26 (144A)	365,000	334,666
5.500%, 04/01/28 (144A)	450,000	412,646

		1,666,420

Lodging—0.2%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc. 4.875%, 07/01/31 (144A)	70,000	57,066
5.000%, 06/01/29 (144A)	50,000	43,372
Marriott Ownership Resorts, Inc. 4.500%, 06/15/29 (144A)	135,000	113,116
Travel & Leisure Co. 4.500%, 12/01/29 (144A)	530,000	444,537
4.625%, 03/01/30 (144A)	55,000	46,284

		704,375

Machinery-Diversified—0.0%
John Deere Capital Corp. 0.450%, 06/07/24	125,000	120,863

Media—2.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A)	1,325,000	1,054,751
4.250%, 01/15/34 (144A)	545,000	401,271
4.500%, 08/15/30 (144A)	275,000	225,724
4.750%, 02/01/32 (144A) (b)	135,000	108,000
5.125%, 05/01/27 (144A)	60,000	55,903
5.500%, 05/01/26 (144A)	25,000	24,148

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 2.300%, 02/01/32	15,000	10,932
2.800%, 04/01/31	30,000	23,396
3.950%, 06/30/62 (b)	115,000	65,233
4.400%, 04/01/33 (b)	115,000	97,812
4.400%, 12/01/61	635,000	391,222
CSC Holdings LLC 3.375%, 02/15/31 (144A)	1,805,000	1,229,994
4.125%, 12/01/30 (144A)	400,000	283,086
4.500%, 11/15/31 (144A)	405,000	286,651
4.625%, 12/01/30 (144A)	2,495,000	1,326,475
5.375%, 02/01/28 (144A)	200,000	162,822
6.500%, 02/01/29 (144A)	200,000	165,687
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875%, 08/15/27 (144A) (b)	40,000	35,367
DISH DBS Corp. 5.125%, 06/01/29	570,000	315,997
5.250%, 12/01/26 (144A)	560,000	475,916
5.750%, 12/01/28 (144A)	105,000	80,719
Grupo Televisa SAB 7.250%, 05/14/43 (MXN)	6,000,000	211,390
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	135,000	103,204
5.250%, 08/15/27 (144A)	305,000	241,718
Time Warner Cable LLC 4.500%, 09/15/42	45,000	31,177
5.500%, 09/01/41	30,000	23,467
Videotron Ltd. 5.125%, 04/15/27 (144A)	230,000	217,637

		7,649,699

Mining—1.0%
Anglo American Capital PLC 2.625%, 09/10/30 (144A)	200,000	159,768
5.625%, 04/01/30 (144A)	200,000	193,155
AngloGold Ashanti Holdings PLC 3.375%, 11/01/28	300,000	252,313
Antofagasta PLC 5.625%, 05/13/32	200,000	190,558
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	285,000	241,459
Freeport-McMoRan, Inc. 4.375%, 08/01/28	325,000	297,933
5.400%, 11/14/34	540,000	494,229
Glencore Funding LLC 5.700%, 05/08/33 (144A)	285,000	270,245
6.500%, 10/06/33 (144A)	1,395,000	1,392,539

		3,492,199

Multi-National—0.4%
International Bank for Reconstruction & Development 1.200%, 07/22/26 (CAD)	1,315,000	875,689
Nordic Investment Bank 1.500%, 03/13/25 (NOK)	4,930,000	440,151

		1,315,840

BHFTI-218

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—1.0%
Continental Resources, Inc. 2.875%, 04/01/32 (144A)	418,000	$313,019
5.750%, 01/15/31 (144A)	517,000	485,698
Ecopetrol SA 5.875%, 05/28/45	325,000	214,162
Empresa Nacional del Petroleo 3.450%, 09/16/31 (144A)	205,000	163,684
EQT Corp. 3.625%, 05/15/31 (144A)	155,000	131,121
5.000%, 01/15/29	95,000	89,301
5.700%, 04/01/28	20,000	19,602
Equinor ASA 3.625%, 04/06/40	355,000	273,962
Matador Resources Co. 6.875%, 04/15/28 (144A)	20,000	19,637
Occidental Petroleum Corp. 6.625%, 09/01/30	285,000	288,776
7.500%, 05/01/31	5,000	5,306
7.875%, 09/15/31	140,000	151,494
8.875%, 07/15/30	235,000	264,213
Ovintiv, Inc. 6.250%, 07/15/33	55,000	53,180
6.500%, 08/15/34 (b)	105,000	103,411
6.500%, 02/01/38	5,000	4,775
6.625%, 08/15/37	25,000	23,984
7.200%, 11/01/31	5,000	5,147
7.375%, 11/01/31	10,000	10,478
8.125%, 09/15/30	10,000	10,869
Petroleos Mexicanos 5.950%, 01/28/31	450,000	322,088
QatarEnergy 2.250%, 07/12/31 (144A)	305,000	244,199
Raizen Fuels Finance SA 5.300%, 01/20/27 (144A)	200,000	193,976
Southwestern Energy Co. 4.750%, 02/01/32	30,000	25,749

		3,417,831

Packaging & Containers—0.0%
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	102,814

Pharmaceuticals—1.2%
Bausch Health Cos., Inc. 4.875%, 06/01/28 (144A)	1,025,000	582,903
5.000%, 01/30/28 (144A)	125,000	50,901
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	250,000	221,693
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/26 (b)	495,000	441,179
4.100%, 10/01/46	2,080,000	1,302,009
4.750%, 05/09/27	750,000	688,150
7.875%, 09/15/29	605,000	612,904
8.125%, 09/15/31	430,000	444,857

		4,344,596

Pipelines—0.2%
EnLink Midstream LLC 6.500%, 09/01/30 (144A)	10,000	9,700
EnLink Midstream Partners LP 5.450%, 06/01/47	60,000	46,880
Hess Midstream Operations LP 4.250%, 02/15/30 (144A)	85,000	71,675
5.625%, 02/15/26 (144A)	40,000	38,650
Targa Resources Corp. 6.125%, 03/15/33	70,000	68,621
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875%, 02/01/31	15,000	13,435
5.500%, 03/01/30	20,000	18,718
Venture Global Calcasieu Pass LLC 3.875%, 11/01/33 (144A)	115,000	89,289
4.125%, 08/15/31 (144A)	55,000	45,134
Western Midstream Operating LP 4.050%, 02/01/30	60,000	52,446
5.250%, 02/01/50	50,000	38,952
5.300%, 03/01/48	80,000	62,443
5.450%, 04/01/44	15,000	12,092
5.500%, 08/15/48	10,000	7,951

		575,986

Real Estate—0.2%
Blackstone Property Partners Europe Holdings Sarl 1.625%, 04/20/30 (EUR)	215,000	168,384
GAIF Bond Issuer Pty. Ltd. 3.400%, 09/30/26 (144A)	215,000	198,476
Heimstaden Bostad Treasury BV 1.375%, 07/24/28 (EUR)	210,000	161,546
Logicor Financing Sarl 1.625%, 01/17/30 (EUR)	215,000	171,447

		699,853

Real Estate Investment Trusts—0.4%
EPR Properties 3.600%, 11/15/31	30,000	22,238
GLP Capital LP/GLP Financing II, Inc. 3.250%, 01/15/32	45,000	34,924
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	155,000	135,849
Prologis Euro Finance LLC 0.250%, 09/10/27 (EUR)	320,000	291,049
Prologis LP 2.250%, 06/30/29 (GBP)	135,000	136,328
Realty Income Corp. 1.625%, 12/15/30 (GBP)	125,000	113,749
5.125%, 07/06/34 (EUR)	100,000	104,801
SBA Communications Corp. 3.125%, 02/01/29	175,000	145,963
VICI Properties LP/VICI Note Co., Inc. 4.250%, 12/01/26 (144A)	90,000	83,858
4.500%, 09/01/26 (144A)	135,000	126,826
4.625%, 06/15/25 (144A)	60,000	57,941

		1,253,526

BHFTI-219

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.1%
1011778 BC ULC/New Red Finance, Inc. 4.000%, 10/15/30 (144A)	165,000	$137,111
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	150,000	126,420
Yum! Brands, Inc. 4.625%, 01/31/32	200,000	173,484

		437,015

Semiconductors—0.8%
Broadcom, Inc. 2.450%, 02/15/31 (144A) (b)	415,000	324,366
2.600%, 02/15/33 (144A)	380,000	283,360
3.187%, 11/15/36 (144A)	85,000	61,029
3.419%, 04/15/33 (144A)	680,000	543,902
3.469%, 04/15/34 (144A)	625,000	490,882
4.150%, 04/15/32 (144A)	330,000	286,379
Micron Technology, Inc. 5.875%, 02/09/33 (b)	835,000	797,644
SK Hynix, Inc. 2.375%, 01/19/31 (144A)	300,000	225,302

		3,012,864

Software—0.1%
MSCI, Inc. 3.250%, 08/15/33 (144A)	50,000	38,482
Open Text Corp. 6.900%, 12/01/27 (144A)	85,000	85,194
VMware, Inc. 2.200%, 08/15/31	260,000	196,204

		319,880

Telecommunications—0.9%
America Movil SAB de CV 2.125%, 03/10/28 (EUR)	235,000	229,882
2.875%, 05/07/30	200,000	167,427
Bharti Airtel Ltd. 3.250%, 06/03/31	305,000	251,436
CommScope Technologies LLC 5.000%, 03/15/27 (144A)	500,000	283,775
CommScope, Inc. 4.750%, 09/01/29 (144A)	990,000	728,189
KT Corp. 2.500%, 07/18/26 (144A)	210,000	192,827
MTN Mauritius Investments Ltd. 4.755%, 11/11/24 (144A)	400,000	389,000
4.755%, 11/11/24	200,000	194,500
Ooredoo International Finance Ltd. 2.625%, 04/08/31 (144A)	250,000	208,087
T-Mobile USA, Inc. 3.875%, 04/15/30	355,000	314,520
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	197,342

		3,156,985

Transportation—0.1%
Canadian Pacific Railway Co. 1.750%, 12/02/26	265,000	236,428
Rand Parent LLC 8.500%, 02/15/30 (144A) (b)	185,000	171,143

		407,571

Total Corporate Bonds & Notes (Cost $75,445,803)		65,795,645

Foreign Government—7.2%

Banks—0.1%
Corp. Financiera de Desarrollo SA 2.400%, 09/28/27 (144A)	365,000	312,987

Oil & Gas—0.1%
Korea National Oil Corp. 2.125%, 04/18/27 (144A)	240,000	213,842

Regional Government—0.3%
New South Wales Treasury Corp. 2.000%, 03/08/33 (AUD)	1,480,000	735,906
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	200,981
4.500%, 09/08/33	310,000	297,441

		1,234,328

Sovereign—6.7%
Australia Government Bond 0.500%, 09/21/26 (AUD)	2,225,000	1,288,334
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	5,875,000	1,087,178
Brazilian Government International Bond 4.500%, 05/30/29	340,000	317,032
Canada Government Bond 0.500%, 09/01/25 (CAD)	915,000	620,853
Chile Government International Bond 2.550%, 01/27/32 (b)	350,000	282,619
Colombia Government International Bonds 3.875%, 04/25/27	200,000	181,878
7.500%, 02/02/34	200,000	188,844
Colombia TES 6.250%, 11/26/25 (COP)	1,305,500,000	294,556
7.500%, 08/26/26 (COP)	4,868,600,000	1,097,552
Dominican Republic International Bonds 4.500%, 01/30/30 (144A)	235,000	198,856
4.875%, 09/23/32 (144A)	150,000	121,663
6.000%, 07/19/28 (144A)	200,000	189,682
8.625%, 04/20/27 (144A)	200,000	205,761
Ecuador Government International Bond 6.000%, 07/31/30 (e)	435,000	221,154
Export-Import Bank of India 2.250%, 01/13/31 (144A)	310,000	240,467

BHFTI-220

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bonds 2.850%, 02/14/30	200,000	$170,046
4.125%, 01/15/25 (144A)	200,000	196,617
Indonesia Treasury Bonds 7.000%, 09/15/30 (IDR)	5,500,000,000	359,915
7.500%, 05/15/38 (IDR)	6,358,000,000	431,028
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	405,000	332,126
3.400%, 03/18/24 (EUR)	65,000	68,665
Italy Buoni Poliennali Del Tesoro 1.350%, 04/01/30 (EUR)	895,000	787,994
2.000%, 02/01/28 (EUR)	325,000	315,792
Japan Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (f)	89,217,245	629,249
Japan Government Ten Year Bond 0.400%, 06/20/33 (JPY)	92,300,000	597,059
Korea Treasury Bonds 0.875%, 12/10/23 (KRW)	500,000,000	368,686
1.125%, 09/10/25 (KRW)	500,000,000	351,581
Mexican Bonos 5.750%, 03/05/26 (MXN)	24,011,500	1,235,302
7.500%, 06/03/27 (MXN)	8,252,400	432,188
8.000%, 12/07/23 (MXN)	1,835,000	104,512
8.500%, 05/31/29 (MXN)	14,420,800	773,506
Mexico Government International Bonds 3.500%, 02/12/34	200,000	156,381
4.000%, 03/15/15 (EUR)	100,000	71,417
New Zealand Government Bonds 0.500%, 05/15/24 (NZD)	1,150,000	667,417
1.500%, 05/15/31 (NZD)	690,000	316,044
3.000%, 04/20/29 (NZD)	455,000	243,168
Norway Government Bonds 1.750%, 02/17/27 (144A) (NOK)	4,250,000	367,645
2.000%, 04/26/28 (144A) (NOK)	7,595,000	649,132
3.000%, 03/14/24 (144A) (NOK)	1,477,000	137,232
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	184,819
Peruvian Government International Bonds 2.392%, 01/23/26	125,000	115,988
3.000%, 01/15/34 (b)	245,000	188,665
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	269,447
Republic of Poland Government Bonds 1.250%, 10/25/30 (PLN)	3,000,000	518,170
3.250%, 07/25/25 (PLN)	1,445,000	321,053
Republic of South Africa Government Bonds 7.000%, 02/28/31 (ZAR)	11,655,000	482,974
8.875%, 02/28/35 (ZAR)	5,960,000	248,048
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	636,948
Romania Government International Bond 2.000%, 04/14/33 (144A) (EUR)	120,000	87,108
Singapore Government Bond 2.125%, 06/01/26 (SGD)	1,120,000	787,982

Sovereign—(Continued)
Spain Government Bonds 1.600%, 04/30/25 (144A) (EUR)	180,000	184,595
1.950%, 07/30/30 (144A) (EUR)	310,000	295,124
4.400%, 10/31/23 (144A) (EUR)	525,000	555,167
Sweden Government Bonds 0.125%, 05/12/31 (SEK)	4,200,000	311,056
1.500%, 11/13/23 (SEK)	1,045,000	95,399
Turkey Government International Bond 5.250%, 03/13/30	590,000	490,213
United Kingdom Gilt 2.750%, 09/07/24 (GBP)	215,000	256,890
3.250%, 01/31/33 (GBP)	410,000	456,009
4.125%, 01/29/27 (GBP)	585,000	703,493
Uruguay Government International Bonds 4.375%, 01/23/31	170,000	162,516
8.250%, 05/21/31 (UYU)	9,950,000	238,085

		23,888,880

Total Foreign Government (Cost $30,244,089)		25,650,037

U.S. Treasury & Government Agencies—2.9%

U.S. Treasury—2.9%
U.S. Treasury Bonds 2.250%, 02/15/52	1,085,000	665,834
3.625%, 05/15/53	695,000	575,438
4.125%, 08/15/53	660,000	599,156
U.S. Treasury Inflation-Indexed Notes 0.375%, 07/15/27 (f)	1,274,582	1,181,864
U.S. Treasury Notes 0.500%, 11/30/23	270,000	267,860
0.875%, 01/31/24	2,195,000	2,162,332
1.500%, 02/29/24	530,000	521,470
1.875%, 02/15/32	360,000	292,430
2.250%, 03/31/24 (g)	1,735,000	1,707,823
3.375%, 05/15/33	1,870,000	1,695,856
3.750%, 06/30/30	650,000	616,941
4.125%, 06/15/26	155,000	152,130

Total U.S. Treasury & Government Agencies (Cost $10,921,048)		10,439,134

Convertible Bonds—2.4%

Airlines—0.3%
JetBlue Airways Corp. 0.500%, 04/01/26	25,000	19,328
Southwest Airlines Co. 1.250%, 05/01/25	1,015,000	1,007,387

		1,026,715

BHFTI-221

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.6%
BioMarin Pharmaceutical, Inc. 0.599%, 08/01/24	1,590,000	$1,542,300
1.250%, 05/15/27 (b)	50,000	49,530
Livongo Health, Inc. 0.875%, 06/01/25	520,000	475,176

		2,067,006

Entertainment—0.0%
Penn Entertainment, Inc. 2.750%, 05/15/26	20,000	24,274

Healthcare-Services—0.4%
Teladoc Health, Inc. 1.250%, 06/01/27	1,985,000	1,581,847

Internet—0.3%
Etsy, Inc. 0.125%, 09/01/27	10,000	8,000
0.250%, 06/15/28	50,000	37,775
Snap, Inc.
Zero Coupon, 05/01/27	75,000	55,575
Spotify USA, Inc.
Zero Coupon, 03/15/26	70,000	59,535
Uber Technologies, Inc.
Zero Coupon, 12/15/25	830,000	774,321
Zillow Group, Inc. 1.375%, 09/01/26	10,000	11,915

		947,121

Leisure Time—0.1%
NCL Corp. Ltd. 1.125%, 02/15/27	330,000	273,075

Media—0.7%
DISH Network Corp.
Zero Coupon, 12/15/25	975,000	650,812
3.375%, 08/15/26	2,945,000	1,769,945

		2,420,757

Oil & Gas—0.0%
Northern Oil & Gas, Inc. 3.625%, 04/15/29	45,000	55,588

Software—0.0%
Splunk, Inc. 1.125%, 06/15/27	135,000	127,372
Unity Software, Inc.
Zero Coupon, 11/15/26	45,000	35,618

		162,990

Total Convertible Bonds (Cost $11,145,812)		8,559,373

Floating Rate Loans (h)—0.2%

Security Description	Shares/ Principal Amount*	Value

Commercial Services—0.0%
GTCR W Merger Sub LLC
USD Term Loan B, 09/20/30 (i)	45,000	$45,018

Healthcare-Services—0.1%
Star Parent, Inc. 2023 Term Loan B, 09/19/30 (i)	142,633	139,643

Insurance—0.0%
HUB International Ltd.
Term Loan B, 9.584%, 3M TSFR + 4.250%, 06/20/30	35,000	35,149

Internet—0.0%
Uber Technologies, Inc.
Term Loan B, 8.159%, 3M TSFR + 2.750%, 03/03/30	59,564	59,624

Leisure Time—0.1%
Carnival Corp. 2023 Term Loan B, 8.327%, 1M TSFR + 3.000%, 08/08/27	213,900	213,810
Incremental Term Loan B, 8.681%, 1M TSFR + 3.250%, 10/18/28	280,973	280,007

		493,817

Retail—0.0%
1011778 BC Unlimited Liability Co. 2023 Term Loan B5, 7.566%, 1M TSFR + 2.250%, 09/12/30	75,000	74,867

Total Floating Rate Loans (Cost $845,154)		848,118

Municipals—0.1%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $609,836)	610,000	504,833

Convertible Preferred Stock—0.0%

Pipelines—0.0%
El Paso Energy Capital Trust I 4.750%, 03/31/28 (Cost $130,393)	2,834	128,692

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	59,651	43,587

Total Mortgage-Backed Securities (Cost $55,666)		43,587

BHFTI-222

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investments—1.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $3,930,522; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $4,008,371.	3,929,703	$3,929,703

Total Short-Term Investments (Cost $3,929,664)		3,929,703

Securities Lending Reinvestments (j)—0.5%

Repurchase Agreements—0.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $41,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $41,804.	40,983	40,983
HSBC Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $300,132; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 09/30/23 - 05/15/52, and an aggregate market value of $306,135.	300,000	300,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $220,978; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $225,298.	220,881	220,881
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $100,103; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $102,478.	100,000	100,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $75,034; collateralized by various Common Stock with an aggregate market value of $83,700.	75,000	75,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $53,031; collateralized by various Common Stock with an aggregate market value of $58,998.	53,007	53,007

		789,871

Mutual Funds—0.3%
Allspring Government Money Market Fund, Select Class 5.270% (k)	150,000	150,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (k)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (k)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (k)	200,000	200,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (k)	100,000	100,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (k)	100,000	100,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (k)	150,000	150,000

		900,000

Total Securities Lending Reinvestments (Cost $1,689,871)		1,689,871

Total Investments—100.4% (Cost $331,692,987)		357,982,819
Other assets and liabilities (net)—(0.4)%		(1,601,691)

Net Assets—100.0%		$356,381,128

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $11,914,080 and the collateral received consisted of cash in the amount of $1,689,871 and non-cash collateral with a value of $10,523,732. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $502,011.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected

BHFTI-223

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after September 30, 2023, at which time the interest rate will be determined.
(j)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(k)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $38,916,937, which is 10.9% of net assets.

Country Diversification as of September 30, 2023 (Unaudited)	% of Net Assets
United States	70.2
France	3.7
Sweden	2.6
Netherlands	2.5
Japan	2.5
United Kingdom	2.2
Taiwan	1.6
Mexico	1.4
Israel	1.0
Canada	1.0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	9,535,000	MSC	12/20/23	USD	10,253,825	$(135,986)
GBP	506,000	UBSA	12/20/23	USD	627,693	(9,987)
JPY	1,030,640,000	MSC	12/20/23	USD	7,114,289	(128,623)

Contracts to Deliver
AUD	2,345,000	HSBCU	12/20/23	USD	1,514,635	2,866
CAD	485,000	CBNA	12/20/23	USD	358,217	698
COP	5,516,862,000	UBSA	12/20/23	USD	1,366,575	40,492
IDR	12,100,000,000	UBSA	12/20/23	USD	785,081	2,304
KRW	935,594,000	BOA	12/20/23	USD	707,337	10,860
MXN	29,008,000	BOA	12/20/23	USD	1,669,642	26,812
NZD	660,000	MSC	12/20/23	USD	391,330	(4,254)

Cross Currency Contracts to Buy
EUR	330,879	MSC	12/20/23	NOK	3,786,000	(3,606)

Net Unrealized Depreciation						$(198,424)

Futures Contracts

Futures Contracts — Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/19/23	108	USD	12,288,375	$(670,460)
U.S. Treasury Note 10 Year Futures	12/19/23	23	USD	2,485,438	(48,765)
U.S. Treasury Note 2 Year Futures	12/29/23	25	USD	5,067,773	(12,799)
U.S. Treasury Note 5 Year Futures	12/29/23	56	USD	5,900,125	(51,685)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	(58)	USD	(6,470,625)	181,713
U.S. Treasury Ultra Long Bond Futures	12/19/23	(25)	USD	(2,967,188)	181,319

Net Unrealized Depreciation					$(420,677)

BHFTI-224

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(HSBCU)—	HSBC Bank USA
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(CPI)—	Consumer Price Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.

BHFTI-225

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$8,611,539	$—	$—	$8,611,539
Broadline Retail	11,633,260	—	—	11,633,260
Building Products	2,209,690	—	—	2,209,690
Capital Markets	20,677,041	2,786,941	—	23,463,982
Chemicals	9,974,884	—	—	9,974,884
Construction & Engineering	—	3,495,566	—	3,495,566
Consumer Staples Distribution & Retail	7,480,070	—	—	7,480,070
Electrical Equipment	—	1,774,583	—	1,774,583
Electronic Equipment, Instruments & Components	—	2,725,277	—	2,725,277
Financial Services	10,341,169	—	—	10,341,169
Health Care Providers & Services	9,505,494	—	—	9,505,494
Hotels, Restaurants & Leisure	9,333,161	—	—	9,333,161
Interactive Media & Services	11,732,384	—	—	11,732,384
IT Services	9,461,138	6,149,463	—	15,610,601
Life Sciences Tools & Services	19,126,378	—	—	19,126,378
Machinery	12,214,345	8,489,149	—	20,703,494
Oil, Gas & Consumable Fuels	4,007,210	—	—	4,007,210
Semiconductors & Semiconductor Equipment	9,966,891	14,348,024	—	24,314,915
Software	19,668,549	—	—	19,668,549
Specialty Retail	12,394,836	—	—	12,394,836
Textiles, Apparel & Luxury Goods	5,369,445	6,917,339	—	12,286,784
Total Common Stocks	193,707,484	46,686,342	—	240,393,826
Total Corporate Bonds & Notes*	—	65,795,645	—	65,795,645
Total Foreign Government*	—	25,650,037	—	25,650,037
Total U.S. Treasury & Government Agencies*	—	10,439,134	—	10,439,134
Total Convertible Bonds*	—	8,559,373	—	8,559,373
Total Floating Rate Loans*	—	848,118	—	848,118
Total Municipals*	—	504,833	—	504,833
Total Convertible Preferred Stock*	128,692	—	—	128,692
Total Mortgage-Backed Securities*	—	43,587	—	43,587
Total Short-Term Investments*	—	3,929,703	—	3,929,703

BHFTI-226

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$789,871	$—	$789,871
Mutual Funds	900,000	—	—	900,000
Total Securities Lending Reinvestments	900,000	789,871	—	1,689,871
Total Investments	$194,736,176	$163,246,643	$—	$357,982,819

Collateral for Securities Loaned (Liability)	$—	$(1,689,871)	$—	$(1,689,871)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$84,032	$—	$84,032
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(282,456)	—	(282,456)
Total Forward Contracts	$—	$(198,424)	$—	$(198,424)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$363,032	$—	$—	$363,032
Futures Contracts (Unrealized Depreciation)	(783,709)	—	—	(783,709)
Total Futures Contracts	$(420,677)	$—	$—	$(420,677)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-227

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.8%
Boeing Co. (a)	686,009	$131,494,205

Air Freight & Logistics—1.6%
Expeditors International of Washington, Inc. (b)	395,970	45,390,041

Automobiles—6.0%
Tesla, Inc. (a)	657,797	164,593,965

Beverages—3.2%
Monster Beverage Corp. (a)	1,650,691	87,404,088

Biotechnology—5.0%
Regeneron Pharmaceuticals, Inc. (a)	78,132	64,299,511
Vertex Pharmaceuticals, Inc. (a)	210,061	73,046,612

		137,346,123

Broadline Retail—6.3%
Alibaba Group Holding Ltd. (ADR) (a)	328,002	28,450,894
Amazon.com, Inc. (a)	1,133,461	144,085,562

		172,536,456

Capital Markets—3.0%
FactSet Research Systems, Inc.	104,332	45,620,210
SEI Investments Co.	594,322	35,796,014

		81,416,224

Entertainment—6.7%
Netflix, Inc. (a)	281,298	106,218,125
Walt Disney Co. (a)	947,855	76,823,648

		183,041,773

Financial Services—7.3%
Block, Inc. (a)	503,680	22,292,877
PayPal Holdings, Inc. (a)	456,524	26,688,393
Visa, Inc. - Class A (b)	663,667	152,650,047

		201,631,317

Health Care Equipment & Supplies—1.3%
Intuitive Surgical, Inc. (a)	120,888	35,334,354

Hotels, Restaurants & Leisure—3.8%
Starbucks Corp.	558,912	51,011,898
Yum China Holdings, Inc.	320,643	17,866,228
Yum! Brands, Inc. (b)	274,034	34,237,808

		103,115,934

Interactive Media & Services—14.4%
Alphabet, Inc. - Class A (a)	938,320	122,788,555
Alphabet, Inc. - Class C (a)	449,237	59,231,899
Meta Platforms, Inc. - Class A (a)	712,482	213,894,221

		395,914,675

IT Services—1.7%
Shopify, Inc. - Class A (a)	834,679	45,548,433

Life Sciences Tools & Services—2.6%
Illumina, Inc. (a)	261,059	35,838,180
Thermo Fisher Scientific, Inc.	69,001	34,926,236

		70,764,416

Machinery—0.7%
Deere & Co. (b)	48,829	18,427,088

Pharmaceuticals—4.6%
Novartis AG (ADR) (b)	395,998	40,336,356
Novo Nordisk AS (ADR)	595,286	54,135,309
Roche Holding AG (ADR) (b)	900,816	30,564,687

		125,036,352

Semiconductors & Semiconductor Equipment—9.0%
NVIDIA Corp.	471,161	204,950,323
QUALCOMM, Inc.	383,296	42,568,854

		247,519,177

Software—16.6%
Autodesk, Inc. (a)	399,335	82,626,405
Microsoft Corp.	426,211	134,576,123
Oracle Corp.	1,200,507	127,157,701
Salesforce, Inc. (a)	400,920	81,298,558
Workday, Inc. - Class A (a)	139,138	29,893,799

		455,552,586

Total Common Stocks (Cost $2,106,586,252)		2,702,067,207

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $40,203,690; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $40,999,245.	40,195,316	40,195,316

Total Short-Term Investments (Cost $40,195,316)		40,195,316

Securities Lending Reinvestments (c)—6.7%

Certificates of Deposit—0.4%
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (d)	3,000,000	3,000,216
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/19/23	2,000,000	1,994,100
MUFG Bank Ltd. (London)
Zero Coupon, 10/18/23	1,000,000	997,200
Zero Coupon, 10/30/23	1,000,000	995,390
Zero Coupon, 11/20/23	1,000,000	992,190

BHFTI-228

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
National Westminster Bank PLC
Zero Coupon, 02/20/24	1,000,000	$977,320
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	2,000,000	2,001,540

		10,957,956

Commercial Paper—0.1%
Fairway Finance Co. LLC 5.760%, SOFR + 0.450%, 10/04/23 (d)	3,000,000	3,000,055

Repurchase Agreements—4.5%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $5,002,271; collateralized by various Common Stock with an aggregate market value of $5,559,761.	5,000,000	5,000,000
Barclays Bank PLC Repurchase Agreement dated 09/29/23 at 5.670%, due on 01/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,143,961.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $4,004,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $4,080,099.	4,000,000	4,000,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $1,005,464; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $1,020,073.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $11,633,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $11,860,525.	11,627,965	11,627,965
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $2,000,887; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $2,049,559.	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $5,505,689; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $5,636,288.	5,500,000	5,500,000

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,319,747.	20,000,000	20,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $33,015,015; collateralized by various Common Stock with an aggregate market value of $36,827,830.	33,000,000	33,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $4,021,739; collateralized by various Common Stock with an aggregate market value of $4,445,135.	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $2,000,890; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 5.403%, maturity dates ranging from 01/31/24 - 02/15/37, and an aggregate market value of $2,044,843.	2,000,000	2,000,000
Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $100,257; collateralized by various Common Stock with an aggregate market value of $111,538.	100,212	100,212
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $24,981,278; collateralized by various Common Stock with an aggregate market value of $27,479,426.	24,970,000	24,970,000

		123,198,177

Mutual Funds—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (e)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (e)	3,500,000	3,500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (e)	10,000,000	10,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (e)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (e)	5,000,000	5,000,000

BHFTI-229

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (e)	7,300,000	$7,300,000

		47,800,000

Total Securities Lending Reinvestments (Cost $184,956,289)		184,956,188

Total Investments—106.8% (Cost $2,331,737,857)		2,927,218,711
Other assets and liabilities (net)—(6.8)%		(187,276,195)

Net Assets—100.0%		$2,739,942,516

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $179,932,716 and the collateral received consisted of cash in the amount of $184,907,639. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,702,067,207	$—	$—	$2,702,067,207
Total Short-Term Investment*	—	40,195,316	—	40,195,316
Securities Lending Reinvestments
Certificates of Deposit	—	10,957,956	—	10,957,956
Commercial Paper	—	3,000,055	—	3,000,055
Repurchase Agreements	—	123,198,177	—	123,198,177
Mutual Funds	47,800,000	—	—	47,800,000
Total Securities Lending Reinvestments	47,800,000	137,156,188	—	184,956,188
Total Investments	$2,749,867,207	$177,351,504	$—	$2,927,218,711

Collateral for Securities Loaned (Liability)	$—	$(184,907,639)	$—	$(184,907,639)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-230

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—76.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—76.4%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	54,861,581	$489,365,305
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	3,811,574	57,669,118
MetLife MSCI EAFE Index Portfolio (Class A) (a)	9,955,148	133,697,640
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,263,745	34,680,579
MetLife Stock Index Portfolio (Class A) (a)	3,581,485	194,653,683

Total Mutual Funds (Cost $1,009,750,197)		910,066,325

Short-Term Investments—23.7%

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $81,958; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $83,641.	81,942	81,942

U.S. Treasury—23.7%
U.S. Treasury Bills 3.561%, 10/03/23 (b)	47,200,000	47,193,102
5.050%, 10/17/23 (b)	47,500,000	47,395,648
5.211%, 11/02/23 (b) (c) (d)	57,500,000	57,238,071
5.280%, 11/14/23 (b)	131,000,000	130,172,810

		281,999,631

Total Short-Term Investments (Cost $282,039,706)		282,081,573

Total Investments—100.1% (Cost $1,291,789,903)		1,192,147,898
Other assets and liabilities (net)—(0.1)%		(1,381,729)

Net Assets—100.0%		$1,190,766,169

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $22,895,229.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2023, the market value of securities pledged was $23,890,673.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/15/23	1,244	USD	126,981,300	$(4,101,567)
Russell 2000 Index E-Mini Futures	12/15/23	354	USD	31,835,220	(1,305,039)
S&P 500 Index E-Mini Futures	12/15/23	937	USD	202,649,675	(8,703,840)
S&P Midcap 400 Index E-Mini Futures	12/15/23	212	USD	53,432,480	(1,721,769)

Net Unrealized Depreciation					$(15,832,215)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.170%	Annually	07/14/33	USD	69,000,000	$(6,035,906)	$(32,670)	$(6,003,236)
Pay	12M SOFR	Annually	3.380%	Annually	08/15/33	USD	69,000,000	(4,919,638)	(18,866)	(4,900,772)
Pay	12M SOFR	Annually	3.460%	Annually	09/15/33	USD	69,000,000	(4,505,927)	(7,042)	(4,498,885)
Pay	12M SOFR	Annually	3.560%	Annually	10/13/33	USD	69,000,000	(3,923,816)	11,458	(3,935,274)
Pay	12M SOFR	Annually	3.730%	Annually	11/07/33	USD	69,000,000	(2,915,333)	3,743	(2,919,076)
Pay	12M SOFR	Annually	4.000%	Annually	12/15/33	USD	69,000,000	(1,328,195)	13,408	(1,341,603)

Totals								$(23,628,815)	$(29,969)	$(23,598,846)

BHFTI-231

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$910,066,325	$—	$—	$910,066,325
Total Short-Term Investments*	—	282,081,573	—	282,081,573
Total Investments	$910,066,325	$282,081,573	$—	$1,192,147,898

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(15,832,215)	$—	$—	$(15,832,215)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(23,598,846)	$—	$(23,598,846)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-232

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—92.2% of Net Assets

Security Description	Shares	Value

Biotechnology—2.1%
Alnylam Pharmaceuticals, Inc. (a)	5,197	$920,389
Intellia Therapeutics, Inc. (a) (b)	118,279	3,739,982
ProKidney Corp. (a) (b)	520,054	2,381,847
Roivant Sciences Ltd. (a)	1,139,640	13,310,995

		20,353,213

Broadline Retail—7.1%
Global-e Online Ltd. (a) (b)	1,696,903	67,434,925

Capital Markets—0.2%
Coinbase Global, Inc. - Class A (a) (b)	31,679	2,378,459

Chemicals—0.4%
Ginkgo Bioworks Holdings, Inc. (a) (b)	2,213,499	4,006,433

Entertainment—4.6%
ROBLOX Corp. - Class A (a) (b)	1,500,967	43,468,004

Financial Services—12.0%
Adyen NV (a)	32,465	24,065,246
Affirm Holdings, Inc. (a) (b)	3,199,637	68,056,279
Toast, Inc. - Class A (a) (b)	1,168,419	21,884,488

		114,006,013

Ground Transportation—2.2%
Grab Holdings Ltd. - Class A (a) (b)	5,825,956	20,623,884

Health Care Equipment & Supplies—0.8%
DexCom, Inc. (a)	52,942	4,939,489
Penumbra, Inc. (a) (b)	10,489	2,537,394

		7,476,883

Health Care Providers & Services—5.2%
Agilon health, Inc. (a) (b)	2,760,303	49,022,981

Health Care Technology—1.4%
Doximity, Inc. - Class A (a) (b)	611,118	12,967,924

Hotels, Restaurants & Leisure—6.3%
DoorDash, Inc. - Class A (a) (b)	751,716	59,738,871

Interactive Media & Services—0.1%
Snap, Inc. - Class A (a) (b)	109,888	979,102

IT Services—9.7%
Cloudflare, Inc. - Class A (a)	1,086,307	68,480,793
MongoDB, Inc. (a) (b)	69,018	23,870,566

		92,351,359

Leisure Products—1.6%
Peloton Interactive, Inc. - Class A (a) (b)	2,954,168	14,918,548

Life Sciences Tools & Services—1.3%
10X Genomics, Inc. - Class A (a) (b)	304,798	12,572,918

Media—7.3%
Trade Desk, Inc. - Class A (a)	891,246	69,650,875

Pharmaceuticals—4.6%
Royalty Pharma PLC - Class A	1,614,550	43,818,887

Semiconductors & Semiconductor Equipment—0.1%
Enphase Energy, Inc. (a)	7,973	957,956

Software—18.4%
Aurora Innovation, Inc. (a) (b)	5,272,337	12,389,992
Bill Holdings, Inc. (a) (b)	443,655	48,167,623
Gitlab, Inc. - Class A (a)	489,314	22,126,779
HubSpot, Inc. (a)	19,638	9,671,715
Klaviyo, Inc. - Class A (a)	152,997	5,278,397
MicroStrategy, Inc. - Class A (a) (b)	23,907	7,848,190
Procore Technologies, Inc. (a) (b)	412,732	26,959,654
Samsara, Inc. - Class A (a) (b)	1,628,620	41,057,510
Unity Software, Inc. (a)	30,366	953,189

		174,453,049

Specialty Retail—6.8%
Carvana Co. (a) (b)	988,194	41,484,384
Wayfair, Inc. - Class A (a) (b)	381,238	23,091,586

		64,575,970

Total Common Stocks (Cost $1,242,428,205)		875,756,254

Convertible Preferred Stocks—2.4%

Software—2.4%
Databricks, Inc.
Series H † (a) (c) (d)	229,833	16,892,725
Series I † (a) (c) (d)	83,793	6,158,786

Total Convertible Preferred Stocks (Cost $23,047,864)		23,051,511

Escrow Shares—0.0%

Broadline Retail—0.0%
Flipkart Ltd. † (a) (c) (d) (Cost $0)	60,812	24,933

Warrants—0.0%

Chemicals—0.0%
Ginkgo Bioworks Holdings, Inc., Expires 08/01/26 (a) (Cost $348,553)	104,671	23,551

BHFTI-233

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investment—5.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—5.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $52,757,965; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $53,801,968.	52,746,977	$52,746,977

Total Short-Term Investments (Cost $52,746,977)		52,746,977

Securities Lending Reinvestments (e)—16.8%

Certificates of Deposit—6.0%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (f)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (f)	5,000,000	5,003,215
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (f)	3,000,000	3,000,216
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.380%, 12/12/23 (f)	2,000,000	2,000,972
5.710%, SOFR + 0.400%, 10/13/23 (f)	5,000,000	5,000,490
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	4,000,000	4,000,532
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (f)	4,000,000	3,999,648
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (f)	5,000,000	5,000,245
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (f)	4,000,000	4,000,608
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (f)	5,000,000	5,000,730
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	3,000,000	3,002,310
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (f)	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (f)	3,000,000	3,000,159
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (f)	3,000,000	3,000,315
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (f)	3,000,000	3,001,740
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (f)	4,000,000	4,000,380

		57,011,830

Commercial Paper—1.5%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (f)	3,000,000	3,000,660
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (f)	2,000,000	1,999,998
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (f)	3,000,000	3,000,810
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (f)	6,000,000	6,000,000

		14,001,468

Repurchase Agreements—6.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $2,402,553; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $2,448,059	3,700,000	$3,700,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $8,241,322; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $8,503,770	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $10,820,998; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $11,032,546	10,223,619	10,223,619
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $4,404,552; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $4,509,030	6,600,000	6,600,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,319,747	20,000,000	20,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $35,015,925; collateralized by various Common Stock with an aggregate market value of $39,059,820	2,000,000	2,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $8,043,478; collateralized by various Common Stock with an aggregate market value of $8,890,269	13,000,000	13,000,000

		60,523,619

Time Deposit—0.7%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (f)	7,000,000	7,000,000

Mutual Funds—2.2%
Allspring Government Money Market Fund, Select Class 5.270% (g)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (g)	1,000,000	1,000,000

BHFTI-234

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (g)	5,000,000	$5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (g)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (g)	2,000,000	2,000,000

		21,000,000

Total Securities Lending Reinvestments (Cost $159,523,619)		159,536,917

Total Purchased Options—0.3% (h) (Cost $2,899,278)		3,031,320
Total Investments—117.2% (Cost $1,480,994,496)		1,114,171,463
Other assets and liabilities (net)—(17.2)%		(163,884,789)

Net Assets—100.0%		$950,286,674

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $23,076,444, which is 2.4% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $273,009,520 and the collateral received consisted of cash in the amount of $159,523,619 and non-cash collateral with a value of $119,024,127. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 2.4% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series H	08/31/21	229,833	$16,889,078	$16,892,725
Databricks, Inc. - Series I	09/14/23	83,793	6,158,786	6,158,786
Flipkart Ltd.	08/20/18	60,812	—	24,933

				$23,076,444

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.873	GSI	10/09/23	1,996,477	USD	1,996,477	$9,612	$2	$(9,610)
USD Call/CNH Put	CNH	7.428	JPMC	01/17/24	188,118,873	USD	188,118,873	885,538	879,644	(5,894)
USD Call/CNH Put	CNH	7.570	SCB	05/24/24	231,598,790	USD	231,598,790	979,895	1,199,682	219,787
USD Call/CNH Put	CNH	7.790	JPMC	08/12/24	247,399,342	USD	247,399,342	1,024,233	951,992	(72,241)

Totals								$2,899,278	$3,031,320	$132,042

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SCB)—	Standard Chartered Bank

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-235

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$20,353,213	$—	$—	$20,353,213
Broadline Retail	67,434,925	—	—	67,434,925
Capital Markets	2,378,459	—	—	2,378,459
Chemicals	4,006,433	—	—	4,006,433
Entertainment	43,468,004	—	—	43,468,004
Financial Services	89,940,767	24,065,246	—	114,006,013
Ground Transportation	20,623,884	—	—	20,623,884
Health Care Equipment & Supplies	7,476,883	—	—	7,476,883
Health Care Providers & Services	49,022,981	—	—	49,022,981
Health Care Technology	12,967,924	—	—	12,967,924
Hotels, Restaurants & Leisure	59,738,871	—	—	59,738,871
Interactive Media & Services	979,102	—	—	979,102
IT Services	92,351,359	—	—	92,351,359
Leisure Products	14,918,548	—	—	14,918,548
Life Sciences Tools & Services	12,572,918	—	—	12,572,918
Media	69,650,875	—	—	69,650,875
Pharmaceuticals	43,818,887	—	—	43,818,887
Semiconductors & Semiconductor Equipment	957,956	—	—	957,956
Software	174,453,049	—	—	174,453,049
Specialty Retail	64,575,970	—	—	64,575,970
Total Common Stocks	851,691,008	24,065,246	—	875,756,254
Total Convertible Preferred Stocks*	—	—	23,051,511	23,051,511
Total Escrow Shares*	—	—	24,933	24,933
Total Warrants*	23,551	—	—	23,551
Total Short-Term Investment*	—	52,746,977	—	52,746,977
Securities Lending Reinvestments
Certificates of Deposit	—	57,011,830	—	57,011,830
Commercial Paper	—	14,001,468	—	14,001,468
Repurchase Agreements	—	60,523,619	—	60,523,619
Time Deposit	—	7,000,000	—	7,000,000
Mutual Funds	21,000,000	—	—	21,000,000
Total Securities Lending Reinvestments	21,000,000	138,536,917	—	159,536,917
Total Purchased Options at Value	$—	$3,031,320	$—	$3,031,320
Total Investments	$872,714,559	$218,380,460	$23,076,444	$1,114,171,463

Collateral for Securities Loaned (Liability)	$—	$(159,523,619)	$—	$(159,523,619)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-236

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2022	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2023	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2023
Convertible Preferred Stocks
Software	$13,789,980	$6,158,785	$3,102,746	$23,051,511	$3,102,746
Escrow Shares
Broadline Retail	24,933	—	—	24,933	—

	$13,814,913	$6,158,785	$3,102,746	$23,076,444	$3,102,746

	Fair Value at September 30, 2023	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$23,051,511	Market Transaction Method	Precedent Transaction	$73.50	$73.50	$73.50	Increase
Escrow Shares
Broadline Retail	24,933	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack Certainty	50.00%	50.00%	50.00%	Decrease

BHFTI-237

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Australia—4.2%
APA Group	778,757	$4,150,397
Aristocrat Leisure Ltd.	343,663	9,018,141
carsales.com Ltd.	352,512	6,319,064
CSL Ltd.	76,010	12,246,531
Macquarie Group Ltd.	105,663	11,369,270
SEEK Ltd.	228,343	3,232,169
Woodside Energy Group Ltd.	539,447	12,568,315

		58,903,887

Canada—1.8%
Constellation Software, Inc.	7,963	16,439,396
RB Global, Inc. (a)	130,545	8,173,419

		24,612,815

China—1.4%
China Resources Gas Group Ltd.	1,391,124	4,045,668
NXP Semiconductors NV	44,296	8,855,656
Yum China Holdings, Inc.	127,079	7,080,842

		19,982,166

Denmark—3.3%
Novo Nordisk AS	472,726	43,001,917
Orsted AS	51,288	2,792,291

		45,794,208

France—12.9%
BNP Paribas SA	361,198	22,994,927
Cie Generale des Etablissements Michelin SCA	286,473	8,780,341
Danone SA	158,433	8,729,011
Legrand SA	180,981	16,609,844
LVMH Moet Hennessy Louis Vuitton SE	48,568	36,640,997
Sanofi	109,859	11,788,111
Schneider Electric SE	240,113	39,585,695
Thales SA	61,711	8,658,874
TotalEnergies SE	410,588	27,019,711

		180,807,511

Germany—6.0%
Bayer AG	180,417	8,665,413
E.ON SE	680,712	8,063,406
GEA Group AG	376,792	13,927,327
LEG Immobilien SE (b)	220,329	15,219,801
Merck KGaA	90,939	15,199,626
MTU Aero Engines AG	59,055	10,729,511
Symrise AG	121,786	11,632,632

		83,437,716

Greece—0.4%
Hellenic Telecommunications Organization SA	360,759	5,270,973

Hong Kong—3.2%
AIA Group Ltd.	2,012,228	16,277,046
CLP Holdings Ltd.	816,500	6,021,367
Hong Kong Exchanges & Clearing Ltd.	312,000	11,631,956

Hong Kong—(Continued)
Techtronic Industries Co. Ltd.	1,120,000	10,874,049

		44,804,418

India—1.3%
HDFC Bank Ltd.	609,901	11,165,616
Reliance Industries Ltd.	254,820	7,143,791

		18,309,407

Ireland—1.0%
Bank of Ireland Group PLC	376,931	3,701,317
Flutter Entertainment PLC (b)	24,988	4,071,383
Ryanair Holdings PLC (ADR) (b)	68,784	6,686,493

		14,459,193

Italy—1.1%
Eni SpA	913,837	14,677,551

Japan—19.3%
Bridgestone Corp.	241,800	9,424,344
Daikin Industries Ltd.	109,000	17,100,490
Denso Corp.	664,000	10,656,968
Fujitsu Ltd. (a)	141,000	16,589,606
Hitachi Ltd.	432,000	26,781,560
Kansai Paint Co. Ltd.	313,600	4,481,890
Kao Corp.	288,900	10,727,641
KDDI Corp. (a)	352,600	10,793,541
Kirin Holdings Co. Ltd.	608,400	8,533,290
Koito Manufacturing Co. Ltd. (a)	502,300	7,576,800
Kyocera Corp.	182,000	9,230,631
Kyowa Kirin Co. Ltd.	673,000	11,720,447
Mitsubishi Electric Corp.	1,019,200	12,600,418
Mitsubishi UFJ Financial Group, Inc.	1,716,600	14,560,097
Nitto Denko Corp. (a)	175,500	11,505,093
Nomura Research Institute Ltd. (a)	515,000	13,402,342
Persol Holdings Co. Ltd. (a)	2,497,000	4,062,252
Rohm Co. Ltd. (a)	313,200	5,927,181
Santen Pharmaceutical Co. Ltd. (a)	886,900	8,123,806
Secom Co. Ltd.	61,200	4,150,260
Seven & i Holdings Co. Ltd. (a)	69,500	2,721,591
SMC Corp.	38,500	17,233,816
SoftBank Group Corp.	149,600	6,331,306
Terumo Corp.	270,300	7,160,811
Toyota Industries Corp.	150,500	11,847,908
Yamaha Corp.	150,900	4,120,803
ZOZO, Inc. (a)	199,400	3,657,313

		271,022,205

Macau—0.4%
Sands China Ltd. (b)	1,796,800	5,464,010

Netherlands—4.9%
Akzo Nobel NV	148,299	10,701,928
ASML Holding NV	12,838	7,538,976
Euronext NV	254,102	17,683,339
Heineken NV	105,082	9,243,807

BHFTI-238

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
QIAGEN NV (b)	361,890	$14,646,414
Wolters Kluwer NV	74,791	9,057,618

		68,872,082

Portugal—1.1%
Galp Energia SGPS SA	1,046,172	15,497,122

Singapore—0.7%
DBS Group Holdings Ltd.	425,900	10,457,758

South Korea—1.1%
Samsung Electronics Co. Ltd.	307,674	15,588,293

Spain—2.8%
Amadeus IT Group SA	264,118	15,916,727
Cellnex Telecom SA	238,461	8,291,623
Iberdrola SA	1,346,925	15,038,978

		39,247,328

Switzerland—12.7%
Cie Financiere Richemont SA - Class A	120,878	14,728,071
Glencore PLC	3,395,768	19,419,743
Julius Baer Group Ltd.	300,273	19,243,254
Nestle SA	359,105	40,550,635
Roche Holding AG	148,203	40,424,618
Sika AG	51,632	13,086,505
UBS Group AG	603,094	14,907,132
Zurich Insurance Group AG	34,843	15,966,365

		178,326,323

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	747,468	12,129,979

Thailand—0.6%
Advanced Info Service PCL	1,359,300	8,511,374

United Kingdom—10.0%
Beazley PLC	1,853,458	12,465,675
British American Tobacco PLC	553,173	17,365,232
Burberry Group PLC	186,735	4,330,845
ConvaTec Group PLC	3,246,090	8,629,172
Croda International PLC	188,125	11,276,748
Diageo PLC	636,641	23,478,575
Hiscox Ltd.	641,046	7,842,562
London Stock Exchange Group PLC	211,553	21,237,145
NatWest Group PLC	6,562,869	18,778,667
Weir Group PLC	357,221	8,243,169
Whitbread PLC	150,461	6,329,362

		139,977,152

United States—7.5%
Aon PLC - Class A	63,311	20,526,692
Cadence Design Systems, Inc. (b)	57,572	13,489,120

United States—(Continued)
Linde PLC	121,719	45,322,070
NIKE, Inc. - Class B	54,982	5,257,379
Visa, Inc. - Class A (a)	64,128	14,750,081
Willis Towers Watson PLC	30,028	6,274,651

		105,619,993

Total Common Stocks (Cost $1,218,952,723)		1,381,773,464

Warrants—0.0%

Canada—0.0%
Constellation Software, Inc. Expires 03/31/40 (b)	9,715	0

Switzerland—0.0%
Cie Financiere Richemont SA Expires 11/22/23 (b)	298,538	221,714

Total Warrants (Cost $0)		221,714

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $12,006,966; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $12,244,603.	12,004,465	12,004,465

Total Short-Term Investments (Cost $12,004,465)		12,004,465

Securities Lending Reinvestments (c)—0.2%

Repurchase Agreements—0.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $56,706; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $57,780.	56,646	56,646
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $249,331; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 -02/15/50, and an aggregate market value of $254,205.	249,221	249,221

BHFTI-239

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $300,310; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $307,434.	300,000	$300,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $100,106; collateralized by various Common Stock with an aggregate market value of $111,599.	100,000	100,000

		705,867

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (d)	400,000	400,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (d)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (d)	400,000	400,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (d)	400,000	400,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (d)	200,000	200,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (d)	400,000	400,000

		2,000,000

Total Securities Lending Reinvestments (Cost $2,705,867)		2,705,867

Total Investments—99.7% (Cost $1,233,663,055)		1,396,705,510
Other assets and liabilities (net)—0.3%		4,262,141

Net Assets—100.0%		$1,400,967,651

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $41,144,327 and the collateral received consisted of cash in the amount of $2,705,867 and non-cash collateral with a value of $46,516,320. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Pharmaceuticals	9.9
Chemicals	7.7
Capital Markets	6.9
Banks	5.8
Insurance	5.7
Oil, Gas & Consumable Fuels	5.5
Electrical Equipment	4.9
Machinery	4.4
Textiles, Apparel & Luxury Goods	4.4
Food Products	3.5

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-240

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$58,903,887	$—	$58,903,887
Canada	24,612,815	—	—	24,612,815
China	15,936,498	4,045,668	—	19,982,166
Denmark	—	45,794,208	—	45,794,208
France	—	180,807,511	—	180,807,511
Germany	—	83,437,716	—	83,437,716
Greece	—	5,270,973	—	5,270,973
Hong Kong	—	44,804,418	—	44,804,418
India	—	18,309,407	—	18,309,407
Ireland	6,686,493	7,772,700	—	14,459,193
Italy	—	14,677,551	—	14,677,551
Japan	—	271,022,205	—	271,022,205
Macau	—	5,464,010	—	5,464,010
Netherlands	—	68,872,082	—	68,872,082
Portugal	—	15,497,122	—	15,497,122
Singapore	—	10,457,758	—	10,457,758
South Korea	—	15,588,293	—	15,588,293
Spain	—	39,247,328	—	39,247,328
Switzerland	—	178,326,323	—	178,326,323
Taiwan	—	12,129,979	—	12,129,979
Thailand	8,511,374	—	—	8,511,374
United Kingdom	—	139,977,152	—	139,977,152
United States	105,619,993	—	—	105,619,993
Total Common Stocks	161,367,173	1,220,406,291	—	1,381,773,464
Warrants
Canada	—	0	—	0
Switzerland	221,714	—	—	221,714
Total Warrants	221,714	0	—	221,714
Total Short-Term Investment*	—	12,004,465	—	12,004,465
Securities Lending Reinvestments
Repurchase Agreements	—	705,867	—	705,867
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	705,867	—	2,705,867
Total Investments	$163,588,887	$1,233,116,623	$—	$1,396,705,510

Collateral for Securities Loaned (Liability)	$—	$(2,705,867)	$—	$(2,705,867)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-241

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—14.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.1%
CAE, Inc. (a)	11,507	$268,645
Dassault Aviation SA	574	107,967
Elbit Systems Ltd.	1,472	292,550
Kongsberg Gruppen ASA	10,016	412,462
MTU Aero Engines AG	539	97,929
Rolls-Royce Holdings PLC (a)	111,792	299,676
Safran SA	2,140	334,597
Thales SA	1,394	195,597

		2,009,423

Air Freight & Logistics—0.0%
DSV AS	67	12,491
Nippon Express Holdings, Inc.	2,900	151,313
Yamato Holdings Co. Ltd.	600	9,770

		173,574

Automobile Components—0.1%
Aisin Corp.	6,700	253,062
Bridgestone Corp.	7,800	304,011
Cie Generale des Etablissements Michelin SCA	17,088	523,744
Continental AG	2,460	173,804
Denso Corp.	12,400	199,016
Sumitomo Electric Industries Ltd.	17,800	214,354

		1,667,991

Automobiles—0.2%
Bayerische Motoren Werke (BMW) AG	2,385	242,935
Ferrari NV	2,933	864,402
Honda Motor Co. Ltd.	63,600	715,134
Isuzu Motors Ltd.	32,200	404,713
Renault SA	9,755	399,419
Stellantis NV (Milan-Traded Shares)	31,801	609,970
Subaru Corp.	17,900	347,719
Toyota Motor Corp.	15,600	280,320

		3,864,612

Banks—0.4%
ABN AMRO Bank NV (GDR)	9,677	137,024
Banco Bilbao Vizcaya Argentaria SA	20,631	167,989
Bank Hapoalim BM	16,973	150,915
Bank Leumi Le-Israel BM	17,078	141,209
Bank of Montreal	2,066	174,285
Bank of Nova Scotia	5,567	249,526
BOC Hong Kong Holdings Ltd.	157,000	428,110
CaixaBank SA	69,183	276,723
Canadian Imperial Bank of Commerce	3,482	134,409
Chiba Bank Ltd.	25,700	186,425
Commonwealth Bank of Australia	2,217	141,264
Concordia Financial Group Ltd.	40,400	183,610
Credit Agricole SA	26,012	320,092
DNB Bank ASA	14,344	288,908
Erste Group Bank AG	4,860	167,889
FinecoBank Banca Fineco SpA	16,195	196,626
Hang Seng Bank Ltd.	20,000	248,449
HSBC Holdings PLC	22,205	173,955

Banks—(Continued)
Israel Discount Bank Ltd. - Class A	66,182	357,252
Japan Post Bank Co. Ltd.	37,600	326,673
KBC Group NV	2,797	174,386
Mitsubishi UFJ Financial Group, Inc.	36,000	305,350
Mizrahi Tefahot Bank Ltd.	4,642	168,036
Mizuho Financial Group, Inc.	13,250	224,434
NatWest Group PLC	44,359	126,927
Resona Holdings, Inc.	47,700	263,626
Royal Bank of Canada	2,710	236,832
Shizuoka Financial Group, Inc.	1,700	13,826
Skandinaviska Enskilda Banken AB - Class A	10,076	120,016
Societe Generale SA	5,443	131,668
Sumitomo Mitsui Financial Group, Inc.	7,000	343,162
Sumitomo Mitsui Trust Holdings, Inc.	7,300	274,180
Swedbank AB - A Shares	10,206	187,894
Toronto-Dominion Bank	3,657	220,322

		7,241,992

Beverages—0.3%
Anheuser-Busch InBev SA	7,477	411,744
Asahi Group Holdings Ltd.	18,700	699,137
Budweiser Brewing Co. APAC Ltd.	207,800	407,737
Carlsberg AS - Class B	3,576	450,616
Coca-Cola Europacific Partners PLC	11,191	699,214
Coca-Cola HBC AG	22,371	612,286
Davide Campari-Milano NV	37,586	443,036
Diageo PLC	10,115	373,029
Heineken Holding NV	5,075	381,949
Heineken NV	3,983	350,375
Kirin Holdings Co. Ltd.	18,800	263,685
Pernod Ricard SA	1,307	217,564
Remy Cointreau SA	1,877	228,671
Suntory Beverage & Food Ltd.	14,000	426,922
Treasury Wine Estates Ltd.	59,626	472,484

		6,438,449

Biotechnology—0.1%
Argenx SE (a)	1,224	595,061
CSL Ltd.	2,363	380,720
Genmab AS (a)	1,386	490,478
Grifols SA (a)	50,266	650,823
Swedish Orphan Biovitrum AB (a)	24,889	509,101

		2,626,183

Broadline Retail—0.2%
Canadian Tire Corp. Ltd. - Class A	6,458	694,416
Dollarama, Inc.	15,105	1,040,696
Next PLC	2,457	218,030
Pan Pacific International Holdings Corp.	68,400	1,436,398
Prosus NV (a)	8,406	247,721
Rakuten Group, Inc.	31,100	127,364
Wesfarmers Ltd.	16,758	569,319

		4,333,944

BHFTI-242

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—0.1%
AGC, Inc.	12,700	$445,950
Assa Abloy AB - Class B	828	18,039
Kingspan Group PLC	2,230	166,246
Lixil Corp.	9,500	110,586
Nibe Industrier AB - B Shares	32,993	215,004
Rockwool AS - B Shares	543	131,013
TOTO Ltd.	6,600	170,481
Xinyi Glass Holdings Ltd.	59,000	76,657

		1,333,976

Capital Markets—0.2%
3i Group PLC	9,488	238,817
Amundi SA	10,403	583,453
ASX Ltd.	4,993	182,275
Brookfield Asset Management Ltd. - Class A	899	29,957
Brookfield Corp.	3,596	112,440
Deutsche Boerse AG	1,113	192,377
EQT AB	7,233	142,837
Hargreaves Lansdown PLC	33,289	312,298
Hong Kong Exchanges & Clearing Ltd.	6,000	223,691
IGM Financial, Inc.	4,548	115,353
Japan Exchange Group, Inc.	12,600	233,699
Julius Baer Group Ltd.	1,910	122,404
London Stock Exchange Group PLC	2,345	235,407
Macquarie Group Ltd.	1,506	162,045
Onex Corp.	2,573	151,226
Singapore Exchange Ltd.	22,200	157,983
St. James’s Place PLC	39,577	399,203
TMX Group Ltd.	23,240	499,448
UBS Group AG	7,179	177,449

		4,272,362

Chemicals—0.5%
Air Liquide SA	1,799	303,162
Akzo Nobel NV	2,828	204,081
Arkema SA	5,632	555,358
Asahi Kasei Corp.	23,200	145,830
Chr Hansen Holding AS	11,219	686,256
Clariant AG	23,493	371,148
Covestro AG (a)	6,438	347,498
Croda International PLC	4,021	241,030
DSM-Firmenich AG	1,713	144,706
EMS-Chemie Holding AG	351	238,091
Givaudan SA	141	461,558
ICL Group Ltd.	25,362	140,398
Johnson Matthey PLC	15,882	314,965
JSR Corp.	7,100	190,560
Mitsubishi Chemical Group Corp.	40,300	253,993
Mitsui Chemicals, Inc.	500	12,960
Nippon Paint Holdings Co. Ltd.	21,675	145,757
Nippon Sanso Holdings Corp.	11,100	263,077
Nissan Chemical Corp.	4,900	208,296
Nitto Denko Corp.	2,700	177,001
Novozymes AS - B Shares	10,318	415,953
Nutrien Ltd.	3,998	246,900
OCI NV (a)	7,389	205,525

Chemicals—(Continued)
Orica Ltd.	43,374	435,534
Shin-Etsu Chemical Co. Ltd.	6,500	188,659
Sika AG	1,094	277,282
Solvay SA	6,011	664,885
Sumitomo Chemical Co. Ltd.	52,700	143,445
Symrise AG	3,177	303,458
Toray Industries, Inc.	36,900	191,936
Tosoh Corp.	13,100	168,015
Umicore SA	13,228	313,692
Yara International ASA	14,968	566,891

		9,527,900

Commercial Services & Supplies—0.1%
Brambles Ltd.	33,059	304,263
Dai Nippon Printing Co. Ltd.	22,300	580,012
RB Global, Inc.	7,135	446,722
Rentokil Initial PLC	41,365	306,648
Securitas AB - B Shares	14,937	117,930
TOPPAN, Inc.	7,600	181,638

		1,937,213

Communications Equipment—0.1%
Nokia Oyj	125,858	473,342
Telefonaktiebolaget LM Ericsson - B Shares	121,079	588,104

		1,061,446

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios SA	9,639	347,111
Ferrovial SE	7,239	220,726
Obayashi Corp.	17,800	156,729
Shimizu Corp.	25,700	178,675
WSP Global, Inc.	3,379	476,903

		1,380,144

Construction Materials—0.1%
CRH PLC	10,173	561,093
Heidelberg Materials AG	2,883	223,959
Holcim AG	8,408	538,327
James Hardie Industries PLC (a)	11,076	289,010

		1,612,389

Consumer Finance—0.0%
Isracard Ltd.	1	2

Consumer Staples Distribution & Retail—0.4%
Aeon Co. Ltd.	22,400	443,838
Alimentation Couche-Tard, Inc.	10,304	523,298
Carrefour SA	15,871	272,941
Coles Group Ltd.	42,499	423,256
Empire Co. Ltd. - Class A	14,251	387,686
Endeavour Group Ltd.	74,002	250,409
George Weston Ltd.	4,806	532,986
HelloFresh SE (a)	18,607	556,328
J Sainsbury PLC	170,804	525,503
Jeronimo Martins SGPS SA	453	10,167

BHFTI-243

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Staples Distribution & Retail—(Continued)
Kesko Oyj - B Shares	15,358	$274,714
Kobe Bussan Co. Ltd.	10,700	250,947
Koninklijke Ahold Delhaize NV	35,547	1,071,852
Loblaw Cos. Ltd.	7,992	679,018
Metro, Inc.	5,789	300,649
Ocado Group PLC (a)	23,237	169,061
Seven & i Holdings Co. Ltd.	12,600	493,411
Tesco PLC	134,156	431,360
Welcia Holdings Co. Ltd.	21,500	371,612

		7,969,036

Containers & Packaging—0.0%
CCL Industries, Inc. - Class B	4,654	195,343
Smurfit Kappa Group PLC	10,676	353,198

		548,541

Diversified Consumer Services—0.0%
Pearson PLC	62,852	664,903

Diversified REITs—0.0%
Daiwa House REIT Investment Corp.	9	15,881
Mirvac Group	148,690	204,310
Nomura Real Estate Master Fund, Inc.	306	343,295

		563,486

Diversified Telecommunication Services—0.9%
BT Group PLC	408,264	579,920
Cellnex Telecom SA (a)	15,217	529,116
Deutsche Telekom AG	33,787	709,508
Elisa Oyj	18,440	855,526
HKT Trust & HKT Ltd.	1,715,000	1,788,679
Infrastrutture Wireless Italiane SpA	45,657	542,068
Koninklijke KPN NV	360,206	1,187,197
Nippon Telegraph & Telephone Corp.	1,212,500	1,432,081
Orange SA	111,175	1,275,779
Singapore Telecommunications Ltd.	830,900	1,465,686
Spark New Zealand Ltd.	434,434	1,252,396
Swisscom AG	3,363	1,997,848
Telefonica Deutschland Holding AG	254,709	456,313
Telefonica SA	165,496	677,182
Telenor ASA	68,124	772,795
Telia Co. AB	595,696	1,229,858
Telstra Group Ltd.	110,275	272,696
TELUS Corp.	771	12,590

		17,037,238

Electric Utilities—0.9%
Acciona SA	2,825	359,197
BKW AG	8,686	1,531,105
Chubu Electric Power Co., Inc.	105,500	1,349,566
CK Infrastructure Holdings Ltd.	281,665	1,332,673
CLP Holdings Ltd.	229,500	1,692,473
EDP - Energias de Portugal SA	185,688	772,712
Elia Group SA	7,795	761,824
Emera, Inc.	12,898	450,302

Electric Utilities—(Continued)
Endesa SA	15,075	306,398
Enel SpA	41,848	256,789
Fortis, Inc.	8,904	338,198
Fortum Oyj	49,836	578,239
Hydro One Ltd.	23,153	589,458
Iberdrola SA	29,000	323,797
Kansai Electric Power Co., Inc.	126,100	1,754,285
Origin Energy Ltd.	53,158	299,885
Orsted AS	11,484	625,228
Power Assets Holdings Ltd.	290,500	1,401,218
Redeia Corp. SA	15,619	245,304
SSE PLC	31,655	620,275
Terna - Rete Elettrica Nazionale	53,134	399,723
Tokyo Electric Power Co. Holdings, Inc. (a)	174,000	778,053
Verbund AG	6,720	546,512

		17,313,214

Electrical Equipment—0.0%
ABB Ltd.	881	31,484
Fuji Electric Co. Ltd.	8,900	401,420
Nidec Corp.	100	4,632
Prysmian SpA	4,816	193,216
Vestas Wind Systems AS (a)	6,149	131,246

		761,998

Electronic Equipment, Instruments & Components—0.2%
Azbil Corp.	7,300	223,362
Halma PLC	7,948	186,729
Hamamatsu Photonics KK	6,000	252,267
Hexagon AB - B Shares	39,895	339,543
Hirose Electric Co. Ltd.	2,410	279,021
Ibiden Co. Ltd.	6,600	349,872
Keyence Corp.	652	242,330
Kyocera Corp.	11,000	557,895
Murata Manufacturing Co. Ltd.	11,700	213,827
Omron Corp.	4,000	178,170
Shimadzu Corp.	14,700	390,391
TDK Corp.	11,319	419,179
Venture Corp. Ltd.	75,700	685,565
Yokogawa Electric Corp.	13,300	256,827

		4,574,978

Energy Equipment & Services—0.0%
Tenaris SA	41,829	660,941

Entertainment—0.3%
Bollore SE	120,828	648,904
Capcom Co. Ltd.	21,600	776,156
Embracer Group AB (a)	164,954	328,561
Koei Tecmo Holdings Co. Ltd.	18,960	269,484
Konami Group Corp.	6,300	332,133
Nexon Co. Ltd.	13,700	243,213
Nintendo Co. Ltd.	14,610	608,656
Sea Ltd. (ADR) (a)	9,181	403,505
Square Enix Holdings Co. Ltd.	11,900	407,717

BHFTI-244

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Entertainment—(Continued)
Toho Co. Ltd.	13,700	$467,379
Universal Music Group NV	16,323	424,476

		4,910,184

Financial Services—0.1%
Adyen NV (a)	221	163,820
Edenred SE	4,628	289,159
EXOR NV	3,215	284,988
Groupe Bruxelles Lambert NV	151	11,223
L E Lundbergforetagen AB - B Shares	3,278	136,630
Mitsubishi HC Capital, Inc.	31,200	207,808
Nexi SpA (a)	78,525	479,283
Nuvei Corp.	4,806	72,077
ORIX Corp.	1,700	31,742
Sofina SA	972	195,857
Washington H Soul Pattinson & Co. Ltd.	38,185	798,814
Wendel SE	1,750	138,280

		2,809,681

Food Products—0.7%
Ajinomoto Co., Inc.	33,100	1,275,682
Associated British Foods PLC	30,775	773,523
Barry Callebaut AG	441	701,041
Chocoladefabriken Lindt & Spruengli AG	9	986,736
Danone SA	4,466	246,058
JDE Peet’s NV	21,557	601,806
Kerry Group PLC - Class A	12,269	1,024,190
Kikkoman Corp.	8,300	435,243
MEIJI Holdings Co. Ltd.	37,200	924,767
Mowi ASA	14,868	263,228
Nestle SA	7,164	808,969
Nisshin Seifun Group, Inc.	35,000	446,177
Nissin Foods Holdings Co. Ltd.	10,500	872,281
Salmar ASA	11,961	605,249
Saputo, Inc.	16,806	351,401
WH Group Ltd.	1,757,603	917,096
Wilmar International Ltd.	259,000	704,273
Yakult Honsha Co. Ltd.	19,400	471,229

		12,408,949

Gas Utilities—0.5%
AltaGas Ltd.	28,672	549,903
APA Group	81,652	435,166
Enagas SA	11,322	187,361
Hong Kong & China Gas Co. Ltd.	2,123,270	1,479,316
Naturgy Energy Group SA	10,000	271,586
Osaka Gas Co. Ltd.	158,000	2,606,484
Snam SpA	78,165	366,956
Tokyo Gas Co. Ltd.	129,000	2,931,482

		8,828,254

Ground Transportation—0.2%
Aurizon Holdings Ltd.	124,519	279,039
Canadian National Railway Co.	3,816	413,249
Canadian Pacific Kansas City Ltd.	6,019	447,398

Ground Transportation—(Continued)
Central Japan Railway Co.	9,500	230,997
East Japan Railway Co.	2,700	154,518
Hankyu Hanshin Holdings, Inc.	8,400	286,558
Keio Corp.	7,300	251,115
Keisei Electric Railway Co. Ltd.	6,600	228,601
Kintetsu Group Holdings Co. Ltd.	11,300	320,316
MTR Corp. Ltd.	48,000	189,191
Odakyu Electric Railway Co. Ltd.	900	13,450
TFI International, Inc.	3,547	455,541
Tobu Railway Co. Ltd.	16,800	431,770
Tokyu Corp.	25,400	292,898
West Japan Railway Co.	4,700	194,461

		4,189,102

Health Care Equipment & Supplies—0.4%
Alcon, Inc.	9,482	732,717
Asahi Intecc Co. Ltd.	13,000	233,598
BioMerieux	3,920	379,002
Carl Zeiss Meditec AG	2,979	260,583
Cochlear Ltd.	3,272	536,356
Coloplast AS - Class B	6,489	684,708
Demant AS (a)	12,077	500,128
DiaSorin SpA	3,010	274,014
EssilorLuxottica SA	1,407	244,575
Getinge AB - B Shares	20,511	360,348
Hoya Corp.	2,900	298,855
Koninklijke Philips NV	12,429	247,704
Olympus Corp.	15,500	200,819
Siemens Healthineers AG	7,171	364,250
Smith & Nephew PLC	51,893	645,011
Sonova Holding AG	1,811	429,168
Straumann Holding AG	3,770	478,846
Sysmex Corp.	4,862	231,869
Terumo Corp.	11,400	302,010

		7,404,561

Health Care Providers & Services—0.1%
Amplifon SpA	15,888	470,521
EBOS Group Ltd.	6,168	125,287
Fresenius SE & Co. KGaA	13,123	409,074
NMC Health PLC (a) (b) (c)	1,427	0
Ramsay Health Care Ltd.	14,367	478,914
Sonic Healthcare Ltd.	22,139	423,575

		1,907,371

Health Care Technology—0.0%
M3, Inc.	7,241	131,436

Hotels, Restaurants & Leisure—0.3%
Accor SA	16,878	568,284
Amadeus IT Group SA	7,895	475,782
Aristocrat Leisure Ltd.	10,669	279,968
Compass Group PLC	9,513	231,753
Delivery Hero SE (a)	4,885	140,299

BHFTI-245

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Entain PLC	14,254	$162,240
Evolution AB	1,335	134,525
Flutter Entertainment PLC (a)	2,281	372,312
Galaxy Entertainment Group Ltd. (a)	84,000	502,456
Genting Singapore Ltd.	1,015,000	627,227
InterContinental Hotels Group PLC	4,274	315,090
Just Eat Takeaway.com NV (a)	12,304	152,305
La Francaise des Jeux SAEM	12,565	408,053
Lottery Corp. Ltd.	75,512	228,740
McDonald’s Holdings Co. Japan Ltd.	14,100	539,350
Oriental Land Co. Ltd.	10,000	328,285
Restaurant Brands International, Inc.	6,976	464,553
Sodexo SA	3,277	337,489
Whitbread PLC	7,204	303,047

		6,571,758

Household Durables—0.1%
Barratt Developments PLC	30,881	165,663
Berkeley Group Holdings PLC	4,419	220,419
Iida Group Holdings Co. Ltd.	2,000	33,252
Open House Group Co. Ltd.	3,900	132,318
SEB SA	7,101	662,599
Sekisui Chemical Co. Ltd.	12,100	174,189
Sekisui House Ltd.	12,000	238,932
Sony Group Corp.	2,700	220,865

		1,848,237

Household Products—0.1%
Essity AB - Class B	23,676	510,224
Henkel AG & Co. KGaA	12,549	792,452
Reckitt Benckiser Group PLC	8,208	580,063
Unicharm Corp.	17,100	603,322

		2,486,061

Independent Power and Renewable Electricity Producers—0.2%
Brookfield Renewable Corp. - Class A	13,826	330,928
Corp. ACCIONA Energias Renovables SA	14,424	371,966
EDP Renovaveis SA	29,583	483,928
Meridian Energy Ltd.	297,851	917,600
RWE AG	19,021	706,853

		2,811,275

Industrial Conglomerates—0.2%
CK Hutchison Holdings Ltd.	75,000	399,723
DCC PLC	2,210	123,897
Hitachi Ltd.	2,900	179,784
Jardine Cycle & Carriage Ltd.	30,100	700,896
Jardine Matheson Holdings Ltd.	12,200	566,088
Keppel Corp. Ltd.	84,500	419,400
Siemens AG	1,330	190,673
Smiths Group PLC	11,870	233,883

		2,814,344

Industrial REITs—0.1%
CapitaLand Ascendas REIT	110,100	221,302

Industrial REITs—(Continued)
GLP J-REIT	341	305,139
Goodman Group	15,184	210,348
Mapletree Logistics Trust	517,000	634,269
Nippon Prologis REIT, Inc.	15	28,130
Segro PLC	13,306	116,072

		1,515,260

Insurance—0.3%
Admiral Group PLC	6,107	176,629
Ageas SA	5,312	219,061
AIA Group Ltd.	42,000	339,741
Baloise Holding AG	1,325	192,226
Dai-ichi Life Holdings, Inc.	8,200	170,607
Fairfax Financial Holdings Ltd.	368	300,407
Gjensidige Forsikring ASA	39,514	580,648
Hannover Rueck SE	1,069	234,911
iA Financial Corp., Inc.	3,320	208,256
Insurance Australia Group Ltd.	77,212	282,085
Intact Financial Corp.	1,865	271,899
Japan Post Holdings Co. Ltd.	34,400	275,010
Japan Post Insurance Co. Ltd.	8,000	134,559
Manulife Financial Corp.	15,810	288,904
Medibank Pvt Ltd.	151,817	335,588
MS&AD Insurance Group Holdings, Inc.	7,400	270,658
NN Group NV	2,183	69,958
Poste Italiane SpA	28,976	304,676
Prudential PLC	8,824	95,018
Sampo Oyj - A Shares	3,212	138,862
Sompo Holdings, Inc.	4,100	175,501
Suncorp Group Ltd.	22,084	199,084
Swiss Life Holding AG	240	149,503
Swiss Re AG	1,951	200,267
T&D Holdings, Inc.	10,700	175,663
Tokio Marine Holdings, Inc.	12,600	290,460
Tryg AS	6,726	123,012
Zurich Insurance Group AG	304	139,304

		6,342,497

Interactive Media & Services—0.2%
Auto Trader Group PLC	83,375	624,970
REA Group Ltd.	4,213	417,115
Scout24 SE	20,594	1,430,049
SEEK Ltd.	26,506	375,189
Z Holdings Corp.	147,000	410,404

		3,257,727

IT Services—0.2%
Bechtle AG	8,202	384,138
Capgemini SE	1,087	188,745
CGI, Inc. (a)	3,195	314,925
Fujitsu Ltd.	1,400	164,719
Itochu Techno-Solutions Corp.	8,100	234,307
NEC Corp.	15,800	872,692
Nomura Research Institute Ltd.	8,300	215,999
NTT Data Group Corp.	15,300	204,993

BHFTI-246

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Obic Co. Ltd.	1,800	$273,855
Otsuka Corp.	7,000	296,406
SCSK Corp.	13,600	237,224
Shopify, Inc. - Class A (a)	4,200	229,257
TIS, Inc.	12,900	283,943
Wix.com Ltd. (a)	6,974	640,213

		4,541,416

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	10,083	205,074
Shimano, Inc.	1,400	189,039
Yamaha Corp.	12,400	338,621

		732,734

Life Sciences Tools & Services—0.1%
Bachem Holding AG	5,290	389,999
Eurofins Scientific SE	7,531	424,617
Lonza Group AG	1,039	480,690
QIAGEN NV (a)	13,019	526,905
Sartorius Stedim Biotech	1,040	247,495

		2,069,706

Machinery—0.3%
Alfa Laval AB	8,741	299,060
CNH Industrial NV	19,518	236,454
Daifuku Co. Ltd.	7,800	147,486
Daimler Truck Holding AG	6,391	221,643
GEA Group AG	4,611	170,436
Hitachi Construction Machinery Co. Ltd.	9,800	298,135
Hoshizaki Corp.	400	13,895
Husqvarna AB - B Shares	15,232	116,151
Knorr-Bremse AG	2,412	153,389
Komatsu Ltd.	12,300	332,403
Kone Oyj - Class B	3,199	134,881
Kurita Water Industries Ltd.	4,900	170,809
Makita Corp.	5,900	146,154
MISUMI Group, Inc.	5,600	87,433
Mitsubishi Heavy Industries Ltd.	5,400	302,541
NGK Insulators Ltd.	14,600	193,513
Rational AG	1,096	693,888
Sandvik AB	36,076	661,420
Schindler Holding AG	1,240	238,523
Seatrium Ltd. (a)	1,612,685	157,562
Spirax-Sarco Engineering PLC	1,231	142,349
Wartsila Oyj Abp	21,923	248,503
Yaskawa Electric Corp.	11,900	429,001

		5,595,629

Marine Transportation—0.0%
AP Moller - Maersk AS - Class A	92	163,225
Nippon Yusen KK	5,100	132,158

		295,383

Media—0.1%
CyberAgent, Inc.	47,900	258,208

Media—(Continued)
Dentsu Group, Inc.	15,200	447,308
Hakuhodo DY Holdings, Inc.	21,000	172,575
Informa PLC	48,650	443,316
Publicis Groupe SA	6,251	472,055
Vivendi SE	67,443	591,771

		2,385,233

Metals & Mining—0.4%
Agnico Eagle Mines Ltd.	7,423	337,307
Anglo American PLC	7,138	197,625
Antofagasta PLC	20,750	359,456
ArcelorMittal SA	5,214	130,402
Barrick Gold Corp.	29,127	423,100
BHP Group Ltd. - Class DI	597	16,914
BHP Group Ltd. (London-Traded Shares) - Class DI	10,438	295,975
BlueScope Steel Ltd.	19,468	243,129
Boliden AB	10,935	311,251
First Quantum Minerals Ltd.	7,954	187,921
Fortescue Metals Group Ltd.	22,935	307,578
Franco-Nevada Corp.	3,056	407,984
Glencore PLC	34,171	195,417
Ivanhoe Mines Ltd. - Class A (a)	23,597	202,223
JFE Holdings, Inc.	13,400	196,900
Kinross Gold Corp.	64,827	295,438
Newcrest Mining Ltd.	22,841	361,797
Nippon Steel Corp.	13,900	325,779
Norsk Hydro ASA	58,451	366,871
Pan American Silver Corp.	11,795	170,727
Rio Tinto Ltd.	3,012	221,317
Rio Tinto PLC	7,318	459,696
South32 Ltd.	98,033	214,475
Sumitomo Metal Mining Co. Ltd.	4,600	135,278
Teck Resources Ltd. - Class B	7,275	313,121
Wheaton Precious Metals Corp.	10,611	430,612

		7,108,293

Multi-Utilities—0.2%
Algonquin Power & Utilities Corp.	117,962	698,262
E.ON SE	92,672	1,097,751
Engie SA	41,184	631,491
National Grid PLC	56,837	678,449
Veolia Environnement SA	23,369	676,068

		3,782,021

Office REITs—0.1%
Covivio SA	1,553	68,901
Gecina SA	4,290	436,883
Japan Real Estate Investment Corp.	52	202,800
Nippon Building Fund, Inc.	55	222,971

		931,555

Oil, Gas & Consumable Fuels—1.2%
Aker BP ASA	21,496	594,086
Ampol Ltd.	38,735	842,147
ARC Resources Ltd.	46,922	748,956

BHFTI-247

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
BP PLC	239,406	$1,545,808
Cameco Corp.	27,584	1,094,424
Canadian Natural Resources Ltd.	8,158	527,590
Enbridge, Inc.	15,752	522,457
ENEOS Holdings, Inc.	304,700	1,202,004
Eni SpA	43,895	705,017
Equinor ASA	31,168	1,021,893
Galp Energia SGPS SA	110,045	1,630,115
Idemitsu Kosan Co. Ltd.	41,876	963,022
Imperial Oil Ltd.	10,183	627,211
Inpex Corp.	53,900	808,899
Keyera Corp.	23,315	547,407
Neste Oyj	19,549	663,876
OMV AG	22,985	1,097,557
Parkland Corp.	23,742	694,474
Pembina Pipeline Corp.	15,410	463,349
Repsol SA	58,379	961,012
Santos Ltd.	116,860	591,742
Shell PLC	43,338	1,375,982
Suncor Energy, Inc.	16,650	572,591
TC Energy Corp.	15,849	545,045
TotalEnergies SE	18,100	1,191,113
Tourmaline Oil Corp.	11,328	570,049
Woodside Energy Group Ltd.	30,500	710,605

		22,818,431

Paper & Forest Products—0.1%
Holmen AB - B Shares	13,256	514,669
Mondi PLC	17,559	292,921
Oji Holdings Corp.	58,800	249,293
Stora Enso Oyj - R Shares	33,121	414,606
Svenska Cellulosa AB SCA - Class B	22,335	305,452
UPM-Kymmene Oyj	15,647	535,188
West Fraser Timber Co. Ltd.	2,236	162,335

		2,474,464

Passenger Airlines—0.0%
Air Canada (a)	12,071	172,233
ANA Holdings, Inc. (a)	9,000	188,599
Japan Airlines Co. Ltd.	7,700	149,768
Qantas Airways Ltd. (a)	40,567	135,029

		645,629

Personal Care Products—0.2%
Beiersdorf AG	6,095	787,012
Haleon PLC	92,055	381,988
Kao Corp.	12,600	467,872
Kobayashi Pharmaceutical Co. Ltd.	6,500	290,221
Kose Corp.	3,298	239,083
L’Oreal SA	724	299,837
Shiseido Co. Ltd.	8,000	280,846
Unilever PLC	12,473	615,519

		3,362,378

Pharmaceuticals—0.7%
Astellas Pharma, Inc.	23,900	330,116
AstraZeneca PLC	4,166	560,647
Bayer AG	4,838	232,369
Chugai Pharmaceutical Co. Ltd.	8,200	254,078
Daiichi Sankyo Co. Ltd.	15,200	417,177
Eisai Co. Ltd.	5,900	327,537
GSK PLC	17,427	315,040
Hikma Pharmaceuticals PLC	17,769	452,736
Ipsen SA	4,554	596,474
Kyowa Kirin Co. Ltd.	23,100	402,292
Merck KGaA	2,294	383,421
Nippon Shinyaku Co. Ltd.	13,100	554,441
Novartis AG	12,166	1,241,466
Novo Nordisk AS	10,680	971,515
Ono Pharmaceutical Co. Ltd.	20,800	398,939
Orion Oyj - Class B	9,407	369,495
Otsuka Holdings Co. Ltd.	18,700	665,248
Recordati Industria Chimica e Farmaceutica SpA	8,257	389,277
Roche Holding AG (Bearer Shares)	2,911	856,469
Sanofi	3,012	323,194
Shionogi & Co. Ltd.	7,600	339,836
Takeda Pharmaceutical Co. Ltd.	23,538	730,995
Teva Pharmaceutical Industries Ltd. (ADR) (a)	67,696	690,499
UCB SA	7,675	628,026

		12,431,287

Professional Services—0.1%
Adecco Group AG	4,462	183,025
Computershare Ltd.	37,930	634,480
Intertek Group PLC	2,448	122,407
RELX PLC	7,862	265,143
SGS SA	1,800	151,107
Teleperformance SE	1,754	219,189
Thomson Reuters Corp.	5,561	680,299
Wolters Kluwer NV	3,303	400,012

		2,655,662

Real Estate Management & Development—0.2%
Azrieli Group Ltd.	2,898	148,441
CK Asset Holdings Ltd.	63,500	333,999
Daito Trust Construction Co. Ltd.	2,200	231,743
Daiwa House Industry Co. Ltd.	9,100	244,362
FirstService Corp.	1,970	286,540
Hang Lung Properties Ltd.	201,000	273,211
Henderson Land Development Co. Ltd.	128,000	335,229
Hongkong Land Holdings Ltd.	26,700	95,166
LEG Immobilien SE (a)	2,009	138,777
Lendlease Corp. Ltd.	41,418	191,712
Mitsubishi Estate Co. Ltd.	1,000	13,072
Mitsui Fudosan Co. Ltd.	7,800	171,798
Nomura Real Estate Holdings, Inc.	4,800	120,472
Sagax AB - Class B	4,376	83,254
Sino Land Co. Ltd.	248,000	279,054
Sumitomo Realty & Development Co. Ltd.	5,900	153,269
Sun Hung Kai Properties Ltd.	34,500	366,949
Swire Properties Ltd.	137,600	287,100

BHFTI-248

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Swiss Prime Site AG	2,622	$239,951
Vonovia SE	4,218	101,661
Wharf Real Estate Investment Co. Ltd.	53,596	206,845

		4,302,605

Residential REITs—0.0%
Canadian Apartment Properties REIT	5,031	166,978

Retail REITs—0.1%
CapitaLand Integrated Commercial Trust	127,900	172,621
Japan Metropolitan Fund Invest	149	96,696
Link REIT	23,600	115,039
Mapletree Pan Asia Commercial Trust	458,800	480,115
RioCan Real Estate Investment Trust	9,144	121,651
Scentre Group	75,506	120,116
Unibail-Rodamco-Westfield (a)	1,687	83,028
Vicinity Ltd.	133,085	145,051

		1,334,317

Semiconductors & Semiconductor Equipment—0.2%
Advantest Corp.	11,200	311,349
ASM International NV	1,343	560,836
ASML Holding NV	638	374,659
Disco Corp.	2,268	416,493
Infineon Technologies AG	10,049	333,274
Lasertec Corp.	800	124,206
Renesas Electronics Corp. (a)	16,700	256,220
Rohm Co. Ltd.	13,092	247,761
STMicroelectronics NV	5,404	232,829
SUMCO Corp.	12,000	156,068
Tokyo Electron Ltd.	1,500	204,127
Tower Semiconductor Ltd. (a)	17,789	435,409

		3,653,231

Software—0.4%
Check Point Software Technologies Ltd. (a)	6,664	888,178
Constellation Software, Inc.	179	369,540
CyberArk Software Ltd. (a)	4,706	770,701
Dassault Systemes SE	7,307	271,665
Monday.com Ltd. (a)	676	107,633
Nemetschek SE	4,634	283,133
Nice Ltd. (a)	3,392	576,640
Open Text Corp.	7,945	278,843
Oracle Corp. Japan	5,900	439,892
Sage Group PLC	51,269	617,015
SAP SE	3,373	437,836
Temenos AG	8,693	609,723
Trend Micro, Inc.	11,000	416,737
Xero Ltd. (a)	10,120	733,611

		6,801,147

Specialty Retail—0.1%
Fast Retailing Co. Ltd.	1,200	261,368
H & M Hennes & Mauritz AB - B Shares	14,261	202,759
Industria de Diseno Textil SA	22,664	843,539

Specialty Retail—(Continued)
Kingfisher PLC	83,818	227,199
Nitori Holdings Co. Ltd.	2,700	302,325
USS Co. Ltd.	14,100	233,140
Zalando SE (a)	6,982	155,920
ZOZO, Inc.	5,500	100,879

		2,327,129

Technology Hardware, Storage & Peripherals—0.2%
Brother Industries Ltd.	34,300	552,323
Canon, Inc.	16,700	403,530
FUJIFILM Holdings Corp.	11,000	636,908
Logitech International SA	8,805	606,774
Ricoh Co. Ltd.	29,100	251,059
Seiko Epson Corp.	31,300	491,583

		2,942,177

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	1,346	236,982
Burberry Group PLC	7,380	171,160
Cie Financiere Richemont SA - Class A	3,305	402,689
Gildan Activewear, Inc.	15,275	428,139
Hermes International SCA	286	519,918
Kering SA	321	145,947
LVMH Moet Hennessy Louis Vuitton SE	301	227,082
Moncler SpA	10,903	632,870
Puma SE	3,413	212,435
Swatch Group AG - Bearer Shares	993	254,597

		3,231,819

Tobacco—0.1%
British American Tobacco PLC	10,714	336,334
Imperial Brands PLC	19,946	405,041
Japan Tobacco, Inc.	12,500	287,664

		1,029,039

Trading Companies & Distributors—0.2%
Ashtead Group PLC	2,037	123,814
Brenntag SE	2,349	182,412
Bunzl PLC	12,048	427,615
IMCD NV	1,467	185,433
ITOCHU Corp.	5,000	180,651
Marubeni Corp.	17,300	269,614
Mitsubishi Corp.	10,300	490,699
Mitsui & Co. Ltd.	6,300	228,338
MonotaRO Co. Ltd.	11,900	127,331
Reece Ltd.	11,764	140,815
Sumitomo Corp.	9,000	179,537
Toromont Industries Ltd.	4,128	336,197
Toyota Tsusho Corp.	4,400	258,600

		3,131,056

Transportation Infrastructure—0.1%
Aena SME SA	1,594	239,763
Aeroports de Paris	1,227	144,595
Auckland International Airport Ltd. (a)	76,649	363,203

BHFTI-249

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—(Continued)
Transurban Group	26,071	$212,307

		959,868

Water Utilities—0.1%
Severn Trent PLC	21,932	631,933
United Utilities Group PLC	59,624	687,511

		1,319,444

Wireless Telecommunication Services—0.2%
KDDI Corp.	51,200	1,567,298
Rogers Communications, Inc. - Class B	10,540	404,683
SoftBank Corp.	69,800	789,373
SoftBank Group Corp.	4,200	177,751
Tele2 AB - B Shares	101,210	773,496
Vodafone Group PLC	601,513	561,687

		4,274,288

Total Common Stocks (Cost $296,505,137)		277,115,551

Foreign Government—10.5%

Sovereign—10.5%
Deutsche Bundesrepublik Bonds Inflation-Linked 0.100%, 04/15/26 (EUR) (d)	4,948,120	5,127,296
0.100%, 04/15/33 (EUR) (d)	9,417,360	9,626,745
0.100%, 04/15/46 (EUR) (d)	6,231,600	5,993,773
0.500%, 04/15/30 (EUR) (d)	19,986,355	21,201,997
French Republic Government Bonds OAT 0.100%, 03/01/26 (144A) (EUR) (d)	4,679,320	4,868,452
0.100%, 03/01/29 (EUR) (d)	4,725,640	4,827,772
0.100%, 07/25/31 (144A) (EUR) (d)	8,201,550	8,244,472
0.100%, 03/01/32 (EUR) (d)	8,977,440	8,969,334
0.100%, 03/01/36 (144A) (EUR) (d)	1,118,960	1,054,478
0.100%, 07/25/38 (144A) (EUR) (d)	3,451,170	3,161,934
0.100%, 07/25/47 (144A) (EUR) (d)	3,675,240	3,053,000
0.700%, 07/25/30 (144A) (EUR) (d)	2,461,780	2,601,614
1.850%, 07/25/27 (EUR) (d)	5,248,680	5,805,406
3.400%, 07/25/29 (EUR) (d)	5,851,080	7,132,212
Italy Buoni Poliennali Del Tesoro 0.100%, 05/15/33 (144A) (EUR) (d)	4,564,160	3,849,017
0.150%, 05/15/51 (144A) (EUR) (d)	4,707,880	2,711,193
0.400%, 05/15/30 (144A) (EUR) (d)	4,157,895	3,911,679
1.250%, 09/15/32 (144A) (EUR) (d)	1,839,210	1,782,217
1.300%, 05/15/28 (144A) (EUR) (d)	3,064,600	3,144,143
1.500%, 05/15/29 (144A) (EUR) (d)	3,563,980	3,639,717
2.350%, 09/15/24 (144A) (EUR) (d)	4,934,240	5,265,554
2.550%, 09/15/41 (144A) (EUR) (d)	666,820	691,840
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (d)	3,087,820	3,739,193
0.125%, 03/22/26 (GBP) (d)	10,145,170	12,201,114
0.125%, 08/10/28 (GBP) (d)	8,129,283	9,757,846
0.125%, 03/22/29 (GBP) (d)	3,168,604	3,783,504

Sovereign—(Continued)
United Kingdom Gilt Inflation Linked Bonds 0.125%, 08/10/31 (GBP) (d)	5,099,040	6,062,072
0.125%, 03/22/46 (GBP) (d)	8,711,100	8,004,466
0.125%, 08/10/48 (GBP) (d)	12,258,180	10,851,044
0.125%, 03/22/58 (GBP) (d)	10,604,213	8,454,078
0.125%, 11/22/65 (GBP) (d)	1,437,110	1,094,483
0.125%, 03/22/68 (GBP) (d)	4,196,892	3,174,789
0.500%, 03/22/50 (GBP) (d)	3,507,720	3,385,640
0.625%, 03/22/40 (GBP) (d)	1,728,560	1,937,858
0.625%, 11/22/42 (GBP) (d)	3,523,160	3,837,367
1.250%, 11/22/27 (GBP) (d)	1,197,648	1,507,112
1.250%, 11/22/32 (GBP) (d)	3,619,788	4,684,184

Total Foreign Government (Cost $249,526,668)		199,138,595

U.S. Treasury & Government Agencies—5.6%

U.S. Treasury—5.6%
U.S. Treasury Inflation-Indexed Bonds 0.250%, 02/15/50 (d)	4,755,760	2,797,864
1.000%, 02/15/49 (d)	2,429,480	1,791,979
1.500%, 02/15/53 (d)	1,028,320	849,780
2.125%, 02/15/40 (d)	6,646,881	6,439,945
3.375%, 04/15/32 (d)	4,305,225	4,639,090
3.875%, 04/15/29 (d)	3,718,780	4,003,281
U.S. Treasury Inflation-Indexed Notes 0.125%, 10/15/25 (d)	17,494,191	16,576,429
0.125%, 04/15/26 (d)	10,606,687	9,908,966
0.125%, 07/15/30 (d)	4,768,840	4,132,125
0.125%, 01/15/31 (d)	11,742,300	10,040,355
0.125%, 07/15/31 (d)	10,834,560	9,198,266
0.250%, 01/15/25 (d)	2,581,100	2,482,570
0.375%, 07/15/27 (d)	9,084,519	8,423,674
0.500%, 01/15/28 (d)	7,051,105	6,498,378
0.875%, 01/15/29 (d)	7,553,957	7,008,139
1.125%, 01/15/33 (d)	5,130,850	4,633,198
1.250%, 04/15/28 (d)	7,133,560	6,781,967

Total U.S. Treasury & Government Agencies (Cost $111,926,143)		106,206,006

Mutual Funds—2.9%

Investment Company Securities—2.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $72,871,969)	548,388	55,946,544

Preferred Stock—0.0%

Life Sciences Tools & Services—0.0%
Sartorius AG (Cost $395,128)	939	$318,636

BHFTI-250

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Warrants—0.0%

Security Description	Shares/ Principal Amount*	Value

Software—0.0%
Constellation Software, Inc. Expires 03/31/40 (a) (Cost $0)	179	$0

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Abiomed, Inc. (a) (b) (c) (Cost $1,188)	1,165	0

Short-Term Investments—63.6%

Mutual Funds—57.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (e)	286,985,211	286,985,211
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (e)	300,281,306	300,281,306
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (e)	296,353,611	296,353,611
State Street Institutional Treasury Plus Money Market Fund, Premier Class 5.290% (e)	203,381,439	203,381,439

		1,087,001,567

U.S. Treasury—6.3%
U.S. Treasury Bill 5.062%, 12/14/23 (f) (g)	120,000,000	118,710,333

Total Short-Term Investments (Cost $1,205,736,167)		1,205,711,900

Total Investments—97.2% (Cost $1,936,962,400)		1,844,437,232
Other assets and liabilities (net)—2.8%		53,463,988

Net Assets—100.0%		$1,897,901,220

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $118,710,333.
(g)	The rate shown represents current yield to maturity.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $47,979,310, which is 2.5% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	24,630,000	BNY	10/30/23	USD	15,808,298	$(41,648)
CAD	38,090,000	BNY	10/30/23	USD	28,217,950	164,009
CHF	14,930,000	SSBT	10/30/23	USD	16,419,187	61,756
EUR	67,150,000	BNP	10/30/23	USD	71,292,766	219,653
EUR	121,000,000	SSBT	10/30/23	USD	130,762,619	2,693,422
GBP	79,000,000	BNY	10/30/23	USD	99,236,798	2,832,920
GBP	20,630,000	BNY	10/30/23	USD	25,134,560	(40,275)
HKD	106,110,000	SSBT	10/30/23	USD	13,571,280	13,687
JPY	11,218,990,000	BNY	10/30/23	USD	75,756,843	359,315

Net Unrealized Appreciation						$6,262,839

BHFTI-251

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/23	2,510	AUD	281,051,678	$(4,701,254)
Brent Crude Oil Futures	10/31/23	75	USD	6,915,000	751,828
Canada Government Bond 10 Year Futures	12/18/23	1,999	CAD	230,144,870	(5,340,327)
Cattle Feeder Futures	11/16/23	69	USD	8,794,050	67,617
Cocoa Futures	12/13/23	293	USD	10,014,740	(275,850)
Coffee “C” Futures	12/18/23	95	USD	5,206,594	(565,858)
Copper Futures	12/27/23	109	USD	10,184,688	(280,193)
Corn Futures	12/14/23	308	USD	7,341,950	(515,395)
Cotton No. 2 Futures	12/06/23	114	USD	4,967,550	138,001
DAX Index Futures	12/15/23	45	EUR	17,466,750	(527,071)
Euro-BTP Futures	12/07/23	505	EUR	55,413,650	(3,047,720)
Euro-Bobl Futures	12/07/23	1,250	EUR	144,687,500	(2,223,163)
Euro-Bund Futures	12/07/23	570	EUR	73,324,800	(2,346,304)
Euro-Buxl 30 Year Bond Futures	12/07/23	264	EUR	32,303,040	(3,125,651)
FTSE 100 Index Futures	12/15/23	316	GBP	24,240,360	433,151
Gasoline RBOB Futures	11/30/23	69	USD	6,809,141	17,226
Gold 100 oz. Futures	12/27/23	192	USD	35,829,120	(2,313,105)
Hang Seng Index Futures	10/30/23	221	HKD	197,673,450	118,484
IBEX 35 Index Futures	10/20/23	187	EUR	17,652,800	(102,890)
Japanese Government 10 Year Bond Futures	12/13/23	502	JPY	72,769,920,000	(3,462,513)
LME Nickel Futures	12/18/23	85	USD	9,517,110	(1,533,231)
LME Primary Aluminum Futures	12/18/23	329	USD	19,349,313	914,634
LME Zinc Futures	12/18/23	240	USD	15,916,500	1,031,639
Lean Hogs Futures	12/14/23	85	USD	2,440,350	(158,572)
Live Cattle Futures	12/29/23	171	USD	12,854,070	246,732
Low Sulphur Gas Oil Futures	12/12/23	88	USD	8,155,400	1,184,054
Natural Gas Futures	11/28/23	311	USD	10,300,320	(597,360)
Natural Gas Futures	12/27/23	128	USD	4,563,200	(156,637)
New York Harbor ULSD Futures	11/30/23	59	USD	7,825,028	954,508
OMX Stockholm 30 Index Futures	10/20/23	1,211	SEK	261,576,000	(313,685)
Russell 2000 Index E-Mini Futures	12/15/23	1,204	USD	108,275,720	(4,712,740)
S&P 500 Index E-Mini Futures	12/15/23	1,482	USD	320,519,550	(13,340,738)
S&P TSX 60 Index Futures	12/14/23	166	CAD	39,053,160	(760,358)
SPI 200 Index Futures	12/21/23	239	AUD	42,338,850	(750,932)
Silver Futures	12/27/23	126	USD	14,143,500	(784,275)
Soybean Futures	11/14/23	59	USD	3,761,250	(204,642)
Soybean Futures	01/12/24	27	USD	1,747,575	(76,138)
Soybean Meal Futures	12/14/23	148	USD	5,641,760	(308,007)
Soybean Oil Futures	12/14/23	134	USD	4,488,732	(332,908)
Sugar No. 11 Futures	02/29/24	250	USD	7,414,400	(13,137)
TOPIX Index Futures	12/07/23	159	JPY	3,694,365,000	(271,115)
U.S. Treasury Long Bond Futures	12/19/23	745	USD	84,767,031	(4,996,681)
U.S. Treasury Note 10 Year Futures	12/19/23	1,979	USD	213,855,688	(4,754,474)
U.S. Treasury Note 2 Year Futures	12/29/23	1,554	USD	315,012,798	(1,554,121)
U.S. Treasury Note 5 Year Futures	12/29/23	2,582	USD	272,037,906	(3,174,012)
U.S. Treasury Ultra Long Bond Futures	12/19/23	188	USD	22,313,250	(1,727,479)
United Kingdom Long Gilt Bond Futures	12/27/23	1,460	GBP	137,473,600	(1,082,280)
WTI Light Sweet Crude Oil Futures	11/20/23	84	USD	7,459,200	842,001
Wheat Futures	12/14/23	265	USD	7,174,875	(1,812,279)

Futures Contracts—Short
LME Nickel Futures	12/18/23	(19)	USD	(2,127,354)	243,655
LME Primary Aluminum Futures	12/18/23	(89)	USD	(5,234,313)	(261,577)
LME Zinc Futures	12/18/23	(61)	USD	(4,045,444)	(275,205)

Net Unrealized Depreciation					$(65,836,347)

BHFTI-252

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York Mellon
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$268,645	$1,740,778	$—	$2,009,423
Air Freight & Logistics	—	173,574	—	173,574
Automobile Components	—	1,667,991	—	1,667,991
Automobiles	—	3,864,612	—	3,864,612
Banks	1,015,374	6,226,618	—	7,241,992
Beverages	699,214	5,739,235	—	6,438,449
Biotechnology	—	2,626,183	—	2,626,183
Broadline Retail	1,735,112	2,598,832	—	4,333,944
Building Products	—	1,333,976	—	1,333,976
Capital Markets	908,424	3,363,938	—	4,272,362
Chemicals	246,900	9,281,000	—	9,527,900
Commercial Services & Supplies	446,722	1,490,491	—	1,937,213
Communications Equipment	—	1,061,446	—	1,061,446
Construction & Engineering	476,903	903,241	—	1,380,144
Construction Materials	—	1,612,389	—	1,612,389
Consumer Finance	—	2	—	2
Consumer Staples Distribution & Retail	2,423,637	5,545,399	—	7,969,036
Containers & Packaging	195,343	353,198	—	548,541
Diversified Consumer Services	—	664,903	—	664,903
Diversified REITs	—	563,486	—	563,486
Diversified Telecommunication Services	12,590	17,024,648	—	17,037,238
Electric Utilities	1,377,958	15,935,256	—	17,313,214
Electrical Equipment	—	761,998	—	761,998
Electronic Equipment, Instruments & Components	—	4,574,978	—	4,574,978
Energy Equipment & Services	—	660,941	—	660,941
Entertainment	403,505	4,506,679	—	4,910,184

BHFTI-253

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Financial Services	$72,077	$2,737,604	$—	$2,809,681
Food Products	351,401	12,057,548	—	12,408,949
Gas Utilities	549,903	8,278,351	—	8,828,254
Ground Transportation	1,316,188	2,872,914	—	4,189,102
Health Care Equipment & Supplies	—	7,404,561	—	7,404,561
Health Care Providers & Services	—	1,907,371	0	1,907,371
Health Care Technology	—	131,436	—	131,436
Hotels, Restaurants & Leisure	464,553	6,107,205	—	6,571,758
Household Durables	—	1,848,237	—	1,848,237
Household Products	—	2,486,061	—	2,486,061
Independent Power and Renewable Electricity Producers	330,928	2,480,347	—	2,811,275
Industrial Conglomerates	—	2,814,344	—	2,814,344
Industrial REITs	—	1,515,260	—	1,515,260
Insurance	1,069,466	5,273,031	—	6,342,497
Interactive Media & Services	—	3,257,727	—	3,257,727
IT Services	1,184,395	3,357,021	—	4,541,416
Leisure Products	—	732,734	—	732,734
Life Sciences Tools & Services	—	2,069,706	—	2,069,706
Machinery	—	5,595,629	—	5,595,629
Marine Transportation	—	295,383	—	295,383
Media	—	2,385,233	—	2,385,233
Metals & Mining	2,768,433	4,339,860	—	7,108,293
Multi-Utilities	698,262	3,083,759	—	3,782,021
Office REITs	—	931,555	—	931,555
Oil, Gas & Consumable Fuels	6,913,553	15,904,878	—	22,818,431
Paper & Forest Products	162,335	2,312,129	—	2,474,464
Passenger Airlines	172,233	473,396	—	645,629
Personal Care Products	—	3,362,378	—	3,362,378
Pharmaceuticals	690,499	11,740,788	—	12,431,287
Professional Services	680,299	1,975,363	—	2,655,662
Real Estate Management & Development	286,540	4,016,065	—	4,302,605
Residential REITs	166,978	—	—	166,978
Retail REITs	121,651	1,212,666	—	1,334,317
Semiconductors & Semiconductor Equipment	—	3,653,231	—	3,653,231
Software	2,414,895	4,386,252	—	6,801,147
Specialty Retail	—	2,327,129	—	2,327,129
Technology Hardware, Storage & Peripherals	—	2,942,177	—	2,942,177
Textiles, Apparel & Luxury Goods	428,139	2,803,680	—	3,231,819
Tobacco	—	1,029,039	—	1,029,039
Trading Companies & Distributors	336,197	2,794,859	—	3,131,056
Transportation Infrastructure	—	959,868	—	959,868
Water Utilities	—	1,319,444	—	1,319,444
Wireless Telecommunication Services	404,683	3,869,605	—	4,274,288
Total Common Stocks	31,793,935	245,321,616	0	277,115,551
Total Foreign Government*	—	199,138,595	—	199,138,595
Total U.S. Treasury & Government Agencies*	—	106,206,006	—	106,206,006
Total Mutual Funds*	55,946,544	—	—	55,946,544
Total Preferred Stock*	—	318,636	—	318,636
Total Warrants*	—	0	—	0
Total Rights*	—	—	0	0
Short-Term Investments
Mutual Funds	1,087,001,567	—	—	1,087,001,567
U.S. Treasury	—	118,710,333	—	118,710,333
Total Short-Term Investments	1,087,001,567	118,710,333	—	1,205,711,900
Total Investments	$1,174,742,046	$669,695,186	$0	$1,844,437,232

BHFTI-254

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,344,762	$—	$6,344,762
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(81,923)	—	(81,923)
Total Forward Contracts	$—	$6,262,839	$—	$6,262,839
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,943,530	$—	$—	$6,943,530
Futures Contracts (Unrealized Depreciation)	(72,779,877)	—	—	(72,779,877)
Total Futures Contracts	$(65,836,347)	$—	$—	$(65,836,347)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTI-255

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—82.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—8.3%
Federal Home Loan Mortgage Corp.
4.350%, 1Y H15 + 2.225%, 01/01/34 (a)	10,831	$10,844
4.500%, 08/01/52	365,415	335,703
4.500%, 09/01/52	111,882	102,769
4.500%, 08/01/53	8,884,583	8,160,419
4.500%, 10/01/53	1,115,212	1,024,312
5.500%, 07/01/53	4,822,069	4,661,811
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.920%, 01/25/26	4,800,000	4,602,640
Federal Home Loan Mortgage Corp. REMICS
4.850%, SOFR30A + 0.464%, 07/15/44 (a)	1,040,213	996,543
5.778%, SOFR30A + 0.464%, 01/15/47 (a)	1,258,459	1,204,040
5.878%, SOFR30A + 0.564%, 09/15/42 (a)	1,206,413	1,165,758
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.559%, 1M LIBOR + 0.260%, 08/25/31 (a)	13,755	13,820
5.826%, 12M MTA + 1.200%, 10/25/44 (a)	761,863	686,312
5.826%, 12M MTA + 1.200%, 02/25/45 (a)	232,449	219,723
Federal National Mortgage Association
3.000%, 05/01/52	373,129	308,957
4.000%, 10/01/48	425,560	385,792
4.000%, 04/01/49	208,315	187,150
4.000%, 03/01/50	193,626	173,961
4.000%, 08/01/50	267,121	240,792
4.000%, 02/01/52	639,499	569,708
4.500%, 09/01/52	527,781	484,790
5.390%, 1Y H15 + 2.360%, 11/01/34 (a)	119,903	122,351
5.500%, 07/01/53	9,177,925	8,872,903
5.630%, 12M MTA + 1.200%, 07/01/44 (a)	2,758	2,662
5.630%, 12M MTA + 1.200%, 09/01/44 (a)	7,401	7,142
Federal National Mortgage Association REMICS
4.780%, 05/25/35 (a)	63,624	64,453
5.462%, SOFR30A + 0.174%, 12/25/36 (a)	12,424	12,050
5.462%, SOFR30A + 0.174%, 07/25/37 (a)	95,457	92,477
5.552%, SOFR30A + 0.264%, 08/25/34 (a)	4,168	4,056
5.779%, SOFR30A + 0.464%, 07/25/37 (a)	1,824	1,784
5.809%, SOFR30A + 0.494%, 07/25/37 (a)	23,257	22,717
Federal National Mortgage Association Trust 5.779%, SOFR30A + 0.464%, 05/25/42 (a)	19,450	19,305
Government National Mortgage Association REMICS 6.214%, SOFR30A + 0.900%, 10/20/72 (a)	2,412,587	2,383,080
6.246%, 12M TSFR + 0.865%, 08/20/68 (a)	2,173,998	2,120,408
6.262%, 1M TSFR + 0.944%, 08/20/66 (a)	143,476	142,762
6.414%, SOFR30A + 1.100%, 05/20/73 (a)	1,012,859	1,015,944
6.464%, 12M TSFR + 1.465%, 04/20/67 (a)	1,673,610	1,666,608
Uniform Mortgage-Backed Security, TBA 4.000%, TBA (b)	47,665,720	42,478,349
4.500%, TBA (b)	10,900,000	10,009,124
5.000%, TBA (b)	21,000,000	19,812,187
6.500%, TBA (b)	24,000,000	24,093,750

		138,479,956

U.S. Treasury—74.6%
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (c)	17,975,012	10,000,180
0.125%, 02/15/52 (c) (d)	7,906,032	4,338,281
0.250%, 02/15/50 (c)	16,906,727	9,946,406
0.625%, 02/15/43 (c)	14,491,768	10,528,043
0.750%, 02/15/42 (c)	39,013,598	29,535,656
0.750%, 02/15/45 (c)	26,818,126	19,481,902
0.875%, 02/15/47 (c) (e)	50,715,669	36,956,072
1.000%, 02/15/46 (c) (e)	49,310,005	37,411,558
1.375%, 02/15/44 (c) (e)	68,277,521	57,060,404
1.500%, 02/15/53 (c)	8,123,728	6,713,262
1.750%, 01/15/28 (c) (e)	66,162,761	64,257,998
2.000%, 01/15/26 (c)	33,785,659	33,120,834
2.125%, 02/15/40 (c)	23,094,376	22,375,383
2.125%, 02/15/41 (c)	21,258,339	20,554,571
2.375%, 01/15/25 (c) (e)	66,957,273	66,154,309
2.375%, 01/15/27 (c) (d) (f)	575,981	571,588
2.500%, 01/15/29 (c) (e)	33,117,155	33,337,074
3.375%, 04/15/32 (c) (d) (f)	3,337,410	3,596,223
3.625%, 04/15/28 (c) (e)	34,162,239	35,891,702
3.875%, 04/15/29 (c) (e)	37,795,810	40,687,337
U.S. Treasury Inflation-Indexed Notes 0.125%, 10/15/24 (c) (e)	45,527,142	44,135,541
0.125%, 04/15/25 (c) (d) (f) (g) (h)	10,177,154	9,708,316
0.125%, 10/15/25 (c) (d) (f) (g) (h)	10,838,152	10,269,572
0.125%, 04/15/26 (c)	19,814,690	18,511,255
0.125%, 07/15/26 (c) (e)	66,627,722	62,272,845
0.125%, 10/15/26 (c)	17,114,886	15,914,838
0.125%, 04/15/27 (c) (e)	10,503,437	9,641,417
0.125%, 01/15/30 (c)	14,969,682	13,048,183
0.125%, 07/15/30 (c) (e)	63,602,425	55,110,507
0.125%, 01/15/31 (c) (e)	50,415,549	43,108,248
0.125%, 07/15/31 (c) (d)	17,517,773	14,872,144
0.125%, 01/15/32 (c)	8,931,870	7,482,360
0.250%, 01/15/25 (c) (e)	36,664,116	35,264,506
0.250%, 07/15/29 (c)	26,329,215	23,454,856
0.375%, 07/15/25 (c) (g)	12,179,478	11,659,828
0.375%, 01/15/27 (c)	27,560,630	25,634,884
0.375%, 07/15/27 (c)	28,103,279	26,058,930
0.500%, 01/15/28 (c)	12,233,481	11,274,515
0.625%, 01/15/24 (c)	11,921,364	11,807,118
0.625%, 01/15/26 (c) (d) (f) (g) (h)	3,138,914	2,983,930
0.625%, 07/15/32 (c) (e)	160,507,525	139,840,613
0.750%, 07/15/28 (c) (d) (f)	5,613,735	5,223,405
0.875%, 01/15/29 (c)	19,871,507	18,435,674
1.625%, 10/15/27 (c) (e)	91,868,470	89,189,571

		1,247,421,839

Total U.S. Treasury & Government Agencies (Cost $1,463,743,891)		1,385,901,795

Asset-Backed Securities—9.8%

Asset-Backed-Home Equity—1.0%
ACE Securities Corp. Home Equity Loan Trust 5.834%, 1M TSFR + 0.514%, 03/25/37 (a)	453,330	188,516
6.484%, 1M TSFR + 1.164%, 12/25/33 (a)	970,819	941,344

BHFTI-256

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed-Home Equity—(Continued)
Asset-Backed Securities Corp. Home Equity Loan Trust 6.259%, 1M TSFR + 0.939%, 04/25/34 (a)	1,242,615	$1,177,139
Citigroup Mortgage Loan Trust, Inc. 5.614%, 1M TSFR + 0.294%, 03/25/37 (a)	795,832	646,909
5.724%, 1M TSFR + 0.404%, 09/25/36 (144A) (a)	826,057	778,821
6.124%, 1M TSFR + 0.804%, 10/25/35 (a)	3,700,000	3,151,156
First NLC Trust 5.504%, 1M TSFR + 0.184%, 08/25/37 (144A) (a)	785,410	387,459
GSAA Home Equity Trust 6.720%, 03/25/46 (i)	296,652	161,900
Home Equity Asset Trust 6.109%, 1M TSFR + 0.789%, 02/25/36 (a)	1,563,469	1,487,945
6.289%, 1M TSFR + 0.969%, 08/25/34 (a)	247,594	240,204
HSI Asset Securitization Corp. Trust 5.534%, 1M TSFR + 0.214%, 10/25/36 (a)	4,007	1,570
MASTR Asset-Backed Securities Trust 6.184%, 1M TSFR + 0.864%, 10/25/35 (a)	94,125	85,515
Morgan Stanley ABS Capital I, Inc. Trust 6.094%, 1M TSFR + 0.774%, 01/25/35 (a)	568,027	541,603
6.109%, 1M TSFR + 0.789%, 09/25/35 (a)	1,269,652	1,177,351
New Century Home Equity Loan Trust 6.199%, 1M TSFR + 0.879%, 02/25/35 (a)	316,385	292,241
Nomura Home Equity Loan, Inc. 5.869%, 1M TSFR + 0.549%, 03/25/36 (a)	1,190,800	1,164,734
NovaStar Mortgage Funding Trust 6.139%, 1M TSFR + 0.819%, 01/25/36 (a)	442,000	433,818
Residential Asset Securities Corporation Trust 5.894%, 1M TSFR + 0.344%, 06/25/36 (a)	2,996,848	2,849,876
Soundview Home Loan Trust 5.614%, 1M TSFR + 0.294%, 07/25/37 (a)	303,633	255,493
5.634%, 1M TSFR + 0.314%, 06/25/37 (a)	1,873,550	1,283,360

		17,246,954

Asset-Backed-Other—8.7%
522 Funding CLO Ltd. 6.628%, 3M TSFR + 1.302%, 10/20/31 (144A) (a)	1,500,000	1,489,859
ACAS CLO Ltd. 6.462%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	1,353,738	1,349,813
AMMC CLO XII Ltd. 6.577%, 3M TSFR + 1.212%, 11/10/30 (144A) (a)	783,654	782,027
Anchorage Capital CLO 11 Ltd. 6.747%, 3M TSFR + 1.402%, 07/22/32 (144A) (a)	1,600,000	1,590,560
Anchorage Capital CLO 6 Ltd. 6.620%, 3M TSFR + 1.312%, 07/15/30 (144A) (a)	1,022,736	1,020,706
Anchorage Capital CLO 9 Ltd. 6.710%, 3M TSFR + 1.402%, 07/15/32 (144A) (a)	300,000	298,151
Apidos CLO XXVI Ltd. 6.472%, 3M TSFR + 1.162%, 07/18/29 (144A) (a)	1,455,138	1,449,357
Apidos CLO XXVII Ltd. 6.500%, 3M TSFR + 1.192%, 07/17/30 (144A) (a)	1,586,400	1,579,707
Arbor Realty Commercial Real Estate Notes Ltd. 6.763%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	2,600,000	2,570,749
ARES European CLO VI DAC 4.273%, 3M EURIBOR + 0.610%, 04/15/30 (144A) (EUR) (a)	687,713	714,543

Asset-Backed-Other—(Continued)
ARES L CLO Ltd. 6.620%, 3M TSFR + 1.312%, 01/15/32 (144A) (a)	700,000	697,120
ARES LII CLO Ltd. 6.657%, 3M TSFR + 1.312%, 04/22/31 (144A) (a)	1,700,000	1,690,283
Argent Securities Trust 5.754%, 1M TSFR + 0.434%, 05/25/36 (a)	225,504	53,537
Atlas Senior Loan Fund Ltd. 6.720%, 3M TSFR + 1.412%, 01/16/30 (144A) (a)	1,456,539	1,454,567
Atlas Senior Loan Fund X Ltd. 6.660%, 3M TSFR + 1.352%, 01/15/31 (144A) (a)	507,852	505,172
Barings CLO Ltd. 6.658%, 3M TSFR + 1.332%, 01/20/32 (144A) (a)	1,900,000	1,896,329
BDS LLC 7.127%, 1M TSFR + 1.800%, 03/19/39 (144A) (a)	1,900,000	1,885,224
Benefit Street Partners CLO XII Ltd. 6.520%, 3M TSFR + 1.212%, 10/15/30 (144A) (a)	896,429	894,730
Birch Grove CLO Ltd. 6.801%, 3M TSFR + 1.392%, 06/15/31 (144A) (a)	953,691	950,306
BlackRock European CLO IV DAC 4.513%, 3M EURIBOR + 0.850%, 07/15/30 (144A) (EUR) (a)	1,146,700	1,196,867
BlueMountain CLO XXII Ltd. 6.650%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	500,000	498,267
BlueMountain EUR CLO DAC 4.511%, 3M EURIBOR + 0.790%, 04/25/32 (144A) (EUR) (a)	992,167	1,033,304
Capital Four U.S. CLO II Ltd. 7.466%, 3M TSFR + 2.140%, 10/20/30 (144A) (a)	839,732	839,646
Carlyle Euro CLO DAC 4.411%, 3M EURIBOR + 0.630%, 08/15/30 (144A) (EUR) (a)	995,667	1,035,389
Carlyle Global Market Strategies CLO Ltd. 6.540%, 3M TSFR + 1.232%, 04/17/31 (144A) (a)	496,717	495,248
6.581%, 3M TSFR + 1.212%, 08/14/30 (144A) (a)	1,882,862	1,877,610
6.687%, 3M TSFR + 1.342%, 04/22/32 (144A) (a)	400,000	397,695
Carlyle Global Market Strategies Euro CLO Ltd. 4.531%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (a)	1,599,297	1,657,175
Carlyle U.S. CLO Ltd. 6.588%, 3M TSFR + 1.262%, 04/20/31 (144A) (a)	1,592,738	1,585,426
6.750%, 3M TSFR + 1.442%, 01/15/30 (144A) (a)	470,875	469,449
Catamaran CLO Ltd. 6.707%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	1,570,656	1,567,396
CBAM Ltd. 6.838%, 3M TSFR + 1.512%, 07/20/30 (144A) (a)	609,653	609,646
Cedar Funding V CLO Ltd. 6.670%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	800,000	798,110
CIFC European Funding CLO III DAC 4.713%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (a)	800,000	829,077
CIFC Funding Ltd. 6.557%, 3M TSFR + 1.212%, 10/24/30 (144A) (a)	2,339,187	2,331,056
6.572%, 3M TSFR + 1.262%, 04/18/31 (144A) (a)	1,900,000	1,892,959
6.605%, 3M TSFR + 1.272%, 04/23/29 (144A) (a)	447,554	446,674
CIT Mortgage Loan Trust 6.784%, 1M TSFR + 1.464%, 10/25/37 (144A) (a)	133,660	133,476
6.934%, 1M TSFR + 1.614%, 10/25/37 (144A) (a)	4,400,000	4,261,753

BHFTI-257

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed-Other—(Continued)
Contego CLO IV DAC 4.338%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (a)	797,620	$827,061
Countrywide Asset-Backed Certificates Trust 5.624%, 1M TSFR + 0.304%, 11/25/37 (a)	4,703,418	4,253,546
6.174%, 1M TSFR + 0.854%, 08/25/47 (a)	21,267	20,064
CQS U.S. CLO Ltd. 7.166%, 3M TSFR + 1.850%, 07/20/31 (144A) (a)	2,192,054	2,192,054
Credit-Based Asset Servicing & Securitization LLC 5.554%, 1M TSFR + 0.234%, 07/25/37 (144A) (a)	64,014	40,317
5.654%, 1M TSFR + 0.334%, 07/25/37 (144A) (a)	1,275,787	803,491
Crestline Denali CLO XIV Ltd. 6.747%, 3M TSFR + 1.402%, 10/23/31 (144A) (a)	1,089,183	1,084,825
Crestline Denali CLO XV Ltd. 6.618%, 3M TSFR + 1.292%, 04/20/30 (144A) (a)	784,887	783,312
CSAB Mortgage-Backed Trust 6.220%, 09/25/36 (i)	389,263	119,337
Dryden 35 Euro CLO DAC 4.643%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (a)	800,000	827,869
Dryden 44 Euro CLO DAC 4.543%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	1,300,000	1,332,093
Dryden 52 Euro CLO DAC 4.641%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	1,000,000	1,038,593
Dryden 60 CLO Ltd. 6.620%, 3M TSFR + 1.312%, 07/15/31 (144A) (a)	700,000	698,626
Dryden 64 CLO Ltd. 6.542%, 3M TSFR + 1.232%, 04/18/31 (144A) (a)	693,214	689,925
Ellington Loan Acquisition Trust 6.534%, 1M TSFR + 1.214%, 05/25/37 (144A) (a)	1,071,639	1,016,986
Fidelity Grand Harbour CLO DAC 5.045%, 3M EURIBOR + 1.200%, 03/15/32 (144A) (EUR) (a)	900,000	937,261
First Franklin Mortgage Loan Trust 5.554%, 1M TSFR + 0.234%, 12/25/36 (a)	8,281,030	6,930,037
5.744%, 1M TSFR + 0.424%, 07/25/36 (a)	1,615,573	1,509,593
Gallatin CLO VIII Ltd. 6.660%, 3M TSFR + 1.352%, 07/15/31 (144A) (a)	400,000	398,209
GoldenTree Loan Management U.S. CLO 2 Ltd. 6.498%, 3M TSFR + 1.172%, 11/20/30 (144A) (a)	724,563	722,316
GSAMP Trust 6.169%, 1M TSFR + 0.849%, 09/25/35 (a)	89,315	85,694
HalseyPoint CLO 3 Ltd. 7.081%, 3M TSFR + 1.712%, 11/30/32 (144A) (a)	500,000	499,736
HSI Asset Securitization Corp. Trust 5.754%, 1M TSFR + 0.434%, 05/25/37 (a)	65,592	65,200
JP Morgan Mortgage Acquisition Trust 5.644%, 1M TSFR + 0.324%, 10/25/36 (a)	40,563	39,740
KKR CLO 11 Ltd. 6.750%, 3M TSFR + 1.442%, 01/15/31 (144A) (a)	469,126	468,320
Laurelin DAC 4.425%, 3M EURIBOR + 0.720%, 10/20/31 (144A) (EUR) (a)	700,000	727,866

Asset-Backed-Other—(Continued)
LCM Loan Income Fund I Ltd. 6.618%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	4,153,299	4,130,061
LCM XIII LP 6.452%, 3M TSFR + 1.132%, 07/19/27 (144A) (a)	1,101,349	1,098,557
LCM XXV Ltd. 6.426%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	668,082	664,411
LoanCore Issuer Ltd. 6.863%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	2,100,000	2,074,926
Lockwood Grove CLO Ltd. 6.783%, 3M TSFR + 1.432%, 01/25/30 (144A) (a)	383,482	381,717
Long Beach Mortgage Loan Trust 5.674%, 1M TSFR + 0.354%, 08/25/36 (a)	851,480	323,550
M360 2021-CRE3 Ltd. 6.938%, 1M TSFR + 1.614%, 11/22/38 (144A) (a)	600,000	588,100
Madison Park Euro Funding IX DAC 4.543%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (a)	700,000	716,045
Madison Park Funding XLI Ltd. 6.437%, 3M TSFR + 1.092%, 04/22/27 (144A) (a)	1,730,457	1,728,003
Madison Park Funding XXVI Ltd. 6.831%, 3M TSFR + 1.462%, 07/29/30 (144A) (a)	392,430	392,060
Man GLG Euro CLO II DAC 4.533%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	395,392	415,461
Man GLG Euro CLO V DAC 4.535%, 3M EURIBOR + 0.690%, 12/15/31 (144A) (EUR) (a)	4,192,004	4,362,291
Marathon Static CLO Ltd. 7.152%, 3M TSFR + 1.750%, 07/20/30 (144A) (a)	3,500,000	3,498,219
MF1 LLC 7.477%, 1M TSFR + 2.150%, 06/19/37 (144A) (a)	1,800,000	1,799,982
MF1 Ltd. 6.525%, 1M TSFR + 1.194%, 10/16/36 (144A) (a)	700,000	688,313
MKS CLO Ltd. 6.778%, 3M TSFR + 1.452%, 01/20/31 (144A) (a)	3,806,270	3,800,313
Morgan Stanley ABS Capital I, Inc. Trust 6.409%, 1M TSFR + 1.089%, 07/25/34 (a)	44,008	42,960
6.484%, 1M TSFR + 1.164%, 06/25/35 (a)	1,232,000	1,108,909
Morgan Stanley IXIS Real Estate Capital Trust 5.484%, 1M TSFR + 0.164%, 11/25/36 (a)	519	178
Mountain View CLO LLC 6.660%, 3M TSFR + 1.352%, 10/16/29 (144A) (a)	1,257,990	1,256,057
Oak Hill European Credit Partners VII DAC 4.445%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	2,099,353	2,172,811
Oaktree CLO Ltd. 6.717%, 3M TSFR + 1.372%, 04/22/30 (144A) (a)	600,000	595,299
OCP Euro CLO DAC 4.483%, 3M EURIBOR + 0.820%, 01/15/32 (144A) (EUR) (a)	747,820	783,691
Octagon Investment Partners 18-R Ltd. 6.530%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	1,200,000	1,192,330
Octagon Investment Partners XXI Ltd. 6.631%, 3M TSFR + 1.262%, 02/14/31 (144A) (a)	1,100,000	1,094,100
OSD CLO Ltd. 6.440%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	2,165,777	2,149,178

BHFTI-258

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed-Other—(Continued)
OZLM IX Ltd. 6.688%, 3M TSFR + 1.362%, 10/20/31 (144A) (a)	500,000	$495,232
OZLM VIII Ltd. 6.550%, 3M TSFR + 1.242%, 10/17/29 (144A) (a)	1,631,169	1,628,048
OZLM XXIV Ltd. 6.748%, 3M TSFR + 1.422%, 07/20/32 (144A) (a)	300,000	296,296
Palmer Square European Loan Funding 5.611%, 3M EURIBOR + 1.950%, 04/12/32 (144A) (EUR) (a)	4,540,703	4,801,859
Palmer Square Loan Funding Ltd. 6.370%, 3M TSFR + 1.062%, 10/15/29 (144A) (a)	2,303,370	2,292,498
6.388%, 3M TSFR + 1.062%, 07/20/29 (144A) (a)	2,220,458	2,210,195
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.169%, 1M TSFR + 0.849%, 09/25/35 (a)	101,782	97,071
6.484%, 1M TSFR + 1.164%, 10/25/34 (a)	2,027,799	1,972,274
Romark CLO Ltd. 6.637%, 3M TSFR + 1.292%, 10/23/30 (144A) (a)	1,193,002	1,188,942
Saranac CLO VI Ltd. 6.807%, 3M TSFR + 1.402%, 08/13/31 (144A) (a)	1,800,000	1,784,615
Saxon Asset Securities Trust 5.744%, 1M TSFR + 0.424%, 09/25/37 (a)	482,053	451,753
Securitized Asset-Backed Receivables LLC Trust 5.734%, 1M TSFR + 0.414%, 07/25/36 (a)	281,209	110,065
5.754%, 1M TSFR + 0.434%, 07/25/36 (a)	3,084,612	1,042,012
Segovia European CLO DAC 4.585%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	300,000	312,155
Sound Point CLO IX Ltd. 6.798%, 3M TSFR + 1.472%, 07/20/32 (144A) (a)	1,400,000	1,391,494
Sound Point CLO XV Ltd. 6.507%, 3M TSFR + 1.162%, 01/23/29 (144A) (a)	598,754	597,293
Soundview Home Loan Trust 5.554%, 1M TSFR + 0.234%, 11/25/36 (144A) (a)	39,871	10,815
Structured Asset Securities Corp. Mortgage Loan Trust 6.944%, 1M TSFR + 1.614%, 04/25/35 (a)	46,238	45,295
TCW CLO Ltd. 6.583%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	852,044	849,890
THL Credit Wind River CLO Ltd. 6.650%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	2,000,000	1,989,440
Toro European CLO 5 DAC 4.403%, 3M EURIBOR + 0.740%, 10/15/30 (144A) (EUR) (a)	1,705,527	1,782,583
Tralee CLO VII Ltd. 6.933%, 3M TSFR + 1.582%, 04/25/34 (144A) (a)	1,400,000	1,381,584
TRTX Issuer Ltd. 6.963%, SOFR30A + 1.650%, 02/15/39 (144A) (a)	800,000	783,002
U.S. Small Business Administration 5.510%, 11/01/27	266,789	261,081
Venture 33 CLO Ltd. 6.630%, 3M TSFR + 1.322%, 07/15/31 (144A) (a)	300,000	298,151
Venture XVII CLO Ltd. 6.450%, 3M TSFR + 1.142%, 04/15/27 (144A) (a)	542,071	540,392
Venture XXIV CLO Ltd. 6.488%, 3M TSFR + 1.162%, 10/20/28 (144A) (a)	694,402	691,420
Venture XXV CLO Ltd. 6.608%, 3M TSFR + 1.282%, 04/20/29 (144A) (a)	107,390	107,187

Asset-Backed-Other—(Continued)
Vibrant CLO XI Ltd. 6.708%, 3M TSFR + 1.382%, 07/20/32 (144A) (a)	900,000	889,931
VMC Finance LLC 7.213%, SOFR30A + 1.900%, 02/18/39 (144A) (a)	400,000	391,010
Voya CLO Ltd. 6.472%, 3M TSFR + 1.162%, 01/18/29 (144A) (a)	841,627	839,776
6.550%, 3M TSFR + 1.242%, 06/07/30 (144A) (a)	230,323	229,693
Wellfleet CLO Ltd. 6.478%, 3M TSFR + 1.152%, 07/20/29 (144A) (a)	218,317	217,683
6.648%, 3M TSFR + 1.322%, 10/20/29 (144A) (a)	360,367	359,780
Wind River CLO Ltd. 6.622%, 3M TSFR + 1.312%, 07/18/31 (144A) (a)	597,541	594,124

		144,933,195

Asset-Backed - Student Loan—0.1%
SLM Student Loan Trust 5.866%, SOFR90A + 0.812%, 10/25/64 (144A) (a)	2,154,463	2,119,345

Total Asset-Backed Securities (Cost $166,265,344)		164,299,494

Foreign Government—8.1%

Sovereign—8.1%
Canada Government Real Return Bond 4.250%, 12/01/26 (CAD) (c)	8,639,088	6,723,319
French Republic Government Bonds OAT 0.100%, 03/01/26 (144A) (EUR) (c)	18,132,365	18,865,251
0.100%, 07/25/31 (144A) (EUR) (c)	1,874,640	1,884,451
0.100%, 07/25/38 (144A) (EUR) (c)	6,557,223	6,007,674
0.250%, 07/25/24 (EUR) (c)	4,862,949	5,132,099
Italy Buoni Poliennali Del Tesoro 0.400%, 05/15/30 (144A) (EUR) (c)	3,920,301	3,688,154
1.400%, 05/26/25 (144A) (EUR) (c)	57,088,544	59,405,644
Japan Government CPI-Linked Bonds 0.005%, 03/10/31 (JPY) (c)	23,413,280	166,387
0.100%, 03/10/28 (JPY) (c)	1,664,676,260	11,740,958
0.100%, 03/10/29 (JPY) (c)	2,696,266,610	18,998,720
New Zealand Government Bond Inflation-Linked 3.000%, 09/20/30 (NZD) (c)	5,000,000	3,828,409

Total Foreign Government (Cost $147,681,180)		136,441,066

Corporate Bonds & Notes—2.5%

Banks—1.6%
Bank of America Corp. 5.875%, 3M TSFR + 3.193%, 03/15/28 (a)	1,570,000	1,424,244
Lloyds Banking Group PLC 4.947%, 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	882,159
Nykredit Realkredit AS 0.500%, 10/01/43 (DKK)	19,463,302	2,069,230
1.000%, 10/01/50 (DKK)	70,600,750	7,142,834
1.000%, 10/01/53 (DKK)	9,564	870
1.500%, 10/01/53 (DKK)	28,489,995	3,004,267
2.500%, 10/01/47 (DKK)	5,246	648

BHFTI-259

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Note—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG 0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (a)	100,000	$92,148
1.000%, 1Y EURIBOR ICE Swap + 1.050%, 06/24/27 (EUR) (a)	100,000	95,173
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (a)	100,000	99,529
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (a)	100,000	123,487
7.750%, 1Y EURIBOR ICE Swap + 4.950%, 03/01/29 (EUR) (a)	100,000	116,718
UniCredit SpA 7.830%, 12/04/23 (144A)	10,700,000	10,701,885

		25,753,192

Diversified Financial Services—0.9%
Avolon Holdings Funding Ltd. 2.528%, 11/18/27 (144A)	114,000	96,233
Jyske Realkredit AS 0.500%, 10/01/43 (DKK)	6,469,278	688,190
1.000%, 10/01/50 (DKK)	23,408,457	2,370,789
1.000%, 10/01/53 (DKK)	11,664,979	1,081,178
1.500%, 10/01/53 (DKK)	9,096,950	952,989
2.000%, 10/01/53 (DKK)	7,277,017	699,871
2.500%, 10/01/47 (DKK)	3,446	418
Nordea Kredit Realkreditaktieselskab 0.500%, 10/01/43 (DKK)	2,617,670	278,946
1.000%, 10/01/50 (DKK)	44,383,758	4,413,555
1.500%, 10/01/53 (DKK)	11,298,460	1,099,002
2.000%, 10/01/53 (144A) (DKK)	699,553	76,321
2.000%, 10/01/53 (DKK)	4,299,311	418,463
2.500%, 10/01/47 (DKK)	893	109
Realkredit Danmark AS 1.000%, 10/01/50 (DKK)	19,268,736	1,947,850
1.000%, 10/01/53 (DKK)	5,866,431	585,658
1.500%, 10/01/53 (DKK)	4,277,749	444,302
2.000%, 10/01/53 (DKK)	2,688,272	261,919
2.500%, 04/01/47 (DKK)	8,390	1,020

		15,416,813

Electric—0.0%
Eversource Energy 2.900%, 10/01/24	100,000	96,895

Gas—0.0%
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	200,000	200,000

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	279,483

Total Corporate Bonds & Notes (Cost $47,656,783)		41,746,383

Mortgage-Backed Securities—2.0%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.0%
Banc of America Funding Trust 4.757%, 02/20/36 (a)	107,929	99,240
Banc of America Mortgage Trust 4.587%, 06/25/35 (a)	27,522	22,868
5.127%, 09/25/35 (a)	23,925	20,308
Bear Stearns ALT-A Trust 4.598%, 09/25/35 (a)	427,327	258,165
5.754%, 1M TSFR + 0.434%, 02/25/34 (a)	59,457	52,876
Bear Stearns ARM Trust 4.241%, 03/25/35 (a)	98,369	87,491
Chase Mortgage Finance Trust 5.305%, 02/25/37 (a)	15,477	14,625
CHL Mortgage Pass-Through Trust 6.000%, 03/25/37	790,176	374,625
6.014%, 1M TSFR + 0.694%, 04/25/35 (a)	242,734	218,589
Citigroup Mortgage Loan Trust, Inc. 4.109%, 03/25/37 (a)	1,167,894	989,330
6.980%, 1Y H15 + 2.400%, 05/25/35 (a)	2,054	1,982
7.248%, 08/25/35 (a)	398	368
Countrywide Alternative Loan Trust 5.000%, 07/25/35	124,140	68,706
5.500%, 06/25/25	375,280	296,312
5.619%, 1M TSFR + 0.294%, 02/20/47 (a)	394,256	298,530
5.674%, 1M TSFR + 0.354%, 06/25/36 (a)	1,100,656	967,380
5.794%, 1M TSFR + 0.474%, 05/25/47 (a)	110,477	92,564
5.994%, 1M TSFR + 0.674%, 12/25/35 (a)	14,806	12,988
6.000%, 03/25/37	3,057,439	1,150,272
6.000%, 04/25/37	509,699	418,045
Countrywide Home Reperforming Loan REMIC Trust 5.774%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	26,494	24,201
Credit Suisse Mortgage Capital Certificates 3.364%, 11/30/37 (144A) (a)	2,425,706	2,193,388
4.883%, 10/26/36 (144A) (a)	39,231	32,279
5.584%, 1M TSFR + 0.264%, 09/29/36 (144A) (a)	532,583	510,631
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.534%, 1M TSFR + 0.214%, 10/25/36 (a)	8,696	6,677
6.369%, 10/25/36 (i)	152,250	118,396
6.386%, 10/25/36 (i)	152,250	118,394
Eurosail-U.K. PLC 6.288%, SONIA + 1.069%, 06/13/45 (GBP) (a)	733,433	888,186
First Horizon Alternative Mortgage Securities Trust 6.440%, 06/25/34 (a)	57,394	53,179
Great Hall Mortgages No. 1 PLC 5.468%, SONIA + 0.249%, 03/18/39 (GBP) (a)	26,559	32,108
5.488%, SONIA + 0.269%, 06/18/38 (GBP) (a)	10,747	13,057
GreenPoint Mortgage Funding Trust 5.794%, 1M TSFR + 0.474%, 09/25/46 (a)	283,752	246,873
5.874%, 1M TSFR + 0.554%, 06/25/45 (a)	98,105	91,544
5.974%, 1M TSFR + 0.654%, 11/25/45 (a)	52,882	45,070
GSR Mortgage Loan Trust 3.893%, 05/25/35 (a)	118,945	96,211
4.353%, 09/25/35 (a)	42,976	39,761
4.502%, 11/25/35 (a)	124,140	102,308
4.796%, 01/25/35 (a)	33,169	30,177
5.005%, 12/25/34 (a)	147,516	132,235

BHFTI-260

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust 5.632%, 1M TSFR + 0.304%, 09/19/37 (a)	16,067	$13,476
5.882%, 1M TSFR + 0.554%, 05/19/35 (a)	26,372	24,015
6.002%, 1M TSFR + 0.674%, 02/19/36 (a)	72,318	35,376
6.339%, 1M TSFR + 1.014%, 06/20/35 (a)	145,321	128,872
IndyMac INDA Mortgage Loan Trust 4.254%, 11/25/35 (a)	25,088	24,535
JP Morgan Mortgage Trust 3.741%, 07/27/37 (144A) (a)	241,634	215,565
4.163%, 06/25/35 (a)	34	33
4.246%, 02/25/35 (a)	43,565	39,574
4.528%, 07/25/35 (a)	40,084	37,349
5.053%, 08/25/35 (a)	63,520	52,496
5.398%, 09/25/35 (a)	12,191	11,171
5.678%, 07/25/35 (a)	19,488	18,865
5.827%, 08/25/35 (a)	54,317	50,322
Lehman XS Trust 5.974%, 1M TSFR + 0.654%, 12/25/35 (a)	62,642	55,083
7.734%, 1M TSFR + 2.414%, 12/25/37 (a)	2,125,278	2,129,547
MASTR Adjustable Rate Mortgages Trust 3.717%, 12/25/33 (a)	16,506	14,694
5.387%, 11/21/34 (a)	33,619	31,260
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.147%, 1M TSFR + 0.814%, 11/15/31 (a)	43,137	40,601
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.887%, 1M TSFR + 0.554%, 12/15/30 (a)	6,384	5,952
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (a)	480,746	445,856
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (a)	4,010,520	3,702,888
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.484%, 1M TSFR + 1.164%, 04/25/35 (a)	2,000,000	1,947,910
Residential Accredit Loans, Inc. Trust 5.291%, 10/25/37 (a)	597,788	512,786
5.734%, 1M TSFR + 0.414%, 08/25/35 (a)	43,162	31,674
5.986%, 12M MTA + 1.360%, 09/25/45 (a)	46,289	39,800
Residential Asset Securitization Trust 6.500%, 09/25/36	269,627	89,688
Residential Mortgage Securities 32 PLC 6.469%, SONIA + 1.250%, 06/20/70 (144A) (GBP) (a)	1,858,705	2,272,297
Sequoia Mortgage Trust 5.839%, 1M LIBOR + 0.400%, 07/20/36 (a)	191,277	160,458
6.142%, 1M TSFR + 0.814%, 10/19/26 (a)	10,404	10,031
Structured Adjustable Rate Mortgage Loan Trust 6.026%, 12M MTA + 1.400%, 01/25/35 (a)	44,875	37,172
6.379%, 02/25/34 (a)	25,186	23,429
Structured Asset Mortgage Investments II Trust 5.814%, 1M TSFR + 0.494%, 06/25/36 (a)	14,574	13,988
5.854%, 1M TSFR + 0.534%, 05/25/36 (a)	12,920	8,311
5.942%, 1M TSFR + 0.614%, 07/19/35 (a)	45,538	40,506
6.102%, 1M TSFR + 0.774%, 10/19/34 (a)	21,077	19,484

Collateralized Mortgage Obligations—(Continued)
TBW Mortgage-Backed Trust 6.515%, 07/25/37 (i)	141,210	52,582
Towd Point Mortgage Funding 6.304%, SONIA + 1.144%, 10/20/51 (144A) (GBP) (a)	3,039,340	3,711,395
Towd Point Mortgage Trust 6.434%, 1M TSFR + 1.114%, 10/25/59 (144A) (a)	763,761	762,452
Wachovia Mortgage Loan Trust 1.502%, 1M TSFR + 0.574%, 01/25/37 (a)	1,510,118	555,792
WaMu Mortgage Pass-Through Certificates Trust 3.347%, 11/25/36 (a)	3,382,440	2,860,018
3.844%, 08/25/35 (a)	9,514	8,447
4.032%, 12/25/35 (a)	37,324	32,283
4.269%, 12M MTA + 0.810%, 12/25/46 (a)	28,012	24,045
5.396%, 12M MTA + 0.770%, 05/25/47 (a)	153,232	121,251
5.626%, 12M MTA + 1.000%, 02/25/46 (a)	51,098	44,292
5.626%, 12M MTA + 1.000%, 08/25/46 (a)	1,589,876	1,437,486
5.674%, 12M MTA + 1.048%, 07/25/46 (a)	280,814	226,156
5.826%, 12M MTA + 1.200%, 11/25/42 (a)	4,648	4,235
6.126%, 12M MTA + 1.500%, 11/25/46 (a)	93,369	79,952
Wells Fargo Mortgage-Backed Securities Trust 4.770%, 04/25/36 (a)	31,029	28,802

		32,454,191

Commercial Mortgage-Backed Securities—0.0%
JP Morgan Chase Commercial Mortgage Securities Trust 6.830%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	634,905	540,493

Total Mortgage-Backed Securities (Cost $206,110,986)		32,994,684

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co. - Class A, 7.500% (Cost $900,000)	900	1,003,500

Short-Term Investments—41.2%

Commercial Paper—0.3%
AT&T, Inc. 5.700%, 03/19/24 (j)	4,800,000	4,667,996

Repurchase Agreements—40.9%
Barclays Bank PLC Repurchase Agreement dated 09/29/23 at 5.320%, due on10/03/23 with a maturity value of $677,500,105; collateralized by U.S. Treasury Note at 1.875%, maturing 02/28/27 with a market value of $690,125,977	677,400,000	677,400,000

BHFTI-261

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $6,797,177; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $6,931,752	6,795,761	$6,795,761

		684,195,761

Total Short-Term Investments (Cost $688,866,561)		688,863,757

Total Purchased Options—0.4% (k) (Cost $1,135,862)		6,337,331

Total Investments—147.0% (Cost $2,722,360,607)		2,457,588,010
Other assets and liabilities (net)—(47.0)%		(785,350,434)

Net Assets—100.0%		$1,672,237,576

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was pledged as collateral against open OTC swap contracts, open OTC option contracts and forward foreign currency exchange contracts. As of September 30, 2023, the market value of securities pledged was $11,592,628.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2023, the market value of securities pledged was $2,730,008.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $9,971,951.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2023, the market value of securities pledged was $8,238,325.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	The rate shown represents current yield to maturity.
(k)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $244,823,982, which is 14.6% of net assets.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	5.500%	TBA	$(14,000,000)	$(13,742,422)	$(13,529,141)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
DKK	195,865,299	JPMC	10/03/23	USD	27,692,423	$72,363
EUR	1,166,000	BNP	10/03/23	USD	1,254,805	(22,051)
EUR	1,296,000	BNP	10/03/23	USD	1,387,915	(17,720)
EUR	118,206,196	BNP	10/03/23	USD	125,263,106	(289,594)
GBP	6,559,000	BNP	10/03/23	USD	7,977,561	25,075
JPY	2,777,339,872	DBAG	10/03/23	USD	18,679,983	(95,000)
MXN	97,724,917	GSBU	10/16/23	USD	5,584,632	10,768
MXN	132,943	JPMC	11/17/23	USD	7,660	(89)
NZD	2,598,000	DBAG	10/03/23	USD	1,529,267	27,844
NZD	6,154,970	UBSA	10/03/23	USD	3,657,499	31,483

Contracts to Deliver
AUD	170,668	UBSA	10/03/23	USD	110,359	628
BRL	4,963,341	GSBU	11/03/23	USD	989,768	6,636
CAD	9,114,534	UBSA	10/03/23	USD	6,722,376	11,878

BHFTI-262

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	9,102,264	BBP	11/02/23	USD	6,779,125	$74,875
DKK	195,923,896	BNP	10/03/23	USD	28,638,192	865,099
DKK	195,561,009	JPMC	11/02/23	USD	27,692,424	(72,277)
EUR	115,102,196	BNP	10/03/23	USD	125,481,421	3,789,614
EUR	3,431,000	BNP	10/03/23	USD	3,682,768	55,343
EUR	2,135,000	JPMC	10/03/23	USD	2,320,151	62,922
EUR	118,206,196	BNP	11/02/23	USD	125,416,656	288,974
GBP	6,559,000	UBSA	10/03/23	USD	8,303,543	300,908
GBP	6,559,000	BNP	11/02/23	USD	7,978,925	(25,189)
JPY	1,096,800,000	CBNA	10/03/23	USD	7,574,776	235,375
JPY	3,432,789,858	UBSA	10/03/23	USD	23,637,896	666,872
JPY	99,900,000	BBP	11/02/23	USD	672,942	1,239
JPY	2,764,168,616	DBAG	11/02/23	USD	18,679,983	94,397
JPY	1,749,862,043	JPMC	11/02/23	USD	11,783,000	17,361
KRW	135,533,422	CBNA	12/20/23	USD	102,712	1,818
MXN	105,688,386	GSBU	10/04/23	USD	6,130,701	67,225
NZD	8,752,970	UBSA	10/03/23	USD	5,205,864	(40,229)
NZD	6,154,970	UBSA	11/02/23	USD	3,657,431	(31,574)
TWD	985,366	CBNA	12/20/23	USD	31,059	236
TWD	756,462	JPMC	12/20/23	USD	23,922	260
TWD	644,385	JPMC	12/20/23	USD	20,370	213

Net Unrealized Appreciation						$6,115,683

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-BTP Futures	12/07/23	119	EUR	13,057,870	$(450,159)
U.S. Treasury Note 10 Year Futures	12/19/23	320	USD	34,580,000	(595,454)
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	635	USD	70,842,188	(2,071,175)
U.S. Treasury Ultra Long Bond Futures	12/19/23	254	USD	30,146,625	(2,339,285)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/15/23	(3)	AUD	(335,918)	5,803
Euro Schatz Futures	12/07/23	(2,344)	EUR	(246,096,560)	856,794
Euro Short BTP Futures	12/07/23	(306)	EUR	(31,869,900)	222,320
Euro-Bobl Futures	12/07/23	(162)	EUR	(18,751,500)	270,055
Euro-Bund Futures	12/07/23	(312)	EUR	(40,135,680)	673,039
Euro-Buxl 30 Year Bond Futures	12/07/23	(107)	EUR	(13,092,520)	804,443
Euro-OAT Futures	12/07/23	(111)	EUR	(13,675,200)	414,288
U.S. Treasury Long Bond Futures	12/19/23	(1,361)	USD	(154,856,281)	7,337,620
U.S. Treasury Note 2 Year Futures	12/29/23	(373)	USD	(75,611,180)	371,343
U.S. Treasury Note 5 Year Futures	12/29/23	(1,255)	USD	(132,226,016)	1,146,185

Net Unrealized Appreciation					$6,645,817

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 30 Yr. IRS	2.237%	DBAG	3M LIBOR	Receive	11/17/23	18,300,000	USD	18,300,000	$1,135,862	$6,337,331	$5,201,469

BHFTI-263

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(210,439)	$171,806
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	(4)	254,621
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(1,500,000)	USD	(1,500,000)	(10,425)	—	10,425

Totals								$(647,295)	$(210,443)	$436,852

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.900%	GSBU	6M EURIBOR	Receive	08/29/25	(11,900,000)	EUR	(11,900,000)	$(154,666)	$(108,406)	$46,260
Call - OTC - 2 Yr. IRS	2.950%	CBNA	6M EURIBOR	Receive	09/15/25	(19,000,000)	EUR	(19,000,000)	(229,651)	(199,287)	30,364
Call - OTC - 2 Yr. IRS	2.800%	GSI	6M EURIBOR	Receive	09/01/25	(25,800,000)	EUR	(25,800,000)	(325,147)	(214,829)	110,318
Put - OTC - 5 Yr. IRS	2.340%	DBAG	3M LIBOR	Pay	11/17/23	(90,200,000)	USD	(90,200,000)	(1,136,520)	(9,042,372)	(7,905,852)
Put - OTC - 2 Yr. IRS	2.900%	GSBU	6M EURIBOR	Pay	08/29/25	(11,900,000)	EUR	(11,900,000)	(154,667)	(155,373)	(706)
Put - OTC - 2 Yr. IRS	2.950%	CBNA	6M EURIBOR	Pay	09/15/25	(19,000,000)	EUR	(19,000,000)	(229,651)	(255,315)	(25,664)
Put - OTC - 2 Yr. IRS	2.800%	GSI	6M EURIBOR	Pay	09/01/25	(25,800,000)	EUR	(25,800,000)	(325,147)	(365,358)	(40,211)
Put - OTC - 2 Yr. IRS	4.611%	BNP	SOFR	Pay	10/27/23	(95,400,000)	USD	(95,400,000)	(517,545)	(595,958)	(78,413)

Totals									$(3,072,994)	$(10,936,898)	$(7,863,904)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(3,757,140)	$(10,425)	$(3,746,715)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,166,248)	—	(1,166,248)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(2,775,263)	2,094	(2,777,357)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,230,261)	28,402	(1,258,663)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(577,874)	(1,137)	(576,737)
Pay	12M CPURNSA	Maturity	2.500%	Maturity	09/07/24	USD	7,100,000	(8,610)	—	(8,610)
Pay	12M CPURNSA	Maturity	2.510%	Maturity	09/08/24	USD	500,000	(549)	—	(549)
Pay	12M CPURNSA	Maturity	2.560%	Maturity	09/12/24	USD	6,000,000	(3,250)	—	(3,250)
Pay	12M CPURNSA	Maturity	2.565%	Maturity	09/12/24	USD	5,300,000	(2,619)	—	(2,619)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(161,358)	—	(161,358)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(55,737)	2,831	(58,568)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	23,400,000	(5,214,448)	(128,219)	(5,086,229)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(93,774)	—	(93,774)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	4,460,000	(311,504)	4,769	(316,273)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	(45,542)	489	(46,031)
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	(117,871)	683	(118,554)
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	(161,058)	(34,779)	(126,279)
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	(128,264)	—	(128,264)
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	(42,629)	20,412	(63,041)
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	2,500,000	8,795	3,090	5,705
Pay	12M HICP	Maturity	3.520%	Maturity	09/15/24	EUR	3,300,000	(45,479)	(3,766)	(41,713)
Pay	12M HICP	Maturity	3.720%	Maturity	09/15/24	EUR	6,300,000	(60,235)	(6,094)	(54,141)
Pay	12M HICP	Maturity	3.850%	Maturity	09/15/24	EUR	6,900,000	(47,014)	—	(47,014)
Pay	3M SOFR	Semi-Annually	1.888%	Semi-Annually	11/21/53	USD	5,000,000	(2,025,134)	1,767	(2,026,901)
Pay	12M SOFR	Annually	3.085%	Annually	02/13/34	USD	58,000,000	(5,177,596)	(423,041)	(4,754,555)
Pay	3M EURIBOR	Quarterly	(0.526)%	Quarterly	11/21/23	EUR	72,000,000	(469,650)	—	(469,650)
Pay	6M EURIBOR	Annually	0.550%	Annually	08/10/24	EUR	100,000	(3,120)	—	(3,120)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	7,500,000	(740,305)	—	(740,305)

BHFTI-264

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M EURIBOR	Annually	0.650%	Annually	05/11/27	EUR	3,400,000	$(340,236)	$—	$(340,236)
Pay	6M EURIBOR	Annually	0.700%	Annually	04/11/27	EUR	3,100,000	(300,720)	—	(300,720)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	6,900,000	(606,268)	—	(606,268)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	3,000,000	(264,158)	—	(264,158)
Pay	6M EURIBOR	Annually	2.879%	Annually	08/15/32	EUR	21,800,000	(847,327)	—	(847,327)
Pay	6M EURIBOR	Annually	3.000%	Annually	03/20/34	EUR	120,890,000	(3,666,323)	(1,407,593)	(2,258,730)
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,374,554	—	1,374,554
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,739,784	—	1,739,784
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,345,789	7,239	2,338,550
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,051,277	—	1,051,277
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,268,812	—	1,268,812
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	124,246	—	124,246
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	139,387	—	139,387
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	556,810	—	556,810
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	864,816	—	864,816
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	341,270	—	341,270
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	9,200,000	886,636	(362)	886,998
Receive	12M HICP	Maturity	2.260%	Maturity	03/15/28	EUR	14,600,000	317,222	—	317,222
Receive	12M HICP	Maturity	2.359%	Maturity	08/15/30	EUR	6,200,000	313,387	27,458	285,929
Receive	12M HICP	Maturity	2.470%	Maturity	07/15/32	EUR	3,400,000	167,198	—	167,198
Receive	12M HICP	Maturity	2.570%	Maturity	06/15/32	EUR	1,700,000	67,578	—	67,578
Receive	12M HICP	Maturity	2.600%	Maturity	05/15/32	EUR	6,600,000	343,588	29,425	314,163
Receive	12M HICP	Maturity	2.720%	Maturity	06/15/32	EUR	6,500,000	159,270	(31,251)	190,521
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	73,403	719	72,684
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	41,729	—	41,729
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	4,821,265	527,906	4,293,359
Receive	12M SOFR	Annually	4.250%	Annually	12/20/25	USD	147,100,000	1,540,690	407,216	1,133,474
Receive	3M SOFR	Semi-Annually	1.840%	Semi-Annually	11/21/28	USD	24,600,000	2,996,469	(5,098)	3,001,567
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	3,852,413	—	3,852,413
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	4,017,998	—	4,017,998
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	6,999,232	—	6,999,232
Receive	6M EURIBOR	Annually	2.750%	Annually	03/20/54	EUR	27,250,000	1,604,151	344,224	1,259,927
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	47,577	(4,794)	52,371
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	35,241	(1,778)	37,019
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	3,699,000,000	696,280	6,456	689,824
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	7,670	(16,326)	23,996
Receive	12M TONA	Annually	0.850%	Annually	09/20/33	JPY	760,000,000	60,918	2,285	58,633

Totals								$8,417,891	$(657,198)	$9,075,089

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.198%	USD	1,000,000	$1,813	$(2,401)	$4,214

BHFTI-265

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

OTC Total Return Swaps

Pay/Receive Floating or Fixed Rate	Fixed Rate/Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Maturity	02/23/24	MSCS	United States Treasury Inflation Indexed Notes	USD 36,628,302	$(333,694)	$(979,665)	$645,971
Pay	12M SOFR	Maturity	02/23/24	MSCS	United States Treasury Inflation Indexed Notes	USD 30,162,515	475,392	(3,106,018)	3,581,410
Pay	5.560%	Maturity	10/10/23	MSCS	United States Treasury Inflation Indexed Notes	USD 49,393,185	(913,299)	549,327	(1,462,626)
Pay	5.560%	Maturity	10/10/23	MSCS	United States Treasury Inflation Indexed Notes	USD 68,512,500	162,418	(7,706,052)	7,868,470
Pay	5.560%	Maturity	10/10/23	MSCS	United States Treasury Inflation Indexed Notes	USD 11,157,390	146,771	(1,047,742)	1,194,513
Pay	5.560%	Maturity	10/10/23	MSCS	United States Treasury Inflation Indexed Notes	USD 45,491,160	(37,649)	(4,970,945)	4,933,296
Pay	5.560%	Maturity	10/10/23	MSCS	United States Treasury Inflation Indexed Notes	USD 53,516,600	(186,630)	(3,183,449)	2,996,819
Pay	5.560%	Maturity	10/10/23	MSCS	United States Treasury Inflation Indexed Notes	USD 37,894,652	(898,465)	1,905,894	(2,804,359)
Pay	5.560%	Maturity	10/10/23	MSCS	United States Treasury Inflation Indexed Notes	USD 30,381,075	256,832	(4,871,289)	5,128,121
Pay	5.490%	Maturity	10/17/23	MSCS	United States Treasury Inflation Indexed Notes	USD 23,343,486	(131,281)	(1,432,922)	1,301,641
Pay	5.490%	Maturity	10/17/23	MSCS	United States Treasury Inflation Indexed Notes	USD 23,691,601	(110,457)	(1,582,115)	1,471,658
Pay	5.490%	Maturity	10/17/23	MSCS	United States Treasury Inflation Indexed Notes	USD 37,325,955	(42,161)	(3,139,695)	3,097,534
Pay	5.490%	Maturity	10/17/23	MSCS	United States Treasury Inflation Indexed Notes	USD 28,298,509	(38,107)	(1,413,647)	1,375,540
Pay	5.490%	Maturity	10/17/23	MSCS	United States Treasury Inflation Indexed Notes	USD 10,464,091	(48,793)	(198,896)	150,103
Pay	5.490%	Maturity	10/17/23	MSCS	United States Treasury Inflation Indexed Notes	USD 57,800,706	9,808	(3,343,160)	3,352,968

Totals							$(1,689,315)	$(34,520,374)	$32,831,059

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-266

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services, LLC
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-267

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,385,901,795	$—	$1,385,901,795
Total Asset-Backed Securities*	—	164,299,494	—	164,299,494
Total Foreign Government*	—	136,441,066	—	136,441,066
Total Corporate Bonds & Notes*	—	41,746,383	—	41,746,383
Total Mortgage-Backed Securities*	—	32,994,684	—	32,994,684
Total Convertible Preferred Stock*	1,003,500	—	—	1,003,500
Total Short-Term Investments*	—	688,863,757	—	688,863,757
Total Purchased Options at Value	—	6,337,331	—	6,337,331
Total Investments	$1,003,500	$2,456,584,510	$—	$2,457,588,010

TBA Forward Sales Commitments	$—	$(13,529,141)	$—	$(13,529,141)
Secured Borrowings (Liability)	—	$(1,012,596,297)	—	$(1,012,596,297)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,709,406	$—	$6,709,406
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(593,723)	—	(593,723)
Total Forward Contracts	$—	$6,115,683	$—	$6,115,683
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,101,890	$—	$—	$12,101,890
Futures Contracts (Unrealized Depreciation)	(5,456,073)	—	—	(5,456,073)
Total Futures Contracts	$6,645,817	$—	$—	$6,645,817
Written Options
Inflation Capped Options at Value	$—	$(210,443)	$—	$(210,443)
Interest Rate Swaptions at Value	—	(10,936,898)	—	(10,936,898)
Total Written Options	$—	$(11,147,341)	$—	$(11,147,341)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$37,573,260	$—	$37,573,260
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(28,493,957)	—	(28,493,957)
Total Centrally Cleared Swap Contracts	$—	$9,079,303	$—	$9,079,303
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,051,221	$—	$1,051,221
OTC Swap Contracts at Value (Liabilities)	—	(2,740,536)	—	(2,740,536)
Total OTC Swap Contracts	$—	$(1,689,315)	$—	$(1,689,315)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-268

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—71.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—51.8%
Federal Home Loan Mortgage Corp.
3.000%, 04/01/52	5,886,979	$4,873,776
3.000%, 07/01/52	6,664,816	5,513,755
3.000%, 08/01/52	6,614,666	5,472,237
3.500%, 10/01/23	81	81
3.500%, 12/01/26	17,399	16,970
3.500%, 05/01/32	80,431	75,588
3.500%, 07/01/33	213,829	200,896
3.500%, 08/01/33	5,859	5,505
3.500%, 09/01/33	247,065	232,146
3.500%, 11/01/33	527,655	495,803
3.500%, 01/01/34	56,654	53,239
3.500%, 02/01/34	90,029	84,606
3.500%, 04/01/34	954,326	896,804
3.500%, 05/01/34	367,435	345,295
3.500%, 10/01/34	77,661	72,960
3.500%, 11/01/34	33,075	31,074
3.500%, 03/01/35	127,466	118,256
3.500%, 04/01/52	3,637,384	3,129,718
3.927%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	4,796	4,719
4.000%, 06/01/30	23,834	22,162
4.000%, 09/01/30	99,838	92,834
4.000%, 10/01/30	5,542	5,153
4.000%, 11/01/33	314,829	304,680
4.000%, 12/01/40	142,491	130,651
4.000%, 10/01/52	2,476,362	2,207,165
4.032%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	5,643	5,551
4.052%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	12,528	12,521
4.056%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	4,198	4,128
4.150%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	2,415	2,386
4.217%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	9,784	9,861
4.237%, 1Y H15 + 2.108%, 02/01/35 (a)	15,940	16,087
4.269%, 1Y H15 + 2.179%, 09/01/35 (a)	33,888	33,910
4.276%, 1Y RFUCCT + 1.891%, 11/01/34 (a)	9,016	8,937
4.375%, 1Y H15 + 2.250%, 11/01/34 (a)	19,764	20,099
4.376%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	6,412	6,355
4.395%, 1Y H15 + 2.250%, 01/01/35 (a)	33,729	34,168
4.483%, 1Y H15 + 2.250%, 02/01/35 (a)	14,766	14,906
4.500%, 04/01/34	5,977	5,640
4.500%, 06/01/35	19,912	18,794
4.500%, 04/01/41	45,943	43,461
4.587%, 1Y H15 + 2.107%, 10/01/34 (a)	10,066	10,207
4.883%, 1Y H15 + 2.250%, 08/01/35 (a)	63,648	64,295
4.912%, 1Y H15 + 2.250%, 11/01/31 (a)	4,467	4,372
5.000%, 10/01/52	394,178	372,048
5.000%, 04/01/53	97,902	92,417
5.000%, 05/01/53	23,151,988	21,853,639
5.000%, 06/01/53	7,881,623	7,516,891
5.000%, 09/01/53	800,000	755,671
5.089%, 1Y H15 + 2.250%, 06/01/35 (a)	160,121	161,775
5.308%, 1Y H15 + 2.436%, 01/01/29 (a)	38,578	38,016
5.358%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	44,776	44,808
5.500%, 01/01/33	419	418
5.500%, 05/01/33	517	508
5.500%, 08/01/33	498	489
5.500%, 10/01/33	1,393	1,363

Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 01/01/34	842	839
5.500%, 09/01/34	13,170	12,919
5.500%, 01/01/35	10,259	10,222
5.500%, 07/01/35	620	618
5.500%, 10/01/35	8,390	8,137
5.500%, 11/01/35	25,477	24,724
5.500%, 12/01/35	15,630	15,599
5.500%, 01/01/36	11,675	11,664
5.500%, 04/01/36	6,146	6,038
5.500%, 06/01/36	509,920	508,406
5.500%, 07/01/36	10,577	10,578
5.500%, 08/01/36	11,862	11,512
5.500%, 10/01/36	1,610	1,565
5.500%, 12/01/36	75,086	75,105
5.500%, 02/01/37	6,439	6,331
5.500%, 03/01/37	5,447	5,431
5.500%, 04/01/37	24,240	23,581
5.500%, 06/01/37	31,527	30,985
5.500%, 07/01/37	62,192	62,208
5.500%, 08/01/37	24,810	24,816
5.500%, 09/01/37	4,252	4,253
5.500%, 10/01/37	3,431	3,429
5.500%, 11/01/37	73,703	73,722
5.500%, 12/01/37	4,641	4,568
5.500%, 01/01/38	25,382	25,377
5.500%, 02/01/38	64,103	64,066
5.500%, 03/01/38	30,538	30,303
5.500%, 04/01/38	49,189	48,952
5.500%, 05/01/38	35,455	35,166
5.500%, 06/01/38	101,570	101,367
5.500%, 07/01/38	124,646	124,424
5.500%, 08/01/38	332,778	332,743
5.500%, 09/01/38	87,839	87,664
5.500%, 10/01/38	2,528,160	2,521,228
5.500%, 11/01/38	1,105,939	1,103,893
5.500%, 12/01/38	4,969	4,818
5.500%, 01/01/39	226,256	226,239
5.500%, 02/01/39	50,774	49,719
5.500%, 03/01/39	23,774	23,756
5.500%, 06/01/39	806,368	805,091
5.500%, 09/01/39	25,598	25,399
5.500%, 02/01/40	26,397	26,339
5.500%, 03/01/40	3,722	3,712
5.500%, 05/01/40	849	848
5.500%, 08/01/40	26,845	26,792
6.211%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	28,750	28,392
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	8,200,294	7,130,909
5.618%, SOFR30A + 0.304%, 10/15/43 (a)	3,974,643	3,863,266
5.678%, SOFR30A + 0.364%, 07/15/34 (a)	3,065	3,034
6.500%, 01/15/24	188	187
7.125%, PRIME - 1.375%, 11/15/23 (a)	802	798
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.826%, 12M MTA + 1.200%, 10/25/44 (a)	299,303	269,623

BHFTI-269

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.826%, 12M MTA + 1.200%, 02/25/45 (a)	27,169	$25,682
6.026%, 12M MTA + 1.400%, 07/25/44 (a)	1,425,447	1,300,007
Federal National Mortgage Association
3.000%, 09/01/28	130,704	124,464
3.000%, 06/01/30	4,133,997	3,854,153
3.000%, 08/01/49	2,349,903	1,963,402
3.000%, 05/01/52	77,894,737	64,499,781
3.000%, 06/01/52	13,295,051	11,005,709
3.500%, 02/01/24	6,616	6,572
3.500%, 10/01/24	31,811	31,385
3.500%, 11/01/24	13,468	13,288
3.500%, 02/01/25	80,399	79,037
3.500%, 04/01/25	7,420	7,297
3.500%, 10/01/26	30,225	29,400
3.500%, 12/01/26	85,012	82,598
3.500%, 04/01/27	41,212	40,291
3.500%, 12/01/28	201,690	189,250
3.500%, 03/01/29	136,184	126,893
3.500%, 07/01/29	24,120	22,670
3.500%, 12/01/31	62,071	58,353
3.500%, 05/01/32	172,482	162,064
3.500%, 06/01/32	286,527	269,228
3.500%, 05/01/33	147,148	138,267
3.500%, 06/01/33	194,974	183,202
3.500%, 08/01/33	123,358	115,918
3.500%, 09/01/33	520,130	487,933
3.500%, 10/01/33	291,103	273,285
3.500%, 05/01/34	5,347,612	5,025,378
3.500%, 07/01/34	258,653	243,011
3.500%, 09/01/34	600,581	564,323
3.500%, 02/01/35	34,771	32,667
3.500%, 03/01/35	77,947	73,249
3.500%, 05/01/35	2,807,487	2,654,186
3.500%, 04/01/40	351,199	311,994
3.500%, 05/01/40	4,083,176	3,627,391
3.500%, 05/01/52	210,811	181,383
3.500%, 07/01/52	2,255,183	1,941,857
3.500%, 08/01/52	2,554,525	2,199,766
3.511%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	247,623	242,436
3.585%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	61,163	59,841
3.600%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,793	1,760
3.878%, 1Y RFUCCT + 1.503%, 01/01/35 (a)	16,192	16,230
3.896%, 1Y RFUCCT + 1.631%, 01/01/35 (a)	4,705	4,625
3.920%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	15,760	15,977
3.930%, 1Y RFUCCT + 1.680%, 12/01/34 (a)	9,349	9,242
3.931%, 1Y RFUCCT + 1.556%, 01/01/35 (a)	12,500	12,561
3.963%, 1Y RFUCCT + 1.638%, 02/01/35 (a)	7,305	7,354
3.964%, 1Y RFUCCT + 1.565%, 01/01/35 (a)	11,229	11,300
4.000%, 05/01/24	27,931	27,519
4.000%, 06/01/24	26,775	26,380
4.000%, 02/01/25	21,151	20,436
4.000%, 06/01/25	10,883	10,534
4.000%, 08/01/25	4,622	4,460
4.000%, 12/01/25	4,597	4,438

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 02/01/26	12,040	11,620
4.000%, 03/01/26	2,522	2,428
4.000%, 06/01/26	4,029	3,891
4.000%, 04/01/29	10,876	10,101
4.000%, 05/01/29	30,370	28,209
4.000%, 03/01/30	19,531	18,138
4.000%, 05/01/30	30,736	28,543
4.000%, 08/01/30	26,690	24,783
4.000%, 09/01/30	22,132	20,552
4.000%, 10/01/30	800	742
4.000%, 11/01/30	96,044	89,177
4.000%, 12/01/30	13,329	12,377
4.000%, 06/01/31	1,800	1,672
4.000%, 09/01/31	47,251	43,868
4.000%, 11/01/31	2,905	2,670
4.000%, 11/01/33	36,529	34,734
4.000%, 05/01/34	50,727	46,550
4.000%, 05/01/35	19,576	17,868
4.000%, 01/01/41	24,323	22,270
4.000%, 12/01/43	184,798	169,169
4.000%, 06/01/52	462,210	415,184
4.000%, 10/01/52	1,681,796	1,510,540
4.025%, 1Y H15 + 1.900%, 02/01/31 (a)	83,353	81,556
4.060%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	203,072	203,213
4.065%, 1Y RFUCCT + 1.372%, 03/01/35 (a)	9,741	9,531
4.097%, 1Y RFUCCT + 1.575%, 10/01/34 (a)	4,468	4,412
4.135%, 1Y RFUCCT + 1.885%, 11/01/32 (a)	17,688	17,412
4.143%, 1Y H15 + 2.095%, 10/01/35 (a)	43,089	42,636
4.253%, 1Y RFUCCT + 1.680%, 09/01/32 (a)	40,969	40,421
4.318%, 1Y RFUCCT + 1.618%, 03/01/33 (a)	1,289	1,266
4.328%, 1Y H15 + 2.194%, 02/01/35 (a)	18,487	18,807
4.451%, 6M RFUCCT + 1.412%, 06/01/33 (a)	5,640	5,614
4.500%, 04/01/24	96	93
4.500%, 05/01/24	3,432	3,329
4.500%, 08/01/24	252	243
4.500%, 10/01/24	10,552	10,211
4.500%, 11/01/24	1,742	1,685
4.500%, 01/01/25	462	452
4.500%, 02/01/25	14,295	13,813
4.500%, 03/01/25	13,537	13,080
4.500%, 04/01/25	11,495	11,111
4.500%, 05/01/25	21,902	21,159
4.500%, 06/01/25	1,889	1,825
4.500%, 07/01/25	222,838	215,135
4.500%, 08/01/25	3,062	2,953
4.500%, 09/01/25	7,687	7,429
4.500%, 11/01/25	12,937	12,480
4.500%, 04/01/26	805	777
4.500%, 01/01/27	1,181	1,142
4.500%, 04/01/31	8,751	8,409
4.500%, 04/01/39	12,453	11,763
4.500%, 05/01/39	23,802	22,485
4.500%, 12/01/39	4,093	3,845
4.500%, 05/01/40	8,765	8,280
4.500%, 09/01/40	10,297	9,727

BHFTI-270

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.500%, 12/01/40	31,807	$30,341
4.500%, 02/01/41	5,945	5,535
4.500%, 07/01/41	5,983	5,571
4.500%, 09/01/41	152,716	142,433
4.500%, 03/01/42	19,616	18,379
4.500%, 07/01/42	91,493	84,610
4.500%, 05/01/53	5,285,971	4,855,137
4.537%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	20,962	21,201
4.585%, 1Y RFUCCT + 1.648%, 05/01/35 (a)	14,028	14,143
4.663%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,898	4,806
4.691%, 6M RFUCCT + 1.373%, 09/01/35 (a)	195,192	191,216
4.739%, 1Y H15 + 2.215%, 09/01/31 (a)	12,399	12,212
4.797%, ECOFC + 1.927%, 12/01/36 (a)	13,561	13,429
4.965%, 1Y H15 + 2.159%, 11/01/35 (a)	93,683	95,346
5.000%, 03/01/32	508	483
5.000%, 04/01/33	27,727	26,295
5.000%, 07/01/33	35,926	35,143
5.000%, 08/01/33	669	654
5.000%, 09/01/33	630	617
5.000%, 10/01/33	6,123	5,999
5.000%, 11/01/33	132	127
5.000%, 01/01/34	14,052	13,350
5.000%, 04/01/34	43,480	42,060
5.000%, 06/01/34	661	634
5.000%, 12/01/34	12,311	11,840
5.000%, 01/01/35	15,029	14,453
5.000%, 04/01/35	15	15
5.000%, 07/01/35	18,310	17,489
5.000%, 01/01/38	45,715	44,748
5.000%, 04/01/39	8,284	8,107
5.000%, 10/01/39	1,576	1,510
5.000%, 11/01/39	6,136	6,004
5.000%, 06/01/40	9,997	9,571
5.000%, 11/01/42	36,229	34,657
5.000%, 04/01/53	16,577,593	15,649,219
5.000%, 06/01/53	17,482,415	16,500,684
5.000%, 07/01/53	9,865,959	9,321,536
5.049%, 1Y H15 + 2.129%, 07/01/33 (a)	3,291	3,276
5.114%, 1Y H15 + 2.067%, 10/01/28 (a)	37,617	37,061
5.279%, 1Y H15 + 2.313%, 05/01/35 (a)	79,706	81,122
5.328%, 1Y H15 + 2.300%, 04/01/34 (a)	1,207	1,223
5.390%, 1Y H15 + 2.360%, 11/01/34 (a)	407,669	415,992
5.410%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	200,540	196,200
5.500%, 10/01/23	9	9
5.500%, 12/01/23	1	1
5.500%, 01/01/24	7	7
5.500%, 03/01/24	27	27
5.500%, 01/01/25	3,058	3,045
5.500%, 05/01/25	26	26
5.500%, 12/01/28	3,462	3,349
5.500%, 06/01/33	17,285	17,095
5.500%, 07/01/33	4,017	3,996
5.500%, 09/01/33	74,889	73,147
5.500%, 11/01/33	89,525	86,713
5.500%, 12/01/33	417	407

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 04/01/34	767	763
5.500%, 07/01/34	5,999	5,826
5.500%, 08/01/34	81,526	79,664
5.500%, 09/01/34	1,388	1,381
5.500%, 11/01/34	102,785	102,259
5.500%, 12/01/34	251,881	250,708
5.500%, 01/01/35	89,753	89,328
5.500%, 02/01/35	115,306	114,743
5.500%, 03/01/35	226,380	225,385
5.500%, 04/01/35	25,707	24,903
5.500%, 05/01/35	42,606	42,419
5.500%, 06/01/35	69,799	69,483
5.500%, 08/01/35	56,391	56,168
5.500%, 09/01/35	640,984	638,525
5.500%, 10/01/35	61,667	61,511
5.500%, 12/01/35	331,896	329,856
5.500%, 01/01/36	83,965	83,763
5.500%, 03/01/36	76,695	76,467
5.500%, 05/01/36	625	622
5.500%, 07/01/36	327,544	326,077
5.500%, 09/01/36	39,074	38,874
5.500%, 11/01/36	21,096	21,002
5.500%, 12/01/36	1,191	1,153
5.500%, 02/01/37	436	436
5.500%, 05/01/37	7,668	7,553
5.500%, 08/01/37	290,454	289,712
5.500%, 01/01/38	2,620	2,614
5.500%, 02/01/38	82,715	82,623
5.500%, 03/01/38	392,410	391,249
5.500%, 05/01/38	603,293	602,013
5.500%, 06/01/38	22,921	22,813
5.500%, 09/01/38	18,098	17,561
5.500%, 10/01/38	213,805	213,390
5.500%, 11/01/38	54,103	53,987
5.500%, 01/01/39	15,632	15,595
5.500%, 07/01/39	5,577	5,399
5.500%, 11/01/39	696,313	693,641
5.500%, 02/01/40	132,095	131,418
5.500%, 06/01/40	50,273	48,692
5.500%, 09/01/40	97,803	97,573
5.500%, 07/01/41	1,169,622	1,165,433
5.500%, 02/01/49	65,699	64,311
5.514%, ECOFC + 1.735%, 09/01/34 (a)	3,043	3,046
5.630%, 12M MTA + 1.200%, 08/01/41 (a)	49,500	48,022
5.630%, 12M MTA + 1.200%, 07/01/42 (a)	103,943	100,683
5.630%, 12M MTA + 1.200%, 08/01/42 (a)	113,835	110,122
5.630%, 12M MTA + 1.200%, 10/01/44 (a)	93,313	89,683
5.680%, 12M MTA + 1.250%, 09/01/41 (a)	248,764	242,473
5.903%, 1Y H15 + 2.153%, 07/01/32 (a)	11,947	11,836
6.000%, 12/01/28	7,032	6,944
6.000%, 01/01/29	4,896	4,839
6.000%, 02/01/29	27	27
6.000%, 04/01/29	714	719
6.000%, 06/01/29	832	830
6.000%, 11/01/32	31,903	31,535

BHFTI-271

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.000%, 12/01/32	45,536	$45,736
6.000%, 03/01/33	5,208	5,248
6.000%, 05/01/33	5,327	5,363
6.000%, 07/01/33	5,373	5,410
6.000%, 01/01/34	328	327
6.000%, 09/01/34	3,643	3,597
6.000%, 11/01/34	2,638	2,607
6.000%, 04/01/35	241,649	244,108
6.000%, 05/01/35	6,171	6,157
6.000%, 06/01/35	406	402
6.000%, 07/01/35	13,210	13,125
6.000%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	120,969	123,730
6.000%, 09/01/35	2,281	2,300
6.000%, 11/01/35	115,647	114,225
6.000%, 12/01/35	8,398	8,365
6.000%, 04/01/36	1,139	1,132
6.000%, 05/01/36	23,878	23,937
6.000%, 06/01/36	1,171	1,157
6.000%, 07/01/36	3,839	3,792
6.000%, 08/01/36	527,668	536,501
6.000%, 09/01/36	64,503	64,999
6.000%, 10/01/36	3,708	3,671
6.000%, 11/01/36	11,690	11,709
6.000%, 12/01/36	4,468	4,413
6.000%, 01/01/37	63,420	63,475
6.000%, 02/01/37	140,486	142,842
6.000%, 04/01/37	33,021	32,957
6.000%, 05/01/37	17,896	17,683
6.000%, 07/01/37	9,103	9,253
6.000%, 08/01/37	8,647	8,788
6.000%, 11/01/37	15,711	15,866
6.000%, 02/01/38	132,893	135,028
6.000%, 03/01/38	3,131	3,152
6.000%, 08/01/38	3,978	3,933
6.000%, 09/01/38	293,483	297,238
6.000%, 10/01/38	22,259	22,613
6.000%, 11/01/38	6,990	6,901
6.000%, 01/01/39	23,432	23,825
6.000%, 04/01/39	144,408	146,666
6.000%, 07/01/39	29,491	29,898
6.000%, 08/01/39	123,508	123,939
6.000%, 05/01/49	995,226	1,002,145
6.205%, 12M MTA + 1.770%, 11/01/35 (a)	58,570	57,443
6.223%, 1Y H15 + 2.223%, 08/01/35 (a)	59,327	59,764
6.670%, 6M RFUCCT + 1.515%, 01/01/35 (a)	29,912	30,245
7.230%, 6M RFUCCT + 1.605%, 08/01/36 (a)	14,020	14,033
8.000%, 10/01/25	93	93
Federal National Mortgage Association REMICS
4.780%, 05/25/35 (a)	202,655	205,294
5.809%, SOFR30A + 0.494%, 11/25/42 (a)	1,644,076	1,606,865
5.828%, SOFR30A + 0.514%, 09/18/31 (a)	31,469	31,396
6.329%, SOFR30A + 1.014%, 04/25/32 (a)	11,382	11,418
Federal National Mortgage Association-Aces
2.349%, 01/25/31 (a) (b)	20,770,108	1,695,127

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
2.625%, 1Y H15 + 1.500%, 08/20/27 (a)	6,572	6,366
2.625%, 1Y H15 + 1.500%, 09/20/27 (a)	27,876	26,944
2.625%, 1Y H15 + 1.500%, 07/20/29 (a)	2,314	2,236
2.625%, 1Y H15 + 1.500%, 08/20/29 (a)	2,397	2,316
2.625%, 1Y H15 + 1.500%, 09/20/29 (a)	3,282	3,146
2.625%, 1Y H15 + 1.500%, 08/20/31 (a)	646	624
2.625%, 1Y H15 + 1.500%, 09/20/33 (a)	15,761	15,254
2.750%, 1Y H15 + 1.500%, 11/20/27 (a)	2,981	2,859
2.750%, 1Y H15 + 1.500%, 10/20/28 (a)	255	243
2.750%, 1Y H15 + 1.500%, 10/20/29 (a)	1,531	1,475
2.750%, 1Y H15 + 1.500%, 11/20/30 (a)	3,398	3,237
3.000%, 11/15/49	1,918,453	1,631,096
3.250%, 1Y H15 + 2.000%, 10/20/31 (a)	3,495	3,333
3.500%, 1Y H15 + 1.500%, 11/20/26 (a)	1,990	1,925
3.500%, 1Y H15 + 1.500%, 10/20/30 (a)	684	661
3.625%, 1Y H15 + 1.500%, 02/20/26 (a)	1,393	1,352
3.625%, 1Y H15 + 1.500%, 01/20/27 (a)	735	709
3.625%, 1Y H15 + 1.500%, 02/20/28 (a)	2,040	1,962
3.625%, 1Y H15 + 1.500%, 03/20/28 (a)	3,258	3,150
3.625%, 1Y H15 + 1.500%, 01/20/30 (a)	8,160	7,926
3.625%, 1Y H15 + 1.500%, 03/20/32 (a)	120	117
3.625%, 1Y H15 + 1.500%, 03/20/33 (a)	1,125	1,111
3.875%, 1Y H15 + 1.500%, 05/20/26 (a)	1,735	1,700
3.875%, 1Y H15 + 1.500%, 06/20/27 (a)	1,071	1,050
3.875%, 1Y H15 + 1.500%, 05/20/28 (a)	1,263	1,239
3.875%, 1Y H15 + 1.500%, 05/20/29 (a)	2,318	2,265
3.875%, 1Y H15 + 1.500%, 06/20/30 (a)	2,502	2,424
3.875%, 1Y H15 + 1.500%, 04/20/31 (a)	2,703	2,638
3.875%, 1Y H15 + 1.500%, 04/20/32 (a)	2,004	1,962
3.875%, 1Y H15 + 1.500%, 05/20/32 (a)	3,809	3,697
4.000%, 1Y H15 + 1.500%, 04/20/30 (a)	3,408	3,315
4.000%, 1Y H15 + 1.500%, 05/20/30 (a)	7,421	7,221
4.000%, 03/15/52	6,695,060	6,081,899
4.500%, 12/20/49	10,927	10,236
5.000%, 10/15/33	2,286	2,197
5.000%, 12/15/33	8,459	8,253
5.000%, 05/15/34	2,780	2,702
5.000%, 07/15/34	488	466
5.000%, 11/15/35	1,313	1,267
5.000%, 03/15/36	732	707
5.000%, 10/15/38	198,554	194,446
5.000%, 02/15/39	32,999	32,284
5.000%, 03/15/39	51,136	50,063
5.000%, 04/15/39	272,222	264,731
5.000%, 05/15/39	931,032	910,065
5.000%, 06/15/39	237,781	231,717
5.000%, 09/15/39	133,644	130,740
5.000%, 05/15/40	9,164	8,924
5.000%, 09/15/40	103,570	101,135
5.000%, 12/15/40	7,855	7,688
5.000%, 09/15/47	17,767	16,942
5.000%, 03/15/48	1,522,110	1,451,505
5.000%, 04/15/48	1,574,226	1,500,018
5.000%, 01/15/49	2,091,720	2,096,847

BHFTI-272

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
5.000%, 05/15/49	288,606	$290,481
5.000%, 06/20/49	56,768	54,492
5.000%, 07/20/49	117,460	113,102
5.000%, 06/15/50	396,843	378,708
5.000%, 04/15/52	6,864,417	6,535,675
7.500%, 01/15/26	453	452
Government National Mortgage Association REMICS 4.774%, 1M TSFR + 1.114%, 12/20/65 (a)	12,398,780	12,335,322
5.270%, 1M TSFR + 1.114%, 01/20/67 (a)	5,729,839	5,705,107
5.659%, 12M TSFR + 1.515%, 09/20/67 (a)	5,131,927	5,139,706
5.772%, 1M TSFR + 0.454%, 12/20/62 (a)	51,260	50,863
5.814%, SOFR30A + 0.500%, 01/20/72 (a)	3,957,550	3,849,298
5.937%, 09/20/66 (a)	6,387,014	6,468,477
6.032%, 1M TSFR + 0.714%, 08/20/65 (a)	1,689,070	1,674,201
6.032%, 1M TSFR + 0.714%, 10/20/65 (a)	2,694,210	2,684,250
6.082%, 1M TSFR + 0.764%, 06/20/66 (a)	1,474,795	1,471,995
6.114%, SOFR30A + 0.800%, 01/20/73 (a)	7,303,710	7,245,277
6.194%, SOFR30A + 0.880%, 03/20/73 (a)	8,033,767	8,003,839
6.214%, SOFR30A + 0.900%, 01/20/73 (a)	12,544,920	12,512,363
6.282%, 1M TSFR + 0.964%, 09/20/66 (a)	4,540,814	4,520,096
6.334%, SOFR30A + 1.020%, 12/20/72 (a)	4,975,663	4,995,083
Government National Mortgage Association, TBA 4.000%, TBA (c)	3,050,000	2,760,965
Uniform Mortgage-Backed Security, TBA 2.500%, TBA (c)	20,600,000	16,374,551
3.000%, TBA (c)	435,650,000	360,721,602
3.500%, TBA (c)	411,600,000	354,250,095
4.000%, TBA (c)	299,000,000	266,402,781
4.500%, TBA (c)	102,100,000	93,776,465
5.000%, TBA (c)	204,100,000	192,591,094
5.500%, TBA (c)	293,400,000	283,479,770
6.000%, TBA (c)	50,800,000	50,109,438

		1,960,918,682

U.S. Treasury—20.0%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	36,930,563
1.375%, 08/15/50	39,500,000	19,274,766
1.625%, 11/15/50	29,100,000	15,242,262
1.875%, 02/15/41	16,900,000	10,901,820
2.000%, 02/15/50	9,600,000	5,602,500
2.250%, 08/15/49	8,900,000	5,540,250
2.750%, 08/15/42	39,000,000	28,591,875
2.750%, 11/15/42	2,800,000	2,044,109
2.875%, 05/15/43	83,700,000	62,009,930
2.875%, 08/15/45	3,100,000	2,245,199
2.875%, 05/15/49	10,200,000	7,276,266
3.000%, 02/15/49	11,000,000	8,040,742
3.125%, 02/15/42	15,800,000	12,385,719
3.125%, 08/15/44	116,300,000	88,860,469
3.250%, 05/15/42	38,000,000	30,281,250
3.375%, 05/15/44	18,000,000	14,363,437
4.250%, 05/15/39	9,600,000	9,048,750
4.375%, 11/15/39	57,100,000	54,336,449

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.375%, 08/15/43 (d)	24,000,000	22,391,251
4.500%, 08/15/39	15,100,000	14,624,586
4.625%, 02/15/40	12,800,000	12,537,500
U.S. Treasury Inflation-Indexed Bonds 0.125%, 02/15/51 (e)	2,465,547	1,371,677
0.125%, 02/15/52 (e)	2,196,120	1,205,078
0.250%, 02/15/50 (e)	7,728,110	4,546,529
0.625%, 02/15/43 (e)	1,595,424	1,159,051
0.750%, 02/15/45 (e)	23,235,453	16,879,286
0.875%, 02/15/47 (e)	4,938,492	3,598,637
1.000%, 02/15/46 (e)	1,935,090	1,468,155
1.000%, 02/15/49 (e)	2,672,428	1,971,177
1.375%, 02/15/44 (e)	6,820,112	5,699,655
1.500%, 02/15/53 (e)	5,861,424	4,843,746
U.S. Treasury Inflation-Indexed Notes 0.125%, 07/15/31 (e)	16,993,152	14,426,754
0.125%, 01/15/32 (e)	18,194,550	15,241,844
0.625%, 07/15/32 (e)	17,990,055	15,673,660
1.250%, 04/15/28 (e)	23,744,564	22,574,263
U.S. Treasury Notes 1.750%, 06/30/24 (f) (g) (h) (i)	38,200,000	37,155,469
2.125%, 07/31/24 (f) (g) (h) (i)	24,800,000	24,123,812
2.125%, 09/30/24 (g) (h) (i)	7,900,000	7,646,953
2.250%, 11/15/24 (f) (g) (h) (i)	110,600,000	106,841,327
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/42	21,300,000	8,345,175

		757,301,941

Total U.S. Treasury & Government Agencies (Cost $2,999,169,270)		2,718,220,623

Corporate Bonds & Notes—33.4%

Aerospace/Defense—0.6%
Boeing Co. 1.433%, 02/04/24	12,300,000	12,104,232
2.750%, 02/01/26	12,000,000	11,208,427
Spirit AeroSystems, Inc. 4.600%, 06/15/28	1,600,000	1,246,738

		24,559,397

Agriculture—0.7%
BAT International Finance PLC 5.931%, 02/02/29	8,300,000	8,148,509
Imperial Brands Finance PLC 3.125%, 07/26/24 (144A)	9,326,000	9,088,262
3.875%, 07/26/29 (144A)	12,800,000	11,269,106

		28,505,877

Airlines—0.4%
American Airlines Pass-Through Trust 3.700%, 10/01/26	2,592,909	2,364,988
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A) †	1,263,873	1,117,143

BHFTI-273

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	28,360	$26,933
United Airlines Pass-Through Trust 2.875%, 10/07/28	3,546,296	3,124,581
3.450%, 07/07/28	1,981,880	1,763,987
5.875%, 10/15/27	8,740,267	8,665,606

		17,063,238

Auto Manufacturers—3.5%
American Honda Finance Corp. 5.958%, SOFR + 0.670%, 01/10/25 (a)	2,200,000	2,201,341
9.318%, SOFR + 0.620%, 06/07/24 (a)	11,700,000	11,709,519
Ford Motor Credit Co. LLC 3.810%, 01/09/24	13,300,000	13,155,194
General Motors Financial Co., Inc. 6.542%, SOFR + 1.200%, 11/17/23 (a)	11,300,000	11,309,198
Hyundai Capital America 2.100%, 09/15/28 (144A)	13,500,000	11,201,278
5.500%, 03/30/26 (144A)	5,900,000	5,822,581
5.650%, 06/26/26 (144A)	2,000,000	1,982,967
6.000%, 07/11/25 (144A)	5,000,000	4,982,982
Nissan Motor Acceptance Co. LLC 1.850%, 09/16/26 (144A)	13,500,000	11,745,157
Nissan Motor Co. Ltd. 3.522%, 09/17/25 (144A)	8,100,000	7,650,104
4.345%, 09/17/27 (144A)	5,600,000	5,111,686
4.810%, 09/17/30 (144A)	14,700,000	12,678,654
Toyota Motor Credit Corp. 5.830%, SOFR + 0.520%, 08/22/24 (a)	5,800,000	5,805,549
Volkswagen Bank GmbH 2.500%, 07/31/26 (EUR)	2,000,000	1,995,035
Volkswagen Group of America Finance LLC 2.850%, 09/26/24 (144A)	13,300,000	12,871,315
4.625%, 11/13/25 (144A)	10,900,000	10,627,527

		130,850,087

Banks—10.8%
AIB Group PLC 6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	6,672,137
Banco Espirito Santo SA 2.625%, 05/08/17 (EUR) (j)	1,700,000	467,305
Bank of America Corp. 0.981%, SOFR + 0.910%, 09/25/25 (a)	4,800,000	4,546,271
2.015%, 3M TSFR + 0.902%, 02/13/26 (a)	5,900,000	5,551,503
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,249,660
4.125%, 01/22/24	2,130,000	2,119,196
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	9,580,956
Bank of America NA 6.362%, SOFR + 1.020%, 08/18/26 (a)	7,100,000	7,128,567
Bank of Montreal 4.689%, 07/28/29 (144A)	8,950,000	8,727,491
Banque Federative du Credit Mutuel SA 5.896%, 07/13/26 (144A)	5,900,000	5,867,430
Barclays PLC
3.125%, 01/17/24 (GBP)	4,400,000	5,320,124

Banks—(Continued)
Barclays PLC
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	2,000,000	1,868,364
7.437%, 1Y H15 + 3.500%, 11/02/33 (a)	9,300,000	9,549,965
BNP Paribas SA 4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	8,875,947
CaixaBank SA 6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,297,222
Citibank NA 5.864%, 09/29/25	5,500,000	5,505,381
Citigroup, Inc. 3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	7,347,517
Cooperatieve Rabobank UA 5.500%, 07/18/25	8,400,000	8,362,168
Credit Agricole SA 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,572,707
Danske Bank AS 4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,176,750
Deutsche Bank AG 3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	10,480,664
Goldman Sachs Group, Inc. 3.750%, 05/22/25	1,675,000	1,614,371
5.798%, SOFR + 1.075%, 08/10/26 (a)	4,900,000	4,862,530
6.407%, SOFR + 1.065%, 08/10/26 (a)	4,900,000	4,899,983
7.377%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,689,467
HSBC Holdings PLC 2.804%, SOFR + 1.187%, 05/24/32 (a)	1,400,000	1,084,368
6.254%, SOFR + 2.390%, 03/09/34 (a)	7,500,000	7,330,120
6.911%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,736,850
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,103,799
ING Groep NV 3.950%, 03/29/27	1,100,000	1,030,786
4.625%, 01/06/26 (144A)	6,800,000	6,587,647
JPMorgan Chase & Co. 0.969%, 3M TSFR + 0.580%, 06/23/25 (a)	4,500,000	4,318,572
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	11,869,341
3.960%, 3M TSFR + 1.507%, 01/29/27 (a)	3,200,000	3,058,690
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	7,686,563
Lloyds Bank PLC
Zero Coupon, 04/02/32 (k)	13,000,000	7,727,257
Lloyds Banking Group PLC 5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,468,482
Mitsubishi UFJ Financial Group, Inc. 1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	9,257,768
5.406%, 1Y H15 + 1.970%, 04/19/34 (a)	800,000	758,918
Mizuho Financial Group, Inc. 1.979%, 3M TSFR + 1.532%, 09/08/31 (a)	9,800,000	7,425,029
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	12,400,000	9,589,031
2.226%, 3M TSFR + 1.092%, 05/25/26 (a)	5,900,000	5,514,329
Morgan Stanley 4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,077,519
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	7,698,303
Santander Holdings USA, Inc. 3.450%, 06/02/25	4,800,000	4,565,276
Societe Generale SA 6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (a)	5,000,000	4,998,783

BHFTI-274

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Standard Chartered PLC 3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (a)	6,000,000	$5,775,848
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,481,264
7.776%, 1Y H15 + 3.100%, 11/16/25 (144A) (a)	8,100,000	8,248,451
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/25	6,500,000	6,012,699
1.902%, 09/17/28	9,800,000	8,088,046
5.464%, 01/13/26	2,900,000	2,871,139
Toronto-Dominion Bank 4.701%, 06/05/26 (144A)	1,100,000	1,080,813
UBS Group AG 4.125%, 04/15/26 (144A)	10,200,000	9,698,097
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a)	4,000,000	3,949,211
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	5,739,151
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	6,993,983
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	10,650,000	10,525,537
UniCredit SpA 7.830%, 12/04/23 (144A)	29,700,000	29,705,233
Virgin Money UK PLC 4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	558,015
Wells Fargo & Co. 1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	2,364,473
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	4,735,633
2.406%, 3M TSFR + 1.087%, 10/30/25 (a)	6,400,000	6,133,155
3.908%, SOFR + 1.320%, 04/25/26 (a)	1,700,000	1,638,040
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	7,707,174
Wells Fargo Bank NA 5.450%, 08/07/26	4,700,000	4,668,535
5.550%, 08/01/25	3,100,000	3,089,796

		410,285,400

Biotechnology—0.1%
Royalty Pharma PLC 1.200%, 09/02/25	3,000,000	2,726,255

Chemicals—0.2%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A)	12,800,000	9,628,979

Diversified Financial Services—2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/24	4,000,000	3,885,161
4.450%, 10/01/25	3,000,000	2,887,759
6.100%, 01/15/27	4,900,000	4,876,011
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	10,500,000	9,988,611
BGC Partners, Inc. 3.750%, 10/01/24	1,100,000	1,058,503
8.000%, 05/25/28 (144A)	4,000,000	3,937,546
Blue Owl Finance LLC 3.125%, 06/10/31 (144A)	13,000,000	9,723,759
Capital One Financial Corp. 4.927%, SOFR + 2.057%, 05/10/28 (a)	11,500,000	10,914,169
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	12,602,532

Diversified Financial Services—(Continued)
Nomura Holdings, Inc. 2.172%, 07/14/28	500,000	414,855
2.679%, 07/16/30	9,600,000	7,622,275
5.709%, 01/09/26	5,100,000	5,046,037
5.842%, 01/18/28	4,700,000	4,632,326
6.181%, 01/18/33	3,900,000	3,853,199
OneMain Finance Corp. 6.875%, 03/15/25	1,100,000	1,091,280

		82,534,023

Electric—3.0%
AES Corp. 2.450%, 01/15/31	5,000,000	3,845,327
Duke Energy Progress LLC 2.000%, 08/15/31	12,600,000	9,701,597
Edison International 3.550%, 11/15/24	2,900,000	2,818,034
Evergy, Inc. 2.450%, 09/15/24	13,500,000	13,041,362
FirstEnergy Corp. 4.150%, 07/15/27	1,300,000	1,208,312
Florida Power & Light Co. 4.400%, 05/15/28	4,400,000	4,242,695
4.450%, 05/15/26	6,900,000	6,751,975
Georgia Power Co. 4.650%, 05/16/28	5,200,000	5,016,619
National Rural Utilities Cooperative Finance Corp. 4.800%, 03/15/28	3,600,000	3,510,461
Pacific Gas & Electric Co. 3.150%, 01/01/26	10,900,000	10,138,679
3.250%, 02/16/24	12,600,000	12,452,553
3.300%, 12/01/27	1,600,000	1,413,665
3.400%, 08/15/24	4,500,000	4,391,892
3.450%, 07/01/25	3,600,000	3,415,071
3.500%, 06/15/25	2,700,000	2,565,627
4.550%, 07/01/30	5,000,000	4,419,792
5.450%, 06/15/27	5,000,000	4,812,152
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.500%, 07/14/28 (144A)	13,100,000	11,016,168
Southern California Edison Co. 5.850%, 11/01/27	3,000,000	3,016,095
WEC Energy Group, Inc. 1.375%, 10/15/27	4,525,000	3,834,109
1.800%, 10/15/30	5,000,000	3,798,808

		115,410,993

Electronics—0.2%
Flex Ltd. 4.875%, 06/15/29	8,160,000	7,624,572

Environmental Control—0.1%
Republic Services, Inc. 4.875%, 04/01/29	3,800,000	3,693,064

BHFTI-275

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.5%
National Fuel Gas Co. 5.500%, 10/01/26	6,400,000	$6,312,051
Southern California Gas Co. 2.950%, 04/15/27	12,500,000	11,466,565

		17,778,616

Healthcare-Services—0.7%
Centene Corp. 3.000%, 10/15/30	3,900,000	3,145,779
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A)	12,100,000	10,552,404
HCA, Inc. 3.125%, 03/15/27	7,300,000	6,632,701
3.375%, 03/15/29	5,200,000	4,556,057

		24,886,941

Insurance—1.1%
Corebridge Global Funding 5.750%, 07/02/26 (144A)	2,600,000	2,568,605
GA Global Funding Trust 1.250%, 12/08/23 (144A)	14,000,000	13,861,774
Jackson National Life Global Funding 6.495%, SOFR + 1.150%, 06/28/24 (144A) (a)	6,300,000	6,303,654
MassMutual Global Funding II
5.050%, 12/07/27 (144A)	7,900,000	7,769,929
6.283%, SOFR + 0.980%, 07/10/26 (144A) (a)	3,800,000	3,806,333
Pacific Life Global Funding II 5.500%, 07/18/28 (144A)	5,500,000	5,437,171
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	1,913,246

		41,660,712

Internet—0.1%
Expedia Group, Inc. 2.950%, 03/15/31	2,561,000	2,063,256

Lodging—0.5%
Choice Hotels International, Inc. 3.700%, 12/01/29	2,500,000	2,158,529
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,638,652
Marriott International, Inc. 3.600%, 04/15/24	2,600,000	2,567,910
4.150%, 12/01/23	10,000,000	9,968,322

		17,333,413

Media—0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500%, 06/01/41	13,300,000	8,410,638
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,093,625

		11,504,263

Oil & Gas—0.2%
Petroleos Mexicanos 10.000%, 02/07/33 (144A)	3,000,000	2,664,000
Pioneer Natural Resources Co. 5.100%, 03/29/26	4,000,000	3,948,585
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	610,473	613,525

		7,226,110

Packaging & Containers—0.4%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	14,244,368

Pharmaceuticals—0.3%
AbbVie, Inc. 3.200%, 05/14/26	1,300,000	1,227,953
3.600%, 05/14/25	700,000	676,517
Bayer U.S. Finance II LLC 6.681%, 3M TSFR + 1.272%, 12/15/23 (144A) (a)	6,600,000	6,603,189
CVS Health Corp. 3.750%, 04/01/30	3,900,000	3,447,360
CVS Pass-Through Trust 6.943%, 01/10/30	498,969	499,524

		12,454,543

Pipelines—0.8%
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	9,000,000	8,745,768
Columbia Pipelines Operating Co. LLC 5.927%, 08/15/30 (144A)	3,000,000	2,961,379
Energy Transfer LP 5.950%, 12/01/25	1,800,000	1,794,845
MPLX LP 5.000%, 03/01/33	1,500,000	1,366,855
ONEOK, Inc. 6.625%, 09/01/53	7,500,000	7,344,039
Western Midstream Operating LP 6.350%, 01/15/29	7,000,000	7,014,434

		29,227,320

Real Estate—0.2%
Logicor Financing Sarl 1.625%, 07/15/27 (EUR)	4,500,000	4,073,281
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	1,700,000	1,562,373
Tesco Property Finance 6 PLC 5.411%, 07/13/44 (GBP)	540,324	589,541

		6,225,195

Real Estate Investment Trusts—4.4%
American Homes 4 Rent LP 4.250%, 02/15/28	1,900,000	1,767,103
American Tower Corp. 3.375%, 05/15/24	12,000,000	11,807,212
Boston Properties LP 2.450%, 10/01/33	1,811,000	1,236,006

BHFTI-276

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Brixmor Operating Partnership LP 3.900%, 03/15/27	6,000,000	$5,526,549
4.125%, 06/15/26	5,500,000	5,179,489
Crown Castle, Inc. 2.900%, 03/15/27	12,500,000	11,337,746
EPR Properties 3.750%, 08/15/29	2,500,000	2,008,305
Equinix, Inc. 1.000%, 09/15/25	2,900,000	2,634,623
Extra Space Storage LP 2.400%, 10/15/31	13,500,000	10,335,169
Federal Realty OP LP 3.500%, 06/01/30	4,900,000	4,170,036
GLP Capital LP/GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	4,896,973
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	9,682,062
Hudson Pacific Properties LP 4.650%, 04/01/29	2,400,000	1,806,829
Kilroy Realty LP 2.650%, 11/15/33	13,100,000	8,840,009
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	8,236,531
Piedmont Operating Partnership LP 3.150%, 08/15/30	12,900,000	9,084,233
Prologis LP 2.250%, 01/15/32	6,200,000	4,803,132
Public Storage Operating Co. 3.094%, 09/15/27	4,600,000	4,239,240
Realty Income Corp. 3.875%, 04/15/25	10,700,000	10,386,537
SBA Tower Trust 2.328%, 07/15/52 (144A)	13,000,000	11,056,033
Starwood Property Trust, Inc. 4.375%, 01/15/27 (144A)	13,300,000	11,600,944
Sun Communities Operating LP 2.700%, 07/15/31	13,200,000	10,159,064
UDR, Inc. 3.500%, 07/01/27	1,000,000	921,417
4.400%, 01/26/29	3,400,000	3,141,262
Welltower OP LLC 4.250%, 04/01/26	1,102,000	1,058,133
Weyerhaeuser Co. 4.750%, 05/15/26	12,000,000	11,710,453

		167,625,090

Retail—0.3%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	9,600,000	7,278,697
CK Hutchison International 23 Ltd. 4.750%, 04/21/28 (144A)	2,700,000	2,602,908

		9,881,605

Semiconductors—0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	8,769,000	6,393,317

Semiconductors—(Continued)
Broadcom, Inc.
3.187%, 11/15/36 (144A)	10,800,000	7,754,271
4.300%, 11/15/32	12,400,000	10,818,245

		24,965,833

Shipbuilding—0.3%
Huntington Ingalls Industries, Inc. 2.043%, 08/16/28	13,800,000	11,592,340

Software—0.6%
Oracle Corp. 3.600%, 04/01/40	6,400,000	4,624,266
3.600%, 04/01/50	10,600,000	6,856,637
VMware, Inc. 1.400%, 08/15/26	13,500,000	11,908,441

		23,389,344

Telecommunications—0.2%
AT&T, Inc. 5.400%, 02/15/34	400,000	374,359
Sprint LLC 7.125%, 06/15/24	1,000,000	1,006,083
T-Mobile USA, Inc. 2.550%, 02/15/31	8,900,000	7,081,811

		8,462,253

Total Corporate Bonds & Notes (Cost $1,379,666,017)		1,263,403,087

Asset-Backed Securities—15.4%

Asset-Backed-Automobile—1.2%
Ally Auto Receivables Trust 5.760%, 11/15/26	7,800,000	7,794,138
BMW Vehicle Owner Trust 5.593%, 07/25/24	4,352,696	4,352,751
CarMax Auto Owner Trust 5.720%, 11/16/26	5,900,000	5,894,725
Flagship Credit Auto Trust 4.030%, 12/15/26 (144A)	11,000,000	10,836,169
GM Financial Consumer Automobile Receivables Trust 5.560%, 07/16/24	4,818,629	4,818,871
Hyundai Auto Receivables Trust 5.581%, 07/15/24	4,430,013	4,430,326
Tesla Auto Lease Trust 5.860%, 08/20/25 (144A)	3,900,000	3,894,136
Toyota Auto Loan Extended Note Trust 4.930%, 06/25/36 (144A)	3,900,000	3,808,431

		45,829,547

Asset-Backed-Home Equity—1.1%
ABFC Trust 6.134%, 1M TSFR + 0.814%, 06/25/34 (a)	1,072,909	1,034,820
6.259%, 1M TSFR + 0.939%, 07/25/35 (a)	5,695,971	5,187,125

BHFTI-277

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed-Home Equity—(Continued)
Accredited Mortgage Loan Trust 6.014%, 1M TSFR + 0.404%, 07/25/34 (a)	3,210,113	$3,075,449
ACE Securities Corp. Home Equity Loan Trust 5.734%, 1M TSFR + 0.414%, 04/25/36 (a)	1,931,775	1,836,972
5.734%, 1M TSFR + 0.414%, 07/25/36 (a)	7,785,634	2,795,785
Asset-Backed Securities Corp. Home Equity Loan Trust 5.514%, 1M TSFR + 0.194%, 05/25/37 (a)	17,675	11,894
Bear Stearns Asset-Backed Securities I Trust 4.532%, 1M TSFR + 0.804%, 02/25/36 (a)	733,796	727,897
5.684%, 1M TSFR + 0.364%, 04/25/37 (a)	4,756,505	6,860,197
6.234%, 1M TSFR + 0.914%, 10/27/32 (a)	6,592	6,462
6.439%, 1M TSFR + 1.119%, 06/25/35 (a)	3,879,546	3,738,817
Citigroup Mortgage Loan Trust, Inc. 5.754%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	5,550,099	3,065,958
GSAA Home Equity Trust 6.094%, 1M TSFR + 0.774%, 03/25/35 (a)	52,418	51,735
HSI Asset Securitization Corp. Trust 5.774%, 1M TSFR + 0.454%, 12/25/36 (a)	8,528,950	2,191,459
IXIS Real Estate Capital Trust 6.379%, 1M TSFR + 1.059%, 02/25/35 (a)	1,677,854	1,648,216
MASTR Asset-Backed Securities Trust 5.534%, 1M TSFR + 0.214%, 08/25/36 (a)	4,693,762	1,672,626
5.754%, 1M TSFR + 0.434%, 08/25/36 (a)	3,039,028	1,086,698
Merrill Lynch Mortgage Investors Trust 5.934%, 1M TSFR + 0.614%, 07/25/37 (a)	8,672,283	1,984,032
Morgan Stanley ABS Capital I, Inc. Trust 5.494%, 1M TSFR + 0.174%, 05/25/37 (a)	93,990	78,022
NovaStar Mortgage Funding Trust 5.634%, 1M TSFR + 0.314%, 09/25/37 (a)	2,804,850	2,696,844
Option One Mortgage Accep Corp. Asset Back Certificates 6.074%, 1M TSFR + 0.754%, 08/25/33 (a)	7,175	6,790
Option One Mortgage Loan Trust 5.574%, 1M TSFR + 0.254%, 01/25/37 (a)	4,157,852	2,666,338
Renaissance Home Equity Loan Trust 3.925%, 1M TSFR + 0.994%, 08/25/33 (a)	63,628	56,560
Residential Asset Securities Corporation Trust 5.724%, 1M TSFR + 0.404%, 06/25/33 (a)	476,740	440,684

		42,921,380

Asset-Backed-Other—12.9%
ACAS CLO Ltd. 6.462%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	19,930,029	19,872,252
Adagio V CLO DAC 4.383%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	11,000,000	11,422,474
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.214%, 1M TSFR + 0.894%, 05/25/34 (a)	489,622	483,942
Anchorage Capital CLO 11 Ltd. 6.747%, 3M TSFR + 1.402%, 07/22/32 (144A) (a)	12,000,000	11,929,200
ARES European CLO X DAC 4.443%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	10,995,206	11,439,502
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.194%, 1M TSFR + 0.874%, 02/25/36 (a)	3,679,106	2,763,205

Asset-Backed-Other—(Continued)
BSPDF Issuer Ltd. 6.647%, 1M TSFR + 1.314%, 10/15/36 (144A) (a)	12,000,000	11,682,983
Carlyle Global Market Strategies CLO Ltd. 6.687%, 3M TSFR + 1.342%, 04/22/32 (144A) (a)	13,500,000	13,422,199
Catamaran CLO Ltd. 6.707%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	12,565,245	12,539,172
Countrywide Asset-Backed Certificates Trust 4.344%, 10/25/46 (a)	630,526	603,168
4.443%, 10/25/32 (a)	1,533,451	1,499,111
5.574%, 1M TSFR + 0.254%, 07/25/37 (a)	5,807,609	5,198,864
5.574%, 1M TSFR + 0.254%, 04/25/47 (a)	1,783,087	1,670,679
5.654%, 1M TSFR + 0.334%, 09/25/37 (a)	2,129,639	2,124,518
5.714%, 1M TSFR + 0.394%, 02/25/37 (a)	2,216,917	2,057,616
5.734%, 1M TSFR + 0.414%, 09/25/46 (a)	499,560	492,390
5.734%, 1M TSFR + 0.414%, 03/25/47 (a)	480,814	466,217
Dell Equipment Finance Trust 2.110%, 08/23/27 (144A)	428,817	428,111
DLLAD LLC 5.190%, 04/20/26 (144A)	6,500,000	6,459,392
Dryden 80 CLO Ltd. 6.558%, 3M TSFR + 1.250%, 01/17/33 (144A) (a)	1,400,000	1,381,964
Elmwood CLO VII Ltd. 7.054%, 3M TSFR + 1.630%, 01/17/34 (144A) (a)	5,000,000	5,000,000
First Franklin Mortgage Loan Trust 5.714%, 1M TSFR + 0.394%, 12/25/36 (a)	4,590,055	1,882,971
5.744%, 1M TSFR + 0.424%, 10/25/36 (a)	16,312,000	12,737,361
6.364%, 1M TSFR + 1.044%, 10/25/34 (a)	4,709,774	4,571,781
6.859%, 1M TSFR + 1.539%, 10/25/34 (a)	1,681,919	1,668,271
Gallatin CLO IX Ltd. 6.645%, 3M TSFR + 1.312%, 01/21/28 (144A) (a)	2,522,639	2,520,631
GoodLeap Sustainable Home Solutions Trust 4.000%, 04/20/49 (144A)	10,325,854	8,855,704
GSAMP Trust 5.604%, 1M TSFR + 0.284%, 12/25/36 (a)	2,314,623	1,103,344
6.019%, 1M TSFR + 0.699%, 01/25/36 (a)	861,991	877,611
6.754%, 1M TSFR + 1.434%, 12/25/34 (a)	4,040,878	3,275,559
Harvest CLO XX DAC 4.385%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	10,887,517	11,296,520
Home Equity Loan Trust 5.664%, 1M TSFR + 0.344%, 04/25/37 (a)	5,346,912	5,108,758
Home Equity Mortgage Loan Asset-Backed Trust 5.654%, 1M TSFR + 0.334%, 04/25/37 (a)	2,085,953	1,559,080
JFIN CLO Ltd. 6.650%, 3M TSFR + 1.252%, 09/20/29 (144A) (a)	7,010,847	7,002,413
KREF Ltd. 6.777%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	12,500,000	12,302,250
LCM XIII LP 6.452%, 3M TSFR + 1.132%, 07/19/27 (144A) (a)	5,126,971	5,113,974
LCM XXV Ltd. 6.426%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	9,650,072	9,597,055
Long Beach Mortgage Loan Trust 5.754%, 1M TSFR + 0.434%, 05/25/36 (a)	27,431,043	7,690,606
5.954%, 1M TSFR + 0.634%, 08/25/45 (a)	465,120	444,861
6.214%, 1M TSFR + 0.894%, 08/25/35 (a)	8,071,245	7,778,635

BHFTI-278

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed-Other—(Continued)
Madison Park Funding XXXV Ltd. 6.578%, 3M TSFR + 1.252%, 04/20/32 (144A) (a)	7,300,000	$7,270,800
Marathon CLO IX Ltd. 6.720%, 3M TSFR + 1.412%, 04/15/29 (144A) (a)	5,738,602	5,729,414
Marathon Static CLO Ltd. 7.152%, 3M TSFR + 1.750%, 07/20/30 (144A) (a)	3,900,000	3,898,015
Merrill Lynch First Franklin Mortgage Loan Trust 6.684%, 1M TSFR + 1.364%, 10/25/37 (a)	9,315,870	7,602,081
MF1 LLC 7.962%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	10,700,000	10,727,446
MF1 Ltd. 7.147%, 1M TSFR + 1.814%, 11/15/35 (144A) (a)	6,750,189	6,736,565
MidOcean Credit CLO II 6.661%, 3M TSFR + 1.292%, 01/29/30 (144A) (a)	6,102,050	6,084,934
Morgan Stanley ABS Capital I, Inc. Trust 5.684%, 1M TSFR + 0.364%, 07/25/36 (a)	2,704,851	2,315,067
5.734%, 1M TSFR + 0.414%, 06/25/36 (a)	158,640	133,622
6.054%, 1M TSFR + 0.734%, 12/25/35 (a)	972,385	927,317
Neuberger Berman CLO XIV Ltd. 6.657%, 3M TSFR + 1.292%, 01/28/30 (144A) (a)	12,130,591	12,102,946
OSD CLO Ltd. 6.440%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	12,712,167	12,614,741
OZLM XVI Ltd. 6.663%, 3M TSFR + 1.292%, 05/16/30 (144A) (a)	8,081,450	8,065,052
Palmer Square European Loan Funding DAC 4.443%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	9,056,471	9,382,671
Park Place Securities, Inc. 6.169%, 1M TSFR + 0.849%, 09/25/35 (a)	4,279,985	4,134,563
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.484%, 1M TSFR + 1.164%, 10/25/34 (a)	2,940,308	2,859,798
7.234%, 1M TSFR + 1.914%, 12/25/34 (a)	4,104,111	3,948,516
Regatta XI Funding Ltd. 6.640%, 3M TSFR + 1.332%, 07/17/31 (144A) (a)	11,123,593	11,092,302
Saranac CLO VII Ltd. 6.871%, 3M TSFR + 1.492%, 11/20/29 (144A) (a)	2,129,414	2,125,804
Saxon Asset Securities Trust 5.834%, 1M TSFR + 0.514%, 09/25/47 (a)	1,790,844	1,630,237
Sculptor CLO XXV Ltd. 6.840%, 3M TSFR + 1.532%, 01/15/31 (144A) (a)	15,050,000	15,015,054
Securitized Asset-Backed Receivables LLC Trust 5.934%, 1M TSFR + 0.614%, 03/25/36 (a)	13,797,444	8,416,797
5.934%, 1M TSFR + 0.614%, 05/25/36 (a)	6,611,258	3,438,041
Soundview Home Loan Trust 5.544%, 1M TSFR + 0.224%, 02/25/37 (a)	2,055,479	563,537
Specialty Underwriting & Residential Finance Trust 5.704%, 1M TSFR + 0.384%, 04/25/37 (a)	2,455,526	1,642,024
Starwood Ltd. 6.663%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	13,000,000	12,722,158
Structured Asset Investment Loan Trust 5.584%, 1M TSFR + 0.264%, 09/25/36 (a)	723,998	697,102
6.064%, 1M TSFR + 0.744%, 11/25/35 (a)	4,199,422	3,970,333
Structured Asset Securities Corp. Mortgage Loan Trust 6.334%, 1M TSFR + 1.014%, 08/25/37 (a)	76,123	74,565

Asset-Backed-Other—(Continued)
Sunrun Demeter Issuer LLC 2.270%, 01/30/57 (144A)	12,286,051	9,708,447
Symphony CLO Ltd. 7.002%, 3M TSFR + 1.590%, 04/25/34 (144A) (a)	7,700,000	7,700,000
Symphony CLO XVII Ltd. 6.450%, 3M TSFR + 1.142%, 04/15/28 (144A) (a)	425,391	424,981
TCI-Symphony CLO Ltd. 6.583%, 3M TSFR + 1.282%, 10/13/32 (144A) (a)	13,000,000	12,912,627
TCW CLO Ltd. 6.583%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	12,307,303	12,276,190
THL Credit Wind River CLO Ltd. 6.650%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	4,000,000	3,978,880
Toro European CLO 7 DAC 4.591%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	15,000,000	15,594,338
U.S. Small Business Administration 6.220%, 12/01/28	414,796	410,539
Venture XVII CLO Ltd. 6.450%, 3M TSFR + 1.142%, 04/15/27 (144A) (a)	6,001,506	5,982,907
Venture XXVII CLO Ltd. 6.638%, 3M TSFR + 1.312%, 07/20/30 (144A) (a)	12,518,845	12,418,519
Venture XXVIII CLO Ltd. 6.578%, 3M TSFR + 1.252%, 07/20/30 (144A) (a)	10,456,227	10,400,611
Wells Fargo Home Equity Asset-Backed Securities Trust 6.154%, 1M TSFR + 0.834%, 12/25/35 (a)	655,435	654,301

		486,708,186

Asset-Backed-Student Loan—0.2%
Nelnet Student Loan Trust 6.640%, 02/20/41 (144A)	3,787,110	3,761,336
7.514%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	3,597,755	3,597,720
SoFi Professional Loan Program LLC 3.020%, 02/25/40 (144A)	1,292,394	1,224,100

		8,583,156

Total Asset-Backed Securities (Cost $600,974,240)		584,042,269

Mortgage-Backed Securities—14.8%

Collateralized Mortgage Obligations—8.1%
Adjustable Rate Mortgage Trust 4.510%, 11/25/35 (a)	123,934	90,323
American Home Mortgage Investment Trust 5.794%, 1M TSFR + 0.474%, 12/25/46 (a)	9,646,537	7,663,496
Banc of America Alternative Loan Trust 6.663%, -4 x 1M TSFR + 27.942%, 11/25/46 (a)	316,823	241,960
Banc of America Funding Trust 4.436%, 01/20/47 (a)	54,019	49,021
4.646%, 05/25/35 (a)	213,758	195,767
4.757%, 02/20/36 (a)	400,619	368,364
Banc of America Mortgage Trust 6.000%, 05/25/37	4,420,769	3,348,082
Bayview MSR Opportunity Master Fund Trust 3.000%, 11/25/51 (144A) (a)	11,837,772	9,370,342

BHFTI-279

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
BCAP LLC Trust 5.250%, 02/26/36 (144A) (a)	1,878,168	$780,526
5.854%, 1M TSFR + 0.534%, 05/25/47 (a)	3,776,280	3,515,243
Bear Stearns ALT-A Trust 3.969%, 05/25/36 (a)	968,309	478,985
4.138%, 11/25/36 (a)	1,497,419	833,503
4.398%, 05/25/35 (a)	363,344	339,613
4.491%, 11/25/36 (a)	1,294,231	658,877
4.598%, 09/25/35 (a)	377,053	227,793
Bear Stearns ARM Trust 3.250%, 02/25/33 (a)	1,938	1,422
5.208%, 10/25/35 (a)	497,429	469,642
Bear Stearns Structured Products, Inc. Trust 4.335%, 12/26/46 (a)	313,102	227,457
4.710%, 01/26/36 (a)	304,557	218,855
Chase Mortgage Finance Trust 3.873%, 12/25/35 (a)	239,332	218,523
4.099%, 03/25/37 (a)	494,649	461,628
4.376%, 09/25/36 (a)	895,759	747,938
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.688%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	8,320	7,688
CHL Mortgage Pass-Through Trust 3.965%, 09/20/36 (a)	1,184,543	1,012,019
5.750%, 06/25/37	933,093	459,302
5.834%, 1M TSFR + 0.514%, 04/25/46 (a)	1,207,628	1,056,062
6.074%, 1M TSFR + 0.754%, 03/25/35 (a)	215,028	197,782
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	696,646	589,030
Citigroup Mortgage Loan Trust, Inc. 3.674%, 10/25/46 (a)	480,781	422,772
5.988%, 1Y H15 + 2.150%, 09/25/35 (a)	55,217	53,979
6.150%, 1Y H15 + 2.100%, 09/25/35 (a)	293,257	291,074
7.780%, 1Y H15 + 2.400%, 10/25/35 (a)	456,198	420,123
CitiMortgage Alternative Loan Trust 6.000%, 1M TSFR + 0.764%, 10/25/36 (a)	3,710,447	3,075,019
Countrywide Alternative Loan Trust
Zero Coupon, -1 x 1M TSFR + 4.886%, 05/25/35 (a) (b)	386,022	7,573
5.500%, 02/25/36	1,409,266	966,485
5.954%, 1M TSFR + 0.634%, 06/25/46 (a)	4,389,150	3,637,410
6.000%, 03/25/35	6,933,450	5,393,253
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,689,631	1,483,970
6.000%, 02/25/37	7,432,484	3,152,925
6.000%, 04/25/37	2,571,105	1,156,504
6.000%, 07/25/37	3,794,693	1,831,305
6.106%, 12M MTA + 1.480%, 01/25/36 (a)	388,073	351,761
Countrywide Home Reperforming Loan REMIC Trust 5.774%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	537,819	491,275
Credit Suisse First Boston Mortgage Securities Corp. 5.823%, 03/25/32 (144A) (a)	21,672	19,950
CSFB Mortgage-Backed Pass-Through Certificates 6.000%, 11/25/35	759,252	544,722
CSMC Trust 5.579%, 10/27/36 (144A) (a)	8,512,230	7,432,637
DSLA Mortgage Loan Trust 5.726%, 07/19/44 (a)	165,959	151,107

Collateralized Mortgage Obligations—(Continued)
First Horizon Mortgage Pass-Through Trust 5.466%, 08/25/35 (a)	56,169	39,017
Gemgarto PLC 5.809%, 3M SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	3,854,639	4,682,596
GreenPoint Mortgage Funding Trust 5.874%, 1M TSFR + 0.554%, 06/25/45 (a)	19,142	17,862
GS Mortgage-Backed Securities Corp. Trust 2.500%, 06/25/52 (144A) (a)	11,488,847	8,690,393
GS Mortgage-Backed Securities Trust 2.500%, 01/25/52 (144A) (a)	11,770,775	8,896,587
3.000%, 08/26/52 (144A) (a)	13,779,688	10,919,864
GSR Mortgage Loan Trust 3.572%, 04/25/36 (a)	874,395	581,422
3.922%, 01/25/36 (a)	1,267,803	1,153,294
4.353%, 09/25/35 (a)	6,612	6,117
6.000%, 03/25/32	47	44
HarborView Mortgage Loan Trust 5.882%, 1M TSFR + 0.554%, 05/19/35 (a)	309,865	282,181
IndyMac ARM Trust 4.170%, 01/25/32 (a)	218	201
5.292%, 01/25/32 (a)	5,126	4,706
IndyMac INDX Mortgage Loan Trust 5.674%, 1M TSFR + 0.354%, 07/25/36 (a)	1,975,374	1,912,197
5.854%, 1M TSFR + 0.534%, 05/25/46 (a)	3,196,339	2,765,156
JPMorgan Alternative Loan Trust 5.794%, 1M TSFR + 0.474%, 05/25/36 (a)	866,477	742,683
JPMorgan Mortgage Trust 3.000%, 03/25/52 (144A) (a)	11,519,706	9,089,774
4.038%, 12/26/37 (144A) (a)	4,768,818	4,039,636
4.909%, 07/25/35 (a)	43,489	43,220
5.750%, 01/25/36	184,119	83,649
Legacy Mortgage Asset Trust 5.882%, 10/25/59 (144A) (k)	9,527,184	9,470,156
Lehman Mortgage Trust 6.000%, 1M TSFR + 0.714%, 08/25/36 (a)	2,846,177	2,032,216
Lehman XS Trust 5.834%, 1M TSFR + 0.514%, 03/25/47 (a)	9,707,440	8,133,408
MASTR Alternative Loan Trust 5.834%, 1M TSFR + 0.514%, 03/25/36 (a)	610,825	64,241
6.500%, 02/25/35	2,269,850	2,227,966
MASTR Asset Securitization Trust 6.000%, 06/25/36	156,887	88,868
MetLife Securitization Trust 3.750%, 03/25/57 (144A) (a)	3,430,162	3,150,961
Mill City Mortgage Loan Trust 3.250%, 08/25/59 (144A) (a)	8,400,000	6,821,339
Morgan Stanley Re-REMIC Trust 2.950%, 03/26/37 (144A) (k)	1,243,367	1,178,802
MortgageIT Mortgage Loan Trust 5.894%, 1M TSFR + 0.574%, 04/25/36 (a)	1,339,611	1,234,832
New Residential Mortgage Loan Trust 6.864%, 10/25/63 (144A)	7,600,000	7,599,895
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (k)	587,641	300,468

BHFTI-280

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
OBX Trust 6.084%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	5,084,684	$4,819,684
6.120%, 11/25/62 (144A) (a)	7,206,921	7,151,084
PRKCM Trust 5.335%, 08/25/57 (144A) (a)	7,030,982	6,837,482
RBSSP Resecuritization Trust 4.528%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	2,971,488	2,883,496
Residential Asset Securitization Trust 6.000%, 06/25/36	2,840,149	1,158,904
Ripon Mortgages PLC 5.919%, 3M SONIA + 0.700%, 08/28/56 (144A) (GBP) (a)	13,982,384	16,987,588
6.369%, 3M SONIA + 1.150%, 08/28/56 (144A) (GBP) (a)	5,777,000	6,884,012
6.719%, 3M SONIA + 1.500%, 08/28/56 (144A) (GBP) (a)	13,223,000	15,590,832
Sequoia Mortgage Trust 6.082%, 1M TSFR + 0.754%, 04/19/27 (a)	104,011	99,636
6.139%, 1M TSFR + 0.700%, 07/20/33 (a)	53,755	48,477
Structured Adjustable Rate Mortgage Loan Trust 4.143%, 01/25/35 (a)	168,846	165,570
4.669%, 08/25/35 (a)	40,857	34,781
4.842%, 10/25/36 (a)	5,358,340	2,760,869
5.714%, 04/25/35 (a)	1,287,408	1,162,062
Structured Asset Mortgage Investments II Trust 5.942%, 1M TSFR + 0.614%, 07/19/35 (a)	198,953	179,268
Towd Point Mortgage Funding 6.304%, 3M SONIA + 1.144%, 10/20/51 (144A) (GBP) (a)	10,131,133	12,371,316
6.509%, 3M SONIA + 1.350%, 07/20/45 (144A) (GBP) (a)	7,644,234	9,317,776
6.568%, SONIA + 1.350%, 05/20/45 (GBP) (a)	19,850,160	24,195,977
Towd Point Mortgage Trust 3.750%, 07/25/62 (144A) (a)	5,854,953	5,271,251
UWM Mortgage Trust 2.500%, 11/25/51 (144A) (a)	16,170,641	12,262,521
2.500%, 12/25/51 (144A) (a)	11,844,254	8,981,735
WaMu Mortgage Pass-Through Certificates Trust 3.782%, 06/25/37 (a)	3,014,645	2,574,740
5.934%, 1M TSFR + 0.614%, 02/25/45 (a)	3,679,468	3,408,503
6.026%, 12M MTA + 1.400%, 06/25/42 (a)	23,175	20,986
Wells Fargo Mortgage-Backed Securities Trust 6.073%, 09/25/33 (a)	63,547	60,988

		306,196,376

Commercial Mortgage-Backed Securities—6.7%
1211 Avenue of the Americas Trust 3.901%, 08/10/35 (144A)	12,100,000	11,315,596
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	11,600,000	10,317,340
Arbor Multifamily Mortgage Securities Trust 2.756%, 05/15/53 (144A)	7,500,000	6,232,981
AREIT LLC 7.573%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	11,500,000	11,480,473

Commercial Mortgage-Backed Securities—(Continued)
AREIT Trust 6.525%, 1M TSFR + 1.194%, 11/17/38 (144A) (a)	8,969,497	8,771,922
6.563%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	11,622,972	11,363,078
Benchmark Mortgage Trust 2.955%, 01/15/55 (a)	12,646,000	10,546,569
3.458%, 03/15/55	13,000,000	10,960,226
4.016%, 03/15/52	13,000,000	11,603,294
4.593%, 05/15/55 (a)	11,000,000	9,647,770
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	11,600,000	10,531,255
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	1,448,266	1,390,506
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	12,550,000	9,960,914
DC Office Trust 2.965%, 09/15/45 (144A)	1,000,000	789,429
DOLP Trust 2.956%, 05/10/41 (144A)	13,200,000	10,041,620
Extended Stay America Trust 6.527%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	13,306,826	13,194,046
GCT Commercial Mortgage Trust 6.248%, 1M TSFR + 0.914%, 02/15/38 (144A) (a)	4,000,000	3,140,002
GS Mortgage Securities Corportation Trust 2.856%, 05/10/34 (144A)	8,900,000	6,096,500
GS Mortgage Securities Trust 3.278%, 11/10/49 (a)	1,487,272	1,430,057
3.722%, 10/10/49 (144A) (a)	13,346,000	11,485,242
JPMorgan Chase Commercial Mortgage Securities Trust 6.830%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	3,951,329	3,363,760
7.236%, 10/05/40 (144A)	5,800,000	5,675,406
LoanCore Issuer Ltd. 6.228%, SOFR30A + 0.914%, 07/15/35 (144A) (a)	1,245,265	1,239,169
Manhattan West Mortgage Trust 2.130%, 09/10/39 (144A)	12,300,000	10,532,153
MF1 Multifamily Housing Mortgage Loan Trust 6.297%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	4,013,905	3,959,802
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	5,662,688	5,395,426
Morgan Stanley Capital I Trust 2.509%, 04/05/42 (144A) (a)	7,500,000	5,430,334
3.127%, 11/15/52	800,000	674,026
Natixis Commercial Mortgage Securities Trust 7.156%, 1M TSFR + 1.824%, 03/15/35 (144A) (a)	9,866,726	9,852,347
NYO Commercial Mortgage Trust 6.543%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	12,460,000
Ready Capital Mortgage Financing LLC 6.634%, 1M TSFR + 1.314%, 11/25/36 (144A) (a)	8,401,067	8,287,450
7.694%, 1M TSFR + 2.374%, 10/25/39 (144A) (a)	1,421,589	1,422,853
7.872%, 1M TSFR + 2.552%, 10/25/39 (144A) (a)	9,286,796	9,320,999
Starwood Ltd. 6.527%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	5,046,879	4,945,942

		252,858,487

Total Mortgage-Backed Securities (Cost $642,320,984)		559,054,863

BHFTI-281

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—2.8%

Security Description	Principal Amount*	Value

Sovereign—2.8%
Brazil Letras do Tesouro Nacional 11.333%, 01/01/24 (BRL)	36,000,000	$6,962,280
Chile Government International Bond 4.340%, 03/07/42	12,500,000	10,110,057
Italy Buoni Poliennali Del Tesoro 1.300%, 05/15/28 (EUR) (e)	25,620,056	26,285,037
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	4,272,897
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	10,343,114
Mexico Udibonos 2.750%, 11/27/31 (MXN) (e)	61,460,627	2,973,598
4.000%, 11/30/28 (MXN) (e)	4,171,981	225,623
Peru Government International Bonds 6.350%, 08/12/28 (PEN)	35,000,000	9,240,239
6.950%, 08/12/31 (PEN)	3,600,000	940,244
Qatar Government International Bond 5.103%, 04/23/48	1,500,000	1,357,032
Republic of South Africa Government Bond 10.500%, 12/21/26 (ZAR)	414,600,000	22,524,766
Saudi Government International Bonds 4.750%, 01/18/28 (144A)	6,000,000	5,856,912
5.000%, 01/18/53 (144A)	6,000,000	4,980,000

Total Foreign Government (Cost $122,923,160)		106,071,799

Municipals—1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority 5.048%, 12/01/34	5,900,000	5,741,259
New York State Urban Development Corp. 1.346%, 03/15/26	8,100,000	7,362,123
Sales Tax Securitization Corp. 3.007%, 01/01/33	10,100,000	8,211,064
3.057%, 01/01/34	2,000,000	1,597,997
State of Illinois 6.725%, 04/01/35	5,280,000	5,373,620
Texas Natural Gas Securitization Finance Corp. 5.169%, 04/01/41	5,900,000	5,633,306
Tobacco Settlement Finance Authority 1.820%, 06/01/26	2,250,000	2,040,895

Total Municipals (Cost $39,898,069)		35,960,264

Floating Rate Loan (l)—0.2%

Investment Companies—0.2%
Castlelake L.P.
First Lien Term Loan, 2.950%, 3M LIBOR + 2.950%, 05/13/31 (Cost $6,950,834)	6,959,173	6,124,072
Short-Term Investments—6.0%
Security Description	Principal Amount*	Value

Commercial Paper—2.5%
Ameren Corp. 5.550%, 10/12/23 (m)	6,350,000	6,337,478
American Electric Power Co., Inc. 5.570%, 10/16/23 (m)	8,350,000	8,328,384
AT&T, Inc. 5.700%, 03/19/24 (m)	10,000,000	9,724,991
Crown Castle, Inc. 6.050%, 10/03/23 (m)	1,436,000	1,435,087
6.050%, 10/05/23 (m)	1,264,000	1,262,791
Dominion Energy, Inc. 5.540%, 10/24/23 (m)	7,250,000	7,222,380
Energy Transfer LP 5.850%, 10/04/23 (m)	9,700,000	9,692,276
Fidelity National Information Services, Inc. 5.550%, 10/16/23 (m)	2,210,000	2,204,283
5.550%, 10/19/23 (m)	2,790,000	2,781,487
L3Harris Technologies, Inc. 5.650%, 10/03/23 (m)	8,000,000	7,995,177
LSEGA Financing PLC 5.500%, 10/03/23 (m)	4,800,000	4,797,066
5.500%, 10/05/23 (m)	4,700,000	4,695,686
Marriott International, Inc. 5.540%, 10/11/23 (m)	550,000	548,971
Penske Truck Leasing Co. LP 5.510%, 10/04/23 (m)	7,650,000	7,644,149
RTX Corp. 5.480%, 10/04/23 (m)	5,700,000	5,695,704
5.490%, 10/02/23 (m)	3,510,000	3,508,413
5.500%, 10/04/23 (m)	490,000	489,631
Sempra 5.530%, 10/19/23 (m)	1,900,000	1,894,186
Walgreens Boots Alliance, Inc. 6.050%, 10/02/23 (m)	7,800,000	7,796,182

		94,054,322

Repurchase Agreements—3.0%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/23 at 5.360%, due on 10/02/23 with a maturity value of $22,610,095; collateralized by U.S. Treasury Bond at 3.000%, maturing 02/15/48, with a market value of $22,947,176	22,600,000	22,600,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.370%, due on 10/03/23 with a maturity value of $48,807,279; collateralized by U.S. Treasury Inflation-Indexed Notes at 0.375%, maturing 01/15/27, with a market value of $49,980,963	48,800,000	48,800,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $6,605,611; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $6,736,379	6,604,235	6,604,235

BHFTI-282

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
JPMorgan Securities LLC Repurchase Agreement dated 09/29/23 at 5.360%, due on 10/02/23 with a maturity value of $36,216,169; collateralized by U.S. Treasury Bonds at 1.250%, maturing 05/15/50, with a market value of $36,515,663	36,200,000	$36,200,000

		114,204,235

Foreign Government—0.5%
Japan Treasury Bill
Zero Coupon, 10/30/23 (JPY) (m)	2,770,000,000	18,538,847

Total Short-Term Investments (Cost $228,202,080)		226,797,404

Total Purchased Options—0.0% (n) (Cost $333,204)		312,006

Total Investments—145.4% (Cost $6,020,437,858)		5,499,986,387
Other assets and liabilities (net)—(45.4)%		(1,716,102,509)

Net Assets—100.0%		$3,783,883,878

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $1,117,143, which is less than 0.05% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $6,706,326.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2023, the value of securities pledged amounted to $42,316,116.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2023, the market value of securities pledged was $29,558,879.
(i)	All or a portion of the security was pledged as collateral against open OTC option contracts, OTC swap contracts and forward foreign currency exchange contracts. As of September 30, 2023, the market value of securities pledged was $2,717,215.
(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	The rate shown represents current yield to maturity.
(n)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $1,262,926,920, which is 33.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	$1,263,873	$1,339,705	$1,117,143

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	$(10,700,000)	$(8,363,150)	$(8,137,852)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	69,109	BNP	10/03/23	USD	44,795	$(361)
AUD	92,256	DBAG	10/03/23	USD	59,969	(653)
AUD	28,829,514	UBSA	10/03/23	USD	18,642,000	(106,065)
AUD	55,306,759	UBSA	10/03/23	USD	35,478,290	81,188
AUD	84,297,638	UBSA	11/02/23	USD	54,158,872	94,035

BHFTI-283

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	1,369,000	CBNA	10/03/23	USD	1,010,909	$(2,994)
CLP	13,413,349,262	CBNA	11/06/23	USD	16,486,417	(1,429,499)
CNY	533,092	BNP	02/16/24	USD	75,094	(1,182)
CNY	568,893	BNP	02/16/24	USD	80,156	(1,281)
DKK	8,246,122	JPMC	10/03/23	USD	1,165,878	3,047
EUR	1,046,000	BBP	11/15/23	USD	1,125,121	(17,251)
GBP	1,235,000	DBAG	11/15/23	USD	1,578,304	(71,106)
GBP	1,280,000	JPMC	11/15/23	USD	1,620,236	(58,120)
IDR	42,333,809,109	BNP	03/20/24	USD	2,746,577	(8,818)
IDR	17,485,626,528	GSBU	03/20/24	USD	1,138,832	(8,023)
IDR	41,022,271,252	GSBU	03/20/24	USD	2,662,228	(9,287)
INR	93,995,533	JPMC	12/20/23	USD	1,127,890	58
INR	94,851,870	JPMC	12/20/23	USD	1,135,033	3,191
INR	105,733,157	JPMC	12/20/23	USD	1,281,284	(12,484)
INR	230,218,037	JPMC	12/20/23	USD	2,764,386	(1,764)
INR	702,952,977	JPMC	12/20/23	USD	8,518,448	(82,997)
JPY	254,100,000	JPMC	11/15/23	USD	1,747,938	(35,879)
JPY	2,934,034,973	UBSA	11/15/23	USD	20,701,507	(932,758)
MYR	1,437,265	GSBU	10/18/23	USD	307,996	(1,575)
NZD	3,663,000	UBSA	10/03/23	USD	2,176,683	18,736
THB	418,274,890	BNP	10/20/23	USD	11,737,096	(233,597)
THB	236,813,328	DBAG	10/20/23	USD	6,660,123	(147,225)
TWD	158,462,902	BNP	03/20/24	USD	5,036,004	(21,081)
TWD	184,749,219	BNP	03/20/24	USD	5,845,939	875

Contracts to Deliver
AUD	223,000	BNP	10/03/23	USD	142,231	(1,147)
AUD	84,297,638	UBSA	10/03/23	USD	54,102,224	(96,939)
AUD	221,741	BNP	11/02/23	USD	143,849	1,139
BRL	36,000,000	GSBU	01/03/24	USD	7,105,679	23,038
CAD	6,543,000	GSBU	10/03/23	USD	4,873,063	55,835
CAD	1,713,000	JPMC	10/03/23	USD	1,275,706	14,525
CAD	4,479,587	UBSA	10/03/23	USD	3,303,896	5,838
CAD	11,351,285	BBP	11/02/23	USD	8,454,137	93,376
CLP	13,412,795,334	DBAG	12/20/23	USD	14,986,364	(17,602)
DKK	8,248,589	BNP	10/03/23	USD	1,205,696	36,421
DKK	8,233,312	JPMC	11/02/23	USD	1,165,878	(3,043)
EUR	984,000	BBP	11/15/23	USD	1,082,290	40,088
EUR	65,120,720	DBAG	11/15/23	USD	71,831,807	2,859,296
EUR	2,151,000	JPMC	11/15/23	USD	2,307,156	28,927
EUR	642,000	JPMC	11/15/23	USD	686,395	6,422
EUR	45,979,004	UBSA	11/15/23	USD	50,713,784	2,015,192
GBP	13,790,920	CBNA	11/15/23	USD	17,569,878	739,398
GBP	49,589,166	JPMC	11/15/23	USD	63,157,297	2,638,531
GBP	43,183,914	JPMC	11/15/23	USD	55,151,295	2,449,517
IDR	48,632,766,038	CBNA	03/20/24	USD	3,154,367	9,250
IDR	39,916,901,501	JPMC	03/20/24	USD	2,585,459	4,003
JPY	2,770,000,000	BNP	10/30/23	USD	20,100,430	1,484,569
KRW	164,109,082	CBNA	12/20/23	USD	124,367	2,201
MXN	3,326,000	BNP	10/16/23	USD	190,820	384
MXN	19,662,000	BBP	10/16/23	USD	1,109,904	(15,876)
MXN	3,322,000	GSBU	10/16/23	USD	190,893	687
MXN	2,111,313	GSBU	10/16/23	USD	120,654	(233)
MXN	39,446	CBNA	12/14/23	USD	2,278	42
MXN	30,456,063	GSBU	12/14/23	USD	1,755,586	28,983
NZD	3,160,000	BNP	10/03/23	USD	1,882,014	(11,932)
NZD	503,000	BBP	10/03/23	USD	300,165	(1,308)
NZD	3,663,000	UBSA	11/02/23	USD	2,176,643	(18,791)
PEN	43,654,050	CBNA	11/07/23	USD	11,742,535	240,098
SGD	20,087,943	JPMC	12/20/23	USD	14,805,819	58,803

BHFTI-284

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TWD	342,927	CBNA	12/20/23	USD	10,809	$82
TWD	187,444,911	JPMC	12/20/23	USD	5,927,674	64,310
TWD	159,666,193	JPMC	12/20/23	USD	5,047,297	52,864
ZAR	104,453,297	BNP	10/20/23	USD	5,410,462	(98,251)
ZAR	49,823,549	BNP	10/20/23	USD	2,584,222	(43,398)
ZAR	93,777,000	DBAG	11/20/23	USD	4,932,416	287
ZAR	150,773,463	JPMC	11/22/23	USD	7,876,240	(52,173)

Net Unrealized Appreciation						$9,610,543

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	03/19/24	1,222	USD	288,850,250	$(6,400,134)
3 Month SOFR Futures	09/17/24	1,667	USD	395,141,513	(106,488)
Euro-Bobl Futures	12/07/23	156	EUR	18,057,000	(278,057)
U.S. Treasury Note 2 Year Futures	12/29/23	158	USD	32,028,328	(88,130)
U.S. Treasury Ultra Long Bond Futures	12/19/23	109	USD	12,936,938	(957,327)

Futures Contracts—Short
3 Month SOFR Futures	12/17/24	(1,667)	USD	(396,287,575)	203,099
30 Day Federal Funds Futures	10/31/23	(290)	USD	(114,405,089)	(33,658)
Euro-Bund Futures	12/07/23	(834)	EUR	(107,285,760)	2,978,262
Japanese Government 10 Year Bond Futures	12/13/23	(85)	JPY	(12,321,600,000)	640,648
U.S. Treasury Note 10 Year Futures	12/19/23	(443)	USD	(47,871,688)	928,074
U.S. Treasury Note 5 Year Futures	12/29/23	(1,144)	USD	(120,531,125)	920,708
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	(1,237)	USD	(138,002,813)	3,529,962

Net Unrealized Appreciation					$1,336,959

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	USD	1.200	GSBU	09/26/24	10,100,000	GBP	10,100,000	$333,204	$312,006	$(21,198)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	USD	1.100	GSBU	09/26/24	(20,200,000)	GBP	(20,200,000)	$(207,041)	$(187,063)	$19,978

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.140%	GSBU	12M SOFR	Receive	10/23/23	(6,400,000)	USD	(6,400,000)	$(44,960)	$—	$44,960
Call - OTC - 1 Yr. IRS	3.225%	GSBU	12M SOFR	Receive	10/23/23	(1,500,000)	USD	(1,500,000)	(10,406)	—	10,406
Call - OTC - 1 Yr. IRS	3.190%	GSBU	12M SOFR	Receive	10/23/23	(14,100,000)	USD	(14,100,000)	(97,995)	—	97,995
Call - OTC - 1 Yr. IRS	2.150%	GSBU	12M SOFR	Receive	11/20/23	(15,600,000)	USD	(15,600,000)	(54,405)	(1)	54,404
Call - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Receive	04/02/24	(34,500,000)	USD	(34,500,000)	(270,610)	(14,290)	256,320
Put - OTC - 1 Yr. IRS	3.225%	GSBU	12M SOFR	Pay	10/23/23	(1,500,000)	USD	(1,500,000)	(10,406)	(31,522)	(21,116)
Put - OTC - 1 Yr. IRS	3.140%	GSBU	12M SOFR	Pay	10/23/23	(6,400,000)	USD	(6,400,000)	(44,960)	(139,715)	(94,755)

BHFTI-285

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 1 Yr. IRS	3.650%	GSBU	12M SOFR	Pay	11/20/23	(15,600,000)	USD	(15,600,000)	$(54,405)	$(257,358)	$(202,953)
Put - OTC - 1 Yr. IRS	3.190%	GSBU	12M SOFR	Pay	10/23/23	(14,100,000)	USD	(14,100,000)	(97,995)	(301,043)	(203,048)
Put - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Pay	04/02/24	(34,500,000)	USD	(34,500,000)	(270,610)	(776,041)	(505,431)

Totals									$(956,752)	$(1,519,970)	$(563,218)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - SOFR 3 Month Interest Rate Futures	USD	98.000	12/15/23	(76)	USD	(190,000)	$(61,687)	$(475)	$61,212
Put - SOFR 3 Month Interest Rate Futures	USD	96.500	12/15/23	(24)	USD	(60,000)	(23,961)	(117,000)	(93,039)
Put - SOFR 3 Month Interest Rate Futures	USD	96.750	12/15/23	(22)	USD	(55,000)	(42,900)	(121,000)	(78,100)

Totals							$(128,548)	$(238,475)	$(109,927)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.573%	Annually	02/28/27	USD	6,100,000	$(568,818)	$—	$(568,818)
Pay	12M SOFR	Annually	1.635%	Annually	04/18/27	USD	30,000,000	(2,821,611)	—	(2,821,611)
Pay	12M SOFR	Annually	1.690%	Annually	04/19/27	USD	30,000,000	(2,768,487)	—	(2,768,487)
Pay	12M SOFR	Annually	1.783%	Annually	04/22/27	USD	22,900,000	(2,048,242)	—	(2,048,242)
Pay	12M SOFR	Annually	2.150%	Annually	06/15/27	USD	86,400,000	(6,871,770)	—	(6,871,770)
Pay	12M SOFR	Annually	2.850%	Annually	08/29/27	USD	16,900,000	(975,555)	—	(975,555)
Pay	12M SOFR	Annually	3.050%	Annually	09/08/29	USD	7,300,000	(485,819)	—	(485,819)
Pay	12M SOFR	Annually	3.650%	Annually	07/10/33	USD	4,000,000	(197,888)	—	(197,888)
Pay	12M SOFR	Annually	3.760%	Annually	08/23/33	USD	7,000,000	(287,460)	—	(287,460)
Pay	3M NZDBB	Quarterly	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	(1,336,816)	(440,917)	(895,899)
Pay	3M NZDBB	Quarterly	4.000%	Semi-Annually	06/14/24	NZD	112,100,000	(862,897)	(148,083)	(714,814)
Pay	3M NZDBB	Quarterly	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	(67,787)	1,654	(69,441)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	16,800,000	(193,768)	(176,878)	(16,890)
Pay	6M CDOR	Semi-Annually	3.750%	Semi-Annually	09/20/25	CAD	175,000,000	(2,987,121)	(2,574,373)	(412,748)
Pay	6M CDOR	Semi-Annually	4.000%	Semi-Annually	06/21/25	CAD	270,000,000	(3,468,714)	(2,674,101)	(794,613)
Pay	6M CDOR	Semi-Annually	4.750%	Semi-Annually	07/14/25	CAD	58,100,000	(217,725)	—	(217,725)
Pay	6M CDOR	Semi-Annually	4.820%	Semi-Annually	07/13/25	CAD	23,300,000	(67,090)	—	(67,090)
Pay	6M EURIBOR	Annually	0.550%	Annually	08/10/24	EUR	5,000,000	(155,979)	—	(155,979)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(2,665,100)	—	(2,665,100)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(2,082,398)	—	(2,082,398)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(810,085)	(319,423)	(490,662)
Pay	6M EURIBOR	Annually	1.580%	Annually	05/24/24	EUR	265,900,000	(4,477,780)	(162,654)	(4,315,126)
Pay	6M EURIBOR	Annually	2.547%	Annually	03/09/33	EUR	7,100,000	(494,346)	—	(494,346)
Pay	6M EURIBOR	Annually	3.000%	Annually	03/20/34	EUR	92,500,000	(2,805,318)	(1,860,786)	(944,532)
Pay	6M TONA	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	8,640,000,000	(599,708)	1,619,420	(2,219,128)
Pay	12M TONA	Annually	0.000%	Annually	03/17/24	JPY	10,670,000,000	6,256	44,589	(38,333)
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	10,350,907	7,656,252	2,694,655
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	24,080,552	11,440,800	12,639,752
Receive	12M SOFR	Annually	3.500%	Annually	09/20/25	USD	111,800,000	3,100,236	2,282,470	817,766
Receive	12M SOFR	Annually	3.750%	Annually	06/21/25	USD	177,900,000	3,981,994	2,734,989	1,247,005
Receive	12M SOFR	Annually	4.600%	Annually	07/17/25	USD	25,500,000	209,653	(3,010)	212,663
Receive	12M SOFR	Annually	5.150%	Annually	09/13/24	USD	1,000,000	2,857	1,237	1,620
Receive	12M SOFR	Annually	5.388%	Annually	10/18/24	USD	69,500,000	19,870	—	19,870
Receive	12M TONA	Annually	0.500%	Annually	03/15/42	JPY	3,296,900,000	3,270,693	839,194	2,431,499
Receive	12M TONA	Annually	0.662%	Annually	04/19/42	JPY	285,000,000	233,338	—	233,338

BHFTI-286

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M TONA	Annually	0.800%	Annually	06/15/52	JPY	5,040,000,000	$5,819,883	$34,782	$5,785,101
Receive	6M TONA	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	428,746	(595,915)	1,024,661
Receive	6M TONA	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	270,496	(398,085)	668,581
Receive	6M EURIBOR	Annually	2.750%	Annually	03/20/54	EUR	24,100,000	1,418,717	1,200,523	218,194

Totals								$12,875,916	$18,501,685	$(5,625,769)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	2.966%	USD	4,018,000	$(130,474)	$(160,330)	$29,856
CDX.NA.HY.36 V1	(5.000%)	Quarterly	06/20/26	3.319%	USD	7,644,000	(260,943)	(383,884)	122,941

Totals							$(391,417)	$(544,214)	$152,797

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AT&T, Inc. 3.800%, due 02/15/27	1.000%	Quarterly	06/20/28	1.036%	USD	21,100,000	$(28,189)	$(116,601)	$88,412
Barclays Bank PLC 1.500%, due 04/04/17	1.000%	Quarterly	12/20/23	0.536%	EUR	3,800,000	4,186	868	3,318
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/27	0.679%	USD	3,400,000	35,010	(121,906)	156,916
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.198%	USD	4,800,000	8,702	5,163	3,539
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	0.213%	USD	2,900,000	16,397	8,361	8,036
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.408%	USD	4,700,000	71,675	26,814	44,861
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.449%	USD	500,000	8,133	3,567	4,566
Rolls Royce PLC 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	0.513%	EUR	6,200,000	19,304	(112,119)	131,423
Rolls Royce PLC 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	0.638%	EUR	5,000,000	18,158	(150,076)	168,234
T-Mobile USA, Inc. 4.750%, due 02/01/28	5.000%	Quarterly	06/20/28	0.895%	USD	7,000,000	1,197,161	1,139,634	57,527
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/27	0.932%	USD	500,000	939	(7,278)	8,217
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	06/20/28	1.000%	USD	4,900,000	(1,867)	3,563	(5,430)
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/28	1.055%	USD	1,200,000	(3,894)	(2,965)	(929)

Totals							$1,345,715	$677,025	$668,690

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banco do Brasil S.A. 4.625%, due 01/15/25	1.000%	Quarterly	12/20/24	JPMC	1.657%	USD	4,000,000	$(36,473)	$(60,113)	$23,640
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	1.353%	USD	2,400,000	(31,830)	(73,038)	41,208
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	1.353%	USD	1,700,000	(22,546)	(55,083)	32,537
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	1.353%	USD	3,200,000	(42,440)	(53,504)	11,064
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	1.551%	USD	2,400,000	(55,858)	(81,691)	25,833

BHFTI-287

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d) —(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023 (b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	1.551%	USD	400,000	$(9,310)	$(10,291)	$981
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	1.551%	USD	3,200,000	(74,477)	(84,064)	9,587
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	1.551%	USD	1,300,000	(30,256)	(35,708)	5,452
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	BNP	1.702%	USD	500,000	(16,459)	(36,161)	19,702
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	GSI	1.702%	USD	1,400,000	(46,084)	(101,228)	55,144
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	0.690%	USD	14,280,000	13,952	(81,932)	95,884
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	1.860%	USD	3,100,000	(90,669)	(98,236)	7,567
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	1.860%	USD	36,100,000	(1,055,851)	(1,128,306)	72,455

Totals								$(1,498,301)	$(1,899,355)	$401,054

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Receive	12M FEDL	Monthly	12/13/23	JPMC	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD 122,424,000	$—	$—	$—

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-288

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BBSW)—	Australian Bank Bill Swap Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(ECOFC)—	Enterprise 11th District COFI Replacement Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-289

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,718,220,623	$—	$2,718,220,623
Total Corporate Bonds & Notes*	—	1,263,403,087	—	1,263,403,087
Total Asset-Backed Securities*	—	584,042,269	—	584,042,269
Total Mortgage-Backed Securities*	—	559,054,863	—	559,054,863
Total Foreign Government*	—	106,071,799	—	106,071,799
Total Municipals*	—	35,960,264	—	35,960,264
Total Floating Rate Loan*	—	6,124,072	—	6,124,072
Total Short-Term Investments*	—	226,797,404	—	226,797,404
Total Purchased Options at Value	—	312,006	—	312,006
Total Investments	$—	$5,499,986,387	$—	$5,499,986,387

TBA Forward Sales Commitments	$—	$(8,137,852)	$—	$(8,137,852)
Secured Borrowings (Liability)	$—	$(22,552,889)	$—	$(22,552,889)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$13,155,236	$—	$13,155,236
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,544,693)	—	(3,544,693)
Total Forward Contracts	$—	$9,610,543	$—	$9,610,543
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,200,753	$—	$—	$9,200,753
Futures Contracts (Unrealized Depreciation)	(7,863,794)	—	—	(7,863,794)
Total Futures Contracts	$1,336,959	$—	$—	$1,336,959
Written Options
Foreign Currency Options at Value	$—	$(187,063)	$—	$(187,063)
Interest Rate Swaptions at Value	—	(1,519,970)	—	(1,519,970)
Options on Exchange-Traded Futures Contracts at Value	(238,475)	—	—	(238,475)
Total Written Options	$(238,475)	$(1,707,033)	$—	$(1,945,508)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$28,822,551	$—	$28,822,551
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(33,626,833)	—	(33,626,833)
Total Centrally Cleared Swap Contracts	$—	$(4,804,282)	$—	$(4,804,282)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$13,952	$—	$13,952
OTC Swap Contracts at Value (Liabilities)	—	(1,512,253)	—	(1,512,253)
Total OTC Swap Contracts	$—	$(1,498,301)	$—	$(1,498,301)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-290

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—44.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Airbus SE	1,831	$244,956
BAE Systems PLC	11,524	139,888
Boeing Co. (a)	1,592	305,155
General Dynamics Corp.	1,493	329,908
HEICO Corp. (b)	1,484	240,304
Howmet Aerospace, Inc.	5,952	275,280
Huntington Ingalls Industries, Inc.	710	145,252
RTX Corp.	5,068	364,744
Safran SA	1,571	245,632
TransDigm Group, Inc. (a)	570	480,584

		2,771,703

Air Freight & Logistics—0.1%
DSV AS	1,352	252,055
FedEx Corp.	2,126	563,220
United Parcel Service, Inc. - Class B (b)	3,855	600,879

		1,416,154

Automobile Components—0.2%
Aisin Corp.	3,600	135,974
Aptiv PLC (a)	1,188	117,125
BorgWarner, Inc.	3,552	143,394
Bridgestone Corp.	4,800	187,084
Gentex Corp.	16,482	536,324
JTEKT Corp.	10,700	100,902
Niterra Co. Ltd.	5,900	133,514
Sumitomo Electric Industries Ltd.	11,200	134,874

		1,489,191

Automobiles—1.0%
Ferrari NV	2,028	597,684
Ford Motor Co.	10,250	127,305
General Motors Co.	4,985	164,356
Honda Motor Co. Ltd.	54,000	607,189
Isuzu Motors Ltd.	15,800	198,586
Kia Corp.	1,731	103,895
Mazda Motor Corp.	19,600	222,219
Mercedes-Benz Group AG	2,808	195,583
Stellantis NV (Milan-Traded Shares)	10,191	195,472
Suzuki Motor Corp.	3,000	120,646
Tesla, Inc. (a)	23,552	5,893,181
Toyota Motor Corp. (b)	45,300	814,008
Yamaha Motor Co. Ltd.	8,300	218,080

		9,458,204

Banks—2.5%
ANZ Group Holdings Ltd.	11,279	185,570
Banco Bilbao Vizcaya Argentaria SA	64,957	528,915
Banco Santander SA	67,042	254,583
Bank Negara Indonesia Persero Tbk PT	359,200	239,874
Bank of America Corp.	62,169	1,702,187
Bank of Montreal (b)	4,325	364,851
Bank of Nova Scotia (b)	3,822	171,311
Barclays PLC	250,871	485,883
BNP Paribas SA	13,617	866,898

Banks—(Continued)
Citigroup, Inc.	12,462	512,562
Commonwealth Bank of Australia	4,645	295,973
Danske Bank AS	4,786	111,480
DBS Group Holdings Ltd.	26,800	658,060
Erste Group Bank AG	6,118	211,347
FinecoBank Banca Fineco SpA	22,556	273,856
HSBC Holdings PLC	174,549	1,367,422
HSBC Holdings PLC (Hong Kong-Traded Shares)	35,600	279,222
ING Groep NV - Series N	31,288	413,322
Intesa Sanpaolo SpA	85,765	220,399
JPMorgan Chase & Co.	40,620	5,890,712
KBC Group NV	6,834	426,082
Lloyds Banking Group PLC	213,076	114,734
Mitsubishi UFJ Financial Group, Inc.	39,500	335,037
Mizuho Financial Group, Inc.	43,390	734,958
National Australia Bank Ltd.	11,915	222,429
National Bank of Canada (b)	1,291	85,763
Nordea Bank Abp	13,517	148,536
Oversea-Chinese Banking Corp. Ltd.	64,600	603,329
PNC Financial Services Group, Inc.	1,246	152,971
Royal Bank of Canada (b)	8,553	747,463
Skandinaviska Enskilda Banken AB - Class A	34,289	408,420
Societe Generale SA	11,126	269,141
Standard Chartered PLC	59,710	551,836
Sumitomo Mitsui Financial Group, Inc.	12,300	602,985
Toronto-Dominion Bank (b)	15,649	942,800
Truist Financial Corp.	4,183	119,676
U.S. Bancorp (b)	21,673	716,509
UniCredit SpA	23,844	570,570
United Overseas Bank Ltd.	23,000	478,796
Wells Fargo & Co.	36,590	1,495,067
Westpac Banking Corp.	11,792	160,203

		24,921,732

Beverages—0.9%
Anheuser-Busch InBev SA	3,392	186,791
Arca Continental SAB de CV	17,300	157,608
Celsius Holdings, Inc. (a)	1,266	217,246
Coca-Cola Co.	41,387	2,316,844
Diageo PLC	19,284	711,171
Fomento Economico Mexicano SAB de CV (ADR)	2,038	222,448
Kirin Holdings Co. Ltd.	17,800	249,659
Monster Beverage Corp. (a)	20,137	1,066,254
PepsiCo, Inc.	22,881	3,876,957
Pernod Ricard SA	271	45,111

		9,050,089

Biotechnology—0.7%
AbbVie, Inc.	13,706	2,043,016
Alnylam Pharmaceuticals, Inc. (a)	309	54,724
Amgen, Inc.	4,510	1,212,108
Argenx SE (a)	275	133,694
Biogen, Inc. (a)	402	103,318
CSL Ltd.	1,378	222,020
Exact Sciences Corp. (a) (b)	842	57,441
Gilead Sciences, Inc.	8,684	650,779

BHFTI-291

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Horizon Therapeutics PLC (a)	1,261	$145,885
Incyte Corp. (a)	1,337	77,238
Moderna, Inc. (a)	747	77,158
Neurocrine Biosciences, Inc. (a)	1,304	146,700
Regeneron Pharmaceuticals, Inc. (a)	250	205,740
United Therapeutics Corp. (a)	1,911	431,638
Vertex Pharmaceuticals, Inc. (a)	2,511	873,175

		6,434,634

Broadline Retail—1.3%
Amazon.com, Inc. (a)	85,875	10,916,430
Dollarama, Inc.	7,802	537,538
eBay, Inc.	4,953	218,378
Etsy, Inc. (a) (b)	647	41,783
MercadoLibre, Inc. (a)	467	592,100
Prosus NV (a)	5,749	169,421
Wesfarmers Ltd.	6,440	218,786

		12,694,436

Building Products—0.4%
A.O. Smith Corp.	5,363	354,655
AGC, Inc.	2,500	87,785
Allegion PLC (b)	2,959	308,328
Assa Abloy AB - Class B	5,852	127,491
Carlisle Cos., Inc. (b)	330	85,556
Cie de Saint-Gobain SA	3,791	227,113
Daikin Industries Ltd.	1,300	203,951
Johnson Controls International PLC	5,741	305,478
Lennox International, Inc.	1,279	478,909
Masco Corp.	6,367	340,316
Owens Corning	2,658	362,578
Trane Technologies PLC	6,482	1,315,263

		4,197,423

Capital Markets—1.3%
Ameriprise Financial, Inc. (b)	1,242	409,463
Azimut Holding SpA	4,750	103,582
Bank of New York Mellon Corp.	16,738	713,876
BlackRock, Inc.	1,299	839,791
Blackstone, Inc.	1,981	212,244
Brookfield Asset Management Ltd. - Class A (b)	1,971	65,678
Brookfield Corp. (b)	5,108	159,718
Charles Schwab Corp.	22,692	1,245,791
CME Group, Inc.	1,027	205,626
Deutsche Bank AG	10,884	120,185
Deutsche Boerse AG	3,137	542,216
Evercore, Inc. - Class A (b)	1,521	209,715
FactSet Research Systems, Inc.	410	179,277
Goldman Sachs Group, Inc.	1,081	349,779
Hong Kong Exchanges & Clearing Ltd.	3,600	134,215
IG Group Holdings PLC	7,877	61,561
Intercontinental Exchange, Inc.	1,646	181,093
London Stock Exchange Group PLC	910	91,352
Macquarie Group Ltd.	1,735	186,685
Moody’s Corp.	3,296	1,042,096

Capital Markets—(Continued)
Morgan Stanley	31,329	2,558,639
MSCI, Inc.	1,981	1,016,412
Nomura Holdings, Inc.	20,000	80,187
S&P Global, Inc.	882	322,292
State Street Corp.	6,565	439,592
Swissquote Group Holding SA	338	61,702
UBS Group AG	36,527	902,866

		12,435,633

Chemicals—0.8%
Air Liquide SA	4,507	759,506
Air Products & Chemicals, Inc.	3,107	880,524
Albemarle Corp. (b)	1,812	308,113
BASF SE	2,887	131,048
Chr Hansen Holding AS	1,072	65,573
Corteva, Inc.	13,551	693,269
Dow, Inc.	2,771	142,873
DuPont de Nemours, Inc. (b)	2,219	165,515
Ecolab, Inc.	5,839	989,127
Givaudan SA	40	130,938
International Flavors & Fragrances, Inc. (b)	601	40,970
Kuraray Co. Ltd.	6,500	77,009
Linde PLC	3,266	1,216,095
Livent Corp. (a) (b)	7,524	138,517
Mitsubishi Gas Chemical Co., Inc.	5,400	72,677
Nissan Chemical Corp.	2,900	123,278
Nitto Denko Corp.	2,300	150,779
Sherwin-Williams Co.	4,400	1,122,220
Shin-Etsu Chemical Co. Ltd.	21,500	624,025
Sika AG	692	175,392
Solvay SA	990	109,505
Yara International ASA	1,996	75,596

		8,192,549

Commercial Services & Supplies—0.3%
Cintas Corp.	1,578	759,034
Copart, Inc. (a)	10,547	454,470
Republic Services, Inc.	1,620	230,866
Rollins, Inc.	11,210	418,469
Waste Management, Inc.	6,184	942,689

		2,805,528

Communications Equipment—0.5%
Arista Networks, Inc. (a)	9,087	1,671,372
Cisco Systems, Inc.	33,034	1,775,908
Extreme Networks, Inc. (a)	11,845	286,767
Motorola Solutions, Inc.	2,832	770,984
Nokia Oyj	23,648	88,938
Telefonaktiebolaget LM Ericsson - B Shares	7,705	37,425

		4,631,394

Construction & Engineering—0.1%
Kajima Corp.	3,600	58,586
Obayashi Corp.	13,200	116,226
Taisei Corp.	2,400	84,443

BHFTI-292

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—(Continued)
Vinci SA	2,617	$289,720

		548,975

Construction Materials—0.0%
James Hardie Industries PLC (a)	5,261	137,277

Consumer Finance—0.2%
American Express Co.	10,020	1,494,884
Capital One Financial Corp.	1,601	155,377
Discover Financial Services	1,465	126,913

		1,777,174

Consumer Staples Distribution & Retail—0.6%
Costco Wholesale Corp.	5,251	2,966,605
Dollar General Corp.	671	70,992
Dollar Tree, Inc. (a) (b)	798	84,947
Endeavour Group Ltd.	33,067	111,893
HelloFresh SE (a)	1,529	45,715
Kesko Oyj - B Shares	4,743	84,840
Koninklijke Ahold Delhaize NV	4,777	144,041
Kroger Co.	16,413	734,482
Loblaw Cos. Ltd.	1,828	155,311
Seven & i Holdings Co. Ltd.	3,300	129,227
Sysco Corp.	1,778	117,437
Target Corp.	1,147	126,824
Walgreens Boots Alliance, Inc. (b)	2,739	60,915
Walmart, Inc.	6,652	1,063,854
Woolworths Group Ltd.	6,644	160,074

		6,057,157

Containers & Packaging—0.1%
Ball Corp. (b)	9,643	480,029
Graphic Packaging Holding Co.	4,960	110,509
International Paper Co.	2,737	97,081
Smurfit Kappa Group PLC	3,495	115,626
Sonoco Products Co.	1,873	101,798
Verallia SA	2,256	88,706

		993,749

Distributors—0.0%
Genuine Parts Co.	1,791	258,585

Diversified REITs—0.0%
Daiwa House REIT Investment Corp.	116	204,684

Diversified Telecommunication Services—0.2%
AT&T, Inc.	16,420	246,628
BCE, Inc.	2,902	110,781
Cellnex Telecom SA (a)	2,039	70,899
Deutsche Telekom AG	11,878	249,431
Koninklijke KPN NV	152,259	501,828
Liberty Global PLC - Class A (a)	4,706	80,567
Nippon Telegraph & Telephone Corp.	296,000	349,605
Quebecor, Inc. - Class B	5,423	116,226
Spark New Zealand Ltd.	64,632	186,322
Telecom Italia SpA (a)	137,586	42,964

Diversified Telecommunication Services—(Continued)
Telkom Indonesia Persero Tbk PT	394,900	95,779
Verizon Communications, Inc.	9,589	310,779

		2,361,809

Electric Utilities—0.3%
Constellation Energy Corp.	959	104,608
Duke Energy Corp.	3,161	278,990
Edison International	2,280	144,301
Enel SpA	26,635	163,438
Evergy, Inc.	3,738	189,517
Eversource Energy	1,925	111,939
Exelon Corp.	4,488	169,601
Iberdrola SA	68,505	764,887
NextEra Energy, Inc.	12,787	732,567
Orsted AS	948	51,612
Redeia Corp. SA	8,120	127,529
Southern Co.	3,916	253,443
Terna - Rete Elettrica Nazionale	31,486	236,867

		3,329,299

Electrical Equipment—0.5%
ABB Ltd.	10,581	378,125
AMETEK, Inc.	4,166	615,568
Array Technologies, Inc. (a) (b)	12,834	284,787
Atkore, Inc. (a) (b)	1,435	214,088
Eaton Corp. PLC	1,863	397,341
Emerson Electric Co.	11,428	1,103,602
Encore Wire Corp. (b)	651	118,781
Fluence Energy, Inc. (a) (b)	13,100	301,169
Generac Holdings, Inc. (a) (b)	183	19,940
Hubbell, Inc.	893	279,875
Legrand SA	3,161	290,106
NEXTracker, Inc. - Class A (a)	7,239	290,718
Nidec Corp.	2,100	97,283
Rockwell Automation, Inc.	1,504	429,949
Siemens Energy AG (a)	2,798	36,605
Vestas Wind Systems AS (a)	5,766	123,071

		4,981,008

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	6,881	577,935
Corning, Inc.	3,887	118,437
Delta Electronics, Inc.	10,000	100,534
E Ink Holdings, Inc.	17,000	95,087
Keyence Corp.	700	260,170
Lotes Co. Ltd.	4,000	102,078
Murata Manufacturing Co. Ltd.	6,900	126,103
Yokogawa Electric Corp.	6,400	123,586
Zebra Technologies Corp. - Class A (a)	350	82,786

		1,586,716

Energy Equipment & Services—0.1%
Schlumberger NV (b)	20,551	1,198,123
Tenaris SA	3,538	55,904

		1,254,027

BHFTI-293

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Entertainment—0.6%
Activision Blizzard, Inc.	1,906	$178,459
Electronic Arts, Inc.	2,793	336,277
Endeavor Group Holdings, Inc. - Class A (a)	16,191	322,201
JYP Entertainment Corp.	1,006	83,685
Koei Tecmo Holdings Co. Ltd.	8,400	119,392
Liberty Media Corp.-Liberty Formula One - Class C (a)	13,191	821,799
Liberty Media Corp.-Liberty Live - Class C (a) (b)	116	3,724
Netflix, Inc. (a)	6,299	2,378,502
Nintendo Co. Ltd.	3,200	133,313
Roku, Inc. (a)	462	32,612
Take-Two Interactive Software, Inc. (a)	5,348	750,806
Walt Disney Co. (a)	10,036	813,418
Warner Bros Discovery, Inc. (a)	9,328	101,302

		6,075,490

Financial Services—1.5%
Adyen NV (a)	146	108,225
Berkshire Hathaway, Inc. - Class B (a)	6,924	2,425,477
Block, Inc. (a)	1,501	66,434
Edenred SE	11,165	697,593
Essent Group Ltd.	4,075	192,707
Fidelity National Information Services, Inc.	1,977	109,269
Fiserv, Inc. (a)	1,603	181,075
FleetCor Technologies, Inc. (a)	1,342	342,666
Global Payments, Inc.	979	112,967
Mastercard, Inc. - Class A	10,154	4,020,070
MGIC Investment Corp.	9,388	156,686
NMI Holdings, Inc. - Class A (a) (b)	2,170	58,785
Nuvei Corp.	2,287	34,299
PayPal Holdings, Inc. (a)	8,404	491,298
Radian Group, Inc. (b)	7,200	180,792
Visa, Inc. - Class A (b)	23,964	5,511,959

		14,690,302

Food Products—0.5%
Conagra Brands, Inc.	3,190	87,470
Danone SA	2,924	161,100
General Mills, Inc.	1,577	100,912
Hershey Co.	3,125	625,250
Kraft Heinz Co.	2,094	70,442
Mondelez International, Inc. - Class A	14,769	1,024,969
Nestle SA	21,715	2,452,088

		4,522,231

Gas Utilities—0.0%
Hong Kong & China Gas Co. Ltd.	108,857	75,843
Italgas SpA	15,999	81,828

		157,671

Ground Transportation—0.5%
Canadian National Railway Co. (b)	6,509	704,884
Canadian Pacific Kansas City Ltd. (b)	5,600	416,253
CSX Corp.	13,334	410,021
Norfolk Southern Corp.	829	163,255
Odakyu Electric Railway Co. Ltd.	6,300	94,150

Ground Transportation—(Continued)
Old Dominion Freight Line, Inc.	372	152,200
TFI International, Inc. (b)	777	99,790
Uber Technologies, Inc. (a)	12,035	553,490
Union Pacific Corp.	8,832	1,798,460

		4,392,503

Health Care Equipment & Supplies—0.8%
Abbott Laboratories	17,317	1,677,152
Align Technology, Inc. (a)	350	106,862
Baxter International, Inc.	2,122	80,084
Becton Dickinson & Co.	965	249,481
Boston Scientific Corp. (a)	20,033	1,057,742
DexCom, Inc. (a)	4,112	383,650
Edwards Lifesciences Corp. (a)	6,835	473,529
EssilorLuxottica SA	1,077	187,212
GE HealthCare Technologies, Inc. (b)	1,611	109,612
Hoya Corp.	1,100	113,359
IDEXX Laboratories, Inc. (a)	1,886	824,691
Intuitive Surgical, Inc. (a)	1,414	413,298
Koninklijke Philips NV	5,229	104,211
Medtronic PLC	7,277	570,226
Olympus Corp.	6,600	85,510
ResMed, Inc. (b)	585	86,504
Stryker Corp.	3,687	1,007,547
Sysmex Corp.	1,600	76,304
Zimmer Biomet Holdings, Inc.	1,031	115,699

		7,722,673

Health Care Providers & Services—1.0%
Centene Corp. (a)	1,725	118,818
Cigna Group	3,848	1,100,797
CVS Health Corp.	3,553	248,070
Elevance Health, Inc.	2,064	898,707
HCA Healthcare, Inc.	3,672	903,239
Humana, Inc.	1,060	515,711
McKesson Corp.	1,202	522,690
Progyny, Inc. (a)	2,733	92,977
UnitedHealth Group, Inc.	10,129	5,106,940

		9,507,949

Health Care REITs—0.0%
Ventas, Inc. (b)	2,473	104,188
Welltower, Inc. (b)	2,061	168,837

		273,025

Health Care Technology—0.1%
Veeva Systems, Inc. - Class A (a) (b)	2,465	501,504

Hotels, Restaurants & Leisure—0.9%
Airbnb, Inc. - Class A (a)	3,029	415,609
Amadeus IT Group SA	2,038	122,817
Aristocrat Leisure Ltd.	4,357	114,333
Booking Holdings, Inc. (a)	793	2,445,572
Caesars Entertainment, Inc. (a)	2,116	98,077
Chipotle Mexican Grill, Inc. (a)	91	166,697

BHFTI-294

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Compass Group PLC	5,111	$124,513
Delivery Hero SE (a)	1,182	33,947
Evolution AB	3,447	347,347
Galaxy Entertainment Group Ltd. (a)	18,000	107,669
Hilton Worldwide Holdings, Inc.	3,878	582,398
InterContinental Hotels Group PLC	8,039	592,655
Las Vegas Sands Corp.	14,676	672,748
Marriott International, Inc. - Class A	1,051	206,585
McDonald’s Corp.	9,136	2,406,788
Oriental Land Co. Ltd.	4,300	141,163
Starbucks Corp.	4,848	442,477
Yum! Brands, Inc.	1,250	156,175

		9,177,570

Household Durables—0.2%
DR Horton, Inc.	1,840	197,745
Lennar Corp. - Class A	1,723	193,372
NVR, Inc. (a)	216	1,288,073
Sekisui Chemical Co. Ltd.	12,300	177,068
Sony Group Corp.	3,200	261,765
Sumitomo Forestry Co. Ltd.	3,900	99,215

		2,217,238

Household Products—0.8%
Church & Dwight Co., Inc.	3,178	291,200
Clorox Co.	4,547	595,930
Colgate-Palmolive Co.	18,528	1,317,526
Essity AB - Class B	4,994	107,622
Kimberly-Clark Corp.	10,228	1,236,054
Kimberly-Clark de Mexico SAB de CV - Class A	95,200	189,553
Procter & Gamble Co.	26,644	3,886,294
Reckitt Benckiser Group PLC	2,020	142,754

		7,766,933

Independent Power and Renewable Electricity Producers—0.0%
Drax Group PLC	16,428	87,884
RWE AG	3,295	122,448

		210,332

Industrial Conglomerates—0.3%
3M Co.	3,446	322,614
General Electric Co.	9,300	1,028,115
Hitachi Ltd.	3,900	241,778
Honeywell International, Inc.	4,456	823,201
Lifco AB - B Shares	5,610	98,136
Siemens AG	2,066	296,189

		2,810,033

Industrial REITs—0.1%
Nippon Prologis REIT, Inc.	105	196,908
Prologis, Inc.	6,060	679,993

		876,901

Insurance—1.2%
Aflac, Inc.	3,160	242,530
AIA Group Ltd.	35,200	284,735
Allianz SE	1,415	337,423
Allstate Corp.	972	108,290
American International Group, Inc.	8,084	489,890
Aon PLC - Class A	2,549	826,437
Arch Capital Group Ltd. (a)	5,262	419,434
ASR Nederland NV	4,798	180,083
Assured Guaranty Ltd.	1,603	97,014
AXA SA	10,169	301,209
Beazley PLC	15,070	101,355
Chubb Ltd.	4,822	1,003,844
Everest Group Ltd.	1,294	480,941
Fairfax Financial Holdings Ltd.	225	183,673
First American Financial Corp.	3,727	210,538
Hartford Financial Services Group, Inc.	5,538	392,700
Loews Corp.	4,996	316,297
Manulife Financial Corp.	34,812	636,138
Markel Group, Inc. (a)	164	241,488
Marsh & McLennan Cos., Inc.	9,327	1,774,928
Muenchener Rueckversicherungs-Gesellschaft AG	508	198,185
Old Republic International Corp.	4,038	108,784
Primerica, Inc.	1,059	205,457
Progressive Corp.	1,690	235,417
Prudential PLC	7,976	85,887
Reinsurance Group of America, Inc.	1,127	163,629
Sun Life Financial, Inc.	6,861	334,753
Tokio Marine Holdings, Inc.	11,500	265,102
Unum Group	5,880	289,237
Willis Towers Watson PLC	500	104,480
Zurich Insurance Group AG	1,783	817,037

		11,436,915

Interactive Media & Services—2.3%
Alphabet, Inc. - Class A (a)	66,502	8,702,452
Alphabet, Inc. - Class C (a)	49,038	6,465,660
Match Group, Inc. (a) (b)	1,284	50,301
Meta Platforms, Inc. - Class A (a)	22,398	6,724,104
Moneysupermarket.com Group PLC	26,815	79,069
Pinterest, Inc. - Class A (a)	1,701	45,978
Snap, Inc. - Class A (a) (b)	3,066	27,318
Tencent Holdings Ltd.	5,400	209,277

		22,304,159

IT Services—0.5%
Accenture PLC - Class A	7,339	2,253,880
Amdocs Ltd.	2,427	205,057
Cloudflare, Inc. - Class A (a)	2,687	169,389
Cognizant Technology Solutions Corp. - Class A	1,433	97,071
Fujitsu Ltd.	700	82,360
Gartner, Inc. (a)	1,776	610,251
International Business Machines Corp.	2,175	305,153
MongoDB, Inc. (a)	307	106,179
Obic Co. Ltd.	1,000	152,142
Okta, Inc. (a)	2,460	200,515
Shopify, Inc. - Class A (a)	2,486	135,698

BHFTI-295

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Snowflake, Inc. - Class A (a)	778	$118,855
Twilio, Inc. - Class A (a) (b)	646	37,810
VeriSign, Inc. (a)	824	166,885

		4,641,245

Leisure Products—0.0%
Shimano, Inc.	800	108,022

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	2,091	233,816
Bachem Holding AG	393	28,973
Danaher Corp.	5,664	1,405,238
Illumina, Inc. (a)	466	63,972
IQVIA Holdings, Inc. (a)	534	105,065
Lonza Group AG	215	99,469
Medpace Holdings, Inc. (a)	1,337	323,728
Mettler-Toledo International, Inc. (a)	173	191,696
Thermo Fisher Scientific, Inc. (b)	3,356	1,698,707
Waters Corp. (a) (b)	1,029	282,162

		4,432,826

Machinery—1.1%
Allison Transmission Holdings, Inc.	3,596	212,380
Atlas Copco AB - A Shares	40,785	546,432
AutoStore Holdings Ltd. (a)	93,456	131,355
Caterpillar, Inc.	6,533	1,783,509
Daimler Truck Holding AG	2,283	79,176
Deere & Co.	3,558	1,342,718
Epiroc AB - A Shares	5,457	103,288
FANUC Corp.	2,900	75,699
Graco, Inc.	3,489	254,278
IDEX Corp.	794	165,168
Illinois Tool Works, Inc.	4,023	926,537
Komatsu Ltd.	6,700	181,065
Lincoln Electric Holdings, Inc.	1,080	196,333
Nordson Corp.	1,514	337,879
Otis Worldwide Corp.	15,721	1,262,554
PACCAR, Inc.	6,906	587,148
Parker-Hannifin Corp.	3,158	1,230,104
SMC Corp.	300	134,290
Snap-on, Inc.	2,648	675,399
Sumitomo Heavy Industries Ltd.	3,100	78,592
Techtronic Industries Co. Ltd.	9,000	87,381
Toro Co.	1,704	141,602
Volvo AB - B Shares	8,854	182,257

		10,715,144

Marine Transportation—0.0%
Mitsui OSK Lines Ltd.	2,000	54,871
Nippon Yusen KK (b)	5,100	132,158

		187,029

Media—0.3%
Charter Communications, Inc. - Class A (a)	877	385,722
Comcast Corp. - Class A	39,936	1,770,762

Media—(Continued)
Fox Corp. - Class A	4,312	134,535
Liberty Broadband Corp. - Class C (a) (b)	1,349	123,191
Omnicom Group, Inc.	2,146	159,834
Trade Desk, Inc. - Class A (a)	6,781	529,935

		3,103,979

Metals & Mining—0.8%
Acerinox SA	6,277	60,755
Agnico Eagle Mines Ltd.	3,700	168,131
Allkem Ltd. (a)	19,258	145,104
AMG Critical Materials NV	2,304	69,203
Anglo American PLC	5,001	138,459
ATI, Inc. (a) (b)	4,938	203,199
BHP Group Ltd.	32,675	926,518
Fortescue Metals Group Ltd.	24,408	327,332
Franco-Nevada Corp.	864	115,346
Freeport-McMoRan, Inc.	32,389	1,207,786
Glencore PLC	36,188	206,952
IGO Ltd.	15,683	127,818
Iluka Resources Ltd.	10,394	50,762
Kobe Steel Ltd.	14,400	186,515
Mineral Resources Ltd.	2,983	129,250
Mitsui Mining & Smelting Co. Ltd.	1,500	38,127
Newmont Corp. (b)	10,158	375,338
Nippon Steel Corp.	5,100	119,530
Nucor Corp. (b)	3,201	500,476
Pilbara Minerals Ltd.	64,054	176,309
Reliance Steel & Aluminum Co.	598	156,814
Rio Tinto Ltd.	7,265	533,820
Rio Tinto PLC	14,370	902,682
South32 Ltd.	60,573	132,521
Steel Dynamics, Inc.	5,330	571,483
Sumitomo Metal Mining Co. Ltd.	4,900	144,100

		7,714,330

Multi-Utilities—0.1%
Centrica PLC	123,843	232,500
Dominion Energy, Inc.	3,270	146,071
E.ON SE	9,345	110,697
Engie SA	23,799	364,920
National Grid PLC	13,223	157,839
Sempra (b)	3,026	205,859
WEC Energy Group, Inc.	2,684	216,196

		1,434,082

Office REITs—0.0%
Nippon Building Fund, Inc. (b)	48	194,593

Oil, Gas & Consumable Fuels—2.3%
ARC Resources Ltd. (b)	15,536	247,981
BP PLC	150,284	970,361
Canadian Natural Resources Ltd. (b)	13,983	904,301
Chevron Corp.	11,373	1,917,715
ConocoPhillips	30,155	3,612,569
Coterra Energy, Inc.	50,331	1,361,454
Enbridge, Inc.	7,083	234,927

BHFTI-296

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Eni SpA	30,694	$492,990
EOG Resources, Inc.	8,886	1,126,389
Equinor ASA	18,912	620,060
Exxon Mobil Corp.	25,610	3,011,224
Hess Corp.	2,076	317,628
Imperial Oil Ltd.	4,419	272,184
Inpex Corp.	49,700	745,868
Keyera Corp. (b)	5,595	131,364
Kinder Morgan, Inc. (b)	12,825	212,638
Marathon Petroleum Corp.	2,331	352,774
Neste Oyj	1,959	66,527
OMV AG	2,812	134,276
Parex Resources, Inc.	3,299	61,912
Phillips 66	1,435	172,415
Repsol SA	19,561	322,005
Shell PLC	59,942	1,903,160
Shell PLC (Euro-Listed Shares) .	10,539	339,711
Suncor Energy, Inc. (b)	20,317	698,698
TC Energy Corp. (b)	4,592	157,918
TotalEnergies SE	22,854	1,503,961
Valero Energy Corp. (b)	1,307	185,215
Woodside Energy Group Ltd.	21,634	504,040

		22,582,265

Paper & Forest Products—0.0%
UPM-Kymmene Oyj	4,556	155,833

Passenger Airlines—0.0%
Ryanair Holdings PLC (ADR) (a)	990	96,238

Personal Care Products—0.3%
Estee Lauder Cos., Inc. - Class A	570	82,394
Haleon PLC	16,068	66,675
Kao Corp.	3,800	141,104
L’Oreal SA	2,213	916,491
Rohto Pharmaceutical Co. Ltd.	4,400	119,306
Shiseido Co. Ltd.	2,000	70,211
Unilever PLC	34,531	1,704,041

		3,100,222

Pharmaceuticals—2.7%
Astellas Pharma, Inc.	54,100	747,251
AstraZeneca PLC	12,991	1,748,287
Bayer AG	2,421	116,281
Bristol-Myers Squibb Co.	12,475	724,049
Chugai Pharmaceutical Co. Ltd.	3,500	108,448
Daiichi Sankyo Co. Ltd.	4,500	123,506
Eisai Co. Ltd.	1,300	72,169
Eli Lilly & Co.	10,811	5,806,913
GSK PLC	36,547	660,685
Ipsen SA	1,040	136,217
Johnson & Johnson	17,604	2,741,823
Merck & Co., Inc.	39,712	4,088,350
Novartis AG	20,423	2,084,043
Novo Nordisk AS	30,004	2,729,339
Pfizer, Inc. (b)	33,906	1,124,662

Pharmaceuticals—(Continued)
Recordati Industria Chimica e Farmaceutica SpA	4,980	234,782
Roche Holding AG	4,136	1,128,157
Sanofi	10,936	1,173,457
Takeda Pharmaceutical Co. Ltd.	6,100	189,441
Viatris, Inc.	4,837	47,693
Zoetis, Inc.	4,385	762,902

		26,548,455

Professional Services—0.3%
Automatic Data Processing, Inc.	3,381	813,401
BayCurrent Consulting, Inc.	8,600	287,354
Bureau Veritas SA	5,232	129,605
Experian PLC	2,410	78,733
Paychex, Inc.	4,053	467,432
Recruit Holdings Co. Ltd.	3,900	120,098
RELX PLC	21,829	736,174
SS&C Technologies Holdings, Inc.	2,166	113,802
TechnoPro Holdings, Inc.	4,100	89,131
Verisk Analytics, Inc.	943	222,774
Wolters Kluwer NV	2,688	325,532

		3,384,036

Real Estate Management & Development—0.1%
CK Asset Holdings Ltd.	28,000	147,276
CoStar Group, Inc. (a)	1,448	111,337
Mitsui Fudosan Co. Ltd.	6,700	147,570
Sagax AB - Class B	4,476	85,156
Vonovia SE	1,910	46,034

		537,373

Residential REITs—0.0%
Equity LifeStyle Properties, Inc. (b)	4,018	255,987

Retail REITs—0.0%
Simon Property Group, Inc.	1,516	163,773

Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc. (a)	18,536	1,905,871
Analog Devices, Inc.	2,287	400,431
Applied Materials, Inc.	6,484	897,710
ASML Holding NV	3,399	1,996,026
Axcelis Technologies, Inc. (a)	656	106,961
Broadcom, Inc.	3,890	3,230,956
Enphase Energy, Inc. (a) (b)	1,442	173,256
First Solar, Inc. (a)	8,082	1,305,970
Infineon Technologies AG	3,209	106,426
Intel Corp.	36,661	1,303,299
KLA Corp.	1,302	597,175
Lam Research Corp.	2,806	1,758,717
Lasertec Corp.	1,500	232,886
Marvell Technology, Inc.	3,089	167,208
Microchip Technology, Inc.	5,118	399,460
Micron Technology, Inc.	2,857	194,362
NVIDIA Corp.	22,469	9,773,790
NXP Semiconductors NV	2,527	505,198
QUALCOMM, Inc.	5,981	664,250

BHFTI-297

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Rambus, Inc. (a)	1,962	$109,460
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (b)	4,827	419,466
Texas Instruments, Inc.	10,357	1,646,867
Tokyo Electron Ltd.	3,000	408,254

		28,303,999

Software—4.4%
Adobe, Inc. (a)	5,670	2,891,133
Autodesk, Inc. (a)	628	129,939
Bill Holdings, Inc. (a) (b)	538	58,411
Cadence Design Systems, Inc. (a)	5,475	1,282,792
Check Point Software Technologies Ltd. (a)	2,811	374,650
Constellation Software, Inc.	208	429,410
Crowdstrike Holdings, Inc. - Class A (a) (b)	7,973	1,334,521
Datadog, Inc. - Class A (a) (b)	5,605	510,559
DocuSign, Inc. (a)	713	29,946
Dropbox, Inc. - Class A (a) (b)	3,189	86,836
Dynatrace, Inc. (a)	4,686	218,977
Fair Isaac Corp. (a)	1,034	898,060
Fortinet, Inc. (a) (b)	11,632	682,566
HubSpot, Inc. (a) (b)	592	291,560
Intuit, Inc.	4,095	2,092,299
Microsoft Corp.	68,277	21,558,463
Nice Ltd. (ADR) (a) (b)	508	86,360
Oracle Corp.	23,896	2,531,064
Oracle Corp. Japan	1,700	126,749
Palantir Technologies, Inc. - Class A (a) (b)	7,166	114,656
Palo Alto Networks, Inc. (a) (b)	4,295	1,006,920
Progress Software Corp. (b)	2,418	127,138
Roper Technologies, Inc.	709	343,355
Salesforce, Inc. (a)	9,421	1,910,390
SAP SE	6,322	820,634
ServiceNow, Inc. (a)	2,208	1,234,184
Splunk, Inc. (a)	951	139,084
Synopsys, Inc. (a)	1,287	590,694
Teradata Corp. (a)	1,931	86,934
Workday, Inc. - Class A (a)	787	169,087
Zoom Video Communications, Inc. - Class A (a) (b)	540	37,768
Zscaler, Inc. (a)	3,053	475,016

		42,670,155

Specialized REITs—0.1%
American Tower Corp.	3,515	578,042
Crown Castle, Inc.	1,045	96,172
Digital Realty Trust, Inc. (b)	913	110,491
Equinix, Inc.	220	159,777
Public Storage (b)	716	188,680
SBA Communications Corp.	334	66,857
Weyerhaeuser Co.	4,755	145,788

		1,345,807

Specialty Retail—0.9%
AutoZone, Inc. (a)	222	563,878
Fast Retailing Co. Ltd.	600	130,684
H & M Hennes & Mauritz AB - B Shares	3,294	46,833
Home Depot, Inc.	9,966	3,011,327

Specialty Retail—(Continued)
Industria de Diseno Textil SA	19,975	743,456
Lowe’s Cos., Inc.	2,504	520,431
O’Reilly Automotive, Inc. (a)	1,616	1,468,718
Ross Stores, Inc.	1,272	143,672
Sanrio Co. Ltd.	2,200	104,352
TJX Cos., Inc.	16,428	1,460,121
USS Co. Ltd.	6,300	104,169

		8,297,641

Technology Hardware, Storage & Peripherals—2.1%
Apple, Inc.	115,865	19,837,247
Hewlett Packard Enterprise Co.	18,488	321,136
HP, Inc.	5,421	139,320
Pure Storage, Inc. - Class A (a)	5,834	207,807

		20,505,510

Textiles, Apparel & Luxury Goods—0.6%
Adidas AG	562	98,948
Cie Financiere Richemont SA - Class A	1,767	215,296
Crocs, Inc. (a) (b)	1,224	107,993
Goldwin, Inc.	900	60,993
Hermes International SCA	279	507,193
Kering SA	234	106,391
Lululemon Athletica, Inc. (a)	3,536	1,363,517
LVMH Moet Hennessy Louis Vuitton SE	2,100	1,584,296
Moncler SpA	4,216	244,720
NIKE, Inc. - Class B	13,318	1,273,467
VF Corp. (b)	1,341	23,695

		5,586,509

Tobacco—0.1%
Altria Group, Inc.	4,638	195,028
British American Tobacco PLC	5,738	180,127
Imperial Brands PLC	4,253	86,365
Philip Morris International, Inc.	3,546	328,289

		789,809

Trading Companies & Distributors—0.5%
Ashtead Group PLC	1,692	102,844
Brenntag SE	3,335	258,980
Fastenal Co.	10,297	562,628
Ferguson PLC	1,107	182,019
ITOCHU Corp.	10,100	364,915
Marubeni Corp.	12,500	194,808
Mitsubishi Corp.	2,400	114,338
Mitsui & Co. Ltd.	9,800	355,192
MSC Industrial Direct Co., Inc. - Class A	1,843	180,890
Rexel SA	4,205	94,112
Sumitomo Corp. (b)	24,700	492,729
Toromont Industries Ltd.	4,252	346,296
Toyota Tsusho Corp.	3,700	217,460
United Rentals, Inc.	493	219,173
Watsco, Inc. (b)	419	158,265
WW Grainger, Inc.	914	632,342

		4,476,991

BHFTI-298

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (b)	604	$99,279

Water Utilities—0.0%
American Water Works Co., Inc. (b)	2,502	309,823

Wireless Telecommunication Services—0.1%
KDDI Corp.	24,300	743,854
SoftBank Group Corp.	3,800	160,822
T-Mobile U.S., Inc. (a) (b)	1,568	219,598
Vodafone Group PLC	81,824	76,407

		1,200,681

Total Common Stocks (Cost $385,029,467)		431,574,195

Corporate Bonds & Notes—37.3%

Aerospace/Defense—0.1%
Boeing Co. 3.950%, 08/01/59	1,935,000	1,284,012

Agriculture—0.4%
Altria Group, Inc. 5.800%, 02/14/39 (b)	1,171,000	1,085,625
BAT Capital Corp. 4.390%, 08/15/37	1,303,000	997,066
Bunge Ltd. Finance Corp. 2.750%, 05/14/31 (b)	1,865,000	1,510,553

		3,593,244

Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC 2.700%, 08/10/26 (b)	3,043,000	2,715,469

Auto Parts & Equipment—0.4%
Aptiv PLC/Aptiv Corp. 3.250%, 03/01/32 (b)	609,000	499,281
Magna International, Inc. 5.500%, 03/21/33 (b)	3,794,000	3,707,270

		4,206,551

Banks—11.1%
Banco Santander SA 2.749%, 12/03/30	2,200,000	1,639,330
Bank of America Corp. 2.884%, 3M TSFR + 1.452%, 10/22/30 (c)	10,136,000	8,444,664
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	10,359,000	8,681,349
Bank of Ireland Group PLC 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (c)	5,646,000	4,946,315
Bank of New York Mellon Corp. 4.967%, SOFR + 1.606%, 04/26/34 (b) (c)	3,922,000	3,616,433
Barclays PLC 5.501%, 1Y H15 + 2.650%, 08/09/28 (c)	2,026,000	1,946,738
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (b) (c)	5,457,000	4,425,708

Banks—(Continued)
Deutsche Bank AG 2.311%, SOFR + 1.219%, 11/16/27 (b) (c)	2,642,000	2,300,611
6.720%, SOFR + 3.180%, 01/18/29 (c)	678,000	673,970
7.079%, SOFR + 3.650%, 02/10/34 (b) (c)	678,000	612,737
7.146%, SOFR + 2.520%, 07/13/27 (c)	2,162,000	2,176,635
Fifth Third Bancorp 6.339%, SOFR + 2.340%, 07/27/29 (b) (c)	450,000	444,540
JPMorgan Chase & Co. 1.953%, SOFR + 1.065%, 02/04/32 (c)	5,587,000	4,237,030
3.650%, 5Y H15 + 2.850%, 06/01/26 (c)	3,695,000	3,225,136
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (c)	1,654,000	1,354,775
Manufacturers & Traders Trust Co. 3.400%, 08/17/27 (b)	4,596,000	4,035,058
Morgan Stanley 1.928%, SOFR + 1.020%, 04/28/32 (b) (c)	1,219,000	905,472
2.511%, SOFR + 1.200%, 10/20/32 (b) (c)	1,761,000	1,346,746
2.699%, SOFR + 1.143%, 01/22/31 (c)	4,389,000	3,588,494
2.943%, SOFR + 1.290%, 01/21/33 (c)	3,234,000	2,546,800
5.250%, SOFR + 1.870%, 04/21/34 (c)	1,581,000	1,467,927
NatWest Group PLC 3.073%, 1Y H15 + 2.550%, 05/22/28 (b) (c)	2,333,000	2,080,959
PNC Financial Services Group, Inc. 5.068%, SOFR + 1.933%, 01/24/34 (c)	1,037,000	940,403
5.582%, SOFR + 1.841%, 06/12/29 (b) (c)	322,000	312,377
6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	4,387,000	4,031,676
Societe Generale SA 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (b) (c)	1,538,000	1,355,684
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (b) (c)	1,449,000	1,287,751
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (b) (c)	10,078,000	8,639,127
4.916%, SOFR + 2.240%, 07/28/33 (b) (c)	1,543,000	1,308,953
U.S. Bancorp 4.839%, SOFR + 1.600%, 02/01/34 (c)	1,025,000	902,468
5.836%, SOFR + 2.260%, 06/12/34 (c)	2,305,000	2,173,960
UBS Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (c)	1,000,000	886,808
2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	2,281,000	2,195,416
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	4,835,000	3,818,921
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (b) (c)	1,378,000	1,158,437
4.550%, 04/17/26	545,000	523,448
UniCredit SpA 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (b) (c)	2,487,000	2,196,945
Wells Fargo & Co. 3.350%, SOFR + 1.500%, 03/02/33 (c)	2,483,000	2,007,117
3.900%, 5Y H15 + 3.453%, 03/15/26 (b) (c)	7,368,000	6,434,830
4.897%, SOFR + 2.100%, 07/25/33 (c)	1,722,000	1,558,410
5.389%, SOFR + 2.020%, 04/24/34 (c)	2,420,000	2,262,476

		108,692,634

Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48 (b)	9,294,000	7,652,851
Bacardi Ltd./Bacardi-Martini BV 5.400%, 06/15/33 (144A) (b)	1,815,000	1,700,701

BHFTI-299

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
JDE Peet’s NV 2.250%, 09/24/31 (144A) (b)	1,519,000	$1,128,899

		10,482,451

Building Materials—0.2%
Trane Technologies Financing Ltd. 5.250%, 03/03/33 (b)	1,935,000	1,870,848

Chemicals—0.1%
Westlake Corp. 3.375%, 06/15/30 (b)	1,131,000	959,855

Commercial Services—0.3%
Quanta Services, Inc. 2.900%, 10/01/30	2,358,000	1,923,279
S&P Global, Inc. 2.500%, 12/01/29 (b)	500,000	424,793
Transurban Finance Co. Pty. Ltd. 2.450%, 03/16/31 (144A)	1,116,000	881,810

		3,229,882

Cosmetics/Personal Care—0.5%
Estee Lauder Cos., Inc. 4.650%, 05/15/33 (b)	1,085,000	1,012,012
Haleon U.S. Capital LLC 3.375%, 03/24/27	4,102,000	3,805,628

		4,817,640

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, 01/30/26 (b)	1,118,000	1,008,962
3.000%, 10/29/28 (b)	3,194,000	2,738,785
Aircastle Ltd. 6.500%, 07/18/28 (144A)	773,000	758,064
Capital One Financial Corp. 5.468%, SOFR + 2.080%, 02/01/29 (b) (c)	794,000	755,810
Discover Financial Services 6.700%, 11/29/32 (b)	2,804,000	2,710,432

		7,972,053

Electric—1.5%
AES Corp. 1.375%, 01/15/26	928,000	826,397
3.300%, 07/15/25 (144A) (b)	2,086,000	1,975,810
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	345,000	352,823
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/50	1,429,000	870,455
NextEra Energy Capital Holdings, Inc. 2.440%, 01/15/32 (b)	1,243,000	961,595
NRG Energy, Inc. 2.450%, 12/02/27 (144A)	2,705,000	2,292,939
Pacific Gas & Electric Co. 3.150%, 01/01/26 (b)	1,000,000	930,154
3.300%, 08/01/40 (b)	3,059,000	1,958,596

Electric—(Continued)
PG&E Energy Recovery Funding LLC 2.280%, 01/15/36	1,624,000	1,181,680
2.822%, 07/15/46	2,151,000	1,408,733
Sempra 3.800%, 02/01/38 (b)	2,000,000	1,554,155
Southern California Edison Co. 4.200%, 03/01/29	500,000	465,400
5.500%, 03/15/40 (b)	335,000	307,010

		15,085,747

Electronics—0.4%
Amphenol Corp. 2.800%, 02/15/30 (b)	4,375,000	3,713,249

Entertainment—0.4%
Warnermedia Holdings, Inc. 5.050%, 03/15/42	1,938,000	1,498,827
5.141%, 03/15/52	1,124,000	835,177
5.391%, 03/15/62	1,468,000	1,084,241

		3,418,245

Food—0.2%
Flowers Foods, Inc. 2.400%, 03/15/31 (b)	1,803,000	1,417,340

Gas—0.1%
NiSource, Inc. 1.700%, 02/15/31 (b)	1,231,000	920,598

Hand/Machine Tools—0.2%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (b) (c)	2,255,000	1,874,479

Healthcare-Services—0.4%
HCA, Inc. 2.375%, 07/15/31 (b)	3,007,000	2,301,525
4.625%, 03/15/52 (b)	1,220,000	915,971
UnitedHealth Group, Inc. 4.200%, 05/15/32	1,000,000	912,721

		4,130,217

Insurance—0.9%
Corebridge Financial, Inc. 6.875%, 5Y H15 + 3.846%, 12/15/52 (b) (c)	1,196,000	1,145,756
Five Corners Funding Trust III 5.791%, 02/15/33 (144A)	4,070,000	3,992,966
Hartford Financial Services Group, Inc. 2.900%, 09/15/51	1,285,000	755,813
High Street Funding Trust II 4.682%, 02/15/48 (144A) (b)	1,250,000	913,803
Prudential Financial, Inc. 5.125%, 5Y H15 + 3.162%, 03/01/52 (c)	1,827,000	1,573,311

		8,381,649

BHFTI-300

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—0.1%
Expedia Group, Inc. 2.950%, 03/15/31 (b)	411,000	$331,120
4.625%, 08/01/27 (b)	652,000	621,737

		952,857

Iron/Steel—0.3%
Nucor Corp. 3.125%, 04/01/32	3,902,000	3,225,434

Lodging—0.5%
Las Vegas Sands Corp. 3.200%, 08/08/24	4,495,000	4,348,736

Machinery-Diversified—0.2%
Xylem, Inc. 2.250%, 01/30/31 (b)	1,835,000	1,460,756

Media—0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.700%, 04/01/51	6,000,000	3,491,357
Comcast Corp. 2.887%, 11/01/51	2,959,000	1,743,857
Discovery Communications LLC 3.625%, 05/15/30 (b)	1,525,000	1,290,819
4.125%, 05/15/29 (b)	2,621,000	2,341,928

		8,867,961

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43	2,247,000	2,162,022

Oil & Gas—2.2%
BP Capital Markets America, Inc. 4.812%, 02/13/33 (b)	2,753,000	2,576,479
BP Capital Markets PLC 4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	982,000	936,475
Canadian Natural Resources Ltd. 2.950%, 07/15/30 (b)	2,106,000	1,746,701
Cenovus Energy, Inc. 2.650%, 01/15/32 (b)	855,000	664,358
ConocoPhillips Co. 5.300%, 05/15/53 (b)	892,000	819,148
Continental Resources, Inc. 2.875%, 04/01/32 (144A) (b)	2,394,000	1,792,745
4.375%, 01/15/28 (b)	1,596,000	1,480,287
5.750%, 01/15/31 (144A) (b)	507,000	476,304
Diamondback Energy, Inc. 3.125%, 03/24/31 (b)	2,336,000	1,945,845
4.250%, 03/15/52	1,585,000	1,125,526
EQT Corp. 5.700%, 04/01/28	833,000	816,411
6.125%, 02/01/25 (b)	2,303,000	2,295,057
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,018,392

Oil & Gas—(Continued)
Phillips 66 Co. 5.300%, 06/30/33 (b)	1,726,000	1,651,664
Valero Energy Corp. 4.000%, 04/01/29 (b)	1,705,000	1,579,333

		21,924,725

Packaging & Containers—0.3%
Berry Global, Inc. 1.650%, 01/15/27 (b)	1,986,000	1,707,004
CCL Industries, Inc. 3.050%, 06/01/30 (144A) (b)	1,885,000	1,558,441

		3,265,445

Pharmaceuticals—1.5%
AbbVie, Inc. 4.250%, 11/21/49	3,705,000	2,933,108
Becton Dickinson & Co. 2.823%, 05/20/30 (b)	1,581,000	1,331,049
Cigna Group 5.400%, 03/15/33 (b)	3,839,000	3,722,086
CVS Health Corp. 2.700%, 08/21/40 (b)	5,167,000	3,257,466
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/28 (b)	3,886,000	3,746,552

		14,990,261

Pipelines—2.3%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (b)	8,126,000	7,208,751
Energy Transfer LP 4.400%, 03/15/27 (b)	744,000	705,165
4.950%, 05/15/28 (b)	1,098,000	1,050,455
Kinder Morgan Energy Partners LP 5.800%, 03/15/35 (b)	311,000	292,273
6.950%, 01/15/38	1,655,000	1,703,427
MPLX LP 4.500%, 04/15/38	2,817,000	2,282,845
4.950%, 03/14/52 (b)	4,864,000	3,805,337
5.000%, 03/01/33	249,000	226,898
ONEOK, Inc. 4.350%, 03/15/29 (b)	903,000	832,798
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29 (b)	1,391,000	1,195,742
3.800%, 09/15/30 (b)	1,084,000	931,099
Targa Resources Corp. 4.200%, 02/01/33 (b)	2,537,000	2,157,180

		22,391,970

Real Estate Investment Trusts—4.7%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33 (b)	2,419,000	1,712,510
2.950%, 03/15/34 (b)	4,689,000	3,560,608
4.750%, 04/15/35 (b)	599,000	526,645
American Tower Corp. 2.100%, 06/15/30 (b)	6,606,000	5,141,282

BHFTI-301

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Boston Properties LP 3.250%, 01/30/31 (b)	2,182,000	$1,716,128
3.400%, 06/21/29 (b)	1,000,000	837,486
4.500%, 12/01/28 (b)	2,671,000	2,418,481
Crown Castle, Inc. 2.250%, 01/15/31 (b)	6,806,000	5,281,912
Digital Realty Trust LP 3.600%, 07/01/29	2,306,000	2,037,324
3.700%, 08/15/27 (b)	2,492,000	2,301,368
Equinix, Inc. 2.150%, 07/15/30	6,801,000	5,341,720
Essex Portfolio LP 2.650%, 03/15/32 (b)	3,000,000	2,308,872
Highwoods Realty LP 4.200%, 04/15/29 (b)	1,424,000	1,206,612
Mid-America Apartments LP 2.750%, 03/15/30 (b)	2,000,000	1,682,375
Piedmont Operating Partnership LP 3.150%, 08/15/30 (b)	1,863,000	1,311,932
9.250%, 07/20/28 (b)	1,592,000	1,606,846
Prologis LP 1.750%, 07/01/30 (b)	2,484,000	1,930,740
Realty Income Corp. 4.900%, 07/15/33 (b)	1,976,000	1,805,594
Welltower OP LLC 2.050%, 01/15/29 (b)	4,419,000	3,652,604

		46,381,039

Retail—0.5%
Dollar General Corp. 5.450%, 07/05/33 (b)	1,944,000	1,795,394
Ross Stores, Inc. 1.875%, 04/15/31 (b)	1,390,000	1,060,492
Tractor Supply Co. 1.750%, 11/01/30 (b)	1,350,000	1,025,618
5.250%, 05/15/33 (b)	950,000	897,042

		4,778,546

Semiconductors—0.7%
Broadcom, Inc. 2.600%, 02/15/33 (144A) (b)	3,032,000	2,260,914
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.400%, 05/01/30	1,746,000	1,493,063
QUALCOMM, Inc. 1.650%, 05/20/32	3,000,000	2,247,095
5.400%, 05/20/33 (b)	1,110,000	1,113,414

		7,114,486

Software—0.7%
Oracle Corp. 3.600%, 04/01/50	1,087,000	703,128
4.650%, 05/06/30 (b)	2,401,000	2,245,375

Software—(Continued)
VMware, Inc. 2.200%, 08/15/31	4,864,000	3,670,526

		6,619,029

Telecommunications—2.8%
AT&T, Inc. 3.500%, 06/01/41 (b)	9,197,000	6,389,433
4.850%, 03/01/39 (b)	2,000,000	1,692,333
Rogers Communications, Inc. 4.550%, 03/15/52 (b)	10,591,000	7,725,294
T-Mobile USA, Inc. 3.875%, 04/15/30	9,601,000	8,506,207
Telefonica Emisiones SA 5.213%, 03/08/47	1,000,000	796,465
Verizon Communications, Inc. 3.550%, 03/22/51 (b)	4,033,000	2,653,804

		27,763,536

Total Corporate Bonds & Notes (Cost $435,172,703)		365,012,966

U.S. Treasury & Government Agencies—4.7%

U.S. Treasury—4.7%
U.S. Treasury Inflation-Indexed Notes 1.625%, 10/15/27 (d) (Cost $48,139,917)	47,267,740	45,889,405

Preferred Stocks—0.0%

Household Products—0.0%
Henkel AG & Co. KGaA	2,064	147,312

Life Sciences Tools & Services—0.0%
Sartorius AG	214	72,618

Total Preferred Stocks (Cost $299,567)		219,930

Warrants—0.0%

Software—0.0%
Constellation Software, Inc. Expires 03/31/40 (a) (Cost $0)	208	0

Short-Term Investments—9.6%

Foreign Government—0.3%
Canada Treasury Bill 4.473%, 12/07/23 (CAD) (e)	4,309,000	3,142,358

BHFTI-302

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $14,893,558; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $15,188,398.	14,890,456	$14,890,456

U.S. Treasury—7.8%
U.S. Treasury Bills 5.249%, 12/14/23 (e)	36,757,000	36,361,964
5.334%, 01/11/24 (b) (e)	40,721,000	40,115,216

		76,477,180

Total Short-Term Investments (Cost $94,513,810)		94,509,994

Securities Lending Reinvestments (f)—11.6%

Certificates of Deposit—5.1%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (c)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (c)	4,000,000	4,002,572
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (c)	3,000,000	3,000,216
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (c)	5,000,000	4,999,760
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (c)	4,000,000	4,000,392
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (c)	2,000,000	2,000,150
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (c)	4,000,000	3,999,648
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (c)	4,000,000	4,000,196
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (c)	3,000,000	3,000,456
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (c)	4,000,000	4,000,584
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (c)	2,000,000	2,001,540
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (c)	3,000,000	3,002,793
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (c)	4,000,000	4,000,212
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (c)	2,000,000	2,001,160
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (c)	4,000,000	4,000,380

		50,010,329

Commercial Paper—1.2%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (c)	4,000,000	4,000,880
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (c)	3,000,000	3,000,810

Commercial Paper—(Continued)
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (c)	5,000,000	5,000,000

		12,001,690

Repurchase Agreements—5.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $2,903,084; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $2,958,071.	2,900,000	2,900,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $10,301,653; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $10,629,713.	10,000,000	10,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $10,101,455; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $10,298,936.	10,096,995	10,096,995
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $5,405,586; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $5,533,810.	5,400,000	5,400,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $16,016,956; collateralized by various Common Stock with an aggregate market value of $17,855,798.	16,000,000	16,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,418.	5,000,000	5,000,000

		49,396,995

Mutual Funds—0.3%
HSBC U.S. Government Money Market Fund, Class I 5.270% (g)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (g)	465,000	465,000

		2,465,000

Total Securities Lending Reinvestments (Cost $113,861,995)		113,874,014

Total Investments—107.3% (Cost $1,077,017,459)		1,051,080,504
Other assets and liabilities (net)—(7.3)%		(71,814,146)

Net Assets—100.0%		$979,266,358

BHFTI-303

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $143,561,541 and the collateral received consisted of cash in the amount of $113,861,995 and non-cash collateral with a value of $34,395,594. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $37,579,673 which is 3.8% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,884,000	JPMC	10/26/23	USD	5,744,754	$(28,482)
CAD	7,252,181	JPMC	10/26/23	USD	5,394,523	(53,460)
CHF	6,624,000	UBSA	10/26/23	USD	7,410,366	(156,156)
COP	6,336,758,000	GSI	10/25/23	USD	1,597,006	(53,820)
DKK	9,189,000	MSIP	10/26/23	USD	1,319,285	(15,156)
EUR	37,315,103	GSI	10/26/23	USD	39,958,803	(470,163)
GBP	4,724,041	MSIP	10/26/23	USD	5,841,570	(76,957)
GBP	4,847,877	MSIP	10/26/23	USD	5,992,325	(76,598)
GBP	7,567,243	MSIP	10/26/23	USD	9,354,384	(120,292)
HUF	16,693,000	JPMC	10/26/23	USD	46,168	(1,042)
ILS	1,669,000	UBSA	10/26/23	USD	439,206	(1,175)
JPY	2,683,753,344	MSIP	10/26/23	USD	18,221,249	(196,540)
NOK	9,591,000	UBSA	10/26/23	USD	891,489	5,718
SEK	21,498,000	MSIP	10/26/23	USD	1,928,975	40,518
TWD	27,025,000	JPMC	10/25/23	USD	847,285	(7,862)

Contracts to Deliver
AUD	291,000	JPMC	10/26/23	USD	188,172	933
CAD	118,000	JPMC	10/26/23	USD	87,774	870
CZK	4,070,000	GSI	10/26/23	USD	177,808	1,577
EUR	12,065,000	GSI	10/26/23	USD	12,919,781	152,017
GBP	993,800	UBSA	10/11/23	USD	1,268,658	56,066
GBP	3,944,078	MSIP	10/26/23	USD	4,875,543	62,697
GBP	2,526,733	MSIP	10/26/23	USD	3,123,224	39,923
GBP	2,462,189	MSIP	10/26/23	USD	3,044,649	40,110
IDR	11,057,320,000	GSI	10/25/23	USD	718,755	3,329
INR	67,130,000	MSIP	10/25/23	USD	807,171	(443)
JPY	770,766,000	MSIP	10/26/23	USD	5,233,089	56,446
NZD	247,000	UBSA	10/26/23	USD	146,632	(1,408)
PHP	11,963,000	GSI	10/25/23	USD	210,401	(1,122)
PLN	987,000	UBSA	10/26/23	USD	226,818	1,033
SGD	8,197,000	MSIP	10/26/23	USD	6,012,127	9,747
THB	20,474,000	JPMC	10/26/23	USD	568,328	4,960

Cross Currency Contracts to Buy
AUD	7,684,000	MSIP	10/26/23	CAD	6,668,014	33,313

BHFTI-304

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,015,000	MSIP	10/26/23	CAD	6,970,469	$23,539
AUD	298,427	GSI	10/26/23	GBP	156,682	823
CAD	6,854,000	UBSA	10/26/23	EUR	4,765,325	4,916
CAD	480,937	MSIP	10/26/23	AUD	553,000	(1,620)
CAD	6,643,000	MSIP	10/26/23	EUR	4,636,192	(13,826)
CHF	139,000	UBSA	10/26/23	JPY	22,845,094	(1,208)
JPY	348,831,340	UBSA	10/26/23	EUR	2,216,850	(3,146)

Net Unrealized Depreciation						$(741,941)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Energy Select Sector E-Mini Futures	12/15/23	61	USD	5,828,550	$(30,641)
Euro STOXX 50 Index Futures	12/15/23	673	EUR	28,292,920	(392,195)
Euro-Bund Futures	12/07/23	43	EUR	5,531,520	(131,137)
Financial Select Sector E-Mini Futures	12/15/23	26	USD	2,680,925	(85,535)
FTSE 100 Index Futures	12/15/23	228	GBP	17,489,880	45,861
NASDAQ 100 Index E-Mini Futures	12/15/23	9	USD	2,675,970	(131,007)
Nikkei 225 Index Futures	12/07/23	22	JPY	700,920,000	(128,143)
S&P 500 Index E-Mini Futures	12/15/23	303	USD	65,531,325	(2,945,467)
S&P TSX 60 Index Futures	12/14/23	59	CAD	13,880,340	(311,505)
SPI 200 Index Futures	12/21/23	90	AUD	15,943,500	(228,702)
TOPIX Index Futures	12/07/23	93	JPY	2,160,855,000	(180,732)
U.S. Treasury Long Bond Futures	12/19/23	381	USD	43,350,656	(2,423,623)
U.S. Treasury Note 2 Year Futures	12/29/23	299	USD	60,610,570	(145,562)
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	175	USD	19,523,438	117,269
U.S. Treasury Ultra Long Bond Futures	12/19/23	3	USD	356,063	(27,206)

Futures Contracts—Short
Euro-Schatz Futures	12/07/23	(356)	EUR	(37,376,440)	142,589
FTSE/MIB Index Futures	12/15/23	(46)	EUR	(6,505,090)	131,882
DAX Index Mini Futures	12/15/23	(60)	EUR	(4,657,800)	134,098
U.S. Treasury Note 10 Year Futures	12/19/23	(787)	USD	(85,045,188)	1,574,427
U.S. Treasury Note 5 Year Futures	12/29/23	(201)	USD	(21,177,234)	162,987

Net Unrealized Depreciation					$(4,852,342)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M SOFR	Quarterly	3.235%	Quarterly	07/25/33	USD	322,000,000	$(25,206,836)	$—	$(25,206,836)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-305

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International PLC
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(DAC)—	Designated Activity Company
(REIT)—	Real Estate Investment Trust

BHFTI-306

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,141,227	$630,476	$—	$2,771,703
Air Freight & Logistics	1,164,099	252,055	—	1,416,154
Automobile Components	796,843	692,348	—	1,489,191
Automobiles	6,184,842	3,273,362	—	9,458,204
Banks	12,901,872	12,019,860	—	24,921,732
Beverages	7,857,357	1,192,732	—	9,050,089
Biotechnology	6,078,920	355,714	—	6,434,634
Broadline Retail	12,306,229	388,207	—	12,694,436
Building Products	3,551,083	646,340	—	4,197,423
Capital Markets	10,151,082	2,284,551	—	12,435,633
Chemicals	5,697,223	2,495,326	—	8,192,549
Commercial Services & Supplies	2,805,528	—	—	2,805,528
Communications Equipment	4,505,031	126,363	—	4,631,394
Construction & Engineering	—	548,975	—	548,975
Construction Materials	—	137,277	—	137,277
Consumer Finance	1,777,174	—	—	1,777,174
Consumer Staples Distribution & Retail	5,381,367	675,790	—	6,057,157
Containers & Packaging	789,417	204,332	—	993,749
Distributors	258,585	—	—	258,585
Diversified REITs	—	204,684	—	204,684
Diversified Telecommunication Services	864,981	1,496,828	—	2,361,809
Electric Utilities	1,984,966	1,344,333	—	3,329,299
Electrical Equipment	4,055,818	925,190	—	4,981,008
Electronic Equipment, Instruments & Components	779,158	807,558	—	1,586,716
Energy Equipment & Services	1,198,123	55,904	—	1,254,027
Entertainment	5,739,100	336,390	—	6,075,490
Financial Services	13,884,484	805,818	—	14,690,302
Food Products	1,909,043	2,613,188	—	4,522,231
Gas Utilities	—	157,671	—	157,671
Ground Transportation	4,298,353	94,150	—	4,392,503
Health Care Equipment & Supplies	7,156,077	566,596	—	7,722,673
Health Care Providers & Services	9,507,949	—	—	9,507,949
Health Care REITs	273,025	—	—	273,025
Health Care Technology	501,504	—	—	501,504
Hotels, Restaurants & Leisure	7,593,126	1,584,444	—	9,177,570
Household Durables	1,679,190	538,048	—	2,217,238
Household Products	7,516,557	250,376	—	7,766,933
Independent Power and Renewable Electricity Producers	—	210,332	—	210,332
Industrial Conglomerates	2,173,930	636,103	—	2,810,033
Industrial REITs	679,993	196,908	—	876,901
Insurance	8,865,899	2,571,016	—	11,436,915

BHFTI-307

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$22,015,813	$288,346	$—	$22,304,159
IT Services	4,406,743	234,502	—	4,641,245
Leisure Products	—	108,022	—	108,022
Life Sciences Tools & Services	4,304,384	128,442	—	4,432,826
Machinery	9,115,609	1,599,535	—	10,715,144
Marine Transportation	—	187,029	—	187,029
Media	3,103,979	—	—	3,103,979
Metals & Mining	3,298,573	4,415,757	—	7,714,330
Multi-Utilities	568,126	865,956	—	1,434,082
Office REITs	—	194,593	—	194,593
Oil, Gas & Consumable Fuels	14,979,306	7,602,959	—	22,582,265
Paper & Forest Products	—	155,833	—	155,833
Passenger Airlines	96,238	—	—	96,238
Personal Care Products	82,394	3,017,828	—	3,100,222
Pharmaceuticals	15,296,392	11,252,063	—	26,548,455
Professional Services	1,617,409	1,766,627	—	3,384,036
Real Estate Management & Development	111,337	426,036	—	537,373
Residential REITs	255,987	—	—	255,987
Retail REITs	163,773	—	—	163,773
Semiconductors & Semiconductor Equipment	25,560,407	2,743,592	—	28,303,999
Software	41,722,772	947,383	—	42,670,155
Specialized REITs	1,345,807	—	—	1,345,807
Specialty Retail	7,168,147	1,129,494	—	8,297,641
Technology Hardware, Storage & Peripherals	20,505,510	—	—	20,505,510
Textiles, Apparel & Luxury Goods	2,768,672	2,817,837	—	5,586,509
Tobacco	523,317	266,492	—	789,809
Trading Companies & Distributors	2,099,594	2,377,397	—	4,476,991
Transportation Infrastructure	99,279	—	—	99,279
Water Utilities	309,823	—	—	309,823
Wireless Telecommunication Services	219,598	981,083	—	1,200,681
Total Common Stocks	346,748,144	84,826,051	—	431,574,195
Total Corporate Bonds & Notes*	—	365,012,966	—	365,012,966
Total U.S. Treasury & Government Agencies*	—	45,889,405	—	45,889,405
Total Preferred Stocks*	—	219,930	—	219,930
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	94,509,994	—	94,509,994
Securities Lending Reinvestments
Certificates of Deposit	—	50,010,329	—	50,010,329
Commercial Paper	—	12,001,690	—	12,001,690
Repurchase Agreements	—	49,396,995	—	49,396,995
Mutual Funds	2,465,000	—	—	2,465,000
Total Securities Lending Reinvestments	2,465,000	111,409,014	—	113,874,014
Total Investments	$349,213,144	$701,867,360	$—	$1,051,080,504

Collateral for Securities Loaned (Liability)	$—	$(113,861,995)	$—	$(113,861,995)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$538,535	$—	$538,535
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,280,476)	—	(1,280,476)
Total Forward Contracts	$—	$(741,941)	$—	$(741,941)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,309,113	$—	$—	$2,309,113
Futures Contracts (Unrealized Depreciation)	(7,161,455)	—	—	(7,161,455)
Total Futures Contracts	$(4,852,342)	$—	$—	$(4,852,342)
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(25,206,836)	$—	$(25,206,836)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-308

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Brazil—3.6%
Ambev SA (ADR)	386,800	$997,944
B3 SA - Brasil Bolsa Balcao	360,400	881,184
Banco Bradesco SA	84,876	213,771
Banco Bradesco SA (ADR)	205,945	586,943
Banco do Brasil SA	108,800	1,021,214
CCR SA	114,800	294,391
CPFL Energia SA	86,500	578,382
Energisa SA	37,300	346,913
Itau Unibanco Holding SA (ADR)	181,200	973,044
JBS SA	165,500	594,299
Kepler Weber SA	79,800	183,841
Klabin SA	71,700	339,632
Mahle Metal Leve SA	3,418	32,810
Mills Estruturas e Servicos de Engenharia SA	22,100	53,287
Petroleo Brasileiro SA	124,600	939,232
Petroleo Brasileiro SA (ADR)	18,400	275,816
Raia Drogasil SA	31,200	171,438
Sao Martinho SA	4,476	34,960
SLC Agricola SA	43,670	342,215
Telefonica Brasil SA	77,600	666,614
Vale SA	97,500	1,310,849
Vale SA (ADR)	108,700	1,456,580
Vibra Energia SA	52,500	197,611

		12,492,970

Chile—0.5%
Cencosud SA	424,028	804,014
Cia Cervecerias Unidas SA	9,557	60,739
Colbun SA	593,482	80,810
Empresa Nacional de Telecomunicaciones SA	10,289	34,619
Empresas CMPC SA	200,494	369,131
SMU SA	542,556	95,244
Sociedad Quimica y Minera de Chile SA (ADR)	7,300	435,591

		1,880,148

China—29.4%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	14,800	44,315
3SBio, Inc.	713,500	595,120
AIMA Technology Group Co. Ltd. - Class A	34,800	141,025
AK Medical Holdings Ltd.	200,000	168,512
Akeso, Inc. (a) (b)	28,000	127,816
Alibaba Group Holding Ltd. (a)	865,900	9,387,564
Alibaba Health Information Technology Ltd. (a)	290,000	180,260
Anhui Conch Cement Co. Ltd. - Class A	5,100	18,174
Anhui Conch Cement Co. Ltd. - Class H	121,500	321,344
Anhui Expressway Co. Ltd. - Class H	78,000	81,593
Anhui Guangxin Agrochemical Co. Ltd. - Class A	12,180	33,450
Anhui Gujing Distillery Co. Ltd. - Class A	2,600	97,667
Anhui Yingjia Distillery Co. Ltd. - Class A	22,900	230,789
ANTA Sports Products Ltd.	29,200	325,904
Autohome, Inc. (ADR)	14,100	427,935
Baidu, Inc. - Class A (a)	150,150	2,531,028
Bank of Changsha Co. Ltd. - Class A	25,500	28,609
Bank of Chengdu Co. Ltd. - Class A	40,000	75,251

China—(Continued)
Bank of China Ltd. - Class H	2,468,000	864,055
Bank of Hangzhou Co. Ltd. - Class A	142,000	216,949
Bank of Jiangsu Co. Ltd. - Class A	529,980	520,423
Bank of Nanjing Co. Ltd. - Class A	68,500	75,426
Baoshan Iron & Steel Co. Ltd. - Class A	52,600	43,818
BeiGene Ltd. (a)	33,000	459,304
Beijing Yanjing Brewery Co. Ltd. - Class A	38,700	53,339
Bilibili, Inc. - Class Z (a)	9,040	124,849
Binjiang Service Group Co. Ltd.	12,000	26,577
By-health Co. Ltd. - Class A	35,569	92,469
BYD Co. Ltd. - Class A	11,900	386,101
BYD Co. Ltd. - Class H	53,500	1,646,804
BYD Electronic International Co. Ltd.	149,500	680,053
CGN Power Co. Ltd. - Class H	2,429,000	630,560
China Construction Bank Corp. - Class A	260,600	224,765
China Construction Bank Corp. - Class H	4,891,000	2,755,903
China Feihe Ltd.	805,000	475,051
China Foods Ltd.	106,000	34,883
China Galaxy Securities Co. Ltd. - Class H	504,500	259,000
China International Marine Containers Group Co. Ltd. - Class A	201,450	195,821
China International Marine Containers Group Co. Ltd. - Class H (b)	147,850	84,846
China Jushi Co. Ltd. - Class A	25,429	46,957
China Lesso Group Holdings Ltd.	434,000	230,573
China Medical System Holdings Ltd.	395,000	595,710
China Meidong Auto Holdings Ltd.	9,450	5,213
China Merchants Bank Co. Ltd. - Class A	109,200	491,527
China Merchants Bank Co. Ltd. - Class H	290,000	1,203,202
China National Accord Medicines Corp. Ltd. - Class A	62,430	270,502
China National Medicines Corp. Ltd. - Class A	42,600	193,332
China Overseas Land & Investment Ltd.	227,000	466,408
China Pacific Insurance Group Co. Ltd. - Class A	81,200	321,241
China Pacific Insurance Group Co. Ltd. - Class H	288,800	717,418
China Petroleum & Chemical Corp. - Class A	215,600	179,162
China Petroleum & Chemical Corp. - Class H	1,796,000	977,741
China Resources Beer Holdings Co. Ltd.	88,000	481,178
China Resources Land Ltd.	294,000	1,158,651
China Resources Medical Holdings Co. Ltd.	140,500	91,957
China Resources Pharmaceutical Group Ltd.	171,000	113,223
China Resources Power Holdings Co. Ltd.	294,000	560,982
China Shenhua Energy Co. Ltd. - Class A	61,811	265,324
China Shenhua Energy Co. Ltd. - Class H	354,000	1,148,265
China State Construction Engineering Corp. Ltd. - Class A	370,100	280,189
China Tower Corp. Ltd. - Class H	3,754,000	359,234
China Traditional Chinese Medicine Holdings Co. Ltd.	324,000	150,876
China United Network Communications Ltd. - Class A	387,100	260,454
China Vanke Co. Ltd. - Class H	272,700	297,865
China Yongda Automobiles Services Holdings Ltd.	255,000	98,714
Chlitina Holding Ltd.	12,000	69,919
Chongqing Brewery Co. Ltd. - Class A	6,900	80,537
Chongqing Zhifei Biological Products Co. Ltd. - Class A	10,700	71,293
Chow Tai Fook Jewellery Group Ltd.	80,800	121,415
CITIC Ltd.	550,000	501,301
CITIC Telecom International Holdings Ltd.	635,000	251,268
Contemporary Amperex Technology Co. Ltd. - Class A	16,820	471,537
COSCO SHIPPING Holdings Co. Ltd. - Class A	114,120	153,410
COSCO SHIPPING Holdings Co. Ltd. - Class H	303,200	309,480

BHFTI-309

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
CRRC Corp. Ltd. - Class A	102,200	$81,761
CRRC Corp. Ltd. - Class H	375,000	180,156
CSPC Pharmaceutical Group Ltd.	466,240	340,830
Daqin Railway Co. Ltd. - Class A	430,500	429,734
Daqo New Energy Corp. (ADR) (a) (b)	2,900	87,783
DaShenLin Pharmaceutical Group Co. Ltd. - Class A	6,300	21,692
Dian Diagnostics Group Co. Ltd. - Class A	11,200	36,015
Dongfang Electric Corp. Ltd. - Class A	28,300	60,524
Dongyue Group Ltd.	173,000	129,938
EEKA Fashion Holdings Ltd.	63,500	120,181
ENN Energy Holdings Ltd.	2,793	23,084
ENN Natural Gas Co. Ltd. - Class A	108,800	259,609
FinVolution Group (ADR)	65,900	328,182
Foxconn Industrial Internet Co. Ltd. - Class A	41,100	110,825
Fuyao Glass Industry Group Co. Ltd. - Class H	21,200	97,101
GD Power Development Co. Ltd. - Class A	172,600	87,234
GDS Holdings Ltd. - Class A (a)	67,700	92,483
Geely Automobile Holdings Ltd.	199,000	234,200
Great Wall Motor Co. Ltd. - Class H	17,646	20,876
Guangdong Provincial Expressway Development Co. Ltd. - Class A	46,620	53,528
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - Class A	22,200	95,769
Guangzhou Kingmed Diagnostics Group Co. Ltd. - Class A	5,200	44,394
H World Group Ltd. (ADR) (a)	10,300	406,129
Haidilao International Holding Ltd.	119,000	317,370
Haier Smart Home Co. Ltd. - Class A	65,800	214,537
Haier Smart Home Co. Ltd. - Class H	101,400	317,184
Haitian International Holdings Ltd.	150,000	317,018
Hangzhou Binjiang Real Estate Group Co. Ltd. - Class A	61,500	81,456
Harbin Electric Co. Ltd. - Class H	402,000	122,391
Health & Happiness H&H International Holdings Ltd.	51,000	63,035
Hebei Yangyuan Zhihui Beverage Co. Ltd. - Class A	6,200	20,728
Hello Group, Inc. (ADR)	38,800	270,824
Henan Shenhuo Coal & Power Co. Ltd. - Class A	62,100	144,940
Hengan International Group Co. Ltd.	148,000	472,254
Huadong Medicine Co. Ltd. - Class A	39,300	228,660
Huafon Chemical Co. Ltd. - Class A	104,100	100,760
Huaibei Mining Holdings Co. Ltd. - Class A	28,700	54,812
Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	29,300	109,718
Hubei Xingfa Chemicals Group Co. Ltd. - Class A	22,900	61,852
Hygeia Healthcare Holdings Co. Ltd. - Class C	38,600	214,849
Imeik Technology Development Co. Ltd. - Class A	2,420	130,385
Industrial & Commercial Bank of China Ltd. - Class H	1,992,000	959,617
Industrial Bank Co. Ltd. - Class A	154,400	344,531
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	167,100	93,562
iQIYI, Inc. (ADR) (a) (b)	22,100	104,754
JD Health International, Inc. (a)	59,265	304,018
JD.com, Inc. - Class A	104,954	1,525,494
Jiangsu Expressway Co. Ltd. - Class H	256,000	230,652
Jiangsu Linyang Energy Co. Ltd. - Class A	35,400	34,651
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	4,700	84,064
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - Class A	24,500	115,261
Jiangxi Copper Co. Ltd. - Class A	19,500	51,353
Jiangxi Copper Co. Ltd. - Class H	236,000	368,016
JNBY Design Ltd.	92,500	119,391
Joincare Pharmaceutical Group Industry Co. Ltd. - Class A	109,499	185,858
Jointown Pharmaceutical Group Co. Ltd. - Class A	96,552	143,183

China—(Continued)
JOYY, Inc. (ADR) (b)	8,000	304,880
KE Holdings, Inc. (ADR) (a)	17,800	276,256
Kuaishou Technology (a)	120,900	960,270
Kunlun Energy Co. Ltd.	1,058,000	910,236
Kweichow Moutai Co. Ltd. - Class A	3,100	769,113
LB Group Co. Ltd. - Class A	26,700	67,146
Lenovo Group Ltd.	1,058,000	1,062,994
Li Auto, Inc. - Class A (a)	16,000	286,151
Lingyi iTech Guangdong Co. - Class A	114,100	89,361
Livzon Pharmaceutical Group, Inc. - Class H	48,000	156,973
Longfor Group Holdings Ltd.	162,500	287,218
Lonking Holdings Ltd.	235,000	41,059
Lufax Holding Ltd. (ADR) (b)	234,200	248,252
Luxi Chemical Group Co. Ltd. - Class A	23,600	36,573
Luzhou Laojiao Co. Ltd. - Class A	4,000	120,085
Meituan - Class B (a)	221,710	3,218,640
MINISO Group Holding Ltd. (ADR) (a) (b)	23,200	600,880
Minth Group Ltd.	82,000	209,709
Nanjing Iron & Steel Co. Ltd. - Class A	104,300	52,850
NetDragon Websoft Holdings Ltd.	86,000	158,962
NetEase, Inc.	136,100	2,732,284
New Oriental Education & Technology Group, Inc. (a)	82,000	486,008
Newland Digital Technology Co. Ltd. - Class A (a)	81,400	213,733
Nongfu Spring Co. Ltd. - Class H	14,600	83,529
PDD Holdings, Inc. (ADR) (a)	26,100	2,559,627
PetroChina Co. Ltd. - Class A	427,900	467,465
PetroChina Co. Ltd. - Class H	2,090,000	1,568,949
PICC Property & Casualty Co. Ltd. - Class H	58,000	74,170
Ping An Insurance Group Co. of China Ltd. - Class A	105,300	703,997
Ping An Insurance Group Co. of China Ltd. - Class H	441,500	2,500,744
Poly Developments & Holdings Group Co. Ltd. - Class A	53,700	93,658
Power Construction Corp. of China Ltd. - Class A	73,800	54,088
Qifu Technology, Inc. (ADR)	6,400	98,304
Shaanxi Coal Industry Co. Ltd. - Class A	107,900	272,832
Shan Xi Hua Yang Group New Energy Co. Ltd. - Class A	67,200	77,460
Shandong Jinjing Science & Technology Co. Ltd. - Class A	45,500	45,206
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	75,200	65,894
Shanghai International Port Group Co. Ltd. - Class A	219,000	154,342
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	28,000	69,306
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	294,100	457,890
Shanxi Coal International Energy Group Co. Ltd. - Class A	23,900	61,714
Shanxi Lu’an Environmental Energy Development Co. Ltd. - Class A	80,700	209,800
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	5,160	171,009
Shenzhen Expressway Corp. Ltd. - Class A	72,800	99,568
Shenzhen Expressway Corp. Ltd. - Class H	156,000	127,398
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	7,400	274,042
Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	64,600	257,974
Sinopec Engineering Group Co. Ltd. - Class H	216,500	97,404
Sinopharm Group Co. Ltd. - Class H	270,400	784,992
Sinotrans Ltd. - Class H	1,032,000	376,159
Sinotruk Hong Kong Ltd.	183,000	350,354
Sun Art Retail Group Ltd.	292,000	61,909
Sunny Optical Technology Group Co. Ltd.	40,300	280,932
Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	53,400	126,762
TangShan Port Group Co. Ltd. - Class A	323,600	163,475
TBEA Co. Ltd. - Class A	163,352	331,424
Tencent Holdings Ltd. (b)	342,000	13,254,229
Tencent Music Entertainment Group (ADR) (a)	91,500	583,770

BHFTI-310

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Tian Di Science & Technology Co. Ltd. - Class A	108,500	$80,576
Tian Ge Interactive Holdings Ltd.	66,231	3,448
Tianli International Holdings Ltd.	116,122	37,355
Tianneng Power International Ltd.	124,000	116,989
Tingyi Cayman Islands Holding Corp.	125,876	176,002
Tongcheng Travel Holdings Ltd. (a)	9,614	21,036
Tongwei Co. Ltd. - Class A	11,400	50,346
Topsports International Holdings Ltd.	323,000	245,249
Trip.com Group Ltd. (ADR) (a)	26,700	933,699
Tsingtao Brewery Co. Ltd. - Class A	8,400	100,641
Tsingtao Brewery Co. Ltd. - Class H	58,000	471,800
Uni-President China Holdings Ltd.	205,000	144,482
Vipshop Holdings Ltd. (ADR) (a)	59,900	958,999
Want Want China Holdings Ltd.	75,000	48,882
Weibo Corp. (ADR)	17,100	214,434
Western Mining Co. Ltd. - Class A	129,900	228,217
Wuliangye Yibin Co. Ltd. - Class A	9,800	211,649
WuXi AppTec Co. Ltd. - Class A	10,991	130,837
WuXi AppTec Co. Ltd. - Class H (b)	64,600	768,750
Wuxi Biologics Cayman, Inc. (a)	190,500	1,118,845
XD, Inc. (a)	14,000	25,141
Xiamen C & D, Inc. - Class A	154,600	209,946
Xiaomi Corp. - Class B (a)	348,800	543,144
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	56,400	105,557
Xinte Energy Co. Ltd. - Class H (a) (b)	70,000	137,834
Yadea Group Holdings Ltd.	350,000	648,917
YongXing Special Materials Technology Co. Ltd. - Class A	11,570	71,838
Youdao, Inc. (ADR) (a) (b)	9,800	39,396
YuanShengTai Dairy Farm Ltd. (a)	841,000	12,137
Yuexiu Property Co. Ltd.	170,300	194,232
Yum China Holdings, Inc.	30,600	1,705,032
Zai Lab Ltd. (ADR) (a) (b)	7,217	175,445
Zangge Mining Co. Ltd. - Class A	53,600	168,493
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	11,850	7,834
Zhejiang Expressway Co. Ltd. - Class H	158,000	117,713
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	172,000	196,386
Zhejiang Xinan Chemical Industrial Group Co. Ltd. - Class A	70,600	97,741
Zhongjin Gold Corp. Ltd. - Class A	22,400	33,522
Zhuzhou CRRC Times Electric Co. Ltd.	21,400	73,992
Zijin Mining Group Co. Ltd. - Class H	108,000	164,254
ZTE Corp. - Class A	34,600	154,787
ZTE Corp. - Class H	218,800	659,272
ZTO Express Cayman, Inc. (ADR)	21,300	514,821

		101,282,295

Czech Republic—0.3%
Komercni Banka AS	20,560	597,273
Moneta Money Bank AS	133,141	483,065
Philip Morris CR AS	62	46,098

		1,126,436

Egypt—0.2%
Abou Kir Fertilizers & Chemical Industries	75,943	164,666
Eastern Co. SAE	179,207	139,659
ElSewedy Electric Co.	254,173	193,557
Telecom Egypt Co.	129,900	125,623

		623,505

Greece—0.7%
Danaos Corp.	558	36,951
JUMBO SA	17,230	473,945
Motor Oil Hellas Corinth Refineries SA	9,085	229,775
Mytilineos SA	24,620	905,941
OPAP SA	35,430	593,910

		2,240,522

Hong Kong—0.3%
Bosideng International Holdings Ltd.	1,162,000	496,371
China High Speed Transmission Equipment Group Co. Ltd. (a) (b)	110,000	31,580
Sino Biopharmaceutical Ltd.	147,000	53,264
Skyworth Group Ltd.	210,340	78,727
United Laboratories International Holdings Ltd.	276,000	279,208

		939,150

Hungary—0.1%
MOL Hungarian Oil & Gas PLC	51,279	388,798

India—16.0%
360 ONE WAM Ltd.	30,880	187,272
Adani Power Ltd. (a)	98,579	446,037
Allcargo Logistics Ltd.	29,629	96,838
Allcargo Terminals Ltd. (a)	29,629	12,203
Amara Raja Batteries Ltd.	44,324	339,591
Apollo Hospitals Enterprise Ltd.	4,213	261,172
Apollo Tyres Ltd.	24,674	109,183
Asian Paints Ltd.	2,686	102,306
Aster DM Healthcare Ltd. (a)	46,157	183,185
Aurobindo Pharma Ltd.	43,079	475,511
Axis Bank Ltd.	140,328	1,743,692
Bajaj Auto Ltd.	1,894	115,391
Bajaj Consumer Care Ltd.	33,488	90,634
Bajaj Finance Ltd.	8,355	783,446
Bajaj Finserv Ltd.	11,283	208,822
Bandhan Bank Ltd.	38,302	115,891
Bank of Baroda	128,930	332,240
Bharat Electronics Ltd.	461,670	766,652
Bharat Petroleum Corp. Ltd.	91,579	382,518
Bharti Airtel Ltd.	62,630	699,279
Bombay Burmah Trading Co. (a)	6,950	104,704
Britannia Industries Ltd.	791	43,152
CESC Ltd.	123,023	132,950
CIE Automotive India Ltd.	16,972	97,982
Cipla Ltd.	13,734	196,645
Cochin Shipyard Ltd.	4,457	58,253
Cyient Ltd.	11,704	238,641
DCM Shriram Ltd.	15,342	200,611
Dr Reddy’s Laboratories Ltd.	13,770	926,371
Eicher Motors Ltd.	3,291	137,502
EID Parry India Ltd.	23,281	146,275
Engineers India Ltd.	81,707	144,807
Finolex Cables Ltd.	22,810	303,465
GAIL India Ltd.	534,338	801,549
General Insurance Corp. of India (a)	48,549	130,198
Glenmark Pharmaceuticals Ltd.	44,332	456,842
Godrej Consumer Products Ltd. (a)	5,700	67,929

BHFTI-311

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

India—(Continued)
Grasim Industries Ltd.	38,164	$894,414
Great Eastern Shipping Co. Ltd.	23,450	238,688
Gujarat Pipavav Port Ltd.	115,327	172,449
Gujarat State Fertilizers & Chemicals Ltd.	42,606	88,902
Gujarat State Petronet Ltd.	99,673	338,684
HCL Technologies Ltd.	97,651	1,451,165
HDFC Bank Ltd.	116,870	2,139,570
Hero MotoCorp Ltd.	816	30,031
Hindalco Industries Ltd.	183,470	1,085,034
Hindustan Aeronautics Ltd.	31,520	731,729
Hindustan Unilever Ltd.	24,992	740,716
Hindustan Zinc Ltd.	17,919	66,518
ICICI Bank Ltd.	207,916	2,380,543
Indian Hotels Co. Ltd.	24,507	121,292
Indian Oil Corp. Ltd.	774,813	849,261
Indo Count Industries Ltd.	34,748	93,416
Indraprastha Gas Ltd.	18,679	101,995
Infosys Ltd.	3,819	65,627
Infosys Ltd. (ADR) (b)	210,300	3,598,233
ITC Ltd.	218,799	1,169,033
JB Chemicals & Pharmaceuticals Ltd.	1,748	31,164
Jindal Steel & Power Ltd.	115,962	980,693
Jio Financial Services Ltd. (a)	139,905	389,181
JK Lakshmi Cement Ltd.	33,658	261,743
JK Tyre & Industries Ltd.	14,866	49,852
JSW Steel Ltd.	84,659	792,597
Kalpataru Projects International Ltd.	15,576	118,899
Karnataka Bank Ltd.	44,188	132,218
Kaveri Seed Co. Ltd. (a)	4,484	32,458
Kotak Mahindra Bank Ltd.	26,360	551,259
LT Foods Ltd.	128,969	256,245
Lupin Ltd.	6,603	92,773
Mahindra & Mahindra Ltd.	89,673	1,679,399
Manappuram Finance Ltd.	238,297	430,511
Maruti Suzuki India Ltd.	968	123,432
Max Healthcare Institute Ltd.	32,438	221,557
Motilal Oswal Financial Services Ltd.	5,526	58,489
Muthoot Finance Ltd.	25,055	377,429
NCC Ltd.	39,746	74,289
NHPC Ltd.	670,375	425,536
NIIT Learning Systems Ltd. (a)	10,869	55,110
NTPC Ltd.	530,175	1,568,918
Oil & Natural Gas Corp. Ltd.	522,515	1,204,369
Oil India Ltd.	121,203	435,453
Oracle Financial Services Software Ltd.	1,903	94,233
Petronet LNG Ltd.	12,945	37,442
Piramal Enterprises Ltd.	6,951	87,589
Polyplex Corp. Ltd.	11,988	167,273
Power Finance Corp. Ltd.	169,416	514,987
Power Finance Corp. Ltd. (a)	42,354	128,747
Power Grid Corp. of India Ltd.	542,787	1,307,973
Raymond Ltd.	17,500	379,531
REC Ltd.	215,194	745,771
Reliance Industries Ltd.	136,325	3,821,824
RITES Ltd.	58,049	343,769
Shriram Finance Ltd.	8,737	201,075
Sonata Software Ltd.	9,583	121,714

India—(Continued)
State Bank of India	170,937	1,230,484
Sun Pharmaceutical Industries Ltd.	67,024	932,011
Supreme Industries Ltd.	1,405	69,750
Tata Chemicals Ltd.	23,147	287,659
Tata Motors Ltd.	145,618	1,105,351
Tata Steel Ltd.	168,697	261,880
Tech Mahindra Ltd.	69,546	1,023,878
Torrent Power Ltd.	46,017	407,822
TransIndia Real Estate Ltd. (a)	29,629	15,610
Triveni Turbine Ltd. (a)	39,954	210,750
Tube Investments of India Ltd.	6,797	244,078
Uflex Ltd.	8,654	47,691
UltraTech Cement Ltd.	914	90,974
Union Bank of India Ltd.	65,467	83,758
UPL Ltd.	101,043	749,280
Varun Beverages Ltd.	55,290	632,128
Vedanta Ltd.	208,510	558,224
Voltamp Transformers Ltd.	1,800	97,097
Welspun India Ltd.	78,228	114,102
West Coast Paper Mills Ltd.	9,521	80,891
Wipro Ltd.	121,298	591,997

		55,127,956

Indonesia—2.1%
Astra International Tbk PT	2,573,000	1,035,240
Bank Central Asia Tbk PT	2,546,700	1,452,940
Bank Mandiri Persero Tbk PT	3,808,500	1,484,732
Bank Rakyat Indonesia Persero Tbk PT	5,488,200	1,854,732
Indofood Sukses Makmur Tbk PT	1,715,800	734,963
Sumber Alfaria Trijaya Tbk PT	656,600	125,782
United Tractors Tbk PT	385,600	704,027

		7,392,416

Malaysia—1.2%
Alliance Bank Malaysia Bhd	386,200	278,134
AMMB Holdings Bhd	268,654	211,622
Berjaya Food Bhd	311,900	49,876
Bermaz Auto Bhd	336,700	178,465
Bumi Armada Bhd (a)	2,591,100	308,805
CIMB Group Holdings Bhd	486,723	562,419
Eco World Development Group Bhd	130,000	29,909
Heineken Malaysia Bhd	10,900	56,444
Hong Leong Financial Group Bhd	31,400	118,376
IOI Corp. Bhd	392,100	332,282
Kuala Lumpur Kepong Bhd	9,300	42,301
Malayan Banking Bhd	44,367	83,039
Padini Holdings Bhd	33,384	28,120
Petronas Chemicals Group Bhd	278,900	426,730
Public Bank Bhd	209,000	180,525
RHB Bank Bhd	483,021	558,310
Sime Darby Plantation Bhd	361,200	330,016
Ta Ann Holdings Bhd	86,500	62,075
Telekom Malaysia Bhd	63,464	66,141
Tenaga Nasional Bhd	34,000	72,335
TSH Resources Bhd	345,000	72,704
UMW Holdings Bhd	91,600	93,047

BHFTI-312

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Malaysia—(Continued)
United Plantations Bhd	18,900	$67,003
YTL Power International Bhd	101,800	44,436

		4,253,114

Mexico—2.9%
Alfa SAB de CV - Class A	350,900	228,732
Alsea SAB de CV (a)	67,000	244,510
America Movil SAB de CV	2,227,573	1,923,682
Arca Continental SAB de CV	89,200	812,640
Banco del Bajio SA	178,900	560,593
Cemex SAB de CV (ADR) (a)	176,700	1,148,550
Fibra Uno Administracion SA de CV (b)	643,400	1,076,179
Fomento Economico Mexicano SAB de CV	37,000	403,343
GMexico Transportes SAB de CV - Class C	22,800	53,574
Grupo Bimbo SAB de CV - Series A	196,700	945,605
Grupo Financiero Banorte SAB de CV - Class O	131,300	1,100,501
Grupo Mexico SAB de CV - Series B	34,600	163,515
Orbia Advance Corp. SAB de CV	250,900	520,876
Southern Copper Corp.	2,100	158,109
TF Administradora Industrial S de Real de CV	9,849	17,435
Wal-Mart de Mexico SAB de CV	170,500	643,551

		10,001,395

Peru—0.1%
Credicorp Ltd.	1,400	179,158
Sociedad Minera Cerro Verde SAA	2,082	63,501

		242,659

Philippines—0.4%
Bank of the Philippine Islands	39,881	78,961
Bloomberry Resorts Corp. (a)	225,900	40,312
DMCI Holdings, Inc.	1,340,200	246,844
International Container Terminal Services, Inc.	162,670	594,373
Metropolitan Bank & Trust Co.	186,980	178,169
PLDT, Inc.	5,540	115,173
Semirara Mining & Power Corp.	195,600	120,643
Universal Robina Corp.	29,360	61,657

		1,436,132

Poland—0.8%
Bank Polska Kasa Opieki SA	35,294	810,889
Budimex SA	431	42,862
Dino Polska SA (a)	1,730	139,810
KRUK SA (a)	3,295	310,565
LPP SA	35	103,529
Powszechna Kasa Oszczednosci Bank Polski SA (a)	124,846	986,652
Powszechny Zaklad Ubezpieczen SA	12,840	121,490
XTB SA	13,118	92,209

		2,608,006

Qatar—0.8%
Commercial Bank PSQC	189,071	280,548
Industries Qatar QSC	35,057	132,058
Ooredoo QPSC	267,383	784,269
Qatar Gas Transport Co. Ltd.	101,052	103,239

Qatar—(Continued)
Qatar International Islamic Bank QSC	112,534	296,690
Qatar Islamic Bank SAQ	104,364	531,976
Qatar National Bank QPSC	136,984	579,523
Vodafone Qatar QSC	183,583	90,831

		2,799,134

Russia—0.0%
Gazprom PJSC (a) (c) (d)	595,658	0
Lukoil PJSC (a) (c) (d)	28,706	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	9,141	0
Mobile TeleSystems PJSC (a) (c) (d)	253,200	0
Novatek PJSC (GDR) (a) (c) (d)	1,686	0
Novolipetsk Steel PJSC (GDR) (a) (c) (d)	19,696	0
PhosAgro PJSC (a) (c) (d)	287	0
PhosAgro PJSC (GDR) (a) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (a) (c) (d)	77,745	0
Sberbank of Russia PJSC † (a) (c) (d)	879,480	0
Severstal PAO (GDR) (a) (c) (d)	30,364	0
Tatneft PJSC (ADR) (a) (c) (d)	7,842	0
X5 Retail Group NV (GDR) (a) (c) (d)	23,631	0

		0

Saudi Arabia—4.2%
Abdullah Al Othaim Markets Co.	96,788	350,092
Al Rajhi Bank	65,628	1,188,307
Alinma Bank	105,307	937,097
Almarai Co. JSC	16,370	278,095
Arab National Bank	110,549	707,003
Arabian Centres Co. Ltd.	9,540	50,629
Arriyadh Development Co.	14,702	83,187
Astra Industrial Group	9,151	214,784
Banque Saudi Fransi	68,606	667,730
Etihad Etisalat Co.	73,096	868,969
Leejam Sports Co. JSC	5,269	199,798
Mouwasat Medical Services Co.	16	439
Nahdi Medical Co.	3,600	138,408
National Industrialization Co. - Class C (a)	114,561	388,049
National Medical Care Co.	5,108	167,198
Riyad Bank	129,214	956,026
SABIC Agri-Nutrients Co.	26,355	934,712
Sahara International Petrochemical Co.	74,581	752,329
Saudi Arabian Mining Co. (a)	26,271	282,757
Saudi Arabian Oil Co.	77,669	724,872
Saudi Aramco Base Oil Co.	4,567	181,333
Saudi Awwal Bank	31,121	286,277
Saudi Basic Industries Corp.	47,291	1,040,762
Saudi Electricity Co.	127,654	648,827
Saudi National Bank	79,202	693,220
Saudi Telecom Co.	163,927	1,643,784
United Electronics Co.	244	4,913

		14,389,597

BHFTI-313

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Africa—3.0%
Absa Group Ltd.	57,173	$525,866
African Rainbow Minerals Ltd.	28,347	255,181
Anglo American Platinum Ltd.	5,622	209,603
Exxaro Resources Ltd.	6,056	55,085
FirstRand Ltd.	121,796	410,475
Fortress Real Estate Investments Ltd. (a)	92,373	62,732
Gold Fields Ltd.	26,162	284,356
Impala Platinum Holdings Ltd.	67,685	351,995
Investec Ltd.	52,052	297,248
KAP Ltd.	192,476	24,408
Kumba Iron Ore Ltd.	17,155	412,046
Momentum Metropolitan Holdings	191,187	199,062
Motus Holdings Ltd.	50,551	250,168
Naspers Ltd. - Class N	10,665	1,701,949
Northam Platinum Holdings Ltd. (a)	30,339	184,234
Old Mutual Ltd.	483,946	308,520
Omnia Holdings Ltd.	37,943	112,852
OUTsurance Group Ltd.	285,147	644,329
Sappi Ltd.	99,191	231,137
Sasol Ltd.	3,326	45,770
Shoprite Holdings Ltd. (b)	71,508	905,676
Sibanye Stillwater Ltd.	318,152	489,455
Standard Bank Group Ltd.	139,129	1,348,510
Sun International Ltd.	28,415	62,687
Super Group Ltd.	27,071	47,274
Truworths International Ltd.	121,292	488,778
Woolworths Holdings Ltd.	157,971	564,704
Zeda Ltd. (a)	30,680	18,803

		10,492,903

South Korea—11.8%
BGF retail Co. Ltd.	4,571	477,460
Celltrion, Inc.	473	48,818
Chong Kun Dang Pharmaceutical Corp.	2,633	182,530
Daishin Securities Co. Ltd.	7,336	79,148
DB Insurance Co. Ltd.	14,538	962,832
Doosan Bobcat, Inc.	18,675	701,726
GS Holdings Corp.	5,723	168,599
Hana Financial Group, Inc.	33,858	1,064,780
Hankook Tire & Technology Co. Ltd.	22,455	657,294
Hanwha Aerospace Co. Ltd.	4,052	314,014
HD Hyundai Co. Ltd.	4,187	205,354
Hyundai Glovis Co. Ltd.	5,704	779,230
Hyundai Mobis Co. Ltd.	3,750	668,083
Hyundai Motor Co.	11,694	1,655,464
ISU Chemical Co. Ltd.	5,479	61,701
JYP Entertainment Corp.	1,069	88,925
KB Financial Group, Inc.	33,997	1,398,311
KG Chemical Corp.	35,755	189,459
Kia Corp.	24,556	1,473,861
Korea Investment Holdings Co. Ltd.	2,864	112,647
Korean Air Lines Co. Ltd.	32,405	522,101
Korean Reinsurance Co.	786	4,798
KT&G Corp.	10,567	675,702
Kumho Petrochemical Co. Ltd.	4,665	462,219
LG Chem Ltd.	1,586	583,107
LG Corp.	3,484	215,739

South Korea—(Continued)
LG Electronics, Inc.	12,610	942,436
LG Energy Solution Ltd. (a)	276	97,414
LG Innotek Co. Ltd.	3,412	617,897
LS Corp.	1,163	87,502
Mirae Asset Securities Co. Ltd.	146,330	699,168
NAVER Corp.	2,079	310,245
NCSoft Corp.	360	59,330
NH Investment & Securities Co. Ltd. - Class C	25,346	191,913
OCI Holdings Co. Ltd.	397	28,585
Orion Corp.	798	75,856
Orion Holdings Corp.	3,874	43,859
POSCO Holdings, Inc.	4,977	1,950,332
PSK, Inc.	6,469	92,314
Samsung C&T Corp.	4,804	382,245
Samsung Electro-Mechanics Co. Ltd.	5,561	568,082
Samsung Electronics Co. Ltd.	263,970	13,374,031
Samsung Engineering Co. Ltd. (a)	4,708	105,489
Samsung Fire & Marine Insurance Co. Ltd.	3,439	662,321
Samsung Life Insurance Co. Ltd.	18,177	945,717
Samsung SDI Co. Ltd.	1,788	678,019
Samsung Securities Co. Ltd.	29,764	810,251
Shinhan Financial Group Co. Ltd.	44,164	1,166,177
SK Hynix, Inc.	33,933	2,882,181
Woori Financial Group, Inc.	8,764	79,823
Youngone Corp.	2,029	72,611

		40,677,700

Taiwan—14.8%
Acter Group Corp. Ltd.	59,000	299,012
Advanced International Multitech Co. Ltd.	82,000	178,957
ASE Technology Holding Co. Ltd.	328,000	1,114,395
Asia Vital Components Co. Ltd.	3,732	39,542
Cathay Financial Holding Co. Ltd.	66,703	92,100
Chicony Power Technology Co. Ltd.	31,000	109,882
Chunghwa Telecom Co. Ltd.	260,000	934,510
Coretronic Corp.	24,000	57,143
CTBC Financial Holding Co. Ltd.	1,654,000	1,257,589
Delta Electronics, Inc.	44,000	442,348
Depo Auto Parts Ind Co. Ltd.	78,000	324,096
Eva Airways Corp.	79,000	72,810
Evergreen Marine Corp. Taiwan Ltd.	21,800	78,413
Far Eastern Department Stores Ltd.	144,000	105,319
Far Eastern New Century Corp.	121,000	107,790
Farglory Land Development Co. Ltd.	84,000	150,453
First Financial Holding Co. Ltd.	796,531	655,142
Fubon Financial Holding Co. Ltd.	729,155	1,372,049
Fusheng Precision Co. Ltd.	20,000	126,092
Gamania Digital Entertainment Co. Ltd.	133,000	272,417
Gigabyte Technology Co. Ltd.	11,000	96,257
Global Brands Manufacture Ltd.	31,000	59,648
Global Mixed Mode Technology, Inc.	12,000	97,235
Goldsun Building Materials Co. Ltd. - Class C	240,000	186,277
Grape King Bio Ltd.	42,000	202,973
Hannstar Board Corp.	217,000	399,327
Hon Hai Precision Industry Co. Ltd.	828,000	2,669,201
Huaku Development Co. Ltd.	46,000	127,966

BHFTI-314

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—(Continued)
International Games System Co. Ltd. - Class C	18,000	$363,840
Inventec Corp.	35,000	53,785
Kindom Development Co. Ltd.	155,100	159,106
King’s Town Bank Co. Ltd.	50,000	57,429
Kung Long Batteries Industrial Co. Ltd.	7,000	28,524
Largan Precision Co. Ltd.	14,000	927,377
Lite-On Technology Corp.	310,000	1,178,334
Makalot Industrial Co. Ltd.	33,000	343,783
MediaTek, Inc.	105,000	2,398,774
Micro-Star International Co. Ltd.	156,000	793,554
Novatek Microelectronics Corp.	78,000	1,023,372
Pou Chen Corp.	821,000	728,890
Primax Electronics Ltd.	136,000	291,796
Quanta Computer, Inc.	246,000	1,832,725
Realtek Semiconductor Corp.	48,000	592,360
Shinkong Insurance Co. Ltd.	61,000	114,137
Simplo Technology Co. Ltd.	34,000	353,037
Sinon Corp.	83,000	93,996
SinoPac Financial Holdings Co. Ltd.	358,993	193,783
Taiwan Hon Chuan Enterprise Co. Ltd.	108,000	353,172
Taiwan Semiconductor Manufacturing Co. Ltd.	1,322,000	21,453,538
Teco Electric & Machinery Co. Ltd.	196,000	316,087
Test Research, Inc.	28,000	52,752
Uni-President Enterprises Corp.	249,000	541,373
Unimicron Technology Corp.	136,000	732,477
United Integrated Services Co. Ltd.	42,000	295,827
United Microelectronics Corp.	972,000	1,362,791
Voltronic Power Technology Corp.	10,000	491,013
Walsin Lihwa Corp.	63,000	71,967
Wan Hai Lines Ltd.	12,671	18,977
Winbond Electronics Corp. (a)	348,000	274,928
Wistron Corp.	241,000	761,098
Yang Ming Marine Transport Corp.	123	173
Yuanta Financial Holding Co. Ltd.	1,413,848	1,097,669
Zhen Ding Technology Holding Ltd.	27,000	82,385

		51,063,772

Thailand—1.9%
Advanced Info Service PCL (NVDR)	62,300	389,337
AP Thailand PCL (NVDR)	2,064,300	668,043
Bangkok Bank PCL	70,800	325,685
Bangkok Bank PCL (NVDR)	72,000	331,241
Bangkok Dusit Medical Services PCL (NVDR)	534,900	392,459
Delta Electronics Thailand PCL	266,900	606,549
Ichitan Group PCL	610,300	281,580
Indorama Ventures PCL	172,400	123,101
Indorama Ventures PCL (NVDR)	550,700	392,313
Kiatnakin Phatra Bank PCL (NVDR)	369,700	560,709
Land & Houses PCL (NVDR)	1,238,300	265,103
Siam Cement PCL	605	5,001
SPCG PCL	70,100	23,680
Supalai PCL	654,500	361,289
Supalai PCL (NVDR)	435,200	240,180
Thanachart Capital PCL	164,100	225,335
Tisco Financial Group PCL (NVDR)	266,800	723,868
TMBThanachart Bank PCL	9,730,700	459,644

		6,375,117

Turkey—0.9%
AG Anadolu Grubu Holding AS	12,415	97,499
BIM Birlesik Magazalar AS	26,921	268,390
KOC Holding AS	206,405	1,097,673
Tofas Turk Otomobil Fabrikasi AS	43,338	464,528
Turk Hava Yollari AO (a)	32,297	284,237
Turkiye Is Bankasi AS - Class C	708,828	662,451
Yapi ve Kredi Bankasi AS	255,100	171,052

		3,045,830

United Arab Emirates—1.2%
Abu Dhabi Commercial Bank PJSC	252,344	594,397
Abu Dhabi Islamic Bank PJSC	214,007	655,893
Air Arabia PJSC	514,292	393,439
Dubai Islamic Bank PJSC	387,739	617,596
Emirates NBD Bank PJSC	268,056	1,299,344
Emirates Telecommunications Group Co. PJSC	68,407	380,694
Fertiglobe PLC	117,656	111,809
First Abu Dhabi Bank PJSC	56,467	209,131

		4,262,303

Total Common Stocks (Cost $366,373,035)		335,141,858

Preferred Stocks—2.1%

Brazil—1.6%
Banco Bradesco SA	164,536	468,087
Cia Energetica de Minas Gerais	324,849	802,016
Gerdau SA	181,750	872,493
Itausa SA	586,274	1,055,551
Petroleo Brasileiro SA	320,300	2,207,318
Randon SA Implementos e Participacoes	33,600	77,941
Unipar Carbocloro SA - Class B	15,880	255,992

		5,739,398

Chile—0.0%
Sociedad Quimica y Minera de Chile SA - Class B ,	500	29,737

Colombia—0.0%
Bancolombia SA	14,973	99,379

South Korea—0.5%
Samsung Electronics Co. Ltd.	39,702	1,602,875

Taiwan—0.0%
China Development Financial Holding Corp. (a)	5,460	1,120

Total Preferred Stocks (Cost $6,447,592)		7,472,509

Short-Term Investment—0.2%

Mutual Funds—0.2%
Invesco STIC Prime Portfolio, Institutional Class 5.290% (e)	810,254	810,335

Total Short-Term Investments (Cost $810,335)		810,335

BHFTI-315

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (f)—0.5%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.3%
BofA Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.290%, due on 10/02/23 with a maturity value of $249,606; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 11/15/23 - 11/15/41, and an aggregate market value of $254,486	249,496	$249,496
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $128,330; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $130,839	128,273	128,273
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $41,824; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $42,617	41,780	41,780
HSBC Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $300,132; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 09/30/23 - 05/15/52, and an aggregate market value of $306,135	300,000	300,000
Santander U.S. Capital Markets LLC Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $225,100; collateralized by U.S. Government Agency Obligations with rates ranging from 2.250% - 6.182%, maturity dates ranging from 08/25/24 - 02/20/71, and an aggregate market value of $229,602	225,000	225,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $50,023; collateralized by various Common Stock with an aggregate market value of $55,025.	50,000	50,000

		994,549

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class 5.270% (e)	50,000	50,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (e)	50,000	50,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (e)	50,000	50,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (e)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (e)	50,000	50,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (e)	84,501	84,501

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (e)	50,000	50,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (e)	100,000	100,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (e)	50,000	50,000

		584,501

Total Securities Lending Reinvestments (Cost $1,579,050)		1,579,050

Total Investments—100.0% (Cost $375,210,012)		345,003,752
Other assets and liabilities (net)—0.0%		(160,635)

Net Assets—100.0%		$344,843,117

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $3,184,041 and the collateral received consisted of cash in the amount of $1,579,050 and non-cash collateral with a value of $1,758,384. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/29/19-05/10/21	879,480	$3,157,857	$0

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Banks	15.8
Semiconductors & Semiconductor Equipment	9.1
Technology Hardware, Storage & Peripherals	6.2
Interactive Media & Services	5.3
Oil, Gas & Consumable Fuels	5.3
Broadline Retail	5.1
Metals & Mining	3.9
Automobiles	3.0
Insurance	2.9
Chemicals	2.8

BHFTI-316

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Mini Futures	12/15/23	100	USD	4,777,500	$(146,912)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt
(NVDR)—	Non-Voting Depository Receipts

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$12,492,970	$—	$—	$12,492,970
Chile	1,880,148	—	—	1,880,148
China	10,839,402	90,442,893	—	101,282,295
Czech Republic	—	1,126,436	—	1,126,436
Egypt	—	623,505	—	623,505
Greece	36,951	2,203,571	—	2,240,522
Hong Kong	—	939,150	—	939,150
Hungary	—	388,798	—	388,798
India	4,070,337	51,057,619	—	55,127,956
Indonesia	—	7,392,416	—	7,392,416
Malaysia	—	4,253,114	—	4,253,114
Mexico	10,001,395	—	—	10,001,395
Peru	242,659	—	—	242,659
Philippines	—	1,436,132	—	1,436,132
Poland	—	2,608,006	—	2,608,006
Qatar	—	2,799,134	—	2,799,134
Russia	—	—	0	0
Saudi Arabia	—	14,389,597	—	14,389,597
South Africa	—	10,492,903	—	10,492,903
South Korea	—	40,677,700	—	40,677,700
Taiwan	—	51,063,772	—	51,063,772
Thailand	2,411,864	3,963,253	—	6,375,117

BHFTI-317

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Turkey	$—	$3,045,830	$—	$3,045,830
United Arab Emirates	—	4,262,303	—	4,262,303
Total Common Stocks	41,975,726	293,166,132	0	335,141,858
Preferred Stocks
Brazil	5,739,398	—	—	5,739,398
Chile	29,737	—	—	29,737
Colombia	99,379	—	—	99,379
South Korea	—	1,602,875	—	1,602,875
Taiwan	—	1,120	—	1,120
Total Preferred Stocks	5,868,514	1,603,995	—	7,472,509
Total Short-Term Investment*	810,335	—	—	810,335
Securities Lending Reinvestments
Repurchase Agreements	—	994,549	—	994,549
Mutual Funds	584,501	—	—	584,501
Total Securities Lending Reinvestments	584,501	994,549	—	1,579,050
Total Investments	$49,239,076	$295,764,676	$0	$345,003,752

Collateral for Securities Loaned (Liability)	$—	$(1,579,050)	$—	$(1,579,050)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(146,912)	$—	$—	$(146,912)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTI-318

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—88.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—88.6%
Consumer Discretionary Select Sector SPDR Fund (a) (b)	198,098	$31,889,816
Energy Select Sector SPDR Fund (a) (b)	375,370	33,929,694
Industrial Select Sector SPDR Fund (a) (b)	325,205	32,969,283
iShares 0-5 Year TIPS Bond ETF	703,817	68,213,944
iShares 20+ Year Treasury Bond ETF	274,254	24,323,587
iShares Core MSCI Emerging Markets ETF (a)	3,139,527	149,410,090
iShares Core S&P 500 ETF	418,703	179,803,629
iShares Core S&P Mid-Cap ETF (a)	199,101	49,645,834
iShares Core S&P Small-Cap ETF (a)	1,138,550	107,399,421
SPDR Blackstone Senior Loan ETF (a) (b)	1,020,247	42,778,957
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	2,102,717	41,696,878
SPDR Bloomberg High Yield Bond ETF (a) (b)	467,589	42,270,046
SPDR Gold Shares (a) (b) (c)	191,768	32,878,624
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	5,074,423	157,357,857
SPDR S&P 500 ETF Trust (a) (b)	707,685	302,521,184
SPDR S&P International Small Cap ETF (b)	1,123,085	32,726,697
Vanguard Total Bond Market ETF	1,931,346	134,769,324

Total Mutual Funds (Cost $1,492,144,192)		1,464,584,865

Short-Term Investment—11.3%

Mutual Funds—11.3%
Invesco STIC Prime Portfolio, Institutional Class 5.290% (d)	186,541,158	186,559,812

Total Short-Term Investments (Cost $186,559,812)		186,559,812

Securities Lending Reinvestments (e)—22.5%

Certificates of Deposit—4.7%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (f)	7,000,000	7,000,945
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (f)	5,000,000	5,003,215
Bank of Nova Scotia 5.600%, SOFR + 0.290%, 11/20/23 (f)	5,000,000	5,000,375
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (f)	5,000,000	4,999,760
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (f)	4,000,000	4,000,392
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (f)	5,000,000	4,999,560
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/20/23	2,000,000	1,993,800
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (f)	5,000,000	5,000,245
MUFG Bank Ltd. (London)
Zero Coupon, 11/20/23	1,000,000	992,190
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (f)	6,000,000	6,000,912
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (f)	10,000,000	10,001,460

Certificates of Deposit—(Continued)
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (f)	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (f)	5,000,000	5,004,655
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (f)	6,000,000	6,000,318
Svenska Handelsbanken AB 5.840%, SOFR + 0.520%, 04/19/24 (f)	5,000,000	5,003,025
Toronto-Dominion Bank 5.780%, FEDEFF PRV + 0.450%, 10/13/23 (f)	5,000,000	5,000,475

		78,001,327

Commercial Paper—1.5%
Bedford Row Funding Corp. 5.560%, SOFR + 0.250%, 10/17/23 (f)	5,000,000	5,000,265
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (f)	7,000,000	7,001,540
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (f)	2,000,000	1,999,998
Skandinaviska Enskilda Banken AB
5.680%, SOFR + 0.360%, 11/15/23 (f)	4,000,000	4,001,080
5.700%, SOFR + 0.380%, 12/15/23 (f)	7,000,000	7,002,800

		25,005,683

Repurchase Agreements—9.7%
Barclays Bank PLC Repurchase Agreement dated 09/29/23 at 5.670%, due on 01/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,143,961.	10,000,000	10,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $11,054,899; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $11,271,000.	11,050,000	11,050,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $5,027,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $5,100,366.	5,000,000	5,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $10,301,653; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $10,629,713.	10,000,000	10,000,000

BHFTI-319

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $49,446,463; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $50,413,129.	49,424,633	$49,424,633
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $950,421; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $973,541.	950,000	950,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $13,513,965; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $13,834,524.	13,500,000	13,500,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $18,019,075; collateralized by various Common Stock with an aggregate market value of $20,087,773.	18,000,000	18,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $32,258,553; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.875%, maturity dates ranging from 01/31/24 - 08/31/29, and an aggregate market value of $32,903,735.	32,244,365	32,244,365
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $10,054,347; collateralized by various Common Stock with an aggregate market value of $11,112,836.	10,000,000	10,000,000

		160,168,998

Time Deposits—2.1%
Barclays (NY) 5.330%, 10/02/23	3,000,000	3,000,000
First Abu Dhabi Bank USA NV 5.320%, 10/02/23	15,000,000	15,000,000
National Bank of Canada
5.370%, OBFR + 0.050%, 10/06/23 (f)	7,000,000	7,000,000
5.390%, OBFR + 0.070%, 10/06/23 (f)	10,000,000	10,000,000

		35,000,000

Mutual Funds—4.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (d)	30,000,000	30,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (d)	10,000,000	10,000,000

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (d)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (d)	20,000,000	20,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (d)	5,000,000	5,000,000

		75,000,000

Total Securities Lending Reinvestments (Cost $373,155,954)		373,176,008

Total Investments—122.4% (Cost $2,051,859,958)		2,024,320,685
Other assets and liabilities (net)—(22.4)%		(371,127,345)

Net Assets—100.0%		$1,653,193,340

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $462,132,040 and the collateral received consisted of cash in the amount of $373,126,188 and non-cash collateral with a value of $100,987,440. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-320

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,464,584,865	$—	$—	$1,464,584,865
Total Short-Term Investment*	186,559,812	—	—	186,559,812
Securities Lending Reinvestments
Certificates of Deposit	—	78,001,327	—	78,001,327
Commercial Paper	—	25,005,683	—	25,005,683
Repurchase Agreements	—	160,168,998	—	160,168,998
Time Deposits	—	35,000,000	—	35,000,000
Mutual Funds	75,000,000	—	—	75,000,000
Total Securities Lending Reinvestments	75,000,000	298,176,008	—	373,176,008
Total Investments	$1,726,144,677	$298,176,008	$—	$2,024,320,685

Collateral for Securities Loaned (Liability)	$—	$(373,126,188)	$—	$(373,126,188)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-321

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—93.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—93.4%
Consumer Discretionary Select Sector SPDR Fund (a)(b)	125,424	$20,190,756
Energy Select Sector SPDR Fund (a)(b)	236,782	21,402,725
Industrial Select Sector SPDR Fund (a)(b)	205,522	20,835,820
iShares 20+ Year Treasury Bond ETF (b)	76,965	6,826,026
iShares Core MSCI Emerging Markets ETF	1,689,833	80,419,152
iShares Core S&P 500 ETF (b)	208,421	89,502,230
iShares Core S&P Mid-Cap ETF (b)	125,813	31,371,472
iShares Core S&P Small-Cap ETF (b)	627,244	59,167,926
SPDR Blackstone Senior Loan ETF (a)(b)	258,301	10,830,561
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	531,273	10,535,144
SPDR Bloomberg High Yield Bond ETF (a)(b)	118,127	10,678,681
SPDR Gold Shares (a)(b)(c)	121,131	20,767,910
SPDR Portfolio Developed World ex-U.S. ETF (a)(b)	3,146,010	97,557,770
SPDR S&P 500 ETF Trust (a)(b)	338,559	144,727,201
SPDR S&P International Small Cap ETF (a)(b)	710,895	20,715,480

Total Mutual Funds (Cost $654,894,267)		645,528,854

Short-Term Investment—6.5%

Mutual Funds—6.5%
Invesco STIC Prime Portfolio, Institutional Class 5.290% (f)	45,177,977	45,182,495

Total Short-Term Investments (Cost $45,182,495)		45,182,495

Securities Lending Reinvestments(d)—22.5%

Certificates of Deposit—3.6%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (e)	2,000,000	2,000,270
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (e)	3,000,000	2,999,856
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (e)	3,000,000	3,000,294
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	1,000,000	1,000,133
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (e)	4,000,000	3,999,648
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (e)	2,000,000	2,000,098
MUFG Bank Ltd. (London) Zero Coupon, 10/18/23	1,000,000	997,200
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (e)	3,000,000	3,000,456
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (e)	2,000,000	2,000,292
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (e)	3,000,000	3,001,740

		24,996,887

Commercial Paper—0.9%
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (e)	3,000,000	3,000,810
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (e)	3,000,000	3,000,000

		6,000,810

Repurchase Agreements—12.4%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $15,006,650; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $15,300,000.	15,000,000	15,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $1,701,808; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $1,734,042.	1,700,000	1,700,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $4,021,856; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $4,080,292.	4,000,000	4,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $5,150,826; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $5,314,856.	5,000,000	5,000,000
ING Financial Markets LLC. Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $32,392,108; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $33,025,366.	32,377,808	32,377,808
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $6,006,207; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $6,148,677.	6,000,000	6,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $20,008,800; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.875%, maturity dates ranging from 01/31/24 - 08/31/29, and an aggregate market value of $20,408,983.	20,000,000	20,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $1,700,768; collateralized by various Common Stock with an aggregate market value of $1,892,132.	1,700,000	1,700,000

		85,777,808

BHFTI-322

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposit—0.7%
First Abu Dhabi Bank USA NV 5.320%, 10/02/23	5,000,000	$5,000,000

Mutual Funds—4.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (f)	15,000,000	15,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (f)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (f)	1,000,000	1,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (f)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (f)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (f)	1,000,000	1,000,000

		34,000,000

Total Securities Lending Reinvestments (Cost $155,772,569)		155,775,505

Total Investments— 122.4% (Cost $855,849,331)		846,486,854
Other assets and liabilities (net)—(22.4)%		(154,973,912)

Net Assets—100.0%		$691,512,942

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $196,964,679 and the collateral received consisted of cash in the amount of $155,749,466 and non-cash collateral with a value of $46,364,425. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)	—	Effective Federal Funds Rate
(SOFR)	—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)	—	Exchange-Traded Fund

BHFTI-323

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Consolidated Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$645,528,854	$—	$—	$645,528,854
Total Short-Term Investment*	45,182,495	—	—	45,182,495
Securities Lending Reinvestments
Certificates of Deposit	—	24,996,887	—	24,996,887
Commercial Paper	—	6,000,810	—	6,000,810
Repurchase Agreements	—	85,777,808	—	85,777,808
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	34,000,000	—	—	34,000,000
Total Securities Lending Reinvestments	34,000,000	121,775,505	—	155,775,505
Total Investments	$724,711,349	$121,775,505	$—	$846,486,854

Collateral for Securities Loaned (Liability)	$—	$(155,749,466)	$—	$(155,749,466)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-324

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co. (a)	53,000	$10,159,040
L3Harris Technologies, Inc.	273,031	47,540,158

		57,699,198

Air Freight & Logistics—0.7%
United Parcel Service, Inc. - Class B	114,034	17,774,480

Banks—8.5%
Bank of America Corp.	2,046,184	56,024,518
Fifth Third Bancorp (b)	1,078,598	27,320,887
Huntington Bancshares, Inc.	2,348,325	24,422,580
U.S. Bancorp (b)	1,050,573	34,731,944
Wells Fargo & Co.	1,604,126	65,544,588

		208,044,517

Beverages—0.8%
Coca-Cola Co.	329,322	18,435,446

Biotechnology—0.5%
AbbVie, Inc.	87,631	13,062,277

Broadline Retail—0.4%
Kohl’s Corp. (b)	490,506	10,281,006

Capital Markets—0.3%
Charles Schwab Corp.	139,000	7,631,100

Chemicals—1.8%
CF Industries Holdings, Inc. (b)	332,533	28,511,379
RPM International, Inc.	177,186	16,799,005

		45,310,384

Consumer Staples Distribution & Retail—2.5%
Walmart, Inc.	389,907	62,357,827

Containers & Packaging—1.0%
International Paper Co.	672,372	23,849,035

Diversified Telecommunication Services—1.0%
Verizon Communications, Inc.	744,306	24,122,957

Electric Utilities—3.3%
NextEra Energy, Inc.	124,000	7,103,960
Southern Co.	1,155,767	74,801,240

		81,905,200

Energy Equipment & Services—0.7%
Baker Hughes Co.	463,000	16,353,160

Entertainment—0.3%
Walt Disney Co. (a)	100,627	8,155,818

Financial Services—3.5%
Equitable Holdings, Inc.	1,131,262	32,116,528
Fiserv, Inc. (a)	470,905	53,193,429

		85,309,957

Food Products—2.4%
Conagra Brands, Inc. (b)	1,465,007	40,170,492
Tyson Foods, Inc. - Class A	361,000	18,226,890

		58,397,382

Ground Transportation—2.3%
Norfolk Southern Corp.	121,000	23,828,530
Union Pacific Corp.	161,184	32,821,898

		56,650,428

Health Care Equipment & Supplies—6.4%
Baxter International, Inc.	848,000	32,003,520
Becton Dickinson & Co.	199,493	51,574,925
Medtronic PLC	534,049	41,848,080
Zimmer Biomet Holdings, Inc.	281,998	31,645,816

		157,072,341

Health Care Providers & Services—5.9%
Cigna Group	147,658	42,240,524
CVS Health Corp.	440,907	30,784,127
Elevance Health, Inc.	132,564	57,721,017
Humana, Inc.	27,059	13,164,744

		143,910,412

Hotels, Restaurants & Leisure—0.6%
Las Vegas Sands Corp.	303,835	13,927,796

Household Products—2.2%
Colgate-Palmolive Co.	384,626	27,350,755
Kimberly-Clark Corp.	220,241	26,616,125

		53,966,880

Industrial Conglomerates—3.6%
3M Co.	86,000	8,051,320
General Electric Co.	339,082	37,485,515
Siemens AG (ADR) (b)	590,870	42,217,662

		87,754,497

Insurance—6.8%
American International Group, Inc.	893,290	54,133,374
Chubb Ltd.	342,250	71,249,605
Hartford Financial Services Group, Inc.	574,397	40,730,491

		166,113,470

IT Services—0.7%
Accenture PLC - Class A	59,490	18,269,974

Machinery—2.7%
Cummins, Inc.	141,475	32,321,378
Stanley Black & Decker, Inc.	417,836	34,922,733

		67,244,111

Media—1.8%
News Corp. - Class A (b)	2,163,490	43,399,609

BHFTI-325

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—3.1%
Ameren Corp.	289,832	$21,688,128
Dominion Energy, Inc. (b)	647,383	28,918,599
Sempra	387,004	26,327,882

		76,934,609

Oil, Gas & Consumable Fuels—9.2%
ConocoPhillips	162,893	19,514,582
EOG Resources, Inc.	143,937	18,245,454
EQT Corp. (b)	533,000	21,629,140
Exxon Mobil Corp.	371,890	43,726,826
Suncor Energy, Inc.	780,136	26,821,076
TC Energy Corp. (b)	315,775	10,865,818
TotalEnergies SE (ADR)	1,077,303	70,843,445
Williams Cos., Inc.	432,267	14,563,075

		226,209,416

Passenger Airlines—0.6%
Southwest Airlines Co. (b)	547,505	14,820,960

Personal Care Products—1.0%
Kenvue, Inc.	1,265,439	25,410,015

Pharmaceuticals—6.3%
Bristol-Myers Squibb Co.	308,443	17,902,032
Elanco Animal Health, Inc. (a)	1,295,184	14,557,868
Johnson & Johnson	400,839	62,430,674
Merck & Co., Inc.	235,863	24,282,096
Pfizer, Inc.	1,061,630	35,214,267

		154,386,937

Residential REITs—2.0%
AvalonBay Communities, Inc.	279,402	47,984,499

Semiconductors & Semiconductor Equipment—4.8%
Applied Materials, Inc.	70,336	9,738,019
Micron Technology, Inc. (b)	429,597	29,225,484
QUALCOMM, Inc.	608,092	67,534,697
Texas Instruments, Inc.	64,056	10,185,545

		116,683,745

Software—0.9%
Microsoft Corp.	73,686	23,266,355

Specialized REITs—1.7%
Weyerhaeuser Co.	1,353,778	41,506,833

Specialty Retail—0.6%
Best Buy Co., Inc.	207,676	14,427,252

Technology Hardware, Storage & Peripherals—2.0%
Western Digital Corp. (a)	1,058,800	48,313,044

Tobacco—2.7%
Philip Morris International, Inc.	725,819	67,196,323

Total Common Stocks (Cost $2,263,745,566)		2,404,139,250

Short-Term Investment—1.5%

Mutual Funds—1.5%
T. Rowe Price Treasury Reserve Fund (c)	36,365,540	36,365,540

Total Short-Term Investments (Cost $36,365,540)		36,365,540

Securities Lending Reinvestments (d)—2.6%

Certificates of Deposit—0.3%
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (e)	1,000,000	1,000,072
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (e)	1,000,000	999,952
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (e)	1,000,000	1,000,098
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	1,000,000	1,000,133
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (e)	1,000,000	999,912
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (e)	1,000,000	1,000,049
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (e)	1,000,000	1,000,053
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (e)	1,000,000	1,000,105

		8,000,374

Commercial Paper—0.1%
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (e)	1,000,000	1,000,000

Repurchase Agreements—1.4%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,111,952.	1,000,000	1,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $8,620,103; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $8,788,609.	8,616,283	8,616,283

BHFTI-326

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $700,745; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $714,017.	700,000	$700,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $5,027,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $5,100,366.	5,000,000	5,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $2,060,331; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $2,125,943.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $10,052,723; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $10,249,252.	10,048,285	10,048,285
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $1,024,780.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $2,602,690; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $2,664,427.	2,600,000	2,600,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $500,226; collateralized by various Common Stock with an aggregate market value of $556,509.	500,000	500,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $2,501,129; collateralized by various Common Stock with an aggregate market value of $2,751,244.	2,500,000	2,500,000

		33,964,568

Time Deposit—0.0%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (e)	1,000,000	1,000,000

Mutual Funds—0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (f)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (f)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (f)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (f)	5,000,000	5,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $63,964,568)		63,964,942

Total Investments—102.1% (Cost $2,364,075,674)		2,504,469,732
Other assets and liabilities (net)—(2.1)%		(50,831,588)

Net Assets—100.0%		$2,453,638,144

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $76,680,129 and the collateral received consisted of cash in the amount of $63,964,568 and non-cash collateral with a value of $13,830,806. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-327

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,404,139,250	$—	$—	$2,404,139,250
Total Short-Term Investment*	36,365,540	—	—	36,365,540
Securities Lending Reinvestments
Certificates of Deposit	—	8,000,374	—	8,000,374
Commercial Paper	—	1,000,000	—	1,000,000
Repurchase Agreements	—	33,964,568	—	33,964,568
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	20,000,000	—	—	20,000,000
Total Securities Lending Reinvestments	20,000,000	43,964,942	—	63,964,942
Total Investments	$2,460,504,790	$43,964,942	$—	$2,504,469,732

Collateral for Securities Loaned (Liability)	$—	$(63,964,568)	$—	$(63,964,568)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-328

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
BWX Technologies, Inc. (a)	77,500	$5,810,950
Textron, Inc.	321,761	25,142,405

		30,953,355

Automobile Components—0.1%
Mobileye Global, Inc. - Class A (a) (b)	22,437	932,257

Beverages—0.3%
Boston Beer Co., Inc. - Class A (a) (b)	10,787	4,201,860

Biotechnology—5.5%
Alnylam Pharmaceuticals, Inc. (b)	72,200	12,786,620
Apellis Pharmaceuticals, Inc. (a) (b)	59,140	2,249,686
Argenx SE (ADR) (b)	13,145	6,462,476
Ascendis Pharma AS (ADR) (a) (b)	50,700	4,747,548
Biogen, Inc. (b)	39,000	10,023,390
CRISPR Therapeutics AG (a) (b)	53,283	2,418,515
Exact Sciences Corp. (b)	64,200	4,379,724
Ionis Pharmaceuticals, Inc. (a) (b)	204,800	9,289,728
Karuna Therapeutics, Inc. (a) (b)	27,008	4,566,783
Roivant Sciences Ltd. (a) (b)	227,082	2,652,318
Sarepta Therapeutics, Inc. (a) (b)	38,838	4,707,942
Seagen, Inc. (a) (b)	13,300	2,821,595

		67,106,325

Capital Markets—4.9%
Cboe Global Markets, Inc.	13,300	2,077,593
Intercontinental Exchange, Inc.	117,100	12,883,342
KKR & Co., Inc.	281,500	17,340,400
MarketAxess Holdings, Inc.	25,100	5,362,364
Raymond James Financial, Inc.	75,500	7,582,465
Tradeweb Markets, Inc. - Class A	168,600	13,521,720

		58,767,884

Chemicals—0.6%
RPM International, Inc.	77,400	7,338,294

Commercial Services & Supplies—0.3%
Waste Connections, Inc.	31,000	4,163,300

Construction Materials—1.2%
Martin Marietta Materials, Inc.	34,338	14,095,062

Consumer Staples Distribution & Retail—2.2%
Casey’s General Stores, Inc. (a)	43,200	11,729,664
Dollar General Corp.	11,900	1,259,020
Dollar Tree, Inc. (a) (b)	116,971	12,451,563
Maplebear, Inc. (b)	19,115	567,524
Maplebear, Inc. † (b) (c)	25,174	672,675

		26,680,446

Containers & Packaging—3.4%
Avery Dennison Corp.	86,200	15,746,154
Ball Corp. (a)	377,886	18,811,165
Sealed Air Corp.	210,800	6,926,888

		41,484,207

Diversified Consumer Services—0.4%
Bright Horizons Family Solutions, Inc. (a) (b)	58,500	4,765,410

Electrical Equipment—0.2%
Shoals Technologies Group, Inc. - Class A (a) (b)	111,200	2,029,400

Electronic Equipment, Instruments & Components—2.6%
Amphenol Corp. - Class A	116,200	9,759,638
Cognex Corp. (a)	107,600	4,566,544
Keysight Technologies, Inc. (b)	111,400	14,739,334
Littelfuse, Inc.	9,400	2,324,808

		31,390,324

Energy Equipment & Services—0.3%
TechnipFMC PLC (a)	161,942	3,293,900

Entertainment—1.9%
Liberty Media Corp.-Liberty Formula One - Class C (b)	130,191	8,110,900
Liberty Media Corp.-Liberty Live - Class C (b)	6,342	203,578
Spotify Technology SA (b)	96,000	14,845,440

		23,159,918

Financial Services—1.2%
FleetCor Technologies, Inc. (a) (b)	56,600	14,452,244

Food Products—0.4%
TreeHouse Foods, Inc. (a) (b)	118,049	5,144,575

Ground Transportation—1.7%
J.B. Hunt Transport Services, Inc. (a)	112,100	21,133,092

Health Care Equipment & Supplies—8.0%
Alcon, Inc.	133,400	10,279,804
Cooper Cos., Inc.	36,000	11,448,360
Dentsply Sirona, Inc.	107,100	3,658,536
Enovis Corp. (a) (b)	140,000	7,382,200
Hologic, Inc. (b)	461,000	31,993,400
ICU Medical, Inc. (a) (b)	33,500	3,986,835
QuidelOrtho Corp. (a) (b)	91,774	6,703,173
Teleflex, Inc. (a)	111,823	21,963,155

		97,415,463

Health Care Providers & Services—2.3%
Acadia Healthcare Co., Inc. (a) (b)	172,400	12,121,444
Agilon health, Inc. (a) (b)	316,838	5,627,043
Molina Healthcare, Inc. (b)	31,500	10,328,535

		28,077,022

Health Care Technology—1.6%
Veeva Systems, Inc. - Class A (b)	94,161	19,157,055

Hotels, Restaurants & Leisure—5.8%
Caesars Entertainment, Inc. (b)	66,399	3,077,593
Chipotle Mexican Grill, Inc. (b)	2,600	4,762,758
Domino’s Pizza, Inc.	46,910	17,769,039
Hilton Worldwide Holdings, Inc.	132,900	19,958,922

BHFTI-329

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
MGM Resorts International (a) (b)	303,387	$11,152,506
Yum! Brands, Inc.	103,671	12,952,655

		69,673,473

Household Products—0.4%
Reynolds Consumer Products, Inc. (a)	175,500	4,498,065

Insurance—1.8%
Assurant, Inc. (a)	92,800	13,324,224
Axis Capital Holdings Ltd.	84,300	4,751,991
Kemper Corp. (a)	24,300	1,021,329
Markel Group, Inc. (b)	1,500	2,208,735

		21,306,279

Interactive Media & Services—0.4%
Match Group, Inc. (b)	121,346	4,753,730

IT Services—0.3%
MongoDB, Inc. (a) (b)	10,100	3,493,186

Life Sciences Tools & Services—5.6%
Agilent Technologies, Inc.	215,600	24,108,392
Avantor, Inc. (b)	775,900	16,355,972
Bruker Corp.	237,211	14,778,245
West Pharmaceutical Services, Inc.	32,618	12,238,600

		67,481,209

Machinery—4.9%
Esab Corp. (a)	134,764	9,463,128
Fortive Corp.	257,900	19,125,864
IDEX Corp.	34,600	7,197,492
Ingersoll Rand, Inc. (a)	362,400	23,092,128

		58,878,612

Media—2.3%
New York Times Co. - Class A	73,700	3,036,440
Trade Desk, Inc. - Class A (b)	313,200	24,476,580

		27,513,020

Oil, Gas & Consumable Fuels—3.8%
Cheniere Energy, Inc.	97,200	16,131,312
Coterra Energy, Inc.	247,800	6,702,990
EQT Corp. (a)	246,200	9,990,796
Pioneer Natural Resources Co.	51,401	11,799,100
Range Resources Corp. (a)	43,200	1,400,112

		46,024,310

Passenger Airlines—0.8%
Southwest Airlines Co. (a)	361,000	9,772,270

Personal Care Products—0.6%
Kenvue, Inc.	348,560	6,999,085

Pharmaceuticals—0.9%
Catalent, Inc. (a) (b)	252,790	11,509,529

Professional Services—4.8%
Broadridge Financial Solutions, Inc.	59,385	10,632,884
Equifax, Inc. (a)	82,300	15,075,714
Paylocity Holding Corp. (b)	51,800	9,412,060
TransUnion	173,600	12,462,744
Verisk Analytics, Inc.	44,200	10,441,808

		58,025,210

Real Estate Management & Development—1.0%
CoStar Group, Inc. (b)	159,083	12,231,892

Semiconductors & Semiconductor Equipment—7.6%
KLA Corp.	27,139	12,447,574
Lattice Semiconductor Corp. (a) (b)	90,600	7,785,258
Marvell Technology, Inc.	556,969	30,148,732
Microchip Technology, Inc.	482,700	37,674,735
NXP Semiconductors NV	21,800	4,358,256

		92,414,555

Software—8.2%
Atlassian Corp. - Class A (b)	27,400	5,521,374
Bill Holdings, Inc. (a) (b)	55,251	5,998,601
CCC Intelligent Solutions Holdings, Inc. (a) (b)	681,197	9,093,980
Clear Secure, Inc. - Class A (a)	77,027	1,466,594
Confluent, Inc. - Class A (a) (b)	45,200	1,338,372
Crowdstrike Holdings, Inc. - Class A (b)	108,077	18,089,928
Fair Isaac Corp. (b)	14,400	12,506,832
Fortinet, Inc. (b)	144,000	8,449,920
HashiCorp, Inc. - Class A (a) (b)	22,700	518,241
Klaviyo, Inc. - Class A (b)	21,984	758,448
PTC, Inc. (b)	112,063	15,877,086
Roper Technologies, Inc.	23,900	11,574,292
Synopsys, Inc. (b)	11,683	5,362,147
Tyler Technologies, Inc. (b)	8,600	3,320,804

		99,876,619

Specialty Retail—4.6%
Bath & Body Works, Inc.	250,100	8,453,380
Burlington Stores, Inc. (b)	107,200	14,504,160
Five Below, Inc. (b)	54,200	8,720,780
O’Reilly Automotive, Inc. (b)	3,900	3,544,554
Ross Stores, Inc.	109,000	12,311,550
Tractor Supply Co. (a)	17,569	3,567,386
Ulta Beauty, Inc. (b)	10,800	4,314,060

		55,415,870

Textiles, Apparel & Luxury Goods—0.4%
Lululemon Athletica, Inc. (b)	14,100	5,437,101

Trading Companies & Distributors—0.8%
United Rentals, Inc.	22,900	10,180,653

Total Common Stocks (Cost $923,214,661)		1,171,226,061

BHFTI-330

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Convertible Preferred Stocks—0.3%

Security Description	Shares/ Principal Amount*	Value

Automobiles—0.1%
Nuro, Inc. - Series D † (b) (c) (d)	37,838	$234,596
Sila Nanotechnologies, Inc. - Series F † (b) (c) (d)	43,934	890,981

		1,125,577

Commercial Services & Supplies—0.1%
Redwood Materials, Inc. - Series C † (b) (c) (d)	18,350	875,952

Health Care Providers & Services—0.0%
Caris Life Sciences, Inc. - Series D † (b) (c) (d)	156,199	835,665

Software—0.1%
Databricks, Inc. - Series H † (b) (c) (d)	11,738	862,743
Databricks, Inc. - Series I † (b) (c) (d)	4,164	306,054

		1,168,797

Total Convertible Preferred Stocks (Cost $5,905,716)		4,005,991

Short-Term Investment—3.0%

Mutual Funds—3.0%
T. Rowe Price Treasury Reserve Fund (e)	35,862,574	35,862,574

Total Short-Term Investments (Cost $35,862,574)		35,862,574

Securities Lending Reinvestments (f)—11.5%

Certificates of Deposit—4.3%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (g)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (g)	1,000,000	1,000,643
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (g)	3,000,000	3,000,216
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.380%, 12/12/23 (g)	2,000,000	2,000,972
5.710%, SOFR + 0.400%, 10/13/23 (g)	4,000,000	4,000,392
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (g)	4,000,000	4,000,300
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	4,000,000	4,000,532
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (g)	4,000,000	3,999,648
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/19/23	1,000,000	997,050
Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (g)	5,000,000	5,000,245
MUFG Bank Ltd. (London)
Zero Coupon, 10/18/23	1,000,000	997,200
Zero Coupon, 10/30/23	1,000,000	995,390
Zero Coupon, 11/20/23	1,000,000	992,190

Certificates of Deposit—(Continued)
National Westminster Bank PLC
Zero Coupon, 02/20/24	2,000,000	1,954,640
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (g)	4,000,000	4,000,608
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (g)	3,000,000	3,000,438
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (g)	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (g)	4,000,000	4,003,724
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (g)	2,000,000	2,001,160

		51,942,518

Commercial Paper—1.4%
Bedford Row Funding Corp. 5.560%, SOFR + 0.250%, 10/17/23 (g)	3,000,000	3,000,159
ING U.S. Funding LLC 5.800%, SOFR + 0.480%, 06/13/24 (g)	2,000,000	1,999,990
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (g)	5,000,000	4,999,995
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (g)	4,000,000	4,001,080
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (g)	3,000,000	3,000,000

		17,001,224

Repurchase Agreements—4.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $3,503,723; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $3,570,086.	3,500,000	3,500,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $5,027,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $5,100,366.	5,000,000	5,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $8,241,322; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $8,503,770.	8,000,000	8,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $2,915,498; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $2,972,496.	2,914,211	2,914,211

BHFTI-331

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $7,908,172; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $8,095,759.	7,900,000	$7,900,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,319,747.	20,000,000	20,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $2,000,890; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 5.403%, maturity dates ranging from 01/31/24 - 02/15/37, and an aggregate market value of $2,044,843.	2,000,000	2,000,000

		49,314,211

Time Deposit—0.4%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (g)	5,000,000	5,000,000

Mutual Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (h)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (h)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (h)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (h)	1,000,000	1,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (h)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (h)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (h)	5,000,000	5,000,000

		16,000,000

Total Securities Lending Reinvestments (Cost $139,249,803)		139,257,953

Total Investments—111.5% (Cost $1,104,232,754)		1,350,352,579
Other assets and liabilities (net)—(11.5)%		(138,989,203)

Net Assets—100.0%		$1,211,363,376

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $4,678,666, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $163,475,421 and the collateral received consisted of cash in the amount of $139,183,342 and non-cash collateral with a value of $27,334,848. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 0.4% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$835,665
Databricks, Inc. - Series H	08/31/21	11,738	862,557	862,743
Databricks, Inc. - Series I	09/14/23	4,164	306,054	306,054
Maplebear, Inc.	02/26/21-11/19/21	25,174	3,043,527	672,675
Nuro, Inc. - Series D	10/29/21	37,838	788,760	234,596
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	875,952
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	890,981

				$4,678,666

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-332

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$30,953,355	$—	$—	$30,953,355
Automobile Components	932,257	—	—	932,257
Beverages	4,201,860	—	—	4,201,860
Biotechnology	67,106,325	—	—	67,106,325
Capital Markets	58,767,884	—	—	58,767,884
Chemicals	7,338,294	—	—	7,338,294
Commercial Services & Supplies	4,163,300	—	—	4,163,300
Construction Materials	14,095,062	—	—	14,095,062
Consumer Staples Distribution & Retail	26,007,771	672,675	—	26,680,446
Containers & Packaging	41,484,207	—	—	41,484,207
Diversified Consumer Services	4,765,410	—	—	4,765,410
Electrical Equipment	2,029,400	—	—	2,029,400
Electronic Equipment, Instruments & Components	31,390,324	—	—	31,390,324
Energy Equipment & Services	3,293,900	—	—	3,293,900
Entertainment	23,159,918	—	—	23,159,918
Financial Services	14,452,244	—	—	14,452,244
Food Products	5,144,575	—	—	5,144,575
Ground Transportation	21,133,092	—	—	21,133,092
Health Care Equipment & Supplies	97,415,463	—	—	97,415,463
Health Care Providers & Services	28,077,022	—	—	28,077,022
Health Care Technology	19,157,055	—	—	19,157,055
Hotels, Restaurants & Leisure	69,673,473	—	—	69,673,473
Household Products	4,498,065	—	—	4,498,065
Insurance	21,306,279	—	—	21,306,279
Interactive Media & Services	4,753,730	—	—	4,753,730
IT Servicesf	3,493,186	—	—	3,493,186
Life Sciences Tools & Services	67,481,209	—	—	67,481,209
Machinery	58,878,612	—	—	58,878,612
Media	27,513,020	—	—	27,513,020
Oil, Gas & Consumable Fuels	46,024,310	—	—	46,024,310
Passenger Airlines	9,772,270	—	—	9,772,270
Personal Care Products	6,999,085	—	—	6,999,085
Pharmaceuticals	11,509,529	—	—	11,509,529
Professional Services	58,025,210	—	—	58,025,210
Real Estate Management & Development	12,231,892	—	—	12,231,892
Semiconductors & Semiconductor Equipment	92,414,555	—	—	92,414,555
Software	99,876,619	—	—	99,876,619
Specialty Retail	55,415,870	—	—	55,415,870

BHFTI-333

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$5,437,101	$—	$—	$5,437,101
Trading Companies & Distributors	10,180,653	—	—	10,180,653
Total Common Stocks	1,170,553,386	672,675	—	1,171,226,061
Total Convertible Preferred Stocks*	—	—	4,005,991	4,005,991
Total Short-Term Investment*	35,862,574	—	—	35,862,574
Securities Lending Reinvestments
Certificates of Deposit	—	51,942,518	—	51,942,518
Commercial Paper	—	17,001,224	—	17,001,224
Repurchase Agreements	—	49,314,211	—	49,314,211
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	16,000,000	—	—	16,000,000
Total Securities Lending Reinvestments	16,000,000	123,257,953	—	139,257,953
Total Investments	$1,222,415,960	$123,930,628	$4,005,991	$1,350,352,579

Collateral for Securities Loaned (Liability)	$—	$(139,183,342)	$—	$(139,183,342)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2022	Purchases	Sales	Realized Gain / (Loss)	Transfer Out	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2023
Common Stocks
Oil, Gas & Consumable Fuels	$9,143,459	$—	$(11,214,137)	$8,991,051	$—	$(6,920,373)	$—	$—
Convertible Preferred Stocks
Automobiles	1,894,614	—	—	—	—	(769,037)	1,125,577	(769,037)
Commercial Services & Supplies	1,431,300	—	—	—	—	(555,348)	875,952	(555,348)
Consumer Staples Distribution & Retail	1,220,436	—	—	—	(1,220,436)	—	—	—
Health Care Providers & Services	1,027,789	—	—	—	—	(192,124)	835,665	(192,124)
Software	704,280	306,054	—	—	—	158,463	1,168,797	158,463

Total	$15,421,878	$306,054	$(11,214,137)	$8,991,051	$(1,220,436)	$(8,278,419)	$4,005,991	$(1,358,046)

BHFTI-334

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—71.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—38.0%
Federal Home Loan Mortgage Corp.
2.000%, 04/01/52	6,483,382	$4,940,074
2.500%, 01/01/52	7,189,004	5,716,579
2.500%, 02/01/52	8,212,194	6,529,346
2.500%, 04/01/52	2,143,215	1,703,790
2.500%, 05/01/52	8,576,135	6,811,530
3.000%, 03/01/31	619,811	577,020
3.000%, 06/01/33	175,237	160,750
3.000%, 09/01/46	853,818	722,728
3.000%, 10/01/46	2,300,006	1,945,924
3.000%, 11/01/46	3,561,444	3,004,342
3.000%, 01/01/47	4,422,530	3,738,946
3.000%, 01/01/50	5,074,504	4,261,228
3.000%, 05/01/52	5,778,433	4,784,602
3.500%, 11/01/33	910,170	856,308
3.500%, 01/01/34	1,549,423	1,455,126
3.500%, 01/01/44	1,701,475	1,510,470
3.500%, 04/01/45	2,599,199	2,296,627
3.500%, 11/01/45	266,327	234,018
3.500%, 06/01/46	968,058	851,635
3.500%, 08/01/46	1,132,249	998,905
3.500%, 12/01/47	2,962,141	2,590,265
3.500%, 01/01/48	10,884,509	9,659,299
4.000%, 01/01/45	1,815,010	1,661,057
4.000%, 12/01/45	4,076,994	3,727,743
4.000%, 03/01/48	344,991	313,474
4.000%, 06/01/48	23,729	21,609
4.000%, 11/01/48	556,002	505,116
4.500%, 10/01/48	1,162,120	1,088,349
5.000%, 06/01/48	326,416	314,296
5.000%, 08/01/48	53,819	51,705
5.000%, 10/01/48	614,550	590,590
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	4,852,686
Federal Home Loan Mortgage Corp. REMICS
3.000%, 04/15/48	650,989	559,321
Federal Home Loan Mortgage Corp. STACR REMIC Trust
6.815%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	3,000,000	2,956,890
Federal National Mortgage Association 2.000%, 08/01/40	2,212,672	1,798,235
2.000%, 10/01/40	5,656,015	4,591,355
2.000%, 11/01/40	3,292,508	2,671,730
2.000%, 07/01/41	3,594,057	2,889,963
2.000%, 10/01/50	1,785,234	1,368,782
2.000%, 02/01/51	5,865,039	4,483,075
2.000%, 03/01/51	8,918,833	6,816,379
2.000%, 12/01/51	14,147,304	10,786,721
2.000%, 02/01/52	13,892,295	10,584,876
2.000%, 04/01/52	19,721,513	15,045,874
2.455%, 04/01/40	2,790,000	1,821,156
2.500%, 05/01/51	8,501,437	6,783,437
2.500%, 12/01/51	8,648,744	6,879,057
2.500%, 01/01/52	677,307	538,111
2.500%, 02/01/52	8,666,225	6,892,212
Federal National Mortgage Association
2.500%, 03/01/52	6,629,313	5,266,760
3.000%, 06/01/32	406,195	375,597
3.000%, 07/01/45	7,317,639	6,196,950
3.000%, 09/01/49	3,774,195	3,171,230
3.000%, 10/01/49	986,821	802,022
3.500%, 01/01/44	2,206,605	1,943,024
3.500%, 01/01/48	2,490,205	2,185,037
3.500%, 02/01/48	1,219,021	1,070,847
4.000%, 08/01/42	313,589	285,763
4.000%, 06/01/47	617,706	560,654
4.000%, 11/01/52	7,927,049	7,061,075
4.500%, 02/01/46	1,121,769	1,052,755
4.500%, 05/01/48	3,278,392	3,060,543
4.500%, 08/01/48	562,196	523,429
4.500%, 02/01/53	6,156,476	5,655,892
Federal National Mortgage Association REMICS
3.000%, 06/25/48	1,523,572	1,307,246
3.500%, 01/25/47	1,566,039	1,492,305
3.500%, 06/25/47	928,278	863,688
Government National Mortgage Association
2.500%, 09/20/51	4,172,940	3,412,935
3.000%, 10/20/46	720,095	619,990
3.000%, 12/20/46	2,271,955	1,957,636
3.000%, 04/20/47	465,034	400,165
3.000%, 11/20/47	820,285	704,475
3.000%, 10/20/49	861,714	714,912
3.500%, 04/20/46	1,626,475	1,447,280
3.500%, 05/20/46	722,978	644,607
3.500%, 06/20/46	159,400	142,169
3.500%, 11/20/46	2,408,375	2,146,198
3.500%, 01/20/47	417,070	370,999
3.500%, 09/20/47	773,634	686,504
3.500%, 11/20/47	1,575,053	1,396,717
3.500%, 07/20/49	115,166	99,912
4.000%, 11/20/47	797,833	730,732
4.000%, 12/20/47	724,139	663,049
4.000%, 03/20/48	515,971	472,250
4.000%, 10/20/48	1,036,594	945,826
4.500%, 02/20/47	1,496,610	1,417,704
4.500%, 06/20/47	2,288,408	2,156,090
5.000%, 06/20/47	1,191,500	1,148,595
5.000%, 09/20/47	643,025	619,719
Government National Mortgage Association REMICS
3.500%, 09/20/48	1,283,540	1,163,022
Government National Mortgage Association, TBA
2.500%, TBA (b)	22,550,000	18,428,421
4.500%, TBA (b)	8,225,000	7,598,165
5.000%, TBA (b)	3,825,000	3,624,486
5.500%, TBA (b)	11,025,000	10,698,557
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (b)	51,700,000	39,320,273
2.500%, TBA (b)	13,400,000	10,634,657
3.000%, TBA (b)	31,900,000	26,373,574
3.500%, TBA (b)	30,725,000	26,421,100
4.000%, TBA (b)	27,525,000	24,503,701
4.500%, TBA (b)	31,600,000	29,012,750
5.000%, TBA (b)	63,325,000	59,743,180
5.500%, TBA (b)	48,500,000	46,868,808

		536,107,286

BHFTI-335

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—2.3%
Federal Home Loan Banks
5.300%, 05/22/24	16,610,000	$16,559,900
5.370%, 05/21/24	16,500,000	16,452,026

		33,011,926

U.S. Treasury—30.7%
U.S. Treasury Bonds
3.875%, 05/15/43	4,240,000	3,686,150
4.125%, 08/15/53	39,390,000	35,758,734
4.375%, 08/15/43 (c)	89,675,000	83,663,973
U.S. Treasury Inflation-Indexed Notes
1.250%, 04/15/28 (d)	10,426,207	9,912,330
1.375%, 07/15/33 (d)	11,881,378	10,984,938
U.S. Treasury Notes
3.875%, 08/15/33 (c)	27,130,000	25,633,611
4.375%, 08/31/28 (c)	26,635,000	26,370,731
4.625%, 09/15/26	52,375,000	52,117,216
4.625%, 09/30/28	111,720,000	111,789,825
5.000%, 09/30/25	73,095,000	73,026,473

		432,943,981

Total U.S. Treasury & Government Agencies (Cost $1,054,980,383)		1,002,063,193

Corporate Bonds & Notes—26.7%

Aerospace/Defense—0.3%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A) (c)	1,500,000	1,440,932
Boeing Co.
1.433%, 02/04/24	3,500,000	3,444,294

		4,885,226

Agriculture—0.7%
BAT Capital Corp.
4.390%, 08/15/37	830,000	635,123
4.540%, 08/15/47 (c)	5,585,000	3,844,388
4.758%, 09/06/49 (c)	172,000	120,963
5.650%, 03/16/52 (c)	280,000	224,167
Imperial Brands Finance PLC
3.125%, 07/26/24 (144A)	2,800,000	2,728,623
Reynolds American, Inc.
5.700%, 08/15/35 (c)	1,170,000	1,046,794
5.850%, 08/15/45	1,805,000	1,495,135

		10,095,193

Airlines—0.2%
United Airlines Pass-Through Trust
5.800%, 07/15/37	2,800,000	2,721,852

Banks—10.5%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a)(c)	9,885,000	8,868,756
1.734%, SOFR + 0.960%, 07/22/27 (a)	446,000	395,227
2.087%, SOFR + 1.060%, 06/14/29 (a)(c)	3,640,000	3,047,168
2.299%, SOFR + 1.220%, 07/21/32 (a)	5,025,000	3,807,594
2.496%, 3M TSFR + 1.252%, 02/13/31 (a)	1,060,000	849,525
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)(c)	3,140,000	2,891,918
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	990,000	906,865
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (a)(c)	3,735,000	3,301,493
2.561%, SOFR + 1.167%, 05/01/32 (a)(c)	1,905,000	1,474,654
2.572%, SOFR + 2.107%, 06/03/31 (a)	1,230,000	980,811
2.976%, SOFR + 1.422%, 11/05/30 (a)(c)	1,090,000	912,612
3.057%, SOFR + 1.351%, 01/25/33 (a)	4,895,000	3,869,678
Goldman Sachs Group, Inc.
0.925%, SOFR + 0.486%, 10/21/24 (a)(c)	2,060,000	2,043,728
1.217%, 12/06/23 (c)	1,470,000	1,457,818
1.431%, SOFR + 0.798%, 03/09/27 (a)	5,605,000	4,990,073
1.542%, SOFR + 0.818%, 09/10/27 (a)	2,462,000	2,155,713
1.948%, SOFR + 0.913%, 10/21/27 (a)	2,380,000	2,101,428
2.383%, SOFR + 1.248%, 07/21/32 (a)	2,180,000	1,660,263
HSBC Holdings PLC
2.013%, SOFR + 1.732%, 09/22/28 (a)(c)	6,110,000	5,186,007
2.206%, SOFR + 1.285%, 08/17/29 (a)	2,580,000	2,126,518
2.804%, SOFR + 1.187%, 05/24/32 (a)	750,000	580,911
4.755%, SOFR + 2.110%, 06/09/28 (a)(c)	675,000	638,644
6.332%, SOFR + 2.650%, 03/09/44 (a)(c)	1,335,000	1,281,865
JPMorgan Chase & Co.
0.969%, 3M TSFR + 0.580%, 06/23/25 (a)	3,930,000	3,771,553
1.040%, 3M TSFR + 0.695%, 02/04/27 (a)(c)	1,700,000	1,512,922
1.578%, SOFR + 0.885%, 04/22/27 (a)(c)	5,695,000	5,082,398
1.953%, SOFR + 1.065%, 02/04/32 (a)	3,330,000	2,525,382
2.545%, SOFR + 1.180%, 11/08/32 (a)	805,000	622,985
2.580%, 3M TSFR + 1.250%, 04/22/32 (a)(c)	550,000	433,854
2.739%, 3M TSFR + 1.510%, 10/15/30 (a)(c)	1,215,000	1,016,064
2.947%, SOFR + 1.170%, 02/24/28 (a)(c)	1,250,000	1,133,941
Lloyds Banking Group PLC
1.627%, 1Y H15 + 0.850%, 05/11/27 (a)(c)	1,200,000	1,064,315
3.870%, 1Y H15 + 3.500%, 07/09/25 (a)	2,515,000	2,466,033
4.976%, 1Y H15 + 2.300%, 08/11/33 (a)(c)	3,055,000	2,711,089
Macquarie Group Ltd.
2.871%, SOFR + 1.532%, 01/14/33 (144A) (a)	3,425,000	2,588,607
4.442%, SOFR + 2.405%, 06/21/33 (144A) (a)(c)	680,000	579,249
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)(c)	628,000	599,376
Morgan Stanley
1.164%, SOFR + 0.560%, 10/21/25 (a)(c)	7,505,000	7,084,492
1.928%, SOFR + 1.020%, 04/28/32 (a)(c)	2,925,000	2,172,688
2.475%, SOFR + 1.000%, 01/21/28 (a)(c)	2,740,000	2,443,035
2.484%, SOFR + 1.360%, 09/16/36 (a)	2,235,000	1,623,475
NatWest Group PLC
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	840,000	831,003
PNC Financial Services Group, Inc.
5.068%, SOFR + 1.933%, 01/24/34 (a)(c)	2,010,000	1,822,767
6.037%, SOFR + 2.140%, 10/28/33 (a)(c)	1,455,000	1,412,036
Santander U.K. Group Holdings PLC
1.089%, SOFR + 0.787%, 03/15/25 (a)(c)	3,445,000	3,351,954
1.532%, 1Y H15 + 1.250%, 08/21/26 (a)	330,000	299,129
1.673%, SOFR + 0.989%, 06/14/27 (a)(c)	1,250,000	1,093,373
2.469%, SOFR + 1.220%, 01/11/28 (a)(c)	725,000	630,973

BHFTI-336

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Santander U.K. PLC
5.000%, 11/07/23 (144A)	3,950,000	$3,940,165
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (a)	2,745,000	2,416,854
5.836%, SOFR + 2.260%, 06/12/34 (a)	865,000	815,825
5.850%, SOFR + 2.090%, 10/21/33 (a)(c)	1,480,000	1,401,000
UBS Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	1,650,000	1,463,233
1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (a)	930,000	811,759
2.593%, SOFR + 1.560%, 09/11/25 (144A) (a)	95,000	91,436
3.091%, SOFR + 1.730%, 05/14/32 (144A) (a)	1,815,000	1,433,577
3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (a)(c)	785,000	711,040
6.373%, SOFR + 3.340%, 07/15/26 (144A) (a)	1,250,000	1,245,288
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	6,400,000	6,325,205
9.016%, SOFR + 5.020%, 11/15/33 (144A) (a)	6,530,000	7,540,939
Wells Fargo & Co.
2.164%, 3M TSFR + 1.012%, 02/11/26 (a)(c)	2,075,000	1,958,752
2.393%, SOFR + 2.100%, 06/02/28 (a)	4,790,000	4,200,682
3.350%, SOFR + 1.500%, 03/02/33 (a)(c)	5,270,000	4,259,970
3.526%, SOFR + 1.510%, 03/24/28 (a)(c)	3,970,000	3,645,943
4.897%, SOFR + 2.100%, 07/25/33 (a)	1,710,000	1,547,550
5.013%, 3M TSFR + 4.502%, 04/04/51 (a)	95,000	79,822
5.389%, SOFR + 2.020%, 04/24/34 (a)	660,000	617,039

		148,908,041

Beverages—0.1%
Bacardi Ltd. 4.450%, 05/15/25 (144A)	405,000	392,999
5.300%, 05/15/48 (144A)	1,105,000	953,059

		1,346,058

Biotechnology—0.2%
Amgen, Inc. 4.875%, 03/01/53 (c)	720,000	598,815
5.250%, 03/02/33	770,000	736,088
5.600%, 03/02/43	730,000	678,668
5.650%, 03/02/53 (c)	315,000	294,816

		2,308,387

Chemicals—0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A) (c)	4,273,000	3,214,424
4.375%, 06/01/47	345,000	231,690
5.000%, 09/26/48 (c)	460,000	342,794

		3,788,908

Commercial Services—0.1%
Global Payments, Inc.
5.400%, 08/15/32	795,000	745,195
5.950%, 08/15/52 (c)	1,024,000	918,092

		1,663,287

Diversified Financial Services—1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (c)	2,195,000	1,882,165
3.300%, 01/30/32 (c)	4,300,000	3,418,121
Air Lease Corp.
2.300%, 02/01/25 (c)	4,715,000	4,466,259
American Express Co.
2.550%, 03/04/27 (c)	1,410,000	1,271,283
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	1,274,000	1,075,449
2.875%, 02/15/25 (144A) (c)	1,995,000	1,883,475
3.950%, 07/01/24 (144A)	560,000	548,126
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (a)	2,700,000	2,258,548
Intercontinental Exchange, Inc.
1.850%, 09/15/32 (c)	2,155,000	1,576,195
Park Aerospace Holdings Ltd.
5.500%, 02/15/24 (144A)	390,000	388,057

		18,767,678

Electric—2.2%
Appalachian Power Co.
3.300%, 06/01/27 (c)	760,000	697,041
4.450%, 06/01/45	1,440,000	1,109,764
Arizona Public Service Co.
5.550%, 08/01/33 (c)	1,565,000	1,517,066
Duke Energy Carolinas LLC
4.250%, 12/15/41	1,300,000	1,040,334
Duke Energy Progress LLC
4.100%, 05/15/42 (c)	1,000,000	775,204
4.100%, 03/15/43	2,325,000	1,792,517
Evergy Metro, Inc.
4.200%, 03/15/48	2,250,000	1,706,024
Eversource Energy
4.600%, 07/01/27	1,660,000	1,596,589
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,430,000	3,348,047
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,502,624
International Transmission Co.
4.625%, 08/15/43 (c)	2,750,000	2,177,790
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	771,959
Oncor Electric Delivery Co. LLC
4.950%, 09/15/52 (144A) (c)	1,500,000	1,306,667
PacifiCorp
3.350%, 07/01/25	2,000,000	1,914,288
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	511,440
4.150%, 04/15/25 (144A)	2,800,000	2,702,131
Public Service Co. of Colorado
5.250%, 04/01/53 (c)	1,545,000	1,344,968
Public Service Co. of New Mexico
3.850%, 08/01/25 (c)	3,135,000	2,992,293
Southwestern Electric Power Co.
4.100%, 09/15/28 (c)	3,000,000	2,783,983

		31,590,729

BHFTI-337

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.5%
Warnermedia Holdings, Inc.
5.050%, 03/15/42	4,510,000	$3,487,982
5.141%, 03/15/52 (c)	5,322,000	3,954,461

		7,442,443

Food—0.6%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl 6.750%, 03/15/34 (144A)	2,285,000	2,223,282
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.000%, 05/15/32	1,085,000	818,504
3.750%, 12/01/31 (c)	380,000	304,395
4.375%, 02/02/52 (c)	1,500,000	996,867
6.500%, 12/01/52 (c)	1,795,000	1,607,055
Pilgrim’s Pride Corp.
3.500%, 03/01/32 (c)	1,200,000	927,963
6.250%, 07/01/33 (c)	1,080,000	1,014,972

		7,893,038

Gas—0.6%
KeySpan Gas East Corp. 3.586%, 01/18/52 (144A)	5,000,000	3,076,238
5.994%, 03/06/33 (144A) (c)	220,000	212,307
Southern Co. Gas Capital Corp. 3.250%, 06/15/26 (c)	4,000,000	3,761,054
Spire, Inc. 4.700%, 08/15/44	1,000,000	730,638

		7,780,237

Healthcare-Services—1.7%
Centene Corp.
3.000%, 10/15/30	4,362,000	3,518,433
CommonSpirit Health
2.782%, 10/01/30	870,000	716,106
3.347%, 10/01/29	110,000	96,031
Elevance Health, Inc.
3.650%, 12/01/27 (c)	2,235,000	2,071,627
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A) (c)	2,050,000	1,787,804
HCA, Inc.
2.375%, 07/15/31 (c)	465,000	355,906
3.625%, 03/15/32 (c)	1,035,000	857,900
5.250%, 06/15/26	1,505,000	1,473,376
5.250%, 06/15/49 (c)	3,200,000	2,628,760
5.500%, 06/15/47	1,000,000	853,561
5.875%, 02/01/29 (c)	2,000,000	1,967,557
Humana, Inc.
3.700%, 03/23/29 (c)	4,685,000	4,273,763
New York & Presbyterian Hospital
3.563%, 08/01/36	4,490,000	3,540,749

		24,141,573

Insurance—1.0%
Aon Corp./Aon Global Holdings PLC 3.900%, 02/28/52 (c)	960,000	686,096
Arthur J Gallagher & Co. 5.750%, 03/02/53 (c)	1,490,000	1,364,831
Athene Global Funding 1.985%, 08/19/28 (144A)	5,100,000	4,158,795
3.205%, 03/08/27 (144A)	1,055,000	945,082
Berkshire Hathaway Finance Corp. 3.850%, 03/15/52	615,000	458,735
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (a)	3,530,000	3,004,649
Farmers Insurance Exchange 4.747%, 3M LIBOR + 3.231%, 11/01/57 (144A) (a)	90,000	67,009
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (a)	3,500,000	3,409,880

		14,095,077

Internet—0.2%
Meta Platforms, Inc.
4.450%, 08/15/52	10,000	7,916
5.600%, 05/15/53 (c)	1,710,000	1,618,445
Tencent Holdings Ltd.
3.680%, 04/22/41 (144A)	920,000	635,648
3.840%, 04/22/51 (144A)	910,000	580,401

		2,842,410

Media—0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.250%,4/01/53 (c)	1,605,000	1,199,742
5.375%a, 05/01/47	6,500,000	4,953,153
Time Warner Cable LLC
5.500%, 09/01/41	2,065,000	1,615,311

		7,768,206

Oil & Gas—0.2%
Hess Corp.
5.600%, 02/15/41 (c)	465,000	419,881
Petroleos Mexicanos 6.625%, 06/15/35 (c)	640,000	428,672
6.750%, 09/21/47	2,423,000	1,435,716

		2,284,269

Packaging & Containers—0.4%
Amcor Finance USA, Inc. 3.625%, 04/28/26 (c)	2,625,000	2,478,482
Berry Global, Inc. 1.570%, 01/15/26 (c)	1,587,000	1,434,543
1.650%, 01/15/27 (c)	2,631,000	2,261,394

		6,174,419

Pharmaceuticals—0.8%
Bayer U.S. Finance II LLC 4.250%, 12/15/25 (144A)	135,000	129,984
4.375%, 12/15/28 (144A)	4,506,000	4,188,439
4.400%, 07/15/44 (144A) (c)	1,205,000	901,139
4.625%, 06/25/38 (144A) (c)	1,250,000	1,026,043
4.875%, 06/25/48 (144A)	1,965,000	1,567,066

BHFTI-338

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cigna Group 3.400%, 03/15/51 (c)	739,000	$483,736
3.875%, 10/15/47	1,100,000	786,944
CVS Health Corp. 5.050%, 03/25/48	2,830,000	2,351,292

		11,434,643

Pipelines—0.6%
Energy Transfer LP 5.000%, 05/15/50	3,455,000	2,710,266
5.150%, 03/15/45	1,032,000	831,499
5.400%, 10/01/47 (c)	885,000	729,903
Plains All American Pipeline LP/PAA Finance Corp. 3.800%, 09/15/30 (c)	1,290,000	1,108,042
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A) (c)	3,000,000	2,672,080
TransCanada PipeLines Ltd. 4.625%, 03/01/34 (c)	145,000	126,308

		8,178,098

Real Estate Investment Trusts—1.9%
American Assets Trust LP 3.375%, 02/01/31	1,950,000	1,459,601
American Homes 4 Rent LP 2.375%, 07/15/31	975,000	743,369
3.375%, 07/15/51	860,000	516,150
American Tower Corp.
2.300%, 09/15/31 (c)	1,400,000	1,062,460
2.700%, 04/15/31 (c)	2,265,000	1,796,297
5.550%, 07/15/33 (c)	710,000	676,532
5.650%, 03/15/33 (c)	1,020,000	980,492
CubeSmart LP
2.500%, 02/15/32	425,000	323,319
Extra Space Storage LP
2.350%, 03/15/32 (c)	525,000	396,846
2.400%, 10/15/31	349,000	267,183
2.550%, 06/01/31 (c)	1,000,000	778,495
3.900%, 04/01/29	320,000	287,416
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	27,000	20,954
4.000%, 01/15/30	457,000	387,561
4.000%, 01/15/31 (c)	60,000	49,951
5.250%, 06/01/25 (c)	280,000	274,231
5.300%, 01/15/29	265,000	245,660
5.375%, 04/15/26 (c)	1,575,000	1,527,093
5.750%, 06/01/28 (c)	2,000,000	1,917,601
Healthcare Realty Holdings LP
2.000%, 03/15/31 (c)	1,022,000	765,952
2.050%, 03/15/31	211,000	152,457
3.500%, 08/01/26 (c)	2,399,000	2,228,544
Hudson Pacific Properties LP
3.250%, 01/15/30	900,000	612,400
3.950%, 11/01/27	265,000	209,185
4.650%, 04/01/29 (c)	250,000	188,211
5.950%, 02/15/28	1,355,000	1,131,195
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	2,144,000	1,586,647
5.500%, 08/15/33 (c)	255,000	238,013
Physicians Realty LP
2.625%, 11/01/31 (c)	990,000	745,632
Rexford Industrial Realty LP 2.150%, 09/01/31	155,000	115,577
VICI Properties LP
4.950%, 02/15/30	35,000	32,024
5.125%, 05/15/32 (c)	1,811,000	1,620,978
5.625%, 05/15/52	849,000	703,053
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	35,000	31,760
3.875%, 02/15/29 (144A)	885,000	764,740
4.125%, 08/15/30 (144A) (c)	262,000	222,800
4.500%, 09/01/26 (144A)	550,000	516,700
4.500%, 01/15/28 (144A) (c)	389,000	354,997
4.625%, 06/15/25 (144A) (c)	145,000	140,025
5.750%, 02/01/27 (144A)	240,000	232,336

		26,304,437

Retail—0.0%
Tractor Supply Co.
5.250%, 05/15/33 (c)	740,000	698,749

Savings & Loans—0.2%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a)(c)	2,435,000	2,177,761

Semiconductors—0.1%
Broadcom, Inc.
2.600%, 02/15/33 (144A)	1,569,000	1,169,978

Software—0.6%
Fiserv, Inc.
5.600%, 03/02/33 (c)	1,945,000	1,885,064
5.625%, 08/21/33 (c)	390,000	377,888
Oracle Corp.
3.600%, 04/01/50	1,705,000	1,102,883
3.950%, 03/25/51 (c)	4,282,000	2,935,504
6.900%, 11/09/52 (c)	1,465,000	1,509,139
Take-Two Interactive Software, Inc.
4.000%, 04/14/32 (c)	775,000	675,974

		8,486,452

Telecommunications—0.8%
AT&T, Inc.
4.850%, 03/01/39	1,368,000	1,157,556
5.250%, 03/01/37	2,485,000	2,256,641
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 03/20/25 (144A)	3,005,622	2,973,740
5.152%, 09/20/29 (144A)	1,485,000	1,458,934
T-Mobile USA, Inc.
3.750%, 04/15/27	2,145,000	2,004,330
3.875%, 04/15/30	1,308,000	1,158,850
Vodafone Group PLC
4.875%, 06/19/49 (c)	1,242,000	991,528

		12,001,579

Total Corporate Bonds & Notes (Cost $429,804,226)		376,948,728

BHFTI-339

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—11.0%

Security Description	Principal Amount*	Value

Asset-Backed—Home Equity—0.8%
New Century Home Equity Loan Trust
6.214%, 1M TSFR + 0.894%, 08/25/34 (a)	5,103,705	$4,828,165
Soundview Home Loan Trust
5.644%, 1M TSFR + 0.324%, 06/25/37 (a)	9,927,433	6,494,626

		11,322,791

Asset-Backed—Other—6.7%
AGL CLO 12 Ltd.
6.748%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	5,400,000	5,353,047
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.184%, 1M TSFR + 0.864%, 01/25/36 (a)	5,965,000	5,699,333
AMMC CLO XIII Ltd.
6.657%, 3M TSFR + 1.312%, 07/24/29 (144A) (a)	1,479,203	1,478,990
Arbor Realty Commercial Real Estate Notes Ltd.
6.517%, 1M TSFR + 1.184%, 08/15/34 (144A) (a)	4,570,000	4,501,432
Carrington Mortgage Loan Trust
5.574%, 1M TSFR + 0.254%, 12/25/36 (a)	6,035,965	5,745,733
Clover CLO LLC 6.708%, 3M TSFR + 1.382%, 04/20/32 (144A) (a)	5,000,000	4,989,465
Countrywide Asset-Backed Certificates Trust 6.784%, 1M TSFR + 1.464%, 08/25/47 (a)	3,300,000	2,970,771
Dryden XXVI Senior Loan Fund 6.470%, 3M TSFR + 1.162%, 04/15/29 (144A) (a)	1,772,809	1,766,701
Flexential Issuer 3.250%, 11/27/51 (144A)	4,753,000	4,161,812
FS Rialto Issuer LLC 6.645%, 1M TSFR + 1.314%, 12/16/36 (144A) (a)	1,837,349	1,807,090
JP Morgan Mortgage Acquisition Trust 5.784%, 1M TSFR + 0.464%, 01/25/37 (a)	8,307,000	7,457,760
Madison Park Funding XIX Ltd. 6.527%, 3M TSFR + 1.182%, 01/22/28 (144A) (a)	1,474,237	1,468,783
Neuberger Berman CLO XX Ltd. 7.220%, 3M TSFR + 1.912%, 07/15/34 (144A) (a)	5,000,000	4,936,570
New Economy Assets Phase 1 Sponsor LLC 2.410%, 10/20/61 (144A)	4,765,000	3,962,056
Octagon Investment Partners 46 Ltd. 6.730%, 3M TSFR + 1.422%, 07/15/36 (144A) (a)	5,520,000	5,489,259
OHA Credit Funding 4 Ltd. 7.257%, 3M TSFR + 1.912%, 10/22/36 (144A) (a)	4,000,000	3,960,768
Popular ABS Mortgage Pass-Through Trust 6.019%, 1M TSFR + 0.699%, 02/25/36 (a)	1,438,015	1,411,755
Progress Residential Trust 3.369%, 09/17/36 (144A)	3,300,000	3,186,442
Rockford Tower CLO Ltd. 6.778%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	4,895,313	4,885,169
Structured Asset Investment Loan Trust 6.234%, 1M TSFR + 0.914%, 07/25/34 (a)	1,416,982	1,375,756
U.S. Small Business Administration 3.800%, 08/01/47	3,770,661	3,362,668
3.930%, 07/01/47	6,962,914	6,276,434
5.040%, 10/01/47	3,882,098	3,751,052
Wellman Park CLO Ltd. 6.670%, 3M TSFR + 1.362%, 07/15/34 (144A) (a)	4,750,000	4,710,793

		94,709,639

Asset-Backed—Student Loan—3.5%
Navient Student Loan Trust 6.479%, SOFR30A + 1.164%, 07/26/66 (144A) (a)	5,034,819	4,993,664
6.929%, SOFR30A + 1.614%, 10/25/58 (a)	2,470,000	2,319,992
SLC Student Loan Trust 5.642%, SOFR90A + 0.422%, 09/15/39 (a)	7,066,813	6,835,747
5.642%, SOFR90A + 0.422%, 03/15/55 (a)	6,512,029	6,277,029
SLM Student Loan Trust 5.646%, SOFR90A + 0.592%, 01/25/22 (a)	1,877,965	1,823,982
5.686%, SOFR90A + 0.632%, 01/25/40 (a)	2,704,170	2,487,441
5.866%, SOFR90A + 0.812%, 10/25/64 (144A) (a)	3,319,038	3,244,777
6.179%, SOFR30A + 0.864%, 05/26/26 (a)	3,921,673	3,795,265
6.179%, SOFR30A + 0.864%, 01/25/45 (144A) (a)	1,878,526	1,858,442
6.416%, SOFR90A + 1.362%, 07/25/23 (a)	3,851,591	3,811,038
6.682%, SOFR90A + 1.462%, 12/15/33 (144A) (a)	2,770,852	2,723,359
7.229%, SOFR30A + 1.914%, 09/25/43 (a)	5,800,000	5,383,412
Wachovia Student Loan Trust 5.486%, SOFR90A + 0.432%, 04/25/40 (144A) (a)	3,245,259	3,134,807

		48,688,955

Total Asset-Backed Securities (Cost $157,539,661)		154,721,385

Mortgage-Backed Securities—7.5%

Collateralized Mortgage Obligations—4.9%
Angel Oak Mortgage Trust 3.353%, 01/25/67 (144A) (a)	6,770,751	5,913,069
CIM Trust 1.951%, 06/25/57 (144A) (a)	4,914,060	4,271,229
2.000%, 05/01/61 (144A) (a)	5,640,206	4,783,930
2.000%, 08/25/61 (144A) (a)	4,593,024	3,677,027
2.500%, 04/25/51 (144A) (a)	10,639,281	8,028,082
3.000%, 10/25/59 (144A) (a)	4,110,809	3,667,403
5.400%, 04/25/62 (144A) (a)	7,002,712	6,527,197
CSMC Trust 3.850%, 09/25/57 (144A) (a)	3,967,803	3,648,472
4.547%, 05/25/67 (144A) (a)	4,068,325	3,841,796
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	3,059,874	2,882,773
JP Morgan Mortgage Trust 2.500%, 12/25/51 (144A) (a)	6,085,426	5,382,329
2.500%, 06/25/52 (144A) (a)	10,112,012	8,401,656
PHH Alternative Mortgage Trust 6.034%, 1M TSFR + 0.714%, 07/25/37 (a)	3,484,829	3,285,771
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (a)	362,070	358,027
WaMu Mortgage Pass-Through Certificates Trust 5.056%, 06/25/34 (a)	2,424,450	2,255,393
6.014%, 1M TSFR + 0.694%, 10/25/45 (a)	1,643,724	1,522,896

		68,447,050

Commercial Mortgage-Backed Securities—2.6%
BAMLL Commercial Mortgage Securities Trust 4.227%, 08/10/38 (144A) (a)	3,265,000	2,858,421

BHFTI-340

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bank 4.493%, 06/15/55 (a)	4,231,000	$3,811,032
BX Trust 3.202%, 12/09/41 (144A)	895,000	754,377
BXHPP Trust 6.097%, 1M TSFR + 0.764%, 08/15/36 (144A) (a)	4,777,000	4,498,456
COMM Mortgage Trust 3.620%, 07/10/50	1,654,171	1,612,125
CSAIL Commercial Mortgage Trust 2.561%, 03/15/53	3,384,500	2,742,380
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,460,444
GS Mortgage Securities Corportation Trust 6.405%, 1M TSFR + 1.064%, 12/15/36 (144A) (a)	4,225,000	4,140,245
Hudson Yards Mortgage Trust 3.041%, 12/10/41 (144A) (a)	1,850,000	1,523,756
3.228%, 07/10/39 (144A)	1,875,000	1,584,470
JP Morgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	1,696,169
Ladder Capital Commercial Mortgage Trust 3.551%, 07/12/50 (144A)	2,834,000	2,586,766
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	1,898,299
RBS Commercial Funding, Inc. Trust 3.961%, 01/15/32 (144A) (a)	1,205,000	1,185,266
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (a)	2,219,000	1,473,274
4.144%, 01/05/43 (144A) (a)	110,000	71,941
SMRT Commercial Mortgage Trust 8.683%, 1M TSFR + 3.350%, 01/15/39 (144A) (a)	3,500,000	3,224,805

		37,122,226

Total Mortgage-Backed Securities (Cost $118,761,362)		105,569,276

Municipals—0.5%
City of New York 5.968%, 03/01/36	1,750,000	1,806,263
County of Miami-Dade Aviation Revenue 3.555%, 10/01/34	600,000	498,086
New York City Transitional Finance Authority Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,173,282
5.267%, 05/01/27	2,150,000	2,152,410
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	3,420,000	2,144,456

Total Municipals (Cost $9,967,852)		7,774,497

Short-Term Investments—17.2%
Security Description	Shares/ Principal Amount*	Value

Mutual Funds—14.7%
State Street Institutional Liquid Reserves Fund, Trust Class 5.390% (e)	207,941,045	208,024,222

U.S. Treasury—2.5%
U.S. Treasury Bills 5.303%, 11/28/23 (f)	16,420,000	16,281,494
5.413%, 02/15/24 (f)	19,440,000	19,050,676

		35,332,170

Total Short-Term Investments (Cost $243,368,960)		243,356,392

Securities Lending Reinvestments (g)—7.8%

Certificates of Deposit—2.8%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (a)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (a)	3,000,000	3,001,929
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (a)	5,000,000	5,000,490
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (a)	3,000,000	3,000,225
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/19/23	2,000,000	1,994,100
Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (a)	4,000,000	4,000,196
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (a)	5,000,000	5,000,760
Royal Bank of Canada 5.710%, FEDEFF PRV + 0.380%, 11/27/23 (a)	4,000,000	4,001,008
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (a)	4,000,000	4,000,212
Svenska Handelsbanken AB 5.840%, SOFR + 0.520%, 04/19/24 (a)	3,000,000	3,001,815
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (a)	3,000,000	3,001,740

		38,999,645

Commercial Paper—1.0%
National Australia Bank Ltd.
5.660%, SOFR + 0.350%, 12/05/23 (a)	2,000,000	2,000,440
Skandinaviska Enskilda Banken AB
5.680%, SOFR + 0.360%, 11/15/23 (a)	4,000,000	4,001,080
5.700%, SOFR + 0.380%, 12/15/23 (a)	5,000,000	5,002,000
UBS AG
5.600%, SOFR + 0.280%, 11/27/23 (a)	3,000,000	3,000,000

		14,003,520

Repurchase Agreements—3.0%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $5,002,271; collateralized by various Common Stock with an aggregate market value of $5,559,761.	5,000,000	5,000,000

BHFTI-341

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $10,004,433; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500%—7.267%, maturity dates ranging from 02/01/24—08/20/71, and an aggregate market value of $10,200,000.	10,000,000	$10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $4,504,786; collateralized by U.S. Treasury Obligations with rates ranging from 0.250%—5.403%, maturity dates ranging from 01/31/24—10/31/25, and various Common Stock with an aggregate market value of $4,590,111.	4,500,000	4,500,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $5,150,826; collateralized by U.S. Treasury Obligations with rates ranging from 2.000%—2.875%, maturity dates ranging from 02/15/25—05/15/49, and various Common Stock with an aggregate market value of $5,314,856.	5,000,000	5,000,000
ING Financial Markets LLC
Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $2,051,201; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—4.500%, maturity dates ranging from 10/12/23—02/15/50, and an aggregate market value of $2,091,302.	2,050,296	2,050,296
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $5,005,299; collateralized by various Common Stock with an aggregate market value of $5,579,937.	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $1,000,455; collateralized by various Common Stock with an aggregate market value of $1,115,995.	1,000,000	1,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,418.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $4,001,780; collateralized by U.S. Treasury Obligations with rates ranging from 0.375%—5.403%, maturity dates ranging from 01/31/24—02/15/37, and an aggregate market value of $4,089,687.	4,000,000	4,000,000
Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,302.	100,000	100,000

		41,650,296

Time Deposit—0.2%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (a)	3,000,000	3,000,000

Mutual Funds—0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (e)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (e)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (e)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (e)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (e)	6,602,391	6,602,391

		11,602,391

Total Securities Lending Reinvestments (Cost $109,244,642)		109,255,852

Total Investments—141.7% (Cost $2,123,667,086)		1,999,689,323
Other assets and liabilities (net)—(41.7)%		(588,254,064)

Net Assets—100.0%		$1,411,435,259

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $193,603,382 and the collateral received consisted of cash in the amount of $109,209,986 and non-cash collateral with a value of $91,054,496. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $254,362,915, which is 18.0% of net assets.

BHFTI-342

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/29/23	1,834	USD	371,771,860	$(1,214,925)
U.S. Treasury Note 5 Year Futures	12/29/23	248	USD	26,129,125	(191,348)
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	26	USD	2,900,625	(91,753)
U.S. Treasury Ultra Long Bond Futures	12/19/23	32	USD	3,798,000	(209,806)

Net Unrealized Depreciation					$(1,707,832)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Receive	12M SOFR	Annually	3.520%	Annually	12/20/53	USD	10,830,000	$840,907	$—	$840,907

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SOFR90A)—	Secured Overnight Financing Rate 90-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-343

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,002,063,193	$—	$1,002,063,193
Total Corporate Bonds & Notes*	—	376,948,728	—	376,948,728
Total Asset-Backed Securities*	—	154,721,385	—	154,721,385
Total Mortgage-Backed Securities*	—	105,569,276	—	105,569,276
Total Municipals*	—	7,774,497	—	7,774,497
Short-Term Investments
Mutual Funds	208,024,222	—	—	208,024,222
U.S. Treasury	—	35,332,170	—	35,332,170
Total Short-Term Investments	208,024,222	35,332,170	—	243,356,392
Securities Lending Reinvestments
Certificates of Deposit	—	38,999,645	—	38,999,645
Commercial Paper	—	14,003,520	—	14,003,520
Repurchase Agreements	—	41,650,296	—	41,650,296
Time Deposit	—	3,000,000	—	3,000,000
Mutual Funds	11,602,391	—	—	11,602,391
Total Securities Lending Reinvestments	11,602,391	97,653,461	—	109,255,852
Total Investments	$219,626,613	$1,780,062,710	$—	$1,999,689,323

Collateral for Securities Loaned (Liability)	$—	$(109,209,986)	$—	$(109,209,986)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,707,832)	$—	$—	$(1,707,832)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$840,907	$—	$840,907

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-344

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Textron, Inc.	236,700	$18,495,738

Automobile Components—2.9%
Aptiv PLC (a)	130,000	12,816,700
BorgWarner, Inc.	330,000	13,322,100

		26,138,800

Banks—1.9%
Huntington Bancshares, Inc. (b)	580,200	6,034,080
Prosperity Bancshares, Inc. (b)	203,100	11,085,198

		17,119,278

Building Products—1.7%
Carrier Global Corp.	164,600	9,085,920
Owens Corning	41,800	5,701,938

		14,787,858

Capital Markets—2.8%
Bank of New York Mellon Corp.	308,300	13,148,995
T. Rowe Price Group, Inc.	109,500	11,483,265

		24,632,260

Chemicals—2.9%
RPM International, Inc.	121,400	11,509,934
Westlake Corp. (b)	116,800	14,561,456

		26,071,390

Commercial Services & Supplies—1.4%
Republic Services, Inc.	86,600	12,341,366

Communications Equipment—1.0%
Motorola Solutions, Inc.	32,800	8,929,472

Consumer Staples Distribution & Retail—3.0%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	158,500	11,312,145
Sysco Corp.	173,400	11,453,070
U.S. Foods Holding Corp. (a)	110,200	4,374,940

		27,140,155

Containers & Packaging—6.3%
AptarGroup, Inc.	72,700	9,090,408
Avery Dennison Corp. (b)	82,000	14,978,940
Crown Holdings, Inc.	178,100	15,758,288
Packaging Corp. of America (b)	103,500	15,892,425

		55,720,061

Electric Utilities—3.3%
Alliant Energy Corp.	310,000	15,019,500
Xcel Energy, Inc.	251,400	14,385,108

		29,404,608

Electrical Equipment—0.7%
Hubbell, Inc.	18,900	5,923,449

Electronic Equipment, Instruments & Components—3.2%
Amphenol Corp. - Class A	165,100	13,866,749
Flex Ltd. (a)	528,700	14,264,326

		28,131,075

Entertainment—0.9%
Live Nation Entertainment, Inc. (a)	93,700	7,780,848

Financial Services—1.6%
Global Payments, Inc.	126,000	14,539,140

Food Products—1.0%
Tyson Foods, Inc. - Class A	177,900	8,982,171

Ground Transportation—2.4%
J.B. Hunt Transport Services, Inc.	76,900	14,497,188
Landstar System, Inc. (b)	41,300	7,307,622

		21,804,810

Health Care Equipment & Supplies—3.8%
Cooper Cos., Inc.	31,500	10,017,315
Hologic, Inc. (a)	173,000	12,006,200
Zimmer Biomet Holdings, Inc.	109,000	12,231,980

		34,255,495

Health Care Providers & Services—2.2%
Molina Healthcare, Inc. (a) (b)	14,700	4,819,983
Quest Diagnostics, Inc.	120,200	14,647,572

		19,467,555

Hotels, Restaurants & Leisure—4.0%
Darden Restaurants, Inc. (b)	78,500	11,242,770
Hilton Worldwide Holdings, Inc.	64,400	9,671,592
Yum! Brands, Inc.	121,200	15,142,728

		36,057,090

Insurance—8.2%
American Financial Group, Inc.	128,800	14,383,096
Everest Group Ltd. (b)	25,500	9,477,585
Hartford Financial Services Group, Inc.	175,500	12,444,705
Old Republic International Corp.	565,000	15,221,100
Progressive Corp.	64,300	8,956,990
W.R. Berkley Corp.	204,900	13,009,101

		73,492,577

Life Sciences Tools & Services—1.6%
Agilent Technologies, Inc.	79,500	8,889,690
ICON PLC (ADR) (a)	22,400	5,516,000

		14,405,690

Machinery—6.2%
AGCO Corp.	104,800	12,395,744
Lincoln Electric Holdings, Inc. (b)	33,400	6,071,786
Middleby Corp. (a) (b)	103,000	13,184,000
Parker-Hannifin Corp.	15,300	5,959,656

BHFTI-345

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Toro Co. (b)	115,800	$9,622,980
Xylem, Inc.	90,300	8,220,009

		55,454,175

Metals & Mining—2.1%
Franco-Nevada Corp.	103,500	13,816,215
Reliance Steel & Aluminum Co.	19,200	5,034,816

		18,851,031

Office REITs—1.5%
Alexandria Real Estate Equities, Inc. (b)	131,500	13,163,150

Oil, Gas & Consumable Fuels—4.5%
Coterra Energy, Inc.	588,100	15,908,105
Devon Energy Corp.	267,500	12,759,750
Hess Corp.	74,400	11,383,200

		40,051,055

Passenger Airlines—1.2%
Alaska Air Group, Inc. (a) (b)	291,000	10,790,280

Professional Services—7.5%
FTI Consulting, Inc. (a) (b)	68,200	12,167,562
Genpact Ltd.	339,500	12,289,900
Leidos Holdings, Inc.	161,500	14,883,840
ManpowerGroup, Inc.	124,800	9,150,336
Maximus, Inc. (b)	155,000	11,575,400
TransUnion	95,800	6,877,482

		66,944,520

Residential REITs—2.8%
Camden Property Trust	128,600	12,162,988
Equity LifeStyle Properties, Inc. (b)	197,600	12,589,096

		24,752,084

Retail REITs—1.5%
NNN REIT, Inc.	387,600	13,697,784

Semiconductors & Semiconductor Equipment—3.0%
MKS Instruments, Inc. (b)	148,200	12,825,228
Skyworks Solutions, Inc. (b)	140,800	13,881,472

		26,706,700

Specialized REITs—1.5%
Lamar Advertising Co. - Class A (b)	160,800	13,421,976

Specialty Retail—2.9%
Dick’s Sporting Goods, Inc. (b)	83,500	9,066,430
Ross Stores, Inc.	146,000	16,490,700

		25,557,130

Technology Hardware, Storage & Peripherals—2.7%
Hewlett Packard Enterprise Co.	568,000	9,866,160
Western Digital Corp. (a)	306,400	13,981,032

		23,847,192

Textiles, Apparel & Luxury Goods—2.1%
Ralph Lauren Corp. (b)	99,300	11,527,737
Tapestry, Inc.	255,400	7,342,750

		18,870,487

Total Common Stocks (Cost $824,103,245)		877,728,450

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $8,424,048; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $8,590,759.	8,422,293	8,422,293

Total Short-Term Investments (Cost $8,422,293)		8,422,293

Securities Lending Reinvestments (c)—10.7%

Certificates of Deposit—5.1%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (d)	1,000,000	1,000,135
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (d)	3,000,000	3,001,929
Bank of Nova Scotia 5.600%, SOFR + 0.290%, 11/20/23 (d)	2,000,000	2,000,150
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (d)	3,000,000	3,000,216
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (d)	3,000,000	2,999,856
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.380%, 12/12/23 (d)	2,000,000	2,000,972
5.710%, SOFR + 0.400%, 10/13/23 (d)	3,000,000	3,000,294
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (d)	2,000,000	2,000,150
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (d)	3,000,000	2,999,736
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 10/19/23	1,000,000	997,050
Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (d)	4,000,000	4,000,196
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (d)	2,000,000	2,000,304
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (d)	3,000,000	3,000,438
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (d)	2,000,000	2,000,000
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (d)	2,000,000	2,000,210

BHFTI-346

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (d)	1,000,000	$1,000,580
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (d)	4,000,000	4,000,380
Wells Fargo Bank N.A. 5.780%, SOFR + 0.470%, 11/09/23 (d)	3,000,000	3,001,080

		45,000,576

Commercial Paper—1.1%
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (d)	1,000,000	999,999
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (d)	2,000,000	2,000,540
5.700%, SOFR + 0.380%, 12/15/23 (d)	4,000,000	4,001,600
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (d)	3,000,000	3,000,000

		10,002,139

Repurchase Agreements—4.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $2,302,446; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $2,346,057.	2,300,000	2,300,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $3,016,392; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $3,060,219.	3,000,000	3,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $4,120,661; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $4,251,885.	4,000,000	4,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $11,439,717; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $11,663,361.	11,434,666	11,434,666
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $2,002,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 -02/15/32, and an aggregate market value of $2,049,559.	2,000,000	2,000,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $12,012,717; collateralized by various Common Stock with an aggregate market value of $13,391,848.	12,000,000	12,000,000

Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000

		37,734,666

Time Deposit—0.3%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (d)	3,000,000	3,000,000

Total Securities Lending Reinvestments (Cost $95,730,233)		95,737,381

Total Investments—110.1% (Cost $928,255,771)		981,888,124
Other assets and liabilities (net)—(10.1)%		(89,781,702)

Net Assets—100.0%		$892,106,422

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $107,768,647 and the collateral received consisted of cash in the amount of $95,710,928 and non-cash collateral with a value of $14,276,066. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-347

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$877,728,450	$—	$—	$877,728,450
Total Short-Term Investment*	—	8,422,293	—	8,422,293
Total Securities Lending Reinvestments*	—	95,737,381	—	95,737,381
Total Investments	$877,728,450	$104,159,674	$—	$981,888,124

Collateral for Securities Loaned (Liability)	$—	$(95,710,928)	$—	$(95,710,928)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-348

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—89.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—34.0%
Federal Home Loan Mortgage Corp. 1.500%, 05/01/41	1,733,842	$1,338,137
1.500%, 07/01/41	1,265,456	976,630
2.000%, 01/01/42	2,144,834	1,713,223
2.000%, 11/01/50	149,707	114,563
2.000%, 03/01/51	87,860	67,766
2.000%, 09/01/51	172,778	133,147
2.000%, 11/01/51	260,200	200,863
2.500%, 06/01/50	182,061	146,167
2.500%, 07/01/50	597,729	482,443
2.500%, 11/01/50	2,081,094	1,679,048
2.500%, 12/01/50	290,003	233,961
2.500%, 02/01/51	285,995	227,410
2.500%, 07/01/51	286,873	221,084
2.500%, 09/01/51	3,573,894	2,848,864
2.500%, 11/01/51	1,811,561	1,457,164
2.500%, 01/01/52	2,388,537	1,910,332
2.500%, 03/01/52	538,351	432,426
2.500%, 04/01/52	3,064,617	2,464,906
3.000%, 06/01/31	234,346	218,211
3.000%, 02/01/32	5,442	5,039
3.000%, 03/01/33	747,100	691,699
3.000%, 09/01/33	65,711	60,269
3.000%, 11/01/33	782,463	704,169
3.000%, 03/01/34	59,288	54,375
3.000%, 11/01/42	79,899	68,409
3.000%, 01/01/43	98,207	84,071
3.000%, 02/01/43	466,085	399,015
3.000%, 03/01/43	4,897,173	4,192,307
3.000%, 06/01/43	1,138,925	974,960
3.000%, 09/01/48	385,476	324,592
3.000%, 09/01/49	1,532,534	1,292,671
3.000%, 11/01/49	461,739	387,946
3.000%, 03/01/50	214,848	180,414
3.000%, 05/01/50	117,679	99,002
3.000%, 02/01/51	248,562	207,571
3.000%, 04/01/52	758,761	631,318
3.500%, 03/01/32	353,767	326,547
3.500%, 06/01/32	961,599	886,336
3.500%, 07/01/32	328,472	303,185
3.500%, 04/01/33	135,195	127,055
3.500%, 02/01/34	1,507,811	1,389,257
3.500%, 04/01/40	58,988	52,430
3.500%, 05/01/40	123,424	109,703
3.500%, 06/01/40	133,176	118,372
3.500%, 07/01/40	16,760	14,896
3.500%, 08/01/40	77,795	69,146
3.500%, 09/01/40	52,859	46,982
3.500%, 10/01/40	29,402	26,128
3.500%, 11/01/40	59,743	53,026
3.500%, 12/01/40	49,500	43,934
3.500%, 04/01/42	277,770	246,874
3.500%, 07/01/42	41,096	36,529
3.500%, 08/01/42	25,667	22,783
3.500%, 09/01/42	109,685	97,177

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. 3.500%, 10/01/42	667,455	592,751
3.500%, 01/01/43	223,550	198,508
3.500%, 02/01/43	114,209	101,487
3.500%, 04/01/43	348,510	309,355
3.500%, 05/01/43	163,374	144,912
3.500%, 11/01/44	175,309	154,298
3.500%, 02/01/45	3,935	3,494
3.500%, 06/01/45	7,560	6,660
3.500%, 11/01/45	1,656,707	1,457,797
3.500%, 01/01/46	145,981	128,061
3.500%, 02/01/46	461,480	405,073
3.500%, 05/01/46	536,953	472,650
3.500%, 06/01/46	83,665	73,360
3.500%, 07/01/46	714,021	626,173
3.500%, 08/01/46	61,709	54,764
3.500%, 09/01/46	350,686	308,399
3.500%, 01/01/47	987,932	867,857
3.500%, 02/01/47	1,004,019	880,148
3.500%, 07/01/47	227,525	199,932
3.500%, 11/01/47	14,464	12,739
3.500%, 12/01/47	212,922	186,652
3.500%, 02/01/48	65,933	57,716
3.500%, 04/01/48	228,025	199,608
3.500%, 04/01/52	1,270,852	1,103,124
3.500%, 05/01/52	374,215	324,559
4.000%, 06/01/33	397,815	369,850
4.000%, 1Y RFUCCT + 1.750%, 12/01/40 (a)	218,901	220,628
4.000%, 11/01/41	2,757	2,528
4.000%, 09/01/42	1,223,989	1,122,237
4.000%, 10/01/42	13,990	12,843
4.000%, 11/01/42	171,415	157,217
4.000%, 12/01/42	58,169	53,351
4.000%, 01/01/43	10,337	9,458
4.000%, 02/01/43	93,775	86,005
4.000%, 03/01/43	36,177	33,120
4.000%, 04/01/43	11,327	10,390
4.000%, 05/01/43	123,808	113,447
4.000%, 06/01/43	18,835	17,106
4.000%, 07/01/43	146,332	134,066
4.000%, 08/01/43	101,254	92,564
4.000%, 09/01/43	185,737	170,288
4.000%, 10/01/43	190,424	174,433
4.000%, 01/01/44	133,048	121,775
4.000%, 02/01/44	23,439	21,416
4.000%, 04/01/44	11,907	10,891
4.000%, 07/01/44	282,568	259,093
4.000%, 01/01/45	165,260	151,103
4.000%, 02/01/45	191,958	175,595
4.000%, 05/01/45	310,291	284,511
4.000%, 12/01/45	202,968	185,263
4.000%, 12/01/47	418,803	380,350
4.000%, 05/01/48	207,046	188,079
4.000%, 07/01/49	425,846	386,177
4.000%, 05/01/52	614,666	549,531

BHFTI-349

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 06/01/52	1,232,461	$1,098,767
4.000%, 07/01/52	191,961	171,038
4.130%, 1Y RFUCCT + 1.880%, 10/01/41 (a)	89,773	88,870
4.500%, 05/01/39	39,701	37,557
4.500%, 07/01/40	610,427	576,642
4.500%, 09/01/40	314,348	297,367
4.500%, 02/01/41	30,804	29,140
4.500%, 08/01/41	239,533	226,581
4.500%, 09/01/41	40,492	38,304
4.500%, 10/01/41	79,962	75,640
4.500%, 02/01/44	11,195	10,476
4.500%, 06/01/52	1,999,595	1,843,132
4.500%, 07/01/52	1,151,548	1,058,679
4.500%, 08/01/52	663,766	610,248
4.991%, 1Y RFUCCT + 1.750%, 09/01/41 (a)	97,486	98,507
5.000%, 01/01/35	75,219	73,814
5.000%, 05/01/35	33,413	32,785
5.000%, 07/01/35	431,364	423,257
5.000%, 11/01/35	547,851	537,538
5.000%, 06/01/41	733,385	715,465
5.000%, 07/01/41	90,881	87,434
5.000%, 06/01/52	91,472	86,337
5.000%, 07/01/52	827,956	782,848
5.212%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	17,245	17,440
5.255%, 1Y RFUCCT + 1.880%, 04/01/41 (a)	2,347	2,287
5.500%, 03/01/34	493,230	491,387
5.500%, 07/01/35	319,071	317,880
5.568%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	19,214	19,497
5.671%, 1Y RFUCCT + 1.912%, 10/01/42 (a)	36,081	36,200
5.675%, 1Y RFUCCT + 1.880%, 09/01/41 (a)	9,325	9,318
5.698%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	18,513	18,809
6.000%, 01/01/24	864	865
6.160%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	6,116	6,061
6.500%, 02/01/53	1,380,111	1,390,149
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.750%, 11/25/29	156,868	148,457
3.750%, 11/25/32	1,000,000	916,268
3.990%, 05/25/33 (a)	3,650,000	3,390,281
Federal Home Loan Mortgage Corp. REMICS
1.750%, 06/15/42	69,726	62,822
3.500%, 11/15/31	602,734	570,406
4.000%, 01/15/41	4,389,449	4,058,974
4.500%, 02/15/41	8,749	8,303
5.000%, 10/15/34	125,564	122,849
5.000%, 12/15/37	48,291	46,282
5.000%, 03/15/41	224,561	218,664
5.000%, 04/15/41	794,788	774,933
5.000%, 05/15/41	1,089,868	1,062,021
5.500%, 05/15/34	736,303	719,341
5.500%, 11/15/36	282,478	275,278
5.500%, 06/15/41	1,685,124	1,681,617
5.828%, SOFR30A + 0.514%, 03/15/34 (a)	127,567	126,303
6.328%, SOFR30A + 1.014%, 02/15/33 (a)	66,288	66,770
Federal National Mortgage Association
2.000%, 11/01/41	2,140,444	1,711,411
2.000%, 08/01/50	228,789	175,881
2.000%, 10/01/50	220,301	168,856
2.000%, 01/01/51	162,009	124,206
2.000%, 02/01/51	538,271	411,817
2.000%, 03/01/51	81,235	62,672
2.000%, 04/01/51	3,027,099	2,307,711
2.000%, 08/01/51	1,562,766	1,194,968
2.000%, 10/01/51	96,439	74,409
2.000%, 01/01/52	630,749	483,713
2.000%, 02/01/52	984,767	757,742
2.000%, 03/01/52	1,709,570	1,324,226
2.500%, 04/01/42	4,876,401	4,007,071
2.500%, 06/01/50	617,346	496,832
2.500%, 09/01/50	442,625	355,217
2.500%, 10/01/50	3,064,690	2,458,259
2.500%, 11/01/50	513,628	413,701
2.500%, 01/01/51	463,812	373,854
2.500%, 02/01/51	149,527	120,011
2.500%, 03/01/51	262,532	209,241
2.500%, 04/01/51	235,763	190,065
2.500%, 05/01/51	871,681	687,056
2.500%, 06/01/51	156,269	125,732
2.500%, 07/01/51	82,691	66,909
2.500%, 08/01/51	243,544	194,147
2.500%, 09/01/51	426,848	343,216
2.500%, 10/01/51	3,427,351	2,730,022
2.500%, 11/01/51	681,932	550,700
2.500%, 12/01/51	4,763,453	3,822,474
2.500%, 01/01/52	275,881	212,694
2.500%, 02/01/52	1,075,652	862,826
2.500%, 03/01/52	615,221	493,622
2.500%, 04/01/52	357,977	287,235
2.500%, 09/01/61	535,653	412,087
3.000%, 08/01/27	25,382	23,732
3.000%, 10/01/27	38,891	36,363
3.000%, 11/01/27	12,418	11,605
3.000%, 12/01/27	22,901	21,401
3.000%, 01/01/28	22,169	20,700
3.000%, 02/01/28	17,884	16,699
3.000%, 03/01/28	22,158	20,699
3.000%, 04/01/28	18,686	17,438
3.000%, 05/01/28	23,787	22,192
3.000%, 06/01/28	21,629	20,167
3.000%, 07/01/28	23,316	21,746
3.000%, 08/01/28	25,293	23,583
3.000%, 09/01/28	27,534	25,665
3.000%, 01/01/29	19,300	17,972
3.000%, 03/01/29	34,125	31,764
3.000%, 06/01/32	44,344	41,004
3.000%, 10/01/32	4,654	4,303
3.000%, 02/01/33	1,684,788	1,558,741
3.000%, 03/01/33	224,415	207,494

BHFTI-350

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.000%, 04/01/33	175,178	$161,980
3.000%, 05/01/33	81,491	74,630
3.000%, 06/01/33	35,410	32,428
3.000%, 07/01/33	176,151	161,323
3.000%, 08/01/33	741,174	678,829
3.000%, 10/01/33	177,110	162,204
3.000%, 11/01/33	109,998	100,756
3.000%, 12/01/33	58,735	53,797
3.000%, 01/01/34	55,208	50,562
3.000%, 02/01/34	90,130	82,560
3.000%, 03/01/34	231,469	211,989
3.000%, 05/01/34	112,755	102,725
3.000%, 05/01/42	6,071,763	5,160,060
3.000%, 09/01/42	900,373	769,710
3.000%, 10/01/42	538,348	460,232
3.000%, 11/01/42	1,268,776	1,084,610
3.000%, 06/01/43	125,954	107,667
3.000%, 07/01/43	277,769	237,671
3.000%, 10/01/43	272,828	233,537
3.000%, 01/01/45	250,335	214,038
3.000%, 08/01/46	128,353	108,524
3.000%, 09/01/46	380,844	322,006
3.000%, 10/01/46	161,851	136,642
3.000%, 11/01/48	663,631	563,799
3.000%, 09/01/49	549,130	460,164
3.000%, 11/01/49	129,413	108,087
3.000%, 02/01/50	574,765	482,835
3.000%, 03/01/50	512,934	428,357
3.000%, 04/01/50	808,953	677,609
3.000%, 08/01/50	278,870	233,318
3.000%, 11/01/50	430,413	362,673
3.000%, 05/01/51	162,123	135,635
3.000%, 06/01/51	454,753	382,334
3.000%, 09/01/51	556,450	462,831
3.000%, 10/01/51	1,400,431	1,167,135
3.000%, 11/01/51	1,522,396	1,276,152
3.000%, 12/01/51	80,231	67,168
3.000%, 01/01/52	599,646	505,240
3.000%, 03/01/52	87,539	73,936
3.000%, 04/01/52	455,790	377,359
3.500%, 07/01/32	971,952	895,883
3.500%, 09/01/32	898,520	827,809
3.500%, 01/01/34	672,726	619,528
3.500%, 11/01/42	1,250,822	1,106,250
3.500%, 11/01/46	195,242	173,324
3.500%, 07/01/47	908,694	797,171
3.500%, 12/01/47	2,304,693	2,023,097
3.500%, 11/01/48	97,156	85,252
3.500%, 06/01/49	266,185	233,043
3.500%, 08/01/50	62,021	54,317
3.500%, 05/01/51	188,247	162,871
3.500%, 07/01/51	1,294,126	1,128,000
3.500%, 12/01/51	173,883	150,423
3.500%, 01/01/52	349,687	304,296
3.500%, 03/01/52	537,023	467,388
3.500%, 04/01/52	1,342,968	1,161,904
3.500%, 05/01/52	1,735,464	1,507,552
3.500%, 10/01/56	1,142,596	985,951
Federal National Mortgage Association
4.000%, 11/01/31	388,763	360,922
4.000%, 08/01/32	320,707	297,726
4.000%, 10/01/39	42,620	39,028
4.000%, 11/01/40	1,091,023	998,973
4.000%, 01/01/42	127,608	116,839
4.000%, 04/01/42	177,476	162,496
4.000%, 09/01/42	871,004	797,496
4.000%, 10/01/42	102,069	93,455
4.000%, 11/01/42	111,520	102,517
4.000%, 06/01/43	114,856	105,282
4.000%, 08/01/43	172,009	157,386
4.000%, 09/01/43	755,409	691,526
4.000%, 10/01/43	121,117	110,895
4.000%, 02/01/44	45,980	42,100
4.000%, 04/01/44	57,559	52,703
4.000%, 02/01/45	58,646	53,497
4.000%, 06/01/45	30,068	27,531
4.000%, 12/01/45	452,191	412,769
4.000%, 03/01/46	32,834	29,842
4.000%, 05/01/46	21,315	19,382
4.000%, 09/01/47	8,467	7,782
4.000%, 05/01/48	363,659	329,863
4.000%, 10/01/48	695,074	628,431
4.000%, 05/01/52	94,400	84,722
4.000%, 06/01/52	1,670,013	1,495,270
4.000%, 07/01/52	2,015,937	1,797,915
4.068%, 1Y RFUCCT + 1.818%, 09/01/41 (a)	6,182	6,170
4.080%, 1Y RFUCCT + 1.830%, 10/01/41 (a)	5,043	4,997
4.304%, 1Y RFUCCT + 1.818%, 02/01/42 (a)	29,307	28,898
4.500%, 12/01/40	746,824	705,481
4.500%, 08/01/41	60,123	56,795
4.500%, 11/01/41	388,805	367,274
4.500%, 10/01/44	492,174	461,864
4.500%, 02/01/45	200,292	187,852
4.500%, 05/01/48	24,233	22,730
4.500%, 12/01/48	844,682	790,490
4.500%, 04/01/49	21,179	19,799
4.500%, 09/01/49	98,713	92,362
4.500%, 10/01/49	45,863	42,897
4.500%, 01/01/50	195,940	185,097
4.500%, 07/01/52	2,371,895	2,180,935
4.500%, 08/01/58	109,100	100,753
5.000%, 04/01/41	7,212	6,896
5.000%, 06/01/41	18,662	17,924
5.000%, 08/01/41	10,221	9,779
5.000%, 08/01/48	46,071	44,206
5.000%, 02/01/53	97,913	92,575
5.192%, 1Y RFUCCT + 1.700%, 06/01/42 (a)	15,411	15,432
5.500%, 12/01/39	210,793	209,122
5.500%, 04/01/40	218,004	216,887
5.500%, 06/01/40	25,405	25,275
5.500%, 05/01/41	85,382	84,945
5.500%, 06/01/41	148,508	147,748
5.500%, 07/01/41	152,099	151,320
5.500%, 12/01/41	292,913	291,413
5.500%, 02/01/42	626,269	623,061
5.500%, 05/01/44	169,131	168,265
6.000%, 10/01/34	53,816	54,584
6.000%, 09/01/37	12,773	12,872
6.000%, 10/01/37	140,813	143,175

BHFTI-351

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
6.000%, 01/01/38	139,804	$142,149
6.000%, 03/01/38	51,877	53,095
6.000%, 07/01/38	25,118	25,514
6.000%, 01/01/40	138,295	140,510
6.000%, 05/01/40	197,261	200,571
6.000%, 07/01/41	727,541	739,655
6.000%, 01/01/42	13,019	12,948
6.050%, 1Y RFUCCT + 1.800%, 07/01/41 (a)	7,261	7,280
6.051%, 1Y RFUCCT + 1.818%, 07/01/41 (a)	12,077	12,335
6.500%, 07/01/32	33,759	34,630
6.500%, 12/01/32	9,875	10,123
6.500%, 07/01/35	11,435	11,614
6.500%, 12/01/35	99,974	102,187
6.500%, 08/01/36	170,234	174,276
6.500%, 08/01/39	584,533	588,895
6.691%, 02/01/39	38,076	38,477
Federal National Mortgage Association REMICS
1.121%, -1x SOFR30A + 6.436%, 06/25/41 (a)(b)	20,338	171
1.750%, 06/25/42	92,405	81,896
1.750%, 01/25/43	84,463	75,232
3.000%, 05/25/46	1,652,658	1,518,775
4.250%, 03/25/42	816,477	746,508
4.500%, 12/25/40	53,029	48,209
4.750%, 01/25/41	198,301	182,394
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	6,085,526	5,574,286
5.000%, 12/25/23	6	5
5.000%, 12/25/34	102,999	100,619
5.000%, 03/25/35	83,333	81,406
5.000%, 08/25/39	139,720	136,490
5.000%, 02/25/41	83,234	76,778
5.500%, 06/25/35	10,553	10,467
5.500%, 08/25/35	431,728	419,753
6.000%, 06/25/45 (b)	226,059	34,790
6.349%, SOFR30A + 1.034%, 03/25/36 (a)	147,083	148,395
6.359%, SOFR30A + 1.044%, 06/25/36 (a)	210,496	212,315
Government National Mortgage Association
2.000%, 02/20/51	362,635	287,486
2.000%, 11/20/51	173,709	137,337
2.500%, 12/20/50	221,709	178,735
2.500%, 02/20/51	506,632	414,571
2.500%, 03/20/51	676,935	553,682
2.500%, 04/20/51	71,288	58,368
3.000%, 05/15/42	193,697	168,550
3.000%, 12/20/42	493,659	423,702
3.000%, 03/20/43	462,428	394,095
3.000%, 04/15/43	63,344	55,126
3.000%, 05/15/43	43,649	37,871
3.000%, 01/15/45	24,241	20,762
3.000%, 02/15/45	33,503	28,653
3.000%, 03/15/45	189,237	161,921
3.000%, 05/15/45	13,364	11,430
3.000%, 06/15/45	18,395	15,890
Government National Mortgage Association
3.000%, 07/15/45	102,093	87,313
3.000%, 01/20/48	604,539	519,542
3.000%, 09/20/51	3,887,989	3,305,630
3.000%, 04/20/52	82,726	68,824
3.500%, 11/15/41	118,865	106,814
3.500%, 02/15/42	90,547	81,364
3.500%, 03/15/42	128,736	115,713
3.500%, 05/15/42	272,974	245,295
3.500%, 06/15/42	175,528	157,724
3.500%, 12/20/42	150,677	134,856
3.500%, 05/20/46	718,174	639,210
3.500%, 06/20/46	1,851,853	1,649,075
3.500%, 11/20/47	118,658	105,223
3.500%, 10/20/48	407,641	361,384
3.500%, 05/15/50	160,865	143,342
3.500%, 02/20/52	178,288	156,205
3.500%, 04/20/52	184,100	161,289
3.500%, 06/20/52	92,671	79,348
4.000%, 09/20/39	46,331	42,902
4.000%, 09/15/40	613,092	564,426
4.000%, 10/15/40	38,457	35,658
4.000%, 10/20/40	6,481	6,001
4.000%, 11/20/40	450,397	417,082
4.000%, 03/15/41	356,819	330,359
4.000%, 06/15/41	13,322	12,366
4.000%, 09/15/41	67,440	62,448
4.000%, 10/15/41	288,685	266,409
4.000%, 10/20/41	588,142	544,538
4.000%, 11/15/41	92,345	85,457
4.000%, 11/20/41	225,787	209,008
4.000%, 12/15/41	263,926	243,935
4.000%, 01/15/42	9,257	8,593
4.000%, 02/15/42	13,522	12,444
4.000%, 03/15/42	87,899	81,226
4.000%, 04/20/42	293,426	271,395
4.000%, 06/20/42	22,337	20,652
4.000%, 11/15/42	9,573	8,895
4.000%, 01/15/43	36,238	33,210
4.000%, 10/20/44	512,918	472,331
4.000%, 11/20/44	513,259	472,578
4.000%, 12/20/44	29,587	27,241
4.000%, 08/20/46	88,053	80,547
4.000%, 08/20/48	84,605	77,203
4.000%, 03/15/50	31,912	29,071
4.000%, 03/20/50	29,670	27,451
4.000%, 04/20/50	250,518	227,459
4.500%, 08/15/39	561,080	536,634
4.500%, 02/20/40	50,023	47,506
4.500%, 06/15/40	158,462	151,449
4.500%, 07/15/40	35,846	34,178
4.500%, 09/20/40	5,390	5,113
4.500%, 03/15/41	215,635	205,876
4.500%, 04/15/41	17,928	17,082
4.500%, 08/20/48	441,027	412,842
4.500%, 09/20/48	300,658	281,671
4.500%, 10/20/48	425,938	399,038

BHFTI-352

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
4.500%, 01/20/49	65,191	$61,121
4.500%, 03/20/50	90,230	83,397
4.500%, 09/20/52	3,723,056	3,442,809
5.000%, 03/15/39	23,968	23,437
5.000%, 07/15/39	46,267	45,308
5.000%, 08/15/39	39,328	38,249
5.000%, 09/15/39	27,774	27,107
5.000%, 04/15/40	14,876	14,407
5.000%, 08/15/40	68,194	66,097
5.000%, 04/15/41	43,166	41,645
5.000%, 09/15/41	30,519	29,812
5.470%, 08/20/59 (a)	325	304
5.500%, 10/15/39	6,839	6,820
6.000%, 06/15/36	326,348	334,422
Government National Mortgage Association REMICS
0.661%, -1x 1M TSFR + 5.986%, 07/20/41 (a)(b)	63,189	4,724
2.500%, 11/20/46	96,790	83,692
2.750%, 02/20/64	458,417	450,708
3.250%, 08/20/68	1,832,266	1,738,876
4.000%, 12/20/40	1,223,610	1,150,125
4.500%, 05/16/40	17,644	17,306
4.500%, 05/20/40 (b)	1,975	0
4.500%, 12/20/40	1,111,128	1,039,110
4.871%, 1M TSFR + 0.764%, 05/20/61 (a)	6,579	6,474
5.000%, 12/20/39	2,717,138	2,665,073
5.000%, 03/20/40	1,276,391	1,252,215
5.010%, 09/20/60 (a)	6,576	6,462
5.500%, 04/20/34	217,667	216,481
5.689%, 1M TSFR + 0.364%, 10/20/47 (a)	495,004	473,563
5.730%, 1Y H15 + 0.350%, 08/20/66 (a)	1,339,142	1,333,105
5.732%, 1M TSFR + 0.414%, 08/20/60 (a)	53,584	53,165
5.732%, 1M TSFR + 0.414%, 09/20/60 (a)	81,419	80,779
5.739%, 1M TSFR + 0.414%, 05/20/48 (a)	435,592	417,567
5.739%, 1M TSFR + 0.414%, 06/20/48 (a)	571,911	548,215
5.773%, 1M TSFR + 0.444%, 07/20/60 (a)	111,801	111,038
5.880%, 1Y H15 + 0.500%, 05/20/66 (a)	1,022,730	1,019,686
5.919%, 1M TSFR + 0.594%, 01/20/38 (a)	16,229	16,053
5.922%, 1M TSFR + 0.604%, 02/20/61 (a)	34,566	34,397
5.932%, 1M TSFR + 0.614%, 12/20/60 (a)	117,917	117,406
5.932%, 1M TSFR + 0.614%, 02/20/61 (a)	8,705	8,662
5.932%, 1M TSFR + 0.614%, 04/20/61 (a)	45,703	45,493
5.932%, 1M TSFR + 0.614%, 05/20/61 (a)	108,283	107,844
5.939%, 1M TSFR + 0.614%, 07/20/37 (a)	62,577	62,305
5.962%, 1M TSFR + 0.644%, 06/20/61 (a)	55,928	55,706
5.975%, 1M TSFR + 0.644%, 12/16/39 (a)	57,119	56,358
6.032%, 1M TSFR + 0.714%, 10/20/61 (a)	271,812	270,955
6.045%, 1M TSFR + 0.714%, 11/16/39 (a)	93,623	92,717
6.062%, 1M TSFR + 0.744%, 01/20/62 (a)	216,706	216,009
6.062%, 1M TSFR + 0.744%, 03/20/62 (a)	215,379	214,560
6.132%, 1M TSFR + 0.814%, 11/20/61 (a)	207,274	206,831
6.132%, 1M TSFR + 0.814%, 01/20/62 (a)	232,609	232,102

		197,407,104

Federal Agencies—42.0%
Federal Farm Credit Banks Funding Corp.
1.300%, 05/13/30	20,000,000	15,871,677
1.600%, 07/15/30	10,000,000	7,932,758
1.980%, 07/13/38	19,515,000	13,061,857
3.700%, 03/24/42	10,000,000	7,667,911
4.375%, 03/03/33	8,400,000	7,966,883
5.480%, 06/27/42	2,000,000	1,858,712
Federal Home Loan Banks
2.125%, 09/14/29	11,000,000	9,498,472
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	7,408,423
Zero Coupon, 09/15/36	10,000,000	5,121,894
Zero Coupon, 12/15/36	45,000,000	22,542,462
6.750%, 03/15/31	1,841,000	2,063,275
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	17,100,000	10,940,028
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	7,010,896
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	40,000,000	28,846,717
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	5,612,574
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	35,623,000	26,163,062
Zero Coupon, 04/15/30	35,000,000	25,124,186
Tennessee Valley Authority
0.750%, 05/15/25	5,000,000	4,641,258
2.875%, 09/15/24	4,050,000	3,949,721
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 07/15/29	8,669,000	6,477,513
Zero Coupon, 01/15/34	12,669,000	7,405,256
U.S. Department of Housing & Urban Development
2.738%, 08/01/25	5,000,000	4,752,510
U.S. International Development Finance Corp.
1.110%, 05/15/29	4,928,571	4,353,600
1.920%, 12/15/32	9,047,619	7,820,219

		244,091,864

U.S. Treasury — 13.1%
U.S. Treasury Bonds
2.875%, 05/15/52	27,100,000	19,214,535
3.000%, 05/15/45	9,800,000	7,277,649
3.000%, 02/15/48	18,000,000	13,169,531
3.625%, 02/15/44	27,000,000	22,450,078
3.625%, 05/15/53	2,590,000	2,144,439
4.000%, 11/15/42	5,190,000	4,606,530
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/52 (c)	1,866,702	1,024,316
0.250%, 02/15/50 (c)	2,972,350	1,748,665
U.S. Treasury Inflation-Indexed Notes
1.125%, 01/15/33 (c)	1,026,170	926,640

BHFTI-353

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.625%, 01/31/26	4,000,000	$3,796,719

		76,359,102

Total U.S. Treasury & Government Agencies
(Cost $628,706,414)		517,858,070

Foreign Government—9.9%

Sovereign—9.9%
Abu Dhabi Government International Bond
3.125%, 10/11/27 (144A)	2,860,000	2,666,813
Colombia Government International Bond
3.125%, 04/15/31	5,090,000	3,760,777
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/25	10,389,000	9,881,512
Indonesia Government International Bond
4.750%, 02/11/29	4,410,000	4,228,088
Israel Government AID Bonds
5.500%, 12/04/23	15,210,000	15,205,675
5.500%, 04/26/24	1,900,000	1,896,390
5.500%, 09/18/33	5,000,000	5,182,410
Mexico Government International Bond
4.500%, 04/22/29 (d)	4,650,000	4,332,947
Panama Government International Bond
3.750%, 03/16/25	2,780,000	2,683,133
Peru Government International Bond
4.125%, 08/25/27 (d)	2,620,000	2,494,957
Poland Government International Bond
3.250%, 04/06/26	2,820,000	2,678,267
Qatar Government International Bond
4.000%, 03/14/29 (144A)	2,740,000	2,608,047
Total Foreign Government

(Cost $65,785,360)		57,619,016

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations — 0.2%
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,173,979	1,093,089

Total Mortgage-Backed Securities
(Cost $1,165,231)		1,093,089

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $2,332,712; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $2,378,900.	2,332,226	2,332,226

Total Short-Term Investments
(Cost $2,332,226)		2,332,226

Securities Lending Reinvestments (e)—0.3%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.1%
Cantor Fitzgerald & Co.
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $150,067; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500%—7.267%, maturity dates ranging from 02/01/24—08/20/71, and an aggregate market value of $153,000.	150,000	$150,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $33,218; collateralized by U.S. Treasury Obligations with rates ranging from 0.250%—5.403%, maturity dates ranging from 01/31/24—10/31/25, and various Common Stock with an aggregate market value of $33,847.	33,183	33,183
HSBC Securities, Inc.
Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $200,088; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—4.500%, maturity dates ranging from 09/30/23—05/15/52, and an aggregate market value of $204,090.	200,000	200,000
ING Financial Markets LLC
Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $16,902; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—4.500%, maturity dates ranging from 10/12/23—02/15/50, and an aggregate market value of $17,232.	16,894	16,894
National Bank Financial, Inc.
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $5,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.625%—3.875%, maturity dates ranging from 01/15/26—11/15/41, and an aggregate market value of $5,124.	5,000	5,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $4,237; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—4.000%, maturity dates ranging from 10/12/23—02/15/32, and an aggregate market value of $4,337.	4,233	4,233
Societe Generale
Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $31,379; collateralized by various Common Stock with an aggregate market value of $34,910.	31,365	31,365

		440,675

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class
5.270% (f)	125,000	125,000
BlackRock Liquidity Funds FedFund, Institutional Shares
5.230% (f)	150,000	150,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
5.230% (f)	150,000	150,000
Goldman Sachs Financial Square Government Fund, Institutional Shares
5.240% (f)	135,000	135,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares
5.270% (f)	150,000	150,000

BHFTI-354

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares	Value

Mutual Funds —(Continued)
RBC U.S. Government Money Market Fund, Institutional Shares
5.270% (f)	200,000	$200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (f)	125,000	125,000
STIT-Government & Agency Portfolio, Institutional Class
5.260% (f)	175,000	175,000

		1,210,000

Total Securities Lending Reinvestments
(Cost $1,650,676)		1,650,675

Total Investments— 99.9%
(Cost $699,639,907)		580,553,076
Other assets and liabilities (net) — 0.1%		357,707

Net Assets — 100.0%		$580,910,783

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $1,798,562 and the collateral received consisted of cash in the amount of $1,650,675 and non-cash collateral with a value of $194,723. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $5,274,860, which is 0.9% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/19/23	82	USD	9,330,063	$(512,158)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/23	(21)	USD	(2,269,313)	40,103
U.S. Treasury Note 5 Year Futures	12/29/23	(37)	USD	(3,898,297)	29,709

Net Unrealized Depreciation					$(442,346)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-355

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments) The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$517,858,070	$—	$517,858,070
Total Foreign Government*	—	57,619,016	—	57,619,016
Total Mortgage-Backed Securities*	—	1,093,089	—	1,093,089
Total Short-Term Investment*	—	2,332,226	—	2,332,226
Securities Lending Reinvestments
Repurchase Agreements	—	440,675	—	440,675
Mutual Funds	1,210,000	—	—	1,210,000
Total Securities Lending Reinvestments	1,210,000	440,675	—	1,650,675
Total Investments	$1,210,000	$579,343,076	$—	$580,553,076

Collateral for Securities Loaned (Liability)	$—	$(1,650,675)	$—	$(1,650,675)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$69,812	$—	$—	$69,812
Futures Contracts (Unrealized Depreciation)	(512,158)	—	—	(512,158)
Total Futures Contracts	$(442,346)	$—	$—	$(442,346)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-356

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTI-357

Brighthouse Funds Trust I

Notes to the Schedule of Investments—(Continued)

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of the Portfolio’s investments to assist with such oversight

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-358